UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2017 are attached.

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 23.1%
Vanguard FTSE Developed Markets ETF (A)	248,586	$ 10,567,391
Vanguard FTSE Emerging Markets ETF	50,557	2,174,456

		12,741,847

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF (A)	141,943	7,721,699

U.S. Equity Funds - 25.5%
Schwab U.S. Large-Cap ETF (A)	149,837	8,829,894
Schwab U.S. REIT ETF (A)	62,101	2,580,918
Schwab U.S. Small-Cap ETF	40,207	2,598,981

		14,009,793

U.S. Fixed Income Funds - 37.0%
iShares Core U.S. Aggregate Bond ETF	142,958	15,675,345
iShares TIPS Bond ETF	23,919	2,718,634
SPDR Bloomberg Barclays High Yield Bond ETF (A)	52,376	1,958,862

		20,352,841

Total Exchange-Traded Funds (Cost $50,472,640)		54,826,180

SECURITIES LENDING COLLATERAL - 28.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	15,823,043	15,823,043

Total Securities Lending Collateral (Cost $15,823,043)		15,823,043

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $401,229 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (B), due 11/29/2017, and with a value of $413,494.	$ 401,227	401,227

Total Repurchase Agreement (Cost $401,227)		401,227

Total Investments (Cost $66,696,910) (C)		71,050,450
Net Other Assets (Liabilities) - (29.1)%		(16,006,740)

Net Assets - 100.0%		$ 55,043,710

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$54,826,180	$—	$—	$54,826,180
Securities Lending Collateral	15,823,043	—	—	15,823,043
Repurchase Agreement	—	401,227	—	401,227

Total Investments	$70,649,223	$401,227	$—	$71,050,450

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,467,546. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $66,696,910. Aggregate gross unrealized appreciation and depreciation for all securities is $4,370,670 and $17,130, respectively. Net unrealized appreciation for tax purposes is $4,353,540.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 25.5%
Vanguard FTSE Developed Markets ETF	395,533	$ 16,814,108
Vanguard FTSE Emerging Markets ETF	76,630	3,295,856

		20,109,964

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF	202,089	10,993,642

U.S. Equity Funds - 28.5%
Schwab U.S. Large-Cap ETF	254,870	15,019,489
Schwab U.S. REIT ETF	88,745	3,688,242
Schwab U.S. Small-Cap ETF	57,216	3,698,443

		22,406,174

U.S. Fixed Income Funds - 31.3%
iShares Core U.S. Aggregate Bond ETF	173,217	18,993,244
iShares TIPS Bond ETF	33,869	3,849,550
SPDR Bloomberg Barclays High Yield Bond ETF (A)	47,172	1,764,233

		24,607,027

Total Exchange-Traded Funds (Cost $71,792,998)		78,116,807

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	1,786,275	1,786,275

Total Securities Lending Collateral (Cost $1,786,275)		1,786,275

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $640,057 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (B), due 11/29/2017, and with a value of $657,604.	$ 640,054	640,054

Total Repurchase Agreement (Cost $640,054)		640,054

Total Investments (Cost $74,219,327) (C)		80,543,136
Net Other Assets (Liabilities) - (2.4)%		(1,892,532)

Net Assets - 100.0%		$ 78,650,604

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$78,116,807	$—	$—	$78,116,807
Securities Lending Collateral	1,786,275	—	—	1,786,275
Repurchase Agreement	—	640,054	—	640,054

Total Investments	$79,903,082	$640,054	$—	$80,543,136

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,746,580. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $74,219,327. Aggregate gross unrealized appreciation and depreciation for all securities is $6,366,514 and $42,705, respectively. Net unrealized appreciation for tax purposes is $6,323,809.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 28.2%
Vanguard FTSE Developed Markets ETF	518,621	$ 22,046,579
Vanguard FTSE Emerging Markets ETF	97,748	4,204,141

		26,250,720

International Fixed Income Funds - 14.0%
iShares JP Morgan USD Emerging Markets Bond ETF	4	461
Vanguard Total International Bond ETF	238,688	12,984,627

		12,985,088

U.S. Equity Funds - 31.7%
Schwab U.S. Large-Cap ETF	353,241	20,816,492
Schwab U.S. REIT ETF	104,854	4,357,732
Schwab U.S. Small-Cap ETF	67,601	4,369,729

		29,543,953

U.S. Fixed Income Funds - 25.4%
iShares Core U.S. Aggregate Bond ETF	166,618	18,269,664
iShares TIPS Bond ETF	40,174	4,566,177
SPDR Bloomberg Barclays High Yield Bond ETF (A)	21,158	791,309

		23,627,150

Total Exchange-Traded Funds (Cost $84,759,928)		92,406,911

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	801,184	801,184

Total Securities Lending Collateral (Cost $801,184)		801,184

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $ 855,720 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (B), due 11/29/2017, and with a value of $876,806.	$ 855,718	855,718

Total Repurchase Agreement (Cost $855,718)		855,718

Total Investments (Cost $86,416,830) (C)		94,063,813
Net Other Assets (Liabilities) - (1.1)%		(983,072)

Net Assets - 100.0%		$ 93,080,741

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$92,406,911	$—	$—	$92,406,911
Securities Lending Collateral	801,184	—	—	801,184
Repurchase Agreement	—	855,718	—	855,718

Total Investments	$93,208,095	$855,718	$—	$94,063,813

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $783,380. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $86,416,830. Aggregate gross unrealized appreciation for all securities is $7,646,983.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 28.8%
Vanguard FTSE Developed Markets ETF (A)	430,133	$ 18,284,954
Vanguard FTSE Emerging Markets ETF	63,586	2,734,834

		21,019,788

International Fixed Income Funds - 15.3%
iShares JP Morgan USD Emerging Markets Bond ETF	9,135	1,052,900
Vanguard Total International Bond ETF	185,589	10,096,042

		11,148,942

U.S. Equity Funds - 36.5%
Schwab U.S. Large-Cap ETF	334,249	19,697,293
Schwab U.S. REIT ETF (A)	82,635	3,434,311
Schwab U.S. Small-Cap ETF (A)	53,322	3,446,734

		26,578,338

U.S. Fixed Income Funds - 18.6%
iShares Core U.S. Aggregate Bond ETF	88,508	9,704,902
iShares TIPS Bond ETF	31,104	3,535,281
SPDR Bloomberg Barclays High Yield Bond ETF (A)	9,156	342,434

		13,582,617

Total Exchange-Traded Funds (Cost $65,604,819)		72,329,685

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	11,668,233	11,668,233

Total Securities Lending Collateral (Cost $11,668,233)		11,668,233

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $663,759 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 01/12/2018, and with a value of $678,980.	$ 663,756	663,756

Total Repurchase Agreement (Cost $663,756)		663,756

Total Investments (Cost $77,936,808) (C)		84,661,674
Net Other Assets (Liabilities) - (16.1)%		(11,760,535)

Net Assets - 100.0%		$ 72,901,139

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$72,329,685	$—	$—	$72,329,685
Securities Lending Collateral	11,668,233	—	—	11,668,233
Repurchase Agreement	—	663,756	—	663,756

Total Investments	$83,997,918	$663,756	$—	$84,661,674

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,408,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $77,936,808. Aggregate gross unrealized appreciation and depreciation for all securities is $6,728,518 and $3,652, respectively. Net unrealized appreciation for tax purposes is $6,724,866.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 30.3%
Vanguard FTSE Developed Markets ETF (A)	461,162	$ 19,603,997
Vanguard FTSE Emerging Markets ETF	46,756	2,010,975

		21,614,972

International Fixed Income Funds - 14.3%
iShares JP Morgan USD Emerging Markets Bond ETF	22,463	2,589,086
Vanguard Total International Bond ETF	140,373	7,636,291

		10,225,377

U.S. Equity Funds - 44.8%
Schwab U.S. Large-Cap ETF	421,829	24,858,383
Schwab U.S. REIT ETF (A)	84,784	3,523,623
Schwab U.S. Small-Cap ETF (A)	54,662	3,533,352

		31,915,358

U.S. Fixed Income Funds - 10.4%
iShares Core U.S. Aggregate Bond ETF	61,522	6,745,887
SPDR Bloomberg Barclays High Yield Bond ETF (A)	17,628	659,287

		7,405,174

Total Exchange-Traded Funds (Cost $63,539,671)		71,160,881

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	20,514,307	20,514,307

Total Securities Lending Collateral (Cost $20,514,307)		20,514,307

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $278,872 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 01/12/2018, and with a value of $284,573.	$ 278,871	278,871

Total Repurchase Agreement (Cost $278,871)		278,871

Total Investments (Cost $84,332,849) (C)		91,954,059
Net Other Assets (Liabilities) - (28.9)%		(20,644,097)

Net Assets - 100.0%		$ 71,309,962

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$71,160,881	$—	$—	$71,160,881
Securities Lending Collateral	20,514,307	—	—	20,514,307
Repurchase Agreement	—	278,871	—	278,871

Total Investments	$91,675,188	$278,871	$—	$91,954,059

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,047,906. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $84,332,849. Aggregate gross unrealized appreciation for all securities is $7,621,210.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 30.1%
Vanguard FTSE Developed Markets ETF	407,007	$ 17,301,868
Vanguard FTSE Emerging Markets ETF	26,032	1,119,636

		18,421,504

International Fixed Income Funds - 8.0%
iShares JP Morgan USD Emerging Markets Bond ETF	25,990	2,995,607
Vanguard Total International Bond ETF	34,732	1,889,421

		4,885,028

U.S. Equity Funds - 53.2%
Schwab U.S. Large-Cap ETF (A)	448,940	26,456,034
Schwab U.S. REIT ETF	72,416	3,009,609
Schwab U.S. Small-Cap ETF (A)	46,704	3,018,947

		32,484,590

U.S. Fixed Income Funds - 8.2%
iShares Core U.S. Aggregate Bond ETF	33,470	3,669,985
SPDR Bloomberg Barclays High Yield Bond ETF (A)	35,669	1,334,021

		5,004,006

Total Exchange-Traded Funds (Cost $53,694,775)		60,795,128

SECURITIES LENDING COLLATERAL - 22.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	13,649,659	13,649,659

Total Securities Lending Collateral (Cost $13,649,659)		13,649,659

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $533,303 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 01/12/2018, and with a value of $544,183.	$ 533,302	533,302

Total Repurchase Agreement (Cost $533,302)		533,302

Total Investments (Cost $67,877,736) (C)		74,978,089
Net Other Assets (Liabilities) - (22.7)%		(13,859,142)

Net Assets - 100.0%		$ 61,118,947

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$60,795,128	$—	$—	$60,795,128
Securities Lending Collateral	13,649,659	—	—	13,649,659
Repurchase Agreement	—	533,302	—	533,302

Total Investments	$74,444,787	$533,302	$—	$74,978,089

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,353,912. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $67,877,736. Aggregate gross unrealized appreciation for all securities is $7,100,353.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 29.9%
Vanguard FTSE Developed Markets ETF (A)	248,805	$ 10,576,700
Vanguard FTSE Emerging Markets ETF	28,270	1,215,893

		11,792,593

International Fixed Income Fund - 4.9%
iShares JP Morgan USD Emerging Markets Bond ETF	16,842	1,941,209

U.S. Equity Funds - 61.4%
Schwab U.S. Large-Cap ETF (A)	335,638	19,779,147
Schwab U.S. REIT ETF	46,824	1,946,006
Schwab U.S. Small-Cap ETF (A)	38,595	2,494,781

		24,219,934

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	10,628	1,165,360

Total Exchange-Traded Funds (Cost $34,025,762)		39,119,096

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	11,326,151	11,326,151

Total Securities Lending Collateral (Cost $11,326,151)		11,326,151

Total Investments (Cost $45,351,913) (C)		50,445,247
Net Other Assets (Liabilities) - (27.8)%		(10,971,150)

Net Assets - 100.0%		$ 39,474,097

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,119,096	$—	$—	$39,119,096
Securities Lending Collateral	11,326,151	—	—	11,326,151

Total Investments	$50,445,247	$—	$—	$50,445,247

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,069,535. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $45,351,913. Aggregate gross unrealized appreciation for all securities is $5,093,334.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 29.8%
Vanguard FTSE Developed Markets ETF (A)	177,442	$ 7,543,059
Vanguard FTSE Emerging Markets ETF	29,664	1,275,849

		8,818,908

International Fixed Income Fund - 3.4%
iShares JP Morgan USD Emerging Markets Bond ETF	8,692	1,001,840

U.S. Equity Funds - 63.1%
Schwab U.S. Large-Cap ETF (A)	253,729	14,952,250
Schwab U.S. REIT ETF (A)	35,246	1,464,824
Schwab U.S. Small-Cap ETF	34,599	2,236,479

		18,653,553

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	7,936	870,183

Total Exchange-Traded Funds (Cost $25,617,144)		29,344,484

SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	8,500,284	8,500,284

Total Securities Lending Collateral (Cost $8,500,284)		8,500,284

Total Investments (Cost $34,117,428) (C)		37,844,768
Net Other Assets (Liabilities) - (27.9)%		(8,261,895)

Net Assets - 100.0%		$ 29,582,873

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$29,344,484	$—	$—	$29,344,484
Securities Lending Collateral	8,500,284	—	—	8,500,284

Total Investments	$37,844,768	$—	$—	$37,844,768

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,307,486. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $34,117,428. Aggregate gross unrealized appreciation and depreciation for all securities is $3,728,470 and $1,130, respectively. Net unrealized appreciation for tax purposes is $3,727,340.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 30.1%
Vanguard FTSE Developed Markets ETF	3,084	$ 131,101
Vanguard FTSE Emerging Markets ETF	526	22,623

		153,724

International Fixed Income Fund - 3.4%
iShares JP Morgan USD Emerging Markets Bond ETF	149	17,174

U.S. Equity Funds - 62.7%
Schwab U.S. Large-Cap ETF	4,357	256,758
Schwab U.S. REIT ETF	612	25,435
Schwab U.S. Small-Cap ETF	585	37,814

		320,007

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	136	14,912

Total Exchange-Traded Funds (Cost $494,967)		505,817

Total Investments (Cost $494,967) (A)		505,817
Net Other Assets (Liabilities) - 0.9%		4,765

Net Assets - 100.0%		$ 510,582

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$505,817	$—	$—	$505,817

Total Investments	$505,817	$—	$—	$505,817

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $494,967. Aggregate gross unrealized appreciation for all securities is $10,850.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 30.1%
Vanguard FTSE Developed Markets ETF	3,084	$ 131,101
Vanguard FTSE Emerging Markets ETF	526	22,623

		153,724

International Fixed Income Fund - 3.4%
iShares JP Morgan USD Emerging Markets Bond ETF	149	17,174

U.S. Equity Funds - 62.7%
Schwab U.S. Large-Cap ETF	4,357	256,758
Schwab U.S. REIT ETF	612	25,435
Schwab U.S. Small-Cap ETF	585	37,814

		320,007

U.S. Fixed Income Fund - 2.9%
iShares Core U.S. Aggregate Bond ETF	136	14,912

Total Exchange-Traded Funds (Cost $494,967)		505,817

Total Investments (Cost $494,967) (A)		505,817
Net Other Assets (Liabilities) - 0.9%		4,765

Net Assets - 100.0%		$ 510,582

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$505,817	$—	$—	$505,817

Total Investments	$505,817	$—	$—	$505,817

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $494,967. Aggregate gross unrealized appreciation for all securities is $10,850.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 16.0%
Vanguard FTSE Developed Markets ETF	315,690	$ 13,419,982
Vanguard FTSE Emerging Markets ETF	75,309	3,239,040

		16,659,022

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF	266,658	14,506,195

U.S. Equity Funds - 17.0%
Schwab U.S. Large-Cap ETF	128,750	7,587,237
Schwab U.S. REIT ETF	120,126	4,992,437
Schwab U.S. Small-Cap ETF	77,922	5,036,878

		17,616,552

U.S. Fixed Income Funds - 52.5%
iShares Core U.S. Aggregate Bond ETF	382,190	41,907,134
iShares TIPS Bond ETF	44,690	5,079,465
SPDR Bloomberg Barclays High Yield Bond ETF (A)	200,479	7,497,915

		54,484,514

Total Exchange-Traded Funds (Cost $98,414,037)		103,266,283

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	7,591,631	7,591,631

Total Securities Lending Collateral (Cost $7,591,631)		7,591,631

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $600,823 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.75%, due 01/12/2018, and with a value of $614,078.	$ 600,821	600,821

Total Repurchase Agreement (Cost $600,821)		600,821

Total Investments (Cost $106,606,489) (C)		111,458,735
Net Other Assets (Liabilities) - (7.4)%		(7,696,873)

Net Assets - 100.0%		$ 103,761,862

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$103,266,283	$—	$—	$103,266,283
Securities Lending Collateral	7,591,631	—	—	7,591,631
Repurchase Agreement	—	600,821	—	600,821

Total Investments	$110,857,914	$600,821	$—	$111,458,735

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $7,422,928. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $106,606,489. Aggregate gross unrealized appreciation and depreciation for all securities is $4,889,470 and $37,224, respectively. Net unrealized appreciation for tax purposes is $4,852,246.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 44,546
Transamerica Global Multifactor Macro (F)	1,475,688	13,266,435

		13,310,981

International Equity Funds - 13.4%
Transamerica Developing Markets Equity (F)	3,400,044	39,610,516
Transamerica Emerging Markets Equity (F)	955,839	10,189,240
Transamerica International Equity (F)	2,763,212	52,694,458
Transamerica International Equity Opportunities (F)	2,736,288	23,778,342
Transamerica International Small Cap (F)	2,038,828	13,150,440
Transamerica International Small Cap Value (F)	912,285	12,087,773

		151,510,769

International Fixed Income Funds - 8.3%
Transamerica Emerging Markets Debt (F)	4,148,004	45,296,205
Transamerica Inflation Opportunities (F)	4,825,780	48,257,800

		93,554,005

U.S. Alternative Funds - 3.2%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	13,251	128,674
Transamerica Event Driven (F)	1,069,131	10,905,137
Transamerica Managed Futures Strategy (F)	3,384,383	25,552,092

		36,585,903

U.S. Equity Funds - 19.1%
Transamerica Capital Growth (F)	1,104,040	17,808,160
Transamerica Concentrated Growth (F)	874,348	14,968,845
Transamerica Dividend Focused (F)	4,212,785	47,056,808
Transamerica Growth (F)	2,050,677	26,433,228
Transamerica Large Cap Value (F)	3,883,281	51,958,302
Transamerica Mid Cap Value (F)	587,352	9,873,387
Transamerica Mid Cap Value Opportunities (F)	370,671	4,622,265
Transamerica Multi-Cap Growth (F)	1,685,831	12,879,752
Transamerica Small Cap Core (F)	436,030	5,018,704
Transamerica Small Cap Growth (F)	382,221	2,602,923
Transamerica Small Cap Value (F)	427,086	4,924,296
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	950
Transamerica US Growth (F)	879,413	17,579,475

		215,727,095

U.S. Fixed Income Funds - 53.7%
Transamerica Bond (F)	6,580,550	62,515,229
Transamerica Core Bond (F)	13,298,298	132,849,995
Transamerica Flexible Income (F)	2,443,586	22,896,400
Transamerica Floating Rate (F)	5,187,744	51,825,559
Transamerica High Yield Bond (F)	46	437
Transamerica Intermediate Bond (F)	9,755,198	99,503,019
Transamerica Short-Term Bond (F)	6,857,522	68,918,093
Transamerica Total Return (F)	16,242,120	166,968,999

		605,477,731

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 1.2%
Transamerica MLP & Energy Income (F)	1,703,912	$ 13,494,982

Total Investment Companies (Cost $1,066,765,060)		1,129,661,466

Total Investments (Cost $1,066,765,060) (G)		1,129,661,466
Net Other Assets (Liabilities) - (0.1)%		(926,340)

Net Assets - 100.0%		$ 1,128,735,126

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,129,487,296	$—	$—	$1,129,487,296

Total	$1,129,487,296	$—	$—	$1,129,487,296

Investment Companies Measured at Net Asset Value (I)				174,170

Total Investments				$1,129,661,466

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $174,170, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $174,170 or less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$44,546	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	128,674	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	950	0.0	(J)

Total			$228,989	$174,170	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $1,066,765,060. Aggregate gross unrealized appreciation and depreciation for all securities is $74,757,979 and $11,861,573, respectively. Net unrealized appreciation for tax purposes is $62,896,406.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 29,066
Transamerica Global Multifactor Macro (F)	2,548,889	22,914,511

		22,943,577

International Equity Funds - 36.3%
Transamerica Developing Markets Equity (F)	13,381,813	155,898,125
Transamerica Emerging Markets Equity (F)	5,629,652	60,012,092
Transamerica Global Real Estate Securities (F)	347,958	4,941,009
Transamerica International Equity (F)	8,350,496	159,243,965
Transamerica International Equity Opportunities (F)	10,246,107	89,038,673
Transamerica International Small Cap (F)	6,279,234	40,501,060
Transamerica International Small Cap Value (F)	3,568,417	47,281,531

		556,916,455

U.S. Alternative Funds - 4.1%
Transamerica Event Driven (F)	2,286,998	23,327,378
Transamerica Managed Futures Strategy (F)	5,187,311	39,164,198

		62,491,576

U.S. Equity Funds - 53.6%
Transamerica Capital Growth (F)	4,096,729	66,080,233
Transamerica Concentrated Growth (F)	3,236,458	55,408,165
Transamerica Dividend Focused (F)	14,551,699	162,542,478
Transamerica Growth (F)	7,683,015	99,034,066
Transamerica Large Cap Value (F)	14,017,975	187,560,501
Transamerica Mid Cap Value (F)	3,936,387	66,170,666
Transamerica Mid Cap Value Opportunities (F)	2,201,718	27,455,423
Transamerica Multi-Cap Growth (F)	4,321,446	33,015,850
Transamerica Small Cap Core (F)	300,344	3,456,958
Transamerica Small Cap Growth (F)	2,460,591	16,756,628
Transamerica Small Cap Value (F)	3,243,511	37,397,682
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	3,174
Transamerica US Growth (F)	3,281,037	65,587,921

		820,469,745

U.S. Mixed Allocation Fund - 4.6%
Transamerica MLP & Energy Income (F)	8,852,838	70,114,479

Total Investment Companies (Cost $1,266,223,036)		1,532,935,832

Total Investments (Cost $1,266,223,036) (G)		1,532,935,832
Net Other Assets (Liabilities) - (0.1)%		(1,476,625)

Net Assets - 100.0%		$ 1,531,459,207

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,532,903,592	$—	$—	$1,532,903,592

Total	$1,532,903,592	$—	$—	$1,532,903,592

Investment Companies Measured at Net Asset Value (I)				32,240

Total Investments				$1,532,935,832

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $32,240, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $32,240 or less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$29,066	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,174	0.0	(J)

Total			$104,086	$32,240	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $1,266,223,036. Aggregate gross unrealized appreciation and depreciation for all securities is $280,633,200 and $13,920,404, respectively. Net unrealized appreciation for tax purposes is $266,712,796.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 194,292
Transamerica Global Multifactor Macro (F)	4,535,751	40,776,401

		40,970,693

International Equity Funds - 27.1%
Transamerica Developing Markets Equity (F)	15,477,861	180,317,086
Transamerica Emerging Markets Equity (F)	7,987,437	85,146,076
Transamerica Global Real Estate Securities (F)	881,279	12,514,160
Transamerica International Equity (F)	12,080,111	230,367,722
Transamerica International Equity Opportunities (F)	12,243,072	106,392,292
Transamerica International Small Cap (F)	8,374,957	54,018,474
Transamerica International Small Cap Value (F)	4,810,452	63,738,487

		732,494,297

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (F)	7,397,620	80,782,006
Transamerica Inflation Opportunities (F)	3,399,399	33,993,989

		114,775,995

U.S. Alternative Funds - 2.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	43,273	420,198
Transamerica Event Driven (F)	2,087,718	21,294,720
Transamerica Managed Futures Strategy (F)	5,760,655	43,492,945

		65,207,863

U.S. Equity Funds - 39.3%
Transamerica Capital Growth (F)	5,168,815	83,372,983
Transamerica Concentrated Growth (F)	4,028,554	68,968,847
Transamerica Dividend Focused (F)	19,278,854	215,344,804
Transamerica Growth (F)	9,617,555	123,970,283
Transamerica Large Cap Value (F)	18,261,650	244,340,876
Transamerica Mid Cap Value (F)	5,547,131	93,247,280
Transamerica Mid Cap Value Opportunities (F)	3,295,562	41,095,659
Transamerica Multi-Cap Growth (F)	7,439,715	56,839,421
Transamerica Small Cap Core (F)	1,195,954	13,765,436
Transamerica Small Cap Growth (F)	1,793,780	12,215,639
Transamerica Small Cap Value (F)	2,347,594	27,067,764
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	2,894
Transamerica US Growth (F)	4,153,096	83,020,381

		1,063,252,267

U.S. Fixed Income Funds - 22.4%
Transamerica Bond (F)	5,303,614	50,384,330
Transamerica Core Bond (F)	13,794,181	137,803,863
Transamerica Flexible Income (F)	4,050,232	37,950,674
Transamerica Floating Rate (F)	7,028,062	70,210,340
Transamerica Intermediate Bond (F)	10,445,458	106,543,672
Transamerica Short-Term Bond (F)	3,642,323	36,605,348
Transamerica Total Return (F)	16,240,233	166,949,596

		606,447,823

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 3.3%
Transamerica MLP & Energy Income (F)	11,139,922	$ 88,228,183

Total Investment Companies (Cost $2,369,261,137)		2,711,377,121

Total Investments (Cost $2,369,261,137) (G)		2,711,377,121
Net Other Assets (Liabilities) - (0.2)%		(4,414,773)

Net Assets - 100.0%		$ 2,706,962,348

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,710,759,737	$—	$—	$2,710,759,737

Total	$2,710,759,737	$—	$—	$2,710,759,737

Investment Companies Measured at Net Asset Value (I)				617,384

Total Investments				$2,711,377,121

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $617,384, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $617,384 or less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$194,292	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	420,198	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,894	0.0	(J)

Total			$833,436	$617,384	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $2,369,261,137. Aggregate gross unrealized appreciation and depreciation for all securities is $365,457,181 and $23,341,197, respectively. Net unrealized appreciation for tax purposes is $342,115,984.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.4%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 120,606
Transamerica Global Multifactor Macro (F)	3,187,111	28,652,124

		28,772,730

International Equity Funds - 19.4%
Transamerica Developing Markets Equity (F)	8,634,133	100,587,648
Transamerica Emerging Markets Equity (F)	4,156,442	44,307,674
Transamerica International Equity (F)	6,566,989	125,232,489
Transamerica International Equity Opportunities (F)	6,250,254	54,314,706
Transamerica International Small Cap (F)	4,516,727	29,132,887
Transamerica International Small Cap Value (F)	2,437,041	32,290,799

		385,866,203

International Fixed Income Funds - 6.2%
Transamerica Emerging Markets Debt (F)	6,761,243	73,832,768
Transamerica Inflation Opportunities (F)	4,920,488	49,204,883

		123,037,651

U.S. Alternative Funds - 2.6%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	28,370	275,484
Transamerica Event Driven (F)	1,694,044	17,279,247
Transamerica Managed Futures Strategy (F)	4,500,499	33,978,765

		51,533,496

U.S. Equity Funds - 27.7%
Transamerica Capital Growth (F)	2,657,254	42,861,500
Transamerica Concentrated Growth (F)	2,316,447	39,657,575
Transamerica Dividend Focused (F)	10,106,095	112,885,079
Transamerica Growth (F)	4,874,167	62,828,016
Transamerica Large Cap Value (F)	9,419,336	126,030,722
Transamerica Mid Cap Value (F)	2,577,371	43,325,598
Transamerica Mid Cap Value Opportunities (F)	1,575,696	19,648,925
Transamerica Multi-Cap Growth (F)	4,076,846	31,147,103
Transamerica Small Cap Core (F)	711,166	8,185,520
Transamerica Small Cap Growth (F)	1,094,855	7,455,960
Transamerica Small Cap Value (F)	1,414,932	16,314,161
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	1,793
Transamerica US Growth (F)	2,078,269	41,544,599

		551,886,551

U.S. Fixed Income Funds - 40.7%
Transamerica Bond (F)	8,157,121	77,492,654
Transamerica Core Bond (F)	18,070,547	180,524,764
Transamerica Flexible Income (F)	5,723,426	53,628,498
Transamerica Floating Rate (F)	7,408,198	74,007,898
Transamerica High Yield Bond (F)	160	1,521
Transamerica Intermediate Bond (A) (F)	13,499,195	137,691,785
Transamerica Short-Term Bond (F)	6,397,507	64,294,941
Transamerica Total Return (F)	21,759,781	223,690,553

		811,332,614

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 2.1%
Transamerica MLP & Energy Income (F)	5,426,312	$ 42,976,390

Total Investment Companies (Cost $1,823,912,305)		1,995,405,635

Total Investments (Cost $1,823,912,305) (G)		1,995,405,635
Net Other Assets (Liabilities) - (0.1)%		(2,023,457)

Net Assets - 100.0%		$ 1,993,382,178

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,995,007,752	$—	$—	$1,995,007,752

Total	$1,995,007,752	$—	$—	$1,995,007,752

Investment Companies Measured at Net Asset Value (I)				397,883

Total Investments				$1,995,405,635

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $397,883, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $397,883 or less than 0.1% of the Fund’s net assets.
(E)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$120,606	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	275,484	0.0	(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,793	0.0	(J)

Total			$532,379	$397,883	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $1,823,912,305. Aggregate gross unrealized appreciation and depreciation for all securities is $192,252,584 and $20,759,254, respectively. Net unrealized appreciation for tax purposes is $171,493,330.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 10.5%
Transamerica International Equity (A) (B)	2,552,656	$ 48,679,144

Money Market Fund - 0.2%
Transamerica Government Money Market (A) (B)	694,290	694,290

U.S. Equity Funds - 37.2%
Transamerica Large Growth (B)	5,549,645	61,212,582
Transamerica Large Value Opportunities (B)	5,583,209	57,395,389
Transamerica Mid Cap Growth (A) (B)	984,376	13,525,319
Transamerica Mid Cap Value Opportunities (A) (B)	1,061,933	13,242,299
Transamerica Small Cap Growth (A) (B)	1,898,779	12,949,676
Transamerica Small Cap Value (A) (B)	1,141,968	13,178,308

		171,503,573

U.S. Fixed Income Funds - 52.2%
Transamerica High Quality Bond (B)	3,856,340	38,563,405
Transamerica High Yield Bond (B)	3,097,392	29,363,272
Transamerica Inflation-Protected Securities (B)	5,348,059	53,052,747
Transamerica Intermediate Bond (B)	11,739,698	119,979,714

		240,959,138

Total Investment Companies (Cost $445,237,113)		461,836,145

Total Investments (Cost $445,237,113) (C)		461,836,145
Net Other Assets (Liabilities) - (0.1)%		(253,241)

Net Assets - 100.0%		$ 461,582,904

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$461,836,145	$—	$—	$461,836,145

Total Investments	$461,836,145	$—	$—	$461,836,145

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $445,237,113. Aggregate gross unrealized appreciation and depreciation for all securities is $18,942,483 and $2,343,451, respectively. Net unrealized appreciation for tax purposes is $16,599,032.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.9%
Transamerica International Equity (A) (B)	3,525,955	$ 67,239,958

Money Market Fund - 0.2%
Transamerica Government Money Market (A) (B)	474,267	474,267

U.S. Equity Funds - 65.8%
Transamerica Large Growth (B)	5,738,354	63,294,044
Transamerica Large Value Opportunities (B)	5,471,083	56,242,738
Transamerica Mid Cap Growth (A) (B)	1,181,189	16,229,541
Transamerica Mid Cap Value Opportunities (A) (B)	1,319,502	16,454,193
Transamerica Small Cap Growth (A) (B)	2,383,129	16,252,943
Transamerica Small Cap Value (A) (B)	1,469,386	16,956,719

		185,430,178

U.S. Fixed Income Funds - 10.2%
Transamerica High Quality Bond (B)	145,277	1,452,770
Transamerica High Yield Bond (B)	621,665	5,893,385
Transamerica Inflation-Protected Securities (B)	962,973	9,552,695
Transamerica Intermediate Bond (B)	1,144,615	11,697,963

		28,596,813

Total Investment Companies (Cost $253,343,002)		281,741,216

Total Investments (Cost $253,343,002) (C)		281,741,216
Net Other Assets (Liabilities) - (0.1)%		(143,624)

Net Assets - 100.0%		$ 281,597,592

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$281,741,216	$—	$—	$281,741,216

Total Investments	$281,741,216	$—	$—	$281,741,216

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $253,343,002. Aggregate gross unrealized appreciation and depreciation for all securities is $28,475,417 and $77,203, respectively. Net unrealized appreciation for tax purposes is $28,398,214.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.3%
Transamerica International Equity (A) (B)	236,503	$ 4,510,115

Money Market Fund - 0.2%
Transamerica Government Money Market (A) (B)	372,534	372,534

U.S. Equity Funds - 8.8%
Transamerica Large Growth (B)	620,011	6,838,726
Transamerica Large Value Opportunities (B)	657,694	6,761,094
Transamerica Small Cap Core (A) (B)	361,415	4,159,881

		17,759,701

U.S. Fixed Income Funds - 88.8%
Transamerica High Quality Bond (B)	3,360,265	33,602,646
Transamerica High Yield Bond (B)	2,249,219	21,322,595
Transamerica Inflation-Protected Securities (B)	3,135,857	31,107,696
Transamerica Intermediate Bond (B)	9,076,366	92,760,464

		178,793,401

Total Investment Companies (Cost $200,628,519)		201,435,751

Total Investments (Cost $200,628,519) (C)		201,435,751
Net Other Assets (Liabilities) - (0.1)%		(111,135)

Net Assets - 100.0%		$ 201,324,616

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$201,435,751	$—	$—	$201,435,751

Total Investments	$201,435,751	$—	$—	$201,435,751

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(C)	Aggregate cost for federal income tax purposes is $200,628,519. Aggregate gross unrealized appreciation and depreciation for all securities is $3,301,315 and $2,494,083, respectively. Net unrealized appreciation for tax purposes is $807,232.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.1%
Cayman Islands - 1.2%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1,
4.21% (A), 02/15/2040 (B)	$ 2,548,333	$ 2,522,850

United States - 8.9%
AMPLIT Trust
Series 2015-A, Class A,
5.00%, 09/15/2021 (B)	179,637	179,977
Bayview Opportunity Master Fund IIIa Trust
Series 2016-RN3, Class A1,
3.60% (A), 09/29/2031 (B)	401,661	404,112
Bayview Opportunity Master Fund IIIb Trust
Series 2017-RN3, Class A1,
3.23% (A), 05/28/2032 (B)	150,181	150,524
Bayview Opportunity Master Fund IVb Trust
Series 2017-RN1, Class A1,
3.60% (A), 02/28/2032 (B)	139,587	139,427
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class A,
4.21% (A), 12/16/2041 (B)	440,781	452,707
CAM Mortgage Trust
Series 2016-1, Class A,
4.00% (A), 01/15/2056 (B)	61,504	61,930
Series 2016-2, Class A1,
3.25% (A), 06/15/2057 (B)	56,883	56,955
CitiBank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	1,200,000	1,203,793
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,053,677
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	825,000	875,271
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B,
4.83% (A), 05/25/2035	399,107	405,746
DT Auto Owner Trust
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	256,458
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	550,000	552,202
First Investors Auto Owner Trust
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	735,259
Series 2016-2A, Class D,
3.35%, 11/15/2022 (B)	200,000	200,134
Five Guys Funding LLC
Series 2017-1A, Class A2,
4.60%, 07/25/2047 (B)	160,000	162,282
Flagship Credit Auto Trust
Series 2015-1, Class C,
3.76%, 06/15/2021 (B)	1,400,000	1,410,934
GCAT LLC
Series 2017-5, Class A1,
3.23% (A), 07/25/2047 (B)	173,998	173,835
Home Partners of America Trust
Series 2016-1, Class D,
4.53% (A), 03/17/2033 (B)	1,000,000	1,027,277

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Merlin Aviation Holdings DAC
Series 2016-1, Class A,
4.50% (A), 12/15/2032 (B)	$ 420,256	$ 425,313
NYMT Residential
Series 2016-RP1A, Class A,
4.00% (A), 03/25/2021 (B)	168,791	169,435
OneMain Financial Issuance Trust
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	1,015,000	1,015,328
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	950,502
SLM Private Credit Student Loan Trust
Series 2003-B, Class A3,
0.00% (A), 03/15/2033	1,050,000	1,048,999
SoFi Professional Loan Program LLC
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	1,146,776	1,157,547
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	239,758
Series 2016-E, Class B,
3.44% (A), 07/25/2040 (B)	445,000	446,776
TAL Advantage V LLC
Series 2014-3A, Class A,
3.27%, 11/21/2039 (B)	1,041,333	1,039,255
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (A), 10/25/2046 (B)	476,483	476,871
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	267,529	268,064
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	595,465	601,678
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	253,434	254,363
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	191,767	191,738
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	18,084	18,089
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	129,206	129,644
Series 2015-NPL4, Class A2,
4.25% (A), 02/25/2055 (B)	99,692	99,727
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	675,898	678,179

		18,713,766

Total Asset-Backed Securities (Cost $20,947,868)		21,236,616

CONVERTIBLE BONDS - 4.0%
Bermuda - 0.2%
Horizon Pharma Investment, Ltd.
2.50%, 03/15/2022	580,000	504,600

United States - 3.8%
Acorda Therapeutics, Inc.
1.75%, 06/15/2021	85,000	75,172
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	931,000	1,097,416

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Chesapeake Energy Corp.
5.50%, 09/15/2026 (B)	$ 660,000	$ 623,700
DISH Network Corp.
2.38%, 03/15/2024 (B)	140,000	149,450
Echo Global Logistics, Inc.
2.50%, 05/01/2020	50,000	46,625
Evolent Health, Inc.
2.00%, 12/01/2021 (B)	225,000	286,031
Finisar Corp.
0.50%, 12/15/2036 (B)	1,045,000	1,041,734
Hercules Capital, Inc.
4.38%, 02/01/2022 (B)	50,000	51,063
Impax Laboratories, Inc.
2.00%, 06/15/2022	655,000	574,353
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	225,000	242,438
Liberty Media Corp.
2.25%, 09/30/2046 (B)	560,000	601,650
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	930,000	917,212
Nabors Industries, Inc.
0.75%, 01/15/2024 (B) (C)	575,000	452,453
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024 (B)	525,000	535,172
PDC Energy, Inc.
1.13%, 09/15/2021	235,000	221,047
Rovi Corp.
0.50%, 03/01/2020 (C)	135,000	134,916
RWT Holdings, Inc.
5.63%, 11/15/2019	440,000	461,450
SM Energy Co.
1.50%, 07/01/2021	75,000	69,609
Teladoc, Inc.
3.00%, 12/15/2022 (B)	290,000	305,950

		7,887,441

Total Convertible Bonds (Cost $8,358,290)		8,392,041

CORPORATE DEBT SECURITIES - 61.1%
Argentina - 0.7%
Banco Hipotecario SA
22.42% (A), 01/12/2020 (B)	ARS 8,446,000	481,160
YPF SA
6.95%, 07/21/2027 (B)	$ 505,000	510,555
24.10% (A), 07/07/2020 (B)	400,000	411,000

		1,402,715

Austria - 0.3%
BRF GmbH
4.35%, 09/29/2026 (B) (C)	665,000	636,206
OGX Austria GmbH
8.38%, 04/01/2022 (B) (D) (E) (F)	6,100,000	610
8.50%, 06/01/2018 (B) (D) (E) (F)	600,000	6

		636,822

Bermuda - 0.9%
Aircastle, Ltd.
4.13%, 05/01/2024	860,000	882,575
5.00%, 04/01/2023	545,000	579,880
5.50%, 02/15/2022	145,000	157,325
Sirius International Group, Ltd.
4.60%, 11/01/2026 (B)	330,000	316,074

		1,935,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada - 2.8%
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	$ 20,000	$ 18,250
5.63%, 06/01/2024 (B)	290,000	253,750
Canadian Natural Resources, Ltd.
3.85%, 06/01/2027	195,000	197,043
3.90%, 02/01/2025	105,000	107,179
6.25%, 03/15/2038	570,000	677,260
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	464,813
6.50%, 01/15/2025 (B)	130,000	125,775
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	230,175
6.38%, 10/15/2020 (B)	3,900,000	3,792,750

		5,866,995

Chile - 0.3%
Cencosud SA
4.38%, 07/17/2027 (B)	700,000	697,200

Colombia - 0.4%
Ecopetrol SA
5.88%, 05/28/2045	1,025,000	960,630

Finland - 0.1%
Nokia OYJ
3.38%, 06/12/2022	60,000	60,712
4.38%, 06/12/2027	105,000	108,150

		168,862

France - 1.5%
Credit Agricole SA
4.38%, 03/17/2025 (B) (C)	2,035,000	2,112,688
Societe Generale SA
4.25%, 04/14/2025 (B)	1,115,000	1,141,593

		3,254,281

Italy - 1.3%
Enel SpA
8.75% (A), 09/24/2073 (B)	1,208,000	1,455,640
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	1,200,000	1,224,361

		2,680,001

Luxembourg - 0.4%
Cosan Luxembourg SA
7.00%, 01/20/2027 (B)	530,000	549,875
Raizen Fuels Finance SA
5.30%, 01/20/2027 (B)	200,000	205,500

		755,375

Mexico - 2.6%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 47,400,000	2,422,969
Cemex SAB de CV
7.75%, 04/16/2026 (B) (C)	$ 1,060,000	1,216,350
Petroleos Mexicanos
7.47%, 11/12/2026	MXN 22,025,500	1,103,111
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/2023 (B) (C)	$ 655,000	666,135

		5,408,565

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B) (C)	$ 945,000	$ 935,550
7.25%, 06/01/2021 (B)	60,000	60,975

		996,525

Netherlands - 3.5%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	1,080,000	1,150,951
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	753,060
5.40%, 02/01/2027	490,000	515,970
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	1,395,000	1,624,766
Petrobras Global Finance BV
5.63%, 05/20/2043	190,000	162,117
6.25%, 03/17/2024	790,000	823,575
6.75%, 01/27/2041	1,480,000	1,420,800
6.88%, 01/20/2040	730,000	709,925
7.25%, 03/17/2044	130,000	130,650

		7,291,814

Norway - 0.2%
Aker BP ASA
6.00%, 07/01/2022 (B)	400,000	416,000

Spain - 0.3%
Santander Issuances SAU
5.18%, 11/19/2025	600,000	649,758

United Kingdom - 2.3%
Barclays PLC
4.38%, 09/11/2024	1,415,000	1,452,243
4.84%, 05/09/2028	690,000	716,846
Lloyds Banking Group PLC
4.50%, 11/04/2024	435,000	454,664
4.58%, 12/10/2025	228,000	237,198
4.65%, 03/24/2026	420,000	442,305
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	560,000	594,884
Standard Chartered PLC
4.30%, 02/19/2027 (B) (C)	1,015,000	1,031,210

		4,929,350

United States - 43.0%
American Airlines Pass-Through Trust
3.70%, 11/01/2024	924,510	917,576
4.38%, 04/01/2024	658,350	674,545
4.95%, 08/15/2026	235,000	244,400
AT&T, Inc.
4.35%, 06/15/2045	85,000	77,008
4.50%, 03/09/2048	1,050,000	968,476
4.75%, 05/15/2046	195,000	187,252
5.25%, 03/01/2037	2,160,000	2,260,822
Avnet, Inc.
4.63%, 04/15/2026	1,075,000	1,114,809
Bank of America Corp.
4.25%, 10/22/2026, MTN	1,599,000	1,663,915
Brixmor Operating Partnership, LP
3.25%, 09/15/2023	160,000	157,575
3.65%, 06/15/2024	490,000	484,379
4.13%, 06/15/2026	400,000	399,458
Bruce Mansfield Pass-Through Trust
6.85%, 06/01/2034(F)	1,443,139	627,766
CBRE Services, Inc.
4.88%, 03/01/2026	1,625,000	1,755,832

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2023 (B)	$ 1,070,000	$ 1,123,500
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%, 10/23/2045	1,110,000	1,308,472
Chesapeake Energy Corp.
4.88%, 04/15/2022 (C)	260,000	239,200
5.75%, 03/15/2023	35,000	32,025
Cimarex Energy Co.
4.38%, 06/01/2024	335,000	354,655
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	571,572	595,864
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	1,250,000	1,156,250
Cox Communications, Inc.
3.85%, 02/01/2025 (B) (C)	1,685,000	1,704,959
4.50%, 06/30/2043 (B)	120,000	113,407
4.80%, 02/01/2035 (B)	400,000	395,214
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	2,537,108	2,678,425
DDR Corp.
4.70%, 06/01/2027	805,000	816,590
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,095,000	2,333,474
8.35%, 07/15/2046 (B)	815,000	1,064,422
Dillard’s, Inc.
7.00%, 12/01/2028	25,000	27,524
Energy Transfer, LP
4.05%, 03/15/2025	1,710,000	1,727,069
EnLink Midstream Partners, LP
4.15%, 06/01/2025	350,000	350,836
4.40%, 04/01/2024	105,000	107,815
5.45%, 06/01/2047	1,115,000	1,127,517
Express Scripts Holding Co.
3.40%, 03/01/2027	1,105,000	1,086,276
Ford Motor Credit Co. LLC
4.39%, 01/08/2026, MTN	1,070,000	1,109,178
Forethought Financial Group, Inc.
8.63%, 04/15/2021 (B) (F)	705,000	811,874
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	370,000	361,675
General Electric Co.
5.00% (A), 01/21/2021 (G)	315,000	332,101
General Motors Financial Co., Inc.
5.25%, 03/01/2026	2,935,000	3,181,693
Glencore Funding LLC
4.63%, 04/29/2024 (B)	1,670,000	1,770,200
Halcon Resources Corp.
6.75%, 02/15/2025 (B)	550,000	560,830
HCA, Inc.
4.50%, 02/15/2027	270,000	276,075
5.25%, 04/15/2025 - 06/15/2026	845,000	916,075
7.05%, 12/01/2027	180,000	202,725
7.58%, 09/15/2025, MTN	1,020,000	1,176,825
7.69%, 06/15/2025	340,000	395,675
7.75%, 07/15/2036, MTN	125,000	142,344
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	1,580,000	1,672,588
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (B)	465,000	481,856
4.88%, 04/01/2027 (B)	430,000	448,275
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	515,000	529,394

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	$ 2,300,000	$ 2,491,160
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,799,500
Jabil, Inc.
4.70%, 09/15/2022	1,090,000	1,157,035
Jefferies Group LLC
6.25%, 01/15/2036	1,635,000	1,790,606
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,085,000	1,144,825
Kinder Morgan, Inc.
4.30%, 06/01/2025	1,630,000	1,704,149
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	695,000	710,637
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (B)	200,000	198,097
Level 3 Financing, Inc.
5.38%, 08/15/2022	65,000	66,788
Mackinaw Power LLC
6.30%, 10/31/2023 (B) (F)	675,032	712,486
Masco Corp.
6.50%, 08/15/2032	895,000	1,097,550
7.75%, 08/01/2029	194,000	259,483
Morgan Stanley
4.35%, 09/08/2026, MTN	3,175,000	3,331,610
New York Life Global Funding
1.50%, 10/24/2019 (B)	2,220,000	2,205,732
Newfield Exploration Co.
5.38%, 01/01/2026	605,000	630,712
5.63%, 07/01/2024	525,000	550,594
NGPL PipeCo LLC
4.38%, 08/15/2022 (B) (H)	195,000	200,606
4.88%, 08/15/2027 (B) (H)	325,000	334,344
Nuance Communications, Inc.
1.00%, 12/15/2035	575,000	554,516
Oasis Petroleum, Inc.
6.88%, 03/15/2022 (C)	265,000	262,350
Old Republic International Corp.
3.88%, 08/26/2026	855,000	857,902
4.88%, 10/01/2024	800,000	862,580
Owens Corning
7.00%, 12/01/2036	409,000	527,404
PepsiCo, Inc.
1.35%, 10/04/2019	2,215,000	2,204,286
QEP Resources, Inc.
5.25%, 05/01/2023	228,000	221,659
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	1,125,000	1,179,844
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	1,980,000	1,925,336
Rice Energy, Inc.
6.25%, 05/01/2022	430,000	449,350
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	1,000,000	1,112,220
5.88%, 06/30/2026	515,000	578,992
SM Energy Co.
5.00%, 01/15/2024 (C)	450,000	418,500
5.63%, 06/01/2025 (C)	205,000	191,675
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	340,000	352,924
Solvay Finance America LLC
4.45%, 12/03/2025 (B)	400,000	429,747
Southwestern Energy Co.
4.10%, 03/15/2022 (C)	625,000	582,812

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	$ 155,000	$ 157,356
Tenet Healthcare Corp.
5.13%, 05/01/2025 (B) (C)	470,000	472,938
7.50%, 01/01/2022 (B) (C)	145,000	156,600
Tesoro Corp.
4.75%, 12/15/2023 (B)	440,000	474,711
5.13%, 12/15/2026 (B)	545,000	595,563
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	110,000	117,700
Time Warner Cable LLC
4.50%, 09/15/2042	590,000	555,976
5.50%, 09/01/2041	1,080,000	1,161,795
UAL Pass-Through Trust
6.64%, 01/02/2024	1,837,892	1,994,113
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	440,000	452,100
5.00%, 06/01/2026 (B)	555,000	577,200
Viacom, Inc.
4.38%, 03/15/2043	1,170,000	1,033,324
4.85%, 12/15/2034	64,000	62,075
5.85%, 09/01/2043	285,000	304,219
6.25% (A), 02/28/2057	65,000	66,788
Weyerhaeuser Co.
6.88%, 12/15/2033	1,330,000	1,692,538
Whiting Petroleum Corp.
5.75%, 03/15/2021 (C)	610,000	578,738
Williams Partners, LP / ACMP Finance Corp.
4.88%, 03/15/2024	645,000	675,752

		90,474,187

Total Corporate Debt Securities (Cost $130,100,368)		128,524,934

FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Argentina - 0.4%
Provincia de Buenos Aires
6.50%, 02/15/2023 (B)	410,000	416,970
7.88%, 06/15/2027 (B)	400,000	408,268
24.27% (A), 05/31/2022 (B)	ARS 1,275,000	75,515

		900,753

Canada - 2.4%
Province of Ontario
2.00%, 01/30/2019	$ 4,945,000	4,975,006

Mexico - 0.8%
Mexico Bonos
Series M,
5.75%, 03/05/2026	MXN 16,033,100	836,396
6.50%, 06/10/2021	16,341,800	910,928

		1,747,324

Norway - 1.1%
Norway Government Bond
4.50%, 05/22/2019 (B)	NOK 17,070,000	2,321,187

Supranational - 2.2%
Africa Finance Corp.
3.88%, 04/13/2024 (B)	$ 260,000	258,492

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
European Investment Bank
8.75%, 09/18/2021, MTN (I)	TRY 8,165,000	$ 2,199,157
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP 6,190,000,000	2,031,393

		4,489,042

Total Foreign Government Obligations (Cost $14,562,170)		14,433,312

LOAN ASSIGNMENTS - 1.1%
United States - 1.1%
Chemours Co.
Term Loan B, 3.73% (A), 05/12/2022	$ 667,808	672,608
Chesapeake Energy Corp.
Term Loan, 8.69% (A), 08/23/2021	1,556,305	1,670,597

Total Loan Assignments (Cost $2,224,113)		2,343,205

MORTGAGE-BACKED SECURITIES - 5.2%
United States - 5.2%
Alternative Loan Trust
Series 2003-22CB, Class 1A1,
5.75%, 12/25/2033	303,939	311,666
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	481,997	478,790
Series 2004-16CB, Class 1A1,
5.50%, 07/25/2034	202,534	206,438
Series 2004-16CB, Class 3A1,
5.50%, 08/25/2034	230,079	236,349
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	419,385	425,601
Banc of America Funding Trust
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	540,984	569,287
COMM Mortgage Trust
Series 2016-SAVA, Class C,
4.23% (A), 10/15/2034 (B)	670,000	673,357
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 4A4,
5.75%, 11/25/2033	111,682	115,383
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1,
4.01% (A), 07/19/2035	610,008	590,616
GS Mortgage Securities Trust
Series 2007-GG10, Class AM,
5.93% (A), 08/10/2045	437,380	440,879
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1,
1.87% (A), 07/25/2045	178,256	163,893
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class C,
6.40% (A), 06/15/2043 (B) (F)	1,211,000	1,194,286
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.59% (A), 02/25/2035	374,152	370,367
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	373,198	385,638

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Alternative Loan Trust (continued)
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	$ 429,238	$ 444,604
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7,
5.75%, 11/25/2034	724,490	732,487
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D,
5.06% (A), 05/10/2063 (B)	345,000	333,445
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class D,
5.79% (A), 02/15/2044 (B)	635,000	644,891
Series 2012-C7, Class E,
4.98% (A), 06/15/2045 (B)	840,000	700,933
Working Cap Solutions Funding LLC
Series 2016-1, Class TSTC,
7.71%, 08/30/2017 (F)	2,000,000	2,000,000

Total Mortgage-Backed Securities (Cost $11,097,300)		11,018,910

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
4.53% (A), 10/25/2027	1,000,000	1,118,379
5.48% (A), 11/25/2023	1,350,000	1,511,452

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,629,831

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury - 3.3%
U.S. Treasury Note
1.25%, 03/31/2019 - 06/30/2019	6,860,000	6,849,034

Total U.S. Government Obligations (Cost $6,851,615)		6,849,034

	Shares	Value
COMMON STOCKS - 1.4%
Brazil - 0.1%
OGX Petroleo e Gas SA, ADR (E)	106,674	85,873

Colombia - 0.2%
Frontera Energy Corp. (E)	15,581	434,156

United States - 1.1%
Bristol-Myers Squibb Co.	16,527	940,386
Whiting Petroleum Corp. (E)	270,591	1,420,603

		2,360,989

Total Common Stocks (Cost $5,528,580)		2,881,018

CONVERTIBLE PREFERRED STOCKS - 1.1%
Bermuda - 0.3%
Bunge, Ltd.
4.88%	5,983	656,395

United States - 0.8%
Belden, Inc.
6.75%	1,873	187,262

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
Chesapeake Energy Corp.
5.75%	1,385	$ 851,775
Wells Fargo & Co.
Series L, Class A, 7.50%	432	573,480

		1,612,517

Total Convertible Preferred Stocks (Cost $1,989,398)		2,268,912

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (J)	10,831,180	10,831,180

Total Securities Lending Collateral (Cost $10,831,180)		10,831,180

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.12% (J), dated 07/31/2017, to be repurchased at $8,533,109 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $8,704,333.	$ 8,533,081	8,533,081

Total Repurchase Agreement (Cost $8,533,081)		8,533,081

Total Investments (Cost $223,333,071) (K)		219,942,074
Net Other Assets (Liabilities) - (4.6)%		(9,640,486)

Net Assets - 100.0%		$ 210,301,588

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Oil, Gas & Consumable Fuels	14.5%		$ 31,903,693
Asset-Backed Securities	9.7		21,236,616
Foreign Government Obligations	6.6		14,433,312
Banks	6.3		13,927,256
Mortgage-Backed Securities	5.0		11,018,910
Media	3.9		8,580,829
U.S. Government Obligations	3.1		6,849,034
Health Care Providers & Services	2.8		6,160,783
Pharmaceuticals	2.7		6,042,264
Equity Real Estate Investment Trusts	2.5		5,475,876
Diversified Financial Services	2.5		5,389,129
Technology Hardware, Storage & Peripherals	2.3		5,070,484
Insurance	2.3		5,054,162
Food & Staples Retailing	2.3		5,000,391
Airlines	2.0		4,426,498
Consumer Finance	2.0		4,290,871
Textiles, Apparel & Luxury Goods	1.7		3,799,500
Electronic Equipment, Instruments & Components	1.6		3,603,931
Diversified Telecommunication Services	1.6		3,560,346
Capital Markets	1.5		3,331,610
Food Products	1.5		3,191,925
U.S. Government Agency Obligations	1.2		2,629,831
Wireless Telecommunication Services	1.1		2,422,969
Beverages	1.0		2,204,286
Electric Utilities	1.0		2,168,126
Metals & Mining	1.0		2,131,875
Biotechnology	0.9		1,950,198
Building Products	0.9		1,884,437
Real Estate Management & Development	0.8		1,755,832
Trading Companies & Distributors	0.7		1,619,780
Aerospace & Defense	0.6		1,426,386
Construction Materials	0.6		1,414,447
Communications Equipment	0.6		1,210,596
Chemicals	0.5		1,102,355
Transportation Infrastructure	0.4		963,837
Hotels, Restaurants & Leisure	0.4		930,131
Software	0.3		689,432
Independent Power & Renewable Electricity Producers	0.3		627,766
Energy Equipment & Services	0.2		452,453
Industrial Conglomerates	0.2		332,101
Health Care Technology	0.1		286,031
Multiline Retail	0.0	(L)	27,524

Investments, at Value	91.2		200,577,813
Short-Term Investments	8.8		19,364,261

Total Investments	100.0%		$ 219,942,074

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$21,236,616	$—	$21,236,616
Convertible Bonds	—	8,392,041	—	8,392,041
Corporate Debt Securities	—	128,524,934	—	128,524,934
Foreign Government Obligations	—	14,433,312	—	14,433,312
Loan Assignments	—	2,343,205	—	2,343,205
Mortgage-Backed Securities	—	11,018,910	—	11,018,910
U.S. Government Agency Obligations	—	2,629,831	—	2,629,831
U.S. Government Obligations	—	6,849,034	—	6,849,034
Common Stocks	2,881,018	—	—	2,881,018
Convertible Preferred Stocks	2,268,912	—	—	2,268,912
Securities Lending Collateral	10,831,180	—	—	10,831,180
Repurchase Agreement	—	8,533,081	—	8,533,081

Total Investments	$15,981,110	$203,960,964	$—	$219,942,074

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $78,588,402, representing 37.4% of the Fund's net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,606,612. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities in default.
(E)	Non-income producing securities.
(F)	Illiquid security. At July 31, 2017, the value of such securities amounted to $5,347,028 or 2.5% of the Fund's net assets.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(I)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the value of the Regulation S security is $2,199,157, representing 1.0% of the Fund's net assets.
(J)	Rates disclosed reflect the yields at July 31, 2017.
(K)	Aggregate cost for federal income tax purposes is $223,333,071. Aggregate gross unrealized appreciation and depreciation for all securities is $9,658,132 and $13,049,129, respectively. Net unrealized depreciation for tax purposes is $3,390,997.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
COP	Columbian Peso
MXN	Mexican Peso
NOK	Norwegian Krone
TRY	Turkish New Lira

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 91.6%
Automobiles - 0.5%
Tesla, Inc. (A)	12,038	$ 3,893,932

Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (A) (B)	53,497	4,426,342
Intrexon Corp. (A) (B)	84,806	1,830,961
Juno Therapeutics, Inc. (A) (B)	73,181	2,080,536

		8,337,839

Capital Markets - 3.6%
S&P Global, Inc.	186,326	28,617,810

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	35,443	8,025,359
Vulcan Materials Co.	63,104	7,769,364

		15,794,723

Health Care Equipment & Supplies - 5.9%
DexCom, Inc. (A) (B)	152,210	10,138,708
Intuitive Surgical, Inc. (A)	38,769	36,375,402

		46,514,110

Health Care Technology - 6.3%
athenahealth, Inc. (A) (B)	200,273	27,701,761
Veeva Systems, Inc., Class A (A)	342,719	21,851,764

		49,553,525

Hotels, Restaurants & Leisure - 4.9%
Starbucks Corp.	714,742	38,581,773

Internet & Direct Marketing Retail - 15.3%
Amazon.com, Inc. (A)	74,597	73,685,425
Netflix, Inc. (A)	42,651	7,747,981
Priceline Group, Inc. (A)	19,705	39,971,592

		121,404,998

Internet Software & Services - 19.8%
Alibaba Group Holding, Ltd., ADR (A)	52,426	8,123,409
Alphabet, Inc., Class C (A)	54,161	50,396,810
Facebook, Inc., Class A (A)	424,223	71,799,743
Tencent Holdings, Ltd.	314,100	12,602,927
Twitter, Inc. (A)	877,284	14,115,499

		157,038,388

IT Services - 6.8%
Mastercard, Inc., Class A	297,450	38,014,110
Visa, Inc., Class A	160,922	16,021,394

		54,035,504

Life Sciences Tools & Services - 4.9%
Illumina, Inc. (A)	221,247	38,463,791

Semiconductors & Semiconductor Equipment - 3.4%
NVIDIA Corp.	163,813	26,621,251

Software - 17.2%
Activision Blizzard, Inc.	327,967	20,261,801
salesforce.com, Inc. (A)	424,898	38,580,739
ServiceNow, Inc. (A)	350,635	38,727,636

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Snap, Inc., Class A (A) (B)	140,382	$ 1,919,022
Workday, Inc., Class A (A)	361,221	36,884,276

		136,373,474

Total Common Stocks (Cost $417,890,683)		725,231,118

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C)
Call - USD vs. CNY (D) (E) Exercise Price CNY 7 Expiration Date 11/22/2017, RBS	109,425,578	875

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $367,407)		875

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (F)	18,309,695	18,309,695

Total Securities Lending Collateral (Cost $18,309,695)		18,309,695

	Principal	Value
REPURCHASE AGREEMENT - 8.8%
State Street Bank & Trust Co. 0.12% (F), dated 07/31/2017, to be repurchased at $70,017,488 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $71,419,775.	$ 70,017,255	70,017,255

Total Repurchase Agreement (Cost $70,017,255)		70,017,255

Total Investments (Cost $506,585,040) (G)		813,558,943
Net Other Assets (Liabilities) - (2.7)%		(21,415,708)

Net Assets - 100.0%		$ 792,143,235

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$712,628,191	$12,602,927	$—	$725,231,118
Over-the-Counter Foreign Exchange Options Purchased	—	875	—	875
Securities Lending Collateral	18,309,695	—	—	18,309,695
Repurchase Agreement	—	70,017,255	—	70,017,255

Total Investments	$730,937,886	$82,621,057	$—	$813,558,943

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,912,617. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $875 or 0.0% of the Fund’s net assets.
(E)	Restricted security. At July 31, 2017, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Over-the-Counter Foreign Exchange Options Purchased	Call - USD vs. CNY Exercise Price CNY 7 Expiration Date 11/22/2017, RBS	05/19/2017	$367,407	$875	0.0	%(C)

(F)	Rates disclosed reflect the yields at July 31, 2017.
(G)	Aggregate cost for federal income tax purposes is $506,585,040. Aggregate gross unrealized appreciation and depreciation for all securities is $331,814,490 and $24,840,587, respectively. Net unrealized appreciation for tax purposes is $306,973,903.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.3%
United Technologies Corp.	62,535	$ 7,414,775

Biotechnology - 6.7%
BioMarin Pharmaceutical, Inc. (A)	85,432	7,494,949
Incyte Corp. (A)	54,582	7,275,235

		14,770,184

Capital Markets - 7.1%
BlackRock, Inc., Class A	15,092	6,437,191
Charles Schwab Corp.	216,490	9,287,421

		15,724,612

Chemicals - 6.4%
Albemarle Corp.	64,647	7,486,123
Sherwin-Williams Co.	19,585	6,605,433

		14,091,556

Distributors - 3.1%
LKQ Corp. (A)	201,267	6,955,787

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	87,580	6,710,380

Equity Real Estate Investment Trusts - 4.1%
American Tower Corp., Class A	66,174	9,021,501

Health Care Equipment & Supplies - 6.8%
Cooper Cos., Inc.	32,620	7,955,039
Danaher Corp.	88,267	7,192,878

		15,147,917

Health Care Technology - 3.6%
Cerner Corp. (A)	125,604	8,085,129

Household Products - 3.1%
Colgate-Palmolive Co.	95,602	6,902,464

Internet Software & Services - 9.3%
Alphabet, Inc., Class A (A)	11,510	10,882,705
Facebook, Inc., Class A (A)	57,696	9,765,048

		20,647,753

IT Services - 11.9%
Accenture PLC, Class A	62,412	8,039,914
Fiserv, Inc. (A)	70,544	9,064,904
Visa, Inc., Class A	93,691	9,327,876

		26,432,694

Life Sciences Tools & Services - 3.3%
Lonza Group AG, ADR (A)	302,295	7,215,782

Oil, Gas & Consumable Fuels - 5.5%
Enbridge, Inc.	144,909	6,007,927
EOG Resources, Inc.	63,938	6,083,061

		12,090,988

Pharmaceuticals - 3.1%
Roche Holding AG, ADR	213,836	6,779,243

Professional Services - 3.0%
Verisk Analytics, Inc., Class A (A)	75,608	6,597,554

	Shares	Value
COMMON STOCKS (continued)
Software - 5.6%
Adobe Systems, Inc. (A)	47,925	$ 7,020,533
Check Point Software Technologies, Ltd., Class A (A)	50,544	5,346,545

		12,367,078

Specialty Retail - 1.9%
O’Reilly Automotive, Inc. (A)	20,813	4,252,096

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	61,286	9,115,067

Textiles, Apparel & Luxury Goods - 4.6%
Hanesbrands, Inc. (B)	198,085	4,540,108
NIKE, Inc., Class B	94,070	5,554,834

		10,094,942

Total Common Stocks (Cost $172,845,449)		220,417,502

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	4,608,444	4,608,444

Total Securities Lending Collateral (Cost $4,608,444)		4,608,444

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $1,100,074 on 08/01/2017. Collateralized by a U.S. Government Obligation, 2.13%, due 02/29/2024, and with a value of $1,124,234.	$ 1,100,071	1,100,071

Total Repurchase Agreement (Cost $1,100,071)		1,100,071

Total Investments (Cost $178,553,964) (D)		226,126,017
Net Other Assets (Liabilities) - (2.1)%		(4,750,635)

Net Assets - 100.0%		$ 221,375,382

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$220,417,502	$—	$—	$220,417,502
Securities Lending Collateral	4,608,444	—	—	4,608,444
Repurchase Agreement	—	1,100,071	—	1,100,071

Total Investments	$225,025,946	$1,100,071	$—	$226,126,017

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,494,704. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $178,553,964. Aggregate gross unrealized appreciation and depreciation for all securities is $49,907,873 and $2,335,820, respectively. Net unrealized appreciation for tax purposes is $47,572,053.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.3%
ABFC Trust
Series 2005-AQ1, Class A4,
4.79% (A), 01/25/2034	$ 283,762	$ 291,819
Academic Loan Funding Trust
Series 2012-1A, Class A1,
2.03% (A), 12/27/2022 (B)	87,876	88,015
Series 2013-1A, Class A,
2.03% (A), 12/26/2044 (B)	646,160	643,010
Ally Auto Receivables Trust
Series 2016-1, Class A3,
1.47%, 04/15/2020	1,602,000	1,601,493
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	1,000,000	1,000,340
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	825,636
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	333,494	333,229
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	733,912
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	530,000	532,497
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,107,290	2,213,703
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	224,082
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	294,257
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	822,030
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	958,800	995,938
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,883,293
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	896,578
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,292,314
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	404,129
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class A3,
1.26%, 11/08/2019	488,592	488,395
Series 2015-2, Class A3,
1.27%, 01/08/2020	263,647	263,485
Series 2015-4, Class A3,
1.70%, 07/08/2020	1,500,000	1,500,961
Series 2016-1, Class A3,
1.81%, 10/08/2020	402,000	402,444
Series 2016-2, Class A2A,
1.42%, 10/08/2019	581,036	580,832
Series 2016-2, Class A3,
1.60%, 11/09/2020	342,000	342,071
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	694,845
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	406,866
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	219,451

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2017-1, Class D,
3.13%, 01/18/2023	$ 489,000	$ 491,616
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	3,000,000	3,000,000
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	130,482	130,403
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	279,697	279,173
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,356,383	1,374,287
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,456,879	1,450,858
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039(B) (C)	103,658	102,257
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	418,091	417,675
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	837,401	837,226
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	266,692	264,069
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	186,377
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	25,472	25,470
Series 2015-1, Class A4,
1.82%, 09/15/2020	1,155,000	1,156,207
Series 2015-2, Class A3,
1.31%, 08/15/2019	159,650	159,588
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (A), 08/01/2057 (B)	509,405	509,850
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,933,392	1,929,163
Capital Auto Receivables Asset Trust
Series 2015-4, Class A2,
1.62%, 03/20/2019	416,632	416,726
Series 2016-2, Class A2A,
1.32%, 01/22/2019	196,234	196,156
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	87,228	87,215
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
3.06% (A), 10/15/2021 (B) (D) (E)	348,087	167,082
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	543,000	542,147
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	726,889	727,817
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	810,000	813,156
Chase Funding Trust
Series 2003-2, Class 2A2,
1.79% (A), 02/25/2033	419,129	375,615

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust (continued)
Series 2003-6, Class 1A5,
5.11% (A), 11/25/2034	$ 312,342	$ 322,527
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A2,
1.47%, 04/15/2019 (B)	147,764	147,766
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	1,530,000	1,531,833
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	380,788	385,219
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,561,179
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	298,502	301,376
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	6,490	6,442
CLUB Credit Trust
Series 2017-NP1, Class A,
2.39%, 04/17/2023 (B)	513,000	513,300
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	696,840	684,799
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.02% (A), 06/25/2040 (B)	630,931	59,140
CPS Auto Receivables Trust
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	40,121	40,114
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	127,873
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	75,876	75,845
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	102,197
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	299,376	299,521
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	493,121
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	334,225	334,820
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,689,877	1,709,630
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	232,348	232,631
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	496,426
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	847,076
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,149,760
Credit Acceptance Auto Loan Trust
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	118,144	118,148
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	1,259,000	1,263,165
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	621,000	623,135
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	272,854
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	252,259
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	271,724

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	$ 294,000	$ 297,631
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	651,936
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	408,966
Series 2016-AA, Class B,
3.17%, 05/15/2020 (B)	794,956	796,995
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,651,000	1,674,301
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	445,000	446,227
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,150,020
Series 2017-1, Class C,
2.84%, 04/15/2022	1,173,000	1,178,710
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	2,008,347
Series 2017-2, Class C,
2.75%, 09/15/2023	1,869,000	1,870,102
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	305,000	306,249
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	485,000	490,297
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	661,837
DT Auto Owner Trust
Series 2016-1A, Class B,
2.79%, 05/15/2020 (B)	1,273,719	1,275,863
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	137,501	137,498
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	174,000	176,118
Series 2016-3A, Class A,
1.75%, 11/15/2019 (B)	483,298	483,433
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	1,100,000	1,104,263
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	335,000	334,888
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	583,008
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	590,354
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	946,000	946,965
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	405,016	404,575
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	120,000	120,656
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	23,418	23,410
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	228,579
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	231,898	232,169
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	926,112
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	470,129	470,348
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	600,000	607,530
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	1,181,514	1,181,032
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	426,000	427,774

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	$ 315,000	$ 319,001
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	117,102	117,113
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	55,108	55,106
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	370,997	371,306
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	396,461	395,832
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	865,968
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,499,748
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,697,896	1,698,663
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	386,739
Flagship Credit Auto Trust
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	53,813	53,872
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	114,912	114,875
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	538,779	539,389
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	256,050
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	194,429
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	422,092	425,082
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,122,067
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B)	241,272	241,545
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	743,164
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.28%, 09/15/2019	91,898	91,834
Series 2016-B, Class A3,
1.33%, 10/15/2020	583,000	581,232
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	29,073	28,710
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	228,253	228,088
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	459,718	459,705
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	360,000	361,078
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	722,097
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,300,429
GM Financial Automobile Leasing Trust
Series 2015-1, Class A3,
1.53%, 09/20/2018	64,822	64,831
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	278,628
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	85,766	85,876

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GO Financial Auto Securitization Trust
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	$ 11,785	$ 11,785
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	508,000	511,133
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	193,828	194,399
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	863,233	875,046
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	368,866	375,292
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (B)	428,000	425,847
Series 2016-T1, Class BT1,
3.12%, 10/15/2048 (B)	580,000	576,677
HERO Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	567,742	571,645
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	1,347,146	1,408,780
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	495,495	496,149
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3,
1.22%, 12/18/2019	1,036,000	1,033,700
HSBC Home Equity Loan Trust
Series 2007-3, Class APT,
2.43% (A), 11/20/2036	6,021	6,034
Hyundai Auto Receivables Trust
Series 2015-B, Class A3,
1.12%, 11/15/2019	148,011	147,738
Series 2016-A, Class A3,
1.56%, 09/15/2020	368,000	367,982
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	3,375,000	3,453,644
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.95% (A), 08/25/2038 (B)	3,260,711	75,277
Series 2014-2, Class A,
3.24% (A), 04/25/2040 (B)	556,373	46,454
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	226,197	227,430
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	245,811	246,544
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	1,370,000	1,404,989
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	831,695
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	2,200,000	2,208,152
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,850,000	1,865,290
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (C)	1,490,711	1,490,711
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	1,109,000	1,117,467

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	$ 543,516	$ 545,835
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	1,342,101	1,349,077
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	4,286,000	4,291,244
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	619,277	622,109
Nationstar HECM Loan Trust
Series 2016-2A, Class A,
2.24% (A), 06/25/2026 (B)	202,249	204,523
Series 2016-3A, Class A,
2.01%, 08/25/2026 (B)	282,337	286,704
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (B)	160,000	160,054
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	930,000	924,715
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	625,000	626,311
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	476,000	474,155
NRPL Trust
Series 2015-1A, Class A1,
3.88% (A), 11/01/2054 (B)	606,120	604,136
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	725,268	726,172
Series 2015-2A, Class A2,
3.75% (A), 10/25/2057 (B)	500,000	493,177
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	423,000	420,005
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	1,321,000	1,318,553
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	295,000	295,761
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	600,000	600,281
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,855,000	1,846,661
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	940,599	928,336
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	837,000	838,401
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	273,000	279,825
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	414,119	414,437
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (B)	80,413	80,429
Series 2014-1A, Class B,
3.24%, 06/18/2024 (B)	461,000	461,354
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	380,763	381,419
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	892,000	900,525
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	507,072

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust (continued)
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	$ 1,403,286	$ 1,404,730
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	372,000	372,120
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	960,000	982,088
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	1,257,000	1,279,201
Series 2016-A, Class B,
6.41%, 03/08/2021 (B)	405,000	413,721
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	952,000	960,640
Series 2016-B, Class B,
5.16%, 07/08/2021 (B)	642,000	656,838
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	472,769	480,828
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	622,215
PFS Tax Lien Trust
Series 2014-1, Class NOTE,
1.44%, 05/15/2029 (B)	34,625	34,378
Prestige Auto Receivables Trust
Series 2014-1A, Class A3,
1.52%, 04/15/2020 (B)	19,536	19,535
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,733,608	2,754,229
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	484,169
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,491,027	2,534,788
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	730,602
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	289,735
Series 2016-SFR1, Class E,
5.08% (A), 09/17/2033 (B)	620,000	644,847
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,013,834
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	829,542	831,402
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	1,450,000	1,454,985
Series 2016-A, Class NT,
5.50%, 02/27/2019 (C)	595,563	595,563
RAMP Trust
Series 2006-RZ1, Class A3,
1.53% (A), 03/25/2036	12,018	12,015
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	205,144	205,504
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	540,005	539,785
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	2,348,754	2,348,754
Santander Drive Auto Receivables Trust
Series 2015-4, Class A3,
1.58%, 09/16/2019	72,095	72,098
Series 2015-5, Class A3,
1.58%, 09/16/2019	71,706	71,708

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2016-2, Class A3,
1.56%, 05/15/2020	$ 607,000	$ 606,991
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	45,904	46,251
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	163,646	163,704
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	26,938	26,947
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	520,001	526,142
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	520,581	523,748
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	1,153,000	1,162,740
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	132,810	132,257
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	235,365	236,632
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	235,365	239,404
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	435,000	434,041
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
2.18% (A), 10/15/2018 (B) (C)	1,063,000	1,063,760
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (B) (C)	986,696	986,031
Tricon American Homes Trust
Series 2015-SFR1, Class A,
2.48% (A), 05/17/2032 (B)	383,938	386,040
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	664,000	660,894
U.S. Residential Opportunity Fund III Trust
Series 2016-1III, Class A,
3.47% (A), 07/27/2036 (B)	568,407	568,982
United Auto Credit Securitization Trust
Series 2017-1, Class A,
1.89%, 05/10/2019 (B)	940,699	940,457
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (B)	853,000	852,912
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	162,238
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (C)	1,450,000	1,450,000
VOLT LI LLC
Series 2016-NP11, Class A1,
3.50% (A), 10/25/2046 (B)	929,497	930,255
VOLT LIII LLC
Series 2016-NP13, Class A1,
3.88% (A), 12/26/2046 (B)	974,893	980,769
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.63% (A), 02/25/2047 (B)	755,691	756,369

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (A), 05/25/2047 (B)	$ 611,004	$ 611,729
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	499,080	500,078
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	1,213,485	1,226,148
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	1,114,292	1,118,377
VOLT LVIII LLC
Series 2017-NPL5, Class A1,
3.38% (A), 05/28/2047 (B)	712,465	712,223
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (A), 04/25/2059 (B)	981,659	986,190
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	1,167,323	1,167,142
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	57,677	57,695
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	318,025	319,199
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	159,746	160,287
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	264,542	265,453
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	1,130,279	1,133,584
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	618,200	620,286
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	551,721	553,816
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	506,668
Series 2016-1A, Class A2A,
1.82%, 01/15/2019 (B)	308,161	308,262
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	527,220	527,207
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	284,156
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	375,315
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	71,698	71,654

Total Asset-Backed Securities (Cost $174,105,972)		175,342,764

CORPORATE DEBT SECURITIES - 24.9%
Aerospace & Defense - 0.3%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	331,737
3.95%, 04/10/2047 (B)	150,000	154,978
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	230,000	241,505

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems Holdings, Inc. (continued)
3.85%, 12/15/2025 (B)	$ 250,000	$ 261,210
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	292,045
L3 Technologies, Inc.
3.85%, 12/15/2026	93,000	96,855
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	91,853
4.07%, 12/15/2042	120,000	123,696
4.50%, 05/15/2036	550,000	603,454
4.85%, 09/15/2041	190,000	213,799
6.15%, 09/01/2036	179,000	232,762
Northrop Grumman Corp.
3.20%, 02/01/2027 (F)	268,000	272,633
3.85%, 04/15/2045	49,000	48,318
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	153,680
4.20%, 06/15/2035	150,000	156,916
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	143,001
Textron, Inc.
3.65%, 03/15/2027	171,000	173,674
United Technologies Corp.
4.15%, 05/15/2045	148,000	154,047
4.50%, 06/01/2042	257,000	280,082
6.70%, 08/01/2028	260,000	343,989
8.88%, 11/15/2019	250,000	289,398

		4,659,632

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026 (F)	151,000	153,646
3.90%, 02/01/2035	96,000	96,819
4.10%, 04/15/2043	130,000	128,256
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	70,018
8.38% (G), 04/01/2030	200,000	285,644

		734,383

Airlines - 0.3%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	103,301	108,208
American Airlines Pass-Through Trust
3.00%, 04/15/2030	842,000	828,318
3.35%, 04/15/2031 (H)	164,000	164,000
3.60%, 04/15/2031 (H)	200,000	200,000
3.65%, 02/15/2029 - 12/15/2029	926,738	956,593
5.25%, 07/31/2022	55,550	59,716
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	209,691	219,651
5.98%, 10/19/2023	220,993	241,987
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	90,803	95,343
4.95%, 11/23/2020	114,128	118,265
5.30%, 10/15/2020	44,405	46,403
United Airlines Pass-Through Trust
2.88%, 04/07/2030	600,000	590,910
3.45%, 01/07/2030	311,000	316,309

		3,945,703

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,300,000	1,660,794

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co.
6.60%, 04/01/2036	$ 606,000	$ 712,270
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	199,047

		2,572,111

Banks - 4.5%
ABN AMRO Bank NV
2.10%, 01/18/2019 (B)	279,000	280,168
4.75%, 07/28/2025 (B)	600,000	639,417
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	219,000	221,767
2.85%, 08/06/2020 (B)	250,000	254,676
3.45%, 07/17/2027 (B)	222,000	223,662
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	207,813
4.88%, 01/12/2021, MTN (B)	137,000	148,790
Bank of America Corp.
3.30%, 01/11/2023, MTN	2,600,000	2,668,120
3.50%, 04/19/2026, MTN	398,000	402,217
3.71%(A), 04/24/2028	1,300,000	1,314,878
3.88%, 08/01/2025, MTN	291,000	303,251
3.95%, 04/21/2025, MTN	595,000	609,423
4.00%, 01/22/2025, MTN	140,000	144,242
4.45%, 03/03/2026, MTN	222,000	234,095
5.00%, 05/13/2021, MTN	75,000	82,024
5.63%, 07/01/2020, MTN	2,340,000	2,564,897
5.75%, 12/01/2017	220,000	223,030
5.88%, 02/07/2042, MTN	400,000	507,139
6.40%, 08/28/2017, MTN	1,325,000	1,329,513
6.88%, 04/25/2018, MTN	600,000	622,035
Bank of Montreal
1.40%, 04/10/2018	250,000	249,834
1.50%, 07/18/2019, MTN	261,000	260,048
Bank of Nova Scotia
1.45%, 04/25/2018	455,000	454,755
1.85%, 04/14/2020 (F)	400,000	398,288
1.88%, 09/20/2021 (B)	330,000	325,284
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	200,199
Barclays PLC
3.20%, 08/10/2021	629,000	640,611
3.65%, 03/16/2025	223,000	223,449
4.38%, 01/12/2026	463,000	484,756
5.25%, 08/17/2045	200,000	225,372
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	306,248
5.25%, 11/01/2019	90,000	96,395
6.85%, 04/30/2019, MTN	250,000	271,336
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	251,575
2.65%, 11/03/2022 (B) (H)	400,000	399,384
BPCE SA
1.63%, 01/26/2018, MTN	300,000	299,829
4.63%, 07/11/2024 (B)	300,000	313,639
5.70%, 10/22/2023 (B)	300,000	336,142
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B) (F)	234,000	234,931
2.55%, 06/16/2022	350,000	350,056
Citigroup, Inc.
2.05%, 12/07/2018	300,000	301,164
2.15%, 07/30/2018	219,000	219,806
2.35%, 08/02/2021	192,000	191,057
2.40%, 02/18/2020	800,000	806,626
2.70%, 03/30/2021	474,000	478,843

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
2.75%, 04/25/2022	$ 650,000	$ 651,960
3.40%, 05/01/2026	400,000	398,997
3.67% (A), 07/24/2028	400,000	401,843
3.70%, 01/12/2026	1,350,000	1,373,960
4.13%, 07/25/2028	85,000	87,251
4.40%, 06/10/2025	398,000	417,362
4.65%, 07/30/2045	98,000	106,520
4.75%, 05/18/2046	400,000	424,560
8.13%, 07/15/2039	56,000	86,320
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	77,720
4.30%, 12/03/2025	77,000	80,820
Comerica, Inc.
2.13%, 05/23/2019	250,000	250,163
Commonwealth Bank of Australia
4.50%, 12/09/2025 (B) (F)	200,000	209,619
Cooperatieve Rabobank UA
3.88%, 02/08/2022	300,000	319,660
5.80%, 09/30/2110 (B)	300,000	373,354
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	260,818
4.38%, 03/17/2025 (B)	200,000	207,635
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	198,186
2.70%, 03/02/2022 (B)	213,000	215,240
Discover Bank
4.20%, 08/08/2023	550,000	585,190
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	212,848
Fifth Third Bank
2.38%, 04/25/2019	270,000	272,909
3.85%, 03/15/2026	200,000	207,043
HSBC Holdings PLC
2.65%, 01/05/2022	250,000	251,434
3.60%, 05/25/2023	2,007,000	2,083,356
4.00%, 03/30/2022	911,000	967,613
4.04% (A), 03/13/2028	695,000	727,920
4.25%, 03/14/2024	500,000	522,438
Huntington Bancshares, Inc.
2.30%, 01/14/2022	475,000	469,893
3.15%, 03/14/2021	282,000	288,979
Huntington National Bank
2.00%, 06/30/2018	250,000	250,703
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	394,930
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	258,077
2.00%, 11/26/2018 (B)	200,000	200,450
5.80%, 09/25/2023 (B)	200,000	227,128
ING Groep NV
3.95%, 03/29/2027	200,000	209,502
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (B)	320,000	322,339
KeyBank NA
3.18%, 10/15/2027	250,000	256,580
5.70%, 11/01/2017	245,000	247,490
Lloyds Banking Group PLC
3.00%, 01/11/2022	200,000	202,147
3.75%, 01/11/2027	547,000	555,574
4.58%, 12/10/2025	200,000	208,068
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	101,011
3.90%, 01/15/2026 (B)	570,000	592,855
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	254,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	$ 200,000	$ 196,793
2.67%, 07/25/2022	270,000	270,282
2.95%, 03/01/2021	297,000	302,679
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (F)	200,000	200,120
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	263,708
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	54,230
National Australia Bank, Ltd.
2.50%, 07/12/2026 (F)	250,000	238,292
3.38%, 01/14/2026	400,000	407,413
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	500,347
4.25%, 09/21/2022 (B)	384,000	407,400
PNC Bank NA
6.88%, 04/01/2018	600,000	619,952
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	80,123
5.13%, 02/08/2020	250,000	269,539
6.70%, 06/10/2019	75,000	81,578
Regions Financial Corp.
3.20%, 02/08/2021	321,000	328,991
Royal Bank of Canada
1.88%, 02/05/2020	500,000	499,791
2.75%, 02/01/2022, MTN	99,000	100,941
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	358,894
Santander Issuances SAU
5.18%, 11/19/2025	250,000	270,733
Santander UK Group Holdings PLC
3.13%, 01/08/2021	115,000	117,140
3.57%, 01/10/2023	360,000	368,785
Santander UK PLC
2.50%, 03/14/2019	350,000	353,413
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	301,531
4.25%, 04/14/2025 (B)	270,000	276,440
Stadshypotek AB
1.88%, 10/02/2019 (B)	530,000	529,666
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	1,015,342
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	238,498
2.63%, 07/14/2026	322,000	307,352
2.78%, 07/12/2022	400,000	402,361
2.85%, 01/11/2022 (F)	400,000	404,989
2.93%, 03/09/2021	270,000	274,841
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	598,990
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	91,645
2.90%, 03/03/2021	265,000	269,952
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	244,000	244,554
1.80%, 07/13/2021 (F)	114,000	112,767
2.13%, 04/07/2021, MTN	115,000	115,053
2.25%, 03/15/2021 (B)	300,000	300,509
2.50%, 12/14/2020, MTN	150,000	152,333
3.63% (A), 09/15/2031	223,000	221,361
US Bancorp
2.38%, 07/22/2026, MTN	100,000	95,181
2.63%, 01/24/2022, MTN	133,000	134,913
3.00%, 03/15/2022, MTN	233,000	240,082
3.15%, 04/27/2027, MTN	250,000	251,791
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,306,937

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
2.50%, 03/04/2021	$ 532,000	$ 536,127
2.60%, 07/22/2020, MTN	739,000	751,504
3.00%, 02/19/2025, MTN	509,000	506,888
3.30%, 09/09/2024, MTN	1,300,000	1,326,208
3.55%, 09/29/2025, MTN	400,000	411,448
4.10%, 06/03/2026, MTN	121,000	126,301
4.30%, 07/22/2027, MTN	246,000	261,333
4.60%, 04/01/2021, MTN	600,000	647,357
4.65%, 11/04/2044, MTN	184,000	194,415
4.75%, 12/07/2046, MTN	239,000	258,853
4.90%, 11/17/2045, MTN	202,000	221,673
5.63%, 12/11/2017	150,000	152,279
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	235,910
2.10%, 02/25/2021 (B)	600,000	599,164
2.50%, 06/28/2022	200,000	200,182
2.60%, 11/23/2020	100,000	101,437
4.32% (A), 11/23/2031, MTN	260,000	268,093

		59,290,783

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	118,000	118,519
3.30%, 02/01/2023	2,109,000	2,188,341
4.70%, 02/01/2036	2,939,000	3,249,235
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	240,000	376,144
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	264,955
Constellation Brands, Inc.
4.25%, 05/01/2023	90,000	96,718
Diageo Capital PLC
4.83%, 07/15/2020	90,000	97,276
5.75%, 10/23/2017	230,000	232,194
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (B)	120,000	122,141
Molson Coors Brewing Co.
3.00%, 07/15/2026	198,000	192,690
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	153,719
3.45%, 10/06/2046	300,000	283,750
4.60%, 07/17/2045	78,000	87,524
4.88%, 11/01/2040	33,000	38,506

		7,501,712

Biotechnology - 0.5%
AbbVie, Inc.
2.85%, 05/14/2023	200,000	201,145
3.20%, 11/06/2022	431,000	443,979
3.60%, 05/14/2025	508,000	523,545
4.30%, 05/14/2036	225,000	235,087
4.50%, 05/14/2035	1,151,000	1,226,765
Amgen, Inc.
3.63%, 05/15/2022	456,000	479,387
4.40%, 05/01/2045	250,000	262,378
4.66%, 06/15/2051	841,000	913,286
4.95%, 10/01/2041	100,000	112,087
Biogen, Inc.
3.63%, 09/15/2022	147,000	154,498
5.20%, 09/15/2045	80,000	91,836
Celgene Corp.
2.13%, 08/15/2018	509,000	511,314
3.63%, 05/15/2024	298,000	311,435
3.88%, 08/15/2025	150,000	158,916
5.70%, 10/15/2040	160,000	189,710

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.50%, 09/01/2023	$ 61,000	$ 60,686
3.50%, 02/01/2025	90,000	93,192
3.70%, 04/01/2024	381,000	402,695
4.00%, 09/01/2036	72,000	73,225
4.60%, 09/01/2035	583,000	634,934

		7,080,100

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	159,442
4.95% (G), 07/02/2064	200,000	215,491
5.13%, 09/14/2045	43,000	49,762
5.25%, 12/01/2041	300,000	339,642

		764,337

Capital Markets - 2.2%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	340,577
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	400,000	394,001
2.50%, 04/15/2021, MTN	267,000	269,770
2.60%, 08/17/2020, MTN	100,000	101,775
2.80%, 05/04/2026, MTN	76,000	74,841
4.60%, 01/15/2020, MTN	40,000	42,498
5.45%, 05/15/2019	200,000	212,757
BlackRock, Inc.
3.38%, 06/01/2022	174,000	182,481
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	504,705
3.23%, 09/01/2022	100,000	103,192
CME Group, Inc.
3.00%, 03/15/2025 (F)	160,000	161,788
Credit Suisse AG
2.30%, 05/28/2019, MTN	500,000	504,513
3.00%, 10/29/2021	250,000	256,229
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	250,000	256,528
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	963,736
3.80%, 09/15/2022	250,000	261,570
4.88%, 05/15/2045	250,000	277,233
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	246,757
Deutsche Bank AG
1.88%, 02/13/2018	120,000	120,021
3.13%, 01/13/2021, MTN	58,000	58,761
4.10%, 01/13/2026	700,000	718,966
4.25%, 10/14/2021	392,000	412,272
6.00%, 09/01/2017	470,000	471,537
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	600,000	594,714
2.60%, 04/23/2020	99,000	100,348
2.88%, 02/25/2021	174,000	176,693
2.91% (A), 07/24/2023	300,000	300,452
3.50%, 01/23/2025 - 11/16/2026	362,000	364,346
3.63%, 01/22/2023	1,800,000	1,865,495
3.69% (A), 06/05/2028	907,000	912,779
3.75%, 05/22/2025	101,000	103,860
3.85%, 01/26/2027	815,000	831,585
4.25%, 10/21/2025	100,000	104,066
5.15%, 05/22/2045	48,000	54,236
5.38%, 03/15/2020, MTN	1,021,000	1,104,376
5.95%, 01/18/2018	190,000	193,640
6.75%, 10/01/2037	200,000	262,538

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
7.50%, 02/15/2019, MTN	$ 2,475,000	$ 2,682,499
Invesco Finance PLC
4.00%, 01/30/2024	160,000	169,751
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	489,130
6.25%, 01/14/2021 (B)	725,000	808,589
Morgan Stanley
1.88%, 01/05/2018	170,000	170,171
2.45%, 02/01/2019, MTN	285,000	287,409
2.50%, 04/21/2021, MTN	213,000	213,667
2.65%, 01/27/2020	315,000	319,140
3.59%(A), 07/22/2028	1,067,000	1,068,686
3.88%, 01/27/2026, MTN	919,000	950,184
4.00%, 07/23/2025, MTN	796,000	835,160
4.10%, 05/22/2023, MTN	150,000	157,338
5.00%, 11/24/2025	497,000	542,908
5.63%, 09/23/2019, MTN	1,000,000	1,074,583
7.30%, 05/13/2019, MTN	1,800,000	1,965,384
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	285,199
Northern Trust Corp.
3.38% (A), 05/08/2032	343,000	344,066
State Street Corp.
2.65%, 05/19/2026	150,000	146,179
3.70%, 11/20/2023	615,000	655,705
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	141,350
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	419,914
4.70%, 10/15/2019	75,000	79,194
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (B)	400,000	410,963
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	551,294

		28,674,099

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025 (F)	120,000	120,250
4.13%, 03/15/2035	450,000	448,441
5.25%, 01/15/2045	114,000	129,153
Air Liquide Finance SA
2.25%, 09/27/2023 (B) (F)	228,000	221,924
CF Industries, Inc.
4.50%, 12/01/2026 (B)	633,000	657,738
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	184,882
Dow Chemical Co.
3.00%, 11/15/2022	87,000	89,168
4.13%, 11/15/2021	87,000	93,439
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	101,141
Ecolab, Inc.
5.50%, 12/08/2041	420,000	512,760
Monsanto Co.
4.70%, 07/15/2064	100,000	102,307
Mosaic Co.
4.25%, 11/15/2023 (F)	209,000	220,358
4.88%, 11/15/2041	253,000	238,176
5.45%, 11/15/2033	472,000	500,125
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	137,000	134,497
6.50%, 05/15/2019	260,000	278,937
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	379,758

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Praxair, Inc.
2.65%, 02/05/2025	$ 82,000	$ 81,342
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	137,981
3.45%, 06/01/2027	112,000	113,836
Union Carbide Corp.
7.50%, 06/01/2025	400,000	491,969
7.75%, 10/01/2096	210,000	279,660

		5,517,842

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	187,898
5.25%, 10/01/2020 (B)	65,000	70,741
5.63%, 03/15/2042 (B)	141,000	160,962
6.70%, 06/01/2034 (B)	331,000	414,575
Pitney Bowes, Inc.
5.60%, 03/15/2018, MTN	100,000	102,425
Republic Services, Inc.
2.90%, 07/01/2026	96,000	94,283

		1,030,884

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	73,075
3.00%, 06/15/2022	194,000	201,542
3.63%, 03/04/2024	200,000	212,198
5.90%, 02/15/2039	100,000	129,723
Harris Corp.
3.83%, 04/27/2025	400,000	416,051
4.85%, 04/27/2035	130,000	143,218

		1,175,807

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	352,000	361,064
4.38%, 05/08/2042	128,000	138,177
Fluor Corp.
3.38%, 09/15/2021	547,000	568,620

		1,067,861

Construction Materials - 0.0% (I)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	228,732
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	276,557

		505,289

Consumer Finance - 1.1%
American Express Co.
3.63%, 12/05/2024	63,000	65,059
7.00%, 03/19/2018	700,000	723,678
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	163,333
2.25%, 05/05/2021, MTN	145,000	145,239
2.38%, 05/26/2020, MTN	212,000	214,997
2.70%, 03/03/2022, MTN	90,000	91,241
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	63,317
2.90%, 02/16/2024, MTN	150,000	152,503
7.63%, 10/01/2018 (B)	300,000	320,875
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	322,566
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	122,135

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp. (continued)
3.75%, 04/24/2024 - 07/28/2026	$ 1,172,000	$ 1,191,793
4.20%, 10/29/2025	512,000	521,849
Capital One NA
2.40%, 09/05/2019	350,000	352,205
2.95%, 07/23/2021	250,000	254,244
Daimler Finance North America LLC
2.88%, 03/10/2021 (B) (F)	550,000	560,469
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	363,058
2.24%, 06/15/2018	200,000	200,717
2.94%, 01/08/2019, MTN	400,000	405,686
3.34%, 03/28/2022	600,000	610,237
3.81%, 01/09/2024	332,000	337,912
4.13%, 08/04/2025	212,000	217,541
General Motors Financial Co., Inc.
3.45%, 01/14/2022 - 04/10/2022	1,012,000	1,031,998
3.70%, 05/09/2023	376,000	383,786
3.95%, 04/13/2024	485,000	493,283
4.00%, 01/15/2025 - 10/06/2026	554,000	553,734
4.30%, 07/13/2025	200,000	205,469
4.35%, 01/17/2027	862,000	878,453
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	85,423
2.40%, 10/30/2018 (B)	143,000	143,484
3.00%, 03/18/2021 (B)	250,000	252,807
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	71,082
2.75%, 03/15/2022, MTN	153,000	155,783
2.80%, 03/06/2023, MTN	363,000	369,506
5.75%, 09/10/2018, MTN	100,000	104,649
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	136,626
2.55%, 03/08/2021 (B)	500,000	503,850
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	157,146
Synchrony Financial
3.70%, 08/04/2026	658,000	645,958
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN	194,000	192,939
2.80%, 07/13/2022, MTN	250,000	255,497

		14,022,127

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	286,000	278,222
7.30%, 11/15/2039	200,000	273,262
8.70%, 06/15/2038	120,000	177,047

		728,531

Diversified Consumer Services - 0.1%
Nationwide Building Society
2.45%, 07/27/2021 (B)	200,000	200,354
4.00%, 09/14/2026 (B)	250,000	250,241
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	394,098

		844,693

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	157,000	161,805
3.65%, 07/21/2027	445,000	442,008
Arch Capital Finance LLC
5.03%, 12/15/2046	175,000	194,874
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	559,458

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	$ 480,000	$ 476,609
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,923,000	2,081,946
Jefferies Group LLC
4.85%, 01/15/2027	87,000	92,112
6.25%, 01/15/2036	260,000	284,745
6.45%, 06/08/2027	180,000	207,772
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	118,000	119,631
10.38%, 11/01/2018	250,000	276,791
ORIX Corp.
2.90%, 07/18/2022	201,000	202,279
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	391,127
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	544,647

		6,035,804

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 06/30/2022	1,186,000	1,200,205
3.40%, 05/15/2025	452,000	445,268
3.60%, 02/17/2023	1,517,000	1,569,226
3.95%, 01/15/2025	172,000	176,002
4.45%, 04/01/2024	217,000	230,724
4.60%, 02/15/2021	400,000	427,814
4.75%, 05/15/2046	44,000	42,252
4.90%, 08/14/2037 (H)	1,224,000	1,217,651
5.35%, 09/01/2040	943,000	991,394
6.00%, 08/15/2040	200,000	223,807
6.15%, 09/15/2034	208,000	236,276
6.30%, 01/15/2038	500,000	585,991
6.38%, 03/01/2041	240,000	278,968
6.50%, 09/01/2037	200,000	240,723
BellSouth LLC
6.55%, 06/15/2034	300,000	344,996
British Telecommunications PLC
5.95%, 01/15/2018	200,000	203,881
9.13%, 12/15/2030	180,000	275,212
Centel Capital Corp.
9.00%, 10/15/2019	450,000	504,870
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	151,701
3.60%, 01/19/2027 (B)	330,000	334,829
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,238
3.48%, 06/15/2050 (B)	81,000	82,615
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	716,540
5.21%, 03/08/2047	310,000	343,657
5.46%, 02/16/2021	91,000	100,438
Verizon Communications, Inc.
2.95%, 03/15/2022	321,000	324,286
3.45%, 03/15/2021	238,000	246,711
3.50%, 11/01/2021	600,000	621,612
4.15%, 03/15/2024	300,000	314,984
4.27%, 01/15/2036	400,000	383,797
4.40%, 11/01/2034	2,531,000	2,485,751
4.52%, 09/15/2048	129,000	119,839
4.67%, 03/15/2055	473,000	434,602
4.81%, 03/15/2039	1,470,000	1,472,302

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.86%, 08/21/2046	$ 189,000	$ 185,802
5.01%, 08/21/2054	25,000	24,328
5.05%, 03/15/2034	539,000	567,137

		18,182,429

Electric Utilities - 1.5%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	125,647
Alabama Power Co.
3.75%, 03/01/2045	47,000	46,547
5.60%, 03/15/2033	160,000	185,864
6.00%, 03/01/2039	248,000	316,183
6.13%, 05/15/2038	77,000	97,376
Appalachian Power Co.
5.95%, 05/15/2033	50,000	59,783
6.38%, 04/01/2036	200,000	255,988
6.70%, 08/15/2037	200,000	265,880
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	50,260
4.50%, 04/01/2042	121,000	132,819
5.05%, 09/01/2041	303,000	350,445
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	178,920
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	182,573
8.88%, 11/15/2018	337,000	366,240
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	278,291
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	159,229
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	166,552
6.00%, 12/01/2028 (F)	500,000	626,577
6.00%, 01/15/2038	133,000	173,786
6.45%, 10/15/2032	100,000	134,086
Duke Energy Corp.
2.65%, 09/01/2026	85,000	82,243
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	197,800
Duke Energy Progress LLC
3.70%, 10/15/2046	215,000	213,063
5.30%, 01/15/2019	80,000	84,315
Edison International
2.95%, 03/15/2023	400,000	403,628
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	300,294
Enel Finance International NV
3.63%, 05/25/2027 (B)	270,000	272,525
5.13%, 10/07/2019 (B)	450,000	480,670
Entergy Corp.
2.95%, 09/01/2026	78,000	75,764
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	225,810
3.05%, 06/01/2031	189,000	182,997
3.25%, 04/01/2028	387,000	391,510
Entergy Mississippi, Inc.
2.85%, 06/01/2028	166,000	160,699
Exelon Corp.
3.40%, 04/15/2026	127,000	128,585
FirstEnergy Corp.
3.90%, 07/15/2027	109,000	109,865
4.85%, 07/15/2047	105,000	107,399
Florida Power & Light Co.
4.95%, 06/01/2035	100,000	115,599
5.13%, 06/01/2041	112,000	134,029
5.40%, 09/01/2035	100,000	120,012

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Fortis, Inc.
3.06%, 10/04/2026	$ 1,000,000	$ 971,077
Georgia Power Co.
3.25%, 04/01/2026	196,000	196,852
Great Plains Energy, Inc.
4.85%, 06/01/2021	326,000	347,816
Hydro-Quebec
8.40%, 01/15/2022	420,000	518,546
9.40%, 02/01/2021	100,000	122,171
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	463,947	506,494
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	581,728
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	200,677
5.90%, 11/15/2039 (B)	55,000	70,577
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	743,663
Nevada Power Co.
5.38%, 09/15/2040	52,000	61,161
5.45%, 05/15/2041	400,000	473,894
7.13%, 03/15/2019	100,000	108,428
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	152,736
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	52,881
Northern States Power Co.
6.20%, 07/01/2037	89,000	119,152
6.25%, 06/01/2036	150,000	197,827
Ohio Edison Co.
6.88%, 07/15/2036	150,000	198,741
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	181,422
2.95%, 03/01/2026	311,000	311,441
3.25%, 09/15/2021	159,000	164,575
4.00%, 12/01/2046 (F)	153,000	158,095
4.50%, 12/15/2041	200,000	215,500
4.60%, 06/15/2043	100,000	111,686
5.40%, 01/15/2040	42,000	51,133
6.05%, 03/01/2034	60,000	77,903
PacifiCorp
5.65%, 07/15/2018	100,000	103,755
6.25%, 10/15/2037	360,000	480,540
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	150,495
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	178,245
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	99,858
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	120,052
4.88%, 12/01/2019	87,000	92,385
6.00%, 12/01/2039	50,000	63,012
7.75%, 03/01/2031	150,000	212,981
Southern California Edison Co.
3.90%, 12/01/2041	100,000	100,889
5.50%, 03/15/2040	130,000	162,585
6.65%, 04/01/2029	300,000	383,678
Southern Power Co.
5.15%, 09/15/2041	260,000	279,512
Southwestern Electric Power Co.
2.75%, 10/01/2026	500,000	484,845
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	109,733

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B) (F)	$ 200,000	$ 194,990
Toledo Edison Co.
6.15%, 05/15/2037	200,000	246,731
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	122,855
Union Electric Co.
2.95%, 06/15/2027	193,000	191,905
Virginia Electric & Power Co.
2.95%, 01/15/2022	157,000	160,907
6.00%, 05/15/2037	140,000	180,278
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,720
3.10%, 06/01/2025	82,000	83,022
3.65%, 12/15/2042	144,000	137,981
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	150,872
3.30%, 06/01/2025	277,000	281,274
4.70%, 05/15/2020	50,000	52,935
4.80%, 09/15/2041	116,000	128,183
6.50%, 07/01/2036	130,000	171,793

		19,989,040

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	599,749
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	512,629

		1,112,378

Electronic Equipment, Instruments & Components - 0.0% (I)
Arrow Electronics, Inc.
3.50%, 04/01/2022	100,000	102,385
3.88%, 01/12/2028	133,000	134,097

		236,482

Energy Equipment & Services - 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	255,328
Baker Hughes, Inc.
5.13%, 09/15/2040	200,000	229,686
Boardwalk Pipelines, LP
4.45%, 07/15/2027	119,000	122,559
4.95%, 12/15/2024	350,000	373,355
5.95%, 06/01/2026	170,000	192,132
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	412,540
Halliburton Co.
3.50%, 08/01/2023	150,000	155,615
4.85%, 11/15/2035	130,000	140,067
7.60%, 08/15/2096 (B)	160,000	210,795
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	531,412
5.00%, 09/15/2020	100,000	100,000
Noble Holding International, Ltd.
5.75%, 03/16/2018	48,000	48,240
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	165,000	172,635
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	356,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA (continued)
3.65%, 12/01/2023	$ 164,000	$ 173,442
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	457,814

		3,932,245

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.
2.25%, 01/15/2022	300,000	296,482
3.38%, 10/15/2026	281,000	277,761
3.50%, 01/31/2023	201,000	206,854
5.00%, 02/15/2024	139,000	153,897
5.90%, 11/01/2021	150,000	168,985
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	510,759
3.50%, 11/15/2024, MTN	120,000	123,449
Boston Properties, LP
2.75%, 10/01/2026	162,000	154,259
3.65%, 02/01/2026	408,000	418,437
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	395,087
Crown Castle International Corp.
4.88%, 04/15/2022	554,000	606,077
5.25%, 01/15/2023	200,000	223,622
DDR Corp.
3.63%, 02/01/2025	140,000	134,066
4.70%, 06/01/2027	71,000	72,022
Duke Realty, LP
3.25%, 06/30/2026	84,000	82,905
3.63%, 04/15/2023	168,000	172,960
EPR Properties
4.50%, 06/01/2027	248,000	252,006
Equity Commonwealth
5.88%, 09/15/2020	485,000	518,508
ERP Operating, LP
2.85%, 11/01/2026	184,000	178,856
4.63%, 12/15/2021	587,000	637,591
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	346,511
Government Properties Income Trust
4.00%, 07/15/2022	416,000	416,024
HCP, Inc.
3.40%, 02/01/2025	114,000	113,925
3.88%, 08/15/2024	337,000	348,420
4.20%, 03/01/2024	54,000	56,968
Kimco Realty Corp.
3.80%, 04/01/2027	330,000	332,264
Liberty Property, LP
3.25%, 10/01/2026	107,000	104,563
National Retail Properties, Inc.
3.60%, 12/15/2026	218,000	217,086
Prologis, LP
3.75%, 11/01/2025	38,000	39,866
Realty Income Corp.
3.00%, 01/15/2027	199,000	189,683
3.25%, 10/15/2022	250,000	255,609
4.65%, 03/15/2047	113,000	117,021
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	503,207
Simon Property Group, LP
3.75%, 02/01/2024	242,000	253,171
4.38%, 03/01/2021	457,000	488,231
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	110,706
Ventas Realty, LP
3.50%, 02/01/2025	54,000	54,177

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP (continued)
3.75%, 05/01/2024	$ 300,000	$ 307,582
3.85%, 04/01/2027	203,000	206,210
4.13%, 01/15/2026	79,000	82,258
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	530,000	556,106
Welltower, Inc.
3.75%, 03/15/2023	50,000	52,372
4.00%, 06/01/2025	200,000	209,479
4.25%, 04/01/2026	500,000	530,332

		11,476,354

Food & Staples Retailing - 0.4%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	234,686
2.75%, 10/03/2026 (B)	350,000	337,807
CVS Health Corp.
2.13%, 06/01/2021	611,000	607,170
2.75%, 12/01/2022	100,000	100,920
2.88%, 06/01/2026	370,000	359,701
CVS Pass-Through Trust
5.77%, 01/10/2033 (B)	164,138	186,712
5.93%, 01/10/2034 (B)	570,975	653,966
Kroger Co.
5.40%, 07/15/2040	51,000	55,208
6.15%, 01/15/2020	300,000	328,547
6.90%, 04/15/2038	600,000	753,784
8.00%, 09/15/2029	175,000	236,260
Sysco Corp.
3.25%, 07/15/2027	500,000	499,494
3.75%, 10/01/2025	102,000	106,418
Walgreen Co.
4.40%, 09/15/2042	230,000	232,158
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	46,000	47,878
4.80%, 11/18/2044	100,000	106,818

		4,847,527

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	137,282
3.50%, 11/24/2020	31,000	31,896
8.50%, 06/15/2019	310,000	345,909
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	258,996
Danone SA
2.59%, 11/02/2023 (B)	550,000	543,349
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	407,918
3.50%, 06/06/2022	90,000	93,591
3.95%, 07/15/2025	359,000	371,010
5.38%, 02/10/2020	138,000	149,020
6.50%, 02/09/2040	130,000	163,042
6.88%, 01/26/2039	328,000	424,703
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	312,354
4.60%, 06/01/2044	130,000	143,914
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	90,000	93,421
Tyson Foods, Inc.
4.88%, 08/15/2034	430,000	470,667

		3,947,072

Gas Utilities - 0.2%
Atmos Energy Corp.
3.00%, 06/15/2027	250,000	249,411
8.50%, 03/15/2019	44,000	48,626

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Boston Gas Co.
4.49%, 02/15/2042 (B)	$ 330,000	$ 352,002
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	371,988
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	166,246
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	194,471
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	74,843
3.25%, 06/15/2026	85,000	84,086
3.50%, 09/15/2021	601,000	622,010
3.95%, 10/01/2046	94,000	90,241
5.25%, 08/15/2019	100,000	106,045
5.88%, 03/15/2041	109,000	132,533
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	168,897

		2,661,399

Health Care Equipment & Supplies - 0.0% (I)
Abbott Laboratories
3.88%, 09/15/2025	258,000	267,144
Becton Dickinson and Co.
2.68%, 12/15/2019	34,000	34,533
3.73%, 12/15/2024	23,000	23,757
Covidien International Finance SA
2.95%, 06/15/2023	49,000	49,446
Medtronic, Inc.
3.13%, 03/15/2022	51,000	52,858
4.38%, 03/15/2035	117,000	129,590
Stryker Corp.
3.50%, 03/15/2026	79,000	81,785

		639,113

Health Care Providers & Services - 0.3%
Aetna, Inc.
2.80%, 06/15/2023	90,000	90,992
4.50%, 05/15/2042	153,000	166,808
6.75%, 12/15/2037	305,000	425,598
Anthem, Inc.
3.13%, 05/15/2022	492,000	505,972
3.30%, 01/15/2023	105,000	108,584
4.65%, 01/15/2043	38,000	41,317
Cardinal Health, Inc.
3.41%, 06/15/2027	300,000	302,825
3.75%, 09/15/2025 (F)	75,000	78,663
4.90%, 09/15/2045	45,000	49,640
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	51,385
4.50%, 02/25/2026	367,000	392,272
4.80%, 07/15/2046	62,000	64,702
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	174,145
Mayo Clinic
4.13%, 11/15/2052	198,000	204,754
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	161,084
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	75,483
Texas Health Resources
4.33%, 11/15/2055	175,000	180,918
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	300,301
2.75%, 02/15/2023	84,000	85,219
3.10%, 03/15/2026	281,000	284,169

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.63%, 07/15/2035	$ 234,000	$ 265,083
5.80%, 03/15/2036	300,000	379,779

		4,389,693

Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc.
3.85%, 05/01/2027	165,000	170,402
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	515,670
6.30%, 10/15/2037, MTN	81,000	106,091

		792,163

Household Products - 0.0% (I)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	68,673

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.40%, 03/15/2022	46,000	47,325
4.25%, 06/15/2022	599,000	636,111
5.75%, 10/01/2041	86,000	90,074
PSEG Power LLC
4.15%, 09/15/2021	242,000	255,389

		1,028,899

Industrial Conglomerates - 0.0% (I)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	284,054
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	211,118
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	53,305
3.80%, 12/15/2026	107,000	110,317

		658,794

Insurance - 1.2%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,057,721
American International Group, Inc.
4.13%, 02/15/2024	200,000	212,612
Aon Corp.
6.25%, 09/30/2040	83,000	107,284
Aon PLC
3.88%, 12/15/2025	268,000	281,767
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	494,760
4.00%, 01/25/2022 (B)	368,000	382,994
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	290,712
5.75%, 01/15/2040	100,000	128,258
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (B)	1,000,000	990,187
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	133,511
3.15%, 03/15/2025	275,000	279,801
3.35%, 05/15/2024	250,000	259,330
CNA Financial Corp.
3.95%, 05/15/2024	164,000	170,876
4.50%, 03/01/2026	119,000	128,421
Dai-ichi Life Insurance Co., Ltd.
4.00% (A), 07/24/2026 (B) (J)	421,000	419,947
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (B)	350,000	352,955
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	88,949

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jackson National Life Global Funding
2.50%, 06/27/2022 (B)	$ 200,000	$ 199,051
3.05%, 04/29/2026 (B) (F)	303,000	298,796
3.25%, 01/30/2024 (B)	115,000	117,358
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	200,000	219,647
6.50%, 03/15/2035 (B)	300,000	374,424
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	262,128
Lincoln National Corp.
4.00%, 09/01/2023	300,000	318,209
4.20%, 03/15/2022	211,000	224,995
6.15%, 04/07/2036	14,000	16,934
Manulife Financial Corp.
4.06% (A), 02/24/2032	350,000	353,538
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	177,585
2.75%, 01/30/2022	36,000	36,465
3.30%, 03/14/2023	99,000	102,042
3.50%, 06/03/2024	100,000	103,577
4.05%, 10/15/2023	250,000	265,606
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	173,090
8.88%, 06/01/2039 (B)	52,000	84,484
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	399,276
MetLife, Inc.
3.00%, 03/01/2025	200,000	201,843
Metropolitan Life Global Funding I
3.88%, 04/11/2022 (B)	720,000	765,394
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	320,000	536,445
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	95,489
2.15%, 06/18/2019 (B)	350,000	352,345
2.35%, 07/14/2026 (B)	226,000	217,944
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	380,000	618,784
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	200,000	201,385
Progressive Corp.
2.45%, 01/15/2027	320,000	304,277
Prudential Financial, Inc.
5.75%, 07/15/2033, MTN	130,000	155,903
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,191,575
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	130,628
3.05%, 01/20/2021 (B)	298,000	303,366
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	267,135
4.90%, 09/15/2044 (B)	150,000	167,086
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	604,767

		15,621,656

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
3.80%, 12/05/2024	263,000	281,328
4.80%, 12/05/2034	215,000	245,813

		527,141

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet Software & Services - 0.0% (I)
eBay, Inc.
2.60%, 07/15/2022	$ 537,000	$ 535,337
4.00%, 07/15/2042	133,000	116,256

		651,593

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024 (B)	172,000	180,553
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	611,704
International Business Machines Corp.
7.00%, 10/30/2025	508,000	660,505
Western Union Co.
3.60%, 03/15/2022	400,000	410,658

		1,863,420

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	157,927
3.00%, 04/15/2023	45,000	45,782
3.15%, 01/15/2023	394,000	403,123
4.15%, 02/01/2024	217,000	232,342

		839,174

Machinery - 0.1%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	262,000	258,572
2.40%, 08/09/2026 (F)	270,000	259,785
7.15%, 02/15/2019, MTN	100,000	108,356
Caterpillar, Inc.
2.60%, 06/26/2022	123,000	124,853
Deere & Co.
2.60%, 06/08/2022	119,000	120,960
3.90%, 06/09/2042	107,000	112,343
Illinois Tool Works, Inc.
4.88%, 09/15/2041 (F)	449,000	523,569
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	202,235
Parker-Hannifin Corp.
4.10%, 03/01/2047 (B)	104,000	107,568
Pentair Finance SA
2.90%, 09/15/2018	65,000	65,619
Xylem, Inc.
3.25%, 11/01/2026	74,000	74,326
4.38%, 11/01/2046	80,000	82,708

		2,040,894

Media - 0.9%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	310,746
7.25%, 05/18/2018	155,000	161,686
7.30%, 04/30/2028	130,000	167,654
7.70%, 10/30/2025	300,000	387,658
8.88%, 04/26/2023	200,000	259,182
CBS Corp.
2.90%, 01/15/2027	250,000	238,778
3.70%, 08/15/2024	63,000	65,027
4.00%, 01/15/2026	208,000	216,523
4.85%, 07/01/2042	150,000	157,892
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,191,000	1,279,853
5.38%, 05/01/2047 (B)	400,000	414,693
6.38%, 10/23/2035	114,000	133,372
6.83%, 10/23/2055	150,000	178,669

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Cable Holdings LLC
10.13%, 04/15/2022	$ 414,000	$ 526,843
Comcast Corp.
6.50%, 11/15/2035	511,000	683,537
7.05%, 03/15/2033	1,300,000	1,789,887
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	132,101
4.60%, 08/15/2047 (B) (H)	196,000	195,988
4.80%, 02/01/2035 (B)	450,000	444,616
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	200,000	248,017
Discovery Communications LLC
4.38%, 06/15/2021	344,000	363,934
Historic TW, Inc.
9.15%, 02/01/2023	200,000	257,917
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	268,999
SES SA
3.60%, 04/04/2023 (B)	100,000	101,350
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	132,685
Time Warner Cable LLC
6.75%, 07/01/2018	40,000	41,754
7.30%, 07/01/2038	90,000	114,722
Time Warner Cos., Inc.
7.57%, 02/01/2024	45,000	56,394
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	347,755
Time Warner, Inc.
3.55%, 06/01/2024	300,000	306,694
3.60%, 07/15/2025	155,000	156,626
4.75%, 03/29/2021	140,000	151,303
6.25%, 03/29/2041	37,000	45,188
Viacom, Inc.
3.88%, 04/01/2024	606,000	617,479
6.88%, 04/30/2036	250,000	281,152
Walt Disney Co.
3.00%, 02/13/2026	750,000	756,030

		11,992,704

Metals & Mining - 0.1%
Barrick Gold Corp.
6.45%, 10/15/2035	399,000	481,479
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	300,000	311,702
Nucor Corp.
4.00%, 08/01/2023	63,000	67,212
6.40%, 12/01/2037	390,000	506,358
Vale Canada, Ltd.
7.20%, 09/15/2032	400,000	434,000
Vale Overseas, Ltd.
6.25%, 08/10/2026	210,000	233,415

		2,034,166

Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	826,929
6.13%, 04/01/2036	310,000	403,904
CMS Energy Corp.
3.00%, 05/15/2026	73,000	71,817
3.88%, 03/01/2024	350,000	366,084
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	300,000	307,453
5.70%, 06/15/2040	154,000	194,293
Consumers Energy Co.
2.85%, 05/15/2022	121,000	123,878

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Consumers Energy Co. (continued)
3.25%, 08/15/2046	$ 95,000	$ 87,200
6.70%, 09/15/2019	100,000	110,217
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	296,151
4.15%, 05/15/2045	270,000	283,978
Dominion Energy, Inc.
2.75%, 01/15/2022	165,000	166,223
4.90%, 08/01/2041	103,000	111,561
5.25%, 08/01/2033	500,000	570,105
6.40%, 06/15/2018	170,000	176,889
DTE Electric Co.
2.65%, 06/15/2022	68,000	68,818
3.70%, 03/15/2045	114,000	113,118
3.95%, 06/15/2042	101,000	102,608
DTE Energy Co.
3.85%, 12/01/2023	252,000	264,941
6.38%, 04/15/2033	130,000	164,009
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	717,450
6.80%, 01/15/2019	31,000	33,049
Public Service Co. of Colorado
3.20%, 11/15/2020	56,000	58,025
3.55%, 06/15/2046	37,000	34,935
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	62,795
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	141,638
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	132,250
3.65%, 09/01/2042, MTN	138,000	136,009
5.38%, 11/01/2039, MTN	28,000	33,941
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	386,243
6.13%, 09/15/2037	100,000	129,338
Sempra Energy
6.00%, 10/15/2039	150,000	190,170
9.80%, 02/15/2019	400,000	447,392
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	119,029

		7,432,440

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
4.38%, 09/01/2023 (F)	75,000	75,186
6.38%, 03/15/2037	266,000	276,290
6.90%, 04/01/2029	200,000	216,854
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	313,406
Target Corp.
2.50%, 04/15/2026 (F)	300,000	287,922

		1,169,658

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	657,575
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	165,361
Apache Corp.
3.25%, 04/15/2022	111,000	113,258
4.75%, 04/15/2043	268,000	272,598
6.90%, 09/15/2018	180,000	189,522
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	397,055
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	221,362

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
3.02%, 01/16/2027	$ 157,000	$ 154,161
3.12%, 05/04/2026	231,000	232,343
3.22%, 04/14/2024	600,000	613,453
3.25%, 05/06/2022	462,000	478,149
3.59%, 04/14/2027	300,000	308,849
3.81%, 02/10/2024	224,000	236,069
Buckeye Partners, LP
3.95%, 12/01/2026	63,000	62,886
4.35%, 10/15/2024	148,000	153,912
4.88%, 02/01/2021	200,000	212,947
5.85%, 11/15/2043	150,000	161,706
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	392,275
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	204,331
5.85%, 02/01/2035	150,000	167,478
6.45%, 06/30/2033	299,000	349,681
Cenovus Energy, Inc.
3.00%, 08/15/2022 (F)	91,000	88,371
4.45%, 09/15/2042	162,000	135,453
5.25%, 06/15/2037 (B)	101,000	96,271
6.75%, 11/15/2039	511,000	551,818
Chevron Corp.
2.36%, 12/05/2022	80,000	80,057
2.57%, 05/16/2023	600,000	604,741
2.90%, 03/03/2024	296,000	300,300
3.19%, 06/24/2023	47,000	48,941
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	329,507
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	252,775
ConocoPhillips Co.
4.20%, 03/15/2021	105,000	112,296
ConocoPhillips Holding Co.
6.95%, 04/15/2029	315,000	409,451
Devon Energy Corp.
3.25%, 05/15/2022	150,000	151,490
5.60%, 07/15/2041	224,000	243,649
Ecopetrol SA
5.38%, 06/26/2026	135,000	141,750
5.88%, 09/18/2023	113,000	124,445
Enbridge, Inc.
5.50%, 12/01/2046	200,000	230,275
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	250,000	275,344
7.20%, 11/01/2031	200,000	240,489
7.38%, 11/01/2031	250,000	305,799
Energy Transfer, LP
3.60%, 02/01/2023	75,000	75,861
4.05%, 03/15/2025	136,000	137,358
4.75%, 01/15/2026	173,000	181,470
4.90%, 02/01/2024	159,000	168,049
6.05%, 06/01/2041	538,000	568,380
6.50%, 02/01/2042	45,000	50,472
Eni SpA
5.70%, 10/01/2040 (B)	900,000	935,878
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	130,310
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	154,292
3.70%, 02/15/2026	127,000	130,539
3.75%, 02/15/2025	74,000	76,930
3.90%, 02/15/2024	362,000	378,513
3.95%, 02/15/2027 (F)	153,000	160,400
4.85%, 03/15/2044	45,000	48,123
4.95%, 10/15/2054	33,000	34,730
5.10%, 02/15/2045	32,000	35,469

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
5.95%, 02/01/2041	$ 45,000	$ 54,162
7.55%, 04/15/2038	320,000	437,079
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	316,140
4.15%, 01/15/2026	80,000	85,012
5.10%, 01/15/2036	392,000	431,154
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	313,440
Hess Corp.
6.00%, 01/15/2040	290,000	303,302
7.13%, 03/15/2033	150,000	169,627
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	391,970
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	78,810
4.20%, 12/01/2042	148,000	138,504
Marathon Oil Corp.
2.80%, 11/01/2022 (F)	170,000	166,706
MPLX, LP
4.88%, 12/01/2024	280,000	300,810
5.20%, 03/01/2047	108,000	111,580
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	123,379
5.63%, 05/01/2021	330,000	340,131
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	402,864
3.40%, 04/15/2026	123,000	125,926
3.50%, 06/15/2025	91,000	93,806
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	106,221
3.38%, 10/01/2022	30,000	30,418
4.90%, 03/15/2025 (F)	800,000	860,888
5.00%, 09/15/2023	65,000	71,109
6.65%, 10/01/2036	220,000	264,254
8.63%, 03/01/2019	150,000	164,475
Petro-Canada
5.35%, 07/15/2033	100,000	111,995
6.05%, 05/15/2018	312,000	322,150
7.88%, 06/15/2026	100,000	127,977
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	463,275
4.88%, 01/18/2024	81,000	83,730
5.63%, 01/23/2046	77,000	70,697
6.38%, 02/04/2021 - 01/23/2045	513,000	541,671
6.50%, 03/13/2027 (B)	870,000	957,870
6.75%, 09/21/2047	403,000	423,956
6.88%, 08/04/2026	466,000	526,999
Phillips 66
4.30%, 04/01/2022	130,000	139,729
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	65,018
4.90%, 10/01/2046	144,000	144,189
Plains All American Pipeline, LP / PAA Finance Corp.
3.65%, 06/01/2022	97,000	99,540
4.30%, 01/31/2043	222,000	191,079
4.50%, 12/15/2026	66,000	67,573
4.65%, 10/15/2025	450,000	466,244
Shell International Finance BV
2.88%, 05/10/2026	853,000	847,885
3.75%, 09/12/2046	444,000	429,166
4.00%, 05/10/2046	888,000	896,698
4.13%, 05/11/2035	258,000	271,132
4.38%, 03/25/2020	410,000	437,140
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	209,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	$ 136,000	$ 142,307
8.00%, 03/01/2032	105,000	143,660
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	638,859
Statoil ASA
3.15%, 01/23/2022	313,000	322,518
4.25%, 11/23/2041	236,000	242,388
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	657,474
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	192,202
5.50%, 02/15/2020	250,000	267,636
5.95%, 12/01/2025	150,000	168,885
6.10%, 02/15/2042	500,000	531,546
TC PipeLines, LP
3.90%, 05/25/2027	141,000	141,745
Tosco Corp.
7.80%, 01/01/2027	160,000	208,366
8.13%, 02/15/2030	230,000	319,638
Total Capital Canada, Ltd.
2.75%, 07/15/2023	160,000	162,317
Total Capital International SA
2.70%, 01/25/2023	688,000	697,699
3.75%, 04/10/2024	82,000	87,051
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	115,301
3.13%, 01/15/2019	149,000	151,588
3.75%, 10/16/2023	135,000	142,759
4.88%, 01/15/2026	370,000	416,018
6.50%, 08/15/2018	175,000	183,444
Valero Energy Corp.
7.50%, 04/15/2032	100,000	130,118
Western Gas Partners, LP
4.65%, 07/01/2026	152,000	159,028
5.45%, 04/01/2044	97,000	101,541
Williams Partners, LP
3.90%, 01/15/2025	117,000	118,645

		33,954,955

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	221,695
4.55%, 03/15/2035	1,167,000	1,250,801
Allergan, Inc.
2.80%, 03/15/2023	162,000	161,634
3.38%, 09/15/2020	125,000	129,264
Baxalta, Inc.
3.60%, 06/23/2022	67,000	69,015
5.25%, 06/23/2045	33,000	38,431
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	205,757
Johnson & Johnson
4.38%, 12/05/2033	99,000	112,525
Merck & Co., Inc.
2.40%, 09/15/2022	43,000	43,548
3.70%, 02/10/2045	20,000	20,091
Mylan NV
3.95%, 06/15/2026	185,000	188,692
5.25%, 06/15/2046	127,000	138,873
Mylan, Inc.
3.13%, 01/15/2023 (B)	460,000	460,138
5.40%, 11/29/2043	100,000	109,215
Novartis Capital Corp.
3.40%, 05/06/2024	395,000	414,688

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
3.00%, 12/15/2026	$ 412,000	$ 417,038
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	333,375
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (F)	670,000	795,029
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	187,871
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	375,000	368,049
4.10%, 10/01/2046	60,000	54,566
Zoetis, Inc.
3.25%, 02/01/2023	200,000	206,417
3.45%, 11/13/2020	37,000	38,354

		5,965,066

Professional Services - 0.0% (I)
Equifax, Inc.
2.30%, 06/01/2021	127,000	126,360

Real Estate Management & Development - 0.1%
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/2027 (B)	471,000	484,908
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	319,540
3.88%, 03/20/2027 (B)	325,000	334,861

		1,139,309

Road & Rail - 0.3%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	300,000	300,822
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	262,405
3.60%, 09/01/2020	125,000	130,917
4.40%, 03/15/2042	130,000	141,344
5.75%, 05/01/2040	300,000	378,177
7.29%, 06/01/2036	90,000	126,921
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	182,266
Canadian Pacific Railway Co.
6.13%, 09/15/2115	264,000	331,038
CSX Corp.
4.25%, 06/01/2021	65,000	69,507
6.00%, 10/01/2036, MTN	340,000	429,980
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	171,714
3.85%, 01/15/2024	266,000	282,736
6.00%, 03/15/2105	160,000	199,257
7.05%, 05/01/2037	130,000	179,110
Ryder System, Inc.
2.50%, 03/01/2018 - 05/11/2020, MTN	378,000	380,473
3.45%, 11/15/2021, MTN	42,000	43,718
Union Pacific Corp.
2.75%, 04/15/2023	160,000	162,750
2.95%, 01/15/2023	43,000	44,106
4.16%, 07/15/2022	146,000	158,712
4.30%, 06/15/2042	148,000	158,823

		4,134,776

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	233,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	$ 663,000	$ 682,267
3.88%, 01/15/2027 (B)	617,000	633,273
Intel Corp.
3.10%, 07/29/2022	120,000	124,245
3.70%, 07/29/2025	97,000	102,641
4.10%, 05/19/2046	224,000	231,913
4.80%, 10/01/2041	150,000	171,438
QUALCOMM, Inc.
2.60%, 01/30/2023	35,000	35,208
2.90%, 05/20/2024	400,000	403,276
3.25%, 05/20/2027	357,000	359,538

		2,977,117

Software - 0.4%
Microsoft Corp.
2.38%, 05/01/2023	24,000	24,048
2.88%, 02/06/2024	342,000	349,829
3.30%, 02/06/2027	279,000	288,492
3.50%, 02/12/2035	277,000	280,291
4.00%, 02/12/2055	81,000	81,891
4.10%, 02/06/2037	489,000	526,913
4.20%, 11/03/2035	103,000	112,717
4.50%, 10/01/2040 - 02/06/2057	451,000	500,969
4.75%, 11/03/2055	436,000	503,785
Oracle Corp.
2.40%, 09/15/2023	324,000	322,256
2.95%, 05/15/2025	200,000	202,167
3.90%, 05/15/2035	60,000	62,304
4.30%, 07/08/2034	786,000	859,583
5.38%, 07/15/2040	123,000	150,414
6.13%, 07/08/2039	731,000	971,710

		5,237,369

Specialty Retail - 0.1%
AutoZone, Inc.
3.75%, 06/01/2027	186,000	188,587
Home Depot, Inc.
2.13%, 09/15/2026	103,000	96,777
3.00%, 04/01/2026	212,000	213,854
3.50%, 09/15/2056	71,000	64,898
4.20%, 04/01/2043	145,000	153,348
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	123,039

		840,503

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.45%, 08/04/2026	296,000	284,770
2.85%, 05/11/2024	234,000	236,556
3.00%, 02/09/2024 - 06/20/2027	988,000	993,680
3.20%, 05/13/2025 - 05/11/2027	446,000	454,315
3.25%, 02/23/2026	266,000	271,558
3.45%, 05/06/2024 - 02/09/2045	549,000	562,092
3.85%, 08/04/2046	207,000	206,389
4.50%, 02/23/2036	340,000	383,754
4.65%, 02/23/2046	119,000	133,720
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	800,000	891,064

		4,417,898

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.13%, 01/15/2020	445,000	444,580
3.00%, 09/15/2023	258,000	257,437

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
Air Lease Corp. (continued)
3.88%, 04/01/2021	$ 220,000	$ 230,404
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	174,310
8.63%, 01/15/2022	700,000	863,741
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	213,661

		2,184,133

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	240,855
4.88%, 07/11/2022 (B)	500,000	549,307

		790,162

Water Utilities - 0.0% (I)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	319,232
4.00%, 12/01/2046	172,000	176,382

		495,614

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	242,693
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	204,428
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	809,000	820,083
Vodafone Group PLC
1.50%, 02/19/2018	238,000	237,805
2.95%, 02/19/2023	75,000	76,500

		1,581,509

Total Corporate Debt Securities (Cost $317,464,859)		328,131,576

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (I)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	356,125

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	311,625
5.00%, 06/15/2045	200,000	202,600
7.38%, 09/18/2037	200,000	259,500

		773,725

Israel - 0.2%
Israel Government AID Bond
Series 2010-Z,
Zero Coupon, 02/15/2025	2,250,000	1,859,528
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,088,779

		2,948,307

Mexico - 0.3%
Mexico Government International Bond
3.63%, 03/15/2022	730,000	763,215
4.13%, 01/21/2026	865,000	906,087
4.35%, 01/15/2047	183,000	174,948
5.55%, 01/21/2045	190,000	214,890

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
5.75%, 10/12/2110	$ 550,000	$ 579,975
4.75%, 03/08/2044, MTN	688,000	696,256

		3,335,371

Peru - 0.0% (I)
Peru Government International Bond
5.63%, 11/18/2050	45,000	55,418

Poland - 0.0% (I)
Republic of Poland Government International Bond
3.25%, 04/06/2026	115,000	117,088
4.00%, 01/22/2024	333,000	356,034

		473,122

Supranational - 0.0% (I)
African Development Bank
8.80%, 09/01/2019	500,000	567,249

Total Foreign Government Obligations (Cost $8,245,622)		8,509,317

MORTGAGE-BACKED SECURITIES - 2.8%
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	61,226	61,199
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	249,653
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	48,725	48,692
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (C)	699,925	700,331
Ajax Mortgage Loan Trust
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	330,636	330,356
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	18,345	18,885
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	136,528	136,619
ASG Resecuritization Trust
Series 2009-3, Class A65,
2.77% (A), 03/26/2037 (B)	138,947	138,937
Series 2011-1, Class 3A50,
3.49% (A), 11/28/2035 (B)	108,772	108,121
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.84% (A), 09/27/2044 (B)	1,463,000	1,439,943
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	138,080	141,833
Series 2004-C, Class 1A1,
3.23% (A), 12/20/2034	48,360	47,919
Series 2005-E, Class 4A1,
3.19% (A), 03/20/2035	663,114	669,362
Series 2010-R11A, Class 1A6,
4.95% (A), 08/26/2035 (B)	1,616	1,612
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
3.75% (A), 04/25/2033	56,122	56,743
Series 2004-C, Class 2A2,
3.73% (A), 04/25/2034	238,725	240,190
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	75,467	76,938

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR12, Class 2A5,
3.39% (A), 01/26/2036 (B)	$ 49,698	$ 49,501
Series 2010-RR7, Class 1A5,
3.24% (A), 04/26/2035 (B)	6,980	6,984
Series 2010-RR7, Class 2A1,
3.31% (A), 07/26/2045 (B)	413,078	408,975
Series 2011-RR4, Class 6A3,
5.00% (A), 08/26/2037 (B)	24,434	24,408
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
1.73% (A), 03/25/2035	86,934	85,662
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.55% (A), 07/25/2033	60,484	60,708
Series 2004-2, Class 14A,
3.72% (A), 05/25/2034	41,722	41,583
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.34% (A), 06/11/2041 (B)	131,207	1
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.55% (A), 12/11/2049 (B)	1,091,964	60
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.48% (A), 02/25/2037	865,113	859,006
Series 2007-A1, Class 2A1,
3.69% (A), 02/25/2037	182,439	184,043
Series 2007-A1, Class 7A1,
3.60% (A), 02/25/2037	106,537	106,919
Series 2007-A1, Class 9A1,
3.50% (A), 02/25/2037	84,032	83,639
Series 2007-A2, Class 1A1,
3.66% (A), 07/25/2037	33,659	33,475
Series 2007-A2, Class 2A1,
3.26% (A), 07/25/2037	239,879	242,536
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	144,955	147,677
Series 2004-3, Class A4,
5.75%, 04/25/2034	217,432	222,519
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	226,672	230,028
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	5,681	5,757
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	15,829	15,920
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
3.24% (A), 09/25/2033	125,974	125,803
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	92,257	92,704
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	156,910	160,321
Series 2009-10, Class 1A1,
2.80% (A), 09/25/2033 (B)	283,154	285,948
Series 2009-11, Class 3A1,
5.75% (A), 05/25/2037 (B)	78,621	78,579
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1,
0.85% (A), 08/15/2048	1,257,515	10,413

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	$ 562,000	$ 591,504
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.68% (A), 08/15/2045	1,873,707	127,416
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	69,502	71,270
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	123,453	124,980
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	135,333	144,167
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	18,906	19,178
Series 2003-AR15, Class 3A1,
3.72% (A), 06/25/2033	157,232	157,033
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	191,196	199,507
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	65,074	65,598
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	203,099	212,098
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3,
6.00%, 01/27/2038 (B)	6,208	6,199
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	470,983
CSMC Trust
Series 2010-11R, Class A6,
2.23% (A), 06/28/2047 (B)	195,521	194,977
Series 2010-17R, Class 1A1,
3.19% (A), 06/26/2036 (B)	84,206	84,850
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.72% (A), 02/25/2020	51,859	52,093
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4,
3.82% (A), 12/19/2033	348,652	344,446
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.87% (A), 11/10/2039 (B)	1,093,975	11
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1.58% (A), 09/25/2035 (B)	866,428	754,825
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
3.42% (A), 09/25/2035 (B)	649,821	67,995
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	388,610	399,982
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	280,338	288,110
Series 2005-5F, Class 8A3,
1.73% (A), 06/25/2035	20,139	19,265
HILT Mortgage Trust
Series 2014-ORL, Class A,
2.13% (A), 07/15/2029 (B)	1,750,000	1,748,496

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2005-4, Class 2A1,
1.83% (A), 05/25/2035	$ 136,259	$ 131,620
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	56,929	58,912
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1.58% (A), 05/25/2036	427,677	406,440
Series 2006-2, Class 2A1,
1.58% (A), 08/25/2036	164,231	160,644
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1.38% (A), 05/15/2047	292,130	291,361
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.27% (A), 06/12/2043	7,698,232	9,156
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.84% (A), 07/25/2034	61,601	63,322
Series 2004-A4, Class 1A1,
3.80% (A), 09/25/2034	52,982	54,205
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	7,556	7,711
Series 2005-A1, Class 3A4,
3.50% (A), 02/25/2035	172,414	176,422
Series 2006-A2, Class 5A3,
3.15% (A), 11/25/2033	284,153	288,858
Series 2006-A3, Class 6A1,
3.48% (A), 08/25/2034	29,913	29,965
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.25% (A), 02/15/2041 (B)	2,003,278	144
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.11% (A), 04/21/2034	330,471	337,463
Series 2004-13, Class 3A7,
3.32% (A), 11/21/2034	222,244	227,537
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	40,199	41,614
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	15,576	15,619
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	338,649	342,133
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B) (C)	46,118	47,422
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	21,158	16,722
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.55% (A), 07/25/2033	66,955	65,327
Series 2003-A5, Class 2A6,
3.29% (A), 08/25/2033	59,596	60,494
Series 2004-1, Class 2A1,
3.11% (A), 12/25/2034	221,021	222,783
Series 2004-A4, Class A2,
3.22% (A), 08/25/2034	100,146	102,216
Series 2004-D, Class A2,
2.08% (A), 09/25/2029	147,694	142,305

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.63% (A), 12/12/2049 (B)	$ 462,665	$ 5
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	548,917	567,573
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.48% (A), 12/15/2043 (B)	4,076,235	41
Series 2006-T21, Class X,
0.06% (A), 10/12/2052 (B)	12,924,996	28,192
Series 2007-HQ11, Class X,
0.31% (A), 02/12/2044 (B)	9,608,827	103,295
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.67% (A), 04/25/2034	219,528	231,399
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	259,184	259,200
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	31,653	31,725
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	1,630,000	1,527,636
PFP, Ltd.
Series 2015-2, Class A,
2.67% (A), 07/14/2034 (B)	354,747	354,747
Series 2015-2, Class C,
4.47% (A), 07/14/2034 (B)	141,000	141,164
Series 2015-2, Class D,
5.22% (A), 07/14/2034 (B)	100,000	100,205
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	83,605	87,519
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	4,563	3,889
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.42% (A), 05/25/2035	120,603	117,305
RAIT Trust
Series 2015-FL4, Class A,
2.51% (A), 12/15/2031 (B)	10,197	10,228
Series 2015-FL5, Class B,
5.06% (A), 01/15/2031 (B)	395,000	395,561
RALI Trust
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	10,913	10,945
Series 2004-QS7, Class A4,
5.50%, 05/25/2034	222,221	225,302
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	132,812	138,123
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	283,217	298,899
Residential Asset Securitization Trust
Series 2002-A13, Class A4,
5.25%, 12/25/2017	109	108
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
2.63% (A), 08/15/2032 (B)	120,866	120,499
Series 2015-CRE4, Class B,
4.23% (A), 08/15/2032 (B)	230,000	227,700

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1.83% (A), 12/20/2034	$ 319,272	$ 314,212
Series 2004-11, Class A3,
1.83% (A), 12/20/2034	189,140	184,423
Series 2004-12, Class A3,
1.75% (A), 01/20/2035	129,933	119,745
Springleaf Mortgage Loan Trust
Series 2013-3A, Class A,
1.87% (A), 09/25/2057 (B)	276,998	276,687
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.89% (A), 10/19/2034	325,831	312,401
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.05% (A), 12/25/2033	83,395	83,291
Series 2004-4XS, Class 1A5,
5.43% (A), 02/25/2034	328,438	333,849
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	66,736	67,933
Series 2003-35, Class 3A1,
1.73% (A), 12/25/2033	28,631	28,599
Series 2004-5H, Class A4,
5.54%, 12/25/2033	277,124	284,034
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.87% (A), 09/25/2043	164,195	158,569
Series 2004-1, Class II2A,
2.37% (A), 03/25/2044	70,844	69,170
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,030,132
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	678,229
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.38% (A), 05/10/2063 (B)	4,614,979	244,517
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,021,490
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.09% (A), 03/15/2045 (B)	6,037,791	60
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.23% (A), 06/25/2033	292,907	293,803
Series 2003-AR7, Class A7,
3.12% (A), 08/25/2033	114,018	114,722
Series 2003-AR8, Class A,
2.74% (A), 08/25/2033	48,497	48,982
Series 2003-AR9, Class 1A6,
2.80% (A), 09/25/2033	210,042	212,767
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	220,943	228,153
Series 2003-S4, Class 2A10,
14.07% (A), 06/25/2033	10,867	12,898
Series 2003-S9, Class A8,
5.25%, 10/25/2033	120,541	125,534
Series 2004-AR3, Class A1,
3.14% (A), 06/25/2034	29,603	30,015

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2004-AR3, Class A2,
3.14% (A), 06/25/2034	$ 304,487	$ 308,724
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	54,819	55,325
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	72,570	74,327
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	227,909	236,252
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	78,696	79,804
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	68,451	74,349
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	1,077,000	1,093,139
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,892,586
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
2.91% (A), 11/25/2033	14,519	14,627
Series 2004-4, Class A9,
5.50%, 05/25/2034	171,593	174,796
Series 2004-EE, Class 2A1,
3.28% (A), 12/25/2034	119,922	121,290
Series 2004-EE, Class 2A2,
3.28% (A), 12/25/2034	29,980	30,639
Series 2004-EE, Class 3A1,
3.60% (A), 12/25/2034	35,124	36,322
Series 2004-EE, Class 3A2,
3.60% (A), 12/25/2034	52,686	54,484
Series 2004-I, Class 1A1,
3.22% (A), 07/25/2034	521,535	529,887
Series 2004-P, Class 2A1,
3.20% (A), 09/25/2034	750,386	765,414
Series 2004-R, Class 2A1,
3.07% (A), 09/25/2034	316,979	325,169
Series 2004-U, Class A1,
3.34% (A), 10/25/2034	601,391	600,981
Series 2004-V, Class 1A1,
3.34% (A), 10/25/2034	68,031	68,648
Series 2004-V, Class 1A2,
3.34% (A), 10/25/2034	30,371	31,160
Series 2004-W, Class A9,
3.03% (A), 11/25/2034	115,972	117,907
Series 2005-AR3, Class 1A1,
3.34% (A), 03/25/2035	524,850	536,756
Series 2005-AR8, Class 2A1,
3.31% (A), 06/25/2035	170,572	174,244
Series 2005-AR9, Class 2A1,
3.21% (A), 10/25/2033	69,524	70,184
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	585,940

Total Mortgage-Backed Securities (Cost $35,922,248)		36,784,309

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	767,972

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	$ 280,000	$ 349,975
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	883,616
5.65%, 11/01/2040	655,000	835,053

		2,068,644

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	930,771
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,407,552

		2,338,323

Total Municipal Government Obligations (Cost $4,432,319)		5,174,939

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.8%
Federal Home Loan Mortgage Corp.
2.81%, 09/25/2024	4,140,000	4,190,460
2.82% (A), 02/01/2036	543,413	571,946
2.83% (A), 11/01/2036	238,815	251,526
2.92% (A), 05/01/2037	99,775	103,850
2.93% (A), 04/01/2037 - 10/01/2037	66,008	70,064
2.94% (A), 01/01/2035	439,708	462,766
3.02% (A), 12/01/2036	235,257	246,437
3.05% (A), 12/01/2036	247,945	257,844
3.07% (A), 10/01/2036	105,354	110,266
3.10% (A), 07/01/2036	292,201	302,821
3.12% (A), 09/01/2037	47,253	49,738
3.14% (A), 11/01/2036	82,462	86,213
3.18% (A), 12/01/2031	570,688	601,660
3.24%, 04/25/2027	1,097,000	1,134,583
3.33%, 05/25/2027	590,000	608,724
3.37% (A), 02/01/2037	37,615	39,440
3.39% (A), 05/01/2037	67,893	71,631
3.42% (A), 06/01/2037	47,044	49,523
3.50%, 06/01/2042 - 07/15/2042	3,274,130	3,387,889
3.54% (A), 11/01/2036 - 04/01/2037	23,649	24,999
3.62% (A), 05/01/2038	54,770	57,696
3.76% (A), 05/01/2037	84,182	88,824
3.81% (A), 04/01/2037	73,118	77,742
3.85% (A), 03/01/2037	122,295	128,512
3.94% (A), 05/01/2037	335,116	355,563
3.99% (A), 03/01/2036	214,493	230,732
4.00%, 04/01/2043 - 01/01/2046	4,215,763	4,485,857
4.06% (A), 05/01/2036	46,411	49,655
4.50%, 05/01/2041 - 01/01/2046	13,301,458	14,345,060
4.50%, 07/01/2047 (H)	3,600,000	3,923,388
5.00%, 10/01/2018 - 08/01/2040	461,439	504,569
5.50%, 02/01/2018 - 12/01/2035	995,150	1,075,541
5.93% (A), 10/01/2037	100,692	100,192
6.00%, 12/01/2036 - 06/01/2037	268,187	299,576
6.50%, 05/01/2035 - 03/01/2038	1,299,542	1,489,005
7.50%, 02/01/2038 - 09/01/2038	75,918	87,848
10.00%, 03/17/2026 - 10/01/2030	128,152	133,362
11.00%, 02/17/2021	10,030	10,322

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.76% (A), 09/25/2022	$ 1,103,988	$ 1,108,655
2.27%, 01/25/2023	2,500,000	2,502,128
2.31%, 12/25/2022	3,000,000	2,967,988
2.33%, 06/25/2021	2,100,000	2,120,999
2.60%, 09/25/2020	213,140	217,102
2.72%, 07/25/2026	1,456,000	1,445,886
2.74%, 09/25/2025	1,000,000	998,339
2.84%, 09/25/2022	1,001,000	1,026,603
2.93%, 01/25/2023	1,443,000	1,484,977
Federal Home Loan Mortgage Corp. REMIC
1.45% (A), 07/15/2037	1,043,623	1,044,354
1.48% (A), 08/15/2023	251,418	252,605
1.53% (A), 03/15/2036	47,219	47,059
1.63% (A), 02/15/2033	264,655	264,331
2.43% (A), 07/15/2039	60,614	62,005
4.00%, 11/15/2041 - 07/15/2042	3,873,715	4,179,523
4.50%, 06/15/2025	2,000,000	2,177,358
5.00%, 07/15/2033 - 07/15/2041	9,447,653	10,695,854
5.30%, 01/15/2033	527,228	579,535
5.50%, 02/15/2022 - 01/15/2039	3,599,609	3,949,309
5.50% (A), 05/15/2041	1,680,770	1,812,455
5.69% (A), 10/15/2038	281,855	314,282
6.00%, 05/15/2034 - 06/15/2038	2,149,205	2,437,506
6.25%, 10/15/2023	228,009	247,186
6.50%, 08/15/2021 - 06/15/2032	1,520,390	1,687,320
6.78% (A), 11/15/2021	137,315	141,822
7.00%, 12/15/2036	651,096	760,901
7.23% (A), 11/15/2033	112,756	118,181
7.28% (A), 11/15/2046	867,534	1,015,509
7.50%, 11/15/2036 - 12/15/2036	776,272	922,326
8.00% (A), 06/15/2035	18,893	22,389
12.60% (A), 06/15/2033	38,866	50,461
13.41% (A), 02/15/2040	500,000	664,872
14.39% (A), 02/15/2038	18,651	22,964
16.54% (A), 07/15/2035	42,165	55,458
17.10% (A), 05/15/2035	60,723	84,487
17.74% (A), 08/15/2031	51,093	73,283
19.24% (A), 06/15/2035	86,128	139,477
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.95% (A), 01/15/2040	1,099,982	61,757
3.50%, 09/15/2024	111,337	1,248
4.00%, 11/15/2029 - 10/15/2037	1,587,363	75,699
4.50%, 12/15/2024 - 07/15/2037	621,787	16,551
4.77% (A), 11/15/2037 - 10/15/2040	1,307,440	179,297
4.82% (A), 05/15/2038	237,720	32,133
4.87% (A), 05/15/2039	196,532	17,013
5.00%, 04/15/2032 - 08/15/2040	2,014,823	259,624
5.02% (A), 12/15/2039	329,303	55,836
5.11% (A), 12/15/2039	696,443	117,204
5.17% (A), 01/15/2037	73,631	8,781
5.22% (A), 11/15/2037	30,343	4,387
5.57% (A), 09/15/2039	302,503	41,401
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 12/15/2043	6,757,448	5,858,098
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.95% (A), 10/25/2037	517,590	531,372
5.23%, 05/25/2043	977,590	1,105,258
6.50%, 02/25/2043	312,358	368,618
6.50% (A), 09/25/2043	142,661	166,190
7.00%, 02/25/2043 - 07/25/2043	368,955	436,787
7.50%, 02/25/2042 - 09/25/2043	466,766	552,024

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
6.47% (A), 08/15/2036	$ 510,424	$ 103,933
Federal National Mortgage Association
Zero Coupon, 10/09/2019	4,865,000	4,670,541
1.45% (A), 03/25/2045 - 02/25/2046	194,031	192,676
1.63% (A), 05/25/2042	292,307	288,704
1.78% (A), 08/25/2042	1,146,236	1,158,527
1.93% (A), 11/25/2022	1,499,240	1,507,403
2.03%, 08/01/2019	108,732	109,692
2.15%, 01/25/2023	2,500,000	2,483,665
2.37%, 04/01/2023	1,700,006	1,705,420
2.38%, 10/01/2026	1,500,000	1,457,012
2.43%, 08/01/2026	1,975,499	1,934,256
2.49% (A), 12/25/2026	2,200,000	2,153,917
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,934,303
2.61%, 06/01/2026	1,012,000	1,000,359
2.63%, 03/01/2026	3,000,000	2,994,029
2.64%, 06/01/2026	2,477,000	2,454,400
2.66% (A), 07/01/2037	136,189	141,777
2.67%, 04/01/2025	1,190,850	1,206,181
2.70%, 07/01/2026	1,276,000	1,269,870
2.71% (A), 09/01/2036 - 09/01/2037	97,683	101,561
2.77% (A), 02/01/2037	108,979	113,723
2.79% (A), 11/01/2037	119,031	124,917
2.80%, 10/01/2025 - 01/01/2028	15,416,575	15,575,104
2.82% (A), 02/01/2037	42,841	44,586
2.84% (A), 11/01/2037	89,549	93,248
2.86%, 06/01/2028	1,098,503	1,099,703
2.86% (A), 09/01/2036	208,697	218,498
2.90%, 06/25/2027	2,042,795	2,039,597
2.92%, 01/01/2025	2,510,000	2,572,032
2.93%, 06/01/2030	1,000,000	989,603
2.94% (A), 01/25/2026	3,486,000	3,530,773
2.94%, 12/01/2028	5,000,000	4,976,389
2.98%, 06/01/2027	1,715,000	1,730,509
2.99%, 01/01/2025	991,456	1,020,612
2.99%, 08/25/2029 (D) (H)	3,000,000	2,967,773
3.02%, 07/01/2024 - 05/01/2030	13,454,646	13,564,208
3.03% (A), 08/01/2036	16,088	16,439
3.04%, 06/01/2024 - 07/01/2029	6,936,921	7,025,512
3.06% (A), 05/25/2027 - 10/01/2036	1,791,324	1,820,530
3.08%, 12/01/2024	1,943,989	2,012,245
3.09%, 09/25/2029 (H)	3,900,000	3,900,000
3.11%, 03/01/2027	2,000,000	2,048,030
3.12%, 01/01/2022	1,983,005	2,063,970
3.13% (A), 07/01/2037	57,886	60,817
3.15%, 04/01/2031	3,462,684	3,525,574
3.17%, 02/01/2030	1,000,000	1,017,036
3.20% (A), 09/01/2036	23,501	24,793
3.21%, 03/01/2029	5,000,000	5,104,905
3.24%, 06/01/2026	950,672	987,880
3.25% (A), 09/01/2037	3,548	3,635
3.28%, 11/01/2030	2,000,000	2,044,194
3.29%, 08/01/2026	2,000,000	2,075,411
3.30%, 04/25/2029	1,419,000	1,443,575
3.31% (A), 12/01/2036	58,087	61,083
3.32%, 04/01/2029	5,000,000	5,151,750
3.37%, 05/01/2037	982,260	1,004,310
3.38% (A), 07/01/2037	89,510	94,461
3.38%, 12/01/2029	810,000	838,331
3.39% (A), 11/01/2036	95,796	101,364
3.44% (A), 12/01/2036	93,575	98,532
3.45%, 04/01/2029	3,867,000	4,021,209
3.47% (A), 04/01/2037	42,169	44,317
3.48% (A), 04/01/2036	55,647	58,461
3.50%, 04/01/2043 - 01/01/2044	3,369,558	3,485,996

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.52%, 10/01/2029	$ 837,340	$ 877,691
3.59% (A), 05/01/2036 - 06/01/2036	246,745	260,560
3.59%, 01/01/2031	975,516	1,024,065
3.62% (A), 11/01/2036	22,508	23,904
3.73%, 05/01/2029	876,040	916,407
3.76%, 12/01/2035	1,956,989	2,072,958
3.84% (A), 03/01/2036	323,620	346,220
3.89%, 07/01/2021	5,912,856	6,298,898
3.90%, 09/01/2021	907,542	968,445
3.94% (A), 08/01/2037	97,304	104,090
3.95%, 07/01/2021	6,899,534	7,365,356
3.97% (A), 03/01/2036	148,617	159,891
3.97%, 12/01/2025	425,750	462,708
4.00%, 04/01/2020 - 06/01/2047	5,683,127	6,071,294
4.02%, 11/01/2028	661,626	720,164
4.05%, 01/01/2021	6,065,000	6,468,630
4.23%, 02/01/2029	4,129,704	4,611,549
4.25%, 04/01/2021	2,500,000	2,682,442
4.26%, 07/01/2021	2,465,594	2,650,963
4.34%, 06/01/2021	7,000,000	7,593,267
4.45%, 07/01/2026	1,375,382	1,505,081
4.48%, 06/01/2021	2,180,000	2,361,769
4.50%, 08/01/2021	3,000,000	3,279,323
4.55%, 06/25/2043	131,650	141,730
5.00%, 04/01/2022 - 08/01/2040	1,211,989	1,324,143
5.50%, 01/01/2018 - 07/01/2037	2,106,267	2,343,629
6.00%, 03/01/2019 - 11/01/2037	4,159,372	4,580,425
6.50%, 06/01/2023 - 07/25/2042	2,340,412	2,659,474
7.00%, 12/25/2033 - 02/25/2044	1,507,474	1,757,267
7.50%, 10/01/2037 - 12/25/2045	989,147	1,170,680
8.00%, 10/01/2031	88,570	99,834
Federal National Mortgage Association REMIC
1.36% (A), 06/27/2036	363,427	355,623
1.47% (A), 10/25/2046	190,215	189,769
1.52% (A), 07/25/2036	164,737	164,473
1.63% (A), 06/25/2037	49,451	49,456
1.78% (A), 08/25/2041	544,291	550,236
1.83% (A), 04/25/2040	468,134	471,536
3.00%, 01/25/2046	1,078,166	1,102,218
3.32% (A), 12/25/2039	410,916	437,868
3.50%, 02/25/2043	1,381,581	1,432,169
4.50%, 02/25/2039 - 05/25/2041	1,528,572	1,662,657
5.00%, 01/25/2018 - 03/25/2018	22,265	22,350
5.50%, 08/25/2025 - 10/25/2040	9,542,352	10,644,489
5.61% (A), 01/25/2032	92,644	99,326
5.75%, 08/25/2034	1,000,000	1,135,092
5.81% (A), 05/25/2051	344,236	386,240
5.96% (A), 06/25/2040	231,852	262,231
6.00%, 03/25/2029 - 12/25/2049	3,493,460	3,875,421
6.22% (A), 02/25/2040	278,298	314,282
6.25%, 09/25/2038	56,830	63,593
6.44% (A), 03/25/2040	325,232	374,922
6.50%, 04/18/2028 - 11/25/2041	1,026,079	1,163,147
6.75%, 04/25/2037	80,305	91,299
7.00%, 03/25/2038 - 11/25/2041	2,692,608	3,101,355
7.50%, 05/17/2024	131,497	145,494
7.50% (A), 12/25/2042	139,858	160,231
8.00%, 02/25/2023	529,821	586,902
10.20% (A), 03/25/2040	368,332	441,875
13.56% (A), 04/25/2040	281,207	385,553
13.74% (A), 01/25/2034	26,821	32,264
13.79% (A), 08/25/2035 - 10/25/2035	106,669	134,759
14.49% (A), 09/25/2024	147,582	181,928
16.14% (A), 05/25/2034	156,754	211,684
16.74% (A), 05/25/2035	228,683	299,984
18.56% (A), 04/25/2037	100,931	145,508

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
20.05% (A), 11/25/2035	$ 109,061	$ 160,507
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.50% (A), 01/25/2038	134,198	7,465
1.86% (A), 04/25/2041	787,008	39,180
3.00%, 01/25/2021	571,896	20,091
3.21% (A), 11/25/2040	1,336,155	113,826
3.77% (A), 07/25/2040	1,497,049	178,605
4.67% (A), 10/25/2039	77,217	10,270
4.77% (A), 02/25/2038 - 06/25/2039	1,037,323	140,981
4.95% (A), 12/25/2039	22,639	2,931
5.00%, 07/25/2039	108,553	21,616
5.02% (A), 01/25/2040	392,569	63,394
5.12% (A), 12/25/2037	825,719	91,813
5.17% (A), 07/25/2037 - 05/25/2040	914,205	135,281
5.19% (A), 04/25/2040	191,101	29,415
5.22% (A), 10/25/2037 - 12/25/2037	426,569	73,348
5.39% (A), 07/25/2037	221,505	23,912
5.42% (A), 10/25/2026 - 03/25/2039	914,993	129,663
5.47% (A), 03/25/2036	1,494,795	314,473
5.50%, 10/25/2039	155,224	27,684
5.76% (A), 03/25/2038	195,207	34,282
5.87% (A), 02/25/2040	175,953	21,435
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	4,488,020	4,015,909
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	637,463	585,856
FREMF Mortgage Trust
3.50% (A), 08/25/2046 (B)	1,500,000	1,483,044
3.58% (A), 11/25/2049 (B)	920,000	905,070
3.68% (A), 01/25/2048 (B)	1,405,000	1,360,049
3.68% (A), 01/25/2048 (B)	4,355,000	4,406,900
3.83% (A), 11/25/2047 (B)	2,000,000	1,973,067
3.84% (A), 07/25/2049 (B)	750,000	766,783
4.07% (A), 11/25/2047 (B)	1,115,000	1,121,175
Government National Mortgage Association
1.53% (A), 03/20/2060	107,445	107,522
1.55% (A), 05/20/2063	1,890,716	1,886,211
1.60% (A), 10/20/2062	1,529,898	1,531,159
1.61% (A), 10/20/2062	1,300,949	1,299,444
1.66% (A), 05/20/2066	1,841,841	1,844,848
1.68% (A), 11/20/2065	3,159,017	3,168,540
1.73% (A), 05/20/2061 - 01/20/2066	7,351,076	7,385,185
1.78% (A), 05/20/2061 - 03/20/2066	6,802,817	6,845,372
2.08% (A), 12/20/2066	854,034	870,397
2.28% (A), 06/20/2067	2,726,071	2,721,154
4.50%, 11/20/2034	883,191	963,172
5.50%, 01/16/2033 - 09/20/2039	4,878,103	5,469,107
5.75%, 02/20/2036 - 10/20/2037	854,252	937,515
5.82% (A), 10/20/2033	308,979	347,712
6.00%, 11/20/2033 - 08/20/2038	1,074,140	1,220,652
6.13%, 06/16/2031	1,584,000	1,794,302
6.26% (A), 03/17/2033	29,341	30,415
6.50%, 12/20/2031 - 12/15/2035	1,266,127	1,462,262
7.00%, 09/15/2031 - 10/16/2040	1,235,040	1,407,340
7.00% (A), 09/20/2034	17,221	18,821
7.50%, 09/16/2035 - 10/15/2037	217,312	249,126
12.46% (A), 11/17/2032	26,436	31,035
13.92% (A), 02/20/2034	66,253	85,855
18.98% (A), 04/20/2037	179,044	253,520
Government National Mortgage Association, Interest Only STRIPS
1.70% (A), 06/20/2067	4,985,165	519,547
4.00%, 09/16/2037	610,164	12,165

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
4.60% (A), 02/20/2038	$ 89,720	$ 13,722
4.67% (A), 09/20/2038	594,836	79,958
4.72% (A), 02/20/2039 - 06/20/2039	244,403	32,732
4.77% (A), 02/20/2038	951,401	153,561
4.81% (A), 02/20/2039	79,253	11,405
4.82% (A), 08/16/2039	368,491	52,238
4.86% (A), 09/20/2039	576,897	81,150
4.87% (A), 11/20/2034 - 07/16/2039	851,367	114,171
4.92% (A), 07/20/2038	646,960	106,758
4.97% (A), 03/20/2037 - 06/20/2038	243,514	40,386
5.07% (A), 03/20/2039	34,415	1,899
5.17% (A), 12/20/2038 - 11/16/2039	723,646	82,396
5.32% (A), 11/16/2033 - 11/20/2037	164,171	23,991
5.37% (A), 05/20/2041	392,671	73,991
5.45% (A), 07/20/2037	379,489	62,172
5.47% (A), 06/20/2037	694,783	125,798
6.07% (A), 12/20/2038	397,329	75,854
6.37% (A), 09/20/2038	46,130	8,676
6.47% (A), 04/16/2038	35,092	6,641
6.50%, 03/20/2039	53,544	12,021
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,526,663	1,363,294
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,369,774
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	106,043	106,379
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,755,000	5,920,956
Resolution Funding Corp., Interest Only STRIPS
Zero Coupon, 10/15/2025 - 01/15/2026	170,000	136,952
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	647,088
4.63%, 09/15/2060	236,000	281,899
5.25%, 09/15/2039	240,000	312,923
5.88%, 04/01/2036	2,325,000	3,175,545
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 05/01/2030	3,800,000	2,945,895
Vendee Mortgage Trust
6.75%, 06/15/2028	340,799	389,801
7.25%, 02/15/2023	422,997	466,505

Total U.S. Government Agency Obligations (Cost $416,835,650)		419,890,177

U.S. GOVERNMENT OBLIGATIONS - 22.6%
U.S. Treasury - 21.9%
U.S. Treasury Bond
3.13%, 02/15/2043	2,800,000	2,929,718
3.50%, 02/15/2039	4,700,000	5,270,791
3.63%, 08/15/2043	5,400,000	6,152,625
3.88%, 08/15/2040	5,000,000	5,905,860
4.25%, 05/15/2039	1,100,000	1,368,082
4.38%, 02/15/2038 - 05/15/2041	3,140,000	3,975,885
4.50%, 08/15/2039	1,200,000	1,543,360
6.38%, 08/15/2027	50,000	68,299
U.S. Treasury Bond, Principal Only STRIPS
05/15/2019 - 08/15/2041	199,883,000	163,483,383
08/15/2019 - 02/15/2029 (F)	10,298,000	8,737,012

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 09/30/2022 - 05/15/2023	$ 11,000,000	$ 10,926,795
1.88%, 08/31/2022	4,000,000	4,003,752
2.00%, 10/31/2021 - 02/15/2023	26,300,000	26,504,387
2.13%, 01/31/2021 - 06/30/2022	2,000,000	2,030,546
2.25%, 11/15/2024	3,000,000	3,023,202
2.38%, 08/15/2024	25,000,000	25,442,375
2.63%, 08/15/2020	1,500,000	1,548,984
2.75%, 02/15/2024	15,000,000	15,639,255

		288,554,311

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,849,625	3,443,259
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	3,978,751	3,987,580
1.38%, 01/15/2020	1,372,752	1,423,496

		8,854,335

Total U.S. Government Obligations (Cost $290,017,587)		297,408,646

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (K)	12,411,736	12,411,736

Total Securities Lending Collateral (Cost $12,411,736)		12,411,736

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.12% (K), dated 07/31/2017, to be repurchased at $52,928,335 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $53,990,530.	$ 52,928,158	52,928,158

Total Repurchase Agreement (Cost $52,928,158)		52,928,158

Total Investments (Cost $1,312,364,151) (L)		1,336,581,622
Net Other Assets (Liabilities) - (1.3)%		(17,422,583)

Net Assets - 100.0%		$ 1,319,159,039

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2017 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$175,175,682	$167,082	$175,342,764
Corporate Debt Securities	—	328,131,576	—	328,131,576
Foreign Government Obligations	—	8,509,317	—	8,509,317
Mortgage-Backed Securities	—	36,784,309	—	36,784,309
Municipal Government Obligations	—	5,174,939	—	5,174,939
U.S. Government Agency Obligations	—	419,890,177	—	419,890,177
U.S. Government Obligations	—	297,408,646	—	297,408,646
Securities Lending Collateral	12,411,736	—	—	12,411,736
Repurchase Agreement	—	52,928,158	—	52,928,158

Total Investments	$12,411,736	$1,324,002,804	$167,082	$1,336,581,622

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $229,904,014, representing 17.4% of the Fund’s net assets.
(C)	Illiquid security. At July 31, 2017, the value of such securities amounted to $13,919,496 or 1.1% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $3,134,855, representing 0.2% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,159,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at July 31, 2017.
(L)	Aggregate cost for federal income tax purposes is $1,312,364,151. Aggregate gross unrealized appreciation and depreciation for all securities is $30,888,469 and $6,670,998, respectively. Net unrealized appreciation for tax purposes is $24,217,471.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 27	July 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Argentina - 0.1%
MercadoLibre, Inc.	2,350	$ 677,787

Brazil - 4.5%
Atacadao Distribuicao Comercio e Industria Ltda (A)	1,449,400	7,037,028
B3 SA - Brasil Bolsa Balcao (A)	3,525,846	23,167,568
Embraer SA, ADR	362,780	7,353,550
Estacio Participacoes SA	1,217,800	7,966,752
Sul America SA	1,160,012	6,528,520
Ultrapar Participacoes SA	86,100	2,043,196

		54,096,614

Chile - 0.1%
Banco de Chile	9,543,197	1,380,539

China - 22.0%
3SBio, Inc. (A) (B)	2,570,000	3,224,510
Alibaba Group Holding, Ltd., ADR (A)	548,547	84,997,358
China Lodging Group, Ltd., ADR (A)	182,093	18,524,321
Ctrip.com International, Ltd., ADR (A)	522,969	31,236,938
New Oriental Education & Technology Group, Inc., ADR (A)	188,280	14,998,385
Sinopharm Group Co., Ltd., Class H	4,298,200	18,021,976
Tencent Holdings, Ltd.	2,041,225	81,901,971
Want Want China Holdings, Ltd. (C)	11,435,000	7,729,912
Wuxi Biologics Cayman, Inc. (A) (B)	295,500	1,324,128

		261,959,499

Colombia - 1.3%
Grupo Aval Acciones y Valores SA, ADR	978,329	8,658,211
Grupo de Inversiones Suramericana SA	479,975	6,754,065

		15,412,276

Egypt - 0.5%
Commercial International Bank Egypt SAE	1,324,543	6,107,019

France - 3.7%
Kering	79,937	27,963,003
LVMH Moet Hennessy Louis Vuitton SE	65,620	16,522,745

		44,485,748

Hong Kong - 6.4%
AIA Group, Ltd.	4,885,000	38,494,360
China Mobile, Ltd.	572,000	6,133,175
Hang Lung Group, Ltd.	731,000	2,779,574
Hong Kong Exchanges & Clearing, Ltd.	296,683	8,462,766
Jardine Strategic Holdings, Ltd.	485,177	19,795,222

		75,665,097

India - 14.9%
Apollo Hospitals Enterprise, Ltd. (A)	425,436	8,344,418
Biocon, Ltd.	589,929	3,545,023
Cholamandalam Investment and Finance Co., Ltd.	181,950	3,403,519
Dr. Reddy’s Laboratories, Ltd.	190,844	7,068,081
Glenmark Pharmaceuticals, Ltd. (A)	309,948	3,364,670
Housing Development Finance Corp., Ltd.	2,365,450	65,910,514
Infosys, Ltd.	1,644,019	26,011,641
Kotak Mahindra Bank, Ltd.	981,241	15,647,545
Tata Consultancy Services, Ltd.	341,984	13,300,333

	Shares	Value
COMMON STOCKS (continued)
India (continued)
UltraTech Cement, Ltd.	144,154	$ 9,132,197
Zee Entertainment Enterprises, Ltd.	2,507,266	21,105,179

		176,833,120

Indonesia - 2.1%
Astra International Tbk PT	16,529,000	9,893,334
Bank Mandiri Persero Tbk PT	8,477,100	8,684,510
Bank Rakyat Indonesia Persero Tbk PT	412,000	456,867
Indocement Tunggal Prakarsa Tbk PT	4,293,721	5,639,456

		24,674,167

Italy - 1.2%
Prada SpA	4,161,600	14,865,141

Japan - 0.7%
Murata Manufacturing Co., Ltd.	52,600	8,196,907

Malaysia - 1.7%
Genting Bhd.	6,072,500	13,785,986
Genting Malaysia Bhd., Class B	4,793,700	6,717,786

		20,503,772

Mexico - 5.8%
Fomento Economico Mexicano SAB de CV	1,681,254	16,952,782
Fomento Economico Mexicano SAB de CV, ADR	80,180	8,088,558
Grupo Aeroportuario del Sureste SAB de CV, Class B	391,131	8,316,079
Grupo Financiero Banorte SAB de CV, Class O	1,501,866	9,953,949
Grupo Financiero Inbursa SAB de CV, Class O	6,513,536	11,704,425
Grupo Mexico SAB de CV, Series B	2,687,522	8,748,316
Kimberly-Clark de Mexico SAB de CV, A Shares	2,771,897	5,574,156

		69,338,265

Peru - 0.4%
Credicorp, Ltd.	25,200	4,665,528

Philippines - 3.7%
Ayala Corp.	87,340	1,497,208
Ayala Land, Inc.	8,043,700	6,695,113
Bank of the Philippine Islands	551,290	1,142,785
Jollibee Foods Corp.	1,579,490	7,042,910
SM Investments Corp.	956,026	15,289,595
SM Prime Holdings, Inc.	17,849,163	12,345,141

		44,012,752

Poland - 0.9%
Bank Pekao SA	297,190	10,562,715

Portugal - 0.1%
Jeronimo Martins SGPS SA	65,215	1,283,476

Republic of Korea - 4.4%
AMOREPACIFIC Group	6,407	695,635
Celltrion Healthcare Co., Ltd. (A) (D)	64,066	2,347,264
Celltrion, Inc. (A) (C)	37,737	3,658,876
LG Household & Health Care, Ltd.	18,742	16,597,401
NAVER Corp.	29,186	20,943,084
Samsung Biologics Co., Ltd. (A) (B) (C)	32,123	7,807,923

		52,050,183

Republic of South Africa - 2.8%
FirstRand, Ltd. (C)	1,965,059	7,732,749

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa (continued)
Mediclinic International PLC	461,050	$ 4,501,491
Shoprite Holdings, Ltd. (C)	414,932	6,349,880
Steinhoff International Holdings NV	2,831,630	14,180,979

		32,765,099

Russian Federation - 8.0%
Alrosa PJSC (A) (D)	5,444,052	7,616,572
Magnit PJSC (A) (D)	213,275	33,976,323
Moscow Exchange MICEX-RTS PJSC (D)	3,541,707	6,341,189
Novatek PJSC, GDR (E)	275,200	28,785,920
Polyus PJSC, GDR (B) (D)	89,800	2,969,686
Sberbank of Russia PJSC, ADR	1,294,560	15,081,624

		94,771,314

Spain - 0.4%
Prosegur Cash SA (A) (B) (C)	1,565,601	4,262,726

Switzerland - 2.4%
Glencore PLC (A)	6,615,600	29,166,703

Taiwan - 6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,557,459	74,997,101

Thailand - 0.2%
CP ALL PCL	1,407,900	2,570,280

Turkey - 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	1,024,743	6,009,828
BIM Birlesik Magazalar AS	378,361	7,375,102

		13,384,930

United Kingdom - 1.1%
Old Mutual PLC (C)	2,484,589	6,434,527
Unilever PLC	113,720	6,484,075

		12,918,602

United States - 0.8%
NIKE, Inc., Class B	154,410	9,117,910

Total Common Stocks (Cost $949,770,185)		1,160,725,270

PREFERRED STOCK - 1.1%
Brazil - 1.1%
Lojas Americanas SA 0.29%(A)	2,597,670	13,053,535

Total Preferred Stock (Cost $14,281,222)		13,053,535

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (F)	14,912,363	14,912,363

Total Securities Lending Collateral (Cost $14,912,363)		14,912,363

	Principal	Value
REPURCHASE AGREEMENT - 2.7%

State Street Bank & Trust Co. 0.12% (F), dated 07/31/2017, to be repurchased at $31,622,969 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $32,255,419.

	$ 31,622,864	$ 31,622,864

Total Repurchase Agreement (Cost $31,622,864)		31,622,864

Total Investments (Cost $1,010,586,634) (G)		1,220,314,032
Net Other Assets (Liabilities) - (2.6)%		(31,388,545)

Net Assets - 100.0%		$ 1,188,925,487

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	15.4%	$ 188,520,200
Banks	7.7	94,045,717
Semiconductors & Semiconductor Equipment	6.1	74,997,101
Textiles, Apparel & Luxury Goods	5.6	68,468,799
Thrifts & Mortgage Finance	5.4	65,910,514
Food & Staples Retailing	4.8	58,592,089
Insurance	4.2	51,457,407
Metals & Mining	4.0	48,501,277
Hotels, Restaurants & Leisure	3.8	46,071,003
IT Services	3.2	39,311,974
Capital Markets	3.1	37,971,523
Industrial Conglomerates	2.9	35,084,817
Health Care Providers & Services	2.7	33,215,149
Internet & Direct Marketing Retail	2.6	31,236,938
Beverages	2.5	31,051,168
Oil, Gas & Consumable Fuels	2.5	30,829,116
Personal Products	1.9	23,777,111
Diversified Consumer Services	1.9	22,965,137
Real Estate Management & Development	1.8	21,819,828
Media	1.7	21,105,179
Diversified Financial Services	1.3	15,984,022
Construction Materials	1.2	14,771,653
Household Durables	1.2	14,180,979
Multiline Retail	1.1	13,053,535
Pharmaceuticals	0.9	10,432,751
Biotechnology	0.9	10,428,409
Automobiles	0.8	9,893,334
Life Sciences Tools & Services	0.7	9,132,051
Transportation Infrastructure	0.7	8,316,079
Electronic Equipment, Instruments & Components	0.7	8,196,907
Food Products	0.6	7,729,912
Aerospace & Defense	0.6	7,353,550
Wireless Telecommunication Services	0.5	6,133,175
Household Products	0.5	5,574,156
Commercial Services & Supplies	0.4	4,262,726
Consumer Finance	0.3	3,403,519

Investments, at Value	96.2	1,173,778,805
Short-Term Investments	3.8	46,535,227

Total Investments	100.0%	$ 1,220,314,032

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$319,527,545	$841,197,725	$—	$1,160,725,270
Preferred Stock	13,053,535	—	—	13,053,535
Securities Lending Collateral	14,912,363	—	—	14,912,363
Repurchase Agreement	—	31,622,864	—	31,622,864

Total Investments	$347,493,443	$872,820,589	$—	$1,220,314,032

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $19,588,973, representing 1.6% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,090,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $53,251,034, representing 4.5% of the Fund’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the value of the Regulation S security is $28,785,920, representing 2.4% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2017.
(G)	Aggregate cost for federal income tax purposes is $1,010,586,634. Aggregate gross unrealized appreciation and depreciation for all securities is $222,731,966 and $13,004,568, respectively. Net unrealized appreciation for tax purposes is $209,727,398.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 7.0%
General Dynamics Corp.	70,145	$ 13,771,568
Raytheon Co.	90,113	15,478,710
United Technologies Corp.	167,900	19,907,903

		49,158,181

Airlines - 2.0%
Southwest Airlines Co.	249,196	13,832,870

Auto Components - 1.4%
Adient PLC	146,339	9,580,814

Banks - 11.9%
Bank of America Corp.	1,049,921	25,324,094
JPMorgan Chase & Co.	277,672	25,490,290
PNC Financial Services Group, Inc.	64,356	8,289,053
Wells Fargo & Co.	455,600	24,575,064

		83,678,501

Building Products - 3.0%
Johnson Controls International PLC	536,997	20,916,033

Capital Markets - 4.4%
State Street Corp.	326,981	30,484,439

Chemicals - 3.8%
Dow Chemical Co.	100,900	6,481,816
E.I. du Pont de Nemours & Co.	244,100	20,067,461

		26,549,277

Consumer Finance - 3.3%
American Express Co.	273,692	23,326,769

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	421,437	16,436,043
Verizon Communications, Inc.	449,232	21,742,829

		38,178,872

Electric Utilities - 3.0%
Entergy Corp., Class B	271,770	20,850,194

Equity Real Estate Investment Trusts - 1.5%
HCP, Inc.	342,500	10,840,125

Food & Staples Retailing - 3.1%
Wal-Mart Stores, Inc.	273,589	21,884,384

Food Products - 1.2%
Tyson Foods, Inc., Class A	135,900	8,610,624

Health Care Equipment & Supplies - 3.0%
Medtronic PLC	246,973	20,738,323

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	186,085	14,376,927

Household Durables - 1.2%
Whirlpool Corp.	49,100	8,733,908

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	65,252	8,882,102

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.5%
Loews Corp.	304,922	$ 14,843,603
XL Group, Ltd.	373,128	16,566,883

		31,410,486

IT Services - 0.4%
International Business Machines Corp.	20,900	3,023,603

Machinery - 2.7%
Stanley Black & Decker, Inc.	132,658	18,663,654

Multiline Retail - 1.2%
Target Corp.	154,689	8,766,226

Oil, Gas & Consumable Fuels - 12.1%
BP PLC, ADR	635,909	22,345,842
Chevron Corp.	67,000	7,315,730
ConocoPhillips	359,682	16,318,772
Occidental Petroleum Corp.	254,544	15,763,910
Phillips 66	275,184	23,046,660

		84,790,914

Pharmaceuticals - 13.5%
Johnson & Johnson	224,929	29,852,577
Merck & Co., Inc.	450,814	28,797,998
Pfizer, Inc.	702,066	23,280,509
Sanofi, ADR	269,244	12,751,396

		94,682,480

Road & Rail - 1.3%
Norfolk Southern Corp.	79,169	8,912,846

Tobacco - 5.6%
Altria Group, Inc.	256,837	16,686,700
Philip Morris International, Inc.	194,153	22,659,597

		39,346,297

Total Common Stocks (Cost $555,827,700)		700,218,849

Total Investments (Cost $555,827,700) (A)		700,218,849
Net Other Assets (Liabilities) - (0.0)% (B)		(38,379)

Net Assets - 100.0%		$ 700,180,470

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$700,218,849	$—	$—	$700,218,849

Total Investments	$700,218,849	$—	$—	$700,218,849

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $555,827,700. Aggregate gross unrealized appreciation and depreciation for all securities is $154,315,945 and $9,924,796, respectively. Net unrealized appreciation for tax purposes is $144,391,149.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Fund - 10.1%
iShares MSCI EAFE ETF	29,201	$ 1,954,423

International Fixed Income Fund - 14.9%
Vanguard Total International Bond ETF (A)	53,067	2,886,845

U.S. Equity Funds - 59.5%
iShares Russell 1000 Growth ETF (A)	39,634	4,823,458
iShares Russell 1000 Value ETF (A)	41,153	4,823,131
iShares Russell 2000 ETF (A)	13,594	1,923,687

		11,570,276

U.S. Fixed Income Fund - 14.9%
iShares Core U.S. Aggregate Bond ETF	26,462	2,901,558

Total Exchange-Traded Funds (Cost $16,619,986)		19,313,102

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4%
Put - S&P 500®
Exercise Price $1,900
Expiration Date 06/15/2018	6	10,980
Put - S&P 500®
Exercise Price $1,925
Expiration Date 06/15/2018	1	1,930
Put - S&P 500®
Exercise Price $1,950
Expiration Date 06/15/2018	4	8,380
Put - S&P 500®
Exercise Price $1,975
Expiration Date 06/15/2018	2	4,660
Put - S&P 500®
Exercise Price $2,000
Expiration Date 06/15/2018	4	10,120
Put - S&P 500®
Exercise Price $2,000
Expiration Date 12/21/2018	3	14,100
Put - S&P 500®
Exercise Price $2,025
Expiration Date 12/21/2018	1	4,985
Put - S&P 500®
Exercise Price $2,050
Expiration Date 06/15/2018	4	11,876
Put - S&P 500®
Exercise Price $2,050
Expiration Date 12/21/2018	1	5,420
Put - S&P 500®
Exercise Price $2,100
Expiration Date 12/21/2018	1	6,105
Put - S&P 500®
Exercise Price $2,125
Expiration Date 12/21/2018	1	6,530

Total Exchange-Traded Options Purchased (Cost $176,726)		85,086

	Shares	Value
SECURITIES LENDING COLLATERAL - 21.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	4,207,004	$ 4,207,004

Total Securities Lending Collateral (Cost $4,207,004)		4,207,004

Total Investments (Cost $21,003,716) (C)		23,605,192
Net Other Assets (Liabilities) - (21.5)%		(4,178,940)

Net Assets - 100.0%		$ 19,426,252

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,313,102	$—	$—	$19,313,102
Exchange-Traded Options Purchased	85,086	—	—	85,086
Securities Lending Collateral	4,207,004	—	—	4,207,004

Total Investments	$23,605,192	$—	$—	$23,605,192

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,119,274. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $21,003,716. Aggregate gross unrealized appreciation and depreciation for all securities is $2,702,300 and $100,824, respectively. Net unrealized appreciation for tax purposes is $2,601,476.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Fixed Income Funds - 21.3%
iShares Emerging Markets High Yield Bond ETF (A)	103,501	$ 5,212,311
VanEck Vectors Emerging Markets High Yield Bond ETF	1,142,435	28,081,052
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (A)	2,163,887	41,611,547

		74,904,910

U.S. Equity Funds - 31.1%
Alerian MLP ETF (A)	2,409,281	28,911,372
Global SuperDividend US ETF (A)	1,851,824	47,369,658
iShares Core High Dividend ETF	393,246	33,233,219

		109,514,249

U.S. Fixed Income Funds - 47.6%
iShares 20+ Year Treasury Bond ETF (A)	216,432	26,846,225
iShares MBS ETF (A)	100,765	10,790,924
PowerShares Senior Loan Portfolio (A)	123,799	2,880,803
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	2,442,538	68,488,765
Vanguard Long-Term Bond ETF	632,469	58,958,760

		167,965,477

Total Exchange-Traded Funds (Cost $346,320,731)		352,384,636

SECURITIES LENDING COLLATERAL - 22.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (B)	77,851,184	77,851,184

Total Securities Lending Collateral (Cost $77,851,184)		77,851,184

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $1,569,530 on 08/01/2017. Collateralized by U.S. Government Agency Obligations, 1.08%(B), due 10/20/2017, and with a value of $1,601,172.	$ 1,569,525	1,569,525

Total Repurchase Agreement (Cost $1,569,525)		1,569,525

Total Investments (Cost $425,741,440) (C)		431,805,345
Net Other Assets (Liabilities) - (22.5)%		(79,191,141)

Net Assets - 100.0%		$ 352,614,204

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$352,384,636	$—	$—	$352,384,636
Securities Lending Collateral	77,851,184	—	—	77,851,184
Repurchase Agreement	—	1,569,525	—	1,569,525

Total Investments	$430,235,820	$1,569,525	$—	$431,805,345

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $76,168,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $425,741,440. Aggregate gross unrealized appreciation and depreciation for all securities is $12,325,477 and $6,261,572, respectively. Net unrealized appreciation for tax purposes is $6,063,905.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.5%
Argentina - 1.6%
Banco Hipotecario SA
9.75%, 11/30/2020 (A) (B)	$ 2,835,000	$ 3,212,027
Pampa Energia SA
7.38%, 07/21/2023 (A)	3,625,000	3,791,750
7.50%, 01/24/2027 (A)	4,970,000	5,156,375

		12,160,152

Austria - 1.8%
Eldorado Intl. Finance GmbH
8.63%, 06/16/2021 (A)	6,160,000	6,414,100
ESAL GmbH
6.25%, 02/05/2023 (A) (B)	2,565,000	2,395,069
JBS Investments GmbH
7.25%, 04/03/2024 (A) (B)	820,000	797,450
7.75%, 10/28/2020 (A) (B)	2,595,000	2,588,512
Suzano Austria GmbH
7.00%, 03/16/2047 (A) (B)	1,495,000	1,584,700

		13,779,831

Barbados - 0.9%
Columbus Cable Barbados, Ltd.
7.38%, 03/30/2021 (A)	6,250,000	6,671,875

Bermuda - 1.8%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A) (B)	10,525,000	9,346,200
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (A)	4,695,000	4,602,039

		13,948,239

Brazil - 0.5%
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (C) (D)	3,100,000	1,813,500
5.38%, 09/26/2024 (A) (C) (D)	800,000	468,000
5.75%, 10/24/2023 (A) (C) (D)	2,200,000	1,287,000

		3,568,500

Canada - 0.9%
First Quantum Minerals, Ltd.
7.50%, 04/01/2025 (A)	6,800,000	6,980,200

Cayman Islands - 2.2%
Braskem Finance, Ltd.
5.75%, 04/15/2021 (A) (B)	3,450,000	3,658,725
7.25%, 06/05/2018 (A)	2,550,000	2,648,812
CSN Islands XI Corp.
6.88%, 09/21/2019 (A)	2,380,000	1,915,900
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (E)	2,680,000	1,005,000
7.13%, 06/26/2042 (A)	1,410,000	581,625
Vale Overseas, Ltd.
5.88%, 06/10/2021	3,365,000	3,672,056
6.88%, 11/10/2039	2,960,000	3,296,730

		16,778,848

Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 08/01/2047 (A) (F)	1,850,000	1,824,748

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 1.6%
Bancolombia SA
5.13%, 09/11/2022 (B)	$ 2,485,000	$ 2,604,280
Colombia Telecomunicaciones SA ESP
8.50% (G), 03/30/2020 (A) (H)	3,030,000	3,067,875
Ecopetrol SA
5.88%, 05/28/2045	7,105,000	6,658,806

		12,330,961

Costa Rica - 0.6%
Banco Nacional de Costa Rica
6.25%, 11/01/2023 (A)	4,285,000	4,488,752

Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029 (A)	3,055,000	3,287,486

Ecuador - 0.3%
Petroamazonas EP
4.63%, 02/16/2020 (A)	2,840,000	2,655,116

Indonesia - 1.5%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	3,755,000	3,834,794
5.38%, 05/05/2045 (A)	1,650,000	1,681,020
Pertamina Persero PT
4.30%, 05/20/2023 (A)	2,570,000	2,676,578
6.00%, 05/03/2042 (A) (B)	3,205,000	3,534,371

		11,726,763

Ireland - 0.3%
Credit Bank of Moscow Via CBOM Finance PLC
7.50% (G), 10/05/2027 (A)	2,035,000	2,004,215

Kazakhstan - 1.1%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 (A)	4,045,000	4,017,632
KazMunayGas National Co. JSC
6.38%, 04/09/2021 (A)	4,240,000	4,630,953

		8,648,585

Luxembourg - 3.0%
Atento Luxco 1 SA
6.13%, 08/10/2022 (A) (F)	4,255,000	4,308,187
7.38%, 01/29/2020 (B) (E)	3,055,000	3,131,375
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (A)	2,350,000	2,596,562
JSL Europe SA
7.75%, 07/26/2024 (A) (B)	4,300,000	4,297,313
MHP SA
8.25%, 04/02/2020 (E)	2,425,000	2,582,625
Minerva Luxembourg SA
7.75%, 01/31/2023 (A)	1,890,000	1,984,500
Wind Acquisition Finance SA
7.38%, 04/23/2021 (A)	3,892,000	4,051,961

		22,952,523

Malaysia - 0.4%
1MDB Energy, Ltd.
5.99%, 05/11/2022 (B) (E)	2,500,000	2,722,958

Mexico - 4.4%
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A)	2,370,000	2,426,287

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Banco Mercantil del Norte SA
7.63% (G), 01/10/2028 (A) (B) (H)	$ 4,080,000	$ 4,295,424
BBVA Bancomer SA
6.75%, 09/30/2022 (A)	2,260,000	2,565,100
Petroleos Mexicanos
5.50%, 01/21/2021	2,135,000	2,288,720
6.50%, 03/13/2027 (A)	3,110,000	3,424,110
6.75%, 09/21/2047	8,250,000	8,679,000
6.75%, 09/21/2047 (A) (B)	5,110,000	5,375,720
8.63%, 02/01/2022	1,450,000	1,726,051
Trust F/1401
6.95%, 01/30/2044 (A)	2,405,000	2,570,344

		33,350,756

Netherlands - 1.7%
AES Andres BV / Dominican Power Partners
7.95%, 05/11/2026 (A)	2,970,000	3,207,184
Marfrig Holdings Europe BV
6.88%, 06/24/2019 (A)	485,000	499,550
6.88%, 06/24/2019 (B) (E)	1,670,000	1,720,100
Petrobras Global Finance BV
4.38%, 05/20/2023 (B)	3,825,000	3,705,469
7.38%, 01/17/2027	3,795,000	4,108,087

		13,240,390

Northern Mariana Islands - 0.6%
MTN Mauritius Investment, Ltd.
6.50%, 10/13/2026 (A)	4,650,000	4,843,440

Panama - 0.6%
Banco General SA
4.13%, 08/07/2027 (A)	1,950,000	1,931,729
ENA Norte Trust
4.95%, 04/25/2028 (A)	2,740,283	2,836,193

		4,767,922

Paraguay - 0.3%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A)	2,480,000	2,579,200

Peru - 0.4%
Petroleos del Peru SA
5.63%, 06/19/2047 (A) (B)	2,975,000	3,096,975

Republic of South Africa - 0.8%
Eskom Holdings SOC, Ltd.
7.13%, 02/11/2025 (A) (B)	6,210,000	6,296,629

Turkey - 1.8%
Finansbank AS
4.88%, 05/19/2022 (A)	5,485,000	5,468,315
Turkiye Is Bankasi
6.13%, 04/25/2024 (A)	3,700,000	3,769,375
Turkiye Vakiflar Bankasi TAO
5.63%, 05/30/2022 (A)	4,360,000	4,409,922

		13,647,612

United Arab Emirates - 0.8%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	5,945,000	6,017,291

United States - 1.8%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	3,635,000	3,934,887

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cemex Finance LLC
9.38%, 10/12/2022 (A)	$ 3,555,000	$ 3,775,410
Stillwater Mining Co.
7.13%, 06/27/2025 (A) (B)	5,900,000	5,784,950

		13,495,247

Venezuela - 1.2%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (B) (E)	5,715,000	1,862,518
5.50%, 04/12/2037 (B) (E)	10,730,000	3,493,688
6.00%, 11/15/2026 (E)	5,820,000	1,892,082
8.50%, 10/27/2020 (E)	2,335,000	1,546,938

		8,795,226

Total Corporate Debt Securities (Cost $249,368,117)		256,660,440

FOREIGN GOVERNMENT OBLIGATIONS - 61.5%
Angola - 0.4%
Republic of Angola Via Northern Lights III BV
7.00%, 08/17/2019 (B) (E)	3,133,125	3,242,628

Argentina - 5.5%
Argentina Bonos del Tesoro
21.20%, 09/19/2018	ARS 87,024,365	4,955,526
Argentina Republic Government International Bond
0.00% (G), 12/15/2035	$ 18,140,000	1,668,880
2.50% (I), 12/31/2038	8,495,000	5,517,502
6.63%, 07/06/2028 (B)	5,285,000	5,285,000
6.88%, 04/22/2021	2,500,000	2,691,250
7.13%, 06/28/2117 (A)	9,085,000	8,249,180
Argentine Bonos del Tesoro
22.75%, 03/05/2018	ARS 58,838,000	3,320,550
City of Buenos Aires
Series 22,
23.48% (G), 03/29/2024	41,416,595	2,323,900
Provincia de Buenos Aires
5.38%, 01/20/2023 (A)	EUR 525,000	613,998
6.50%, 02/15/2023 (A)	$ 710,000	722,070
7.88%, 06/15/2027 (A) (B)	3,850,000	3,929,580
Provincia de Neuquen
7.50%, 04/27/2025 (A)	2,950,000	2,989,825

		42,267,261

Bahrain - 0.7%
Bahrain Government International Bond
6.00%, 09/19/2044 (A)	5,940,000	5,172,944

Brazil - 5.2%
Brazil Government International Bond
4.88%, 01/22/2021 (B)	6,575,000	6,969,500
5.00%, 01/27/2045	2,850,000	2,508,000
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2027	BRL 93,796,000	30,286,980

		39,764,480

Canada - 0.1%
Province of British Columbia Canada
6.60%, 01/09/2020 (A)	INR 70,000,000	1,108,217

Cayman Islands - 0.4%
KSA Sukuk, Ltd.
2.89%, 04/20/2022 (A)	$ 2,755,000	2,751,611

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 0.8%
Chile Government International Bond
3.86%, 06/21/2047 (B)	$ 5,950,000	$ 6,003,550

Colombia - 2.4%
Colombia Government International Bond
2.63%, 03/15/2023 (B)	4,070,000	3,983,512
4.38%, 07/12/2021	2,210,000	2,356,965
5.00%, 06/15/2045	6,745,000	6,832,685
Colombia TES
Series B,
7.00%, 05/04/2022	COP 15,663,600,000	5,401,138

		18,574,300

Costa Rica - 0.7%
Costa Rica Government International Bond
7.16%, 03/12/2045 (A)	$ 5,100,000	5,406,000

Cote d’Ivoire - 0.5%
Ivory Coast Government International Bond
5.75% (I), 12/31/2032 (A) (B)	4,053,000	3,972,751

Croatia - 1.3%
Croatia Government International Bond
6.00%, 01/26/2024 (A) (B)	4,940,000	5,631,600
6.75%, 11/05/2019 (A)	4,000,000	4,353,248

		9,984,848

Dominican Republic - 0.6%
Dominican Republic International Bond
6.85%, 01/27/2045 (A)	4,440,000	4,861,800

Ecuador - 0.8%
Ecuador Government International Bond
9.63%, 06/02/2027 (A)	5,760,000	5,889,600

Egypt - 1.2%
Egypt Government International Bond
6.13%, 01/31/2022 (A)	5,510,000	5,683,014
8.50%, 01/31/2047 (A)	3,610,000	3,923,117

		9,606,131

El Salvador - 0.4%
El Salvador Government International Bond
8.63%, 02/28/2029 (A)	2,635,000	2,727,225

Ghana - 0.4%
Ghana Government International Bond
8.13%, 01/18/2026 (A)	2,870,000	2,959,917

Hungary - 1.0%
Hungary Government Bond
3.25%, 10/22/2031	HUF 2,145,530,000	7,909,931

Indonesia - 5.0%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,900,000	3,926,879
4.35%, 01/08/2027 (A)	5,935,000	6,232,474
4.75%, 07/18/2047 (A)	9,460,000	9,782,226
5.25%, 01/17/2042 - 01/08/2047 (A)	6,925,000	7,622,787
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 59,189,000,000	4,711,043
8.75%, 05/15/2031	27,000,000,000	2,257,430

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 (A)	$ 3,680,000	$ 3,868,784

		38,401,623

Kazakhstan - 0.6%
KazAgro National Management Holding JSC
4.63%, 05/24/2023 (A)	4,535,000	4,462,921

Kenya - 0.8%
Kenya Government International Bond
5.88%, 06/24/2019 (A)	3,685,000	3,780,626
6.88%, 06/24/2024 (A)	2,000,000	2,040,640

		5,821,266

Malaysia - 2.1%
Malaysia Government Bond
3.58%, 09/28/2018	MYR 55,105,000	12,917,621
3.76%, 03/15/2019	13,168,000	3,094,688

		16,012,309

Mexico - 4.2%
Mexico Bonos
7.50%, 06/03/2027	MXN 155,440,000	9,130,206
Series M,
6.50%, 06/09/2022	101,620,000	5,649,107
8.00%, 06/11/2020	110,000,000	6,386,025
8.50%, 11/18/2038	89,280,000	5,747,471
Mexico Government International Bond
4.00%, 10/02/2023	$ 5,305,000	5,586,165

		32,498,974

Peru - 2.4%
Peru Government Bond
6.15%, 08/12/2032 (E)	PEN 15,579,000	4,922,051
Peru Government International Bond
5.70%, 08/12/2024 (A)	11,414,000	3,661,071
6.95%, 08/12/2031 (A)	9,169,000	3,125,320
8.20%, 08/12/2026 (A)	19,175,000	7,099,217

		18,807,659

Philippines - 0.3%
Philippines Government International Bond
3.90%, 11/26/2022	PHP 78,000,000	1,520,737
4.95%, 01/15/2021	35,000,000	710,959

		2,231,696

Poland - 0.6%
Republic of Poland Government Bond
2.50%, 07/25/2026	PLN 16,508,000	4,314,140

Qatar - 1.0%
Qatar Government International Bond
4.63%, 06/02/2046 (A)	$ 4,000,000	4,155,000
5.25%, 01/20/2020 (A)	3,000,000	3,194,406

		7,349,406

Republic of Korea - 0.3%
Export-Import Bank of Korea
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	2,232,548

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 2.0%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 95,000,000	$ 5,963,870
8.75%, 01/31/2044	43,290,307	2,932,901
Republic of South Africa Government International Bond
4.30%, 10/12/2028	$ 6,665,000	6,319,113

		15,215,884

Romania - 1.4%
Romania Government Bond
3.25%, 03/22/2021 - 04/29/2024	RON 40,065,000	10,410,913

Russian Federation - 1.5%
Russian Federation Federal Bond - OFZ
7.05%, 01/19/2028	RUB 379,679,000	6,039,112
7.50%, 02/27/2019	181,438,000	3,016,380
Russian Federation Foreign Bond - Eurobond
5.00%, 04/29/2020 (E)	$ 2,700,000	2,859,225

		11,914,717

Serbia - 0.4%
Serbia International Bond
7.25%, 09/28/2021 (A)	2,860,000	3,316,284

Sri Lanka - 1.4%
Sri Lanka Government International Bond
6.20%, 05/11/2027 (A)	4,975,000	5,124,265
6.25%, 07/27/2021 (E)	5,270,000	5,612,550

		10,736,815

Supranational - 5.4%
Africa Finance Corp.
3.88%, 04/13/2024 (A)	2,785,000	2,768,847
Asian Development Bank
5.90%, 12/20/2022, MTN	INR 278,830,000	4,342,935
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 (A)	$ 5,790,000	5,792,895
5.50%, 05/06/2021 (A)	4,890,000	5,169,414
Eastern and Southern African Trade and Development Bank
6.38%, 12/06/2018, MTN (E)	4,749,000	4,928,275
European Bank for Reconstruction & Development
7.38%, 04/15/2019, MTN	IDR 94,360,000,000	7,205,750
International Bank for Reconstruction & Development
5.75%, 10/28/2019	INR 145,450,000	2,274,925
6.38%, 08/07/2018	194,700,000	3,056,321
International Finance Corp.
6.45%, 10/30/2018, MTN	366,500,000	5,780,195

		41,319,557

Turkey - 6.1%
Hazine Mustesarligi Varlik Kiralama AS
4.56%, 10/10/2018 (A)	$ 3,600,000	3,677,580
Turkey Government Bond
9.20%, 09/22/2021	TRY 28,946,000	7,846,473
11.00%, 02/24/2027	32,392,800	9,572,367
11.10%, 05/15/2019	40,017,000	11,344,982
Turkey Government International Bond
4.25%, 04/14/2026	$ 6,260,000	6,010,802

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey (continued)
Turkey Government International Bond (continued)
5.13%, 03/25/2022 (B)	$ 4,420,000	$ 4,627,811
6.00%, 03/25/2027	3,390,000	3,650,135

		46,730,150

Ukraine - 1.5%
Ukraine Government International Bond
7.75%, 09/01/2021 (B) (E)	3,240,000	3,345,300
7.75%, 09/01/2023 - 09/01/2026 (E)	8,075,000	8,053,157

		11,398,457

United Kingdom - 0.7%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (E)	4,880,000	5,109,360

Venezuela - 0.2%
Venezuela Government International Bond
6.00%, 12/09/2020 (E)	4,810,000	1,924,000

Zambia - 1.2%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	7,765,000	7,375,119
8.97%, 07/30/2027 (A)	2,050,000	2,221,667

		9,596,786

Total Foreign Government Obligations (Cost $455,948,392)		472,008,659

	Shares	Value
COMMON STOCKS - 0.2%
Colombia - 0.2%
Frontera Energy Corp. (D)	46,678	1,288,313

United States - 0.0% (J)
NII Holdings, Inc. (D)	193,157	110,215

Total Common Stocks (Cost $8,649,557)		1,398,528

SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (K)	78,168,911	78,168,911

Total Securities Lending Collateral (Cost $78,168,911)		78,168,911

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.12% (K), dated 07/31/2017, to be repurchased at $29,078,146 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 09/22/2017, and with a value of $29,659,637.	$ 29,078,049	29,078,049

Total Repurchase Agreement (Cost $29,078,049)		29,078,049

Total Investments (Cost $821,213,026) (L)		837,314,587
Net Other Assets (Liabilities) - (9.2)%		(70,453,219)

Net Assets - 100.0%		$ 766,861,368

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/21/2017	CLP	3,408,009,938	USD	5,193,158	$49,031	$—
BCLY	08/31/2017	EUR	1,354,861	USD	1,591,856	14,847	—
BOA	08/31/2017	EUR	18,552	USD	21,835	165	—
BOA	08/31/2017	USD	4,027,564	EUR	3,403,484	—	(8,561)
HSBC	08/31/2017	EUR	1,550,663	USD	1,815,795	23,106	—
HSBC	08/31/2017	USD	3,858,467	MXN	68,388,633	37,873	—
JPM	08/31/2017	HUF	2,893,414,993	USD	11,115,266	166,575	—
JPM	08/31/2017	PLN	22,570,109	USD	6,198,791	77,832	—
JPM	08/31/2017	ZAR	52,614,168	USD	3,959,823	10,353	—
SCB	08/21/2017	CLP	5,113,939,885	USD	7,806,350	59,895	—
TDB	08/31/2017	TRY	26,239,461	USD	7,361,950	17,557	—
TDB	08/31/2017	USD	3,904,446	PLN	14,145,222	—	(29,262)
TDB	08/31/2017	USD	1,529,902	ZAR	19,929,886	26,027	—

Total						$483,261	$(37,823)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	56.4%	$ 472,008,659
Oil, Gas & Consumable Fuels	8.8	73,633,846
Banks	4.9	41,193,058
Metals & Mining	3.2	27,043,084
Wireless Telecommunication Services	1.7	14,299,855
Electric Utilities	1.7	14,175,962
Food Products	1.5	12,567,806
Transportation Infrastructure	1.2	10,420,992
Chemicals	1.2	10,242,424
Diversified Telecommunication Services	1.2	9,699,036
Paper & Forest Products	1.0	7,998,800
Commercial Services & Supplies	0.9	7,439,562
Media	0.8	6,671,875
Professional Services	0.7	6,017,291
Marine	0.7	5,515,814
Construction Materials	0.4	3,775,410
Independent Power & Renewable Electricity Producers	0.4	3,207,184
Equity Real Estate Investment Trusts	0.3	2,570,344
Construction & Engineering	0.2	1,586,625

Investments, at Value	87.2	730,067,627
Short-Term Investments	12.8	107,246,960

Total Investments	100.0%	$ 837,314,587

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$256,660,440	$—	$256,660,440
Foreign Government Obligations	—	472,008,659	—	472,008,659
Common Stocks	1,398,528	—	—	1,398,528
Securities Lending Collateral	78,168,911	—	—	78,168,911
Repurchase Agreement	—	29,078,049	—	29,078,049

Total Investments	$79,567,439	$757,747,148	$—	$837,314,587

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$483,261	$—	$483,261

Total Other Financial Instruments	$—	$483,261	$—	$483,261

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(37,823)	$—	$(37,823)

Total Other Financial Instruments	$—	$(37,823)	$—	$(37,823)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $371,540,624, representing 48.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $76,590,991. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities in default.
(D)	Non-income producing securities.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $59,953,830, representing 7.8% of the Fund’s net assets.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(G)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at July 31, 2017.
(L)	Aggregate cost for federal income tax purposes is $821,213,026. Aggregate gross unrealized appreciation and depreciation for all securities is $29,178,639 and $13,077,078, respectively. Net unrealized appreciation for tax purposes is $16,101,561.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 7.2%
Banco Bradesco SA, ADR	68,522	$ 659,182
Banco do Brasil SA	195,700	1,801,142
Banco Santander Brasil SA	117,185	958,645
Fibria Celulose SA	96,900	1,027,932
Fleury SA	65,600	631,734
Itau Unibanco Holding SA, Class H, ADR	103,116	1,228,111
Kroton Educacional SA	274,300	1,326,485
Lojas Renner SA	49,030	460,686
MRV Engenharia e Participacoes SA	397,100	1,824,825
Petroleo Brasileiro SA, Class A, ADR (A)	202,900	1,724,650
Qualicorp SA	198,800	2,091,054
Rumo SA (A)	192,855	639,479
Vale SA, Class B, ADR	241,900	2,426,257

		16,800,182

Chile - 0.6%
Enel Americas SA, ADR	86,500	865,000
Enel Chile SA, ADR	83,030	454,174

		1,319,174

China - 27.0%
Agile Group Holdings, Ltd. (B)	898,000	1,069,212
Air China, Ltd., H Shares	638,000	576,673
Alibaba Group Holding, Ltd., ADR (A)	56,100	8,692,695
Bank of China, Ltd., Class H	7,216,000	3,556,819
China Cinda Asset Management Co., Ltd., Class H	1,423,000	592,097
China Communications Construction Co., Ltd., Class H	2,861,000	3,816,718
China Construction Bank Corp., Class H	5,961,000	4,960,632
China Petroleum & Chemical Corp., ADR	23,223	1,769,360
China Railway Group, Ltd., H Shares	2,188,000	1,742,377
China Shenhua Energy Co., Ltd., Class H	473,500	1,179,688
CIFI Holdings Group Co., Ltd.	1,548,000	881,933
Geely Automobile Holdings, Ltd.	1,000,000	2,312,183
Guangzhou Automobile Group Co., Ltd., Class H	426,000	915,179
Industrial & Commercial Bank of China, Ltd., Class H	2,386,000	1,670,945
JD.com, Inc., ADR (A)	53,900	2,434,663
KWG Property Holding, Ltd. (B)	1,683,000	1,249,731
Lonking Holdings, Ltd.	1,274,000	415,924
Momo, Inc., ADR (A)	32,500	1,427,725
NetEase, Inc., ADR	10,519	3,274,354
PetroChina Co., Ltd., Class H	3,942,000	2,538,570
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	275,500	730,124
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,544,000	877,677
Sinopharm Group Co., Ltd., Class H	199,200	835,228
Sunny Optical Technology Group Co., Ltd.	120,000	1,428,791
Tencent Holdings, Ltd.	331,200	13,289,046
Tianneng Power International, Ltd.	524,000	415,937
West China Cement, Ltd. (A)	4,570,000	655,298

		63,309,579

Hong Kong - 3.3%
Brilliance China Automotive Holdings, Ltd.	982,000	2,486,808
China Gas Holdings, Ltd.	332,000	803,349
China Mobile, Ltd.	131,000	1,404,626
China Overseas Land & Investment, Ltd.	392,000	1,329,953

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	263,800	$ 1,188,836
Nine Dragons Paper Holdings, Ltd.	443,000	660,178

		7,873,750

Hungary - 1.2%
MOL Hungarian Oil & Gas PLC	12,877	1,114,501
OTP Bank PLC	43,444	1,617,014

		2,731,515

India - 5.4%
HDFC Bank, Ltd., ADR	36,161	3,499,662
ICICI Bank, Ltd., ADR	244,020	2,271,826
Infosys, Ltd., ADR	45,740	722,692
State Bank of India, GDR (C)	23,422	1,133,625
Tata Motors, Ltd., Series V, ADR	108,735	3,744,833
Vedanta, Ltd., ADR	71,600	1,260,160

		12,632,798

Indonesia - 1.9%
Adaro Energy Tbk PT	5,784,200	774,902
Astra International Tbk PT	2,264,800	1,355,583
Bank Central Asia Tbk PT	431,800	606,024
Telekomunikasi Indonesia Persero Tbk PT	4,807,300	1,692,152

		4,428,661

Malaysia - 4.0%
AirAsia Bhd.	641,800	484,179
CIMB Group Holdings Bhd.	1,633,800	2,499,449
Malayan Banking Bhd.	1,194,400	2,661,352
Malaysia Airports Holdings Bhd.	254,600	520,320
Petronas Chemicals Group Bhd.	1,351,300	2,193,515
Tenaga Nasional Bhd.	346,700	1,143,385

		9,502,200

Mexico - 5.1%
America Movil SAB de CV, Class L, ADR	166,800	2,949,024
Arca Continental SAB de CV	73,200	544,194
Cemex SAB de CV, ADR (A)	276,608	2,685,864
Fomento Economico Mexicano SAB de CV, ADR	15,100	1,523,288
Gruma SAB de CV, Class B	84,620	1,166,736
Grupo Financiero Banorte SAB de CV, Class O	376,500	2,495,337
Industrias Penoles SAB de CV	21,615	530,586

		11,895,029

Peru - 0.9%
Cia de Minas Buenaventura SAA, ADR	47,600	582,624
Credicorp, Ltd.	7,905	1,463,532

		2,046,156

Poland - 0.5%
KGHM Polska Miedz SA	36,525	1,242,302

Republic of Korea - 15.7%
CJ CheilJedang Corp.	1,810	598,454
Daelim Industrial Co., Ltd.	12,270	1,005,459
Hana Financial Group, Inc.	76,960	3,507,404
Hankook Tire Co., Ltd.	15,947	890,655
Hyundai Development Co.-Engineering & Construction	22,612	861,804
Industrial Bank of Korea	77,763	1,073,623
KB Financial Group, Inc.	85,901	4,559,689
Korean Air Lines Co., Ltd. (A)	22,595	718,808
KT&G Corp.	7,799	794,501

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
LG Display Co., Ltd.	51,068	$ 1,444,352
LG Electronics, Inc.	25,263	1,514,809
Lotte Chemical Corp.	1,608	530,228
POSCO, ADR	23,300	1,750,296
Samsung Electronics Co., Ltd.	5,482	11,806,103
SK Hynix, Inc.	59,691	3,520,491
SK Telecom Co., Ltd.	5,020	1,247,094
Woori Bank	57,002	972,913

		36,796,683

Republic of South Africa - 6.3%
Barclays Africa Group, Ltd. (B)	133,142	1,460,862
Bid Corp., Ltd.	94,654	2,272,055
FirstRand, Ltd.	347,368	1,366,936
Impala Platinum Holdings, Ltd. (A)	194,337	519,215
Naspers, Ltd., N Shares	27,788	6,132,706
Sanlam, Ltd.	167,354	842,564
Sappi, Ltd.	135,063	894,800
Standard Bank Group, Ltd.	97,189	1,207,455

		14,696,593

Russian Federation - 0.6%
Gazprom PJSC, ADR	377,134	1,474,594

Taiwan - 14.1%
Airtac International Group	56,000	757,596
Catcher Technology Co., Ltd.	227,000	2,608,634
CTBC Financial Holding Co., Ltd.	4,027,000	2,587,266
E Ink Holdings, Inc. (A)	717,000	766,972
FLEXium Interconnect, Inc.	338,770	1,581,910
Foxconn Technology Co., Ltd.	361,910	1,088,289
Highwealth Construction Corp. (A)	560,230	927,671
Hon Hai Precision Industry Co., Ltd.	1,662,330	6,468,639
Largan Precision Co., Ltd.	15,000	2,737,163
Merry Electronics Co., Ltd.	180,000	1,487,308
Pegatron Corp.	776,000	2,533,940
PharmaEngine, Inc.	149,504	950,631
President Chain Store Corp.	81,000	686,725
Quanta Computer, Inc.	458,000	1,086,016
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	169,200	6,084,432
Winbond Electronics Corp.	1,227,000	741,592

		33,094,784

Thailand - 1.9%
GFPT PCL	760,300	440,966
Kasikornbank PCL	136,200	810,410
PTT Global Chemical PCL	492,500	1,069,317
PTT PCL	132,900	1,549,598
Supalai PCL	876,200	626,675

		4,496,966

Turkey - 1.1%
Arcelik AS	65,473	483,697
Tekfen Holding AS	424,793	1,319,274
Turkiye Garanti Bankasi AS	236,963	709,674

		2,512,645

Total Common Stocks (Cost $181,003,412)		226,853,611

	Shares	Value
PREFERRED STOCK - 0.5%
Brazil - 0.5%
Itausa - Investimentos Itau SA
5.94%	344,000	$ 1,020,411

Total Preferred Stock (Cost $841,345)		1,020,411

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (D)	2,094,434	2,094,434

Total Securities Lending Collateral (Cost $2,094,434)		2,094,434

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.12% (D), dated 07/31/2017, to be repurchased at $5,219,552 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (D), due 11/03/2017, and with a value of $5,324,781.	$ 5,219,535	5,219,535

Total Repurchase Agreement (Cost $5,219,535)		5,219,535

Total Investments (Cost $189,158,726) (E)		235,187,991
Net Other Assets (Liabilities) - (0.4)%		(918,946)

Net Assets - 100.0%		$ 234,269,045

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	21.7%	$ 50,993,004
Internet Software & Services	11.3	26,683,820
Technology Hardware, Storage & Peripherals	8.1	19,122,982
Electronic Equipment, Instruments & Components	7.3	17,103,971
Oil, Gas & Consumable Fuels	5.2	12,125,863
Automobiles	4.6	10,814,586
Semiconductors & Semiconductor Equipment	4.4	10,346,515
Construction & Engineering	3.7	8,745,632
Metals & Mining	3.5	8,311,440
Media	2.6	6,132,706
Real Estate Management & Development	2.6	6,085,175
Wireless Telecommunication Services	2.4	5,600,744
Chemicals	2.0	4,670,737
Health Care Providers & Services	1.8	4,288,140
Household Durables	1.6	3,823,331
Construction Materials	1.4	3,341,162
Food & Staples Retailing	1.3	2,958,780
Paper & Forest Products	1.1	2,582,910
Electric Utilities	1.0	2,462,559
Internet & Direct Marketing Retail	1.0	2,434,663
Food Products	0.9	2,206,156
Beverages	0.9	2,067,482
Airlines	0.8	1,779,660
Diversified Telecommunication Services	0.7	1,692,152
Diversified Financial Services	0.6	1,366,936
Diversified Consumer Services	0.6	1,326,485
Auto Components	0.6	1,306,592
Machinery	0.5	1,173,520
Biotechnology	0.4	950,631
Insurance	0.4	842,564
Gas Utilities	0.3	803,349
Tobacco	0.3	794,501
IT Services	0.3	722,692
Road & Rail	0.3	639,479
Capital Markets	0.3	592,097
Transportation Infrastructure	0.2	520,320
Multiline Retail	0.2	460,686

Investments, at Value	96.9	227,874,022
Short-Term Investments	3.1	7,313,969

Total Investments	100.0%	$ 235,187,991

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$70,467,833	$156,385,778	$—	$226,853,611
Preferred Stock	1,020,411	—	—	1,020,411
Securities Lending Collateral	2,094,434	—	—	2,094,434
Repurchase Agreement	—	5,219,535	—	5,219,535

Total Investments	$73,582,678	$161,605,313	$—	$235,187,991

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,968,418. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the value of the Regulation S security is $1,133,625, representing 0.5% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2017.
(E)	Aggregate cost for federal income tax purposes is $189,158,726. Aggregate gross unrealized appreciation and depreciation for all securities is $48,573,425 and $2,544,160, respectively. Net unrealized appreciation for tax purposes is $46,029,265.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 23.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	1,900	$ 373,027

Air Freight & Logistics - 0.5%
FedEx Corp.	2,301	478,677

Airlines - 0.2%
Delta Air Lines, Inc.	4,649	229,475

Automobiles - 1.1%
Suzuki Motor Corp.	21,500	1,019,956

Banks - 1.2%
KeyCorp	60,309	1,087,974

Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (A)	4,931	432,597
Clovis Oncology, Inc. (A)	1,555	131,879
Immunomedics, Inc. (A) (B)	27,116	232,113

		796,589

Chemicals - 0.3%
OCI NV (A)	12,000	257,334

Communications Equipment - 1.2%
Ciena Corp. (A)	11,696	301,172
CommScope Holding Co., Inc. (A)	7,642	281,073
Finisar Corp. (A)	18,800	511,736

		1,093,981

Construction & Engineering - 1.3%
Vinci SA	14,005	1,255,703

Construction Materials - 0.3%
Cemex SAB de CV, ADR (A)	29,640	287,804

Consumer Finance - 0.7%
Discover Financial Services	7,500	457,050
Synchrony Financial	7,500	227,400

		684,450

Health Care Equipment & Supplies - 0.3%
Danaher Corp.	3,750	305,587

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	10,054	1,928,458

Internet Software & Services - 0.8%
Alphabet, Inc., Class A (A)	800	756,400

Machinery - 2.2%
Nabtesco Corp.	25,000	812,962
SMC Corp.	2,200	700,639
THK Co., Ltd.	18,700	572,475

		2,086,076

Media - 2.2%
CBS Corp., Class B	10,125	666,529
Charter Communications, Inc., Class A (A)	780	305,690
DISH Network Corp., Class A (A)	6,750	432,202
Nexstar Media Group, Inc., Class A	8,250	539,550
TEGNA, Inc.	4,950	73,409

		2,017,380

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.9%
Johnson & Johnson	7,600	$ 1,008,672
Teva Pharmaceutical Industries, Ltd., ADR	22,500	723,825

		1,732,497

Road & Rail - 0.4%
Union Pacific Corp.	3,770	388,159

Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc. (A)	27,148	763,402

Software - 2.2%
Citrix Systems, Inc. (A)	9,144	722,193
FireEye, Inc. (A) (B)	24,000	351,120
Oracle Corp.	18,750	936,188

		2,009,501

Specialty Retail - 2.2%
Fnac Darty SA (A)	3,890	368,399
Home Depot, Inc.	11,300	1,690,480

		2,058,879

Trading Companies & Distributors - 0.4%
Air Lease Corp., Class A	8,752	346,404

Wireless Telecommunication Services - 0.1%
VEON Ltd., ADR	20,000	81,800

Total Common Stocks (Cost $21,867,758)		22,039,513

CONVERTIBLE PREFERRED STOCKS - 6.4%
Electronic Equipment, Instruments & Components - 0.9%
Belden, Inc.
6.75%	8,429	842,731

Equity Real Estate Investment Trusts - 2.1%
Crown Castle International Corp.
6.88% (B)	1,829	1,949,824

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.
6.13%	33,750	1,886,288

Machinery - 1.4%
Stanley Black & Decker, Inc.
5.38% (B)	12,322	1,322,520

Total Convertible Preferred Stocks (Cost $5,823,905)		6,001,363

	Principal	Value
CONVERTIBLE BONDS - 47.2%
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/2022 (B)	$ 1,047,000	1,162,824

Auto Components - 0.9%
Horizon Global Corp.
2.75%, 07/01/2022	921,000	878,404

Automobiles - 0.9%
Tesla, Inc.
0.25%, 03/01/2019	762,000	828,199

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Commercial Services & Supplies - 0.8%
Team, Inc.
5.00%, 08/01/2023 (C)	$ 762,000	$ 756,285

Communications Equipment - 2.4%
Finisar Corp.
0.50%, 12/15/2036 (C) (D)	2,235,000	2,228,016

Consumer Finance - 2.3%
PRA Group, Inc.
3.50%, 06/01/2023 (C) (D)	1,950,000	2,114,531

Diversified Telecommunication Services - 3.3%
Inmarsat PLC
3.88%, 09/09/2023 (D) (E)	2,600,000	3,039,400

Health Care Equipment & Supplies - 4.5%
DexCom, Inc.
0.75%, 05/15/2022 (C)	1,240,000	1,222,950
Insulet Corp.
1.25%, 09/15/2021 (C)	1,937,000	2,107,698
Nevro Corp.
1.75%, 06/01/2021	750,000	866,719

		4,197,367

Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/2020	1,125,000	1,129,219

Internet & Catalog Retail - 2.8%
Ctrip.com International, Ltd.
1.25%, 09/15/2022 (C) (D)	2,297,000	2,591,303

Internet Software & Services - 6.4%
Altaba, Inc.
Zero Coupon, 12/01/2018 (D)	3,801,000	4,485,180
Carbonite Inc.
2.50%, 04/01/2022 (C)	1,255,000	1,457,369

		5,942,549

Media - 1.4%
DISH Network Corp.
2.38%, 03/15/2024 (C) (D)	1,242,000	1,325,835

Metals & Mining - 0.5%
Pretium Resources, Inc.
2.25%, 03/15/2022 (C)	469,000	446,722

Pharmaceuticals - 3.7%
Horizon Pharma Investment, Ltd.
2.50%, 03/15/2022	1,550,000	1,348,500
Jazz Investments I, Ltd.
1.88%, 08/15/2021 (B) (D)	1,916,000	2,090,835

		3,439,335

Semiconductors & Semiconductor Equipment - 10.3%
Cypress Semiconductor Corp.
4.50%, 01/15/2022 (D)	1,198,000	1,508,731
Inphi Corp.
0.75%, 09/01/2021 (C)	750,000	756,563
Microchip Technology, Inc.
1.63%, 02/15/2027 (C) (D)	1,326,000	1,468,545
Silicon Laboratories, Inc.
1.38%, 03/01/2022 (C)	1,084,000	1,168,010
Synaptics, Inc.
0.50%, 06/15/2022 (C)	1,703,000	1,747,704

	Principal	Value
CONVERTIBLE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.
1.25%, 12/15/2023 (C)	$ 1,500,000	$ 1,896,562
Veeco Instruments, Inc.
2.70%, 01/15/2023	1,032,000	1,105,530

		9,651,645

Software - 3.0%
BroadSoft, Inc.
1.00%, 09/01/2022 (D)	1,500,000	1,902,187
Nuance Communications, Inc.
1.25%, 04/01/2025 (C) (D)	903,000	909,773

		2,811,960

Thrifts & Mortgage Finance - 1.6%
LendingTree, Inc.
0.63%, 06/01/2022 (C) (D)	1,164,000	1,463,002

Total Convertible Bonds (Cost $41,629,944)		44,006,596

CORPORATE DEBT SECURITIES - 16.6%
Aerospace & Defense - 0.9%
Bombardier, Inc.
8.75%, 12/01/2021 (C)	750,000	851,250

Airlines - 0.8%
Air France-KLM
6.25% (F), 10/01/2020 (B) (E) (G)	EUR 600,000	772,103

Commercial Services & Supplies - 1.0%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (C)	$ 1,042,000	922,170

Diversified Financial Services - 2.5%
Haitong International Securities Group, Ltd.
Zero Coupon, 10/25/2021 (E)	HKD 18,000,000	2,341,373

Energy Equipment & Services - 1.2%
SESI LLC
7.13%, 12/15/2021	$ 1,131,000	1,138,069

Food & Staples Retailing - 0.8%
Cumberland Farms, Inc.
6.75%, 05/01/2025 (C)	700,000	747,250

Health Care Equipment & Supplies - 0.8%
Greatbatch, Ltd.
9.13%, 11/01/2023 (C)	700,000	767,991

Hotels, Restaurants & Leisure - 2.9%
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (C) (D)	1,406,000	1,513,207
Viking Cruises, Ltd.
8.50%, 10/15/2022 (C)	1,111,000	1,166,550

		2,679,757

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	385,000	413,723

Metals & Mining - 0.4%
FMG Resources, Ltd.
4.75%, 05/15/2022 (C)	375,000	385,313

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
7.00%, 07/01/2024	$ 1,256,000	$ 1,347,060

Software - 0.8%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (C)	750,000	780,938

Wireless Telecommunication Services - 2.5%
Sprint Corp.
7.88%, 09/15/2023 (D)	2,020,000	2,292,700

Total Corporate Debt Securities (Cost $14,706,596)		15,439,697

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.2% (H) (I)
Call - Allegheny Technologies, Inc.
Exercise Price $20
Expiration Date 08/18/2017	312	9,360
Call - Kimco Realty Corp.
Exercise Price $20
Expiration Date 09/15/2017	263	21,040
Call - Petroleo Brasileiro SA
Exercise Price $9
Expiration Date 08/04/2017	750	4,500
Call - SPDR S&P Metals and Mining ETF
Exercise Price $33
Expiration Date 08/04/2017	600	1,800
Call - Verint Systems, Inc.
Exercise Price $40
Expiration Date 08/18/2017	375	27,187
Call - Whiting Petroleum Corp.
Exercise Price $5
Expiration Date 08/04/2017	375	12,375
Put - Alphabet, Inc.
Exercise Price $928
Expiration Date 08/04/2017	8	1,952
Put - BioMarin Pharmaceutical, Inc.
Exercise Price $75
Expiration Date 08/18/2017	76	2,052
Put - Cemex SAB de CV
Exercise Price $10
Expiration Date 08/18/2017	228	10,944
Put - Ciena Corp.
Exercise Price $26
Expiration Date 08/04/2017	117	2,691
Put - Clovis Oncology, Inc.
Exercise Price $70
Expiration Date 08/18/2017	16	1,040
Put - Commscope Holding Co., Inc.
Exercise Price $34
Expiration Date 08/18/2017	153	8,033
Put - Depomed, Inc.
Exercise Price $10
Expiration Date 08/18/2017	154	7,700
Put - Discover Financial Services
Exercise Price $61
Expiration Date 08/04/2017	75	2,250
Put - FireEye, Inc.
Exercise Price $13
Expiration Date 08/11/2017	210	4,200
Put - General Dynamics Corp.
Exercise Price $190
Expiration Date 08/18/2017	19	1,064

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued) (H) (I)
Put - KeyCorp
Exercise Price $18
Expiration Date 08/04/2017	600	$ 2,400
Put - Micron Technology, Inc.
Exercise Price $29
Expiration Date 08/04/2017	156	12,168
Put - Oracle Corp.
Exercise Price $50
Expiration Date 08/04/2017	188	2,632
Put - PowerShares QQQ Trust Series 1
Exercise Price $143
Expiration Date 08/04/2017	240	14,160
Put - SPDR S&P 500 ETF Trust
Exercise Price $246
Expiration Date 08/02/2017	618	12,360
Put - Sprint Corp.
Exercise Price $7
Expiration Date 08/04/2017	375	2,625
Put - Sprint Corp.
Exercise Price $8
Expiration Date 08/04/2017	375	13,875
Put - Teradyne, Inc.
Exercise Price $35
Expiration Date 08/18/2017	128	12,160
Put - Teva Pharmaceutical Industries
Exercise Price $31
Expiration Date 08/11/2017	150	6,600

Total Exchange-Traded Options Purchased (Cost $302,703)		197,168

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (J)	5,651,112	5,651,112

Total Securities Lending Collateral (Cost $5,651,112)		5,651,112

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.12% (J), dated 07/31/2017, to be repurchased at $1,752,235 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.08% (J), due 10/20/2017, and with a value of $1,790,719.	$ 1,752,229	1,752,229

Total Repurchase Agreement (Cost $1,752,229)		1,752,229

Total Investments (Cost $91,734,247) (K)		95,087,678

	Shares	Value
SECURITIES SOLD SHORT - (16.4)% (H) (I)
COMMON STOCKS - (12.3)%
Auto Components - (0.1)%
Horizon Global Corp.	(9,304)	(129,698)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (H) (I)
COMMON STOCKS (continued)
Automobiles - (0.1)%
Tesla, Inc.	(375)	$ (121,301)

Commercial Services & Supplies - (0.2)%
Team, Inc.	(10,600)	(152,110)

Consumer Finance - (0.5)%
PRA Group, Inc.	(11,700)	(458,640)

Diversified Telecommunication Services - (1.1)%
Inmarsat PLC	(98,672)	(996,587)

Electronic Equipment, Instruments & Components - (0.2)%
Belden, Inc.	(2,800)	(201,432)

Equity Real Estate Investment Trusts - (0.6)%
Kimco Realty Corp.	(26,250)	(529,725)

Health Care Equipment & Supplies - (1.3)%
DexCom, Inc.	(3,754)	(250,054)
Insulet Corp.	(15,600)	(784,836)
Nevro Corp.	(2,550)	(219,453)

		(1,254,343)

Internet & Direct Marketing Retail - (0.3)%
Ctrip.com International, Ltd., ADR	(4,680)	(279,536)

Internet Software & Services - (2.6)%
Altaba, Inc.	(38,596)	(2,254,006)
Carbonite, Inc.	(7,339)	(173,201)

		(2,427,207)

Machinery - (0.7)%
Stanley Black & Decker, Inc.	(4,325)	(608,484)

Metals & Mining - (0.2)%
Allegheny Technologies, Inc.	(9,600)	(181,824)

Pharmaceuticals - (0.3)%
Horizon Pharma PLC	(3,750)	(44,925)
Jazz Pharmaceuticals PLC	(1,715)	(263,441)

		(308,366)

Semiconductors & Semiconductor Equipment - (2.1)%
Cypress Semiconductor Corp.	(10,868)	(154,326)
Inphi Corp.	(1,875)	(72,000)
Microchip Technology, Inc.	(6,592)	(527,624)
Silicon Laboratories, Inc.	(2,262)	(169,876)
Synaptics, Inc.	(5,223)	(274,782)
Teradyne, Inc.	(19,500)	(674,505)
Veeco Instruments, Inc.	(3,750)	(115,500)

		(1,988,613)

Software - (1.0)%
BroadSoft, Inc.	(13,875)	(611,194)
Nuance Communications, Inc.	(7,266)	(125,702)
Verint Systems, Inc.	(5,250)	(208,162)

		(945,058)

Thrifts & Mortgage Finance - (1.0)%
LendingTree, Inc.	(4,125)	(909,975)

Total Common Stocks (Proceeds $11,081,605)		(11,492,899)

	Shares	Value
EXCHANGE-TRADED FUND - (4.1)%
Capital Markets - (4.1)%
PowerShares QQQ Trust Series 1	(26,500)	$ (3,795,595)

Total Exchange-Traded Fund (Proceeds $3,793,851)		(3,795,595)

Total Securities Sold Short (Proceeds $14,875,456)		(15,288,494)

Net Other Assets (Liabilities) - 14.4%		13,428,590

Net Assets - 100.0%		$ 93,227,774

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (L) (M)

Total Return Swap Agreements (N)

Reference Entity	Counterparty	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Pay	03/13/2018	3,601,736	$47,661	$168,664	$(121,003)
Twitter, Inc., 1.00%, 09/15/2021	CITI	Pay	03/08/2018	3,685,333	(16,808)	133,206	(150,014)

Total					$30,853	$301,870	$(271,017)

FUTURES CONTRACTS: (O)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(41)	09/29/2017	$1,281	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/31/2017	JPY	89,000,000	USD	806,256	$2,195	$—
SSB	08/31/2017	USD	2,696,570	EUR	2,300,000	—	(30,955)
SSB	08/31/2017	USD	2,344,318	HKD	18,292,000	257	—
SSB	08/31/2017	USD	3,883,226	JPY	432,000,000	—	(40,939)

Total						$2,452	$(71,894)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$17,052,045	$4,987,468	$—	$22,039,513
Convertible Preferred Stocks	6,001,363	—	—	6,001,363
Convertible Bonds	—	44,006,596	—	44,006,596
Corporate Debt Securities	—	15,439,697	—	15,439,697
Exchange-Traded Options Purchased	197,168	—	—	197,168
Securities Lending Collateral	5,651,112	—	—	5,651,112
Repurchase Agreement	—	1,752,229	—	1,752,229

Total Investments	$28,901,688	$66,185,990	$—	$95,087,678

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$47,661	$—	$47,661
Futures Contracts (Q)	1,281	—	—	1,281
Forward Foreign Currency Contracts (Q)	—	2,452	—	2,452

Total Other Financial Instruments	$1,281	$50,113	$—	$51,394

LIABILITIES
Securities Sold Short
Common Stocks	$(11,492,899)	$—	$—	$(11,492,899)
Exchange-Traded Fund	(3,795,595)	—	—	(3,795,595)

Total Securities Sold Short	$(15,288,494)	$—	$—	$(15,288,494)

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(16,808)	$—	$(16,808)
Forward Foreign Currency Contracts (Q)	—	(71,894)	—	(71,894)

Total Other Financial Instruments	$—	$(88,702)	$—	$(88,702)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,535,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $30,795,537, representing 33.0% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of all securities segregated as collateral for open exchange-traded options and securities sold short transactions is $17,653,830.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $6,152,876, representing 6.6% of the Fund’s net assets.
(F)	Floating or variable rate security. The rate disclosed is as of July 31, 2017.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Cash deposit due to broker in the amount of $292,432 has been segregated as collateral for open exchange-traded options and securities sold short transactions.
(I)	Cash on deposit with broker in the amount of $4,856,876 has been segregated as collateral for open exchange-traded options and securities sold short transactions.
(J)	Rates disclosed reflect the yields at July 31, 2017.
(K)	Aggregate cost for federal income tax purposes is $91,734,247. Aggregate gross unrealized appreciation and depreciation for all securities is $4,076,185 and $722,754, respectively. Net unrealized appreciation for tax purposes is $3,353,431.
(L)	Cash on deposit with broker in the amount of $153,299 has been segregated as collateral for open over-the-counter swap agreements.
(M)	Cash on deposit with custodian in the amount of $3,000,000, has been segregated as collateral for open over-the-counter swap agreements.
(N)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(O)	Cash on deposit with broker in the amount of $81,549 has been segregated as collateral to cover margin requirements for open futures contracts.
(P)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.9%
Apidos CLO XIX
Series 2014-19A, Class CR,
3.50% (A), 10/17/2026 (B)	$ 1,000,000	$ 999,989
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (B)	527,855	530,835
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (B)	2,501,289	2,473,630
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.92% (A), 12/05/2024 (B)	1,980,000	1,981,931
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (A), 05/25/2032	223,254	223,287
Series 2006-6, Class 2A3,
1.51% (A), 09/25/2036	1,362,028	1,346,521
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (B)	109,045	108,388
Series 2013-2, Class A,
2.27%, 05/20/2026 (B)	381,683	379,834
Series 2014-1, Class A,
2.54%, 05/20/2027 (B)	203,698	201,838
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3.16% (A), 03/08/2029 (B)	530,000	530,935
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class CT1,
3.61%, 10/15/2048 (B)	605,000	601,552
GSAA Trust
Series 2006-1, Class A3,
1.56% (A), 01/25/2036	2,013,369	1,431,203
GSAMP Trust
Series 2006-HE1, Class A2D,
1.54% (A), 01/25/2036	881,449	877,903
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (B)	112,410	112,111
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (B)	2,098,561	2,218,101
Lehman XS Trust
Series 2005-8, Class 1A3,
1.58% (A), 12/25/2035	1,996,814	1,367,137
Marine Park CLO, Ltd.
Series 2012-1A, Class BR,
3.78% (A), 05/18/2023 (B)	3,085,000	3,089,714
New Residential Advanced Receivables Trust
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (B)	425,000	425,556
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	650,000	651,364
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (B)	900,000	906,381
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (B)	1,622,000	1,633,349
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (B)	2,900,000	2,852,478

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.83% (A), 04/17/2027 (B)	$ 725,000	$ 725,046
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (B)	1,000,000	983,920
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (B)	1,600,000	1,549,904
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (B)	621,665	618,604
Series 2016-A, Class A,
2.61%, 03/08/2029 (B)	1,468,981	1,470,273
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4,
1.55% (A), 02/25/2036	207,931	207,349
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (A), 10/15/2044 (B)	3,245,000	3,263,454
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (B)	101,337	101,211
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (B)	1,803,399	1,828,834
Soundview Home Loan Trust
Series 2006-3, Class A3,
1.39% (A), 11/25/2036	2,214,195	2,072,212
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (B)	1,300,000	1,332,433
Series 2014-3A, Class A,
5.74%, 03/20/2042 (B)	4,048,945	4,243,938
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	1,355,680	1,363,927
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class CT1,
3.32%, 11/16/2048 (B)	1,450,000	1,443,610
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (B)	3,791,856	3,840,714
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (B)	631,212	672,740
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class CR,
3.55% (A), 04/18/2026 (B)	2,000,000	2,000,634
TICP CLO, Ltd.
Series 2014-3A, Class B1R,
2.91% (A), 01/20/2027 (B)	1,250,000	1,250,133
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	1,400,679	1,413,496
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1.66% (A), 03/25/2037 (B)	178,757	177,083
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (B)	1,554,198	1,550,818
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (B)	315,870	316,540

Total Asset-Backed Securities (Cost $54,949,434)		57,370,910

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 58.0%
Aerospace & Defense - 0.6%
Bombardier, Inc.
4.75%, 04/15/2019 (B)	$ 1,360,000	$ 1,388,900
7.50%, 03/15/2025 (B)	720,000	762,300
Embraer Netherlands Finance BV
5.40%, 02/01/2027	690,000	726,570

		2,877,770

Airlines - 2.2%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	654,223	736,001
American Airlines Pass-Through Trust
4.00%, 01/15/2027	2,891,761	3,007,431
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	289,789	304,278
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,803,359	1,893,527
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	869,741	958,559
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,886,970	1,943,579
US Airways Pass-Through Trust
3.95%, 05/15/2027	354,442	370,392
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (B)	558,780	581,131

		9,794,898

Automobiles - 0.5%
Ford Motor Co.
4.35%, 12/08/2026	1,281,000	1,324,728
General Motors Co.
4.88%, 10/02/2023	1,029,000	1,112,074

		2,436,802

Banks - 10.7%
Bank of America Corp.
4.10%, 07/24/2023	745,000	792,956
5.88%, 02/07/2042, MTN	567,000	718,869
6.30% (A), 03/10/2026 (C)	505,000	571,281
Bank One Capital III
8.75%, 09/01/2030	195,000	289,088
Bank One Corp.
8.00%, 04/29/2027	825,000	1,100,779
Barclays Bank PLC
10.18%, 06/12/2021 (B)	2,707,000	3,394,586
BBVA Bancomer SA
6.50%, 03/10/2021 (B)	3,600,000	3,969,000
BNP Paribas SA
6.75% (A), 03/14/2022 (B) (C) (D)	385,000	418,688
Citigroup, Inc.
2.63% (A), 09/01/2023	1,110,000	1,134,187
5.95% (A), 01/30/2023 (C) (D)	3,085,000	3,339,513
Commerzbank AG
8.13%, 09/19/2023 (B)	2,435,000	2,956,772
Cooperatieve Rabobank UA
11.00% (A), 06/30/2019 (B) (C)	2,850,000	3,299,160
Discover Bank
3.45%, 07/27/2026	1,420,000	1,394,632
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,355,721
HSBC Holdings PLC
6.38% (A), 09/17/2024 (C)	2,805,000	2,994,338
ING Bank NV
5.80%, 09/25/2023 (B)	2,240,000	2,543,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	$ 595,000	$ 607,079
KeyBank NA
3.40%, 05/20/2026, MTN	460,000	456,084
Lloyds Bank PLC
6.50%, 09/14/2020, MTN (B)	1,955,000	2,170,683
Macquarie Bank, Ltd.
6.63%, 04/07/2021 (B)	1,000,000	1,131,056
Regions Bank
7.50%, 05/15/2018	2,530,000	2,641,877
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	3,175,000	3,536,940
Santander Holdings USA, Inc.
3.70%, 03/28/2022 (B)	1,784,000	1,811,625
Toronto-Dominion Bank
3.63% (A), 09/15/2031	1,115,000	1,106,805
Wells Fargo & Co.
7.98% (A), 03/15/2018 (C)	3,205,000	3,321,181
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	584,199

		47,640,930

Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	2,691,000	2,783,355
Constellation Brands, Inc.
3.70%, 12/06/2026	374,000	384,163
Cott Holdings, Inc.
5.50%, 04/01/2025 (B)	1,410,000	1,482,262
Molson Coors Brewing Co.
4.20%, 07/15/2046	940,000	928,765
Pernod Ricard SA
5.75%, 04/07/2021 (B)	1,323,000	1,478,617

		7,057,162

Biotechnology - 0.9%
AbbVie, Inc.
3.20%, 05/14/2026	1,517,000	1,516,320
Biogen, Inc.
4.05%, 09/15/2025	807,000	863,595
Celgene Corp.
3.88%, 08/15/2025	1,294,000	1,370,915
Gilead Sciences, Inc.
2.95%, 03/01/2027 (D)	232,000	229,114

		3,979,944

Building Products - 0.7%
Builders FirstSource, Inc.
10.75%, 08/15/2023 (B)	728,000	839,020
Owens Corning
4.20%, 12/15/2022	2,154,000	2,287,427

		3,126,447

Capital Markets - 3.5%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	1,180,000	1,297,934
Deutsche Bank AG
2.48% (A), 08/20/2020	945,000	956,096
Goldman Sachs Group, Inc.
5.70% (A), 05/10/2019 (C)	1,665,000	1,739,059
Morgan Stanley
5.45% (A), 07/15/2019 (C)	1,425,000	1,474,875
5.75%, 01/25/2021	1,250,000	1,386,635
Oaktree Capital Management, LP
6.75%, 12/02/2019 (B)	2,335,000	2,563,118

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Prospect Capital Corp.
5.88%, 03/15/2023 (D)	$ 3,430,000	$ 3,578,536
UBS AG
7.63%, 08/17/2022	1,105,000	1,314,950
UBS Group AG
7.13% (A), 08/10/2021 (C) (E)	1,055,000	1,155,225

		15,466,428

Chemicals - 0.3%
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	1,160,000	1,169,880

Commercial Services & Supplies - 0.4%
Steelcase, Inc.
6.38%, 02/15/2021 (D)	1,480,000	1,636,627

Construction & Engineering - 0.6%
Beazer Homes USA, Inc.
8.75%, 03/15/2022	650,000	725,445
SBA Tower Trust
2.88%, 07/10/2046 (B)	1,005,000	1,000,920
3.17%, 04/09/2047 (B)	880,000	885,671

		2,612,036

Construction Materials - 0.6%
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (B)	1,867,000	1,849,235
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	709,000	753,612

		2,602,847

Consumer Finance - 2.3%
Ally Financial, Inc.
3.50%, 01/27/2019	650,000	659,750
8.00%, 03/15/2020	500,000	567,500
BMW US Capital LLC
2.80%, 04/11/2026 (B)	1,180,000	1,153,192
Capital One Financial Corp.
2.50%, 05/12/2020	1,611,000	1,625,388
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,712,314
Springleaf Finance Corp.
8.25%, 12/15/2020	3,980,000	4,467,550

		10,185,694

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (B)	485,000	498,338
6.00%, 02/15/2025 (B)	335,000	356,775
Coveris Holdings SA
7.88%, 11/01/2019 (B)	420,000	415,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,970,000	3,036,825

		4,307,738

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	822,000	872,486

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust I
4.34% (A), 12/21/2065 (B)	$ 1,520,000	$ 1,450,688
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,543,912

		3,867,086

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.40%, 05/15/2025	1,945,000	1,916,033
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,490,606
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	880,206
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,855,000	3,276,113

		7,562,958

Electric Utilities - 0.4%
EDP Finance BV
3.63%, 07/15/2024 (B)	1,800,000	1,801,764

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,705,000	1,745,664

Energy Equipment & Services - 0.7%
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,061,000	644,027
NuStar Logistics, LP
8.15%, 04/15/2018	1,921,000	2,005,524
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	50,000	55,364
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (B)	510,000	520,603

		3,225,518

Equity Real Estate Investment Trusts - 2.3%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	997,000	983,283
EPR Properties
7.75%, 07/15/2020	1,850,000	2,108,423
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,210,579
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,778,405
Kilroy Realty, LP
6.63%, 06/01/2020	1,796,000	1,991,567
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,250,000	1,305,096

		10,377,353

Food & Staples Retailing - 0.7%
CVS Health Corp.
2.13%, 06/01/2021	387,000	384,574
Kroger Co.
2.80%, 08/01/2022	466,000	469,339
Sysco Corp.
3.25%, 07/15/2027	682,000	681,310
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,529,000	1,584,315

		3,119,538

Food Products - 0.5%
Conagra Brands, Inc.
3.20%, 01/25/2023	574,000	579,808

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (B)	$ 405,000	$ 436,033
Smithfield Foods, Inc.
2.70%, 01/31/2020 (B)	900,000	905,538
Tyson Foods, Inc.
3.95%, 08/15/2024	490,000	519,698

		2,441,077

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
3.75%, 11/30/2026	1,224,000	1,262,943
Becton Dickinson and Co.
3.70%, 06/06/2027	1,538,000	1,559,755
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (D)	2,135,000	2,145,675
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (B)	200,000	199,500
Medtronic, Inc.
4.63%, 03/15/2045	864,000	979,681
Stryker Corp.
4.63%, 03/15/2046	619,000	684,169

		6,831,723

Health Care Providers & Services - 1.1%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (D)	1,200,000	1,029,000
7.13%, 07/15/2020 (D)	1,700,000	1,638,375
Express Scripts Holding Co.
4.50%, 02/25/2026	612,000	654,143
Owens & Minor, Inc.
3.88%, 09/15/2021	1,610,000	1,639,033

		4,960,551

Hotels, Restaurants & Leisure - 0.8%
International Game Technology PLC
6.50%, 02/15/2025 (B)	1,542,000	1,701,983
Scientific Games International, Inc.
7.00%, 01/01/2022 (B)	1,694,000	1,804,110

		3,506,093

Household Durables - 0.8%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,214,000	1,293,772
Meritage Homes Corp.
4.50%, 03/01/2018	1,675,000	1,687,562
Newell Brands, Inc.
4.20%, 04/01/2026	451,000	482,473

		3,463,807

Independent Power & Renewable Electricity Producers - 0.9%
Dynegy, Inc.
7.63%, 11/01/2024	1,495,000	1,474,444
NRG Energy, Inc.
7.25%, 05/15/2026	320,000	338,400
7.88%, 05/15/2021 (D)	2,120,000	2,183,600

		3,996,444

Industrial Conglomerates - 0.7%
General Electric Co.
5.00% (A), 01/21/2021 (C)	2,839,000	2,993,129

Insurance - 3.2%
American Financial Group, Inc.
9.88%, 06/15/2019	1,325,000	1,510,338

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Chubb Corp.
3.55% (A), 03/29/2067	$ 2,742,000	$ 2,733,431
CNA Financial Corp.
5.88%, 08/15/2020	2,780,000	3,078,316
Enstar Group, Ltd.
4.50%, 03/10/2022	328,000	339,679
Lincoln National Corp.
8.75%, 07/01/2019	192,000	215,932
Oil Insurance, Ltd.
4.28% (A), 08/31/2017 (B) (C)	1,920,000	1,737,600
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	580,000	600,817
Reinsurance Group of America, Inc.
3.91% (A), 12/15/2065	1,875,000	1,800,000
Sompo Japan Nipponkoa Insurance, Inc.
5.33% (A), 03/28/2073 (B)	2,190,000	2,376,150

		14,392,263

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018	660,000	668,527

Media - 2.2%
Cablevision Systems Corp.
7.75%, 04/15/2018	2,375,000	2,458,125
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	3,760,000	3,786,925
CSC Holdings LLC
10.13%, 01/15/2023 (B)	1,050,000	1,221,938
Univision Communications, Inc.
6.75%, 09/15/2022 (B)	2,000,000	2,077,500

		9,544,488

Metals & Mining - 0.2%
Anglo American Capital PLC
4.75%, 04/10/2027 (B)	635,000	676,275

Multi-Utilities - 0.8%
Black Hills Corp.
4.25%, 11/30/2023	730,000	781,494
5.88%, 07/15/2020	700,000	765,872
Dominion Energy, Inc.
2.58%, 07/01/2020	1,383,000	1,396,014
2.96% (F), 07/01/2019	805,000	819,410

		3,762,790

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	1,823,000	2,045,778
CITGO Holding, Inc.
10.75%, 02/15/2020 (B)	1,249,000	1,314,572
CITGO Petroleum Corp.
6.25%, 08/15/2022 (B)	1,085,000	1,103,987
Energy Transfer, LP
2.50%, 06/15/2018	980,000	985,371
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,000,000	1,052,773
5.05%, 04/01/2045	1,095,000	1,044,337
Exxon Mobil Corp.
3.04%, 03/01/2026 (D)	1,160,000	1,183,014
Lukoil International Finance BV
3.42%, 04/24/2018 (B)	1,175,000	1,182,637
ONEOK Partners, LP
4.90%, 03/15/2025 (D)	2,825,000	3,040,011
Petrobras Global Finance BV
3.00%, 01/15/2019 (D)	1,630,000	1,627,555

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV (continued)
6.13%, 01/17/2022	$ 425,000	$ 446,633
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (B)	1,209,000	1,294,247
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (B)	1,445,000	1,564,212
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,685,000	1,711,507
YPF SA
8.50%, 07/28/2025 (B) (D)	2,242,000	2,489,293

		22,085,927

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (B)	675,000	702,000

Pharmaceuticals - 0.8%
Actavis, Inc.
3.25%, 10/01/2022	958,000	986,603
Allergan Funding SCS
3.80%, 03/15/2025	645,000	670,497
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	405,000	419,393
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	908,000	896,648
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (B)	689,000	592,540

		3,565,681

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (B)	1,351,000	1,430,371

Road & Rail - 1.1%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (B)	792,000	794,169
7.13%, 10/15/2020 (B)	3,610,000	4,107,848

		4,902,017

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,204,000	1,277,151
QUALCOMM, Inc.
3.25%, 05/20/2027	1,561,000	1,572,099

		2,849,250

Specialty Retail - 0.1%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (B)	810,000	411,075

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
2.85%, 02/23/2023	1,667,000	1,709,302
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	1,520,000	1,693,021
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,493,000	1,545,006
Western Digital Corp.
7.38%, 04/01/2023 (B)	2,240,000	2,458,400

		7,405,729

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.4%
Reynolds American, Inc.
7.25%, 06/15/2037	$ 340,000	$ 462,576
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,020,000	1,136,085

		1,598,661

Trading Companies & Distributors - 0.3%
International Lease Finance Corp.
8.25%, 12/15/2020	1,257,000	1,485,329

Wireless Telecommunication Services - 1.6%
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	680,000	695,055
4.88%, 08/15/2040 (B)	1,915,000	2,041,231
6.11%, 01/15/2040 (B)	2,892,000	3,112,176
Sprint Communications, Inc.
9.00%, 11/15/2018 (B)	1,151,000	1,245,958

		7,094,420

Total Corporate Debt Securities (Cost $246,680,337)		257,362,711

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Argentina - 0.5%
Argentina Republic Government International Bond
7.50%, 04/22/2026 (D)	2,076,000	2,234,814

Dominican Republic - 0.5%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	1,122,000	1,180,905
5.95%, 01/25/2027 (B)	1,122,000	1,199,092

		2,379,997

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (B)	780,000	841,707

Mexico - 0.1%
Mexico Bonos
Series M,
8.50%, 12/13/2018	MXN 5,328,600	305,367

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021(B)	$ 360,000	354,470

Total Foreign Government Obligations (Cost $5,930,029)		6,116,355

LOAN ASSIGNMENTS - 1.5%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
4.98% (A), 11/14/2022	2,395,408	2,392,414

Containers & Packaging - 0.6%
Coveris Holdings SA
Term Loan B,
5.55% (A), 06/29/2022	2,573,333	2,570,117

Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B4,
3.98% (A), 08/25/2021	313,170	312,605

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Albertsons LLC (continued)
Term Loan B6,
4.25% (A), 06/22/2023	$ 918,545	$ 918,177

		1,230,782

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.
Term Loan,
8.69% (A), 08/23/2021	411,765	442,004

Total Loan Assignments (Cost $6,588,313)		6,635,317

MORTGAGE-BACKED SECURITIES - 12.5%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (B)	252,888	255,065
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	151,447	152,033
Series 2005-14, Class 2A1,
1.44% (A), 05/25/2035	1,051,209	872,030
Series 2005-14, Class 4A1,
1.45% (A), 05/25/2035	2,111,970	1,757,296
Series 2006-OC1, Class 2A3A,
1.55% (A), 03/25/2036	2,191,481	1,884,676
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1.36% (A), 03/25/2047	789,790	726,692
Banc of America Funding Trust
Series 2007-3, Class TA2,
1.41% (A), 04/25/2037	486,296	353,396
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (A), 06/05/2030 (B)	2,345,000	2,283,581
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (A), 05/26/2037 (B)	90,582	91,373
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.69% (A), 07/05/2033 (B)	2,000,000	2,035,590
BX Trust
Series 2017-SLCT, Class C,
2.65% (A), 07/15/2034 (B) (G)	4,310,000	4,310,200
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (B)	2,200,000	2,230,052
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
2.95% (A), 07/15/2022 (B)	2,200,000	2,199,976
Chicago Skyscraper Trust
Series 2017-SKY, Class C,
2.48% (A), 02/15/2030 (B)	1,000,000	1,002,187
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1.50% (A), 04/25/2035	343,392	326,643
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	201,015	209,149
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	408,334	416,639
CLNS Trust
Series 2017-IKPR, Class C,
2.33% (A), 06/11/2032 (B)	1,725,000	1,732,028
COMM Mortgage Trust
Series 2014-PAT, Class D,
3.14% (A), 08/13/2027 (B)	2,755,000	2,759,526

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (B)	$ 1,175,000	$ 1,133,428
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class C,
3.88% (A), 11/15/2033 (B)	1,700,000	1,715,954
CSMC Trust
Series 2014-11R, Class 17A1,
1.38% (A), 12/27/2036 (B)	1,288,298	1,214,129
Series 2015-DEAL, Class D,
4.33% (A), 04/15/2029 (B)	1,000,000	1,004,378
Series 2017-HD. Class C,
2.93% (A), 02/15/2031 (B)	725,000	728,176
GP Portfolio Trust
Series 2014-GPP, Class D,
4.16% (A), 02/15/2027 (B)	650,000	652,009
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (A), 04/10/2031 (B)	2,000,000	1,997,523
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1.36% (A), 05/25/2037	279,579	172,611
Impac CMB Trust
Series 2007-A, Class A,
1.73% (A), 05/25/2037 (B)	366,977	350,790
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.61% (A), 08/25/2037	1,170,712	987,835
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.29% (A), 12/26/2037 (B)	71,810	71,838
Series 2009-R7, Class 1A1,
3.16% (A), 02/26/2036 (B)	435,386	431,753
Series 2009-R9, Class 1A1,
3.05% (A), 08/26/2046 (B)	35,660	35,696
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
5.95% (A), 06/15/2049	1,208,000	1,236,719
Series 2014-DSTY, Class C,
3.80% (A), 06/10/2027 (B)	2,000,000	1,981,969
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.58% (A), 03/25/2036	1,888,701	1,515,768
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (B)	163,115	162,847
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.22% (A), 11/21/2035 (B)	2,168,000	2,178,838
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	896,974	937,270
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	2,121,216	2,212,660
RALI Trust
Series 2006-QO1, Class 3A1,
1.50% (A), 02/25/2046	5,292,578	3,600,329
Series 2006-QO2, Class A1,
1.45% (A), 02/25/2046	116,985	53,253
Series 2007-QH5, Class AI1,
1.44% (A), 06/25/2037	389,686	325,100
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,319,281	2,395,320

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust
Series 2013-SRP1, Class AJ,
3.11% (A), 11/15/2026 (B)	$ 900,000	$ 895,376
VSD LLC
3.60%, 12/25/2043	604,166	605,010
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.73% (A), 06/15/2029 (B)	1,060,000	1,067,333
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 1A2,
2.89% (A), 11/25/2033	105,243	105,907

Total Mortgage-Backed Securities (Cost $53,822,876)		55,367,951

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
California - 1.3%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	590,748
7.95%, 03/01/2036	4,345,000	4,966,596

Total Municipal Government Obligations (Cost $5,162,146)		5,557,344

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,341,208	252,773
Federal National Mortgage Association
3.00%, TBA (G) (H)	10,918,000	10,935,059

Total U.S. Government Agency Obligations (Cost $12,141,911)		11,187,832

U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury - 5.6%
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,736,121
1.63%, 02/15/2026	4,711,000	4,486,492
1.75%, 05/15/2022	1,238,100	1,234,424
2.00%, 02/15/2025 - 11/15/2026	12,508,000	12,305,140

		24,762,177

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	5,216,068	6,302,679

Total U.S. Government Obligations (Cost $30,549,678)		31,064,856

	Shares	Value

COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	338,800

Total Common Stock (Cost $219,221)		338,800

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC
Series A, 5.50%	1,369	$ 1,223,900

Total Convertible Preferred Stock (Cost $1,369,007)		1,223,900

PREFERRED STOCKS - 1.5%
Banks - 0.6%
CoBank ACB
Series F, 6.25% (A) (B)	14,300	1,494,798
GMAC Capital Trust I
Series 2, 6.97% (A)	44,000	1,168,200

		2,662,998

Diversified Telecommunication Services - 0.9%
Centaur Funding Corp.
Series B, 9.08% (B)	3,533	4,090,551

Total Preferred Stocks (Cost $6,800,725)		6,753,549

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (I)
Exercise Price $34
Expiration Date 10/28/2018	25,210	515,544

Total Warrant (Cost $194,117)		515,544

	Principal	Value
COMMERCIAL PAPER - 0.3%
Banks - 0.1%
Macquarie Bank, Ltd.
1.33% (J), 09/22/2017	$ 400,000	399,243

Diversified Financial Services - 0.2%
Alpine Securitization, Ltd.
1.24% (J), 08/02/2017	675,000	674,977
Sheffield Receivable
1.35% (J), 10/11/2017	450,000	448,820

		1,123,797

Total Commercial Paper (Cost $1,523,040)		1,523,040

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
0.90% (J), 08/10/2017	326,000	325,923
0.98% (J), 09/21/2017	852,000	850,814
1.04% (J), 10/12/2017	7,925,000	7,907,874
1.10% (J), 10/19/2017	400,000	399,041

Total Short-Term U.S. Government Obligations (Cost $9,484,573)		9,483,652

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (J)	15,397,635	$ 15,397,635

Total Securities Lending Collateral (Cost $15,397,635)		15,397,635

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.12% (J), dated 07/31/2017, to be repurchased at $3,736,766 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $3,812,004.	$ 3,736,754	3,736,754

Total Repurchase Agreement (Cost $3,736,754)		3,736,754

Total Investments (Cost $454,549,796) (K)		469,636,150
Net Other Assets (Liabilities) - (5.8)%		(25,743,249)

Net Assets - 100.0%		$ 443,892,901

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$57,370,910	$—	$57,370,910
Corporate Debt Securities	—	257,362,711	—	257,362,711
Foreign Government Obligations	—	6,116,355	—	6,116,355
Loan Assignments	—	6,635,317	—	6,635,317
Mortgage-Backed Securities	—	55,367,951	—	55,367,951
Municipal Government Obligations	—	5,557,344	—	5,557,344
U.S. Government Agency Obligations	—	11,187,832	—	11,187,832
U.S. Government Obligations	—	31,064,856	—	31,064,856
Common Stock	338,800	—	—	338,800
Convertible Preferred Stock	1,223,900	—	—	1,223,900
Preferred Stocks	6,753,549	—	—	6,753,549
Warrant	515,544	—	—	515,544
Commercial Paper	—	1,523,040	—	1,523,040
Short-Term U.S. Government Obligations	—	9,483,652	—	9,483,652
Securities Lending Collateral	15,397,635	—	—	15,397,635
Repurchase Agreement	—	3,736,754	—	3,736,754

Total Investments	$24,229,428	$445,406,722	$—	$469,636,150

LIABILITIES

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $178,823,482, representing 40.3% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,076,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $2,336,130, representing 0.5% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2017; the maturity date disclosed is the ultimate maturity date.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(H)	Cash deposit due to broker in the amount of $8,634 has been segregated as collateral for open TBA commitment transactions.
(I)	Non-income producing security.
(J)	Rates disclosed reflect the yields at July 31, 2017.
(K)	Aggregate cost for federal income tax purposes is $454,549,796. Aggregate gross unrealized appreciation and depreciation for all securities is $18,483,435 and $3,397,081, respectively. Net unrealized appreciation for tax purposes is $15,086,354.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.6%
Aerospace & Defense - 0.1%
DAE Funding LLC
4.50%, 08/01/2022 (A) (B)	$ 450,000	$ 457,875

Building Products - 0.6%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	1,800,000	1,948,500
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,000,000	2,154,900

		4,103,400

Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.
5.63%, 05/01/2022 (A)	450,000	464,625

Communications Equipment - 0.2%
Avaya, Inc.
7.00%, 04/01/2019 (A) (C) (D)	1,700,000	1,402,500

Consumer Finance - 0.6%
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,250,000	1,312,500
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,603,125

		3,915,625

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	700,000	719,250
6.00%, 02/15/2025 (A)	400,000	426,000
BWAY Holding Co.
5.50%, 04/15/2024 (A)	3,000,000	3,146,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.80% (E), 07/15/2021 (A)	1,000,000	1,021,250
5.75%, 10/15/2020	1,000,000	1,022,500

		6,335,250

Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.13%, 04/01/2023 (A) (C)	1,250,000	1,239,062

Health Care Providers & Services - 1.7%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,000,000	1,006,250
6.25%, 03/31/2023	2,000,000	2,050,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	2,680,000	2,881,000
Tenet Healthcare Corp.
4.63%, 07/15/2024 (A)	2,650,000	2,636,750
4.75%, 06/01/2020	2,000,000	2,072,500

		10,646,500

Hotels, Restaurants & Leisure - 0.5%
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	500,000	532,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
WMG Acquisition Corp.
5.00%, 08/01/2023 (A)	$ 1,400,000	$ 1,449,000
5.63%, 04/15/2022 (A)	1,000,000	1,040,000

		3,021,500

Machinery - 0.5%
Xerium Technologies, Inc.
9.50%, 08/15/2021	3,000,000	3,172,500

Media - 0.6%
Cablevision Systems Corp.
7.75%, 04/15/2018	1,500,000	1,552,500
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,000,000	1,033,126
CSC Holdings LLC
6.75%, 11/15/2021	500,000	556,250
Univision Communications, Inc.
6.75%, 09/15/2022 (A)	900,000	934,875

		4,076,751

Oil, Gas & Consumable Fuels - 0.3%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,896,000	1,929,180

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
6.50%, 03/15/2022 (A)	830,000	875,650

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	515,000

Total Corporate Debt Securities (Cost $41,017,733)		42,155,418

LOAN ASSIGNMENTS - 87.2%
Aerospace & Defense - 0.5%
Accudyne Industries LLC
Term Loan,
4.23% (E), 12/13/2019	628,259	626,230
Avolon TLB Borrower SARL
Term Loan B2,
3.98% (E), 03/20/2022	825,000	827,784
Triumph Group, Inc.
Term Loan A,
4.73% (E), 05/03/2021	1,421,706	1,421,706

		2,875,720

Airlines - 0.6%
American Airlines, Inc.
1st Lien Term Loan,
3.23% (E), 10/12/2021	1,000,000	1,001,250
Term Loan B,
TBD, 06/26/2020 (B) (F)	1,000,000	1,001,000
3.73% (E), 12/14/2023	1,000,000	1,003,214
United Airlines, Inc.
Term Loan B,
3.56% (E), 04/01/2024	648,375	651,293

		3,656,757

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Auto Components - 0.2%
Jason, Inc.
1st Lien Term Loan,
5.80% (E), 06/30/2021	$ 983,521	$ 896,480
K&N Engineering, Inc.
1st Lien Term Loan,
5.98% (E), 10/19/2023	497,500	498,122

		1,394,602

Automobiles - 0.2%
FCA US LLC
Term Loan B,
3.23% (E), 12/31/2018	1,000,000	1,003,500

Beverages - 0.3%
Blue Ribbon LLC
Term Loan,
5.30% (E), 11/13/2021	2,101,364	2,062,840

Biotechnology - 0.3%
Concordia International Corp.
Term Loan,
5.50% (E), 10/21/2021	2,443,750	1,821,359

Building Products - 1.2%
Builders FirstSource, Inc.
Term Loan B,
4.30% (E), 02/29/2024	1,994,937	1,998,263
Ply Gem Industries, Inc.
Term Loan,
4.30% (E), 02/01/2021	1,554,421	1,561,222
Quikrete Holdings, Inc.
1st Lien Term Loan,
3.98% (E), 11/15/2023	3,975,013	3,981,086

		7,540,571

Capital Markets - 1.7%
Donnelley Financial Solutions, Inc.
Term Loan B,
5.22% (E), 09/30/2023	397,714	402,189
Duff & Phelps Corp.
Term Loan B,
5.05% (E), 04/23/2020	1,459,843	1,468,967
Term Loan B1,
5.05% (E), 04/23/2020	487,500	490,547
Fortress Investment Group LLC
Term Loan B,
1.38% (E), 06/14/2022	2,000,000	2,023,126
Guggenheim Partners LLC
Term Loan,
3.98% (E), 07/21/2023	2,555,145	2,571,914
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B,
5.48% (E), 06/28/2024 (B)	2,000,000	2,021,250
RPI Finance Trust
Term Loan B6,
3.30% (E), 03/27/2023	500,000	501,953
SIG Combibloc US Acquisition, Inc.
Term Loan,
4.23% (E), 03/13/2022	1,212,095	1,218,155

		10,698,101

Chemicals - 1.6%
Ashland, Inc.
Term Loan B,
3.24% (E), 05/24/2024	1,500,000	1,507,500

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Avantor Performance Materials Holdings LLC
1st Lien Term Loan,
5.24% (E), 03/10/2024	$ 1,047,375	$ 1,052,612
DuBois Chemicals, Inc.
1st Lien Term Loan B,
4.98% (E), 03/15/2024	2,188,633	2,203,680
Huntsman International LLC
Term Loan B2,
4.23% (E), 04/01/2023	496,250	498,938
Minerals Technologies, Inc.
Term Loan,
4.75% (E), 05/09/2021	2,100,000	2,115,750
Term Loan B,
3.50% (E), 02/14/2024	125,946	126,733
Trinseo Materials Operating S.C.A.
Term Loan B,
4.48% (E), 11/05/2021	1,470,000	1,482,557
Venator Materials Corp.
Term Loan B,
TBD, 06/20/2024 (B) (F)	1,250,000	1,254,688

		10,242,458

Commercial Services & Supplies - 5.2%
Advanced Disposal Services, Inc.
Term Loan B3,
3.94% (E), 11/10/2023	567,322	571,134
Aramark Services, Inc.
Term Loan B,
3.23% (E), 03/28/2024	498,750	501,400
Asurion LLC
Term Loan B4,
4.48% (E), 08/04/2022	714,507	716,740
Term Loan B5,
4.23% (E), 11/03/2023	1,626,300	1,636,755
EWT Holdings III Corp.
1st Lien Term Loan,
5.05% (E), 01/15/2021	2,113,071	2,113,071
5.80% (E), 01/15/2021	493,750	493,750
Garda World Security Corp.
Term Loan,
7.25% (E), 05/24/2024	3,417,288	3,447,190
GFL Environmental, Inc.
Term Loan B,
4.05% (E), 09/29/2023	1,948,112	1,953,713
Prime Security Services Borrower LLC
1st Lien Term Loan,
3.98% (E), 05/02/2022	3,990,000	4,010,664
Spin Holdco, Inc.
Term Loan B,
4.98% (E), 11/14/2022	4,477,309	4,471,713
TruGreen, LP
1st Lien Term Loan B,
6.72% (E), 04/13/2023	2,970,000	3,014,550
U.S. Security Associates Holdings, Inc.
Term Loan,
6.30% (E), 07/14/2023	496,250	496,870
USS Parent Holding Corp.
Delayed Draw Term Loan,
5.38% (E), 07/26/2023	183,399	184,316
Term Loan,
5.73% (E), 07/26/2023	1,730,513	1,730,513
Varsity Brands, Inc.
1st Lien Term Loan,
4.73% (E), 12/11/2021	4,407,216	4,437,124

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
W/S Packaging Group, Inc.
Term Loan B,
6.24% (E), 08/09/2019	$ 3,186,952	$ 2,804,518
Waste Industries USA, Inc.
Term Loan,
3.98% (E), 02/27/2020	589,447	591,412

		33,175,433

Communications Equipment - 0.9%
CommScope, Inc.
Term Loan B5,
3.30% (E), 12/29/2022	1,000,000	1,002,500
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
TBD, 08/25/2024 (B) (F)	1,500,000	1,513,125
Term Loan,
4.75% (E), 04/30/2020	1,500,000	1,513,125
Term Loan B2,
5.44% (E), 04/30/2020	1,500,000	1,513,125

		5,541,875

Construction & Engineering - 1.1%
Clark Equipment Co.
Term Loan B,
3.93% (E), 05/18/2024	2,493,750	2,507,259
Granite Acquisition, Inc.
Term Loan B,
5.30% (E), 12/19/2021	3,328,676	3,354,160
Term Loan C,
5.30% (E), 12/19/2021	120,590	121,513
Pike Corp.
1st Lien Term Loan,
4.99% (E), 03/10/2024	498,750	504,049
2nd Lien Term Loan,
9.24% (E), 09/02/2024	400,000	405,000

		6,891,981

Construction Materials - 0.7%
Associated Asphalt Partners LLC
Term Loan B,
6.48% (E), 03/21/2024	1,250,000	1,262,500
Forterra Finance LLC
Term Loan B,
4.23% (E), 10/25/2023	3,234,353	3,103,620

		4,366,120

Consumer Finance - 0.2%
Altice US Finance I Corp.
Term Loan,
3.48% (E), 07/28/2025	1,000,000	998,500
Nielsen Finance LLC
Term Loan B4,
3.22% (E), 10/04/2023	496,256	496,651

		1,495,151

Containers & Packaging - 6.5%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.47% (E), 12/07/2023	2,985,000	2,997,686
2nd Lien Term Loan,
8.97% (E), 12/07/2024	1,390,000	1,410,850
Berry Plastics Group, Inc.
Term Loan J,
3.72% (E), 01/19/2024	3,291,750	3,303,637
Term Loan K,
3.47% (E), 02/08/2020	1,500,000	1,504,875

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Consolidated Container Co. LLC
1st Lien Term Loan,
4.73% (E), 05/22/2024	$ 1,500,000	$ 1,507,125
Coveris Holdings SA
Term Loan B,
5.55% (E), 06/29/2022	4,430,198	4,424,660
Expera Specialty Solutions LLC
Term Loan B,
5.98% (E), 11/03/2023	2,977,500	2,986,805
Flex Acquisition Co., Inc.
1st Lien Term Loan,
4.55% (E), 12/29/2023	4,488,750	4,515,682
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
5.30% (E), 06/30/2023	2,621,019	2,607,914
PKC Holding Corp.
1st Lien Term Loan,
4.68% (E), 05/08/2024	1,995,000	2,002,481
Printpack Holdings, Inc.
Term Loan,
4.25% (E), 07/26/2023	2,770,417	2,791,195
Proampac PG Borrower LLC
1st Lien Term Loan,
5.20% (E), 11/18/2023	1,667,747	1,688,594
2nd Lien Term Loan,
9.67% (E), 11/18/2024	1,000,000	1,016,250
Reynolds Group Holdings, Inc.
Term Loan,
4.23% (E), 02/05/2023	4,282,747	4,299,103
Tekni-Plex, Inc.
Term Loan B,
4.81% (E), 06/01/2022	3,684,304	3,691,212
TricorBraun Holdings, Inc.
1st Lien Term Loan,
5.05% (E), 11/30/2023	791,477	797,413

		41,545,482

Distributors - 1.2%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
7.98% (E), 12/19/2021	3,656,250	3,656,250
PFS Holding Corp.
1st Lien Term Loan,
4.74% (E), 01/31/2021	1,184,094	1,118,969
VWR Funding, Inc.
Term Loan,
3.22% (E), 09/28/2020	2,947,018	2,945,190

		7,720,409

Diversified Consumer Services - 1.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
6.50% (E), 07/01/2019	3,255,726	3,277,093
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
4.49% (E), 05/06/2021	3,490,988	3,504,079
2nd Lien Term Loan,
8.48% (E), 05/06/2022	666,667	675,000

		7,456,172

Diversified Financial Services - 1.6%
Duke Finance LLC
1st Lien Term Loan,
6.30% (E), 02/21/2024	2,300,766	2,329,526

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC
Term Loan B,
TBD, 07/26/2024 (B) (F)	$ 1,050,000	$ 1,052,625
NAB Holdings LLC
Term Loan,
4.80% (E), 07/01/2024	2,000,000	2,007,500
NBG Acquisition, Inc.
Term Loan,
6.91% (E), 04/26/2024	1,350,000	1,336,500
Russell Investment Group
Term Loan B,
6.97% (E), 06/01/2023	2,974,975	3,004,725
WG Partners Acquisition LLC
Term Loan B,
5.30% (E), 11/15/2023	391,239	392,217

		10,123,093

Diversified Telecommunication Services - 2.4%
CenturyLink, Inc.
Term Loan B,
2.75% (E), 01/31/2025	3,000,000	2,957,814
Cincinnati Bell, Inc.
Term Loan B,
4.23% (E), 09/10/2020	526,333	527,837
Frontier Communications Corp.
Delayed Draw Term Loan A,
3.99% (E), 03/31/2021	2,410,090	2,319,712
Global Tel*Link Corp.
1st Lien Term Loan,
5.05% (E), 05/23/2020 (B)	2,702,313	2,715,825
Hargray Communications Group, Inc.
Term Loan B,
4.23% (E), 05/16/2024	3,000,000	3,008,439
Virgin Media Bristol LLC
Term Loan I,
3.98% (E), 01/31/2025	2,000,000	2,008,750
Windstream Services LLC
Term Loan B6,
5.23% (E), 03/29/2021	994,366	983,800
Term Loan B7,
4.48% (E), 02/17/2024	993,753	962,698

		15,484,875

Electric Utilities - 0.1%
Lonestar Generation LLC
Term Loan B,
5.45% (E), 02/22/2021	1,115,470	914,685

Electrical Equipment - 1.3%
Atkore International, Inc.
1st Lien Term Loan,
4.30% (E), 12/22/2023	1,593,640	1,603,103
Generac Power Systems, Inc.
Term Loan B,
3.55% (E), 05/31/2023	2,000,000	2,008,334
Power Products LLC
Term Loan B,
5.31% (E), 12/20/2022	1,998,500	2,004,745
Trojan Battery Co. LLC
Term Loan,
5.99% (E), 06/11/2021	976,155	974,935
VC GB Holdings, Inc.
1st Lien Term Loan,
4.98% (E), 02/28/2024	1,695,835	1,706,434

		8,297,551

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 2.0%
American Traffic Solutions, Inc.
1st Lien Term Loan,
5.73% (E), 05/24/2024	$ 2,500,000	$ 2,501,562
Electro Rent Corp.
1st Lien Term Loan,
6.23% (E), 01/19/2024 (B)	2,390,000	2,405,686
Meter Readings Holding LLC
Term Loan B,
6.95% (E), 08/29/2023	3,974,987	4,034,612
Radio Systems Corp.
Term Loan B,
4.73% (E), 05/02/2024	3,000,000	3,022,500
Zebra Technologies Corp.
Term Loan B,
3.72% (E), 10/27/2021	642,273	643,753

		12,608,113

Energy Equipment & Services - 0.4%
Paragon Offshore Finance Co.
Term Loan B,
TBD, 07/18/2021 (B) (F)	3,916,263	1,497,971
Weatherford International, Ltd.
Term Loan,
3.54% (E), 07/13/2020	1,411,765	1,372,941

		2,870,912

Equity Real Estate Investment Trusts - 0.5%
Communications Sales & Leasing, Inc.
Term Loan B,
4.23% (E), 10/24/2022	980,106	979,697
ESH Hospitality, Inc.
Term Loan B,
3.73% (E), 08/30/2023	992,513	996,700
Istar, Inc.
Term Loan B,
4.98% (E), 07/01/2020	992,376	998,579
MGM Growth Properties Operating Partnership, LP
Term Loan B,
3.48% (E), 04/25/2023	498,737	500,504

		3,475,480

Food & Staples Retailing - 2.7%
Albertsons LLC
Term Loan B6,
4.25% (E), 06/22/2023	3,131,194	3,129,941
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
4.97% (E), 02/03/2024	1,197,000	1,171,064
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
6.98% (E), 06/22/2022	2,135,986	2,160,016
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
6.73% (E), 07/29/2023	2,978,744	2,988,672
Hostess Brands LLC
Term Loan,
3.73% (E), 08/03/2022	4,025,323	4,058,866
Rite Aid Corp.
2nd Lien Term Loan,
5.12% (E), 06/21/2021	1,500,000	1,503,438
5.99% (E), 08/21/2020	2,280,000	2,282,850

		17,294,847

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 2.7%
B&G Foods, Inc.
Term Loan B,
3.48% (E), 11/02/2022	$ 640,110	$ 642,967
CSM Bakery Solutions LLC
1st Lien Term Loan,
5.30% (E), 07/03/2020	2,422,244	2,339,483
Del Monte Foods, Inc.
1st Lien Term Loan,
4.43% (E), 02/18/2021	2,187,948	1,710,247
Dole Food Co., Inc.
Term Loan B,
4.25% (E), 04/06/2024	3,250,000	3,264,443
Hearthside Group Holdings LLC
Term Loan,
4.23% (E), 06/02/2021	1,964,872	1,972,240
Nomad Foods Europe Midco, Ltd.
Term Loan B,
3.98% (E), 04/18/2024	1,000,000	1,008,125
Post Holdings, Inc.
Series A, Term Loan,
3.49% (E), 05/24/2024	3,500,000	3,512,033
Shearer’s Foods, Inc.
1st Lien Term Loan,
5.23% (E), 06/30/2021	1,471,218	1,467,540
Term Loan,
5.55% (E), 06/30/2021	1,691,414	1,689,300

		17,606,378

Health Care Equipment & Supplies - 1.9%
CPI Holdco LLC
1st Lien Term Loan,
5.30% (E), 03/21/2024	2,942,625	2,961,017
DJO Finance LLC
Term Loan,
4.48% (E), 06/08/2020	3,191,203	3,176,842
Halyard Health, Inc.
Term Loan B,
3.98% (E), 11/01/2021	2,852,564	2,859,695
Mallinckrodt International Finance SA
Term Loan B,
4.05% (E), 09/24/2024	1,906,922	1,913,543
Onex Carestream Finance, LP
1st Lien Term Loan,
5.28% (E), 06/07/2019	1,542,493	1,537,866

		12,448,963

Health Care Providers & Services - 5.0%
Community Health Systems, Inc.
Term Loan G,
3.96% (E), 12/31/2019 (B)	2,033,362	2,033,170
Term Loan H,
4.21% (E), 01/27/2021	1,405,185	1,404,032
Envision Healthcare Corp.
Term Loan B,
4.30% (E), 12/01/2023	995,000	999,726
Explorer Holdings, Inc.
Term Loan B,
TBD, 05/02/2023 (B) (F)	1,400,000	1,405,250
HCA, Inc.
Term Loan B9,
3.23% (E), 03/17/2023	1,881,036	1,890,179
Heartland Dental LLC
1st Lien Term Loan,
TBD, 07/13/2023 (B) (F)	1,550,000	1,548,063

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
IASIS Healthcare LLC
Term Loan B2,
5.30% (E), 05/03/2018	$ 3,560,983	$ 3,580,569
inVentiv Health, Inc.
Term Loan B,
4.95% (E), 11/09/2023	1,492,500	1,494,098
Ortho-Clinical Diagnostics, Inc.
Term Loan B,
5.05% (E), 06/30/2021	3,671,625	3,672,558
Planet Fitness Holdings LLC
Term Loan B,
4.25% (E), 05/22/2021	744,375	746,701
Quorum Health Corp.
Term Loan B,
7.98% (E), 04/29/2022	2,801,727	2,802,428
RadNet, Inc.
Term Loan,
4.59% (E), 06/30/2023	1,931,092	1,938,938
Surgery Center Holdings, Inc.
1st Lien Term Loan,
4.98% (E), 11/03/2020	2,954,675	2,969,448
Term Loan B,
TBD, 06/06/2024 (B) (F)	3,500,000	3,528,437
Team Health Holdings, Inc.
1st Lien Term Loan,
3.98% (E), 02/06/2024	1,895,250	1,888,617
Valitas Health Services, Inc.
2nd Lien Term Loan,
4.13% (E), 04/14/2022	254,587	114,564

		32,016,778

Health Care Technology - 0.3%
Change Healthcare Holdings, Inc.
Term Loan B,
3.98% (E), 03/01/2024	1,995,000	2,004,420

Hotels, Restaurants & Leisure - 5.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
3.51% (E), 02/16/2024	1,990,839	1,987,936
Affinity Gaming LLC
2nd Lien Term Loan,
9.48% (E), 01/31/2025	1,550,000	1,561,625
Term Loan,
4.73% (E), 07/01/2023	1,935,169	1,944,241
Aristocrat Leisure, Ltd.
Term Loan B,
3.56% (E), 10/20/2021	1,144,073	1,148,256
Boyd Gaming Corp.
Term Loan B3,
3.69% (E), 09/15/2023	495,523	497,312
Caesars Entertainment Resort Properties LLC
Term Loan B,
4.73% (E), 10/11/2020	3,247,960	3,276,380
Eldorado Resorts LLC
Term Loan B,
3.56% (E), 04/17/2024	2,892,750	2,885,518
Hilton Worldwide Finance LLC
Term Loan B2,
3.23% (E), 10/25/2023	1,640,259	1,646,820
MGM Resorts International
Term Loan A,
3.48% (E), 04/25/2021	487,500	487,705
Mohegan Tribal Gaming Authority
Term Loan A,
4.98% (E), 10/13/2023	2,870,130	2,870,130

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NPC International, Inc.
1st Lien Term Loan,
4.73% (E), 04/19/2024	$ 2,000,000	$ 2,016,250
Penn National Gaming, Inc.
Term Loan A,
3.55% (E), 01/13/2022	2,468,750	2,465,664
Scientific Games International, Inc.
Term Loan B3,
5.23% (E), 10/01/2021	2,292,009	2,298,149
Term Loan B4,
TBD, 08/14/2024 (B) (F)	2,250,000	2,259,855
SeaWorld Parks & Entertainment, Inc.
Term Loan B2,
3.55% (E), 05/14/2020	245,980	245,321
Term Loan B5,
4.30% (E), 03/31/2024	1,819,580	1,822,504
Station Casinos LLC
Term Loan A3,
TBD, 06/08/2021 (B) (F)	1,000,000	1,001,250
Term Loan B,
3.73% (E), 06/08/2023	1,980,738	1,983,214
WMG Acquisition Corp.
Term Loan D,
3.73% (E), 11/01/2023	1,000,000	1,003,438

		33,401,568

Household Durables - 2.9%
American Bath Group LLC
Term Loan B,
6.55% (E), 09/30/2023	3,675,235	3,709,690
API Heat Transfer ThermaSys Corp.
Term Loan,
5.32% (E), 05/03/2019	1,882,540	1,670,755
Culligan International Co.
1st Lien Term Loan,
TBD, 12/13/2023 (B) (F)	500,000	505,000
Hoffmaster Group, Inc.
1st Lien Term Loan,
5.80% (E), 11/21/2023	2,487,500	2,507,711
2nd Lien Term Loan,
10.80% (E), 11/21/2024	900,000	904,500
Libbey Glass, Inc.
Term Loan B,
4.22% (E), 04/09/2021	1,358,389	1,229,342
LTI Holdings, Inc.
1st Lien Term Loan,
5.98% (E), 05/08/2024	3,250,000	3,228,875
Otter Products LLC
Term Loan,
5.98% (E), 06/03/2020	1,467,019	1,458,462
Term Loan A,
4.73% (E), 06/03/2019	442,568	437,589
WKI Holding Co.
Term Loan B,
5.17% (E), 05/01/2024	3,000,000	3,030,000

		18,681,924

Household Products - 0.9%
Diamond BV
Term Loan,
TBD, 07/12/2024 (B) (F)	1,500,000	1,500,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
KIK Custom Products, Inc.
Term Loan B,
5.79% (E), 08/26/2022	$ 4,133,088	$ 4,168,220
Spectrum Brands, Inc.
Term Loan B,
3.27% (E), 06/23/2022	344,113	345,618

		6,013,838

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
Term Loan B5,
4.05% (E), 01/15/2024	784,000	786,254
Term Loan B6,
4.05% (E), 01/15/2023 (B)	3,867,980	3,878,454
Dynegy, Inc.
Term Loan C,
4.48% (E), 02/07/2024 (B)	3,493,750	3,505,978
Terra-Gen Finance Co. LLC
Term Loan B,
5.48% (E), 12/09/2021	459,956	423,159

		8,593,845

Internet Software & Services - 0.4%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
4.48% (E), 10/19/2023	643,500	649,131
Blucora, Inc.
Term Loan B,
5.04% (E), 04/19/2024	960,000	963,200
Go Daddy Operating Co. LLC
Term Loan B,
3.73% (E), 02/15/2024	799,141	801,738

		2,414,069

IT Services - 3.1%
Aerial Merger Sub, Inc.
Term Loan B1,
TBD, 08/28/2019 (B) (F)	416,667	420,052
Term Loan B2,
TBD, 02/28/2024 (B) (F)	1,200,000	1,213,126
Allied Universal Holdco LLC
Term Loan B,
5.05% (E), 07/28/2022	2,594,489	2,595,571
First Data Corp.
Term Loan,
3.73% (E), 04/26/2024	1,082,369	1,087,105
Term Loan A,
3.23% (E), 06/02/2020	975,000	975,761
MoneyGram International, Inc.
Term Loan B,
4.55% (E), 03/27/2020	3,780,859	3,776,133
Peak 10, Inc.
1st Lien Term Loan,
TBD, 07/18/2024 (B) (F)	900,000	902,532
Tempo Acquisition LLC
Term Loan,
4.23% (E), 05/01/2024	5,000,000	5,032,290
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
TBD, 12/19/2023 (B) (F)	700,000	700,000
Xerox Business Services LLC
Delayed Draw Term Loan A,
3.48% (E), 11/18/2021	3,000,000	2,994,750

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Xerox Business Services LLC (continued)
Term Loan B,
5.23% (E), 12/07/2023	$ 447,750	$ 452,227

		20,149,547

Life Sciences Tools & Services - 0.5%
INC Research LLC
Term Loan B,
TBD, 06/27/2024 (B) (F)	1,000,000	1,004,688
Jaguar Holding Co. II
Term Loan,
4.02% (E), 08/18/2022	2,380,802	2,395,351

		3,400,039

Machinery - 4.4%
Columbus McKinnon Corp.
Term Loan B,
4.30% (E), 01/31/2024	946,938	951,673
Cortes NP Acquisition Corp.
Term Loan B,
5.23% (E), 11/30/2023	3,064,332	3,093,060
Duravant LLC
1st Lien Delayed Draw Term Loan,
TBD, 07/19/2024 (B) (F)	131,150	131,478
1st Lien Term Loan,
TBD, 07/19/2024 (B) (F)	1,008,850	1,011,372
Filtration Group Corp.
1st Lien Term Loan,
4.26% (E), 11/21/2020	3,438,280	3,459,770
Gardner Denver, Inc.
Term Loan,
4.55% (E), 07/30/2020	3,970,030	3,988,888
Harsco Corp.
Term Loan B,
6.25% (E), 11/02/2023	497,500	506,206
Husky Injection Molding Systems, Ltd.
1st Lien Term Loan,
4.48% (E), 06/30/2021	1,876,659	1,889,454
Manitowoc Foodservice, Inc.
Term Loan B,
4.23% (E), 03/03/2023	1,619,551	1,630,686
Milacron LLC
Term Loan B,
4.23% (E), 09/28/2023	2,437,750	2,449,939
Rexnord LLC
Term Loan B,
4.05% (E), 08/21/2023	3,640,099	3,655,268
Terex Corp.
Term Loan B,
3.73% (E), 01/31/2024	1,990,979	2,000,933
Wastequip LLC
Term Loan,
5.73% (E), 08/09/2019	3,644,353	3,648,908

		28,417,635

Marine - 0.3%
Commercial Barge Line Co.
1st Lien Term Loan,
9.98% (E), 11/12/2020	1,875,000	1,617,187

Media - 5.0%
Charter Communications Operating LLC
Term Loan F,
3.24% (E), 01/03/2021	1,989,637	1,999,585
CSC Holdings LLC
1st Lien Term Loan,
3.48% (E), 07/17/2025	1,989,389	1,985,038

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Cumulus Media Holdings, Inc.
Term Loan,
4.49% (E), 12/23/2020	$ 1,410,278	$ 1,131,043
Learfield Communications, Inc.
1st Lien Term Loan,
4.49% (E), 12/01/2023	1,990,000	2,009,900
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
4.80% (E), 01/07/2022	3,497,959	3,472,599
Mediacom Illinois LLC
Term Loan K,
3.45% (E), 02/15/2024	498,750	501,711
Mission Broadcasting, Inc.
Term Loan B2,
TBD, 01/17/2024 (B) (F)	187,876	188,992
NEP/NCP Holdco, Inc.
Term Loan,
4.48% (E), 07/21/2022 (B)	4,517,857	4,515,033
Nexstar Broadcasting, Inc.
Term Loan B2,
TBD, 01/17/2024 (B) (F)	1,537,287	1,546,416
PSAV Holdings LLC
Term Loan B,
4.70% (E), 04/27/2024	5,064,936	5,055,439
Quincy Newspapers, Inc.
Term Loan B,
4.49% (E), 10/13/2022	1,801,720	1,806,225
Sinclair Television Group, Inc.
Term Loan B2,
3.49% (E), 01/03/2024	696,500	696,790
Tribune Media Co.
Term Loan,
4.23% (E), 12/27/2020	340,196	340,621
Term Loan C,
4.23% (E), 01/27/2024	3,744,895	3,756,598
Univision Communications, Inc.
Term Loan C5,
3.98% (E), 03/15/2024	2,936,946	2,923,078

		31,929,068

Metals & Mining - 0.2%
American Rock Salt Holdings LLC
1st Lien Term Loan,
4.98% (E), 05/20/2021	1,459,673	1,454,200

Multi-Utilities - 1.0%
PrimeLine Utility Services LLC
Term Loan,
6.81% (E), 11/12/2022	2,945,821	2,931,092
Solenis International, LP
1st Lien Term Loan,
4.45% (E), 07/31/2021	3,376,308	3,385,805

		6,316,897

Multiline Retail - 0.3%
Dollar Tree, Inc.
Term Loan B2,
4.25% (E), 07/06/2022	2,000,000	2,023,750

Oil, Gas & Consumable Fuels - 2.8%
BCP Raptor LLC
Term Loan B,
5.51% (E), 06/24/2024	2,500,000	2,482,813
California Resources Corp.
Term Loan A,
4.23% (E), 10/01/2019	2,796,077	2,670,254

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
CITGO Holding, Inc.
Term Loan B,
9.80% (E), 05/12/2018	$ 1,879,501	$ 1,891,919
CITGO Petroleum Corp.
Term Loan B,
4.80% (E), 07/29/2021	997,436	999,722
Energy Transfer Equity, LP
Term Loan B,
3.97% (E), 02/02/2024	2,000,000	2,006,250
Fieldwood Energy LLC
1st Lien Term Loan,
4.17% (E), 09/28/2018	2,100,000	2,011,407
MEG Energy Corp.
Term Loan B,
4.73% (E), 12/31/2023	2,094,750	2,079,787
Southeast PowerGen LLC
Term Loan B,
4.80% (E), 12/02/2021	940,000	900,050
Ultra Resources, Inc.
1st Lien Term Loan,
4.22% (E), 04/12/2024	2,750,000	2,739,687

		17,781,889

Paper & Forest Products - 0.4%
Dunn Paper, Inc.
1st Lien Term Loan,
6.01% (E), 08/31/2022	1,834,783	1,848,543
Verso Paper Holding LLC
Term Loan,
TBD, 10/14/2022 (B) (F)	425,000	422,875

		2,271,418

Personal Products - 0.6%
Prestige Brands, Inc.
Term Loan B4,
3.98% (E), 01/26/2024	383,088	384,705
Revlon Consumer Products Corp.
Term Loan B,
4.73% (E), 09/07/2023	3,473,750	3,139,401

		3,524,106

Pharmaceuticals - 1.4%
Akorn, Inc.
Term Loan B,
5.50% (E), 04/16/2021	2,502,343	2,528,931
Catalent Pharma Solutions, Inc.
Term Loan B,
3.98% (E), 05/20/2021	1,681,009	1,693,918
Endo Luxembourg Finance Co. I SARL
Term Loan B,
5.50% (E), 04/29/2024	1,800,000	1,821,857
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
5.98% (E), 04/01/2022	2,991,530	3,045,709

		9,090,415

Professional Services - 0.7%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
4.55% (E), 07/23/2021	997,436	969,009

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
Ceridian LLC
Term Loan,
4.73% (E), 09/15/2020	$ 2,262,814	$ 2,259,042
Everi Payments, Inc.
Term Loan B,
5.75% (E), 05/09/2024	1,500,000	1,515,937

		4,743,988

Real Estate Management & Development - 1.7%
CityCenter Holdings LLC
Term Loan B,
3.73% (E), 04/18/2024	2,250,000	2,257,382
DTZ U.S. Borrower LLC
1st Lien Term Loan,
4.49% (E), 11/04/2021	3,048,712	3,058,620
RE/MAX International, Inc.
Term Loan B,
4.05% (E), 12/15/2023	2,511,569	2,517,848
Realogy Corp.
Term Loan B,
3.48% (E), 07/20/2022	3,040,060	3,053,993

		10,887,843

Road & Rail - 0.2%
Fly Funding II SARL
Term Loan B,
3.43% (E), 02/09/2023	1,587,500	1,588,822

Semiconductors & Semiconductor Equipment - 0.6%
Ardent Legacy Acquisitions, Inc.
Term Loan B,
6.80% (E), 08/04/2021	3,984,280	3,994,240

Software - 4.3%
Almonde, Inc.
1st Lien Term Loan,
4.74% (E), 06/13/2024	3,500,000	3,522,505
First Data Corp.
Term Loan,
3.48% (E), 07/08/2022	2,455,084	2,459,995
Idera, Inc.
Term Loan B,
6.26% (E), 06/26/2024	1,479,545	1,476,464
Infor, Inc.
Term Loan B6,
4.05% (E), 02/01/2022	3,437,487	3,430,736
Kronos, Inc.
Term Loan B,
4.68% (E), 11/01/2023	2,985,019	3,015,344
MA Finance Co. LLC
Term Loan B2,
3.81% (E), 11/19/2021	1,500,000	1,498,750
Term Loan B3,
3.98% (E), 06/21/2024	193,467	193,306
Quest Software US Holdings, Inc.
Term Loan B,
7.26% (E), 10/31/2022	1,943,935	1,974,309
Seattle Spinco, Inc.
Term Loan B3,
4.03% (E), 06/21/2024	1,306,533	1,305,444
Solera LLC
Term Loan B,
4.51% (E), 03/03/2023	4,457,418	4,484,163
Sophia, LP
Term Loan B,
4.55% (E), 09/30/2022 (B)	2,263,581	2,267,624

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc.
Term Loan B1,
3.48% (E), 07/08/2022	$ 1,524,877	$ 1,531,786
Term Loan B2,
3.48% (E), 07/08/2022	86,360	86,751

		27,247,177

Specialty Retail - 1.1%
Bass Pro Group LLC
Term Loan,
4.47% (E), 06/05/2020	1,000,000	997,500
6.05% (E), 06/09/2018	475,000	476,781
Term Loan B,
6.30% (E), 12/16/2023	1,200,000	1,165,929
Men’s Wearhouse, Inc.
Term Loan,
5.00% (E), 06/18/2021	2,500,000	2,356,250
PetSmart, Inc.
Term Loan B2,
4.23% (E), 03/11/2022	2,181,992	2,064,710

		7,061,170

Technology Hardware, Storage & Peripherals - 1.4%
Dell, Inc.
Term Loan A2,
3.49% (E), 09/07/2021	5,293,750	5,299,420
Term Loan B,
3.74% (E), 09/07/2023	995,000	999,477
Diebold, Inc.
Term Loan B,
4.00% (E), 11/06/2023	1,137,150	1,137,150
Riverbed Technology, Inc.
Term Loan,
4.49% (E), 04/24/2022	1,237,920	1,218,835

		8,654,882

Textiles, Apparel & Luxury Goods - 0.2%
Augusta Sportswear Group, Inc.
Term Loan B,
5.73% (E), 10/26/2023	1,117,873	1,116,476

Trading Companies & Distributors - 1.4%
LBM Borrower LLC
1st Lien Term Loan,
6.48% (E), 08/20/2022	3,028,770	3,042,969
Utility One Source, LP
Term Loan B,
6.80% (E), 04/07/2023	3,000,000	3,045,000
Wesco Aircraft Hardware Corp.
Term Loan A,
4.24% (E), 10/04/2021	1,949,367	1,942,870
Term Loan B,
3.80% (E), 02/28/2021	1,000,000	972,500

		9,003,339

Wireless Telecommunication Services - 0.4%
Digicel International Finance, Ltd.
Term Loan B,
4.94% (E), 05/28/2024	2,150,000	2,169,485
Sprint Communications, Inc.
1st Lien Term Loan B,
3.75% (E), 02/02/2024	548,625	550,111

		2,719,596

Total Loan Assignments (Cost $558,435,410)		558,733,554

	Shares	Value
COMMON STOCKS - 0.0% (G)
Health Care Equipment & Supplies - 0.0% (G)
Millennium Health Equity (H)	4,938	$ 7,407

Health Care Providers & Services - 0.0% (G)
Valitas Holdings, Inc. (H) (I) (J)	21,887	21,887

Total Common Stocks (Cost $49,046)		29,294

EXCHANGE-TRADED FUNDS - 1.7%
U.S. Fixed Income Funds - 1.7%
PowerShares Senior Loan Portfolio	169,000	3,932,630
SPDR Blackstone / GSO Senior Loan ETF	86,000	4,092,740
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	107,100	3,003,084

Total Exchange-Traded Funds (Cost $11,037,431)		11,028,454

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (K)	2,736,125	2,736,125

Total Securities Lending Collateral (Cost $2,736,125)		2,736,125

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
State Street Bank & Trust Co. 0.12% (K), dated 07/31/2017, to be repurchased at $54,910,390 on 08/01/2017. Collateralized by a U.S. Government Obligation, 2.38%, due 08/15/2024, and with a value of $56,012,853.	$ 54,910,207	54,910,207

Total Repurchase Agreement (Cost $54,910,207)		54,910,207

Total Investments (Cost $668,185,952) (L)		669,593,052
Net Other Assets (Liabilities) - (4.5)%		(28,605,396)

Net Assets - 100.0%		$ 640,987,656

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$42,155,418	$—	$42,155,418
Loan Assignments	—	558,733,554	—	558,733,554
Common Stocks	7,407	—	21,887	29,294
Exchange-Traded Funds	11,028,454	—	—	11,028,454
Securities Lending Collateral	2,736,125	—	—	2,736,125
Repurchase Agreement	—	54,910,207	—	54,910,207

Total Investments	$13,771,986	$655,799,179	$21,887	$669,593,052

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $27,086,667, representing 4.2% of the Fund’s net assets.
(B)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,680,897. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security in default.
(E)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(F)	All or a portion of the security represents unsettled loan commitments at July 31, 2017 where the rate will be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Non-income producing securities.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, value of the security is $21,887, representing less than 0.1% of the Fund’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Rates disclosed reflect the yields at July 31, 2017.
(L)	Aggregate cost for federal income tax purposes is $668,185,952. Aggregate gross unrealized appreciation and depreciation for all securities is $5,120,097 and $3,712,997, respectively. Net unrealized appreciation for tax purposes is $1,407,100.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
China - 3.5%
Baidu, Inc., ADR (A)	6,381	$ 1,444,339
Shenzhou International Group Holdings, Ltd.	86,000	575,293
Tencent Holdings, Ltd.	59,500	2,387,374

		4,407,006

France - 5.8%
BNP Paribas SA	35,334	2,742,688
Cie de Saint-Gobain	31,366	1,741,077
Safran SA	28,741	2,719,507

		7,203,272

Germany - 3.6%
HeidelbergCement AG	22,287	2,211,453
KION Group AG	12,802	1,111,317
Vonovia SE	29,490	1,195,852

		4,518,622

India - 0.7%
ICICI Bank, Ltd., ADR	97,414	906,924

Indonesia - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	725,200	804,175

Italy - 0.9%
Luxottica Group SpA	19,269	1,114,756

Japan - 10.4%
Amada Holdings Co., Ltd.	107,023	1,224,146
Kansai Electric Power Co., Inc.	184,900	2,483,894
Kyocera Corp.	31,200	1,899,537
Nippon Telegraph & Telephone Corp.	58,500	2,860,130
ORIX Corp.	116,200	1,846,109
Sony Corp.	43,100	1,774,901
Tokyo Gas Co., Ltd.	155,000	822,627

		12,911,344

Mexico - 1.8%
Cemex SAB de CV, ADR (A)	128,351	1,246,288
Grupo Financiero Banorte SAB de CV, Class O	149,000	987,531

		2,233,819

Netherlands - 3.4%
ABN AMRO Group NV, CVA (B)	45,993	1,301,816
ING Groep NV	155,815	2,917,138

		4,218,954

Republic of Korea - 4.2%
Hyundai Motor Co.	8,445	1,094,254
Korea Electric Power Corp.	66,140	2,633,070
Korea Electric Power Corp., ADR	6,983	140,149
Samsung SDI Co., Ltd.	8,652	1,302,767

		5,170,240

Sweden - 2.9%
Atlas Copco AB, A Shares	36,741	1,331,519
Swedbank AB, Class A	86,639	2,262,070

		3,593,589

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.8%
Novartis AG, ADR	25,884	$ 2,205,317

United Kingdom - 9.6%
Berkeley Group Holdings PLC	23,262	1,072,989
BP PLC, ADR	56,109	1,971,670
Compass Group PLC	99,954	2,132,489
Delphi Automotive PLC, Class A	16,811	1,520,051
Lloyds Banking Group PLC	1,582,756	1,369,500
Pentair PLC	17,386	1,096,535
Prudential PLC	112,881	2,752,323

		11,915,557

United States - 46.7%
Abbott Laboratories	36,899	1,814,693
Alnylam Pharmaceuticals, Inc. (A) (C)	7,259	600,610
Alphabet, Inc., Class C (A)	4,171	3,881,115
Amazon.com, Inc. (A)	2,372	2,343,014
Becton Dickinson and Co.	9,200	1,852,880
Biogen, Inc. (A)	5,293	1,532,800
Cabot Oil & Gas Corp.	36,917	918,126
Cerner Corp. (A)	27,740	1,785,624
ConocoPhillips	37,050	1,680,958
CVS Health Corp.	30,338	2,424,916
Facebook, Inc., Class A (A)	21,679	3,669,171
Foot Locker, Inc.	24,178	1,140,960
Illumina, Inc. (A)	7,232	1,257,283
JPMorgan Chase & Co.	33,944	3,116,059
Kinder Morgan, Inc.	102,252	2,089,008
Microsoft Corp.	33,166	2,411,168
Newfield Exploration Co. (A)	15,790	453,647
NIKE, Inc., Class B	30,701	1,812,894
Oracle Corp.	43,038	2,148,887
Regeneron Pharmaceuticals, Inc., Class A (A)	2,329	1,144,983
Reinsurance Group of America, Inc., Class A	12,783	1,792,177
Royal Caribbean Cruises, Ltd., Class A	29,099	3,290,224
Shire PLC, Class B, ADR	13,139	2,201,308
Southwest Airlines Co.	53,537	2,971,839
Synchrony Financial	50,243	1,523,368
Ultragenyx Pharmaceutical, Inc. (A)	8,970	594,890
United Continental Holdings, Inc. (A)	21,239	1,437,456
Visa, Inc., Class A	27,118	2,699,868
WEC Energy Group, Inc.	14,141	890,459
Wells Fargo & Co.	47,989	2,588,527

		58,068,912

Total Common Stocks (Cost $96,479,894)		119,272,487

PREFERRED STOCK - 0.4%
Republic of Korea - 0.4%
Hyundai Motor Co.
3.85% (D)	5,654	535,565

Total Preferred Stock (Cost $620,084)		535,565

EXCHANGE-TRADED FUNDS - 2.0%
United States - 2.0%
iShares MSCI EAFE ETF	9,531	637,910
SPDR S&P 500 ETF Trust	2,462	607,548
Vanguard FTSE All-World ex-US ETF	12,315	636,932

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
United States (continued)
Vanguard S&P 500 ETF	2,680	$ 607,395

Total Exchange-Traded Funds (Cost $2,493,717)		2,489,785

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (D)	607,217	607,217

Total Securities Lending Collateral (Cost $607,217)		607,217

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.12% (D), dated 07/31/2017, to be repurchased at $2,933,696 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.08% (D), due 10/20/2017, and with a value of $2,992,845.	$ 2,933,686	2,933,686

Total Repurchase Agreement (Cost $2,933,686)		2,933,686

Total Investments (Cost $103,134,598) (E)		125,838,740
Net Other Assets (Liabilities) - (1.2)%		(1,431,539)

Net Assets - 100.0%		$ 124,407,201

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.1%	$ 18,996,428
Internet Software & Services	9.0	11,381,999
Oil, Gas & Consumable Fuels	5.7	7,113,409
Biotechnology	4.8	6,074,591
Hotels, Restaurants & Leisure	4.3	5,422,713
Electric Utilities	4.2	5,257,113
Machinery	3.8	4,763,517
Software	3.6	4,560,055
Insurance	3.6	4,544,500
Airlines	3.5	4,409,295
Health Care Equipment & Supplies	2.9	3,667,573
Textiles, Apparel & Luxury Goods	2.8	3,502,943
Construction Materials	2.7	3,457,741
Electronic Equipment, Instruments & Components	2.5	3,202,304
Diversified Telecommunication Services	2.3	2,860,130
Household Durables	2.3	2,847,890
Aerospace & Defense	2.2	2,719,507
IT Services	2.1	2,699,868
Food & Staples Retailing	1.9	2,424,916
Internet & Direct Marketing Retail	1.9	2,343,014
Pharmaceuticals	1.8	2,205,317
Diversified Financial Services	1.5	1,846,109
Health Care Technology	1.4	1,785,624
Building Products	1.4	1,741,077
Automobiles	1.3	1,629,819
Consumer Finance	1.2	1,523,368
Auto Components	1.2	1,520,051
International Equity Funds	1.0	1,274,842
Life Sciences Tools & Services	1.0	1,257,283
U.S. Equity Funds	1.0	1,214,943
Real Estate Management & Development	0.9	1,195,852
Specialty Retail	0.9	1,140,960
Multi-Utilities	0.7	890,459
Gas Utilities	0.7	822,627

Investments, at Value	97.2	122,297,837
Short-Term Investments	2.8	3,540,903

Total Investments	100.0%	$ 125,838,740

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$69,587,716	$49,684,771	$—	$119,272,487
Preferred Stock	—	535,565	—	535,565
Exchange-Traded Funds	2,489,785	—	—	2,489,785
Securities Lending Collateral	607,217	—	—	607,217
Repurchase Agreement	—	2,933,686	—	2,933,686

Total Investments	$72,684,718	$53,154,022	$—	$125,838,740

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the value of the 144A security is $1,301,816, representing 1.0% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)

All or a portion of the security is on loan. The value of the security on loan is $594,570. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rates disclosed reflect the yields at July 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $103,134,598. Aggregate gross unrealized appreciation and depreciation for all securities is $24,212,582 and $1,508,440, respectively. Net unrealized appreciation for tax purposes is $22,704,142.

(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 90.7%
Money Market Funds - 90.7%
BlackRock Liquidity Funds T-Fund Portfolio	11,759,222	$ 11,759,222
Dreyfus Treasury Cash Management	47,540,195	47,540,195
UBS Select Treasury Preferred	58,852,585	58,852,585

Total Short-Term Investment Companies (Cost $118,152,002)		118,152,002

Total Investments (Cost $118,152,002) (A)		118,152,002
Net Other Assets (Liabilities) - 9.3%		12,060,666

Net Assets - 100.0%		$ 130,212,668

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	2.00%	09/12/2019	AUD	254,360,000	$293,585	$35,663	$257,922
3-Month CAD-CDOR	Pay	1.50	09/16/2019	CAD	78,230,000	214,479	—	214,479
3-Month CAD-CDOR	Receive	2.00	09/13/2027	CAD	6,130,000	(153,496)	—	(153,496)
3-Month NZD-BKBM	Pay	2.50	09/11/2019	NZD	5,200,000	(18,255)	(6,072)	(12,183)
3-Month NZD-BKBM	Receive	3.00	09/11/2019	NZD	244,620,000	2,638,406	—	2,638,406
3-Month NZD-BKBM	Receive	3.50	09/15/2027	NZD	900,000	11,034	17,459	(6,425)
3-Month NZD-BKBM	Pay	4.00	09/15/2027	NZD	36,370,000	(1,617,113)	—	(1,617,113)
3-Month SEK-STIBOR-SIDE	Pay	0.50	09/18/2019	SEK	972,370,000	(1,651,803)	(779,238)	(872,565)
3-Month SEK-STIBOR-SIDE	Receive	1.50	09/15/2027	SEK	88,640,000	168,992	286,883	(117,891)
3-Month USD-LIBOR	Receive	1.75	09/20/2019	USD	55,210,000	125,741	116,639	9,102
3-Month USD-LIBOR	Pay	2.50	09/20/2027	USD	10,120,000	(216,038)	(14,065)	(201,973)
6-Month AUD-BBR-BBSW	Pay	3.00	09/09/2027	AUD	31,670,000	(271,363)	(2,576)	(268,787)
6-Month CHF-LIBOR	Receive	0.25	09/15/2027	CHF	10,340,000	(109,713)	—	(109,713)
6-Month CHF-LIBOR	Pay	0.50	09/18/2019	CHF	67,050,000	(17,860)	—	(17,860)
6-Month EUR-EURIBOR	Pay	0.50	09/18/2019	EUR	192,670,000	(2,875,324)	—	(2,875,324)
6-Month EUR-EURIBOR	Receive	1.00	09/15/2027	EUR	19,420,000	50,920	68,874	(17,954)
6-Month GBP-LIBOR	Receive	0.50	09/18/2019	GBP	21,800,000	(76,110)	(91,449)	15,339
6-Month GBP-LIBOR	Pay	1.00	09/18/2019	GBP	208,080,000	(1,996,969)	—	(1,996,969)
6-Month GBP-LIBOR	Receive	1.50	09/15/2027	GBP	9,760,000	229,816	—	229,816
6-Month JPY-LIBOR	Pay	0.25	09/18/2019	JPY	28,096,600,000	(1,043,655)	(715,243)	(328,412)
6-Month JPY-LIBOR	Receive	0.25	09/15/2027	JPY	3,092,040,000	(97,133)	(87,873)	(9,260)
6-Month NOK-NIBOR	Receive	1.50	09/18/2019	NOK	455,820,000	399,879	339,426	60,453
6-Month NOK-NIBOR	Pay	2.00	09/15/2027	NOK	114,910,000	48,494	38,438	10,056

Total						$(5,963,486)	$(793,134)	$(5,170,352)

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements (E)

Reference Entity	Counterparty	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	MLI	Receive	09/29/2017	566,000	$7,106	$—	$7,106
10-Year Canada Government Bond Futures	MLI	Receive	09/20/2017	131,000	763,756	—	763,756
10-Year Japan Government Bond Futures	MLI	Receive	09/12/2017	7,999,999	(23,852)	—	(23,852)
10-Year U.K. Gilt Futures	MLI	Receive	09/27/2017	14,000	25,925	—	25,925
10-Year U.S. Treasury Note Futures	MLI	Pay	09/20/2017	398,000	(66,760)	—	(66,760)
20-Year U.S. Treasury Note Futures	MLI	Receive	09/20/2017	57,000	30,799	—	30,799
BIST 30 Index Futures	GSI	Receive	08/29/2017	1,300	(3,230)	—	(3,230)
BM&F Bovespa Index Futures	MLI	Pay	08/16/2017	20	17,620	—	17,620
Brent Crude Oil Futures	CITI	Receive	08/30/2017	1,000	(3,965)	—	(3,965)
Corn Futures	MLI	Pay	08/25/2017	85,000	(16,144)	—	(16,144)
German Euro Bund Futures	MLI	Receive	09/07/2017	7,000	(1,075)	—	(1,075)
Hang Seng Index Futures	GSI	Pay	08/30/2017	2,050	91,868	—	91,868
HSCEI China Index Futures	GSI	Pay	08/30/2017	1,850	3,354	—	3,354
HSCEI China Index Futures	MLI	Pay	08/30/2017	900	2,530	—	2,530
KOSPI 200 Index Futures	MLI	Pay	09/14/2017	15,500,000	82,222	—	82,222
MSCI China Index Futures	GSI	Receive	09/20/2017	4,255	6,143	—	6,143
MSCI Hong Kong Index Futures	MLI	Receive	09/20/2017	42	9,767	—	9,767
MSCI Hong Kong Index Futures	MLI	Receive	09/20/2017	172	39,844	—	39,844
MSCI Italy Index Futures	MLI	Pay	09/20/2017	14,685	1,391	—	1,391
MSCI Italy Index Futures	MLI	Receive	09/20/2017	1,479,073	(282)	—	(282)
MSCI Japan Index Futures	MLI	Receive	09/20/2017	723,533	(16,529)	—	(16,529)
MSCI Mexico Index Futures	GSI	Pay	09/20/2017	3,607	1,109	—	1,109
MSCI Mexico Index Futures	GSI	Pay	09/20/2017	12,967	3,990	—	3,990
MSCI South Africa Index Futures	GSI	Pay	09/20/2017	4,224	(4,644)	—	(4,644)
MSCI South Africa Index Futures	GSI	Pay	09/20/2017	25,678	(22,319)	—	(22,319)
MSCI Switzerland Index Futures	MLI	Pay	09/20/2017	4,265	(35,374)	—	(35,374)
MSCI Switzerland Index Futures	MLI	Pay	09/20/2017	464	(3,848)	—	(3,848)
MSCI Switzerland Index Futures	MLI	Receive	09/20/2017	11,029,759	(3,430)	—	(3,430)
MSCI Switzerland Index Futures	MLI	Receive	09/20/2017	1,199,955	(373)	—	(373)
MSCI Taiwan Index Futures	GSI	Pay	08/30/2017	700	(1,429)	—	(1,429)
Natural Gas Futures	CITI	Pay	08/29/2017	250,000	(25,250)	—	(25,250)
SGX CNX Nifty Index Futures	GSI	Receive	08/31/2017	212	(16,548)	—	(16,548)
Soybean Futures	MLI	Pay	10/27/2017	30,000	19,750	—	19,750
Soybean Meal Futures	MLI	Receive	11/24/2017	900	(14,840)	—	(14,840)
Soybean Meal Futures	CITI	Receive	11/24/2017	300	(5,717)	—	(5,717)
Soybean Oil Futures	MLI	Receive	11/24/2017	240,000	(6,906)	—	(6,906)
Soybean Oil Futures	CITI	Receive	11/24/2017	360,000	(9,797)	—	(9,797)
Tel Aviv 35 Index Futures	MLI	Receive	08/25/2017	2,100	2,741	—	2,741
Wheat Futures	CITI	Pay	08/25/2017	5,000	(3,311)	—	(3,311)
WIG 20 Index Future	GSI	Receive	09/15/2017	300	(5,654)	—	(5,654)
WIG 20 Index Future	MLI	Receive	09/15/2017	120	(4,032)	—	(4,032)

Total					$814,606	$—	$814,606

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	28	08/09/2017	$12,846	$—
3-Month Aluminum	Short	(28)	08/09/2017	—	(13,396)
3-Month Aluminum	Long	1	08/10/2017	838	—
3-Month Aluminum	Short	(1)	08/10/2017	—	(662)
3-Month Aluminum	Long	3	08/24/2017	—	(2,918)
3-Month Aluminum	Short	(3)	08/24/2017	3,356	—
3-Month Aluminum	Long	2	08/31/2017	—	(350)
3-Month Aluminum	Short	(2)	08/31/2017	533	—
3-Month Aluminum	Long	2	09/12/2017	603	—
3-Month Aluminum	Short	(2)	09/12/2017	—	(748)
3-Month Aluminum	Long	2	10/06/2017	—	(1,152)
3-Month Aluminum	Short	(2)	10/06/2017	1,258	—
3-Month Copper	Long	1	08/09/2017	20,732	—
3-Month Copper	Short	(1)	08/09/2017	—	(20,492)
3-Month Copper	Long	1	08/31/2017	17,571	—
3-Month Copper	Short	(1)	08/31/2017	—	(17,632)
3-Month Copper	Long	1	09/12/2017	13,720	—
3-Month Copper	Short	(1)	09/12/2017	—	(13,992)
3-Month Copper	Long	3	10/06/2017	39,770	—
3-Month Copper	Short	(3)	10/06/2017	—	(39,632)
3-Month Copper	Long	2	10/12/2017	22,421	—
3-Month Copper	Short	(2)	10/12/2017	—	(22,734)
3-Month Copper	Long	13	10/19/2017	120,360	—
3-Month Copper	Short	(13)	10/19/2017	—	(122,557)
3-Month Copper	Long	1	10/20/2017	9,708	—
3-Month Copper	Short	(1)	10/20/2017	—	(9,743)
3-Month Copper	Long	1	10/25/2017	4,454	—
3-Month Copper	Short	(1)	10/25/2017	—	(4,515)
10-Year Australia Treasury Bond	Short	(65)	09/15/2017	94,427	—
10-Year Canada Government Bond	Short	(38)	09/20/2017	203,438	—
10-Year Japan Government Bond	Short	(39)	09/12/2017	37,103	—
10-Year Japan Government Bond Mini	Short	(225)	09/11/2017	43,647	—
10-Year U.S. Treasury Note	Short	(54)	09/20/2017	—	(7,365)
Aluminum	Long	28	09/18/2017	—	(18,408)
Aluminum	Short	(7)	09/18/2017	4,361	—
Amsterdam Index	Long	9	08/18/2017	8,811	—
BIST 30 Index	Short	(123)	08/29/2017	—	(27,463)
Brent Crude Oil	Short	(4)	08/31/2017	—	(14,850)
CAC 40 Index	Short	(195)	08/18/2017	207,569	—
Copper	Long	16	09/18/2017	150,329	—
Copper	Short	(14)	09/18/2017	—	(215,778)
Corn	Short	(40)	09/14/2017	12,391	—
DAX® Index	Long	23	09/15/2017	—	(446,023)
EURO STOXX 50® Index	Long	271	09/15/2017	—	(287,418)
FTSE 100 Index	Short	(98)	09/15/2017	50,516	—
FTSE Bursa Malaysia KLCI	Long	1	08/30/2017	—	(37)
FTSE JSE Top 40 Index	Short	(71)	09/21/2017	—	(160,900)
FTSE MIB Index	Short	(6)	09/15/2017	—	(19,687)
German Euro Bund	Short	(47)	09/07/2017	18,910	—
Gold 100 oz	Long	14	12/27/2017	31,556	—
H-Shares Index	Long	11	08/30/2017	1,610	—
IBEX 35 Index	Long	43	08/18/2017	—	(13,892)
KOSPI 200 Index	Long	2	09/14/2017	2,729	—
Lead	Long	1	09/18/2017	5,150	—
MSCI Singapore Index	Long	124	08/30/2017	11,776	—
MSCI Taiwan Index	Short	(9)	08/30/2017	1,062	—
Natural Gas	Long	76	08/29/2017	—	(128,563)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
New York Harbor ULSD	Long	5	08/31/2017	$31,776	$—
Nickel	Long	9	09/18/2017	42,665	—
OMX Stockholm 30 Index	Long	119	08/18/2017	—	(97,163)
RBOB Gasoline	Long	5	08/31/2017	29,335	—
S&P 500® E-Mini	Short	(80)	09/15/2017	—	(101,062)
S&P/ASX 200 Index	Short	(146)	09/21/2017	183,870	—
S&P/TSX 60 Index	Short	(14)	09/14/2017	922	—
SET 50 Index	Short	(78)	09/28/2017	—	(1,400)
SGX CNX Nifty Index	Long	17	08/31/2017	2,980	—
Silver	Long	26	09/27/2017	67,770	—
Soybean	Long	16	11/14/2017	18,732	—
Soybean Oil	Short	(32)	12/14/2017	—	(54,303)
TOPIX Index	Long	2	09/07/2017	1,853	—
U.K. Gilt	Long	42	09/27/2017	—	(203)
Wheat	Long	2	09/14/2017	—	(6,329)
WTI Crude	Long	46	08/22/2017	204,615	—
Zinc	Long	8	09/18/2017	28,573	—

Total				$1,766,646	$(1,871,367)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/20/2017	AUD	25,114,000	USD	19,341,973	$736,252	$—
CITI	09/20/2017	BRL	3,902,000	USD	1,208,487	31,279	—
CITI	09/20/2017	CAD	24,755,000	USD	18,732,797	1,137,117	—
CITI	09/20/2017	CHF	1,829,000	USD	1,907,835	194	(10,253)
CITI	09/20/2017	CLP	1,170,000,000	USD	1,760,408	38,094	—
CITI	09/20/2017	CNH	1,500,000	USD	219,502	2,872	—
CITI	09/20/2017	COP	320,000,000	USD	108,425	—	(1,902)
CITI	09/20/2017	CZK	55,700,000	USD	2,391,829	145,969	—
CITI	09/20/2017	EUR	32,323,000	USD	36,492,351	1,878,060	—
CITI	09/20/2017	GBP	21,007,000	USD	27,198,030	567,136	—
CITI	09/20/2017	HKD	36,865,453	USD	4,739,208	—	(12,652)
CITI	09/20/2017	HUF	732,282,000	USD	2,706,417	151,083	—
CITI	09/20/2017	IDR	1,800,000,000	USD	133,885	454	—
CITI	09/20/2017	INR	258,334,000	USD	3,964,938	35,278	—
CITI	09/20/2017	JPY	2,906,370,000	USD	26,262,435	207,912	(45,607)
CITI	09/20/2017	KRW	6,655,599,000	USD	5,930,199	29,833	(9,742)
CITI	09/20/2017	MXN	127,360,000	USD	6,904,449	194,011	(3,590)
CITI	09/20/2017	NOK	95,480,000	USD	11,729,171	427,459	—
CITI	09/20/2017	NZD	10,282,000	USD	7,389,188	325,396	—
CITI	09/20/2017	PLN	2,900,000	USD	779,778	26,720	—
CITI	09/20/2017	RUB	72,000,000	USD	1,244,291	—	(52,816)
CITI	09/20/2017	SEK	29,453,000	USD	3,404,706	253,909	—
CITI	09/20/2017	SGD	2,890,000	USD	2,088,327	45,828	—
CITI	09/20/2017	TRY	14,290,000	USD	3,927,799	70,000	—
CITI	09/20/2017	TWD	41,100,000	USD	1,367,468	493	(3,765)
CITI	09/20/2017	USD	9,458,687	AUD	12,639,000	—	(645,982)
CITI	09/20/2017	USD	4,723,272	BRL	15,828,018	—	(305,700)
CITI	09/20/2017	USD	6,107,398	CAD	8,032,000	—	(339,590)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/20/2017	USD	13,693,824	CHF	13,189,000	$23,272	$(14,389)
CITI	09/20/2017	USD	1,934,505	CLP	1,300,000,000	—	(63,831)
CITI	09/20/2017	USD	3,642,209	CNH	25,011,114	4	(65,654)
CITI	09/20/2017	USD	934,552	COP	2,760,000,000	15,787	—
CITI	09/20/2017	USD	13,787,465	EUR	12,129,000	—	(610,787)
CITI	09/20/2017	USD	41,063,940	GBP	31,644,000	—	(760,257)
CITI	09/20/2017	USD	1,042,945	HKD	8,116,000	2,384	—
CITI	09/20/2017	USD	348,812	IDR	4,700,000,000	—	(1,965)
CITI	09/20/2017	USD	230,766	ILS	820,000	57	(35)
CITI	09/20/2017	USD	5,274,739	INR	344,000,000	—	(51,988)
CITI	09/20/2017	USD	10,337,951	JPY	1,149,290,000	2,959	(114,362)
CITI	09/20/2017	USD	7,112,997	KRW	7,968,052,000	2,425	(13,088)
CITI	09/20/2017	USD	1,659,075	MXN	30,952,834	557	(65,778)
CITI	09/20/2017	USD	7,329,072	NOK	61,691,000	—	(525,502)
CITI	09/20/2017	USD	14,630,574	NZD	20,707,000	—	(905,887)
CITI	09/20/2017	USD	1,277,646	PHP	65,000,000	104	(7,830)
CITI	09/20/2017	USD	823,909	RUB	49,000,000	15,539	(2,495)
CITI	09/20/2017	USD	7,903,986	SEK	67,174,000	—	(440,289)
CITI	09/20/2017	USD	1,779,597	SGD	2,460,000	—	(37,019)
CITI	09/20/2017	USD	604,386	TRY	2,210,000	—	(13,888)
CITI	09/20/2017	USD	2,639,714	ZAR	35,091,000	19,734	(20,271)
CITI	09/20/2017	ZAR	21,457,000	USD	1,624,950	3,919	(14,442)

Total						$6,392,090	$(5,161,356)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$118,152,002	$—	$—	$118,152,002

Total Investments	$118,152,002	$—	$—	$118,152,002

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$4,181,346	$—	$4,181,346
Over-the-Counter Total Return Swap Agreements	—	1,109,915	—	1,109,915
Futures Contracts (H)	1,766,646	—	—	1,766,646
Forward Foreign Currency Contracts (H)	—	6,392,090	—	6,392,090

Total Other Financial Instruments	$1,766,646	$11,683,351	$—	$13,449,997

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(10,144,832)	$—	$(10,144,832)
Over-the-Counter Total Return Swap Agreements	—	(295,309)	—	(295,309)
Futures Contracts (H)	(1,871,367)	—	—	(1,871,367)
Forward Foreign Currency Contracts (H)	—	(5,161,356)	—	(5,161,356)

Total Other Financial Instruments	$(1,871,367)	$(15,601,497)	$—	$(17,472,864)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $118,152,002.
(B)	Cash on deposit with broker in the amount of $9,656,677 has been segregated as collateral on centrally cleared swap agreements.
(C)	Cash deposit due to broker in the amount of $898,805 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash on deposit with custodian in the amount of $1,810,025 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Cash on deposit with broker in the amount of $6,353,374 has been segregated as collateral to cover margin requirements for open futures contracts.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 6.7%
Aventus Retail Property Fund, Ltd., REIT	113,942	$ 205,096
Dexus, REIT	64,124	481,186
GPT Group, REIT	129,891	497,742
LendLease Group	10,291	138,723
Mirvac Group, REIT	64,379	111,762
Scentre Group, REIT (A)	133,598	441,408
Stockland, REIT	17,396	58,450

		1,934,367

Austria - 0.5%
BUWOG AG (B)	5,175	152,143

Canada - 0.8%
Pure Industrial Real Estate Trust, REIT	16,500	84,303
Smart Real Estate Investment Trust	5,700	143,375

		227,678

France - 4.0%
Gecina SA, REIT	1,829	276,276
Klepierre, REIT	11,865	482,824
Unibail-Rodamco SE, REIT	1,569	392,558

		1,151,658

Germany - 4.8%
ADO Properties SA (A) (C)	3,888	175,613
Deutsche Wohnen AG	6,142	243,466
LEG Immobilien AG	3,682	354,323
Vonovia SE	14,903	604,333

		1,377,735

Hong Kong - 8.6%
Cheung Kong Property Holdings, Ltd.	76,490	619,398
Hang Lung Properties, Ltd.	143,000	356,273
Hongkong Land Holdings, Ltd.	39,000	293,280
Link REIT	56,100	456,080
Swire Properties, Ltd.	90,800	313,873
Wharf Holdings, Ltd.	32,800	279,045
Wheelock & Co., Ltd.	23,000	173,439

		2,491,388

Japan - 13.6%
Activia Properties, Inc., REIT	27	121,352
Daito Trust Construction Co., Ltd.	900	152,170
Daiwa House Industry Co., Ltd.	5,323	185,843
Hulic Co., Ltd.	31,100	328,645
Kenedix Retail REIT Corp.	141	309,383
Mitsubishi Estate Co., Ltd.	13,136	239,021
Mitsui Fudosan Co., Ltd.	43,046	989,615
Mitsui Fudosan Logistics Park, Inc., REIT	55	159,395
Mori Hills REIT Investment Corp. (A)	164	206,627
Nippon Building Fund, Inc., REIT (A)	72	388,589
Nippon Prologis REIT, Inc. (A)	96	202,458
Nomura Real Estate Holdings, Inc.	5,800	115,111
Orix JREIT, Inc., Class A	185	280,911
Tokyo Tatemono Co., Ltd.	17,000	231,611

		3,910,731

Netherlands - 0.2%
Eurocommercial Properties NV, CVA	1,107	44,798

	Shares	Value
COMMON STOCKS (continued)
Singapore - 2.5%
CapitaLand Mall Trust, REIT	143,400	$ 212,695
CapitaLand, Ltd.	102,600	279,374
City Developments, Ltd.	13,800	114,665
Global Logistic Properties, Ltd., Class L	2,300	5,618
Mapletree Commercial Trust, REIT	93,536	110,782

		723,134

Spain - 1.0%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	6,647	119,919
Inmobiliaria Colonial SA	17,774	166,202

		286,121

Sweden - 0.9%
Castellum AB	7,590	117,980
Fabege AB	7,438	146,939

		264,919

United Kingdom - 5.5%
British Land Co. PLC, REIT	14,090	113,494
Derwent London PLC, REIT	2,063	77,520
Hammerson PLC, REIT	28,697	217,522
Land Securities Group PLC, REIT	45,442	612,153
Safestore Holdings PLC, REIT	13,860	77,244
Segro PLC, REIT	37,982	264,098
Tritax Big Box REIT PLC	49,067	96,979
UNITE Group PLC, REIT	13,827	122,413

		1,581,423

United States - 49.8%
Alexandria Real Estate Equities, Inc., REIT	3,800	460,750
AvalonBay Communities, Inc., REIT	3,505	674,187
Boston Properties, Inc., REIT	2,700	326,457
Camden Property Trust, REIT	2,900	260,130
Crown Castle International Corp., REIT	1,400	140,812
CubeSmart, Class A, REIT	11,660	287,536
CyrusOne, Inc., REIT	4,900	292,579
DCT Industrial Trust, Inc., REIT	5,675	319,730
DiamondRock Hospitality Co., REIT	13,200	154,176
Digital Realty Trust, Inc., REIT	1,085	125,144
Equinix, Inc., REIT	706	318,215
Equity Residential, REIT	5,086	346,153
Extra Space Storage, Inc., REIT	9,257	735,931
Gaming and Leisure Properties, Inc., REIT	9,500	360,430
Geo Group, Inc., REIT	7,700	225,995
GGP, Inc., REIT	32,403	732,632
HCP, Inc., REIT	14,500	458,925
Healthcare Trust of America, Inc., Class A, REIT	11,258	344,382
Host Hotels & Resorts, Inc., REIT	15,877	296,265
Hudson Pacific Properties, Inc., REIT	7,431	243,142
Invitation Homes, Inc., REIT	6,500	138,580
Iron Mountain, Inc., REIT	7,883	287,178
JBG SMITH Properties, REIT (B)	1	18
Kilroy Realty Corp., REIT	3,600	249,876
Kimco Realty Corp., REIT	14,803	298,725
Park Hotels & Resorts, Inc., REIT	7,900	212,747
Prologis, Inc., Class A, REIT	14,203	863,684
Regency Centers Corp., REIT	7,510	497,312
Simon Property Group, Inc., REIT	8,070	1,279,095
SL Green Realty Corp., REIT	4,500	464,715
Starwood Waypoint Homes REIT	7,100	247,151
STORE Capital Corp., REIT	9,100	212,849
Sun Communities, Inc., REIT	3,800	338,238

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sunstone Hotel Investors, Inc., REIT	12,467	$ 202,963
UDR, Inc., REIT	9,683	378,508
VEREIT, Inc.	50,500	419,655
Vornado Realty Trust, Class A, REIT	5,637	447,296
Welltower, Inc., REIT	9,774	717,314

		14,359,475

Total Common Stocks (Cost $23,103,585)		28,505,570

RIGHT - 0.0% (D)
France - 0.0% (D)
Gecina SA (A) (B) Exercise Price EUR 110.50 Expiration Date 08/02/2017	3,255	9,664

Total Right (Cost $4,252)		9,664

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (E)	644,857	644,857

Total Securities Lending Collateral (Cost $644,857)		644,857

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.12% (E), dated 07/31/2017, to be repurchased at $203,313 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $210,921.	$ 203,312	203,312

Total Repurchase Agreement (Cost $203,312)		203,312

Total Investments (Cost $23,956,006) (F)		29,363,403
Net Other Assets (Liabilities) - (1.9)%		(535,176)

Net Assets - 100.0%		$ 28,828,227

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	74.0%	$ 21,738,531
Real Estate Management & Development	23.1	6,776,703

Investments, at Value	97.1	28,515,234
Short-Term Investments	2.9	848,169

Total Investments	100.0%	$ 29,363,403

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,587,153	$13,918,417	$—	$28,505,570
Right	—	9,664	—	9,664
Securities Lending Collateral	644,857	—	—	644,857
Repurchase Agreement	—	203,312	—	203,312

Total Investments	$15,232,010	$14,131,393	$—	$29,363,403

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $613,569. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the value of the 144A security is $175,613, representing 0.6% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at July 31, 2017.
(F)	Aggregate cost for federal income tax purposes is $23,956,006. Aggregate gross unrealized appreciation and depreciation for all securities is $5,556,431 and $149,034, respectively. Net unrealized appreciation for tax purposes is $5,407,397.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.2%
Federal Agricultural Mortgage Corp.
1.12% (A), 06/22/2018, MTN	$ 7,500,000	$ 7,500,000
1.13% (A), 04/03/2018	6,000,000	6,000,000
Federal Farm Credit Banks
1.03% (A), 09/28/2018	4,500,000	4,500,492
1.07% (A), 04/03/2019	3,800,000	3,799,506
1.34% (A), 11/13/2017	3,200,000	3,200,047
1.35% (A), 08/01/2017	720,000	720,000
Federal Home Loan Banks
1.04% (A), 06/01/2018	6,500,000	6,500,000
1.09% (A), 10/19/2018	6,500,000	6,500,000
1.10% (A), 01/18/2019	3,800,000	3,801,319
1.13% (A), 01/14/2019	3,600,000	3,600,000
1.17% (A), 08/25/2017	2,600,000	2,600,075
1.21% (A), 12/18/2017	1,950,000	1,951,051
1.28% (A), 10/04/2017	6,500,000	6,500,183
1.31% (A), 10/27/2017	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.
0.90% (A), 08/10/2018, MTN	7,500,000	7,500,000
Federal National Mortgage Association
1.23% (A), 03/21/2018	3,500,000	3,506,209

Total U.S. Government Agency Obligations (Cost $73,178,882)		73,178,882

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.6%
Federal Agricultural Mortgage Corp.
1.25% (A), 08/25/2017	3,250,000	3,250,011
Federal Agricultural Mortgage Corp. Discount Notes
1.18% (B), 01/02/2018	5,000,000	4,975,189
Federal Farm Credit Discount Notes
0.66% (B), 08/07/2017	1,350,000	1,349,854
0.72% (B), 09/08/2017	4,000,000	3,997,002
Federal Home Loan Bank Discount Notes
0.92% (B), 08/04/2017	10,000,000	9,999,248
0.97% (B), 08/23/2017	7,750,000	7,745,496
1.06% (B), 09/22/2017	11,000,000	10,983,396
1.08% (B), 10/18/2017	8,000,000	7,981,661
1.10% (B), 10/25/2017 - 11/06/2017	10,800,000	10,771,325

Total Short-Term U.S. Government Agency Obligations (Cost $61,053,182)		61,053,182

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.5%
U.S. Treasury Bill
1.08% (B), 12/21/2017	3,700,000	3,684,530
1.13% (B), 12/21/2017	8,000,000	7,964,942

Total Short-Term U.S. Government Obligations (Cost $11,649,472)		11,649,472

REPURCHASE AGREEMENTS - 43.6%
Barclays Capital, Inc. 1.03% (B), dated 07/31/2017, to be repurchased at $14,700,421 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/20/2047, and with a value of $14,994,000.	14,700,000	14,700,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.26% (B), dated 07/07/2017, to be repurchased at $9,219,320 on 09/05/2017. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 07/20/2047, and with a value of $9,384,000. (C)

	$ 9,200,000	$ 9,200,000
Goldman Sachs & Co. 1.02% (B), dated 07/31/2017, to be repurchased at $11,300,320 on 08/01/2017. Collateralized by U.S. Government Agency Obligations and Corporate Debt Securities, 1.50% - 6.00%, due 10/01/2018 - 04/25/2042, and with a total value of $11,526,000.	11,300,000	11,300,000
ING Financial Markets LLC 1.00% (B), dated 07/31/2017, to be repurchased at $26,600,739 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 07/20/2018, and with a value of $27,133,828.	26,600,000	26,600,000
Jefferies LLC 1.14% (B), dated 07/31/2017, to be repurchased at $15,300,485 on 08/01/2017. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.50%, due 09/01/2043 - 02/15/2059, and with a total value of $15,606,001.	15,300,000	15,300,000
Nomura Securities International, Inc. 1.06% (B), dated 07/31/2017, to be repurchased at $35,701,051 on 08/01/2017. Collateralized by U.S. Government Agency Obligations, 3.00% - 8.00%, due 10/01/2018 - 07/20/2047, and with a total value of $36,414,000.	35,700,000	35,700,000
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $251,001 on 08/01/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 08/15/2025, and with a value of $258,624.	251,000	251,000

Total Repurchase Agreements (Cost $113,051,000)		113,051,000

Total Investments (Cost $258,932,536) (D)		258,932,536
Net Other Assets (Liabilities) - 0.1%		134,614

Net Assets - 100.0%		$ 259,067,150

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$73,178,882	$—	$73,178,882
Short-Term U.S. Government Agency Obligations	—	61,053,182	—	61,053,182
Short-Term U.S. Government Obligations	—	11,649,472	—	11,649,472
Repurchase Agreements	—	113,051,000	—	113,051,000

Total Investments	$—	$258,932,536	$—	$258,932,536

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Rates disclosed reflect the yields at July 31, 2017.
(C)	Illiquid security. At July 31, 2017, the value of such securities amounted to $9,200,000 or 3.6% of the Fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $258,932,536.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.0%
Boeing Co.	28,708	$ 6,960,542

Air Freight & Logistics - 1.1%
FedEx Corp.	17,500	3,640,525

Automobiles - 1.3%
Tesla, Inc. (A)	13,915	4,501,085

Banks - 1.6%
JPMorgan Chase & Co.	60,524	5,556,103

Beverages - 1.4%
Constellation Brands, Inc., Class A	2,830	547,180
Monster Beverage Corp. (A)	78,269	4,128,690

		4,675,870

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (A)	7,090	973,741
BioMarin Pharmaceutical, Inc. (A)	43,566	3,822,045
Celgene Corp. (A)	60,383	8,176,462
Regeneron Pharmaceuticals, Inc., Class A (A)	6,471	3,181,273
Shire PLC, Class B, ADR	15,102	2,530,189
Vertex Pharmaceuticals, Inc. (A)	25,228	3,830,115

		22,513,825

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	17,840	4,019,887

Chemicals - 1.1%
Albemarle Corp.	32,139	3,721,696

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	33,435	974,296

Equity Real Estate Investment Trusts - 1.2%
Crown Castle International Corp.	41,958	4,220,136

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	23,367	3,703,903

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	17,954	3,443,757

Hotels, Restaurants & Leisure - 3.5%
Marriott International, Inc., Class A	60,367	6,289,638
McDonald’s Corp.	35,630	5,527,638

		11,817,276

Internet & Direct Marketing Retail - 11.4%
Amazon.com, Inc. (A)	16,114	15,917,087
Expedia, Inc.	17,896	2,800,187
Netflix, Inc. (A)	65,259	11,854,950
Priceline Group, Inc. (A)	4,109	8,335,107

		38,907,331

Internet Software & Services - 16.7%
Alibaba Group Holding, Ltd., ADR (A)	87,480	13,555,026
Alphabet, Inc., Class A (A)	8,257	7,806,993
Alphabet, Inc., Class C (A)	8,420	7,834,810

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Facebook, Inc., Class A (A)	100,311	$ 16,977,637
Tencent Holdings, Ltd.	268,722	10,782,183

		56,956,649

IT Services - 7.1%
FleetCor Technologies, Inc. (A)	26,615	4,047,077
Mastercard, Inc., Class A	78,046	9,974,279
Visa, Inc., Class A	102,976	10,252,290

		24,273,646

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	18,863	3,279,333

Machinery - 1.9%
Caterpillar, Inc.	15,453	1,760,869
Parker-Hannifin Corp.	28,522	4,734,082

		6,494,951

Media - 1.8%
Charter Communications, Inc., Class A (A)	15,531	6,086,754

Oil, Gas & Consumable Fuels - 1.2%
Concho Resources, Inc. (A)	30,108	3,921,868

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	13,834	1,369,428

Pharmaceuticals - 3.7%
Allergan PLC	23,092	5,826,804
Bristol-Myers Squibb Co.	120,630	6,863,847

		12,690,651

Semiconductors & Semiconductor Equipment - 5.9%
Broadcom, Ltd.	27,787	6,853,941
NVIDIA Corp.	53,623	8,714,274
QUALCOMM, Inc.	32,446	1,725,803
Texas Instruments, Inc.	33,884	2,757,480

		20,051,498

Software - 13.3%
Activision Blizzard, Inc.	109,360	6,756,261
Adobe Systems, Inc. (A)	55,155	8,079,656
Microsoft Corp.	175,385	12,750,490
Red Hat, Inc. (A)	36,144	3,573,557
salesforce.com, Inc. (A)	90,086	8,179,809
Splunk, Inc. (A)	39,346	2,361,153
Workday, Inc., Class A (A)	36,583	3,735,490

		45,436,416

Specialty Retail - 3.6%
Home Depot, Inc.	34,768	5,201,293
Industria de Diseno Textil SA	133,370	5,303,305
Ulta Beauty, Inc. (A)	6,974	1,751,939

		12,256,537

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	130,926	19,472,624

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	24,994	5,710,466

Total Common Stocks (Cost $184,563,672)		336,657,053

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.4%

State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $4,725,987 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $4,825,452.

	$ 4,725,971	$ 4,725,971

Total Repurchase Agreement (Cost $4,725,971)		4,725,971

Total Investments (Cost $189,289,643) (C)		341,383,024
Net Other Assets (Liabilities) - (0.2)%		(575,041)

Net Assets - 100.0%		$ 340,807,983

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$314,861,099	$21,795,954	$—	$336,657,053
Repurchase Agreement	—	4,725,971	—	4,725,971

Total Investments	$314,861,099	$26,521,925	$—	$341,383,024

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $189,289,643. Aggregate gross unrealized appreciation and depreciation for all securities is $152,791,492 and $698,111, respectively. Net unrealized appreciation for tax purposes is $152,093,381.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 32.8%
American Express Credit Account Master Trust
Series 2014-3, Class A,
1.49%, 04/15/2020	$ 1,000,000	$ 1,000,140
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,500,224
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class C,
2.38%, 06/10/2019	355,154	355,529
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,289,927
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	756,866
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	964,499
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	992,635
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	1,006,655
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	853,699
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,253,690
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	377,096
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,989,630
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	3,350,000	3,373,635
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,655,898
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,009,027
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	1,000,468
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	720,962
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,004,716
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,798,456
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,317,791
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,902,850
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,346,287	3,321,421
Series 2016-A6, Class A6,
1.82%, 09/15/2022	2,015,000	2,017,903
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	2,010,496
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	905,771
Chase Issuance Trust
Series 2014-A7, Class A7,
1.38%, 11/15/2019	2,000,000	2,000,199

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC
Series 2017-2A, Class B,
2.81%, 05/15/2029 (A)	$ 1,300,000	$ 1,300,927
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (A)	2,000,000	2,001,585
Citibank Credit Card Issuance Trust
Series 2017-A2, Class A2,
1.74%, 01/19/2021	3,000,000	3,005,359
CitiBank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	3,700,000	3,711,696
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	605,733	597,112
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	396,552	397,928
CNH Equipment Trust
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,100,572
Series 2014-A, Class A3,
0.84%, 05/15/2019	3,971	3,970
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,051,430
Series 2014-C, Class A3,
1.05%, 11/15/2019	630,952	630,215
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,003,235
Series 2015-B, Class A3,
1.37%, 07/15/2020	694,826	694,064
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,830,154
Colony American Homes
Series 2015-1A, Class A,
2.43% (B), 07/17/2032 (A)	1,548,022	1,558,039
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	746,292	742,676
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	893,203	885,043
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	569,908	561,868
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	1,999,989
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	3,027,368
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	742,458	747,804
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,405,242
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,592,078
Ford Credit Floorplan Master Owner Trust
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,049,362
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,158,614
Global SC Finance II SRL
Series 2013-1A, Class A,
2.98%, 04/17/2028 (A)	963,125	952,537
Huntington Auto Trust
Series 2016-1, Class A3,
1.59%, 11/16/2020	1,835,000	1,834,829

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2017-B, Class A4,
2.11%, 07/15/2024	$ 1,300,000	$ 1,302,730
Master Credit Card Trust II
Series 2017-1A, Class A,
2.26%, 07/21/2021 (A)	2,330,000	2,349,249
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,362,991	1,357,043
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	809,037	800,066
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2,
1.44%, 01/15/2020	2,090,000	2,089,360
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	965,393	974,470
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	447,740	447,960
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,077,139
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A2A,
1.42%, 09/16/2019	1,375,000	1,374,598
Tricon American Homes Trust
Series 2015-SFR1, Class B,
2.88% (B), 05/17/2032 (A)	730,000	735,293
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021 (A)	1,350,000	1,361,231
Series 2017-2A, Class C,
2.38%, 12/20/2021 (A)	850,000	850,223
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,453,588
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,029,867
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	997,208

Total Asset-Backed Securities (Cost $101,462,154)		101,423,904

CORPORATE DEBT SECURITIES - 28.7%
Banks - 6.6%
Bank of America Corp.
6.88%, 04/25/2018, MTN	3,941,000	4,085,733
Bank of Nova Scotia
2.15%, 07/14/2020	1,250,000	1,254,849
Citigroup, Inc.
2.55%, 04/08/2019	3,425,000	3,460,586
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	1,014,300
KeyBank NA
2.35%, 03/08/2019	3,330,000	3,359,221
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	3,820,000	3,828,671
Wells Fargo & Co.
2.50%, 03/04/2021	3,425,000	3,451,571

		20,454,931

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	$ 2,000,000	$ 2,033,812

Capital Markets - 2.3%
Goldman Sachs Group, Inc.
2.67% (B), 04/23/2021	3,005,000	3,062,278
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,052,564

		7,114,842

Chemicals - 0.8%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,577,292

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.20%, 02/28/2021	825,000	832,072

Consumer Finance - 4.8%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,505,376
3.34%, 03/28/2022	1,000,000	1,017,062
General Motors Financial Co., Inc.
3.15%, 01/15/2020	3,080,000	3,148,777
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,848,495
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	762,358
Synchrony Financial
1.88%, 08/15/2017	3,480,000	3,480,216
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN	2,025,000	2,029,923

		14,792,207

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,568,663

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
2.80%, 02/17/2021	2,215,000	2,246,878
Verizon Communications, Inc.
2.25% (B), 03/16/2022	3,650,000	3,699,034

		5,945,912

Energy Equipment & Services - 1.1%
Schlumberger Norge AS
1.25%, 08/01/2017 (A)	3,450,000	3,450,000

Equity Real Estate Investment Trusts - 0.8%
Ventas Realty, LP / Ventas Capital Corp.
4.00%, 04/30/2019	2,516,000	2,585,276

Food & Staples Retailing - 1.2%
CVS Health Corp.
2.80%, 07/20/2020	3,500,000	3,581,539

Independent Power & Renewable Electricity Producers - 1.0%
Exelon Generation Co. LLC
5.20%, 10/01/2019	2,795,000	2,985,071

Industrial Conglomerates - 0.8%
Honeywell International, Inc.
1.40%, 10/30/2019	2,350,000	2,338,069

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 1.0%
Visa, Inc.
2.20%, 12/14/2020	$ 3,075,000	$ 3,106,980

Multi-Utilities - 0.9%
Public Service Co. of Oklahoma
5.15%, 12/01/2019	2,550,000	2,715,623

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,503,063
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,433,029
Petroleos Mexicanos
3.32% (B), 07/18/2018	3,250,000	3,287,375

		7,223,467

Pharmaceuticals - 0.5%
Bayer US Finance LLC
1.50%, 10/06/2017 (A)	1,430,000	1,430,010

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,062,329

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	1,800,000	1,821,695

Total Corporate Debt Securities (Cost $88,470,010)		88,619,790

MORTGAGE-BACKED SECURITIES - 10.4%
Banc of America Commercial Mortgage Trust
Series 2008-1, Class A4,
6.27% (B), 02/10/2051	2,003,826	2,011,355
BX Trust
Series 2017-SLCT, Class B,
2.45% (B), 07/15/2034 (A) (C)	1,800,000	1,800,116
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class B,
2.18% (B), 05/15/2030 (A)	1,600,000	1,601,825
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class AFX,
2.76%, 02/10/2033 (A)	3,048,864	3,063,674
CLNS Trust
Series 2017-IKPR, Class B,
2.09% (B), 06/11/2032 (A)	1,600,000	1,605,515
COMM Mortgage Trust
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	1,228,313	1,245,713
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	1,924,923	1,919,937
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	3,200,000	3,294,088
DBCG Mortgage Trust
Series 2017-BBG, Class B,
2.08% (B), 06/15/2034 (A)	1,600,000	1,605,039
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	4,236,338	4,243,518

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A2,
1.97%, 05/15/2046	$ 806,622	$ 807,394
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	3,200,000	3,331,393
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	2,201,632	2,193,380
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,170,207	3,304,726
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1,
1.19%, 12/15/2046	247,309	247,023

Total Mortgage-Backed Securities (Cost $32,328,559)		32,274,696

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Home Loan Mortgage Corp.
2.89% (B), 06/01/2033	880,057	917,514
4.50%, 09/01/2026	1,124,487	1,186,240
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.97% (B), 01/25/2021	2,000,000	2,127,682
Federal National Mortgage Association
0.06% (B), 10/25/2021	33,981,037	200,770
0.31% (B), 01/25/2022	33,371,961	367,045
1.95%, 11/01/2020	2,630,000	2,624,420
FREMF Mortgage Trust
2.35% (B), 03/25/2045 (A)	659,997	659,095
3.81% (B), 06/25/2047 (A)	1,060,027	1,086,919
4.26% (B), 01/25/2045 (A)	1,580,000	1,676,709
Government National Mortgage Association
4.52% (B), 12/20/2061	1,892,836	1,949,882
4.64% (B), 11/20/2061	930,405	951,877
4.67% (B), 09/20/2063	1,983,549	2,031,820
4.72% (B), 02/20/2063	2,088,885	2,154,037
4.75% (B), 02/20/2061	195,217	197,991
4.83% (B), 02/20/2061 - 06/20/2063	1,869,236	1,928,729
4.85% (B), 05/20/2062	1,660,531	1,711,062
4.87% (B), 05/20/2061	466,835	475,677
5.26% (B), 11/20/2060	1,465,896	1,521,773
5.30% (B), 04/20/2061	781,616	810,911
5.48% (B), 01/20/2060	2,767,815	2,847,151
5.70% (B), 06/20/2059	254,845	257,943
5.75%, 12/15/2022	266,012	286,579

Total U.S. Government Agency Obligations (Cost $28,258,903)		27,971,826

U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury - 18.4%
U.S. Treasury Note
0.88%, 07/31/2019	40,654,000	40,279,211
1.13%, 02/28/2021	16,775,000	16,478,166

Total U.S. Government Obligations (Cost $56,765,004)		56,757,377

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

Value
Total Investments (Cost $307,284,630) (D)	$ 307,047,593
Net Other Assets (Liabilities) - 0.7%	2,232,121

Net Assets - 100.0%	$ 309,279,714

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$101,423,904	$—	$101,423,904
Corporate Debt Securities	—	88,619,790	—	88,619,790
Mortgage-Backed Securities	—	32,274,696	—	32,274,696
U.S. Government Agency Obligations	—	27,971,826	—	27,971,826
U.S. Government Obligations	—	56,757,377	—	56,757,377

Total Investments	$—	$307,047,593	$—	$307,047,593

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $44,962,118, representing 14.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $307,978,140. Aggregate gross unrealized appreciation and depreciation for all securities is $462,086 and $1,392,633, respectively. Net unrealized depreciation for tax purposes is $930,547.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended
July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.7%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,393,000	$ 4,475,369
6.13%, 01/15/2023 (A)	5,320,000	5,426,400
7.75%, 03/15/2020 (A) (B)	6,960,000	7,603,800
DAE Funding LLC
4.50%, 08/01/2022 (A) (C)	1,573,000	1,600,527
5.00%, 08/01/2024 (A) (C)	2,539,000	2,592,954
Triumph Group, Inc.
5.25%, 06/01/2022	5,382,000	5,072,535

		26,771,585

Airlines - 2.3%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	2,740,000	2,827,324
5.50%, 10/01/2019 (A)	7,051,000	7,407,781
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	6,316,067	6,584,500
5.63%, 07/15/2022 (A)	3,098,666	3,230,359
6.13%, 07/15/2018 (A)	9,965,000	10,288,862
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	734,879	766,111
6.13%, 04/29/2018	5,444,000	5,586,905
6.90%, 10/19/2023	3,975,175	4,173,934
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,578,033	1,635,236
United Continental Holdings, Inc.
6.38%, 06/01/2018	2,346,000	2,423,793
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	903,219
6.75%, 12/03/2022	1,851,995	2,041,825

		47,869,849

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	3,500,000	3,605,000

Banks - 3.6%
Bank of America Corp.
8.00% (D), 01/30/2018 (E)	10,059,000	10,335,622
Barclays PLC
6.63% (D), 09/15/2019 (E)	5,726,000	5,919,253
8.25% (D), 12/15/2018 (E)	5,930,000	6,301,811
BNP Paribas SA
6.75% (D), 03/14/2022 (A) (B) (E)	6,785,000	7,378,687
7.63% (D), 03/30/2021 (A) (B) (E)	2,298,000	2,545,035
CIT Group, Inc.
5.00%, 08/15/2022	5,259,000	5,682,875
Citigroup, Inc.
6.30% (D), 05/15/2024 (B) (E)	5,426,000	5,914,340
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	7,065,000	7,495,428
JPMorgan Chase & Co.
7.90% (D), 04/30/2018 (E)	4,353,000	4,516,238
Lloyds Banking Group PLC
7.50% (D), 06/27/2024 (E)	6,675,000	7,425,937
Royal Bank of Scotland Group PLC
8.63% (D), 08/15/2021 (E)	2,910,000	3,213,746
Societe Generale SA
7.38% (D), 09/13/2021 (A) (B) (E)	2,275,000	2,485,438
8.00% (D), 09/29/2025 (A) (E)	4,393,000	5,107,961

		74,322,371

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 8,496,000	$ 8,814,600
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	5,510,000	5,792,388

		14,606,988

Biotechnology - 0.1%
Concordia International Corp.
7.00%, 04/15/2023 (A)	2,754,000	495,720
9.00%, 04/01/2022 (A) (B)	1,379,000	1,051,487
9.50%, 10/21/2022 (A)	4,443,000	899,708

		2,446,915

Building Products - 3.7%
Airxcel, Inc.
8.50%, 02/15/2022 (A)	4,436,000	4,702,160
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	20,416,000	22,100,320
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	7,131,000	7,487,550
10.75%, 08/15/2023 (A)	8,662,000	9,982,955
Griffon Corp.
5.25%, 03/01/2022	14,322,000	14,644,245
Norbord, Inc.
6.25%, 04/15/2023 (A)	5,435,000	5,855,941
Ply Gem Industries, Inc.
6.50%, 02/01/2022	11,455,000	11,927,942

		76,701,113

Capital Markets - 1.3%
Credit Suisse Group AG
6.25% (D), 12/18/2024 (A) (E)	1,350,000	1,449,152
7.50% (D), 12/11/2023 (A) (E)	11,458,000	13,033,475
Goldman Sachs Capital II
4.00% (D), 08/31/2017 (E)	1,048,000	937,960
Morgan Stanley
5.45% (D), 07/15/2019 (E)	5,712,000	5,911,920
5.55% (D), 07/15/2020 (E)	4,320,000	4,525,200

		25,857,707

Chemicals - 1.4%
Hexion, Inc.
6.63%, 04/15/2020	12,053,000	11,314,754
7.88%, 02/15/2023	3,412,000	2,047,200
10.00%, 04/15/2020	1,821,000	1,825,552
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,581,000	2,597,131
5.25%, 06/01/2027 (A)	7,249,000	7,267,122
Tronox Finance LLC
6.38%, 08/15/2020	3,194,000	3,209,970
7.50%, 03/15/2022 (A) (B)	125,000	130,938

		28,392,667

Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	4,368,000	4,400,760
6.38%, 04/01/2024 (A) (B)	4,533,000	4,654,824
GW Honos Security Corp.
8.75%, 05/15/2025 (A)	3,044,000	3,241,860

		12,297,444

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.1%
Abengoa Abenewco 2 SAU
1.50%, 03/31/2023
Cash Rate 0.25% (A) (F)	$ 1,885,138	$ 209,722
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A) (C)	3,726,000	3,763,260
6.88%, 02/15/2021 (A)	12,874,000	13,260,220
Beazer Homes USA, Inc.
8.75%, 03/15/2022	2,220,000	2,477,675
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	7,249,000	7,647,695
6.50%, 12/15/2020 (A)	1,972,000	2,041,020
CalAtlantic Group, Inc.
5.00%, 06/15/2027	2,778,000	2,819,670
Century Communities, Inc.
5.88%, 07/15/2025 (A)	6,073,000	6,088,182
William Lyon Homes, Inc.
5.88%, 01/31/2025	3,926,000	4,059,877

		42,367,321

Consumer Finance - 2.9%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	876,351
5.75%, 11/20/2025 (B)	3,127,000	3,345,890
7.50%, 09/15/2020	5,468,000	6,192,510
8.00%, 03/15/2020	2,445,000	2,775,075
Altice Financing SA
6.63%, 02/15/2023 (A)	4,884,000	5,173,987
7.50%, 05/15/2026 (A)	4,860,000	5,388,768
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	2,275,000	2,388,750
Navient Corp.
4.88%, 06/17/2019, MTN	2,923,000	3,017,998
5.00%, 10/26/2020	513,000	528,390
5.50%, 01/15/2019, MTN	2,630,000	2,731,913
5.88%, 10/25/2024	2,955,000	3,010,406
6.50%, 06/15/2022	1,308,000	1,393,020
6.63%, 07/26/2021	1,020,000	1,093,950
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	2,555,000	2,675,085
7.25%, 12/15/2021 (A)	7,727,000	8,132,667
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,041,250
6.00%, 06/01/2020	4,203,000	4,434,165
7.75%, 10/01/2021	4,099,000	4,596,004
8.25%, 12/15/2020	551,000	618,498

		59,414,677

Containers & Packaging - 2.2%
ARD Finance SA
7.88%, 09/15/2023
Cash Rate 7.13% (F)	5,091,000	5,468,549
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	5,357,000	5,705,205
7.25%, 05/15/2024 (A)	1,285,000	1,418,319
Ball Corp.
4.38%, 12/15/2020	2,143,000	2,244,792
5.25%, 07/01/2025	1,838,000	2,021,800
BWAY Holding Co.
5.50%, 04/15/2024 (A)	6,211,000	6,513,786
Coveris Holdings SA
7.88%, 11/01/2019 (A)	4,455,000	4,410,450
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	4,005,000	4,205,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	$ 3,880,000	$ 4,299,525
6.38%, 08/15/2025 (A)	1,470,000	1,657,425
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,387,070
5.75%, 10/15/2020	745,000	761,762
6.88%, 02/15/2021	2,673,559	2,747,082
7.00%, 07/15/2024 (A)	1,176,000	1,271,550

		45,112,565

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	300,000	319,978
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	10,300,000	10,712,000
ILFC E-Capital Trust I
4.34% (D), 12/21/2065 (A)	10,412,000	9,937,213
ILFC E-Capital Trust II
4.59% (D), 12/21/2065 (A)	875,000	843,937
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A) (C)	3,000,000	3,007,500
7.38%, 04/01/2020 (A)	500,000	513,750
7.50%, 04/15/2021 (A)	5,754,000	5,984,160
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	4,839,000	4,990,219

		36,308,757

Diversified Telecommunication Services - 8.0%
CenturyLink, Inc.
6.45%, 06/15/2021	5,110,000	5,517,216
7.50%, 04/01/2024 (B)	1,740,000	1,890,075
7.60%, 09/15/2039	7,755,000	7,192,762
7.65%, 03/15/2042	20,948,000	19,422,567
Frontier Communications Corp.
7.63%, 04/15/2024	10,276,000	8,336,405
9.00%, 08/15/2031	12,290,000	9,893,450
11.00%, 09/15/2025	1,348,000	1,235,105
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	343,990
6.50%, 06/15/2019	1,183,000	1,273,204
6.63%, 08/01/2026	4,443,000	4,859,531
7.63%, 06/15/2021	16,851,000	19,336,522
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	11,634,000	10,994,130
8.00%, 02/15/2024 (A)	1,247,000	1,354,554
SFR Group SA
7.38%, 05/01/2026 (A)	8,784,000	9,508,680
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,556,116
8.75%, 03/15/2032	1,090,000	1,351,600
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	5,890,000	6,140,325
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	8,490,000	8,872,050
6.38%, 04/15/2023 (A)	8,014,000	8,414,700
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	7,038,000	7,319,520
5.50%, 08/15/2026 (A) (B)	1,575,000	1,669,500
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	4,770,000	4,823,663
7.38%, 04/23/2021 (A)	13,806,000	14,373,427

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC
7.50%, 06/01/2022	$ 1,551,000	$ 1,326,105
7.50%, 04/01/2023 (B)	2,540,000	2,152,650
7.75%, 10/01/2021 (B)	3,630,000	3,248,850

		164,406,697

Electric Utilities - 1.3%
Elwood Energy LLC
8.16%, 07/05/2026	6,088,556	6,819,183
Homer City Generation, LP
8.14%, 10/01/2019 (G) (H)	2,220,483	860,437
8.73%, 10/01/2026 (G) (H)	13,227,638	5,125,710
Red Oak Power LLC
9.20%, 11/30/2029	8,025,000	8,667,000
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	3,973,000	4,419,962

		25,892,292

Electronic Equipment, Instruments & Components - 0.1%
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,856,000	1,904,720

Energy Equipment & Services - 2.8%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	6,872,000	6,433,910
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025 (A)	3,836,000	4,008,620
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	7,750,000	7,866,250
Noble Holding International, Ltd.
6.05%, 03/01/2041	3,513,000	2,132,391
8.70%, 04/01/2045 (B)	2,998,000	2,233,510
NuStar Logistics, LP
4.80%, 09/01/2020	10,806,000	11,238,240
5.63%, 04/28/2027	2,956,000	3,133,360
6.75%, 02/01/2021	2,632,000	2,868,880
8.15%, 04/15/2018	2,960,000	3,090,240
Rowan Cos., Inc.
4.88%, 06/01/2022 (B)	5,458,000	5,171,455
7.38%, 06/15/2025	660,000	622,050
Weatherford International LLC
6.80%, 06/15/2037	4,470,000	4,011,825
Weatherford International, Ltd.
6.75%, 09/15/2040 (B)	5,177,000	4,607,530

		57,418,261

Equity Real Estate Investment Trusts - 1.6%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	8,406,000	8,290,350
5.95%, 12/15/2026 (B)	2,562,000	2,569,768
Equinix, Inc.
5.38%, 05/15/2027	1,042,000	1,126,663
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	2,059,000	2,136,212
iStar, Inc.
6.00%, 04/01/2022	4,917,000	5,089,095
Uniti Group, Inc. / Uniti Fiber Holdings, Inc.
7.13%, 12/15/2024 (A)	598,000	586,040
Uniti Group, LP / Uniti Group Finance, Inc.
7.13%, 12/15/2024 (A)	1,531,000	1,500,380
8.25%, 10/15/2023	8,510,000	8,765,300
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	2,210,000	2,307,410

		32,371,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (A)	$ 4,540,000	$ 4,063,300
6.63%, 06/15/2024 (A) (B)	6,004,000	5,643,760
Rite Aid Corp.
6.13%, 04/01/2023 (A) (B)	8,093,000	8,022,186
6.75%, 06/15/2021	2,125,000	2,207,663
7.70%, 02/15/2027	1,758,000	1,740,420

		21,677,329

Food Products - 0.8%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A) (B)	4,419,000	4,374,810
7.25%, 06/01/2021 (A)	3,698,000	3,758,093
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	3,114,000	3,191,850
Post Holdings, Inc.
8.00%, 07/15/2025 (A)	4,998,000	5,772,690

		17,097,443

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (B)	3,808,000	3,589,040

Health Care Equipment & Supplies - 1.6%
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	8,669,000	8,170,532
Hologic, Inc.
5.25%, 07/15/2022 (A)	5,007,000	5,288,644
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (B)	7,054,000	6,242,790
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	4,094,000	3,786,950
5.75%, 08/01/2022 (A) (B)	6,121,000	5,983,278
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (A)	4,228,000	4,154,010

		33,626,204

Health Care Providers & Services - 5.4%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,445,000	1,454,031
6.25%, 03/31/2023	2,212,000	2,267,300
6.88%, 02/01/2022 (B)	17,476,000	14,985,670
7.13%, 07/15/2020 (B)	5,254,000	5,063,542
DaVita, Inc.
5.13%, 07/15/2024	1,169,000	1,201,878
5.75%, 08/15/2022	5,763,000	5,950,297
HCA Healthcare, Inc.
6.25%, 02/15/2021	14,228,000	15,455,165
HCA, Inc.
5.25%, 04/15/2025	2,679,000	2,906,715
5.88%, 02/15/2026	3,731,000	4,066,790
7.50%, 02/15/2022	12,442,000	14,370,510
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	8,455,000	8,673,560
LifePoint Health, Inc.
5.38%, 05/01/2024 (B)	2,834,000	2,954,728
5.50%, 12/01/2021	5,417,000	5,623,523
5.88%, 12/01/2023	2,805,000	2,980,313
Tenet Healthcare Corp.
4.38%, 10/01/2021	4,245,000	4,319,288
5.13%, 05/01/2025 (A) (B)	1,268,000	1,275,925
6.00%, 10/01/2020	2,703,000	2,895,589

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.75%, 06/15/2023 (B)	$ 2,401,000	$ 2,370,988
8.13%, 04/01/2022	10,770,000	11,588,520

		110,404,332

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (A)	3,067,000	3,170,511

Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp.
6.38%, 04/01/2026	1,080,000	1,177,200
6.88%, 05/15/2023	7,778,000	8,361,350
FelCor Lodging, LP
5.63%, 03/01/2023	4,905,000	5,095,069
International Game Technology PLC
6.25%, 02/15/2022 (A)	1,479,000	1,619,505
6.50%, 02/15/2025 (A)	13,369,000	14,756,034
MGM Resorts International
6.00%, 03/15/2023	4,642,000	5,141,015
6.63%, 12/15/2021	7,595,000	8,544,375
6.75%, 10/01/2020	2,134,000	2,368,740
7.75%, 03/15/2022	3,385,000	3,977,036
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	6,195,000	6,357,619
4.75%, 12/15/2021 (A)	5,081,000	5,258,835
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	6,146,000	6,268,920
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	2,698,000	2,873,370
10.00%, 12/01/2022	19,601,000	21,855,115
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	4,926,000	5,024,520
8.50%, 10/15/2022 (A)	10,693,000	11,227,650
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (G) (H) (I) (J) (K)	1,066,313	0	(L)

		109,906,353

Household Durables - 2.3%
Beazer Homes USA, Inc.
7.25%, 02/01/2023	5,453,000	5,712,017
KB Home
7.25%, 06/15/2018	2,705,000	2,824,020
7.50%, 09/15/2022	3,565,000	4,055,187
7.63%, 05/15/2023	6,963,000	7,833,375
8.00%, 03/15/2020	1,900,000	2,130,375
Meritage Homes Corp.
4.50%, 03/01/2018	6,170,000	6,216,275
5.13%, 06/06/2027 (A)	2,829,000	2,867,899
7.15%, 04/15/2020	4,721,000	5,216,705
Tempur Sealy International, Inc.
5.50%, 06/15/2026	4,261,000	4,388,830
5.63%, 10/15/2023 (B)	4,933,000	5,148,819

		46,393,502

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
5.25%, 06/01/2026 (A)	2,154,000	2,110,920
5.50%, 02/01/2024	870,000	816,713
5.75%, 01/15/2025 (B)	7,696,000	7,186,140
5.88%, 01/15/2024 (A)	2,725,000	2,806,750
6.00%, 01/15/2022 (A)	7,829,000	8,073,656
Dynegy, Inc.
6.75%, 11/01/2019	2,277,000	2,360,964

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Dynegy, Inc. (continued)
7.63%, 11/01/2024 (B)	$ 6,032,000	$ 5,949,060
8.00%, 01/15/2025 (A)	3,394,000	3,360,060
NRG Energy, Inc.
6.63%, 03/15/2023 - 01/15/2027	4,828,000	4,972,958
7.25%, 05/15/2026	10,417,000	11,015,977
7.88%, 05/15/2021	946,000	974,380

		49,627,578

Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024	2,000,000	1,645,000
4.90%, 08/15/2023	2,924,000	2,441,540
Hartford Financial Services Group, Inc.
3.31% (D), 02/12/2067 (A)	10,480,000	10,224,550
Lincoln National Corp.
3.54% (D), 05/17/2066	14,508,000	13,637,520

		27,948,610

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,623,920
5.75%, 01/15/2024 (A)	4,320,000	4,563,000
7.00%, 12/01/2023 (A)	5,091,000	5,491,916

		12,678,836

Machinery - 1.8%
CNH Industrial Capital LLC
3.88%, 07/16/2018 - 10/15/2021	6,275,000	6,413,664
4.38%, 04/05/2022	2,370,000	2,485,538
Meritor, Inc.
6.25%, 02/15/2024	8,098,000	8,543,390
6.75%, 06/15/2021	1,957,000	2,022,168
Novelis Corp.
5.88%, 09/30/2026 (A)	3,626,000	3,816,365
6.25%, 08/15/2024 (A)	3,525,000	3,772,455
Vertiv Group Corp.
9.25%, 10/15/2024 (A)	4,032,000	4,455,360
Xerium Technologies, Inc.
9.50%, 08/15/2021	5,974,000	6,317,505

		37,826,445

Media - 7.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (I) (J) (K) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (I) (J) (K) (M)	1,460,000	102
Cablevision Systems Corp.
7.75%, 04/15/2018	8,029,000	8,310,015
8.00%, 04/15/2020	3,366,000	3,773,286
8.63%, 09/15/2017	1,602,000	1,612,013
CBS Radio, Inc.
7.25%, 11/01/2024 (A) (B)	25,000	26,344
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,675,000	2,768,625
5.13%, 05/01/2027 (A)	6,041,000	6,244,884
5.25%, 09/30/2022	885,000	912,656
5.50%, 05/01/2026 (A)	907,000	963,688
5.75%, 02/15/2026 (A)	2,150,000	2,311,250
5.88%, 04/01/2024 (A)	1,000,000	1,073,750
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	2,255,000	2,294,463
7.75%, 07/15/2025 (A)	1,050,000	1,172,063
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	11,838,000	12,222,209

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. (continued)
7.63%, 03/15/2020	$ 18,170,000	$ 18,288,995
CSC Holdings LLC
6.63%, 10/15/2025 (A)	5,017,000	5,531,242
10.13%, 01/15/2023 (A)	4,374,000	5,090,242
10.88%, 10/15/2025 (A)	3,607,000	4,499,732
DISH DBS Corp.
5.00%, 03/15/2023 (B)	3,570,000	3,702,768
5.88%, 11/15/2024	6,313,000	6,848,027
6.75%, 06/01/2021	3,215,000	3,552,575
7.75%, 07/01/2026	8,620,000	10,322,450
7.88%, 09/01/2019	5,953,000	6,569,135
iHeartCommunications, Inc.
9.00%, 03/01/2021	690,000	514,050
10.63%, 03/15/2023 (B)	3,830,000	2,853,350
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	5,260,000	5,447,888
Unitymedia GmbH
6.13%, 01/15/2025 (A)	4,782,000	5,140,650
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	4,911,000	4,923,277
6.75%, 09/15/2022 (A)	21,311,000	22,136,801
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	9,191,000	9,512,685

		158,619,306

Metals & Mining - 3.2%
Anglo American Capital PLC
3.75%, 04/10/2022 (A)	2,366,000	2,419,235
4.75%, 04/10/2027 (A)	1,470,000	1,565,550
ArcelorMittal
7.50%, 10/15/2039	10,748,000	12,682,640
Constellium NV
5.75%, 05/15/2024 (A)	6,126,000	5,942,220
6.63%, 03/01/2025 (A) (B)	2,850,000	2,850,000
7.88%, 04/01/2021 (A)	1,554,000	1,658,895
8.00%, 01/15/2023 (A) (B)	5,098,000	5,365,645
FMG Resources, Ltd.
4.75%, 05/15/2022 (A)	2,335,000	2,399,212
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	6,550,000	6,026,000
6.50%, 11/15/2020	1,722,000	1,771,508
6.75%, 02/01/2022	3,067,000	3,220,350
6.88%, 02/15/2023	4,439,000	4,816,315
New Gold, Inc.
6.25%, 11/15/2022 (A) (B)	2,226,000	2,303,910
6.38%, 05/15/2025 (A)	4,117,000	4,271,387
Teck Resources, Ltd.
6.00%, 08/15/2040	6,652,000	7,084,380
8.50%, 06/01/2024 (A)	978,000	1,134,480

		65,511,727

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,801,000	1,877,543

Multiline Retail - 0.3%
Dollar Tree, Inc.
5.75%, 03/01/2023	5,717,000	6,052,874

Oil, Gas & Consumable Fuels - 8.7%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (A)	5,205,000	5,465,250
Bill Barrett Corp.
8.75%, 06/15/2025 (B)	3,000,000	2,730,000
Callon Petroleum Co.
6.13%, 10/01/2024	4,811,000	5,003,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co. (continued)
6.13%, 10/01/2024 (A)	$ 862,000	$ 896,480
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	1,233,000	1,225,294
7.50%, 09/15/2020	4,230,000	4,290,806
8.25%, 07/15/2025	3,962,000	4,174,958
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	4,326,000	4,688,303
Chesapeake Energy Corp.
8.00%, 12/15/2022 - 06/15/2027 (A) (B)	6,771,000	7,048,140
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	9,437,000	9,932,442
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	4,889,000	4,974,557
Concho Resources, Inc.
5.50%, 04/01/2023	4,860,000	5,017,950
Continental Resources, Inc.
4.50%, 04/15/2023 (B)	2,889,000	2,816,775
5.00%, 09/15/2022	4,247,000	4,207,163
Denbury Resources, Inc.
9.00%, 05/15/2021 (A)	4,599,000	4,380,548
Diamondback Energy, Inc.
4.75%, 11/01/2024	1,934,000	1,953,340
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (B)	1,576,000	1,591,760
9.38%, 05/01/2020	2,225,000	1,894,031
Gulfport Energy Corp.
6.00%, 10/15/2024 (A)	1,670,000	1,649,125
6.38%, 05/15/2025 (A)	4,749,000	4,743,064
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,196,000	1,530,777
8.05%, 10/15/2030, MTN	2,486,000	3,019,160
NGPL PipeCo LLC
4.38%, 08/15/2022 (A) (C)	1,048,000	1,078,130
4.88%, 08/15/2027 (A) (C)	220,000	226,325
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	1,071,000	1,057,613
6.88%, 03/15/2022 (B)	6,351,000	6,287,490
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,809,115
5.38%, 01/15/2025 (A)	3,704,000	3,778,080
PDC Energy, Inc.
6.13%, 09/15/2024 (A)	5,959,000	6,115,424
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	2,697,000	3,032,121
SM Energy Co.
5.63%, 06/01/2025 (B)	929,000	868,615
6.13%, 11/15/2022 (B)	3,265,000	3,199,700
6.50%, 11/15/2021	3,027,000	3,011,865
6.50%, 01/01/2023 (B)	723,000	715,770
6.75%, 09/15/2026 (B)	812,000	807,940
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	2,540,000	2,571,750
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (A)	4,791,000	4,934,730
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020	2,785,000	2,854,625
6.25%, 04/15/2021	6,409,000	6,697,405
6.38%, 04/01/2023	7,515,000	7,909,537
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (B)	4,227,000	4,237,568
5.13%, 02/01/2025 (A)	2,875,000	2,957,656
6.75%, 03/15/2024	3,380,000	3,658,850

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	$ 2,640,000	$ 2,884,200
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	835,330
7.13%, 04/15/2025 (A)	4,048,000	4,127,948
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	5,427,000	5,148,866
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A)	5,223,000	5,118,540
WPX Energy, Inc.
5.25%, 09/15/2024 (B)	2,483,000	2,445,755
6.00%, 01/15/2022	1,400,000	1,438,500
8.25%, 08/01/2023	4,965,000	5,461,500

		178,504,311

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	3,580,000	3,723,200

Personal Products - 0.5%
High Ridge Brands Co.
8.88%, 03/15/2025 (A)	2,300,000	2,282,750
Revlon Consumer Products Corp.
5.75%, 02/15/2021	10,975,000	9,109,250

		11,392,000

Pharmaceuticals - 1.6%
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A) (B)	8,912,000	7,725,590
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	2,580,000	2,334,900
5.88%, 05/15/2023 (A)	14,148,000	12,167,280
6.13%, 04/15/2025 (A)	465,000	395,831
6.38%, 10/15/2020 (A) (B)	9,209,000	8,955,753
6.50%, 03/15/2022 (A)	866,000	913,630
7.50%, 07/15/2021 (A)	1,506,000	1,464,585

		33,957,569

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	9,055,000	9,586,981

Road & Rail - 0.3%
Hertz Corp.
6.25%, 10/15/2022 (B)	3,692,000	3,221,270
7.38%, 01/15/2021 (B)	2,692,000	2,574,225

		5,795,495

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.
7.50%, 09/15/2023	1,108,000	1,235,852
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	5,738,000	5,967,520

		7,203,372

Software - 0.9%
Infor US, Inc.
5.75%, 08/15/2020 (A)	2,064,000	2,125,920
6.50%, 05/15/2022	8,666,000	9,023,472
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	6,761,000	7,031,440

		18,180,832

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 1.4%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	$ 600,000	$ 276,000
9.00%, 03/15/2019 (A)	10,021,000	5,085,657
L Brands, Inc.
6.75%, 07/01/2036	7,385,000	7,015,750
6.88%, 11/01/2035	6,144,000	5,898,240
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (B)	6,330,000	5,728,650
PetSmart, Inc.
5.88%, 06/01/2025 (A)	4,984,000	4,784,640

		28,788,937

Technology Hardware, Storage & Peripherals - 2.5%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	3,776,000	4,161,907
7.13%, 06/15/2024 (A) (B)	1,785,000	1,986,344
8.35%, 07/15/2046 (A)	2,712,000	3,541,978
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	6,818,000	7,440,143
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	7,511,000	7,454,667
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	1,855,000	1,851,119
4.75%, 06/01/2023 - 01/01/2025	5,324,000	5,241,227
4.88%, 06/01/2027	5,877,000	5,615,033
Western Digital Corp.
7.38%, 04/01/2023 (A)	4,185,000	4,593,038
10.50%, 04/01/2024	7,317,000	8,661,499

		50,546,955

Trading Companies & Distributors - 0.7%
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	8,917,000	9,407,435
5.50%, 05/15/2027	2,145,000	2,262,975
7.63%, 04/15/2022	1,747,000	1,825,615

		13,496,025

Wireless Telecommunication Services - 1.8%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	12,754,000	13,806,205
11.50%, 11/15/2021	4,758,000	6,102,135
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,742,700
7.88%, 09/15/2023	8,838,000	10,031,130
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	2,493,000	2,594,278
6.13%, 01/15/2022	702,000	735,345
6.63%, 04/01/2023	1,881,000	1,989,158

		37,000,951

Total Corporate Debt Securities (Cost $1,838,212,104)		1,882,252,408

LOAN ASSIGNMENTS - 1.6%
Commercial Services & Supplies - 0.2%
Advanced Disposal Services, Inc.
Term Loan B3,
3.94% (D), 11/10/2023	3,945,548	3,972,058

Containers & Packaging - 0.2%
Coveris Holdings SA
Term Loan B,
5.55% (D), 06/29/2022	2,967,313	2,963,604

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.1%
Homer City Generation, LP
Term Loan,
12.24% (D), 02/08/2023	$ 2,516,693	$ 2,239,856

Electrical Equipment - 0.0% (N)
Atkore International, Inc.
1st Lien Term Loan,
4.30% (D), 12/22/2023	651,650	655,520

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
3.54% (D), 07/13/2020	5,835,294	5,674,823

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
5.23% (D), 11/30/2023	4,789,978	4,834,884

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.98% (D), 11/12/2020	4,466,250	3,852,141

Software - 0.4%
First Data Corp.
Term Loan,
3.48% (D), 07/08/2022	5,248,575	5,259,072
Kronos, Inc.
2nd Lien Term Loan,
9.42% (D), 11/01/2024	3,302,000	3,412,066

		8,671,138

Total Loan Assignments (Cost $33,328,595)		32,864,024

	Shares	Value
COMMON STOCK - 0.0% (N)
Media - 0.0% (N)
New Cotai LLC / New Cotai Capital Corp., Class B (H) (I) (J) (K)	6	118

Total Common Stock (Cost $118)		118

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I
Series 2, 6.97% (D)	765,100	20,313,405

Building Products - 0.4%
Associated Materials Group, Inc.
14.00%
Cash Rate 0.00% (F) (H) (I) (J) (K)	8,907,048	8,060,879

Total Preferred Stocks (Cost $28,166,791)		28,374,284

WARRANTS - 0.0% (N)
Building Products - 0.0% (N)
Associated Materials Group, Inc. (H) (I) (J) (K)
Exercise Price $0
Expiration Date 11/17/2023	116,602	105,525

	Shares	Value
WARRANTS (continued)
Food Products - 0.0%
American Seafoods Group LLC (H) (I) (J) (K)
Exercise Price $0
Expiration Date 05/15/2018	1,265	$ 0	(L)

Total Warrants (Cost $16,134)		105,525

SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (O)	148,830,350	148,830,350

Total Securities Lending Collateral (Cost $148,830,350)		148,830,350

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.12% (O), dated 07/31/2017, to be repurchased at $76,689,034 on 08/01/2017. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 0.13% - 3.88%, due 04/15/2018 - 05/15/2018, and with a total value of $78,223,415.	$ 76,688,778	76,688,778

Total Repurchase Agreement (Cost $76,688,778)		76,688,778

Total Investments (Cost $2,125,242,870) (P)		2,169,115,487
Net Other Assets (Liabilities) - (5.7)%		(117,003,974)

Net Assets - 100.0%		$ 2,052,111,513

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,882,252,215	$193	$1,882,252,408
Loan Assignments	—	32,864,024	—	32,864,024
Common Stock	—	—	118	118
Preferred Stocks	20,313,405	—	8,060,879	28,374,284
Warrants	—	—	105,525	105,525
Securities Lending Collateral	148,830,350	—	—	148,830,350
Repurchase Agreement	—	76,688,778	—	76,688,778

Total Investments	$169,143,755	$1,991,805,017	$8,166,715	$2,169,115,487

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $828,373,251, representing 40.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $145,777,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities in default.
(H)	Non-income producing securities.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, total value of securities is $8,166,715, representing 0.4% of the Fund’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Illiquid security. At July 31, 2017, the value of such securities amounted to $8,166,715 or 0.4% of the Fund’s net assets.
(L)	Securities deemed worthless.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at July 31, 2017.
(P)	Aggregate cost for federal income tax purposes is $2,127,139,608. Aggregate gross unrealized appreciation and depreciation for all securities is $79,214,257 and $37,238,378, respectively. Net unrealized appreciation for tax purposes is $41,975,879.
(Q)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.9%
Alabama - 0.3%
Alabama Industrial Development Authority, Revenue Bonds,
6.45% (A), 12/01/2023	$ 175,000	$ 175,023
County of Jefferson, Revenue Bonds,
Series A, AGM-CR,
4.75%, 01/01/2025	45,000	45,069
County of Perry, General Obligation Unlimited,
Series A,
5.50%, 12/01/2040	30,000	31,390

		251,482

Alaska - 0.0% (B)
Northern Tobacco Securitization Corp., Revenue Bonds,
Series A,
4.63%, 06/01/2023	10,000	10,036

Arizona - 2.3%
Arizona Health Facilities Authority, Revenue Bonds
2.75% (A), 12/01/2039	200,000	196,662
Series A,
5.00%, 01/01/2022	175,000	202,377
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C) (D)	600,000	598,458
Series A, AMBAC,
4.50%, 07/01/2032	40,000	40,028
Industrial Development Authority of the County of Pima, Revenue Bonds
6.00%, 07/01/2050 (E) (F)	15,000	1,274
Series R,
2.88%, 07/01/2021	210,000	208,996
Industrial Development Authority of the County of Yavapai, Revenue Bonds,
Series B,
4.50%, 09/01/2018 (C) (D)	135,000	134,764
La Paz County Industrial Development Authority, Revenue Bonds,
Series A,
4.38%, 02/15/2028 (C)	210,000	207,205
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	610,000	639,945

		2,229,709

California - 8.0%
Aromas-San Juan Unified School District, General Obligation Unlimited,
Series B, AGM,
0.00% (G), 08/01/2042	300,000	170,610
Butte County Housing Authority, Revenue Bonds,
Series A,
7.25%, 10/01/2030 (F)	50,000	50,231
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (G), 06/01/2046	250,000	247,985
5.75%, 06/01/2029	10,000	10,056

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 04/01/2022	$ 100,000	$ 115,059
California Health Facilities Financing Authority, Revenue Bonds,
4.50%, 02/01/2022	65,000	72,309
California Municipal Finance Authority, Revenue Bonds,
4.00%, 12/01/2023	110,000	125,547
California School Finance Authority, Revenue Bonds,
Series A,
5.35%, 08/01/2024 (F)	280,000	298,642
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	1,220,000	1,339,938
Series A,
5.25%, 12/01/2056 (C)	500,000	544,155
California Statewide Financing Authority, Revenue Bonds,
Series A,
5.63%, 05/01/2029	40,000	40,246
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM,
Zero Coupon, 08/01/2037 - 08/01/2038	35,000	15,746
Cypress School District, General Obligation Unlimited,
0.00% (G), 08/01/2050	100,000	68,747
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2033	965,000	1,131,430
5.13%, 06/01/2047	300,000	294,534
5.75%, 06/01/2047	255,000	255,000
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2034	275,000	264,404
Oxnard School District, Certificate of Participation, BAM,
2.00% (A), 08/01/2045	500,000	516,920
Pioneer Union Elementary School District, Certificate of Participation,
MAC,
3.00%, 08/01/2025	120,000	128,267
Rio Vista Community Facilities District, Special Tax,
Series 2004-1,
5.85%, 09/01/2035	25,000	25,045
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	34,755
Shandon Joint Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2037	245,000	262,094
South Whittier School District, General Obligation Unlimited
Series A, AGM,
5.00%, 08/01/2023 - 08/01/2027	225,000	272,992

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sutter Butte Flood Agency, Special Assessment, BAM,
3.50%, 10/01/2030	$ 1,175,000	$ 1,218,322
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	60,000	60,122
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	30,000	30,212
5.13%, 06/01/2046	30,000	29,699
Travis Unified School District, Certificate of Participation,
NATL,
5.00%, 09/01/2023	25,000	25,088
Truckee-Donner Recreation & Park District, Certificate of Participation
AGM,
4.00%, 09/01/2023 - 09/01/2024	250,000	285,753

		7,933,908

Colorado - 4.4%
Canyons Metropolitan District No. 5, General Obligation Limited
Series A,
6.00%, 12/01/2037 (F)	1,000,000	1,005,430
Series B,
8.00%, 12/15/2047 (F)	500,000	502,925
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.75%, 06/15/2047	725,000	714,654
Series A,
3.25%, 12/15/2036 - 06/01/2046	1,065,000	981,655
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.13%, 12/01/2041	140,000	131,993
3.25%, 12/01/2045	315,000	294,443
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	605,000	609,568
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	85,154

		4,325,822

Connecticut - 0.1%
Connecticut Housing Finance Authority, Revenue Bonds,
Series C2,
2.70%, 11/15/2031	150,000	143,280

Delaware - 0.7%
Delaware State Economic Development Authority, Revenue Bonds
Series A,
5.00%, 09/01/2036 - 09/01/2046	620,000	673,203

District of Columbia - 2.7%
District of Columbia
5.00%, 07/01/2052	500,000	480,065
District of Columbia, Revenue Bonds,
5.00%, 06/01/2046	1,000,000	1,066,840

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	$ 20,000	$ 22,347
6.75%, 05/15/2040	1,000,000	1,079,860
Series A,
Zero Coupon, 06/15/2046	100,000	14,106

		2,663,218

Florida - 4.1%
Cape Coral Health Facilities Authority, Revenue Bonds,
6.00%, 07/01/2050 (C)	300,000	316,692
Capital Projects Finance Authority, Revenue Bonds,
Series F-1, NATL,
5.00%, 10/01/2031	60,000	61,120
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 07/01/2050	550,000	566,280
City of Orlando, Revenue Bonds,
Series A, AGC,
5.25%, 11/01/2038	20,000	20,379
City of Port St. Lucie, Special Assessment,
3.25%, 07/01/2045	2,500,000	2,313,050
County of Miami-Dade, Revenue Bonds,
5.00%, 10/01/2026	140,000	169,851
Florida Development Finance Corp., Revenue Bonds,
Series A,
6.00%, 02/15/2037 (D) (F)	10,000	9,525
Florida Housing Finance Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	295,000	301,457
Northern Palm Beach County Improvement District, Special Assessment,
5.13%, 08/01/2022	20,000	20,937
Palm Beach County School District, Certificate of Participation,
Series B,
5.00%, 08/01/2017	100,000	100,000
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	25,005
School District of Broward County, Certificate of Participation,
Series A, AGM,
5.25%, 07/01/2019	100,000	103,980

		4,008,276

Georgia - 0.5%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	10,000	9,750
County of Meriwether, General Obligation Unlimited
BAM,
4.00%, 03/01/2026 - 03/01/2027	440,000	500,870

		510,620

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Guam - 0.1%
Guam Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	$ 100,000	$ 105,865

Hawaii - 0.2%
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027 (F)	220,000	220,774

Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds,
6.00%, 03/01/2029	20,000	20,032
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035 (F)	425,000	451,554

		471,586

Illinois - 11.7%
Chicago O’Hare International Airport, Revenue Bonds,
Series D,
5.00%, 01/01/2044	50,000	55,069
City of Calumet City, General Obligation Unlimited,
BAM,
4.00%, 12/01/2017	335,000	338,069
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2019 - 01/01/2033	210,000	210,782
6.00%, 01/01/2038	1,000,000	1,072,770
Series A, AGM,
4.75%, 01/01/2036	95,000	95,303
5.00%, 01/01/2024 - 01/01/2026	40,000	42,023
Series A, NATL,
5.00%, 01/01/2042	200,000	200,674
Series B, AGM,
5.00%, 01/01/2029	60,000	60,440
Series C,
Zero Coupon, 01/01/2024	75,000	53,615
5.00%, 01/01/2026 - 01/01/2038	1,145,000	1,147,007
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	35,000	35,436
City of Chicago, Revenue Bonds,
Series C,
Zero Coupon, 01/01/2030	50,000	22,273
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
Series C,
5.00%, 01/01/2026	210,000	238,186
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2018 - 11/01/2026	40,000	42,491
Cook County Community High School District No. 219, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/01/2026	50,000	50,651
Cook County High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2025	125,000	97,624

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County High School District No. 220, General Obligation Limited,
BAM-TCRS,
3.00%, 12/01/2022	$ 275,000	$ 289,113
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	378,000	406,172
4.20%, 12/01/2027	361,000	403,724
Illinois Finance Authority, Revenue Bonds
4.25%, 12/01/2027	500,000	508,140
5.25%, 11/15/2026	200,000	200,508
Series B,
7.38%, 05/15/2020	10,000	10,031
Series C,
5.00%, 08/15/2021	30,000	33,980
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	170,000	174,163
2.60%, 01/01/2022	350,000	364,560
Series M, AMBAC,
4.40%, 07/01/2036	25,000	25,015
Kankakee County Public Building Commission, Revenue Bonds,
AMBAC,
3.90%, 12/01/2017	55,000	55,066
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	60,000	56,612
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL-RE,
5.30% (G), 06/15/2018	40,000	40,531
Series B, AGM,
5.00%, 06/15/2050	20,000	20,619
Regional Transportation Authority, Revenue Bonds,
AGM,
5.75%, 06/01/2018	100,000	103,896
Sangamon County School District No. 186, Certificate of Participation,
Series A, ACA,
6.13%, 08/15/2023 (D) (F)	25,000	24,247
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	105,000	109,251
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	440,000	382,360
State of Illinois, General Obligation Unlimited
0.00% (G), 06/01/2033	555,000	407,176
4.00%, 04/01/2018	25,000	25,352
5.00%, 05/01/2018	25,000	25,578
AGM,
4.25%, 04/01/2033	50,000	50,869
Series B,
5.25%, 01/01/2019	30,000	31,205
Stephenson County School District No. 145, General Obligation Limited,
AMBAC,
Zero Coupon, 01/01/2021	30,000	27,848

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bourbonnais, Revenue Bonds, AGC,
4.50%, 11/01/2020	$ 25,000	$ 25,228
Village of Elk Grove Village, General Obligation Unlimited,
4.00%, 01/01/2022	60,000	66,713
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	573,153
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2033 - 06/01/2036	3,180,000	2,947,462
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2025	115,000	84,985
Series A,
5.00%, 01/01/2027	55,000	52,030
Williamson County Community Unit School District No. 5, General Obligation Unlimited,
Series B, AGC,
Zero Coupon, 01/01/2041	1,185,000	242,214

		11,530,214

Indiana - 1.9%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,440,000	1,516,147
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	75,000	75,125
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	185,000	191,673
Series A,
5.00%, 08/15/2021	45,000	51,455

		1,834,400

Iowa - 1.4%
City of Coralville, Revenue Bonds,
Series B,
4.25%, 05/01/2037	1,035,000	1,047,378
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	65,000	64,351
Series C,
5.38%, 06/01/2038	125,000	123,754
5.50%, 06/01/2042	30,000	29,701
5.63%, 06/01/2046	110,000	108,127

		1,373,311

Kansas - 0.1%
Chisholm Creek Utility Authority, Revenue Bonds,
AMBAC,
4.50%, 09/01/2032	50,000	50,154
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,634

		75,788

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.2%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	$ 185,000	$ 188,165
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,014

		213,179

Louisiana - 0.2%
Parish of St. Charles, Revenue Bonds,
4.00% (A), 12/01/2040	30,000	31,860
Parish of St. John the Baptist, Revenue Bonds,
Series A,
5.13%, 06/01/2037	145,000	145,265

		177,125

Maryland - 0.3%
Maryland Community Development Administration, Revenue Bonds,
3.25%, 03/01/2036	100,000	101,046
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2027 (C)	170,000	175,908

		276,954

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Revenue Bonds,
Series K,
4.00%, 07/01/2038	950,000	983,174

Michigan - 2.0%
Bad Axe Public Schools, General Obligation Unlimited,
Series B,
4.00%, 05/01/2024	50,000	57,350
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,214
Series G, AGC,
5.00%, 04/01/2018	6,200	6,290
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, BHAC, FGIC,
5.50%, 07/01/2036	125,000	130,189
Series A, NATL,
5.25%, 07/01/2018	50,000	50,157
Series B, NATL,
5.25%, 07/01/2022	25,000	25,078
Detroit Downtown Development Authority, Tax Allocation,
Series 1-A, NATL,
4.75%, 07/01/2025	35,000	35,414
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	85,000	82,440
Michigan Finance Authority, Revenue Bonds
Series D,
3.88%, 06/01/2019	25,000	24,185

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds (continued)
Series D-1,
5.00%, 07/01/2027	$ 500,000	$ 585,360
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	94,826
Series G-11A, AGC,
5.00%, 04/01/2018	33,800	34,722
Michigan State Hospital Finance Authority, Revenue Bonds,
Series A,
5.50%, 10/01/2027	50,000	52,375
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	145,000	143,992
5.25%, 06/01/2022	20,000	19,681
Warren Consolidated Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2025	450,000	545,877
Wayne Building Authority, Revenue Bonds,
4.00%, 10/01/2017	25,000	24,955

		1,930,105

Minnesota - 6.2%
City of Deephaven, Revenue Bonds
Series A,
4.00%, 07/01/2037	300,000	284,562
5.25%, 07/01/2037	80,000	84,446
City of Ham Lake, Revenue Bonds
Series A,
4.00%, 07/01/2028	375,000	363,045
5.00%, 07/01/2031	250,000	257,423
City of Minneapolis, Revenue Bonds
Series A,
4.00%, 07/01/2026 (F)	1,500,000	1,466,925
5.00%, 07/01/2047 (F)	200,000	197,772
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	203,198
4.50%, 07/01/2028 (F)	750,000	733,522
5.00%, 07/01/2036 (F)	1,315,000	1,254,576
5.00%, 12/01/2050	450,000	469,031
Series B,
5.25%, 04/01/2043 (F)	400,000	403,284
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	500,000	448,625

		6,166,409

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	10,000	10,584
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,048
Series 4A,
4.40%, 07/01/2041	325,000	326,706

		342,338

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.5%
City of Kansas City Airport Revenue, Revenue Bonds,
Series B,
5.00%, 09/01/2017	$ 500,000	$ 501,750

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
3.90% (A), 03/01/2031	135,000	140,509
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,036
Yellowstone County School District No. 4, General Obligation Unlimited,
4.65%, 07/01/2019	25,000	25,073

		190,618

Nebraska - 0.3%
Douglas County Hospital Authority No. 2, Revenue Bonds,
3.25%, 11/15/2029	290,000	299,309
Nebraska Investment Finance Authority, Revenue Bonds,
Series E, GNMA, FNMA, FHLMC,
2.35%, 09/01/2019	25,000	25,526

		324,835

Nevada - 0.4%
City of North Las Vegas, General Obligation Limited,
NATL,
5.00%, 05/01/2025	20,000	20,003
City of Reno, Revenue Bonds,
AGM,
5.50%, 06/01/2039	115,000	119,385
County of Clark, Special Assessment,
4.00%, 08/01/2022	225,000	229,187

		368,575

New Jersey - 3.6%
Atlantic County Improvement Authority, Revenue Bonds,
Series B, AGM,
5.00%, 09/01/2021	100,000	114,080
Bordentown Regional School District, General Obligation Unlimited,
5.00%, 01/15/2025	280,000	339,755
Casino Reinvestment Development Authority, Revenue Bonds,
AGM,
5.00%, 11/01/2026	375,000	421,181
City of Atlantic City, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2032 - 03/01/2042	825,000	932,077
City of Jersey City, General Obligation Unlimited,
BAM,
5.00%, 12/01/2022	320,000	375,773
Cumberland County Improvement Authority, Revenue Bonds, AGM,
3.00%, 09/01/2017	100,000	100,181

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Essex County Improvement Authority, Revenue Bonds,
Series A,
7.00%, 12/01/2053 (D) (F)	$ 115,000	$ 120,828
Lacey Municipal Utilities Authority, Revenue Bonds,
AMBAC,
4.00%, 12/01/2017	100,000	101,034
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 09/01/2020	180,000	201,262
5.75%, 09/15/2027 (F)	400,000	440,868
Series A, NATL,
5.00%, 07/01/2029	20,000	20,272
Series B,
6.50%, 04/01/2031 (D) (F)	10,000	11,555
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
5.00%, 06/01/2029	400,000	396,908
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,735

		3,578,509

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Revenue Bonds,
4.75%, 07/01/2022	70,000	73,938

New York - 9.5%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 08/01/2052 (E)	500,000	511,450
County of Rockland, General Obligation Unlimited,
Series B,
2.50%, 09/01/2018	35,000	35,330
Esopus Fire District, General Obligation Unlimited,
AMBAC,
4.30%, 08/01/2017	20,000	20,000
Housing Development Corp., Revenue Bonds,
Series C1A,
3.45%, 05/01/2050	2,420,000	2,423,606
New York City Industrial Development Agency, Revenue Bonds
FGIC,
2.77%, 03/01/2027	20,000	19,499
NATL,
4.75%, 03/01/2046	50,000	50,128
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,295
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	275,000	265,719
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	950,000	1,000,891
Series C,
3.75%, 06/01/2045	3,350,000	3,053,994

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Liberty Development Corp., Revenue Bonds,
5.25%, 10/01/2035	$ 465,000	$ 584,482
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	123,358
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	860,000	943,248
Niagara Area Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2024 (C)	100,000	100,160
Niagara Falls City School District, Certificate of Participation,
AGM,
4.00%, 06/15/2026	90,000	98,958
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
5.00%, 05/15/2019	10,000	10,606
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,224
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	62,476

		9,369,424

North Carolina - 1.9%
North Carolina Turnpike Authority, Revenue Bonds
5.00%, 01/01/2030	1,000,000	1,169,250
AGM,
5.00%, 01/01/2028	590,000	709,770

		1,879,020

Ohio - 6.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,245,000	1,164,075
5.38%, 06/01/2024	60,000	58,139
6.50%, 06/01/2047	165,000	162,735
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (D) (F)	20,000	20,051
City of Lorain, General Obligation Limited
BAM,
3.13%, 12/01/2026	85,000	88,640
4.00%, 12/01/2023	640,000	699,059
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (C)	100,000	106,744
County of Allen, Revenue Bonds,
GNMA,
4.10%, 12/20/2017	25,000	25,017
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	107,305
County of Scioto, Revenue Bonds,
3.50%, 02/15/2038	1,925,000	1,883,497
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	550,000	638,333

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Montgomery County Transportation Improvement District, Revenue Bonds,
5.00%, 12/01/2018	$ 20,000	$ 20,830
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	820,000	850,069
Toledo-Lucas County Port Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2046	100,000	104,939

		5,929,433

Oklahoma - 0.0% (B)
University of Oklahoma, Revenue Bonds,
Series A,
4.75%, 07/01/2029	20,000	20,622

Oregon - 0.5%
County of Jackson Airport Revenue, Revenue Bonds,
AGM,
3.00%, 12/01/2035	125,000	123,964
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (C) (D)	355,000	353,945

		477,909

Pennsylvania - 1.9%
Allegheny County Hospital Development Authority, Revenue Bonds,
4.75%, 08/15/2017	155,000	155,245
Cumberland County Municipal Authority, Revenue Bonds,
3.25%, 01/01/2039	50,000	45,856
McKean County Hospital Authority, Revenue Bonds,
ACA,
5.25%, 10/01/2030	50,000	49,775
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.00%, 07/01/2023	145,000	145,099
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
3.50%, 10/01/2041	165,000	173,506
Series A,
3.25%, 10/01/2025	390,000	407,842
4.25%, 10/01/2035	650,000	686,712
Philadelphia Gas Works Co., Revenue Bonds,
5.00%, 10/01/2026	75,000	90,171
Philadelphia Municipal Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2017	100,000	101,218
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	45,000	45,078

		1,900,502

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 10.6%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	$ 100,000	$ 109,954
AGM,
5.13%, 07/01/2030	110,000	110,201
5.25%, 07/01/2020	100,000	107,075
5.50%, 07/01/2019	105,000	111,080
AGM-CR,
4.50%, 07/01/2023	15,000	15,022
5.00%, 07/01/2028	15,000	15,027
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,335
5.00%, 07/01/2022 - 07/01/2033	475,000	475,880
5.25%, 07/01/2030	35,000	35,067
5.50%, 07/01/2029	245,000	279,807
Series A, AGM,
4.00%, 07/01/2022	140,000	144,476
4.13%, 07/01/2023 - 07/01/2024	50,000	50,532
5.00%, 07/01/2035	105,000	109,451
5.38%, 07/01/2025	170,000	179,908
6.00%, 07/01/2033	305,000	305,738
Series A-4, AGM,
5.00%, 07/01/2031	100,000	104,720
5.25%, 07/01/2030	25,000	26,354
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	400,664
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	135,000	141,507
5.38%, 07/01/2028	30,000	30,062
5.50%, 07/01/2032	55,000	55,114
5.75%, 07/01/2037	190,000	190,412
6.00%, 07/01/2036	35,000	35,083
Series D, AGM,
3.88%, 07/01/2019	30,000	30,034
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	188,789
5.13%, 07/01/2047	175,000	178,300
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	575,000	575,218
5.00%, 07/01/2027	200,000	200,360
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	225,000	225,171
3.65%, 07/01/2024	95,000	95,072
Series RR, AGC,
5.00%, 07/01/2028	165,000	166,637
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	195,000	196,932
Series TT, AGC-ICC,
5.00%, 07/01/2032	65,000	65,110
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,104
Series UU, AGC,
4.25%, 07/01/2027	230,000	230,216
5.00%, 07/01/2026	165,000	165,300
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	465,000	465,880
Series V, AGM,
5.25%, 07/01/2027	70,000	78,380

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	$ 50,000	$ 50,477
Series AA, AGC-ICC,
5.00%, 07/01/2035	75,000	75,125
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,704
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	135,000	149,693
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	85,655
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	465,000	469,508
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	204,247
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	20,000	20,191
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,229
5.00%, 07/01/2030	30,000	30,528
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,095
Series L, AGC,
4.00%, 07/01/2020	165,000	170,927
5.25%, 07/01/2019	100,000	105,325
Series M, AGC-ICC,
5.00%, 07/01/2032	105,000	105,177
Series N, AGC,
5.25%, 07/01/2036	70,000	77,298
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	187,511
Series Y, AGM,
6.25% (A), 07/01/2021	135,000	150,777
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	110,000	111,388
5.00%, 08/01/2019 - 08/01/2030	1,425,000	1,445,895
Series A, AGM-CR,
4.75%, 08/01/2025	15,000	15,189
Series C, AGM,
5.25%, 08/01/2017 - 08/01/2019	100,000	104,720
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	170,000	170,457
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	26,331
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	22,270
Series I, AGC-ICC,
5.00%, 07/01/2036	110,000	110,180
Series K, AGM,
5.25%, 07/01/2027	25,000	25,935
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	70,810
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	13,917
Series C, AGM,
5.13%, 08/01/2042	450,000	467,248

		10,507,779

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 0.7%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	$ 350,000	$ 377,741
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	326,937

		704,678

South Carolina - 0.8%
County of Greenville, Revenue Bonds,
AMBAC,
4.00%, 04/01/2018	20,000	20,043
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022 (F)	695,000	714,307
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
Series A, AGM,
6.25%, 08/01/2034	35,000	40,385

		774,735

Tennessee - 0.2%
Hallsdale-Powell Utility District, Revenue Bonds,
NATL,
4.50%, 04/01/2040	50,000	50,110
Poplar Grove Utility District Waterworks Revenue, Revenue Bonds,
Series A, AGM,
3.00%, 04/01/2024	70,000	74,868
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	100,000	103,763

		228,741

Texas - 6.0%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.63%, 08/15/2046	500,000	480,305
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2023	150,000	173,862
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029 (F)	150,000	161,184
City of Lockhart, General Obligation Limited,
BAM,
5.00%, 08/01/2025	145,000	174,210
Fort Bend County Municipal Utility District No. 133, General Obligation Unlimited,
BAM,
2.00%, 09/01/2017	100,000	100,083
Grapevine-Colleyville Independent School District, General Obligation Unlimited,
Series B,
2.00% (A), 08/01/2036 (E)	285,000	285,000
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046	1,000,000	1,014,620

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (continued)
Series A,
3.38%, 08/15/2021 (C)	$ 900,000	$ 899,145
5.00%, 04/01/2048	100,000	107,031
Series A1,
5.00%, 07/01/2046	40,000	44,366
Series C,
5.00%, 07/01/2031	150,000	153,791
5.25%, 07/01/2036	400,000	416,748
Series D,
6.00%, 07/01/2026	125,000	122,371
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited,
BAM,
3.25%, 10/01/2032	1,140,000	1,141,049
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	442,269
Waco Independent School District, General Obligation Unlimited,
5.25%, 08/15/2019	100,000	100,175
Willow Creek Farms Municipal Utility District, General Obligation Unlimited,
BAM,
3.00%, 09/01/2023	130,000	136,982

		5,953,191

U. S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (F)	100,000	104,906

Utah - 1.0%
Intermountain Power Agency, Revenue Bonds,
Series A,
4.00%, 07/01/2018	25,000	25,687
Utah Charter School Finance Authority, Revenue Bonds
5.00%, 04/15/2030 (C)	420,000	425,586
6.00%, 04/15/2045 (C)	500,000	518,480
Series A,
5.75%, 07/15/2020	20,000	20,757

		990,510

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds,
5.00%, 10/01/2042	855,000	936,473

Virginia - 0.3%
Buena Vista Public Service Authority, Revenue Bonds,
Series A,
5.13%, 01/01/2023	25,000	24,941
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	145,000	137,757
Winchester Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2021	100,000	112,432

		275,130

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington - 0.1%
King County School District No. 405, General Obligation Unlimited,
5.00%, 12/01/2017	$ 100,000	$ 101,432

West Virginia - 0.1%
Jefferson County Public Service District, Revenue Bonds,
Series A,
4.38%, 10/01/2025	65,000	65,090

Wisconsin - 0.9%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (D) (F)	25,000	26,010
Series A,
4.60%, 12/01/2042	365,000	368,993
4.75%, 12/01/2052	480,000	484,661
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A,
6.75%, 09/01/2037	25,000	25,018
Series B,
5.00%, 05/15/2036	25,000	25,033

		929,715

Total Municipal Government Obligations (Cost $93,591,376)		94,638,291

REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $3,796,687 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $3,873,175.	3,796,674	3,796,674

Total Repurchase Agreement (Cost $3,796,674)		3,796,674

Total Investments (Cost $97,388,050) (I)		98,434,965
Net Other Assets (Liabilities) - 0.3%		261,881

Net Assets - 100.0%		$ 98,696,846

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$94,638,291	$—	$94,638,291
Repurchase Agreement	—	3,796,674	—	3,796,674

Total Investments	$—	$98,434,965	$—	$98,434,965

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $4,381,242, representing 4.4% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2017, the value of such securities amounted to $1,299,383 or 1.3% of the Fund’s net assets.
(E)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(F)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Industrial Development Authority of the County of Pima, Revenue Bonds, 6.00%, 07/01/2050	01/18/2017	$6,760	$1,274	0.0	%(B)
Municipal Government Obligations	Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030	02/16/2017	51,160	50,231	0.1
Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	306,260	298,642	0.3
Municipal Government Obligations	Canyons Metropolitan District No. 5, General Obligation Limited, Series A, 6.00%, 12/01/2037	05/17/2017	991,260	1,005,430	1.0
Municipal Government Obligations	Canyons Metropolitan District No. 5, General Obligation Limited, Series B, 8.00%, 12/15/2047	05/17/2017	500,010	502,925	0.5
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	9,525	0.0	(B)
Municipal Government Obligations	State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	11/02/2016- 04/04/2017	220,936	220,774	0.2
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	451,554	0.5
Municipal Government Obligations	Sangamon County School District No. 186, Certificate of Participation, Series A, ACA, 6.13%, 08/15/2023	04/06/2017	24,060	24,247	0.0	(B)

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued)

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 4.00%, 07/01/2026	06/09/2016	$1,500,010	$1,466,925	1.5%
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	06/09/2016	203,958	197,772	0.2
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 4.50%, 07/01/2028	09/09/2016	750,010	733,522	0.7
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 5.00%, 07/01/2036	09/09/2016	1,315,010	1,254,576	1.3
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	403,284	0.4
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053	12/10/2015	115,006	120,828	0.1
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/08/2016	443,717	440,868	0.5
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, Series B, 6.50%, 04/01/2031	01/22/2015	10,535	11,555	0.0	(B)
Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,051	0.0	(B)
Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	693,930	714,307	0.7
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	161,184	0.2
Municipal Government Obligations	Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032	03/27/2017 - 03/28/2017	103,591	104,906	0.1
Municipal Government Obligations	Public Finance Authority, Revenue Bonds, 5.00%, 04/01/2022	05/01/2017	25,171	26,010	0.0	(B)

Total			$8,261,007	$8,220,390	8.3%

(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2017; the maturity dates disclosed are the ultimate maturity dates.
(H)	Rate disclosed reflects the yield at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $97,388,050. Aggregate gross unrealized appreciation and depreciation for all securities is $2,176,803 and $1,129,888, respectively. Net unrealized appreciation for tax purposes is $1,046,915.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS (continued):

BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 15.9%
Airlines - 0.1%
Delta Air Lines, Inc.
2.88%, 03/13/2020	$ 180,000	$ 183,292

Banks - 5.3%
BAC Capital Trust XIV
4.00% (A), 08/16/2017 (B)	726,000	644,753
Bank of America Corp.
3.30% (A), 11/19/2024, MTN	1,000,000	940,000
4.18%, 11/25/2027, MTN	131,000	135,284
4.24% (A), 04/24/2038	782,000	811,940
4.30% (A), 02/18/2020, MTN (C)	400,000	402,000
BankBoston Capital Trust III
2.00% (A), 06/15/2027	100,000	94,000
BankBoston Capital Trust IV
1.82% (A), 06/08/2028	212,000	200,340
Barclays PLC
3.29% (A), 08/10/2021	216,000	226,767
Citigroup, Inc.
2.50% (A), 08/02/2021	448,000	456,673
3.67% (A), 07/24/2028	574,000	576,644
Corestates Capital II
1.95% (A), 01/15/2027 (D)	269,000	256,223
HSBC Holdings PLC
6.00% (A), 05/22/2027 (B)	271,000	284,238
JPMorgan Chase & Co.
2.54% (A), 10/24/2023	198,000	201,837
PNC Financial Services Group, Inc.
5.00% (A), 11/01/2026 (B)	396,000	409,860
Royal Bank of Scotland Group PLC
2.00% (A), 03/08/2023, MTN (E)	EUR 800,000	982,397
3.50% (A), 05/15/2023	$ 200,000	202,355
Standard Chartered PLC
2.82% (A), 01/30/2027 (B) (D)	500,000	428,125
SunTrust Capital III
1.90% (A), 03/15/2028	792,000	726,660
Swedbank AB
1.00% (A), 11/22/2027 (E)	EUR 800,000	939,680
UniCredit SpA
5.86% (A), 06/19/2032 (D)	$ 201,000	210,718
Wachovia Capital Trust II
1.80% (A), 01/15/2027	308,000	289,520
Westpac Banking Corp.
4.32% (A), 11/23/2031, MTN	64,000	65,992

		9,486,006

Building Products - 0.4%
Masco Corp.
3.50%, 11/15/2027	744,000	740,541

Capital Markets - 2.0%
Credit Suisse Group Funding Guernsey, Ltd.
3.59% (A), 04/16/2021	694,000	731,838
Goldman Sachs Capital II
4.00% (A), 08/31/2017 (B)	24,000	21,480
Goldman Sachs Capital III
4.00% (A), 08/31/2017 (B)	109,000	95,647
Goldman Sachs Group, Inc.
2.35% (A), 11/15/2021	597,000	603,315
3.06% (A), 10/28/2027, MTN	169,000	176,100
Morgan Stanley
1.98% (A), 02/14/2020	473,000	474,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
3.59% (A), 07/22/2028	$ 345,000	$ 345,545
4.20% (A), 04/25/2023 - 06/09/2023, MTN	643,000	649,554
State Street Corp.
2.25% (A), 06/01/2077	554,000	512,782

		3,611,238

Construction Materials - 0.6%
Vulcan Materials Co.
1.85% (A), 06/15/2020	744,000	743,569
3.90%, 04/01/2027	252,000	259,774

		1,003,343

Consumer Finance - 0.4%
Ford Motor Credit Co. LLC
2.02% (A), 06/12/2020	662,000	662,173

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	241,000	242,913

Insurance - 1.0%
Genworth Holdings, Inc.
3.18% (A), 11/15/2066	1,350,000	502,875
Hartford Financial Services Group, Inc.
3.31% (A), 02/12/2067 (D)	898,000	876,111
Prudential Financial, Inc.
8.88% (A), 06/15/2068	225,000	237,713
XLIT, Ltd.
3.76% (A), 08/31/2017 (B)	271,000	254,062

		1,870,761

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047 (D)	170,000	176,245

Metals & Mining - 2.1%
Alcoa Nederland Holding BV
6.75%, 09/30/2024 (D)	217,000	239,242
Glencore Finance Canada, Ltd.
2.70%, 10/25/2017 (D)	231,000	231,460
Glencore Funding LLC
4.00%, 04/16/2025 - 03/27/2027 (D)	814,000	821,881
Goldcorp, Inc.
2.13%, 03/15/2018	288,000	288,750
Kinross Gold Corp.
4.50%, 07/15/2027 (D)	240,000	239,100
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (D)	832,000	865,910
5.75%, 11/15/2041 (D)	446,000	488,460
Vale Overseas, Ltd.
6.25%, 08/10/2026	612,000	680,238

		3,855,041

Multi-Utilities - 0.5%
National Grid PLC
1.25%, 10/06/2021, MTN (E)	GBP 480,000	771,881
WEC Energy Group, Inc.
3.29% (A), 05/15/2067	$ 219,000	212,491

		984,372

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	491,000	524,003

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
2.12% (A), 09/16/2021	$ 439,000	$ 446,785
Enbridge, Inc.
5.50% (A), 07/15/2077	1,169,000	1,185,074
EnLink Midstream Partners, LP
4.85%, 07/15/2026	431,000	453,745
Hess Corp.
4.30%, 04/01/2027	107,000	106,240
Marathon Oil Corp.
4.40%, 07/15/2027	293,000	297,731
ONEOK, Inc.
4.00%, 07/13/2027	78,000	79,248
Phillips 66 Partners, LP
3.55%, 10/01/2026	396,000	390,109
TOTAL SA
3.88% (A), 12/29/2049, MTN (B) (E)	EUR 1,000,000	1,281,890

		4,764,825

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc.
2.10%, 05/20/2020	$ 201,000	202,497

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (E)	GBP 510,863	835,551

Total Corporate Debt Securities (Cost $28,782,056)		28,618,798

FOREIGN GOVERNMENT OBLIGATIONS - 20.9%
Australia - 0.9%
Australia Government Bond
1.00%, 11/21/2018 (E)	AUD 2,000,000	1,723,344

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2019	BRL 2,000,000	657,757

France - 3.0%
France Republic Government Bond OAT
0.10%, 07/25/2021 (E)	EUR 4,280,418	5,348,895

Italy - 5.3%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (E)	1,537,035	1,826,599
1.25%, 09/15/2032 (E)	4,061,480	4,754,228
2.10%, 09/15/2021 (E)	2,213,533	2,879,537

		9,460,364

Mexico - 1.9%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,794,078	869,653
4.50%, 12/04/2025	40,349,834	2,498,709

		3,368,362

New Zealand - 0.9%
New Zealand Government Bond
2.00%, 09/20/2025 (E)	NZD 2,000,000	1,597,287

Spain - 1.4%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D) (E)	EUR 2,035,700	2,501,032

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 7.1%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (E)	GBP 7,888,100	$ 12,803,935

Total Foreign Government Obligations (Cost $36,920,379)		37,460,976

MORTGAGE-BACKED SECURITIES - 1.8%
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1.93% (A), 06/15/2034 (D)	$ 180,000	180,282
GS Mortgage Securities Trust
Series 2014-GSFL, Class B,
2.98% (A), 07/15/2031 (D)	3,000,000	2,974,314

Total Mortgage-Backed Securities (Cost $3,180,000)		3,154,596

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.88% (A), 04/25/2024	2,135,993	2,177,050
3.43% (A), 02/25/2024	1,443,201	1,491,538
Federal National Mortgage Association Connecticut Avenue Securities
3.23% (A), 10/25/2023	220,716	223,130

Total U.S. Government Agency Obligations (Cost $3,836,497)		3,891,718

U.S. GOVERNMENT OBLIGATIONS - 56.7%
U.S. Treasury Inflation-Protected Securities - 56.7%
U.S. Treasury Inflation-Indexed Bond
0.13%, 04/15/2022 (F)	8,553,465	8,550,668
0.75%, 02/15/2045	4,617,952	4,320,537
1.00%, 02/15/2046	2,805,193	2,793,170
1.38%, 02/15/2044	3,073,526	3,334,360
2.13%, 02/15/2040	1,355,315	1,683,322
2.38%, 01/15/2025	5,804,699	6,640,756
3.38%, 04/15/2032	3,450,986	4,760,522
3.88%, 04/15/2029	6,502,467	8,857,095
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2026	40,650,807	40,449,739
0.25%, 01/15/2025	3,575,010	3,532,114
0.38%, 07/15/2025	4,231,490	4,225,418
0.63%, 01/15/2024 - 01/15/2026	6,294,089	6,380,681
1.13%, 01/15/2021	6,043,433	6,286,688

Total U.S. Government Obligations (Cost $101,445,790)		101,815,070

	Shares	Value
PREFERRED STOCKS - 0.6%
Banks - 0.0% (G)
Santander Finance Preferred SAU
4.00% (A) (B)	3,100	76,880

Consumer Finance - 0.5%
Navient Corp.
4.25% (A) (B)	32,242	808,629

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Insurance - 0.1%
Prudential Financial, Inc.
4.60% (A)	4,655	$ 118,703

Total Preferred Stocks (Cost $961,370)		1,004,212

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (H)	8,680,625	8,680,625

Total Securities Lending Collateral (Cost $8,680,625)		8,680,625

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $4,199,163 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 01/12/2018, and with a value of $4,283,565.	$ 4,199,149	4,199,149

Total Repurchase Agreement (Cost $4,199,149)		4,199,149

Total Investments (Cost $188,005,866) (I)		188,825,144
Net Other Assets (Liabilities) - (5.2)%		(9,260,479)

Net Assets - 100.0%		$ 179,564,665

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	09/14/2017	USD	14,785,860	EUR	12,913,921	$—	$(539,465)
JPMS	08/11/2017	USD	602,138	BRL	2,000,000	—	(37,789)
JPMS	08/11/2017	USD	8,312,479	GBP	6,480,000	—	(240,498)
JPMS	08/11/2017	USD	3,178,132	MXN	57,500,000	—	(45,667)

Total						$—	$(863,419)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$28,618,798	$—	$28,618,798
Foreign Government Obligations	—	37,460,976	—	37,460,976
Mortgage-Backed Securities	—	3,154,596	—	3,154,596
U.S. Government Agency Obligations	—	3,891,718	—	3,891,718
U.S. Government Obligations	—	101,815,070	—	101,815,070
Preferred Stocks	1,004,212	—	—	1,004,212
Securities Lending Collateral	8,680,625	—	—	8,680,625
Repurchase Agreement	—	4,199,149	—	4,199,149

Total Investments	$9,684,837	$179,140,307	$—	$188,825,144

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(863,419)	$—	$(863,419)

Total Other Financial Instruments	$—	$(863,419)	$—	$(863,419)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, value of the security is $402,000, representing 0.2% of the Fund’s net assets.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $10,489,103, representing 5.8% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $38,246,256, representing 21.3% of the Fund’s net assets.
(F)	All or a portion of the security is on loan. The value of the security on loan is $8,500,380. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $188,005,866. Aggregate gross unrealized appreciation and depreciation for all securities is $3,316,962 and $2,497,684, respectively. Net unrealized appreciation for tax purposes is $819,278.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Greece - 0.0% (A)
Hellenic Republic Government Bond
0.00% (B), 10/15/2042	EUR 366,000	$ 1,365

Italy - 2.4%
Italy Buoni Poliennali del Tesoro
1.65%, 04/23/2020 (C)	3,607,596	4,491,040
2.70%, 03/01/2047 (C)	565,000	604,393

		5,095,433

New Zealand - 0.9%
New Zealand Government Bond
2.50%, 09/20/2035 (C)	NZD 2,310,000	1,850,764

Spain - 0.3%
Spain Government Bond
5.15%, 10/31/2044 (C)	EUR 302,000	520,097

Total Foreign Government Obligations (Cost $6,864,885)		7,467,659

U.S. GOVERNMENT OBLIGATIONS - 95.6%
U.S. Treasury Inflation-Protected Securities - 95.6%
U.S. Treasury Inflation Indexed Note
0.50%, 07/15/2027	$ 2,636,238	2,609,025
U.S. Treasury Inflation-Indexed Bond
0.13%, 04/15/2022 (D)	14,626,425	14,621,642
0.63%, 02/15/2043	3,273,153	3,001,429
0.75%, 02/15/2042 - 02/15/2045	8,657,116	8,166,330
0.88%, 02/15/2047	4,526,667	4,378,667
1.00%, 02/15/2046	4,255,094	4,236,857
1.38%, 02/15/2044	4,636,015	5,029,450
1.75%, 01/15/2028	5,659,735	6,340,743
2.00%, 01/15/2026	3,230,512	3,636,123
2.13%, 02/15/2040 - 02/15/2041	5,845,655	7,275,593
2.38%, 01/15/2025 - 01/15/2027	9,237,604	10,690,202
2.50%, 01/15/2029	4,416,805	5,336,914
3.38%, 04/15/2032	539,639	744,414
3.63%, 04/15/2028	2,920,244	3,829,296
3.88%, 04/15/2029 (E)	4,987,011	6,792,872
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	45,389,790	45,085,313
0.25%, 01/15/2025	8,079,937	7,982,986
0.38%, 07/15/2023 - 01/15/2027	23,812,446	23,811,042
0.63%, 07/15/2021 - 01/15/2024	15,116,464	15,452,321
0.63%, 01/15/2026 (E)	2,480,096	2,509,051
1.13%, 01/15/2021	10,158,159	10,567,035
1.25%, 07/15/2020	7,428,699	7,746,387
1.38%, 01/15/2020	959,637	995,110

Total U.S. Government Obligations (Cost $202,232,628)		200,838,802

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - 10-Year U.S. Treasury Note Futures
Exercise Price $127 Expiration Date 08/25/2017	140	32,813

Total Exchange-Traded Options Purchased (Cost $57,075)		32,813

	Number of Contracts		Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (F)
Put - EUR vs. USD
Exercise Price EUR 1 Expiration Date 10/18/2017, DUB		3,725,000	$ 7,395

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $21,916)			7,395

	Notional Amount		Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2% (F)
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 2.68% Expiration Date 01/12/2021, DUB		$ 900,000	95,989
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 3.04% Expiration Date 06/17/2019, DUB		1,510,000	68,122
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 3.25% Expiration Date 01/05/2022, DUB		6,075,000	105,000
Put - Receives Floating Rate Index 3-Month USD-LIBOR Exercise Rate 3.54% Expiration Date 06/17/2019, DUB		1,500,000	31,047
Put - Receives Floating Rate Index 6-Month JPY-LIBOR Exercise Rate 1.10% Expiration Date 06/29/2022, DUB	JPY	682,280,000	78,628
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $420,009)			378,786

	Shares		Value

SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
BlackRock Liquidity Funds T-Fund Portfolio		1,333,282	1,333,282

Total Short-Term Investment Company (Cost $1,333,282)			1,333,282

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (G)		14,843,869	14,843,869

Total Securities Lending Collateral (Cost $14,843,869)			14,843,869

Total Investments (Cost $225,773,664) (H)			224,902,606
Net Other Assets (Liabilities) - (7.1)%			(14,905,499)

Net Assets - 100.0%			$ 209,997,107

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - 10-Year U.S. Treasury Note Futures	USD	124.50	09/22/2017	70	$(21,775)	$(24,063)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (F)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	DUB	EUR	1.19	10/18/2017	EUR	3,725,000	$(26,014)	$(60,139)

CENTRALLY CLEARED SWAP AGREEMENTS: (I)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.41%	06/30/2019	CAD	11,730,000	$(30,073)	$60	$(30,133)
3-Month CAD-CDOR	Receive	1.45	07/05/2019	CAD	11,710,000	(25,545)	66	(25,611)
3-Month USD-LIBOR	Pay	1.80	11/30/2021	USD	10,780,000	31,638	189	31,449
3-Month USD-LIBOR	Receive	1.81	11/30/2021	USD	2,900,000	(6,860)	50	(6,910)
3-Month USD-LIBOR	Pay	2.19	02/15/2027	USD	1,330,000	8,072	26	8,046
3-Month USD-LIBOR	Receive	2.57	04/27/2046	USD	245,000	1,097	6	1,091
3-Month USD-LIBOR	Receive	2.63	01/07/2027	USD	2,160,000	2,222	37	2,185
6-Month GBP-LIBOR	Receive	0.55	06/19/2022	GBP	2,045,000	(44,325)	(56,388)	12,063
6-Month GBP-LIBOR	Pay	1.37	04/26/2047	GBP	2,450,000	160,105	77	160,028
6-Month GBP-LIBOR	Receive	1.40	05/26/2047	GBP	750,000	(42,548)	32	(42,580)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.75	06/15/2047	EUR	615,000	(35,338)	39	(35,377)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.83	05/15/2047	EUR	650,000	(15,247)	30	(15,277)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.86	07/15/2047	EUR	570,000	(8,204)	38	(8,242)
U.K. RPI All Items Monthly	Receive	3.37	06/15/2022	GBP	3,160,000	453	142	311
U.K. RPI All Items Monthly	Receive	3.44	07/15/2047	GBP	150,000	11	11	—
U.K. RPI All Items Monthly	Receive	3.44	04/26/2027	GBP	1,500,000	31,734	48	31,686
U.K. RPI All Items Monthly	Receive	3.51	04/26/2047	GBP	750,000	44,289	40	44,249

Total						$71,481	$(55,497)	$126,978

OVER-THE-COUNTER SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements

Floating Rate Index	Counterparty	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Pay	1.38%	05/15/2027	EUR	490,000	$2,378	$—	$2,378
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Receive	1.89	05/15/2047	EUR	490,000	(844)	—	(844)

Total							$1,534	$—	$1,534

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(308)	03/18/2019	$—	$(108,605)
2-Year U.S. Treasury Note	Short	(27)	09/29/2017	—	(10,304)
5-Year U.S. Treasury Note	Long	19	09/29/2017	4,727	—
10-Year Australia Treasury Bond	Short	(8)	09/15/2017	13,944	—
10-Year U.S. Treasury Note	Long	29	09/20/2017	2,287	—
10-Year U.S. Treasury Bond	Long	10	09/20/2017	3,391	—
Euro OAT	Short	(1)	09/07/2017	2,688	—

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Euro-BTP Italy Government Bond	Short	(8)	09/07/2017	$12,114	$—
Euro-BTP Italy Government Bond	Short	(39)	09/07/2017	—	(23,586)
German Euro Bund	Short	(52)	09/07/2017	—	(6,279)
German Euro BUXL	Long	26	09/07/2017	—	(25,383)
German Euro Schatz	Long	1	09/07/2017	117	—
U.K. Gilt	Short	(8)	09/27/2017	21,314	—
U.S. Treasury Bond	Short	(82)	09/20/2017	28,315	—

Total				$88,897	$(174,157)

FORWARD FOREIGN CURRENCY CONTRACTS: (F)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/03/2017	USD	216,636	GBP	168,000	$—	$(5,045)
CITI	08/03/2017	USD	163,308	GBP	126,000	—	(2,953)
CITI	08/03/2017	USD	1,859,530	NZD	2,536,000	—	(44,897)
CSI	08/03/2017	EUR	40,000	USD	45,674	1,685	—
DUB	08/03/2017	USD	5,939,714	EUR	5,196,000	—	(212,270)
DUB	09/06/2017	USD	5,537,095	EUR	4,689,000	—	(25,203)
SSB	08/03/2017	EUR	467,000	USD	538,185	14,736	—
SSB	08/03/2017	USD	518,116	GBP	401,000	—	(11,015)
WBC	09/06/2017	USD	1,898,802	NZD	2,536,000	—	(4,385)

Total						$16,421	$(305,768)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$7,467,659	$—	$7,467,659
U.S. Government Obligations	—	200,838,802	—	200,838,802
Exchange-Traded Options Purchased	32,813	—	—	32,813
Over-the-Counter Foreign Exchange Options Purchased	—	7,395	—	7,395
Over-the-Counter Interest Rate Swaptions Purchased	—	378,786	—	378,786
Short-Term Investment Company	1,333,282	—	—	1,333,282
Securities Lending Collateral	14,843,869	—	—	14,843,869

Total Investments	$16,209,964	$208,692,642	$—	$224,902,606

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$279,621	$—	$279,621
Over-the-Counter Interest Rate Swap Agreements	—	2,378	—	2,378
Futures Contracts (K)	88,897	—	—	88,897
Forward Foreign Currency Contracts (K)	—	16,421	—	16,421

Total Other Financial Instruments	$88,897	$298,420	$—	$387,317

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(24,063)	$—	$—	$(24,063)
Over-the-Counter Foreign Exchange Options Written	—	(60,139)	—	(60,139)
Centrally Cleared Interest Rate Swap Agreements	—	(208,140)	—	(208,140)
Over-the-Counter Interest Rate Swap Agreements	—	(844)	—	(844)
Futures Contracts (K)	(174,157)	—	—	(174,157)
Forward Foreign Currency Contracts (K)	—	(305,768)	—	(305,768)

Total Other Financial Instruments	$(198,220)	$(574,891)	$—	$(773,111)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of July 31, 2017.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $7,466,294, representing 3.6% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $14,535,650. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $512,167.
(F)	Cash deposit due to broker in the amount of $360,000 has been segregated as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(G)	Rate disclosed reflects the yield at July 31, 2017.
(H)	Aggregate cost for federal income tax purposes is $223,668,575. Aggregate gross unrealized appreciation and depreciation for all securities is $2,652,234 and $1,418,203, respectively. Net unrealized depreciation for tax purposes is $1,234,031.
(I)	Cash on deposit with broker in the amount of $272,000 has been segregated as collateral on centrally cleared swap agreements.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
SSB	State Street Bank & Trust Co.
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
RPI	Retail Price Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 4,188,091	$ 4,509,502
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	9,440,000	9,424,601
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (A)	1,260,000	1,259,560
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	3,637,000	3,647,735
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.73% (B), 07/18/2027 (A)	10,440,000	10,483,316
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,972,964	1,951,147
Diamond Resorts Owner Trust
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	219,990	219,817
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (A)	6,380,000	6,347,909
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (A)	5,125,000	5,113,135
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	522,837	521,445
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,801,800	1,804,180
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.46% (B), 04/20/2026 (A)	6,620,000	6,601,848
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	1,093,664	1,116,704
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,802,735	1,811,301
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
2.64% (B), 04/15/2029 (A)	3,500,000	3,499,979
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,571,916	1,561,877
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	6,876,816	6,800,562
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	4,700,000	4,733,325
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	11,200,000	11,016,466
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.83% (B), 04/17/2027 (A)	10,220,000	10,220,654
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	10,783,000	10,763,030

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	$ 2,500,000	$ 2,485,825
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,005,363	1,000,413
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,794,300	1,797,262
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
2.52% (B), 10/17/2027 (A)	5,250,000	5,251,239
Series 2015-2A, Class A1AR,
2.58% (B), 07/20/2030 (A)	6,445,000	6,441,739
RAAC Trust
Series 2007-RP4, Class A,
1.58% (B), 11/25/2046 (A)	837,020	743,759
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	24,599,000	24,738,892
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	632,162	631,970
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	538,128	538,794
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,597,551	1,595,556
Series 2014-2A, Class A,
2.05% (B), 06/20/2031 (A)	1,077,666	1,076,120
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	577,837	576,590
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	657,876	658,198
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	682,598	685,990
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	1,480,208	1,483,512
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	2,675,501	2,674,346
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	232,380	232,008
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	1,066,368	1,064,998
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,940,724	3,848,243
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	5,856,537	5,892,166
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,000,000	2,005,757
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	438,584	434,637
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	7,134,298	7,220,366
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,703,156	1,717,517
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	9,261,755	9,341,847
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	4,569,064	4,610,662
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	4,698,290	4,748,132
Series 2016-3, Class A1,

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
2.25% (B), 04/25/2056 (A)	$ 8,571,987	$ 8,554,297
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	5,841,225	5,823,020
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	5,900,927	5,954,922
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	1,298,434	1,310,945
Series 2017-3, Class A1,
2.75% (B), 06/25/2057 (A)	5,170,000	5,219,094
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
2.18% (B), 10/15/2018 (A)	9,520,000	9,526,802
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	7,938,620	7,917,509
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	8,746,650	8,745,405
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.96% (B), 10/20/2028 (A)	8,060,000	8,102,250

Total Asset-Backed Securities (Cost $257,815,477)		258,058,875

CORPORATE DEBT SECURITIES - 40.7%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,559,730
5.10%, 01/15/2044	2,948,000	3,357,477

		7,917,207

Airlines - 1.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,205,354	2,203,149
3.70%, 04/01/2028	7,494,002	7,711,735
4.95%, 07/15/2024	4,360,101	4,681,135
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,776,837	5,003,737
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	9,527,961	10,004,359
6.82%, 02/10/2024	6,770,353	7,726,665
7.75%, 06/17/2021	443,973	488,370
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	353,405	388,746
United Airlines Pass-Through Trust
3.75%, 03/03/2028	6,483,317	6,677,817
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,679,960	2,840,757

		47,726,470

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	3,900,000	3,950,064

Automobiles - 0.5%
Ford Motor Co.
4.35%, 12/08/2026 (C)	7,362,000	7,613,309
General Motors Co.
4.88%, 10/02/2023	5,746,000	6,209,892
6.25%, 10/02/2043	1,075,000	1,217,683

		15,040,884

Banks - 7.4%
Bank of America Corp.
4.10%, 07/24/2023	10,598,000	11,280,204

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
4.45%, 03/03/2026, MTN	$ 6,846,000	$ 7,218,984
5.75%, 12/01/2017	1,965,000	1,992,064
Bank One Capital III
8.75%, 09/01/2030	1,265,000	1,875,363
Bank One Corp.
8.00%, 04/29/2027	940,000	1,254,221
Barclays Bank PLC
10.18%, 06/12/2021 (A)	18,145,000	22,753,884
BNP Paribas SA
6.75% (B), 03/14/2022 (A) (C) (D)	2,465,000	2,680,688
Branch Banking & Trust Co.
3.80%, 10/30/2026	6,910,000	7,313,737
Citigroup, Inc.
2.63% (B), 09/01/2023	7,680,000	7,847,347
3.38%, 03/01/2023 (C)	4,822,000	4,946,104
5.95% (B), 01/30/2023 (D)	1,700,000	1,840,250
6.68%, 09/13/2043	490,000	662,661
Commerzbank AG
8.13%, 09/19/2023 (A) (C)	16,945,000	20,575,975
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (D)	21,977,000	25,440,575
Discover Bank
3.45%, 07/27/2026	5,967,000	5,860,400
First Horizon National Corp.
3.50%, 12/15/2020	4,785,000	4,914,487
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	506,765
5.25%, 03/14/2044	790,000	918,414
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,945,000	3,004,786
JPMorgan Chase & Co.
3.25%, 09/23/2022	16,157,000	16,683,427
3.38%, 05/01/2023	5,232,000	5,342,557
3.54% (B), 05/01/2028	5,125,000	5,158,400
4.85%, 02/01/2044	490,000	561,486
6.40%, 05/15/2038	3,925,000	5,254,295
6.75% (B), 02/01/2024 (D)	412,000	471,946
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,915,000	1,929,184
KeyBank NA
3.40%, 05/20/2026, MTN	3,070,000	3,043,865
Nordea Bank AB
4.25%, 09/21/2022 (A)	18,072,000	19,173,272
Oversea-Chinese Banking Corp., Ltd.
3.15% (B), 03/11/2023 (A)	1,480,000	1,487,413
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,874,891
6.10%, 06/10/2023	1,414,000	1,575,192
6.40%, 10/21/2019	2,607,000	2,833,658
Societe Generale SA
5.00%, 01/17/2024 (A)	2,315,000	2,473,573
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	4,150,000	4,178,925
Toronto-Dominion Bank
3.63% (B), 09/15/2031	7,230,000	7,176,859
US Bank NA
2.13%, 10/28/2019	2,024,000	2,040,305
Wells Fargo & Co.
2.13%, 04/22/2019	2,654,000	2,670,795
3.58% (B), 05/22/2028, MTN	5,004,000	5,083,519
4.10%, 06/03/2026, MTN	1,814,000	1,893,470
5.38%, 11/02/2043	3,948,000	4,590,833
5.90% (B), 06/15/2024 (D)	1,080,000	1,173,150
Wells Fargo Bank NA
5.95%, 08/26/2036	2,984,000	3,797,931

		233,355,855

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 16,959,000	$ 17,541,033
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048 (A)	9,908,000	10,454,099
Constellation Brands, Inc.
3.70%, 12/06/2026	2,526,000	2,594,642
Molson Coors Brewing Co.
2.10%, 07/15/2021	6,520,000	6,444,133
4.20%, 07/15/2046	1,063,000	1,050,295
Pernod Ricard SA
5.75%, 04/07/2021 (A)	9,189,000	10,269,847

		48,354,049

Biotechnology - 1.2%
AbbVie, Inc.
3.20%, 05/14/2026	11,200,000	11,194,982
Amgen, Inc.
4.40%, 05/01/2045	1,540,000	1,616,251
Biogen, Inc.
4.05%, 09/15/2025	5,469,000	5,852,541
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,671,157
5.00%, 08/15/2045	11,568,000	13,153,441
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,620,000	1,599,844
4.15%, 03/01/2047	1,598,000	1,611,190

		36,699,406

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,368,838

Capital Markets - 4.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	10,331,000	10,818,427
7.30%, 06/28/2019	8,112,000	8,922,746
Charles Schwab Corp.
3.20%, 03/02/2027	4,550,000	4,592,816
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	4,559,000	4,624,919
3.80%, 06/09/2023	5,920,000	6,169,285
Deutsche Bank AG
2.48% (B), 08/20/2020	4,745,000	4,800,716
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,537,028
5.75%, 01/24/2022	8,370,000	9,431,458
6.25%, 02/01/2041	490,000	640,410
6.75%, 10/01/2037	5,177,000	6,795,806
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	11,890,000	13,260,858
Morgan Stanley
5.00%, 11/24/2025	13,267,000	14,492,486
5.75%, 01/25/2021	13,740,000	15,241,892
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	6,410,000	7,036,225
State Street Corp.
2.25% (B), 06/01/2077	285,000	263,796
UBS AG
1.80%, 03/26/2018	5,273,000	5,280,229
7.63%, 08/17/2022	11,848,000	14,099,120
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (A)	1,628,000	1,729,055

		131,737,272

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 593,000	$ 619,175
Monsanto Co.
4.40%, 07/15/2044	7,736,000	7,947,587

		8,566,762

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,332,605
3.85%, 11/15/2024 (A)	3,020,000	3,124,848
Hutchison Whampoa International 12 II, Ltd.
2.00%, 11/08/2017 (A)	3,300,000	3,302,422
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	3,575,000	3,573,574

		14,333,449

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.13%, 03/01/2019	797,000	804,448
Harris Corp.
5.55%, 10/01/2021	8,811,000	9,795,065

		10,599,513

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/09/2043 (A)	2,340,000	2,338,846
3.17%, 04/09/2047 (A)	4,040,000	4,066,036

		6,404,882

Construction Materials - 0.5%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A)	5,530,000	5,770,903
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	9,365,000	9,954,265

		15,725,168

Consumer Finance - 1.1%
Ally Financial, Inc.
3.50%, 01/27/2019	5,970,000	6,059,550
4.13%, 03/30/2020	6,050,000	6,231,500
American Express Co.
4.05%, 12/03/2042	2,075,000	2,119,884
BMW US Capital LLC
2.80%, 04/11/2026 (A) (C)	7,584,000	7,411,699
Capital One Financial Corp.
2.50%, 05/12/2020	6,855,000	6,916,222
Discover Financial Services
3.75%, 03/04/2025	6,726,000	6,754,855

		35,493,710

Containers & Packaging - 0.4%
International Paper Co.
4.75%, 02/15/2022	5,062,000	5,541,194
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,204,988
5.75%, 10/15/2020	4,025,000	4,115,562
6.88%, 02/15/2021	2,304,122	2,367,485

		14,229,229

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	651,000	673,592

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	$ 2,897,000	$ 3,074,931

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.00%, 06/30/2022	12,650,000	12,801,509
3.40%, 05/15/2025	9,092,000	8,956,593
4.35%, 06/15/2045	3,469,000	3,142,851
4.60%, 02/15/2021	585,000	625,677
5.00%, 03/01/2021	905,000	984,185
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,569,307
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,980,000	3,419,550
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	895,980
Verizon Communications, Inc.
5.15%, 09/15/2023	11,638,000	12,948,241
5.50%, 03/16/2047	7,119,000	7,628,016

		52,971,909

Electric Utilities - 1.2%
Appalachian Power Co.
3.40%, 06/01/2025	5,285,000	5,433,287
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	551,123
8.88%, 11/15/2018	449,000	487,958
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	13,799,000	13,687,534
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,110,000	1,167,963
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,074,375
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,628,722
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	5,168,000	5,515,936
5.30%, 06/01/2042	525,000	633,104
PacifiCorp
3.60%, 04/01/2024	8,385,000	8,804,896
5.75%, 04/01/2037	400,000	503,304

		39,488,202

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.88%, 01/12/2028	6,625,000	6,679,636

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	6,169,000	6,297,254
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	883,074
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	806,400

		7,986,728

Equity Real Estate Investment Trusts - 1.6%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	7,049,000	6,952,020
EPR Properties
4.50%, 04/01/2025	4,740,000	4,847,043
4.75%, 12/15/2026	3,910,000	4,043,988
5.75%, 08/15/2022	3,123,000	3,479,134

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
HCP, Inc.
3.40%, 02/01/2025	$ 5,985,000	$ 5,981,044
Hospitality Properties Trust
5.00%, 08/15/2022	6,379,000	6,862,943
Kilroy Realty, LP
4.25%, 08/15/2029	7,920,000	8,170,312
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,232,375
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	4,300,000	4,489,531

		49,058,390

Food & Staples Retailing - 1.1%
CVS Health Corp.
2.13%, 06/01/2021	8,495,000	8,441,753
5.30%, 12/05/2043	319,000	372,450
Kroger Co.
2.80%, 08/01/2022	3,317,000	3,340,766
Sysco Corp.
3.25%, 07/15/2027	4,894,000	4,889,047
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,328,443
4.30%, 04/22/2044	5,964,000	6,626,499
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	9,530,000	9,874,767

		34,873,725

Food Products - 0.4%
Conagra Brands, Inc.
3.20%, 01/25/2023	4,064,000	4,105,124
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	984,102
4.88%, 02/15/2025 (A)	3,800,000	4,091,175
Tyson Foods, Inc.
3.95%, 08/15/2024	3,446,000	3,654,852

		12,835,253

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories
3.75%, 11/30/2026	10,930,000	11,277,749
Becton Dickinson and Co.
3.70%, 06/06/2027	11,053,000	11,209,345
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,072,159
Medtronic, Inc.
4.63%, 03/15/2045	5,836,000	6,617,382

		30,176,635

Health Care Providers & Services - 0.5%
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,931,351
2.30%, 07/15/2018	6,515,000	6,553,973
3.30%, 01/15/2023	20,000	20,683
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,802,745
HCA Healthcare, Inc.
6.25%, 02/15/2021	1,150,000	1,249,187
UnitedHealth Group, Inc.
3.38%, 11/15/2021	3,305,000	3,455,523

		15,013,462

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 4,697,000	$ 5,005,640
Newell Brands, Inc.
4.20%, 04/01/2026	1,589,000	1,699,887

		6,705,527

Independent Power & Renewable Electricity Producers - 0.0% (E)
NRG Energy, Inc.
6.63%, 03/15/2023	925,000	957,953

Industrial Conglomerates - 1.0%
General Electric Co.
5.00% (B), 01/21/2021 (D)	20,121,000	21,213,369
5.50%, 01/08/2020, MTN	2,271,000	2,472,658
6.88%, 01/10/2039, MTN	5,796,000	8,376,617

		32,062,644

Insurance - 1.4%
American Financial Group, Inc.
9.88%, 06/15/2019	635,000	723,822
American International Group, Inc.
8.18% (B), 05/15/2068	640,000	873,600
CNA Financial Corp.
5.88%, 08/15/2020	4,347,000	4,813,468
Enstar Group, Ltd.
4.50%, 03/10/2022	2,305,000	2,387,072
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,690,000	1,846,354
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,806,871
Lincoln National Corp.
8.75%, 07/01/2019	1,561,000	1,755,568
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	6,534,000	6,768,512
Pacific Life Insurance Co.
9.25%, 06/15/2039(A)	5,209,000	8,482,226
Reinsurance Group of America, Inc.
3.91% (B), 12/15/2065	8,542,000	8,200,320
Swiss Re America Holding Corp.
7.75%, 06/15/2030	2,903,000	4,045,708

		44,703,521

IT Services - 0.1%
Mastercard, Inc.
3.38%, 04/01/2024	2,903,000	3,041,258

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,036,000	3,060,649

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,394,701

Media - 0.9%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,367,860
Cablevision Systems Corp.
7.75%, 04/15/2018	1,440,000	1,490,400
CBS Corp.
5.75%, 04/15/2020	4,490,000	4,911,440
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,455,875
Comcast Corp.
5.88%, 02/15/2018	2,454,000	2,509,254

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (D)	$ 3,715,000	$ 3,975,050
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,808,348
4.45%, 01/15/2043	2,995,000	3,206,193

		28,724,420

Metals & Mining - 0.1%
Anglo American Capital PLC
4.75%, 04/10/2027 (A)	1,705,000	1,815,825
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	1,031,000	1,106,698
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	1,125,000	1,087,031
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	9,000	9,204

		4,018,758

Multi-Utilities - 0.5%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	563,768
4.88%, 03/01/2044	725,000	810,793
Dominion Energy, Inc.
2.58%, 07/01/2020	3,948,000	3,985,151
DTE Electric Co.
4.30%, 07/01/2044	4,920,000	5,320,857
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	6,095,000	6,167,494

		16,848,063

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	7,623,000	8,554,561
Apache Corp.
4.25%, 01/15/2044	360,000	340,688
4.75%, 04/15/2043	520,000	528,922
BP Capital Markets PLC
3.12%, 05/04/2026	9,549,000	9,604,527
Continental Resources, Inc.
3.80%, 06/01/2024 (C)	1,055,000	975,875
Energy Transfer, LP
4.90%, 02/01/2024	2,755,000	2,911,801
5.15%, 03/15/2045	1,238,000	1,204,957
5.95%, 10/01/2043	960,000	1,009,060
7.60%, 02/01/2024	3,005,000	3,555,372
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,623,578
4.85%, 07/15/2026	2,486,000	2,617,194
EOG Resources, Inc.
2.45%, 04/01/2020	3,127,000	3,151,641
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,937,988
3.04%, 03/01/2026	6,907,000	7,044,035
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,142,681
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	1,023,714
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	5,190,000	5,356,506
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,466,000	1,492,710
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,370,000	1,419,662
Murphy Oil Corp.
3.50%, 12/01/2017	1,326,000	1,330,972

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen Energy ULC
5.88%, 03/10/2035	$ 110,000	$ 130,393
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	485,292
8.25%, 03/01/2019	1,065,000	1,165,366
Petrobras Global Finance BV
5.38%, 01/27/2021	3,850,000	3,955,875
6.25%, 03/17/2024	1,370,000	1,428,225
Petroleos Mexicanos
3.50%, 01/30/2023	4,430,000	4,341,400
6.88%, 08/04/2026	3,295,000	3,726,315
Petronas Capital, Ltd.
5.25%, 08/12/2019 (A)	2,300,000	2,439,893
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	6,630,000	6,734,297
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,940,358
3.75%, 09/12/2046	2,122,000	2,051,104
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,068,050
4.63%, 03/01/2034	875,000	954,051
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,103,369
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	534,427
7.88%, 09/01/2021	796,000	931,320
Williams Partners, LP
5.40%, 03/04/2044	814,000	866,623

		98,682,802

Pharmaceuticals - 0.7%
Actavis, Inc.
3.25%, 10/01/2022	2,456,000	2,529,329
Allergan Funding SCS
3.80%, 03/15/2025	6,431,000	6,685,217
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	5,938,000	6,149,019
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	6,416,000	6,335,787

		21,699,352

Road & Rail - 0.6%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	5,342,000	5,356,632
7.13%, 10/15/2020 (A)	8,952,000	10,186,552
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	276,974
3.75%, 04/01/2024	294,000	313,214
Hertz Corp.
5.50%, 10/15/2024 (A) (C)	1,065,000	867,975
6.75%, 04/15/2019 (C)	728,000	728,000

		17,729,347

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
2.88%, 05/11/2024	7,326,000	7,415,700
KLA-Tencor Corp.
4.13%, 11/01/2021	6,177,000	6,552,296
QUALCOMM, Inc.
3.25%, 05/20/2027	6,703,000	6,750,658

		20,718,654

Software - 0.3%
Microsoft Corp.
3.30%, 02/06/2027	8,535,000	8,825,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023	$ 6,827,000	$ 6,831,294
2.85%, 02/23/2023	5,198,000	5,329,904
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	5,905,000	6,577,166
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	7,952,000	8,228,992
HP, Inc.
3.75%, 12/01/2020	270,000	282,432
Seagate HDD Cayman
4.88%, 06/01/2027	2,040,000	1,949,067

		29,198,855

Tobacco - 0.1%
Reynolds American, Inc.
8.13%, 06/23/2019	2,315,000	2,578,468
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,745,000	1,943,597

		4,522,065

Trading Companies & Distributors - 0.4%
International Lease Finance Corp.
8.25%, 12/15/2020	9,599,000	11,342,620

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	4,190,572
4.38%, 07/16/2042 (C)	2,600,000	2,651,248
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,739,606
4.88%, 08/15/2040 (A)	6,645,000	7,083,018
6.11%, 01/15/2040 (A)	8,554,000	9,205,240
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	4,891,000	5,294,507
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,464,150
T-Mobile USA, Inc.
6.84%, 04/28/2023	145,000	153,881

		43,782,222

Total Corporate Debt Securities (Cost $1,264,254,322)		1,286,353,993

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (C)	1,440,000	1,441,440

Colombia - 0.2%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	841,388
4.50%, 01/28/2026 (C)	5,775,000	6,141,712

		6,983,100

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	4,920,751
5.38%, 10/17/2023 (A)	2,500,000	2,788,427

		7,709,178

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023	6,388,000	6,726,564

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (E)
Peru Government International Bond
7.35%, 07/21/2025 (C)	$ 1,010,000	$ 1,326,888

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023 (C)	1,920,000	1,952,640

Republic of Korea - 0.3%
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,273,863
3.50%, 08/22/2017	2,510,000	2,512,277

		7,786,140

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	3,275,000	3,224,689

Total Foreign Government Obligations (Cost $36,611,837)		37,150,639

MORTGAGE-BACKED SECURITIES - 10.1%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1.54% (B), 08/25/2035	908,050	732,338
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,577,506	1,510,206
Series 2005-51, Class 3A3A,
1.55% (B), 11/20/2035	855,818	772,469
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	6,659,610	4,710,058
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,370,393	1,141,245
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	7,050,000	7,433,779
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.19% (B), 03/20/2035	109,414	110,445
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,958,932
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	7,195,000	7,006,553
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,640,503
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,138,110
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.37% (B), 08/26/2035 (A)	649,700	647,641
Series 2011-R11, Class 16A5,
2.58% (B), 08/26/2035 (A)	1,266,626	1,276,786
Series 2011-R11, Class 23A1,
3.31% (B), 06/26/2035 (A)	455,508	459,089
Series 2012-RR12, Class 4A1,
3.47% (B), 04/26/2036 (A)	735,078	743,221
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.59% (B), 11/25/2034	58,342	55,706
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
1.44% (B), 12/25/2046	92,499	172,554

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	$ 6,250,000	$ 6,440,868
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.49% (B), 02/25/2034	67,778	67,554
Series 2005-3, Class 1A2,
1.81% (B), 04/25/2035	174,378	164,702
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,625,000	1,714,874
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,209,455
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,217,660	1,266,933
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	6,107,994	6,232,229
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	2,367,951	2,426,822
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	619,050
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	213,994	212,833
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,097,948
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,891,928
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,487,750
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,970,000	3,149,436
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	11,450,000	11,659,415
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	4,900,000	4,965,341
Commercial Mortgage Pass Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	7,072,429
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (B), 12/10/2049	1,028,527	1,029,161
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	9,280,000	9,491,398
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.04% (B), 08/26/2036 (A)	2,374,260	2,357,728
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	130,201	131,484
Series 2014-11R, Class 17A1,
1.38% (B), 12/27/2036 (A)	1,876,707	1,768,662
Series 2014-4R, Class 21A1,
1.55% (B), 12/27/2035 (A)	5,137,585	4,976,758
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.63% (B), 12/19/2033	18,942	17,954
Series 2005-AR1, Class 3A,
3.90%(B), 03/18/2035	42,530	42,018
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,308,585

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	$ 3,235,000	$ 3,252,343
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,658,790
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1.79% (B), 06/19/2034	466,677	437,652
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,514,152
Impac CMB Trust
Series 2003-8, Class 1A1,
1.91% (B), 10/25/2033	276,948	266,630
Series 2004-6, Class 1A1,
2.03% (B), 10/25/2034	28,723	27,513
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.61% (B), 08/25/2037	561,200	473,535
Jefferies Resecuritization Trust
Series 2009-R2, Class 4A,
3.38% (B), 05/26/2037 (A)	488,648	490,934
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,287,990	3,444,624
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,814,591
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.99% (B), 02/25/2034	50,928	50,597
Series 2006-A2, Class 5A1,
3.15% (B), 11/25/2033	51,148	52,293
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	294,789	256,118
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
6.20% (B), 05/26/2037 (A)	2,600,648	2,608,205
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.19% (B), 09/15/2045	900,000	908,813
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.33% (B), 11/25/2035 (A)	461,027	391,455
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.87% (B), 10/25/2028	31,271	30,668
Series 2004-A1, Class 2A1,
3.30% (B), 02/25/2034	177,683	178,226
Series 2005-A3, Class A1,
1.50% (B), 04/25/2035	28,984	28,427
Series 2005-A4, Class 2A2,
3.53% (B), 07/25/2035	184,300	179,902
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.82% (B), 06/12/2050	197,639	197,372
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	1,936,661	1,943,492
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,863,259
Series 2013-C11, Class B,
4.37%(B), 08/15/2046	1,035,000	1,095,216

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	$ 9,622,000	$ 9,538,978
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	114,239	117,956
Series 2012-R3, Class 1A,
2.71% (B), 11/26/2036 (A)	270,216	268,668
Series 2012-XA, Class A,
2.00%, 07/27/2049 (A)	38,958	39,047
Series 2013-R8, Class 9A,
1.94% (B), 09/26/2036 (A)	220,778	219,245
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,206,691	7,135,162
Series 2014-R4, Class 4A,
3.22% (B), 11/21/2035 (A)	1,308,152	1,314,692
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (A)	8,130,000	8,132,789
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	17,420,000	17,437,815
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052(A)	3,498,365	3,650,207
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,225,987	1,265,425
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	981,025	1,018,379
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,150,742	3,192,515
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	4,273,208	4,434,240
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	3,257,839	3,351,838
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	3,751,807	3,888,938
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	5,318,737	5,434,140
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	7,624,278	7,966,794
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,873,521	3,004,625
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	21,471,902	22,397,537
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	6,457,386	6,752,656
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	11,273,064
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,546,824
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.81% (B), 05/25/2035	2,941,320	2,842,222
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	4,175,401
RALI Trust
Series 2007-QO1, Class A1,
1.38% (B), 02/25/2047	440,574	420,909
Series 2007-QO4, Class A1A,
1.42% (B), 05/25/2047	853,412	795,050

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.27% (B), 01/26/2036 (A)	$ 560,204	$ 565,907
Series 2009-7, Class 5A4,
1.40% (B), 06/26/2037 (A)	615,943	596,082
SCG Trust
Series 2013-SRP1, Class AJ,
3.11% (B), 11/15/2026 (A)	6,570,000	6,536,245
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.44% (B), 07/25/2035	511,356	408,063
Series 2007-3, Class 3A1,
3.52% (B), 04/25/2047	1,386,267	1,077,787
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.93% (B), 01/19/2034	39,659	38,416
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	7,193,409
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7,
1.47% (B), 12/26/2036 (A)	61,573	60,863
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.73% (B), 06/15/2029 (A)	3,245,000	3,267,448
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1.52% (B), 07/25/2045	49,885	48,504
Series 2007-OA6, Class 1A1B,
1.54% (B), 07/25/2047	633,549	178,516
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,054,241
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
2.88% (B), 12/25/2033	600,986	607,552

Total Mortgage-Backed Securities (Cost $317,646,074)		318,725,906

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	490,317
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	4,076,161
7.60%, 11/01/2040	4,320,000	6,757,431
7.70%, 11/01/2030	1,650,000	1,932,926
7.95%, 03/01/2036	5,350,000	6,115,371
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	328,888

		19,701,094

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	295,000	381,172

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 431,000	$ 651,711

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	491,235
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	466,762
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	406,570
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	682,940

		2,047,507

Total Municipal Government Obligations (Cost $22,578,200)		22,781,484

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Federal Home Loan Mortgage Corp.
2.73% (B), 05/01/2037	51,033	52,826
2.85% (B), 02/01/2037	27,239	28,327
2.91% (B), 04/01/2037	73,307	76,163
3.00% (B), 09/01/2035	798,786	840,033
3.06% (B), 09/01/2037	21,303	22,396
3.26% (B), 01/01/2038	141,427	147,364
3.36% (B), 12/01/2034	18,225	19,206
3.50% (B), 05/01/2037	76,185	80,916
3.64% (B), 02/01/2041	464,121	486,745
5.00%, 08/01/2035 - 12/01/2035	2,544,247	2,812,648
5.50%, 11/01/2038 - 06/01/2041	1,743,758	1,949,526
6.00%, 05/01/2031	461,156	528,499
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,803,375
2.29% (B), 08/01/2037	7,931	8,158
2.50%, TBA (F) (G)	26,473,000	26,693,263
2.84% (B), 08/01/2034	8,034	8,352
2.88% (B), 01/01/2035	17,436	18,143
3.00%, TBA (F) (G)	219,106,000	221,109,820
3.25% (B), 08/01/2035	51,638	54,364
3.47% (B), 03/01/2041	362,812	379,621
3.50%, 07/01/2028 - 01/01/2029	3,872,706	4,057,909
3.50%, TBA (F) (G)	139,920,000	144,272,233
3.57% (B), 03/01/2041	105,854	112,130
4.00%, 06/01/2042	1,286,262	1,362,564
4.00%, TBA(F) (G)	34,509,000	36,330,157
4.50%, 02/01/2025 - 06/01/2026	2,190,908	2,305,475
5.00%, 04/01/2039 - 11/01/2039	17,478,308	19,413,655
5.00%, TBA (F) (G)	17,167,000	18,767,018
5.50%, 04/01/2036 - 12/01/2041	8,587,763	9,768,812
6.00%, 02/01/2034 - 02/01/2041	10,721,572	12,267,519

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 06/01/2038 - 05/01/2040	$ 2,729,934	$ 3,132,463
Government National Mortgage Association, Interest Only STRIPS
0.79% (B), 02/16/2053	6,983,461	333,992

Total U.S. Government Agency Obligations (Cost $511,191,557)		513,243,672

U.S. GOVERNMENT OBLIGATIONS - 20.8%
U.S. Treasury - 18.5%
U.S. Treasury Bond
2.25%, 08/15/2046	30,583,000	26,611,981
2.50%, 02/15/2045 - 05/15/2046	48,045,200	44,314,826
2.75%, 08/15/2042	21,383,500	20,944,967
2.88%, 08/15/2045	16,537,000	16,459,475
3.00%, 05/15/2042	3,000,000	3,078,165
3.13%, 02/15/2042	23,835,800	25,007,115
3.50%, 02/15/2039	18,811,100	21,095,614
3.63%, 02/15/2044	43,384,600	49,494,019
4.50%, 02/15/2036	23,818,200	30,548,699
4.75%, 02/15/2037	26,581,000	35,187,635
5.25%, 02/15/2029	29,970,100	38,659,091
U.S. Treasury Note
0.63%, 09/30/2017	16,122,300	16,110,692
0.75%, 01/31/2018	9,511,000	9,491,246
1.00%, 09/15/2017 - 11/30/2019	35,848,800	35,719,372
1.13%, 06/30/2021 - 09/30/2021	20,550,000	20,061,443
1.25%, 11/30/2018	38,912,600	38,891,315
1.50%, 08/15/2026	4,355,000	4,083,492
1.63%, 03/31/2019 - 05/15/2026	63,803,200	62,791,410
1.75%, 11/30/2021 - 05/15/2023	9,447,000	9,380,817
1.88%, 11/30/2021	20,724,100	20,826,912
2.00%, 12/31/2021 - 02/15/2025	18,888,900	18,883,741
2.25%, 11/15/2024	11,637,900	11,727,908
2.50%, 08/15/2023 - 05/15/2024	24,234,200	24,923,573

		584,293,508

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,235,590	10,346,862
2.50%, 01/15/2029	21,287,383	25,721,971
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	35,674,929	36,383,433

		72,452,266

Total U.S. Government Obligations (Cost $656,759,139)		656,745,774

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
7.68% (B)	60,502	1,652,309
CoBank ACB
Series F, 6.25% (A) (B)	6,000	627,188

		2,279,497

Capital Markets - 0.0% (E)
State Street Corp.
Series D, 5.90% (B)	23,039	657,764

Electric Utilities - 0.0% (E)
SCE Trust III
Series H, 5.75% (B)	7,998	230,742

	Shares	Value
PREFERRED STOCKS (continued)
Thrifts & Mortgage Finance - 0.0% (E)
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B)	93,300	$ 615,780
Federal National Mortgage Association
Series O, 0.00% (B)	1,300	14,690
Series S, 8.25% (B)	81,175	551,990

		1,182,460

Total Preferred Stocks (Cost $4,235,684)		4,350,463

	Principal	Value

COMMERCIAL PAPER - 12.1%
Banks - 1.8%
CRC Funding LLC
1.31% (H), 10/03/2017	$ 23,717,000	23,663,459
Macquarie Bank, Ltd.
1.33% (H), 09/22/2017	26,000,000	25,950,802
Standard Chartered Bank
1.32% (H), 10/27/2017	5,800,000	5,781,778

		55,396,039

Capital Markets - 1.0%
Cedar Spring Capital
1.22% (H), 08/09/2017	30,000,000	29,992,000

Diversified Financial Services - 8.3%
Alpine Securitization, Ltd.
1.24% (H), 08/02/2017	30,000,000	29,998,983
Angelsea Funding PLC
1.29% (H), 08/07/2017	31,000,000	30,993,438
Atlantic Asset Securitization LLC
1.19% (H), 08/22/2017	20,225,000	20,211,197
Barton Capital Corp.
1.17% (H), 08/03/2017	3,200,000	3,199,796
1.35% (H), 10/16/2017	27,000,000	26,924,190
Cancara Asset Securitisation LLC
1.32% (H), 10/05/2017	14,500,000	14,465,965
Kells Funding LLC
1.14% (H), 08/04/2017	30,000,000	29,997,200
Liberty Funding LLC
1.32% (H), 10/05/2017	15,000,000	14,964,792
Mont Blanc Capital Corp.
1.27% (H), 08/30/2017	31,283,000	31,251,500
NIEUW Amsterdam Receivable
1.28% (H), 09/13/2017	26,600,000	26,559,967
Sheffield Receivable
1.31% (H), 09/28/2017	23,000,000	22,952,198
1.35% (H), 10/11/2017	6,500,000	6,482,950
Victory Receivables Corp.
1.33% (H), 10/06/2017	5,300,000	5,287,271

		263,289,447

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.32% (H), 08/14/2017	7,000,000	6,996,714

Software - 0.8%
Manhattan Asset Funding Co. LLC
1.31% (H), 10/11/2017	26,200,000	26,133,343

Total Commercial Paper (Cost $381,807,543)		381,807,543

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.90% (H), 08/10/2017 (C)	$ 17,374,000	$ 17,369,900
0.92% (H), 08/24/2017 (C)	15,035,000	15,025,663
0.96% (H), 09/21/2017	1,000,000	998,608
0.97% (H), 09/21/2017	400,000	399,443
1.04% (H), 10/12/2017	29,000,000	28,937,331
1.10% (H), 10/19/2017	2,400,000	2,394,245

Total Short-Term U.S. Government Obligations (Cost $65,125,290)		65,125,190

	Shares	Value

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (H)	62,019,045	62,019,045

Total Securities Lending Collateral (Cost $62,019,045)		62,019,045

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $65,656,242 on 08/01/2017. Collateralized by U.S. Government Agency Obligations, 0.75% - 1.10% (H), due 11/29/2017 - 01/12/2018, and with a total value of $66,973,887.	$ 65,656,023	65,656,023

Total Repurchase Agreement (Cost $65,656,023)		65,656,023

Total Investments (Cost $3,645,700,191) (I)		3,672,018,607
Net Other Assets (Liabilities) - (16.2)%		(511,702,507)

Net Assets - 100.0%		$ 3,160,316,100

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$258,058,875	$—	$258,058,875
Corporate Debt Securities	—	1,286,353,993	—	1,286,353,993
Foreign Government Obligations	—	37,150,639	—	37,150,639
Mortgage-Backed Securities	—	318,725,906	—	318,725,906
Municipal Government Obligations	—	22,781,484	—	22,781,484
U.S. Government Agency Obligations	—	513,243,672	—	513,243,672
U.S. Government Obligations	—	656,745,774	—	656,745,774
Preferred Stocks	4,350,463	—	—	4,350,463
Commercial Paper	—	381,807,543	—	381,807,543
Short-Term U.S. Government Obligations	—	65,125,190	—	65,125,190
Securities Lending Collateral	62,019,045	—	—	62,019,045
Repurchase Agreement	—	65,656,023	—	65,656,023

Total Investments	$66,369,508	$3,605,649,099	$—	$3,672,018,607

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $822,080,150, representing 26.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,760,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(G)	Cash deposit due to broker in the amount of $1,932,261 has been segregated as collateral for open TBA commitment transactions.
(H)	Rates disclosed reflect the yields at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $3,644,718,037. Aggregate gross unrealized appreciation and depreciation for all securities is $40,164,249 and $12,863,680, respectively. Net unrealized appreciation for tax purposes is $27,300,569.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.6%
Alabama - 0.2%
Alabama Public Health Care Authority, Revenue Bonds,
3.00%, 09/01/2017	$ 115,000	$ 115,214
Alabama Public School & College Authority, Revenue Bonds
Series A,
5.00%, 05/01/2018	295,000	304,169
Alabama State University, Revenue Bonds,
AGC,
4.25%, 05/01/2021	25,000	25,904
County of Jefferson, Revenue Bonds
Series A, AGM-CR,
5.25%, 01/01/2023	300,000	300,522
5.50%, 01/01/2022	85,000	85,156
County of Mobile, General Obligation Limited,
Series B,
3.00%, 08/01/2017	125,000	125,000
Foley Utilities Board, Revenue Bonds,
4.00%, 11/01/2017	275,000	277,153
Jasper Water Works & Sewer Board, Inc., Revenue Bonds,
5.00%, 06/01/2022	320,000	359,658
Madison County Board of Education, Revenue Bonds,
3.00%, 09/01/2017	125,000	125,230
Marshall County Board of Education, Special Tax
AGM,
4.00%, 03/01/2031 - 03/01/2032	965,000	1,028,517

		2,746,523

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
5.00%, 06/01/2018	180,000	186,003
Series B, NATL-RE,
5.00%, 12/01/2020	100,000	101,378
Series D,
5.00%, 12/01/2025	1,425,000	1,712,152
City of Anchorage Water Revenue, Revenue Bonds,
5.00%, 05/01/2019	120,000	128,203
North Slope Borough Service Area 10, Revenue Bonds,
5.00%, 06/30/2022	535,000	602,587
State of Alaska, General Obligation Unlimited,
Series A,
5.00%, 08/01/2017	135,000	135,000
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	75,115

		2,940,438

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona - 1.3%
Arizona Board of Regents, Certificate of Participation,
Series A,
5.00%, 06/01/2019	$ 150,000	$ 160,341
Arizona Health Facilities Authority, Revenue Bonds, BHAC-CR,
5.38%, 01/01/2032	100,000	101,877
Arizona School Facilities Board, Certificate of Participation,
AGC-ICC,
5.13%, 09/01/2021	110,000	114,958
Arizona Transportation Board, Revenue Bonds,
5.25%, 07/01/2020	235,000	254,098
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	5,762,636	5,721,260
County of Pima, Certificate of Participation
5.00%, 12/01/2017 - 12/01/2026	135,000	142,116
County of Pima Sewer System Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2019	25,000	26,909
Series B,
5.00%, 07/01/2018	250,000	259,475
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	159,365
Gilbert Water Resource Municipal Property Corp., Revenue Bonds,
NATL,
5.00%, 10/01/2029	100,000	100,707
Greater Arizona Development Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2017	145,000	145,000
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,800,000	2,746,016
3.88%, 07/01/2021 (A)	190,000	188,662
5.00%, 07/01/2036	1,625,000	1,757,194
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	325,000	323,446
La Paz County Industrial Development Authority, Revenue Bonds
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	2,135,000	2,365,541
Maricopa County Community College District, General Obligation Unlimited,
Series C,
5.00%, 07/01/2020	150,000	161,481
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	153,764
Maricopa County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2034	375,000	414,780
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	47,475

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Pima County Unified School District No. 1, General Obligation Unlimited,
Series D, AGM,
5.00%, 07/01/2026	$ 100,000	$ 103,762
Pinal County Electrical District No. 4, Revenue Bonds AGM,
5.00%, 12/01/2022 - 12/01/2025	405,000	475,203
State of Arizona, Certificate of Participation,
Series B, AGM,
5.00%, 10/01/2017	390,000	392,734
Town of Gilbert, General Obligation Unlimited,
5.00%, 07/01/2019	675,000	700,582

		17,016,746

Arkansas - 0.0% (C)
Arkansas Development Finance Authority, Revenue Bonds, AMBAC, Zero Coupon, 07/01/2026	105,000	84,509

California - 8.4%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	188,397
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	1,400,000	1,478,023
5.00%, 10/01/2036	150,000	174,534
Alisal Union School District, General Obligation Unlimited
Series A, BAM,
Zero Coupon, 08/01/2033 - 08/01/2034	400,000	208,179
Anaheim Union High School District, General Obligation Unlimited,
5.00%, 08/01/2017	100,000	100,000
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,596,017
Baldwin Park/Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025 - 10/01/2026	240,000	245,983
3.00%, 10/01/2032 - 10/01/2033	300,000	285,046
4.00%, 10/01/2027	185,000	209,588
Bay Area Toll Authority, Revenue Bonds,
Series B,
1.50% (D), 04/01/2047	450,000	450,535
Brentwood Infrastructure Financing Authority, Revenue Bonds,
4.00%, 07/01/2018	100,000	102,888
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds,
5.00%, 09/01/2025	140,000	172,738
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	515,000	587,780

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California City Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
3.25%, 09/01/2026	$ 130,000	$ 136,873
California Community College Financing Authority, Revenue Bonds
Series A, BAM,
2.38%, 06/01/2030	110,000	105,153
2.50%, 06/01/2031	220,000	208,336
California Educational Facilities Authority, Revenue Bonds,
Series A,
Zero Coupon, 01/01/2018	150,000	149,433
California Health Facilities Financing Authority, Revenue Bonds
5.00%, 08/15/2017	100,000	100,169
Series B,
5.00%, 11/15/2031	265,000	315,729
Series C,
5.88%, 11/01/2023	320,000	400,432
Series D,
5.00%, 08/15/2022	25,000	28,985
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	785,760
Series A,
4.00%, 11/01/2017 (A)	415,000	416,739
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2018 (A)	840,000	851,424
4.00%, 08/01/2025 (A)	450,000	474,255
California State Public Works Board, Revenue Bonds,
Series F,
5.00%, 09/01/2017	100,000	100,362
California State University, Revenue Bonds,
Series A,
4.00%, 11/01/2034	430,000	466,309
California Statewide Communities Development Authority, Revenue Bonds
1.90% (D), 04/01/2028	75,000	76,098
2.63% (D), 11/01/2033	1,950,000	2,025,757
AGM,
5.00%, 10/01/2026	520,000	611,603
NATL,
5.00%, 08/01/2017	250,000	250,000
Series A,
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	877,393
5.00%, 12/01/2037	100,000	101,399
Series B,
5.00%, 07/01/2030	445,000	508,372
Campbell Union High School District, Certificate of Participation,
5.00%, 08/01/2027	200,000	200,000
Central Coast Water Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2017	100,000	100,712
Central Marin Sanitation Agency, Revenue Bonds,
3.00%, 09/01/2017	125,000	125,236
Chowchilla Public Financing Authority, Revenue Bonds
Series C, AGM,
3.13%, 06/01/2033	175,000	169,654

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Chowchilla Public Financing Authority, Revenue Bonds (continued)
3.25%, 06/01/2034 - 06/01/2035	$ 425,000	$ 414,751
3.38%, 06/01/2036 - 06/01/2037	540,000	530,971
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
4.00%, 10/01/2035	1,235,000	1,317,980
City of Escondido, Special Tax,
Series E, BAM,
5.00%, 09/01/2027	570,000	675,986
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	144,336
4.00%, 09/02/2021 - 09/02/2022	265,000	287,131
City of Visalia, Certificate of Participation,
AGM,
5.00%, 12/01/2024	360,000	437,738
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	83,430
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,151,284
5.00%, 09/01/2029 - 09/01/2030	2,170,000	2,579,005
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	59,014
5.00%, 02/01/2029	480,000	573,163
Compton Community College District, General Obligation Unlimited,
BAM,
5.00%, 07/01/2024	605,000	735,202
Contra Costa Water District, Revenue Bonds,
Series R,
5.00%, 10/01/2017	100,000	100,718
Corning Union High School District, General Obligation Unlimited,
Series A, AGM,
3.00%, 08/01/2019	110,000	113,975
Corona-Norco Unified School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/01/2021	125,000	125,000
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	895,000	938,299
3.13%, 09/01/2027	705,000	725,452
5.00%, 09/01/2021 - 09/01/2024	3,110,000	3,664,354
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	760,000	815,605
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	860,000	950,482
Davis Joint Unified School District, Certificate of Participation,
BAM,
4.00%, 08/01/2024	95,000	108,744
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	190,000	226,864

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Dublin Unified School District, General Obligation Unlimited,
Series B, AGM,
5.00%, 08/01/2020	$ 200,000	$ 200,000
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2029	4,725,000	5,703,092
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	100,000	101,041
3.00%, 09/01/2021 - 09/01/2022	185,000	190,683
3.50%, 09/01/2023	75,000	77,321
Eureka Public Financing Authority, Revenue Bonds,
4.50%, 10/01/2017	160,000	160,974
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2020	1,905,000	1,926,031
2.25%, 08/15/2021 - 08/15/2023	6,795,000	6,872,166
Franklin-Mckinley School District, General Obligation Unlimited,
5.00%, 08/01/2017	275,000	275,000
Fremont Union High School District, General Obligation Unlimited,
4.00%, 08/01/2017	125,000	125,000
Gilroy Unified School District, Certificate of Participation,
BAM,
4.00%, 04/01/2032	800,000	846,216
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2023 - 06/01/2024	4,000,000	4,682,220
Grossmont-Cuyamaca Community College District, General Obligation Unlimited,
Series B, NATL,
Zero Coupon, 08/01/2017	150,000	150,000
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	250,000	302,678
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2033	275,000	267,663
Huntington Beach Union High School District, Certificate of Participation,
AGM,
4.00%, 09/01/2019	100,000	100,263
Inglewood Unified School District School Facilities Financing Authority, Revenue Bonds,
AGM,
5.00%, 10/15/2017	300,000	302,499
Kern Community College District, General Obligation Unlimited,
5.00%, 11/01/2018	100,000	105,186
La Quinta Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
5.00%, 09/01/2021	35,000	39,968
Lancaster Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
2.38%, 08/01/2028	2,910,000	2,700,073

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited
Series A, NATL,
5.00%, 08/01/2032	$ 100,000	$ 100,000
Series I,
3.00%, 08/01/2018	170,000	173,801
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation,
Series E, AGM,
5.00%, 12/01/2022	50,000	58,570
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	504,178
5.00%, 09/01/2023	425,000	496,353
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	2,015,000	2,345,340
Middletown Unified School District, General Obligation Unlimited,
AGM,
4.10%, 08/01/2031	100,000	100,000
Norwalk-La Mirada Unified School District, General Obligation Unlimited
AGM,
4.75%, 08/01/2018	270,000	280,546
Series A,
3.00%, 08/01/2017	475,000	475,000
Oakdale Public Financing Authority, Special Tax
2.63%, 09/01/2022	110,000	114,606
3.00%, 09/01/2024	265,000	279,657
Palomar Community College District, General Obligation Unlimited,
Series C,
3.00%, 08/01/2017	220,000	220,000
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	325,000	335,608
5.00%, 09/01/2024	265,000	321,085
Pasadena Unified School District, General Obligation Unlimited,
2.00%, 08/01/2017	150,000	150,000
Peralta Community College District, General Obligation Unlimited
AGM,
5.00%, 08/01/2027	100,000	100,000
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,405,000	6,629,921
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	495,193
Placerville Union School District, General Obligation Unlimited,
BAM,
3.00%, 08/01/2033	150,000	145,569
Poway Unified School District, General Obligation Unlimited,
4.00%, 08/01/2017	100,000	100,000
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,800,000	2,128,760

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 10/01/2028 - 10/01/2030	$ 1,510,000	$ 1,815,437
Series C, AGM,
5.00%, 10/01/2022	415,000	488,301
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2020 - 09/01/2026	245,000	285,065
Roseville Joint Union High School District, General Obligation Unlimited
Series B,
Zero Coupon, 08/01/2030 - 08/01/2034	1,850,000	1,089,779
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2028	1,235,000	1,473,337
San Diego Public Facilities Financing Authority, Revenue Bonds,
5.00%, 10/15/2026	490,000	593,277
San Gorgonio Memorial Health Care District, General Obligation Unlimited,
5.00%, 08/01/2024	135,000	161,999
San Jose Unified School District, General Obligation Unlimited,
3.00%, 08/01/2017	100,000	100,000
San Leandro Redevelopment Agency Successor Agency, Tax Allocation,
5.00%, 09/01/2027	310,000	368,875
San Lorenzo Unified School District, General Obligation Unlimited,
Series B, BHAC-CR, FGIC,
4.75%, 08/01/2037	100,000	100,000
San Mateo County Community College District, General Obligation Unlimited,
Series A,
4.00%, 09/01/2017	250,000	250,693
Santa Clara County Financing Authority, Revenue Bonds,
AMBAC,
5.75%, 02/01/2041	165,000	165,000
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	885,000	1,037,866
Santa Margarita-Dana Point Authority, Special Assessment,
Series 2A,
5.00%, 08/01/2017	100,000	100,000
Semitropic Improvement District, Revenue Bonds,
Series A,
4.00%, 12/01/2017	100,000	101,065
Snowline Joint Unified School District, Special Tax
Series A,
3.00%, 09/01/2021 - 09/01/2022	535,000	558,356
South Tahoe Redevelopment Agency, Special Tax,
Series 2001-1,
3.38%, 10/01/2021	110,000	113,407
State of California, General Obligation Unlimited
4.00% (D), 12/01/2027	100,000	100,247

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
5.00%, 08/01/2017 - 09/01/2017	$ 350,000	$ 350,363
State of California Department of Veterans Affairs, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,950,000	5,929,234
3.25%, 12/01/2036	5,675,000	5,515,646
Stockton Public Financing Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	230,000	248,952
Series A, NATL,
5.00%, 10/01/2031	20,000	20,054
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,417,433
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
4.00%, 09/01/2018	150,000	154,880
5.00%, 09/01/2022	50,000	58,685
Sutter Union High School District, General Obligation Unlimited
BAM,
Zero Coupon, 08/01/2027 - 08/01/2028	400,000	294,702
Turlock Irrigation District, Revenue Bonds,
5.00%, 01/01/2018	125,000	127,205
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds,
Series A,
2.00%, 08/01/2017	125,000	125,000
Vacaville Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AGM,
2.75%, 09/01/2031	140,000	134,712
Vacaville Unified School District, Certificate of Participation
AGM,
3.00%, 12/01/2022	155,000	167,202
4.00%, 12/01/2023 - 12/01/2025	565,000	647,947
Vallejo City Unified School District, Special Tax,
AGM,
5.00%, 09/01/2019	100,000	100,278
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2025	555,000	549,023
2.13%, 11/15/2026	150,000	147,573
2.38%, 11/15/2027	330,000	326,462
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM,
2.50%, 08/01/2031	335,000	308,002
4.00%, 08/01/2032	620,000	668,583
Visalia Unified School District, General Obligation Unlimited,
5.00%, 08/01/2017	125,000	125,000
Walnut Energy Center Authority, Revenue Bonds,
4.00%, 01/01/2018	100,000	101,324
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2032 - 08/01/2036	2,425,000	2,580,517

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Washington Unified School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2024	$ 110,000	$ 126,539
West Hill Community College District, General Obligation Unlimited
Series C, BAM,
5.00%, 08/01/2021 - 08/01/2026	810,000	976,549
Whittier Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2026 - 08/01/2028	12,365,000	9,186,923

		113,119,128

Colorado - 1.6%
Beacon Point Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	70,000	75,954
Boulder Valley School District No. Re-2, General Obligation Unlimited,
Series B,
3.00%, 12/01/2017	100,000	100,752
Centerra Metropolitan District No. 1, Tax Allocation,
2.70%, 12/01/2019 (E)	705,000	711,042
City of Arvada, Certificate of Participation
4.00%, 12/01/2030 - 12/01/2034	2,615,000	2,834,926
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	1,090,000	1,175,737
5.00%, 06/15/2029 - 08/01/2036	3,550,000	4,032,205
Series A,
3.00%, 12/01/2020	145,000	149,169
Series C,
2.00%, 12/15/2017 (A) (B)	255,000	254,515
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	2,000,000	2,194,640
Series A,
4.25%, 11/01/2024 (E)	2,995,000	3,026,507
Colorado Higher Education, Certificate of Participation,
Series A,
5.00%, 11/01/2026	50,000	61,948
Colorado School of Mines, Revenue Bonds,
3.00%, 08/01/2017	435,000	435,000
County of Douglas Road Improvement Sales & Use Tax Revenue, Revenue Bonds,
3.25%, 10/15/2017	180,000	180,824
County of Jefferson, Revenue Bonds,
2.50%, 11/01/2017	100,000	100,391
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation Unlimited,
4.00%, 12/15/2017	100,000	101,218
El Paso County School District No. 49, Certificate of Participation,
5.00%, 12/15/2019	1,130,000	1,227,485
El Paso County School District No.2, General Obligation Unlimited,
4.00%, 12/01/2017	150,000	151,522

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Gateway Regional Metropolitan District, General Obligation Limited AGM,
3.00%, 12/01/2032 - 12/01/2036	$ 295,000	$ 286,771
Heather Ridge Metropolitan District No. 1, General Obligation Unlimited, AGM,
3.00%, 12/01/2035	115,000	109,067
Regional Transportation District, Certificate of Participation,
5.00%, 12/01/2018	110,000	111,520
SBC Metropolitan District, General Obligation Unlimited, AGM,
3.00%, 12/01/2017	205,000	206,304
Solaris Metropolitan District No. 3, General Obligation Limited,
Series A,
3.75%, 12/01/2026 (E)	640,000	639,226
Southglenn Metropolitan District, General Obligation Limited,
3.00%, 12/01/2021 (E)	1,000,000	993,540
Southlands Metropolitan District No. 1, General Obligation Limited AGC,
4.75%, 12/01/2027	500,000	505,905
5.25%, 12/01/2034	675,000	681,838
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019	400,000	424,448
5.00%, 12/01/2022	400,000	464,380
Weld County School District No. RE-4, General Obligation Unlimited, AGM,
5.00%, 12/01/2018	100,000	101,389

		21,338,223

Connecticut - 2.3%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,485,732
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 04/01/2022 - 07/01/2025	465,000	527,303
Series A, BAM,
3.00%, 12/01/2028	375,000	361,736
4.00%, 12/01/2027	515,000	541,512
5.00%, 12/01/2021 - 12/01/2026	13,795,000	15,714,800
Series A, BAM-TCRS,
5.00%, 04/01/2025	1,485,000	1,619,155
Series B,
4.00%, 04/01/2019	100,000	104,843
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,582,252
Series C, BAM,
5.00%, 08/15/2021	350,000	384,829
City of New Britain, General Obligation Unlimited,
Series A, BAM,
5.00%, 03/01/2025	240,000	287,016
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	385,000	457,141

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of Shelton, General Obligation Unlimited,
Series B,
4.00%, 10/15/2017	$ 160,000	$ 161,075
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1,
3.10%, 05/15/2028	2,115,000	2,185,832
Series A-4,
1.40%, 11/15/2019	950,000	953,629
Series B1,
2.40%, 11/15/2026	90,000	90,515
Series B3,
2.40%, 05/15/2026	55,000	55,712
Connecticut State Health & Educational Facility Authority, Revenue Bonds
1.65% (D), 11/15/2029	1,735,000	1,741,402
Series B, AGC,
5.50%, 07/01/2032	250,000	250,420
State of Connecticut, General Obligation Unlimited
Series A,
5.00%, 10/15/2017 - 04/15/2027	340,000	346,302
Series B,
5.00%, 04/15/2024	165,000	168,831
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
3.00%, 08/01/2017	665,000	665,000
Town of New Milford, General Obligation Unlimited,
5.00%, 07/15/2018	500,000	520,020
Town of Plymouth, General Obligation Unlimited,
4.00%, 07/15/2019	150,000	156,564
Town of South Windsor, General Obligation Unlimited,
2.00%, 02/15/2019	200,000	200,156
Town of Trumbull, General Obligation Unlimited,
4.00%, 09/15/2017	100,000	100,401
Town of Windsor Locks, General Obligation Unlimited,
Series A,
3.00%, 08/01/2017	175,000	175,000
University of Connecticut, Revenue Bonds
Series A,
4.00%, 08/15/2017	100,000	100,126
5.00%, 11/15/2023	25,000	27,177

		30,964,481

Delaware - 0.0% (C)
Delaware State Economic Development Authority, Revenue Bonds,
4.63%, 09/01/2034	495,000	509,286

District of Columbia - 0.3%
District of Columbia
3.88%, 07/01/2024	1,500,000	1,499,925
4.13%, 07/01/2027	1,000,000	989,940
5.00%, 07/01/2032 - 07/01/2037	780,000	789,751
District of Columbia, General Obligation Unlimited,
Series E,
5.00%, 06/01/2018	100,000	103,453
District of Columbia, Revenue Bonds
4.00%, 12/01/2017	245,000	247,511

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Revenue Bonds (continued)
Series B,
4.70% (D), 04/01/2031	$ 100,000	$ 102,522
Series B, AGM,
5.00%, 08/15/2038	100,000	100,163
Series C,
4.00%, 12/01/2021	25,000	27,923
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	29,497
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	27,951
Series C,
5.00%, 10/01/2019	55,000	59,604

		3,978,240

Florida - 2.8%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	362,020
4.25%, 07/01/2021 (A)	435,000	438,972
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
4.50%, 07/01/2034	2,320,000	2,369,532
Citizens Property Insurance Corp., Revenue Bonds, Series A-1, AGM,
4.00%, 06/01/2018	135,000	138,619
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	305,000	312,253
2.25%, 09/01/2023	825,000	846,689
2.75%, 09/01/2025 - 09/01/2026	1,645,000	1,682,911
City of Clearwater FL Water & Sewer Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2017	145,000	147,023
City of Fernandina Beach Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2019	30,000	32,246
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2030 - 12/01/2034	1,225,000	1,299,049
City of Gulf Breeze, Revenue Bonds,
Series L,
3.10%, 12/01/2020	100,000	104,970
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	475,000	495,116
4.00%, 10/01/2029	915,000	1,001,449
5.50%, 10/01/2028	100,000	105,319
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	99,146
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	336,732
City of Riviera Beach, Revenue Bonds,
BAM,
3.00%, 10/01/2022	125,000	134,755
City of Tampa, Revenue Bonds
5.00%, 07/01/2024	870,000	1,024,277
Series A,
5.00%, 11/15/2025	25,000	28,591

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Tarpon Springs Utility System Revenue, Revenue Bonds,
Series A-2,
4.00%, 10/01/2017	$ 100,000	$ 100,530
Collier County School Board, Certificate of Participation,
5.00%, 02/15/2018	250,000	255,417
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	340,000	408,007
County of Miami-Dade, Revenue Bonds,
NATL,
5.00%, 08/01/2017	100,000	100,000
County of Miami-Dade Aviation Revenue, Revenue Bonds,
5.00%, 10/01/2029	750,000	886,380
County of Miami-Dade Transit System, Revenue Bonds,
Series A,
5.00%, 07/01/2019	100,000	107,415
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds
Series B, AGM,
5.25%, 10/01/2017 - 10/01/2018	275,000	284,432
County of Okaloosa, Revenue Bonds,
4.00%, 10/01/2017	100,000	100,530
County of Osceola, Revenue Bonds,
AGC,
4.00%, 10/01/2017	150,000	150,795
Escambia County School Board, Revenue Bonds,
4.00%, 09/01/2019	120,000	127,156
Flagler County School District, Certificate of Participation,
Series A, AGM,
5.00%, 08/01/2018	25,000	25,968
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	64,590
Florida Department of Management Services, Certificate of Participation,
Series A,
5.00%, 08/01/2019	35,000	36,795
Florida Higher Educational Facilities Financial Authority, Revenue Bonds
5.00%, 04/01/2035 - 04/01/2036	1,200,000	1,346,696
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
3.75%, 07/01/2035	2,865,000	3,008,823
Series A, GNMA, FNMA, FHLMC,
2.25%, 07/01/2022	160,000	167,101
Florida Municipal Power Agency, Revenue Bonds
Series A,
5.00%, 10/01/2017 - 10/01/2018	125,000	126,874
Florida Ports Financing Commission, Revenue Bonds,
Series A,
5.00%, 10/01/2017	325,000	327,262
Greater Orlando Aviation Authority, Revenue Bonds,
Series A,
3.60%, 10/01/2018	40,000	41,191

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Indian River County School Board, Certificate of Participation,
Series A,
5.00%, 07/01/2018	$ 300,000	$ 310,893
JEA Electric System Revenue, Revenue Bonds,
Series D1,
5.00%, 10/01/2018	100,000	104,674
Kissimmee Utility Authority, Revenue Bonds,
AGM,
5.25%, 10/01/2018	100,000	104,796
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50% (D), 10/01/2018	500,000	501,900
5.00%, 09/15/2034 (E)	130,000	136,911
Mid-Bay Bridge Authority, Revenue Bonds,
Series A, AMBAC,
Zero Coupon, 10/01/2023	350,000	258,240
Northern Palm Beach County Improvement District, Special Assessment
5.35%, 08/01/2041	100,000	100,000
AGM,
5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,267,206
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,615,000	9,914,985
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	90,000	90,502
1.65%, 09/01/2019	95,000	95,968
Palm Beach County School District, Certificate of Participation
Series A, NATL,
5.00%, 08/01/2031	155,000	155,000
Series E, NATL,
5.00%, 08/01/2032	110,000	110,000
Peace River Manasota Regional Water Supply Authority, Revenue Bonds,
5.00%, 10/01/2019	100,000	108,292
Reedy Creek Improvement District Utility Revenue, Revenue Bonds,
Series 1,
5.00%, 10/01/2017	300,000	302,088
School Board of Miami-Dade County, Certificate of Participation,
Series C, AMBAC,
5.00%, 10/01/2017	100,000	100,696
South Broward Hospital District, Revenue Bonds,
5.00%, 05/01/2036	130,000	133,964
St. John’s River Power Park, Revenue Bonds,
Series 24,
4.00%, 10/01/2017	130,000	130,711
Tampa Bay Water, Revenue Bonds
5.00%, 10/01/2017	150,000	151,070
Series A,
5.00%, 10/01/2017	145,000	146,006
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	525,000	580,461

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2026	$ 2,525,000	$ 2,479,550
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	780,000	929,215
Series B,
5.00%, 08/01/2017	135,000	135,000
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	445,000	529,505

		37,503,264

Georgia - 0.4%
Atlanta Development Authority, Revenue Bonds,
5.00%, 09/01/2018	1,000,000	1,043,980
Carrollton Payroll Development Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2017	100,000	100,000
City of Atlanta Department of Aviation, Revenue Bonds
Series B,
5.00%, 01/01/2018	275,000	279,746
Series C,
5.00%, 01/01/2020	40,000	43,690
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,022,780
Cobb County Kennestone Hospital Authority, Revenue Bonds,
5.00%, 04/01/2019	150,000	159,324
County of DeKalb, General Obligation Unlimited,
4.00%, 01/01/2018	100,000	101,328
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	790,000	793,081
3.25%, 12/01/2037	1,430,000	1,435,148
Gwinnett County School District, General Obligation Unlimited,
5.00%, 02/01/2026	200,000	204,118
Richmond County Board of Education, General Obligation Unlimited,
5.00%, 10/01/2017	100,000	100,710
State of Georgia, General Obligation Unlimited,
Series G,
5.00%, 12/01/2022	100,000	101,375
Valdosta Housing Authority, Revenue Bonds,
XCLA,
4.50%, 08/01/2029	200,000	200,504
Walton County School District, General Obligation Unlimited,
4.00%, 08/01/2017	100,000	100,000

		5,685,784

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Guam - 0.0% (C)
Guam Government Waterworks Authority, Revenue Bonds,
4.50%, 07/01/2018	$ 85,000	$ 87,288
Territory of Guam, General Obligation Unlimited,
Series A,
5.25%, 11/15/2037	115,000	116,457

		203,745

Hawaii - 0.0% (C)
City & County of Honolulu, General Obligation Unlimited,
Series C,
4.75%, 09/01/2017	100,000	100,330
State of Hawaii, General Obligation Unlimited,
Series DY,
4.00%, 02/01/2018	100,000	101,604

		201,934

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024 (E)	4,500,000	4,350,330
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026 (E)	385,000	400,377
5.00%, 06/01/2035 (E)	495,000	525,928
Series A-1, Class I,
2.75%, 07/01/2031	710,000	689,126

		5,965,761

Illinois - 14.4%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	281,760
3.25%, 02/01/2036	495,000	471,487
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,407,537
5.00%, 02/01/2029	1,495,000	1,730,507
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited,
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,588,462
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,569,384
Central Lake County Joint Action Water Agency, Revenue Bonds,
4.00%, 05/01/2019	60,000	63,071
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,853,124
Chicago Board of Education, General Obligation Unlimited
AGM,
5.00%, 12/01/2024	125,000	127,721
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	447,855
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	100,000	108,229

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Board of Education, General Obligation Unlimited (continued)
Series B, AGM,
5.00%, 12/01/2035	$ 350,000	$ 357,619
Series D, AGM,
5.00%, 12/01/2022	50,000	50,519
Chicago O’Hare International Airport, Revenue Bonds
Series A, AGM,
5.00%, 01/01/2025 - 01/01/2026	1,040,000	1,058,169
Series B,
5.00%, 01/01/2021	150,000	168,488
Series B, NATL,
5.25%, 01/01/2018	125,000	127,208
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2019	25,000	25,819
5.00%, 01/01/2022	105,000	117,966
City of Berwyn, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/01/2018	200,000	207,102
City of Burbank, General Obligation Unlimited,
BAM-TCRS,
3.70%, 12/01/2018	300,000	307,125
City of Calumet City, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2022	1,345,000	1,464,207
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	260,000	260,827
5.00%, 01/01/2023 - 01/01/2026	470,000	478,769
Series C,
5.00%, 01/01/2026 - 01/01/2027	3,000,000	3,146,930
City of Chicago, Revenue Bonds
AGM,
5.00%, 01/01/2019 - 01/01/2026	425,000	432,099
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	776,400
5.00%, 01/01/2022 - 01/01/2024	700,000	789,025
BAM-TCRS,
3.00%, 01/01/2021	475,000	491,720
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	128,439
4.00%, 11/01/2023	500,000	535,140
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,903,789
AGM-CR,
5.00%, 11/01/2027	140,000	155,632
Series A-1,
5.00%, 11/01/2024	5,000,000	5,725,750
City of Country Club Hills, General Obligation Unlimited
BAM,
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,457,128
City of Des Plaines, General Obligation Unlimited,
Series B,
2.00%, 12/01/2017	745,000	747,481
City of East Peoria, General Obligation Unlimited
Series A, AGM,
4.20%, 01/01/2028	200,000	211,320

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of East Peoria, General Obligation Unlimited (continued)
4.50%, 01/01/2033	$ 170,000	$ 178,896
City of Evanston, General Obligation Unlimited,
Series C,
4.00%, 12/01/2018	50,000	51,259
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	625,142
City of Joliet Waterworks & Sewerage Revenue, Revenue Bonds,
4.00%, 01/01/2018	500,000	505,900
City of Kankakee, General Obligation Unlimited
Series A, AGM,
4.00%, 01/01/2026 - 01/01/2027	800,000	862,904
City of Loves Park, General Obligation Unlimited,
AMBAC,
4.05%, 12/15/2018	40,000	40,247
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	180,000	188,149
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	172,390
Series B, AGM,
3.00%, 11/01/2017	100,000	100,458
4.00%, 11/01/2023	40,000	44,956
City of Princeton, General Obligation Unlimited,
Series E,
2.50%, 12/01/2019	40,000	41,040
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	310,000	318,776
4.00%, 05/01/2021	225,000	244,319
City of Springfield, General Obligation Unlimited,
5.00%, 12/01/2017	140,000	141,698
City of Sterling, General Obligation Unlimited,
3.00%, 11/01/2018	25,000	25,600
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,175,626
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds,
3.35%, 12/01/2017	130,000	130,842
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2017	10,000	10,020
5.00%, 12/01/2024	70,000	81,355
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	873,603
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	930,000	957,556

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	$ 2,320,000	$ 2,534,713
BAM-TCRS,
5.25%, 12/01/2027	2,110,000	2,399,808
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2026	2,740,000	2,810,966
Series B, NATL,
5.00%, 12/01/2019	50,000	52,832
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,686,112
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	94,320
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	81,740
Cook County High School District No. 205, General Obligation Limited,
AGC,
5.50%, 12/01/2019	100,000	105,747
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	804,615
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,764,853
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	472,557
Cook County School District No. 102, Revenue Bonds,
2.63%, 01/15/2018	100,000	100,547
Cook County School District No. 109, General Obligation Limited,
4.00%, 12/01/2018	180,000	185,785
Cook County School District No. 123, General Obligation Limited,
Series B, AGM,
4.00%, 12/01/2017	215,000	217,165
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,053,794
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,206,354
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	341,136
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	254,168
Cook County School District No. 162, General Obligation Unlimited,
BAM,
4.00%, 12/01/2022	380,000	410,419

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	$ 70,000	$ 76,787
Cook County School District No. 31, General Obligation Limited,
Series A,
3.00%, 12/01/2021	100,000	105,607
Cook County School District No. 81, General Obligation Unlimited,
AGM,
4.00%, 12/01/2019	500,000	517,025
Cook County School District No. 84.5, General Obligation Limited,
Series A, AGM,
4.50%, 12/01/2025	410,000	410,902
Cook County School District No. 87, General Obligation Limited,
AGM,
4.00%, 12/01/2018	175,000	175,376
Cook County School District No. 99, General Obligation Unlimited,
Series A, AGC,
5.00%, 12/01/2018	100,000	104,828
County of Cook, General Obligation Unlimited
Series B, NATL,
5.00%, 11/15/2017	135,000	136,517
Series C,
4.25%, 11/15/2019	65,000	68,591
5.00%, 11/15/2020	100,000	106,961
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,689,210
Series D,
5.00%, 11/15/2019	25,000	26,800
County of Cook, Revenue Bonds,
4.00%, 11/15/2019	300,000	318,711
County of Winnebago, General Obligation Unlimited,
Series C,
3.00%, 12/30/2018	50,000	51,353
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited,
Series A,
2.50%, 12/30/2019	30,000	30,970
DuPage County Community High School District No. 99, General Obligation Unlimited,
5.00%, 12/01/2018	100,000	105,194
Governors State University, Certificate of Participation,
AGC,
4.50%, 01/01/2019	185,000	190,193
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,300,000	2,669,771
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	172,082
Series B, AGM,
5.00%, 02/15/2023	165,000	189,293
Illinois Finance Authority, Revenue Bonds
5.00%, 03/01/2030	1,000,000	1,166,960

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds (continued)
AGM,
Zero Coupon, 01/01/2021	$ 85,000	$ 80,061
4.00%, 12/01/2023	140,000	154,797
5.00%, 12/01/2036	1,900,000	2,127,696
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,724,744
Series A, AGM,
5.00%, 05/15/2019	60,000	61,707
Series A-1,
5.00% (D), 11/01/2030	110,000	119,849
Series A-2,
5.00% (D), 11/01/2030	150,000	163,805
Series B,
5.00%, 11/01/2019	40,000	43,205
5.50%, 11/01/2020	80,000	87,787
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	188,160
Series L,
4.00%, 12/01/2018	95,000	98,515
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,552,416	1,479,111
Series A,
1.10%, 06/01/2018	100,000	99,914
Series A-1,
3.00%, 02/01/2022	440,000	466,066
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 12/01/2017	2,600,000	2,636,036
Series D,
5.00%, 01/01/2024	45,000	53,809
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,400,000	1,243,424
Iroquois County Community Unit School District No. 124, General Obligation Unlimited,
AGM,
3.00%, 12/01/2017	140,000	140,834
Joliet Regional Port District, General Obligation Unlimited
Series A, AGM,
4.00%, 12/30/2024 - 06/30/2026	520,000	569,880
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	290,139
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	150,807
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,240,000	1,354,588
5.00%, 02/01/2024 - 02/01/2025	5,200,000	6,165,882
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	114,600

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited,
5.50%, 02/01/2023	$ 300,000	$ 355,614
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	245,000	255,496
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	118,291
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	305,000	321,415
Lake County School District No. 38 Big Hollow, General Obligation Unlimited,
BAM,
3.00%, 02/01/2022	2,500,000	2,556,275
Lake County Special Education District No. 825, Revenue Bonds
Series B,
4.00%, 10/01/2018 - 10/01/2019	285,000	297,378
Lincolnshire-Prairie View School District No. 103, Revenue Bonds,
Series B,
3.00%, 12/01/2018	70,000	71,583
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,257,080
3.50%, 12/01/2024	1,270,000	1,356,398
4.00%, 12/01/2025	1,360,000	1,506,173
Macoupin County Community Unit School District No. 7, General Obligation Unlimited,
AGC,
5.45%, 12/01/2034	515,000	573,648
Madison Bond Etc Counties Community Unit School District No. 5 Highland, General Obligation Unlimited
Series A, AGM,
4.00%, 02/01/2025 - 02/01/2027 (F)	1,745,000	1,920,414
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Limited,
AGM,
4.25%, 11/01/2017	50,000	50,373
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2018	55,000	57,011
BAM-TCRS,
5.00%, 11/01/2024 - 11/01/2026	3,345,000	3,800,670
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	660,000	566,320

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2023	$ 70,000	$ 79,802
McHenry County Community Unit School District No. 200, General Obligation Unlimited,
5.00%, 01/15/2019	65,000	68,694
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	131,676
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited,
AGC,
4.00%, 12/01/2018	70,000	72,675
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,317,110
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL,
Zero Coupon, 06/15/2026	20,000	14,651
Series B, NATL,
5.70% (G), 06/15/2023	300,000	351,861
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited
Series B,
5.00%, 12/01/2017 - 12/01/2019	85,000	90,620
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series B,
2.00%, 12/01/2017	755,000	757,952
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2032	270,000	297,724
Series B, AGM,
3.30%, 12/01/2035	255,000	259,577
Series C, AGM,
3.00%, 12/01/2031	140,000	141,130
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,234,732
4.00%, 07/01/2025	565,000	611,805
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	625,000	647,656
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,429,613
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	117,975
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	652,395

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Ogle & Stephenson Counties Community Unit Sch Dist No. 221, General Obligation Unlimited,
BAM,
5.00%, 02/01/2024	$ 500,000	$ 574,615
Peoria Metropolitan Airport Authority, Revenue Bonds,
5.60%, 12/01/2022	35,000	37,097
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,229,725
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	675,000	741,937
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	240,000	254,965
5.25%, 06/01/2020 - 06/01/2021	185,000	206,497
5.38%, 06/01/2021	85,000	97,292
6.00%, 06/01/2028	75,000	85,451
6.25%, 06/01/2024	25,000	25,508
Regional Transportation Authority, Revenue Bonds
Series A, NATL,
5.00%, 07/01/2019	75,000	76,408
5.50%, 07/01/2025	65,000	80,215
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	375,000	388,802
4.00%, 12/01/2023	285,000	313,395
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,257,837
Rock Island County School District No. 41, General Obligation Unlimited,
AGM,
4.55%, 12/01/2026	320,000	320,803
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2020 - 12/01/2021	665,000	669,628
4.00%, 12/01/2031	455,000	479,174
Sangamon County Community Unit School District No. 5, General Obligation Unlimited
4.00%, 01/01/2018	200,000	202,436
Series B,
5.00%, 01/01/2023	150,000	173,157
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	375,000	402,529
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	433,584
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	481,149
Southwestern Illinois Development Authority, Revenue Bonds,
AGC,
3.80%, 02/01/2019	130,000	134,671

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	$ 2,145,000	$ 1,922,517
Series B, BAM,
2.75%, 12/01/2027	165,000	160,599
St. Clair County High School District No. 201 Belleville, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,708,216
St. Clair County School District No. 119 Belle Valley, General Obligation Unlimited,
AGM,
5.00%, 04/01/2031	440,000	508,156
St. Clair County Township High School District No. 203, General Obligation Unlimited,
Series A, AMBAC,
5.00%, 12/01/2017	10,000	10,129
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	100,195
5.00%, 08/01/2018 - 02/01/2022	235,000	247,279
Series B,
5.25%, 01/01/2019	375,000	390,056
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,715,000	2,263,386
Township of Campton, General Obligation Unlimited,
2.00%, 12/15/2018	50,000	50,169
University of Illinois, Certificate of Participation,
Series A, AGM,
5.25%, 10/01/2023	195,000	196,451
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	229,978
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,572,321
Village of Bedford Park, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/15/2018	100,000	103,637
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	103,946
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	385,000	434,811
Series B, AGM,
3.00%, 12/01/2029	380,000	370,166
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2018 - 12/01/2022	635,000	661,917
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,445,000	2,688,384

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Crestwood, General Obligation Unlimited (continued)
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	$ 6,920,000	$ 7,716,194
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	310,200
Village of Elmwood Park, General Obligation Unlimited,
2.00%, 12/01/2018	125,000	126,046
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	264,392
Village of Glenview, General Obligation Unlimited,
Series A,
3.00%, 12/01/2019	25,000	26,090
Village of Lansing, General Obligation Unlimited,
AGM,
5.00%, 03/01/2023	815,000	928,921
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	136,203
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	815,000	842,860
4.00%, 12/01/2022 - 12/01/2023	550,000	604,957
Village of Machesney Park, Revenue Bonds,
Series B, AGM,
4.38%, 12/01/2019	150,000	154,262
Village of Melrose Park, General Obligation Unlimited,
AGM,
3.00%, 12/15/2020	350,000	362,670
Village of Midlothian, General Obligation Unlimited,
4.60%, 01/01/2018	240,000	240,804
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	105,393
Village of North Riverside, General Obligation Unlimited,
MAC,
2.00%, 10/01/2017	120,000	120,149
Village of Oak Park, General Obligation Unlimited,
Series A,
3.00%, 11/01/2029	795,000	772,788
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	260,000	260,000
3.00%, 03/01/2018 - 03/01/2019	635,000	643,223
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	116,463
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	82,423
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	190,000	192,614

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Wauconda Special Service Area No.1, Special Tax (continued)
3.00%, 03/01/2019	$ 115,000	$ 117,132
5.00%, 03/01/2033	305,000	341,045
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,600,089
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,117,638
5.00%, 10/01/2024	3,330,000	3,897,931
Western Illinois University, Revenue Bonds BAM,
5.00%, 04/01/2020 - 04/01/2024	2,755,000	3,106,214
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
5.00%, 01/01/2020	370,000	393,166
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,865,903
Will County Community Unit School District No. 201-U, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,257,374
Will County Community Unit School District No. 201-U, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	603,135
Series B, AGM,
5.00%, 01/01/2026	515,000	609,163
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,195,000	9,663,872

		194,361,011

Indiana - 2.3%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	127,358
Boone County Hospital Association, Revenue Bonds,
3.63%, 07/15/2018	300,000	307,434
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	375,000	437,988
City of Lafayette Sewage Works Revenue, Revenue Bonds,
4.00%, 07/01/2018	200,000	205,442
City of Lebanon Electric Utility Revenue, Revenue Bonds,
BAM,
3.00%, 01/01/2019	100,000	102,634
City of Rockport, Revenue Bonds,
Series D,
2.05%(D), 04/01/2025	3,000,000	3,015,240
Clark Pleasant Middle Schoool, Revenue Bonds,
4.00%, 01/15/2018	100,000	101,413
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2029	285,000	302,168
East Porter County School Building Corp., Revenue Bonds,
4.00%, 01/15/2018	225,000	228,116

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
5.00%, 02/01/2027	$ 3,500,000	$ 4,180,785
Frankfort High School Elementary School Building Corp., Revenue Bonds,
5.00%, 01/15/2026	270,000	328,377
Greater Clark Building Corp., Revenue Bonds,
4.00%, 07/15/2030	115,000	123,471
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	152,964
Hobart Building Corp., Revenue Bonds,
4.00%, 07/15/2018	175,000	179,960
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,010,000	1,056,470
4.00%, 02/01/2021	405,000	432,694
4.25%, 10/01/2034	260,000	268,970
5.00%, 02/01/2022 - 10/01/2036	3,755,000	4,324,593
5.50%, 11/01/2017	100,000	101,140
Series A,
5.00%, 10/01/2017 - 09/15/2028	3,755,000	4,158,129
5.25%, 02/01/2018	150,000	153,291
Series B,
5.00%, 10/01/2017	100,000	100,698
Series E,
1.95% (D), 05/01/2037	100,000	100,129
Indiana Health & Educational Facilities Financing Authority, Revenue Bonds,
AGM,
5.25%, 05/15/2041	135,000	139,396
Indiana Health Facility Financing Authority, Revenue Bonds
1.25% (D), 11/01/2027	3,715,000	3,696,685
2.00% (D), 11/01/2027	840,000	840,000
5.00%, 11/15/2034	1,875,000	2,158,706
Indiana Housing & Community Development Authority, Revenue Bonds,
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	265,000	265,670
Indiana State University, Revenue Bonds,
Series R,
4.00%, 10/01/2017	435,000	437,305
Indiana University, Revenue Bonds,
Series V-1,
3.00%, 08/01/2017	165,000	165,000
Ivy Tech Community College of Indiana, Revenue Bonds,
Series T,
5.00%, 07/01/2018	100,000	103,631
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	1,110,000	1,174,558
Jennings County School Building Corp., Revenue Bonds,
3.00%, 01/15/2020 (B) (E)	345,000	353,670
Kokomo-Center School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2018	475,000	487,906
Lake County Public Library District, General Obligation Unlimited,
4.00%, 08/01/2019	40,000	42,133

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Merrillville Redevelopment Authority, Tax Allocation,
5.00%, 08/15/2024	$ 350,000	$ 412,562
New Albany-Floyd County School Building Corp., Revenue Bonds,
AGM,
5.25%, 07/15/2018	45,000	45,896
Warsaw Multi-School Building Corp., Revenue Bonds,
Series B,
6.00%, 07/15/2020	100,000	102,331

		30,914,913

Iowa - 0.1%
City of Ankeny, General Obligation Unlimited,
Series B,
2.00%, 06/01/2018	125,000	126,179
Iowa Finance Authority, Revenue Bonds
5.00%, 08/01/2017	175,000	175,000
Series A,
4.00%, 08/01/2017	120,000	120,000
Iowa Lakes Community College, General Obligation Unlimited,
BAM,
2.00%, 06/01/2018	130,000	130,989
Iowa State Board of Regents, Revenue Bonds,
4.00%, 09/01/2022	50,000	56,348
West Des Moines Community School District, General Obligation Unlimited,
5.00%, 05/01/2018	100,000	103,115

		711,631

Kansas - 1.4%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	230,000	242,077
City of Olathe, General Obligation Unlimited,
Series 211,
5.00%, 10/01/2017	300,000	302,124
City of Wichita, General Obligation Unlimited,
5.00%, 10/01/2017	100,000	100,718
City of Wichita, Revenue Bonds,
4.00%, 11/15/2018	200,000	207,760
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM,
2.38%, 09/01/2029	200,000	190,054
2.50%, 09/01/2030	525,000	500,530
3.00%, 09/01/2033	1,500,000	1,469,895
Douglas County Unified School District No. 497, General Obligation Unlimited,
Series A,
5.00%, 09/01/2017	120,000	120,422
Fort Scott Community College, Certificate of Participation
Series A,
3.13%, 06/01/2031 - 06/01/2037	335,000	322,757
3.38%, 06/01/2033	110,000	110,109
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited,
5.00%, 09/01/2027	4,690,000	5,679,778

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Johnson County Park & Recreation District, Certificate of Participation,
Series A,
5.00%, 09/01/2018	$ 100,000	$ 104,394
Johnson County Unified School District No. 231, General Obligation Unlimited
Series A,
5.00%, 10/01/2029 - 10/01/2030	1,790,000	2,111,040
Kansas Development Finance Authority, Revenue Bonds
5.00%, 05/01/2018 - 01/01/2020	190,000	201,505
Series C, BAM,
4.00%, 05/01/2022	90,000	99,508
Series D,
5.00%, 11/15/2017	350,000	354,140
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	1,140,000	1,206,692
3.13%, 12/01/2033	180,000	182,182
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM,
5.00%, 09/01/2027 - 09/01/2030	4,060,000	4,865,145
Sedgwick County Unified School District No. 259 Wichita, General Obligation Unlimited,
4.00%, 10/01/2017	100,000	100,546
Sedgwick County Unified School District No. 262, General Obligation Unlimited,
5.00%, 09/01/2034	650,000	745,335
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds,
Series A,
4.00%, 09/01/2017	100,000	100,268

		19,316,979

Kentucky - 3.5%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	68,557
3.25%, 09/01/2028	545,000	570,768
Campbell & Kenton Counties Sanitation District No. 1, Revenue Bonds,
Series B,
2.50%, 08/01/2017	100,000	100,000
County of Carroll, Revenue Bonds,
1.05%(D), 09/01/2042 (E)	2,750,000	2,725,030
Eastern Kentucky University, Revenue Bonds
Series A,
2.50%, 10/01/2017	100,000	100,281
4.00%, 04/01/2025	475,000	540,588
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	370,000	417,752
Floyd County School District Finance Corp., Revenue Bonds,
3.00%, 08/01/2024	110,000	116,548
Jefferson County School District Finance Corp., Revenue Bonds,
Series C,
5.00%, 11/01/2017	100,000	101,027

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Asset Liability Commission, Revenue Bonds
3.00%, 09/01/2017	$ 175,000	$ 175,322
NATL,
5.25%, 09/01/2019	150,000	162,438
Series A,
3.25%, 09/01/2024	100,000	107,986
5.00%, 09/01/2017	250,000	250,875
Kentucky Municipal Power Agency, Revenue Bonds
Series A, NATL,
5.00%, 09/01/2023	115,000	135,315
5.25%, 09/01/2027 - 09/01/2042	235,000	235,869
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 10/01/2017	100,000	100,381
AMBAC,
5.50%, 08/01/2017	250,000	250,000
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,138,171
Series A,
5.00%, 10/01/2018	315,000	330,063
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	25,000	28,480
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	18,620,000	20,705,582
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	680,041
4.00%, 04/01/2030 - 04/01/2032	1,115,000	1,198,265
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	305,000	308,004
2.38%, 02/01/2025	340,000	345,226
2.50%, 02/01/2027	555,000	558,102
3.00%, 02/01/2028 - 02/01/2032	1,340,000	1,376,612
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	1,150,000	1,323,627
Paducah Electric Plant Board, Revenue Bonds
Series A, AGC,
3.20%, 10/01/2017	360,000	361,307
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2033	4,040,000	4,657,512
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	976,317
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,203,722

		47,349,768

Louisiana - 2.2%
City of New Orleans, General Obligation Unlimited,
Series A, AGC,
5.25%, 12/01/2036	125,000	126,835

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
City of Shreveport, Revenue Bonds
BAM,
5.00%, 03/01/2019 - 03/01/2027	$ 3,005,000	$ 3,544,589
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	275,000	282,249
Jefferson Parish Hospital Service District No. 1, Revenue Bonds,
Series A, AGM,
5.38%, 01/01/2031	140,000	159,761
Lafourche Parish Law Enforcement District, Revenue Bonds,
AGM,
4.00%, 09/01/2032	220,000	239,017
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 10/01/2025 - 09/15/2029	16,920,000	20,076,074
AMBAC,
4.50%, 10/01/2037	150,000	150,929
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,260,000	3,768,291
AGM,
5.00%, 06/01/2020 - 06/01/2021	340,000	371,295
Louisiana State Citizens Property Insurance Corp., Revenue Bonds,
Series C-2, AGC,
6.75%, 06/01/2026	310,000	325,085
State of Louisiana, General Obligation Unlimited,
Series A,
5.00%, 05/01/2018	150,000	154,534
West Ouachita Parish School District, Revenue Bonds,
3.00%, 09/01/2017	225,000	225,416

		29,424,075

Maine - 1.0%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	790,000	924,671
Maine Governmental Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2017 - 10/01/2028	630,000	701,557
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
5.00%, 07/01/2022	205,000	229,024
Series A,
5.00%, 07/01/2018	115,000	119,078
Maine Municipal Bond Bank, Revenue Bonds
Series A,
5.00%, 09/01/2017	200,000	200,714
Series C,
4.00%, 11/01/2017	100,000	100,790
Maine State Housing Authority, Revenue Bonds
1.90%, 11/15/2023 (F)	365,000	365,347
2.10%, 11/15/2024 (F)	485,000	484,593
2.30%, 11/15/2025 (F)	720,000	718,258
2.50%, 11/15/2026 (F)	715,000	713,019
2.65%, 11/15/2027 (F)	875,000	871,972
2.80%, 11/15/2028 (F)	870,000	868,051

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds (continued)
2.95%, 11/15/2029 (F)	$ 400,000	$ 399,128
Series B,
2.75%, 11/15/2028	410,000	407,971
2.90%, 11/15/2029	980,000	976,844
3.00%, 11/15/2030	1,010,000	1,005,182
3.25%, 11/15/2032	500,000	496,405
Series C,
2.15%, 11/15/2026	265,000	263,015
2.35%, 11/15/2027	365,000	363,383
2.50%, 11/15/2028	550,000	541,921
2.75%, 11/15/2031	2,220,000	2,153,311
Maine Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2019	100,000	107,634

		13,011,868

Maryland - 0.2%
City of Annapolis, General Obligation Unlimited,
5.00%, 08/01/2018	145,000	145,000
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	110,000	112,319
5.00%, 06/15/2019	200,000	212,160
Maryland Economic Development Corp., Revenue Bonds,
AGM,
5.00%, 06/01/2029	1,020,000	1,214,810
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	40,030
Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds,
5.00%, 03/01/2018	100,000	102,459
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	380,000	411,065
State of Maryland, General Obligation Unlimited,
5.00%, 08/01/2019	125,000	125,000
State of Maryland Department of Transportation, Revenue Bonds,
5.25%, 12/15/2017	100,000	101,672

		2,464,515

Massachusetts - 1.8%
City of Springfield, General Obligation Limited,
5.00%, 09/01/2017	100,000	100,356
Commonwealth of Massachusetts, General Obligation Limited
Series C, AGM,
5.25%, 08/01/2022 - 08/01/2023	300,000	300,000
Series C, AMBAC,
5.00%, 08/01/2032 - 08/01/2037	750,000	750,000
Commonwealth of Massachusetts, General Obligation Unlimited,
Series C, AGM-CR,
5.25%, 08/01/2017	100,000	100,000
Massachusetts Clean Water Trust, Revenue Bonds
5.00%, 08/01/2017	110,000	110,000
Series 1,
5.00%, 08/01/2021	130,000	130,000

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds
Series F,
4.00%, 07/01/2018	$ 150,000	$ 154,248
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,476,197
Series K,
4.00%, 07/01/2038	6,495,000	6,721,805
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series B,
5.25%, 07/01/2038	345,000	358,407
5.75%, 07/01/2031	170,000	177,380
Series D,
5.25%, 08/15/2037	100,000	100,175
Massachusetts Housing Finance Agency, Revenue Bonds
FNMA,
2.40%, 12/01/2026 (F)	785,000	782,433
2.60%, 06/01/2027 (F)	745,000	743,234
2.65%, 12/01/2027 (F)	1,000,000	997,960
2.80%, 06/01/2028 - 12/01/2028 (F)	2,985,000	2,982,276
Series 178,
3.70%, 12/01/2033	1,115,000	1,153,166
Series 183,
2.80%, 06/01/2031	1,575,000	1,506,346
Series C,
1.75%, 06/01/2022	125,000	126,360
1.80%, 12/01/2022	285,000	288,326
1.95%, 06/01/2023	235,000	238,588
2.00%, 12/01/2023	240,000	243,734
2.10%, 06/01/2024	370,000	375,709
2.15%, 12/01/2024	100,000	101,507
2.35%, 06/01/2025	400,000	404,632
2.40%, 12/01/2025	260,000	262,777
2.55%, 06/01/2026	280,000	283,455
2.60%, 12/01/2026	250,000	252,913
2.70%, 06/01/2027	350,000	352,664
2.75%, 12/01/2027	300,000	302,397
2.85%, 06/01/2028	360,000	362,254
2.90%, 12/01/2028	200,000	201,460
Series E,
2.85%, 12/01/2024	315,000	331,446
Massachusetts School Building Authority, Revenue Bonds
Series A, AMBAC,
5.00%, 08/15/2020	100,000	100,164
Series B,
5.00%, 08/15/2017	100,000	100,168
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds,
Series B,
5.00%, 01/01/2018	135,000	137,279
Massachusetts Water Resources Authority, Revenue Bonds
Series A, NATL,
5.25%, 08/01/2024	1,085,000	1,085,000
Series C,
3.00%, 08/01/2017	125,000	125,000
Series J, AGM,
5.25%, 08/01/2017	150,000	150,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Town of Franklin, General Obligation Limited,
4.00%, 08/15/2017	$ 150,000	$ 150,192
University of Massachusetts Building Authority, Revenue Bonds,
Series 1,
5.00%, 05/01/2018	100,000	103,082

		24,723,090

Michigan - 2.2%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	225,000	272,986
Bellevue Community Schools, General Obligation Unlimited,
Series A, AGM,
4.00%, 05/01/2024	440,000	502,568
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	95,715
Series A, NATL,
5.25%, 07/01/2019	60,000	60,189
City of Detroit Water Supply System Revenue, Revenue Bonds,
Series C, BHAC, FGIC,
4.25%, 07/01/2018	100,000	102,930
City of Romulus, General Obligation Limited,
BAM,
5.00%, 11/01/2025	45,000	53,608
City of Saginaw Water Supply System Revenue, Revenue Bonds,
AGM,
4.00%, 07/01/2018	130,000	133,465
City of South Haven, General Obligation Limited,
5.00%, 06/01/2028	375,000	387,874
County of Genesee, General Obligation Limited,
Series B, BAM,
5.00%, 02/01/2031	225,000	259,454
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	610,000	655,091
Detroit City School District, General Obligation Unlimited,
Series A, AGM,
5.25%, 05/01/2027	95,000	114,378
Detroit Wayne County Stadium Authority, Revenue Bonds
AGM,
5.00%, 10/01/2019 - 10/01/2026	3,565,000	3,910,487
Fitzgerald Public School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2023 - 05/01/2025	2,555,000	2,908,907
Forest Hills Public Schools, General Obligation Unlimited
Series I,
3.00%, 05/01/2023 - 05/01/2024	300,000	323,279
Mancelona Public Schools, General Obligation Unlimited,
2.00%, 05/01/2018	150,000	151,155

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds
5.00%, 10/01/2017	$ 100,000	$ 100,718
Series A,
4.00%, 12/01/2017	325,000	328,393
Michigan Municipal Bond Authority, Revenue Bonds,
5.00%, 10/01/2019	25,000	27,152
Michigan State Building Authority, Revenue Bonds
5.50%, 10/15/2017	100,000	100,967
Series I,
5.00%, 10/15/2017 - 04/15/2018	285,000	289,938
Series II, AGM,
3.25%, 10/15/2017	100,000	100,481
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
1.90% (D), 11/15/2047	1,320,000	1,332,725
2.40% (D), 11/15/2047	840,000	862,008
Michigan State Housing Development Authority, Revenue Bonds,
Series D,
3.65%, 10/01/2032	2,750,000	2,846,140
Michigan State University, Revenue Bonds,
Series C,
5.00%, 08/15/2017	175,000	175,292
Michigan Strategic Fund, Revenue Bonds,
Series A, AGC,
5.00%, 10/15/2017	135,000	136,143
Saranac Community Schools, General Obligation Unlimited,
Series A,
4.00%, 05/01/2025	130,000	147,020
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	2,170,000	2,503,996
Stockbridge Community Schools, General Obligation Unlimited
Series A,
5.00%, 05/01/2031 - 05/01/2033	1,250,000	1,449,514
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	54,230
Township of Hartland, General Obligation Limited,
3.00%, 04/01/2020	30,000	31,526
Van Dyke Public Schools, General Obligation Unlimited,
AGM,
4.00%, 05/01/2018	100,000	102,283
Warren Consolidated Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,510,000	9,034,552
Wayne County Airport Authority, Revenue Bonds,
Series B,
5.00%, 12/01/2019	150,000	162,194
Wayne State University, Revenue Bonds
Series A,
5.00%, 11/15/2017 - 11/15/2018	390,000	398,496

		30,115,854

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 1.3%
City of Cologne, Revenue Bonds,
Series A,
4.00%, 07/01/2023	$ 260,000	$ 268,291
City of Dayton, General Obligation Unlimited,
Series A, XLCA,
4.00%, 02/01/2018	100,000	100,000
City of Deephaven, Revenue Bonds,
Series A,
4.40%, 07/01/2025	165,000	174,042
City of Glencoe, General Obligation Unlimited,
AGM,
2.00%, 08/01/2017	100,000	100,000
City of Litchfield Electric Utility Revenue, Revenue Bonds,
Series A,
4.35%, 02/01/2028	100,000	101,718
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021 (E)	250,000	217,400
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (E)	2,655,000	2,623,571
4.00%, 02/01/2030 (E)	750,000	765,555
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,799,953
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029 (E)	705,000	736,436
East Grand Forks Independent School District No. 595, General Obligation Unlimited,
Series A,
4.00%, 02/01/2018	100,000	101,600
Forest Lake Independent School District No. 831, General Obligation Unlimited
Series A,
3.00%, 02/01/2036	135,000	132,222
5.00%, 02/01/2018	100,000	102,072
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	105,211
5.00%, 12/01/2030	350,000	376,877
6.25%, 08/01/2030 (E)	500,000	500,000
Series B,
4.25%, 04/01/2025 (E)	200,000	203,622
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	107,434
Series B,
3.20%, 07/01/2025	230,000	237,197
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	270,000	282,288
2.95%, 07/01/2025	100,000	105,741
Series F,
2.90%, 01/01/2026	350,000	370,321
2.95%, 07/01/2026	1,220,000	1,275,766
Northern Municipal Power Agency, Revenue Bonds
5.00%, 01/01/2028 - 01/01/2029	965,000	1,141,955
Series A, AGC,
5.00%, 01/01/2018	160,000	162,747

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Richfield Independent School District No. 280, General Obligation Unlimited,
Series A,
4.00%, 02/01/2018	$ 100,000	$ 101,574
State of Minnesota, General Obligation Unlimited
5.00%, 08/01/2020	100,000	100,000
Series D,
5.00%, 08/01/2017	100,000	100,000
State of Minnesota, Revenue Bonds,
Series A,
4.00%, 06/01/2018	150,000	153,938
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	618,442

		17,165,973

Mississippi - 0.5%
City of Jackson, General Obligation Unlimited,
Series A, BAM,
5.00%, 05/01/2026	50,000	58,795
Mississippi Business Finance Corp., Revenue Bonds,
1.13% (D), 03/01/2029 (E)	325,000	325,055
Mississippi Development Bank, Revenue Bonds
AGM,
5.00%, 12/01/2019	460,000	497,968
Series A,
5.00%, 03/01/2022	750,000	819,533
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.00%, 12/01/2023	550,000	553,614
2.20%, 12/01/2024	695,000	700,706
2.35%, 06/01/2025	470,000	472,406
2.45%, 12/01/2025	660,000	665,036
2.70%, 12/01/2026	650,000	655,382
2.75%, 06/01/2027	300,000	302,277
2.80%, 12/01/2027	175,000	176,395
2.85%, 06/01/2028	420,000	421,940
2.95%, 12/01/2028	645,000	652,237
Series B-1, GNMA, FNMA, FHLMC,
4.25%, 12/01/2018	10,000	10,106
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2017	100,000	100,676

		6,412,126

Missouri - 1.1%
City of Sikeston Electric System Revenue, Revenue Bonds,
5.00%, 06/01/2018	1,000,000	1,027,070
City of St. Louis Parking Revenue, Revenue Bonds
BAM,
3.00%, 12/15/2017 - 12/15/2018	900,000	911,979
County of Jackson, Revenue Bonds,
Series B,
4.00%, 12/01/2017	175,000	176,855
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 06/01/2036	100,000	103,399

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	$ 650,000	$ 644,729
Kansas City Planned Industrial Expansion Authority, Revenue Bonds,
1.50%, 12/01/2018	5,400,000	5,404,536
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	35,183
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,025
2.55%, 11/01/2029	520,000	521,128
North Kansas City School District No. 74, General Obligation Unlimited,
4.00%, 03/01/2018	175,000	178,318
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (A)	300,000	298,944
2.38%, 03/01/2020 (A) (E)	300,000	299,169
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,625,000	5,398,259
University of Missouri, Revenue Bonds,
Series A,
5.00%, 11/01/2033	460,000	464,807

		15,469,401

Montana - 0.2%
Lewis & Clark County School District No. 9 East Helena, General Obligation Unlimited
2.00%, 07/01/2024	340,000	346,409
2.50%, 07/01/2027	475,000	485,721
Montana Facility Finance Authority, Revenue Bonds
Series C,
3.00%, 06/01/2022	300,000	321,969
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,763,886

		2,917,985

Nebraska - 0.1%
Metropolitan Utilities District of Omaha, Revenue Bonds,
5.00%, 12/01/2017	150,000	152,096
Omaha-Douglas Public Building Commission, General Obligation Limited,
4.25%, 05/01/2018	200,000	205,112
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2018 - 12/15/2029	900,000	966,187
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	104,928

		1,428,323

Nevada - 0.3%
City of Las Vegas, Revenue Bonds,
2.75%, 06/15/2021(A)	1,015,000	994,121
Clark County School District, General Obligation Limited,
Series A,
5.00%, 06/15/2020	60,000	61,982

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada (continued)
Clark County Water Reclamation District, General Obligation Limited,
Series B,
5.00%, 07/01/2018	$ 200,000	$ 207,542
County of Clark, General Obligation Limited,
Series B,
5.00%, 11/01/2017	835,000	843,859
County of Clark, Revenue Bonds,
5.00%, 07/01/2024	25,000	26,914
County of Washoe, Revenue Bonds,
Series B,
3.00% (D), 03/01/2036	1,000,000	1,055,980
Las Vegas Valley Water District, General Obligation Limited,
Series A,
5.00%, 02/01/2031	100,000	102,094
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	58,317
State of Nevada Highway Improvement Revenue, Revenue Bonds,
AGM,
5.00%, 12/01/2021	140,000	144,795

		3,495,604

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
2.00%, 10/01/2017	2,305,000	2,307,927
3.00%, 08/01/2017	300,000	300,000
5.00%, 04/01/2019 - 08/01/2035	230,000	243,323
New Hampshire Municipal Bond Bank, Revenue Bonds,
Series A,
5.00%, 08/15/2019	125,000	135,113
New Hampshire State Turnpike System, Revenue Bonds,
5.00%, 10/01/2017	100,000	100,696
State of New Hampshire, General Obligation Unlimited,
Series C,
5.00%, 05/01/2028	100,000	105,083

		3,192,142

New Jersey - 6.9%
Borough of Runnemede, General Obligation Unlimited,
3.00%, 11/15/2023	105,000	112,824
Borough of South River, General Obligation Unlimited,
4.00%, 12/01/2020	235,000	255,386
Burlington County Bridge Commission, Revenue Bonds,
5.00%, 10/01/2017	230,000	231,599
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2020	1,230,000	1,308,622
5.00%, 01/15/2026	475,000	559,830
Series A,
3.50%, 09/01/2018	50,000	51,332
4.00%, 12/01/2018 - 12/15/2025	750,000	853,172
5.00%, 01/15/2029	415,000	492,215

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Casino Reinvestment Development Authority, Revenue Bonds,
AGM,
5.00%, 11/01/2026	$ 575,000	$ 645,811
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	275,000	320,743
City of New Brunswick, General Obligation Unlimited,
4.00%, 10/01/2018	100,000	103,464
City of Newark, General Obligation Unlimited
AGM,
2.50%, 09/15/2020	300,000	308,112
Series A,
5.00%, 10/01/2020	55,000	58,874
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	1,265,000	1,427,742
City of Trenton, General Obligation Unlimited
BAM,
5.00%, 07/15/2022 - 12/01/2023	6,155,000	7,193,244
County of Burlington, General Obligation Unlimited,
Series B,
3.00%, 09/01/2017	200,000	200,372
County of Hudson, General Obligation Unlimited,
4.00%, 09/01/2017	100,000	100,271
County of Middlesex, Certificate of Participation,
5.50%, 10/15/2017	100,000	100,954
County of Ocean, General Obligation Unlimited,
2.00%, 08/01/2017	150,000	150,000
County of Sussex, General Obligation Unlimited,
2.00%, 02/15/2018	335,000	336,923
Cumberland County Improvement Authority, Revenue Bonds,
AGM,
4.00%, 01/01/2019	100,000	103,921
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E)	535,000	558,299
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	6,002,302
Series C, AGM,
5.13%, 11/01/2017 - 11/01/2019	420,000	432,194
Glen Rock School District, General Obligation Unlimited,
4.25%, 09/01/2017	125,000	125,371
Gloucester County Improvement Authority, Revenue Bonds,
Series A,
2.13% (D), 12/01/2029	60,000	60,182
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2031	1,510,000	1,646,956
5.00%, 02/01/2023 - 02/01/2024	3,905,000	4,613,925

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Haddon Township Board of Education, General Obligation Unlimited,
3.00%, 08/01/2017	$ 100,000	$ 100,000
Hillsborough Township School District, General Obligation Unlimited, AGM,
5.38%, 10/01/2017	100,000	100,740
Lacey Township Board of Education, General Obligation Unlimited, BAM,
5.00%, 04/01/2025	875,000	1,035,799
Little Egg Harbor Board of Education, General Obligation Unlimited, AGM,
4.00%, 01/15/2021	225,000	244,483
Matawan-Aberdeen Regional School District, General Obligation Unlimited,
5.00%, 09/15/2019	25,000	26,957
Mount Olive Township Board of Education, General Obligation Unlimited,
4.00%, 01/15/2018	200,000	202,808
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	320,000	344,253
Series A, BAM,
4.00%, 09/01/2022	45,000	50,027
5.00%, 09/01/2023	125,000	147,421
New Jersey Building Authority, Revenue Bonds
Series A, BAM,
5.00%, 06/15/2028	800,000	948,395
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 09/01/2017 - 12/15/2017	415,000	418,411
5.25%, 09/01/2022	15,000	17,176
Series A, BAM,
5.00%, 06/15/2021 - 06/15/2023	6,555,000	7,344,710
Series BB,
5.00%, 09/01/2017	125,000	125,436
Series EE,
5.00%, 09/01/2017	350,000	351,221
Series GG,
5.00%, 09/01/2017	100,000	100,349
Series K, AMBAC,
5.50%, 12/15/2019	350,000	375,151
Series PP, AGM-CR,
5.00%, 06/15/2025	14,500,000	16,554,795
Series U,
5.00%, 09/01/2037	375,000	376,316
Series U, AGM,
5.00%, 09/01/2032	200,000	200,702
Series UU, AGM-CR,
5.00%, 06/15/2025	1,330,000	1,518,474
New Jersey Educational Facilities Authority, Revenue Bonds
AGM,
5.00%, 07/01/2027	115,000	119,326
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	77,082
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,926,560
Series E, BAM,
5.00%, 07/01/2023 - 07/01/2027	1,620,000	1,949,469
Series F, AGC,
4.00%, 07/01/2020	785,000	846,167

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (continued)
Series H, AGM,
5.00%, 07/01/2026	$ 760,000	$ 912,319
Series K,
5.00%, 07/01/2021 - 07/01/2022	255,000	264,568
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	51,818
5.00%, 07/01/2023	50,000	58,072
5.50%, 07/01/2029	100,000	108,381
6.63%, 07/01/2038	100,000	105,237
AGC,
5.25%, 01/01/2036	120,000	122,196
Series A, AGM,
5.00%, 07/01/2024	1,005,000	1,201,719
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,500,000	2,572,225
2.85%, 11/01/2025	1,830,000	1,882,009
Series B,
2.00%, 05/01/2021	5,000,000	5,048,200
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,294,081
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.00%, 06/15/2023	750,000	826,837
Series A, AGM-CR,
5.50%, 12/15/2021 - 12/15/2022	3,950,000	4,610,570
Series B, AGC-ICC, MBIA,
5.50%, 12/15/2021	65,000	74,253
Series C, AGM,
5.50%, 12/15/2017	125,000	127,046
Newark Housing Authority, Revenue Bonds AGM,
4.00%, 12/01/2029 - 12/01/2030	465,000	495,211
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	500,000	545,303
Passaic Valley Sewerage Commission, Revenue Bonds,
Series H,
AGM,
5.00%, 12/01/2017	100,000	101,360
Paulsboro School District, General Obligation Unlimited,
AGM,
3.00%, 04/01/2021	95,000	101,310
Pitman School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2024	720,000	829,793
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	26,068
Roxbury Township School District, General Obligation Unlimited,
4.00%, 09/01/2017	200,000	200,520
State of New Jersey, Certificate of Participation
Series A,
5.00%, 06/15/2018	105,000	108,724
5.25%, 06/15/2026 - 06/15/2030	1,145,000	1,234,814
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	635,000	734,073
Township of Allamuchy, General Obligation Unlimited,
2.00%, 09/01/2017	110,000	110,100

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Bernards, General Obligation Unlimited,
5.00%, 09/15/2017	$ 110,000	$ 110,575
Township of Galloway, General Obligation Unlimited,
Series A,
3.00%, 09/01/2017	100,000	100,174
Township of Lakewood, General Obligation Unlimited,
BAM,
4.00%, 11/01/2019	145,000	153,716
Township of Little Falls, General Obligation Unlimited,
4.00%, 08/01/2019	90,000	94,858
Township of West Deptford, General Obligation Unlimited,
BAM,
5.00%, 09/01/2022	400,000	463,660
Trenton Parking Authority, Revenue Bonds
Series B,
AGM,
4.00%, 04/01/2023 - 04/01/2028	3,060,000	3,359,238
West Windsor-Plainsboro Regional School District, General Obligation Unlimited,
AGM,
5.00%, 09/15/2017	165,000	165,865

		93,051,761

New Mexico - 0.5%
Albuquerque Municipal School District No 12, General Obligation Unlimited,
Series D,
5.00%, 08/01/2017	300,000	300,000
Carlsbad Municipal School District No. 20, General Obligation Unlimited,
5.00%, 08/01/2017	310,000	310,000
City of Farmington, Revenue Bonds
2.13% (D), 06/01/2040	1,500,000	1,515,450
Series A,
1.88% (D), 04/01/2029	2,000,000	2,025,300
Series E,
1.88% (D), 04/01/2029	800,000	810,120
City of Hobbs, Revenue Bonds,
Series A,
4.50%, 12/01/2034	260,000	268,564
County of Bernalillo, General Obligation Unlimited,
5.00%, 08/15/2017	100,000	100,167
County of Luna, Revenue Bonds,
AGM,
5.00%, 12/01/2029	395,000	468,272
Las Cruces School District No. 2, General Obligation Unlimited,
Series A,
4.00%, 08/01/2027	170,000	190,378
Santa Fe Public School District, General Obligation Unlimited,
3.25%, 08/01/2017	100,000	100,000
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds,
Series A,
5.00%, 07/01/2018	245,000	254,308

		6,342,559

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 6.8%
Albany Industrial Development Agency, Revenue Bonds,
Series A,
5.25%, 11/15/2027	$ 1,075,000	$ 1,088,663
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,500,000	2,645,300
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
3.88%, 08/01/2027 (F)	2,545,000	2,539,783
5.00%, 08/01/2037 (F)	1,320,000	1,381,314
City of Albany, General Obligation Limited,
Series A,
2.00%, 07/01/2018	100,000	100,928
City of New York, General Obligation Unlimited
5.00%, 08/01/2018	285,000	285,864
Series A-1,
4.25%, 08/01/2018	100,000	100,359
5.00%, 08/01/2017	110,000	110,000
Series B,
4.00%, 08/01/2017	175,000	175,000
Series C,
5.00%, 08/01/2017	110,000	110,000
Series D1,
4.75%, 12/01/2029	180,000	182,297
Series I,
4.00%, 08/01/2017	350,000	350,000
Series I-1,
4.50%, 02/01/2018	125,000	127,274
5.00%, 08/01/2017	500,000	500,000
Series J,
4.00%, 08/01/2017	100,000	100,000
5.00%, 08/01/2017	300,000	300,000
City of Niagara Falls, General Obligation Limited
BAM,
2.00%, 05/15/2024	140,000	139,013
5.00%, 05/15/2022 - 05/15/2028	2,150,000	2,505,844
City of Syracuse, General Obligation Limited,
5.00%, 08/15/2017	100,000	100,165
City of Yonkers, General Obligation Limited,
Series E, AGM,
5.00%, 09/01/2024	605,000	718,728
County of Chautauqua, General Obligation Limited,
AGM,
4.00%, 06/01/2019	25,000	26,371
County of Dutchess, General Obligation Unlimited
5.00%, 12/15/2017 - 10/01/2019	200,000	202,286
County of Erie, General Obligation Limited,
Series A, AGM,
4.00%, 09/15/2017	100,000	100,393
County of Nassau, General Obligation Limited,
Series A,
5.00%, 04/01/2018	225,000	231,138
County of Nassau, General Obligation Unlimited
Series C,
5.00%, 10/01/2017 - 10/01/2018	750,000	765,275

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
County of Suffolk, General Obligation Limited AGM,
5.00%, 02/01/2018	$ 200,000	$ 204,030
Series A, AGM,
3.00%, 06/15/2025	4,205,000	4,445,778
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	675,000	773,066
East Aurora Union Free School District, General Obligation Unlimited,
5.00%, 12/01/2017	100,000	101,418
Elmont Union Free School District, General Obligation Unlimited,
5.00%, 09/15/2017	125,000	125,623
Erie County Fiscal Stability Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2017	220,000	223,111
Guilderland Central School District, General Obligation Unlimited,
AGM,
3.00%, 06/15/2027	1,100,000	1,148,609
Haverstraw-Stony Point Central School District, General Obligation Unlimited,
AGM,
4.50%, 10/15/2034	130,000	130,989
Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	947,255
2.30%, 11/01/2026	925,000	917,461
2.40%, 05/01/2027	850,000	841,967
2.45%, 11/01/2027	465,000	460,606
2.55%, 05/01/2028	550,000	543,691
Series C1A,
2.25%, 11/01/2025	75,000	76,882
Series I, FNMA,
2.95% (D), 11/01/2045	5,000,000	5,153,550
Jamestown City School District, General Obligation Unlimited,
AGM,
3.00%, 06/15/2028	510,000	523,535
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027 (F)	1,395,000	1,404,374
2.50%, 08/01/2028 (F)	1,420,000	1,430,181
Long Island Power Authority, Revenue Bonds,
Series B,
4.00%, 09/01/2018	100,000	103,202
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	59,016
Series A, NATL,
4.75%, 11/15/2037	125,000	126,424
Series A1,
5.00%, 11/15/2029	2,230,000	2,702,470
Series D,
5.00%, 11/15/2017 - 11/15/2030	2,600,000	3,011,801
Monroe County Water Authority, Revenue Bonds,
5.00%, 08/01/2017	150,000	150,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	$ 2,000,000	$ 2,202,040
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1,
5.00%, 11/01/2017	1,000,000	1,010,520
Series A-3,
4.00%, 08/01/2017	100,000	100,000
Series C,
4.00%, 11/01/2017	250,000	252,043
Series D,
5.00%, 11/01/2017	100,000	101,062
Series F-1,
5.00%, 05/01/2027	100,000	103,090
New York City Trust for Cultural Resources, Revenue Bonds
Series 1A,
5.00%, 10/01/2017	125,000	125,876
Series 1D,
4.00%, 08/01/2017	150,000	150,000
Series B,
1.35% (D), 01/01/2036	200,000	200,000
New York City Water & Sewer System, Revenue Bonds,
5.00%, 06/15/2037	100,000	103,625
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/15/2019	400,000	418,028
5.50%, 02/15/2018	150,000	153,749
6.13%, 12/01/2029 (E)	100,000	106,901
Series A,
5.00%, 10/01/2017 - 12/15/2029	2,980,000	3,440,630
Series A, NATL,
5.50%, 07/01/2018 - 05/15/2024	205,000	225,292
Series B,
5.00%, 10/01/2017 - 07/01/2018	265,000	271,906
Series D, AGC,
5.50%, 10/01/2017	100,000	100,788
Series D, AGM,
5.25%, 08/15/2017	115,000	115,201
Series F, AGM,
5.00%, 10/01/2017	1,000,000	1,007,050
New York State Environmental Facilities Corp., Revenue Bonds
5.00%, 09/15/2019	100,000	100,512
Series A,
5.00%, 12/15/2024	150,000	152,330
New York State Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 09/15/2021	100,000	100,384
5.00%, 09/15/2017	115,000	115,593
Series E,
3.45%, 11/01/2030	300,000	309,285
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	686,688
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	3,000,000	3,005,940
1.65%, 11/01/2021	12,275,000	12,308,904
New York State Thruway Authority, Revenue Bonds
Series A,
5.00%, 03/15/2018 - 03/15/2019	775,000	811,430

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Thruway Authority, Revenue Bonds (continued)
Series B,
5.00%, 04/01/2018	$ 200,000	$ 201,408
New York State Urban Development Corp., Revenue Bonds
Series A-1,
5.00%, 12/15/2021	295,000	299,572
Series B,
5.00%, 01/01/2018	100,000	101,730
Niagara Falls City School District, Certificate of Participation
AGM,
5.00%, 06/15/2024 - 06/15/2025	690,000	818,518
Niagara Falls City School District, General Obligation Unlimited
BAM,
5.00%, 09/15/2018	200,000	208,602
BAM-TCRS,
5.00%, 06/15/2023	2,075,000	2,462,610
Niagara Frontier Transportation Authority, Revenue Bonds
AGM,
2.46% (D), 04/01/2024 (E)	25,000	23,750
2.47% (D), 04/01/2024 (E)	75,000	71,250
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	150,000	150,306
Niskayuna Central School District, General Obligation Unlimited,
AGC,
4.00%, 04/15/2022	100,000	102,169
North East Joint Fire District, General Obligation Limited,
Series A, BAM,
3.50%, 12/15/2019	60,000	63,367
Pittsford Central School District, General Obligation Unlimited,
4.00%, 10/01/2017	100,000	100,543
St. Lawrence County Industrial Development Agency, Revenue Bonds
Series A,
5.00%, 07/01/2029 - 07/01/2031	350,000	412,962
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	210,000	214,803
Series 197,
1.90%, 04/01/2025	925,000	912,947
Town of Colonie, General Obligation Unlimited,
5.50%, 04/01/2024	100,000	103,087
Town of Hempstead, General Obligation Unlimited,
Series A,
5.00%, 08/15/2017	125,000	125,209
Town of Oyster Bay, General Obligation Limited
Series B, AGM,
3.00%, 11/01/2017	35,000	35,171
Series B, BAM,
5.00%, 08/15/2023	320,000	370,515
Town of Poughkeepsie, General Obligation Limited, BAM,
3.00%, 12/15/2017	100,000	100,788
Town of Southampton, General Obligation Unlimited,
4.00%, 09/15/2020	100,000	100,386

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A,
4.00%, 11/15/2017	$ 150,000	$ 151,383
5.00%, 11/15/2017	100,000	101,243
Troy Capital Resource Corp., Revenue Bonds,
Series B,
5.00%, 09/01/2018	165,000	171,800
Village of Johnson City, General Obligation Limited,
3.75%, 10/05/2017	1,715,000	1,717,247
Village of Pleasantville, General Obligation Limited,
3.00%, 06/15/2018	175,000	178,129
Westchester County Local Development Corp., Revenue Bonds
5.00%, 11/01/2025 - 11/01/2026	1,375,000	1,617,859
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020 - 06/15/2023 (F)	465,000	476,328
3.00%, 06/15/2030 - 06/15/2032 (F)	435,000	443,944
Yonkers Industrial Development Agency, Revenue Bonds,
Series A,
6.00%, 06/01/2041	10,100,000	11,030,210

		91,137,737

North Carolina - 1.3%
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds,
Series A,
5.00%, 01/15/2039	100,000	101,906
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	28,894
City of Raleigh, General Obligation Unlimited,
Series D,
5.00%, 12/01/2017	110,000	111,558
County of Brunswick Enterprise Systems Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 04/01/2023	100,000	102,786
County of Cabarrus, Certificate of Participation,
Series A,
4.00%, 04/01/2018	200,000	204,008
County of Mecklenburg, Certificate of Participation,
Series B,
5.00%, 02/01/2018	15,000	15,316
County of Onslow, General Obligation Unlimited,
5.00%, 04/01/2022	100,000	102,772
County of Pender, General Obligation Unlimited,
Series B,
3.00%, 09/01/2017	175,000	175,334
North Carolina Eastern Municipal Power Agency, Revenue Bonds
AMBAC,
6.00%, 01/01/2018	100,000	102,171
Series A, AGC,
5.25%, 01/01/2019	400,000	407,404

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	$ 165,000	$ 168,391
2.10%, 07/01/2024	120,000	121,393
Series 38-B,
2.10%, 01/01/2024	245,000	247,205
2.20%, 07/01/2024	320,000	323,290
2.38%, 01/01/2025	2,150,000	2,180,035
2.45%, 07/01/2025	2,175,000	2,192,248
2.65%, 01/01/2026	1,155,000	1,187,548
2.70%, 07/01/2026	425,000	430,232
2.80%, 01/01/2027	480,000	485,160
2.85%, 07/01/2027	650,000	657,254
2.95%, 01/01/2028 - 07/01/2028	925,000	935,020
North Carolina Medical Care Commission, Revenue Bonds
5.00%, 10/01/2025	100,000	100,690
AGC,
3.25%, 02/15/2018	100,000	101,226
3.50%, 02/15/2019	130,000	134,828
Series A,
4.00%, 10/01/2017	300,000	301,575
Orange County Public Facilities Co., Revenue Bonds,
4.00%, 10/01/2017	350,000	351,911
State of North Carolina, Revenue Bonds,
Series B,
5.00%, 11/01/2017	100,000	101,069
University of North Carolina at Wilmington, Revenue Bonds
4.00%, 06/01/2030 - 06/01/2033	410,000	443,098
Western Carolina University, Revenue Bonds,
AGM,
5.00%, 06/01/2027	490,000	587,260
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	4,735,000	5,462,260

		17,863,842

North Dakota - 1.4%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,060,000	1,094,312
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	2,660,000	2,759,410
5.00%, 11/01/2021	755,000	866,521
Grand Forks Park District, Revenue Bonds,
3.00%, 12/01/2020	770,000	811,349
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	3,759,291
4.00%, 07/01/2026 - 07/01/2033	6,630,000	7,043,471
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	57,963
Series C,
2.55%, 01/01/2028	775,000	764,499
Series D,
2.80%, 01/01/2025	810,000	850,451
2.85%, 07/01/2025	1,100,000	1,150,083

		19,157,350

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 2.3%
American Municipal Power, Inc., Revenue Bonds,
Series C,
5.25%, 02/15/2019	$ 45,000	$ 47,842
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,430,550
5.38%, 06/01/2024	380,000	368,216
Butler County Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2024	545,000	635,154
City of Hamilton, General Obligation Limited
4.00%, 11/01/2017	475,000	478,713
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2023	635,000	753,618
Series B, BAM,
4.00%, 12/01/2029	300,000	327,885
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
5.00%, 08/01/2017	150,000	150,000
Series C,
3.00%, 05/15/2018 - 11/15/2023	905,000	932,873
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,928,306
County of Allen, Revenue Bonds,
Series B,
4.13%, 09/01/2020	60,000	64,935
County of Cuyahoga, Revenue Bonds,
4.00%, 02/15/2029	3,600,000	3,671,964
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2040	350,000	367,745
County of Logan, General Obligation Limited,
AGC,
5.00%, 12/01/2017	100,000	101,384
County of Lucas, General Obligation Limited,
3.00%, 10/01/2017	100,000	100,369
County of Lucas, Revenue Bonds,
Series D,
5.00%, 11/15/2018	25,000	26,241
County of Montgomery, Revenue Bonds,
Series A,
5.00%, 05/01/2032	40,000	40,084
County of Scioto, Revenue Bonds,
3.50%, 02/15/2038	2,300,000	2,250,412
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	497,435
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025 (E)	730,000	736,745
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	293,636

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Jackson Milton Local School District, Certificate of Participation,
BAM,
4.00%, 06/01/2028	$ 150,000	$ 163,690
Lancaster City School District, General Obligation Limited,
Series B,
4.00%, 10/01/2030	200,000	215,514
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	7,000,000	7,256,690
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	36,969
Series A,
5.00%, 01/15/2018	160,000	162,824
Series C,
5.00%, 05/01/2020	620,000	674,145
Ohio Turnpike & Infrastructure Commission, Revenue Bonds,
Series A,
5.00%, 02/15/2018	100,000	102,210
Ohio University, Revenue Bonds,
Series A,
1.50%, 12/01/2017	2,485,000	2,490,939
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds
5.00%, 12/01/2017	100,000	101,429
Series B-1,
5.00%, 12/01/2017	290,000	294,144
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,595,000	1,672,150
State of Ohio, Revenue Bonds
5.00%, 04/01/2019	135,000	143,798
Series A,
5.00%, 06/01/2018 - 01/15/2019	300,000	313,965
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,550,000	1,640,391
Series C,
3.00%, 11/15/2023	110,000	111,672
4.00%, 05/15/2024 - 11/15/2025	545,000	580,496
Toledo-Lucas County Port Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2020	115,000	122,435

		31,287,568

Oklahoma - 0.8%
City of Tulsa, General Obligation Unlimited,
Series B,
4.00%, 03/01/2018	150,000	152,760
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	53,065
Edmond Public Works Authority, Revenue Bonds,
4.00%, 07/01/2031	295,000	316,252
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,890,000	2,269,512

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Garvin County Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2024	$ 270,000	$ 316,769
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	985,000	950,166
4.00%, 12/01/2023 - 09/01/2029	1,100,000	1,208,189
5.00%, 09/01/2022 - 12/01/2027	3,750,000	4,410,621
Grand River Dam Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2024	385,000	438,892
Oklahoma Agricultural & Mechanical Colleges, Revenue Bonds,
Series B,
3.00%, 08/01/2017	265,000	265,000
Oklahoma Capitol Improvement Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2018	170,000	176,188
Oklahoma Development Finance Authority, Revenue Bonds
3.00%, 06/01/2019	500,000	517,375
5.00%, 06/01/2020	25,000	27,571
Series A,
5.00%, 02/01/2020	50,000	54,590
Oklahoma Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2018	125,000	127,168
Tulsa County Independent School District No. 3 Broken Arrow, General Obligation Unlimited,
2.00%, 04/01/2018	100,000	100,652

		11,384,770

Oregon - 0.6%
City of Portland Sewer System Revenue, Revenue Bonds,
Series A,
5.00%, 08/01/2017	155,000	155,000
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	665,000	789,466
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	925,000	865,763
5.00%, 09/01/2030	125,000	146,225
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	495,321
5.50%, 06/15/2035 (A)	750,000	780,547
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	80,547
Series B,
5.00%, 07/01/2019	45,000	48,017
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited,
Series B,
Zero Coupon, 06/15/2030	7,235,000	4,759,834

		8,120,720

The notes are an integral part of this report. Transamerica Funds	Page 27	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 6.5%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2018	$ 65,000	$ 67,289
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2032 - 12/01/2035	1,580,000	1,700,586
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,980,000	6,615,315
Berks County Municipal Authority, Revenue Bonds,
Series A3,
4.75%, 11/01/2018	100,000	104,560
Bethlehem Area School District, General Obligation Limited,
Series A,
5.00%, 10/15/2017	115,000	115,943
Borough of Carnegie, General Obligation Unlimited,
AGM,
2.00%, 08/15/2018	35,000	35,285
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	625,000	724,100
Capital Region Water, Revenue Bonds,
Series A,
5.00%, 07/15/2018	100,000	103,782
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	575,000	634,901
5.00%, 03/01/2023	215,000	247,446
Carroll Township Authority, Revenue Bonds,
BAM,
1.00%, 08/01/2017	90,000	90,000
Central Bradford Progress Authority, Revenue Bonds,
5.25%, 12/01/2019	95,000	103,864
Cheltenham Township School District, General Obligation Limited
Series A,
5.00%, 02/15/2031 - 02/15/2033	275,000	315,630
City of Philadelphia, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/15/2018	200,000	210,402
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A, AGM,
5.00%, 06/15/2018	1,000,000	1,035,570
Series C, AGM,
5.00%, 08/01/2018 - 08/01/2020	735,000	789,426
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	1,170,000	1,313,980
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,950,000	3,564,337

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Commonwealth of Pennsylvania, General Obligation Unlimited
Series A,
5.00%, 08/01/2024	$ 600,000	$ 600,000
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	23,765,000	25,743,868
Series B,
4.00%, 08/01/2017	200,000	200,000
5.00%, 11/15/2017	200,000	202,432
County of Allegheny, General Obligation Unlimited,
Series C-73,
4.00%, 12/01/2017	100,000	101,036
County of Bedford, General Obligation Unlimited,
Series A, BAM,
3.00%, 09/01/2019	100,000	103,874
Dallas School District, General Obligation Limited,
BAM,
4.50%, 04/01/2024	250,000	287,560
East Stroudsburg Area School District, General Obligation Limited
AGM,
5.00%, 09/01/2023 - 09/01/2029	340,000	341,197
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.38%, 09/01/2027	460,000	460,511
2.63%, 09/01/2030	900,000	900,117
2.75%, 09/01/2031	450,000	450,445
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	2,039,174
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2027	1,950,000	2,173,333
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	269,310
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	1,125,000	1,303,110
Laurel Highlands School District, General Obligation Unlimited,
BAM,
2.00%, 11/01/2018	50,000	50,534
Lehigh County Industrial Development Authority, Revenue Bonds
0.90% (D), 02/15/2027 - 09/01/2029	10,500,000	10,500,420
Mars Area School District, General Obligation Limited
BAM,
3.00%, 03/01/2031 - 03/01/2032	320,000	320,757
McKeesport Municipal Authority, Revenue Bonds,
AGM,
1.65%, 12/15/2017	190,000	190,065
Monroeville Finance Authority, Revenue Bonds,
4.00%, 02/15/2018	275,000	279,557

The notes are an integral part of this report. Transamerica Funds	Page 28	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Monroeville Municipal Authority, Revenue Bonds,
Series A, AGM,
2.00%, 12/01/2018	$ 10,000	$ 10,105
Morrisville Boro School District, General Obligation Limited,
BAM,
2.00%, 12/01/2019	75,000	76,457
Parkland School District, General Obligation Unlimited,
Series A,
4.00%, 09/01/2017	140,000	140,385
Penn Hills School District, General Obligation Limited
BAM,
3.00%, 10/01/2017	695,000	696,786
5.00%, 11/15/2023 - 11/15/2024	1,070,000	1,240,933
Series A, BAM,
5.00%, 11/15/2025	320,000	375,267
Penns Valley Area School District, General Obligation Limited,
3.00%, 03/01/2030	265,000	268,275
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2017 - 07/15/2020	250,000	254,203
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	1,445,000	1,464,609
Series 121,
2.20%, 04/01/2026	2,155,000	2,149,871
2.25%, 10/01/2026	1,325,000	1,300,395
2.35%, 04/01/2027	3,505,000	3,462,344
Pennsylvania State University, Revenue Bonds,
Series B,
4.00%, 09/01/2017	330,000	330,904
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	442,740
5.00%, 08/01/2024	300,000	354,006
AGM,
5.00%, 07/01/2018	1,325,000	1,371,242
Pocono Mountain School District, General Obligation Limited,
BAM,
4.00%, 10/01/2017	100,000	100,504
Quakertown Community School District, General Obligation Limited,
Series A,
5.00%, 09/01/2017	150,000	150,522
Reading Area Water Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2025	445,000	491,480
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,515,000	2,920,857
Saxonburg Area Authority, Revenue Bonds,
AGM,
3.00%, 03/01/2018	140,000	141,417
Seneca Valley School District, General Obligation Unlimited,
Series A,
4.00%, 03/01/2019	200,000	209,272

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds,
AGM,
5.00%, 02/01/2025	$ 140,000	$ 159,305
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	470,000	523,544
5.25%, 03/01/2020	115,000	125,580
AGM,
4.00%, 10/01/2018	505,000	521,175
5.00%, 10/01/2020 - 05/01/2024	460,000	509,379
BAM-TCRS,
5.00%, 10/01/2019 - 06/15/2026	560,000	615,643
Series A, AGM,
4.00%, 10/01/2017 - 10/01/2018	970,000	991,094
5.00%, 10/01/2017 - 10/01/2023	1,375,000	1,528,619
Series A, BAM,
5.00%, 06/15/2023	110,000	125,690
Township of West Pikeland, General Obligation Unlimited,
1.00%, 12/15/2017	100,000	100,014
Tussey Mountain School District, General Obligation Unlimited,
AGM,
2.00%, 04/01/2018	185,000	186,164
Upper Shenango Valley Water Pollution Control Authority, Revenue Bonds,
AGM,
2.00%, 10/01/2017	140,000	140,252
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds,
BAM,
2.63%, 08/01/2028	175,000	175,326
West Mifflin School District, General Obligation Unlimited,
AGM,
5.00%, 10/01/2022	185,000	209,220

		88,153,295

Puerto Rico - 1.2%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.25%, 07/01/2020	50,000	53,538
5.50%, 07/01/2018 - 07/01/2019	740,000	778,529
AGM-CR,
4.50%, 07/01/2023	40,000	40,058
Series A, AGC-ICC,
5.00%, 07/01/2020	65,000	65,125
5.25%, 07/01/2020	105,000	105,225
5.50%, 07/01/2029	100,000	114,207
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	183,211
Series A, AGM,
4.00%, 07/01/2022	40,000	41,279
5.25%, 07/01/2024	285,000	300,855
Series B, AGC-ICC,
5.00%, 07/01/2035	280,000	280,465
Series D, AGM,
4.13%, 07/01/2020	75,000	75,088
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	925,000	925,351
5.00%, 07/01/2027	405,000	405,729

The notes are an integral part of this report. Transamerica Funds	Page 29	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
AGC,
4.38%, 07/01/2030	$ 75,000	$ 75,055
Series DDD, AGM,
5.00%, 07/01/2023	25,000	26,415
Series RR, AGC,
5.00%, 07/01/2028	220,000	222,182
Series RR, AGM,
5.00%, 07/01/2020	1,025,000	1,044,793
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	1,985,000	2,000,299
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,022
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,139
Series UU, AGC,
5.00%, 07/01/2026	575,000	576,046
Series UU, AGM,
4.00%, 07/01/2023	50,000	50,054
5.00%, 07/01/2020 - 07/01/2024	640,000	641,209
Series V, AGM,
5.25%, 07/01/2027	80,000	89,578
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,191
Series A, AGM-CR,
4.75%, 07/01/2038	75,000	75,816
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	28,552
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	2,155,000	2,176,138
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	225,000	245,812
Series L, AGC,
5.25%, 07/01/2018 - 07/01/2019	240,000	248,426
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	670,000	671,130
Series N, AGC,
5.25%, 07/01/2034	75,000	83,116
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	107,405
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	25,000	25,039
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	1,325,000	1,341,647
5.25%, 08/01/2017 - 08/01/2020	170,000	171,683
Series C, AGC,
5.25%, 08/01/2020	90,000	96,544
Series C, AGM,
5.25%, 08/01/2017	2,420,000	2,420,000
Puerto Rico Public Buildings Authority, Revenue Bonds
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	136,174
Series N, AGC-ICC,
5.00%, 07/01/2032	150,000	150,253

		16,202,378

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 0.5%
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM,
5.00%, 04/01/2025	$ 665,000	$ 780,078
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,754,242
AGM,
4.00%, 05/15/2024	650,000	721,468
Series C,
5.00%, 09/15/2027 - 09/15/2029	375,000	443,302
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, Revenue Bonds,
Series B,
4.00%, 10/01/2017	185,000	185,995
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	300,000	359,250
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,278,695
Town of West Warwick, General Obligation Unlimited,
Series A, BAM,
5.00%, 10/01/2019	165,000	177,281

		6,700,311

South Carolina - 0.5%
Kershaw County School District, Revenue Bonds,
BAM,
3.00%, 12/01/2026	490,000	501,535
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	1,090,000	1,283,512
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	3,625,000	3,796,463
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	95,000	96,568
South Carolina Transportation Infrastructure Bank, Revenue Bonds,
5.00%, 10/01/2017	175,000	176,225
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,166

		6,054,469

South Dakota - 1.0%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	250,000	300,480
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,240,000	1,295,884
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	130,000	128,235

The notes are an integral part of this report. Transamerica Funds	Page 30	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	$ 1,250,000	$ 1,267,875
2.30%, 05/01/2025	1,150,000	1,163,374
2.45%, 11/01/2025	290,000	293,532
2.55%, 05/01/2026	2,060,000	2,093,537
2.65%, 11/01/2026	880,000	893,112
2.75%, 05/01/2027	1,350,000	1,371,019
2.80%, 11/01/2027	1,380,000	1,399,665
2.85%, 05/01/2028	2,160,000	2,185,034
2.95%, 11/01/2028	540,000	546,259

		12,938,006

Tennessee - 3.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	785,000	887,764
City of Alcoa, General Obligation Unlimited,
AGC,
4.63%, 06/01/2031	400,000	412,424
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
3.00%, 04/01/2018	150,000	151,526
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds,
Series A, AGM,
5.25%, 09/01/2023	295,000	302,343
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	265,000	274,251
2.75%, 01/01/2025	300,000	311,439
2.80%, 07/01/2025	290,000	301,728
2.95%, 01/01/2026	150,000	156,484
Series 1C,
2.35%, 07/01/2021	1,445,000	1,502,742
Series 2B,
2.30%, 01/01/2022	355,000	369,722
2.55%, 01/01/2028	495,000	488,293
2.70%, 07/01/2024	310,000	325,593
Series B2,
0.90%, 01/01/2018	1,340,000	1,339,049
1.00%, 07/01/2018	2,660,000	2,657,340
2.05%, 01/01/2024	1,365,000	1,373,190
2.15%, 07/01/2024	400,000	402,828
2.25%, 01/01/2025	1,250,000	1,255,100
2.40%, 07/01/2025	2,190,000	2,205,812
2.55%, 01/01/2026	305,000	314,821
2.60%, 07/01/2026	1,240,000	1,250,379
2.80%, 07/01/2027	2,565,000	2,582,185
2.85%, 01/01/2028	3,345,000	3,357,009
2.95%, 07/01/2028	3,350,000	3,367,520
3.00%, 01/01/2029	3,140,000	3,159,562
3.05%, 07/01/2029	3,250,000	3,272,522
3.15%, 01/01/2030	2,955,000	2,973,735
3.35%, 07/01/2032	6,000,000	6,022,920
Tennessee State School Bond Authority, Revenue Bonds
Series A,
5.00%, 05/01/2020	150,000	154,630
Series C,
5.00%, 05/01/2019	30,000	32,098

		41,205,009

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 7.7%
Aldine Independent School District, General Obligation Unlimited,
5.00%, 02/15/2026	$ 100,000	$ 102,222
Alief Independent School District, General Obligation Unlimited,
5.00%, 02/15/2018	100,000	102,240
Alvin Independent School District, General Obligation Unlimited,
Series B,
3.00% (D), 02/15/2036	100,000	100,069
Arlington Higher Education Finance Corp., Revenue Bonds
2.00%, 08/15/2017	385,000	385,185
Series A,
3.80%, 08/15/2026	350,000	342,391
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	865,000	995,365
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2017 - 12/01/2022	5,365,000	5,734,725
5.38%, 08/15/2027	130,000	135,877
5.50%, 08/15/2036	105,000	109,883
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
2.00%, 09/01/2019	405,000	409,828
Brazos River Authority, Revenue Bonds,
4.00%, 02/15/2018	100,000	101,688
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	470,000	555,075
Canadian River Municipal Water Authority Corp., Revenue Bonds,
3.00%, 10/01/2017	100,000	100,363
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	585,000	615,285
City of Arlington, Special Tax,
4.00%, 08/15/2018	125,000	128,843
City of Austin, General Obligation Limited,
2.00%, 09/01/2017	500,000	500,545
City of Brownsville Utilities System Revenue, Revenue Bonds,
Series A,
3.00%, 09/01/2017	150,000	150,276
City of Bullard, General Obligation Unlimited,
BAM,
2.00%, 09/01/2017	140,000	140,111
City of College Station, General Obligation Limited,
5.00%, 02/15/2019	100,000	106,129
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2018 - 07/15/2019	575,000	598,976
City of El Paso, General Obligation Limited,
NATL,
5.00%, 08/15/2020	125,000	125,206
City of Garland Electric Utility System Revenue, Revenue Bonds,
5.00%, 03/01/2018	400,000	409,368

The notes are an integral part of this report. Transamerica Funds	Page 31	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Houston, Revenue Bonds,
4.00%, 09/01/2017	$ 215,000	$ 215,557
City of Houston Combined Utility System Revenue, Revenue Bonds
Series D,
5.00%, 11/15/2017	375,000	379,601
City of Houston TX Combined Utility System Revenue, Revenue Bonds,
Series A, AGM,
5.25%, 11/15/2017	140,000	141,821
City of Irving Waterworks & Sewer System Revenue, Revenue Bonds,
5.00%, 08/15/2017	125,000	125,209
City of Killeen, General Obligation Limited,
3.00%, 08/01/2017	100,000	100,000
City of Laredo, General Obligation Limited,
Series A,
5.00%, 02/15/2018	400,000	408,724
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM,
5.00%, 10/01/2022 - 10/01/2023	185,000	214,943
City of League City, General Obligation Limited,
Series A,
4.00%, 02/15/2018	100,000	101,656
City of Lubbock, General Obligation Limited,
3.00%, 02/15/2018	100,000	101,157
City of Mansfield, General Obligation Limited,
4.00%, 02/15/2019	125,000	130,654
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	29,656
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	305,827
City of Rockwall, General Obligation Limited,
Series A,
3.00%, 08/01/2017	100,000	100,000
City of San Antonio, General Obligation Limited
5.00%, 08/01/2021	100,000	100,000
5.50%, 08/01/2023	375,000	391,954
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds,
Series A,
5.00%, 02/01/2034	100,000	106,069
City of San Marcos, General Obligation Limited,
AGM,
5.50%, 08/15/2021	150,000	150,276
City of Westworth Village, General Obligation Limited,
BAM,
3.00%, 08/15/2019	35,000	36,373
Clifton Higher Education Finance Corp., Revenue Bonds
3.00%, 08/15/2017	200,000	200,174
Series A,
5.00%, 08/15/2034	1,095,000	1,291,936
Comal Independent School District, General Obligation Unlimited,
5.00%, 02/01/2018	130,000	132,705

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
County of Bell, General Obligation Limited,
5.00%, 02/15/2018	$ 100,000	$ 102,247
County of Bexar, General Obligation Limited
4.00%, 06/15/2018	125,000	128,396
Series A,
5.00%, 06/15/2023	135,000	144,894
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	900,000	1,000,440
County of Fort Bend, General Obligation Unlimited,
4.00%, 03/01/2018	205,000	208,741
County of Harris, General Obligation Limited,
Series C,
5.75%, 10/01/2028	750,000	792,157
Cypress-Fairbanks Independent School District, General Obligation Unlimited,
Series B-3,
1.05% (D), 02/15/2044	600,000	599,982
Dallas Area Rapid Transit, Revenue Bonds
Series A,
4.00%, 12/01/2017	100,000	101,081
5.00%, 12/01/2017	120,000	121,696
Dallas County Community College District, General Obligation Limited,
5.00%, 02/15/2025	100,000	102,222
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2018 - 04/01/2024 (A)	8,015,000	8,469,900
Dallas/Fort Worth International Airport, Revenue Bonds,
Series E,
5.00%, 11/01/2017	425,000	429,450
Del Mar College District, General Obligation Limited,
3.50%, 08/15/2019	100,000	104,676
del Mar College District, General Obligation Limited,
5.00%, 08/15/2017	100,000	100,165
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	1,500,000	1,476,190
3.00%, 09/01/2031 - 09/01/2034	710,000	695,147
Dickinson Independent School District, General Obligation Unlimited,
1.35% (D), 08/01/2037	900,000	900,000
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	370,000	413,866
Series A, AGC,
5.00%, 08/15/2037	100,000	104,243
El Paso Independent School District, General Obligation Unlimited,
5.00%, 08/15/2027	100,000	100,165
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	785,000	834,314
Fort Bend County Municipal Utility District No. 137, General Obligation Unlimited,
6.00%, 09/01/2032	100,000	100,433

The notes are an integral part of this report. Transamerica Funds	Page 32	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 182, General Obligation Unlimited,
BAM,
4.00%, 09/01/2022	$ 95,000	$ 103,849
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited,
BAM,
3.00%, 09/01/2019	60,000	62,098
Freer Independent School District, General Obligation Unlimited,
5.00%, 08/15/2028	100,000	100,163
Goose Creek Consolidated Independent School District, General Obligation Unlimited
5.00%, 02/15/2018	100,000	102,240
Series B,
3.00% (D), 02/15/2035	375,000	375,274
Grand Prairie Independent School District, General Obligation Unlimited,
5.00%, 02/15/2034	100,000	102,222
Grapevine-Colleyville Independent School District, General Obligation Unlimited
3.00%, 08/15/2017	125,000	125,114
Series B,
2.00% (D), 08/01/2036	375,000	375,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 10/01/2017	150,000	151,061
Series A,
4.38%, 11/15/2021	20,000	21,410
Series B,
5.50%, 12/01/2018	200,000	211,410
Harris County Health Facilities Development Corp., Revenue Bonds,
Series A-4, AGM,
0.69% (D), 07/01/2031 (E)	3,550,000	3,550,000
Harris County Hospital District, Revenue Bonds,
Series D,
5.00%, 02/15/2018	100,000	102,085
Harris County Municipal Utility District No. 120, General Obligation Unlimited,
BAM,
2.00%, 08/01/2017	100,000	100,000
Harris County Municipal Utility District No. 285, General Obligation Unlimited,
AGM,
4.00%, 09/01/2037	635,000	674,402
Harris County Municipal Utility District No. 304, General Obligation Unlimited,
BAM,
4.00%, 09/01/2028	175,000	191,725
Harris County Municipal Utility District No. 399, General Obligation Unlimited
AGM,
4.00%, 09/01/2032 - 09/01/2036	1,120,000	1,177,301
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	127,016
3.00%, 09/01/2021	100,000	106,231
Harris County Municipal Utility District No. 419, General Obligation Unlimited
AGM,
4.00%, 09/01/2031 - 09/01/2035	490,000	516,212

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 500, General Obligation Unlimited,
AGM,
3.00%, 12/01/2034	$ 1,105,000	$ 1,041,330
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	490,000	592,287
Houston Independent School District, General Obligation Limited
1.70% (D), 06/01/2030	100,000	100,622
Series A,
3.00% (D), 06/01/2039	325,000	330,596
Katy Independent School District, General Obligation Unlimited,
Series B,
5.00% (D), 02/15/2028	810,000	811,134
Lake Dallas Independent School District, General Obligation Unlimited
Zero Coupon, 08/16/2029 - 08/16/2030	390,000	268,570
Lamar Consolidated Independent School District, General Obligation Unlimited,
Series A,
1.05% (D), 08/15/2047	3,000,000	3,000,840
Laredo Independent School District, General Obligation Unlimited,
5.00%, 08/01/2019	75,000	80,492
Leander Independent School District, General Obligation Unlimited
Zero Coupon, 08/15/2035	150,000	52,650
5.00%, 08/15/2033	415,000	415,681
5.25%, 08/15/2017	240,000	240,425
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2020	35,000	38,568
Main Street Market Square Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2022	675,000	745,895
Metropolitan Transit Authority of Harris County, Revenue Bonds,
Series A,
5.00%, 11/01/2020	40,000	43,544
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,325,000	1,307,040
3.13%, 09/01/2034	210,000	205,147
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	574,699
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,815,483
Series A, AGM,
4.00%, 04/01/2019	100,000	103,745
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,465,000	2,615,195
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,842,803
Series B,
3.00%, 07/01/2018 - 07/01/2020	530,000	544,582
4.00%, 07/01/2021 - 07/01/2031	3,260,000	3,492,819
4.25%, 07/01/2036	950,000	971,213
Series C,
5.00%, 07/01/2022 - 07/01/2026	950,000	1,008,838

The notes are an integral part of this report. Transamerica Funds	Page 33	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Newark Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2024	$ 365,000	$ 415,450
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	105,670
North East Independent School District, General Obligation Unlimited
Series A,
5.00%, 08/01/2032	200,000	200,000
Series B,
1.42% (D), 08/01/2040	7,500,000	7,472,475
North Texas Municipal Water District, Revenue Bonds
4.00%, 06/01/2019	105,000	107,646
5.00%, 06/01/2018	100,000	103,385
North Texas Tollway Authority, Revenue Bonds
AGC-ICC,
6.00%, 01/01/2024	175,000	178,731
Series A,
5.00%, 01/01/2018	900,000	915,381
Series A, BHAC-CR,
5.75%, 01/01/2048	105,000	107,130
Series A, BHAC-CR, MBIA, IBC,
5.75%, 01/01/2040	275,000	280,580
Series F,
5.75%, 01/01/2038	205,000	209,159
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	115,000	128,317
Northside Independent School District, General Obligation Unlimited,
1.20% (D), 08/01/2040 (E)	290,000	290,000
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	470,000	474,817
3.13%, 10/01/2030	385,000	387,048
3.25%, 10/01/2031	1,380,000	1,389,122
Point Isabel Independent School District, General Obligation Unlimited,
4.00%, 02/01/2018	125,000	126,974
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	405,243
Richardson Independent School District, General Obligation Unlimited,
4.00%, 02/15/2018	350,000	356,083
San Angelo Independent School District, General Obligation Unlimited,
Series A, AGC,
5.00%, 02/15/2018	100,000	102,225
Southwest Higher Education Authority, Inc., Revenue Bonds,
4.00%, 10/01/2017	250,000	251,350
State of Texas, General Obligation Unlimited
Series B-1,
4.00%, 08/01/2017	100,000	100,000
Series F,
5.00%, 08/01/2017	200,000	200,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series B, AGC,
4.50%, 09/01/2019	$ 65,000	$ 69,090
Texas Municipal Power Agency, Revenue Bonds,
4.00%, 09/01/2017	230,000	230,614
Texas Public Finance Authority, Revenue Bonds
BAM,
4.00%, 05/01/2029 - 05/01/2030	1,085,000	1,149,316
5.00%, 05/01/2022	1,995,000	2,262,310
Texas State University System, Revenue Bonds,
5.00%, 03/15/2018	110,000	112,819
Texas Transportation Commission State Highway Fund, Revenue Bonds,
Series A,
4.00%, 10/01/2017	160,000	160,878
Travis County Municipal Utility District No. 4, General Obligation Unlimited
AGM,
4.00%, 09/01/2033 - 09/01/2035	950,000	994,895
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	273,000	283,786
United Independent School District, General Obligation Unlimited,
Series A,
4.00%, 08/15/2017	105,000	105,135
University of Houston, Revenue Bonds
Series A,
5.00%, 02/15/2018 - 02/15/2024	240,000	249,586
University of North Texas, Revenue Bonds,
5.00%, 04/15/2026	275,000	282,953
University of Texas System, Revenue Bonds
Series B,
2.50% (D), 08/15/2036	11,000,000	10,851,390
5.25%, 08/15/2017	150,000	150,266
Viridian Municipal Management District, General Obligation Unlimited
BAM,
Zero Coupon, 12/01/2020	60,000	57,231
6.00%, 12/01/2022 - 12/01/2033	4,035,000	5,037,813
Washington County Junior College District, Revenue Bonds
BAM,
5.00%, 10/01/2023 - 10/01/2025	2,025,000	2,436,716
West Ranch Management District, General Obligation Unlimited,
MAC,
4.00%, 09/01/2032	330,000	347,893

		104,352,835

U. S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (A)	100,000	104,906

The notes are an integral part of this report. Transamerica Funds	Page 34	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.8%
Central Utah Water Conservancy District, Revenue Bonds,
Series A,
4.00%, 10/01/2017	$ 100,000	$ 100,506
City of Herriman City Water Revenue, Revenue Bonds,
BAM,
3.00%, 01/01/2018	110,000	110,820
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,505,000	2,437,590
County of Salt Lake, Revenue Bonds,
Series A,
5.00%, 08/15/2017	130,000	130,218
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	1,020,000	1,154,048
Morgan County School District, General Obligation Unlimited,
5.00%, 08/01/2019	200,000	200,000
State of Utah, General Obligation Unlimited,
Series C,
5.00%, 07/01/2018	120,000	124,571
Utah Charter School Finance Authority, Revenue Bonds
3.00%, 10/15/2017	190,000	190,764
4.00%, 04/15/2020 - 10/15/2031	3,305,000	3,583,173
4.25%, 04/15/2034	170,000	179,114
4.30%, 04/15/2025 (A)	650,000	654,492
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,210,000	1,436,817
Utah Transit Authority, Revenue Bonds,
Series B,
1.60%, 06/15/2018	200,000	200,540
Washington County-St. George Interlocal Agency, Revenue Bonds,
4.00%, 12/01/2018	100,000	103,915

		10,606,568

Vermont - 0.3%
City of Burlington, General Obligation Unlimited
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,155,000	1,292,838
University of Vermont & State Agricultural College, Revenue Bonds,
5.00%, 10/01/2017	150,000	151,052
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2029 - 10/01/2030	835,000	943,627
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,525,000	1,818,994

		4,206,511

Virginia - 0.7%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	990,000	1,056,195
Capital Region Airport Commission, Revenue Bonds
Series A, 5.00%, 07/01/2028 - 07/01/2033	660,000	775,136

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
City of Hampton, General Obligation Unlimited,
NATL,
5.00%, 01/15/2018	$ 240,000	$ 244,526
County of Prince William, Certificate of Participation,
4.00%, 10/01/2017	160,000	160,864
Hampton Roads Sanitation District, Revenue Bonds,
5.00%, 04/01/2019	100,000	102,762
Virginia College Building Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2017	265,000	265,946
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	6,150,000	6,150,000
Series C-7,
1.20%, 10/01/2017	150,000	150,084
Virginia Public School Authority, Revenue Bonds,
Series C,
5.00%, 08/01/2017	125,000	125,000
Virginia Resources Authority, Revenue Bonds
4.75%, 10/01/2022	200,000	201,308
5.00%, 10/01/2020	100,000	100,695

		9,332,516

Washington - 0.4%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	53,813
City of North Bend Water Sewer & Assessment District No. 6, Revenue Bonds,
5.00%, 08/01/2027	100,000	100,000
City of Seattle Water System Revenue, Revenue Bonds
5.00%, 09/01/2017	185,000	185,666
Series B,
4.00%, 08/01/2017	100,000	100,000
Clark County Public Utility District No. 1, Revenue Bonds
5.00%, 01/01/2018	250,000	254,208
Clark County School District No. 117, General Obligation Unlimited,
AGM,
5.00%, 12/01/2018	150,000	152,073
County of Pierce Sewer Revenue, Revenue Bonds,
5.00%, 08/01/2019	100,000	107,928
Energy Northwest, Revenue Bonds
Series A,
5.00%, 07/01/2018	345,000	358,141
5.25%, 07/01/2018	35,000	36,413
King County Public Hospital District No. 1, General Obligation Limited,
Series B,
5.25%, 12/01/2028	125,000	129,508
King County School District No. 412, General Obligation Unlimited,
3.00%, 12/01/2017	200,000	201,498

The notes are an integral part of this report. Transamerica Funds	Page 35	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Port of Seattle, Revenue Bonds
Series A,
5.00%, 08/01/2018	$ 25,000	$ 26,019
Series B,
5.00%, 06/01/2018	170,000	175,799
Public Utility District No. 1 of Cowlitz County, Revenue Bonds,
5.00%, 09/01/2019	155,000	166,847
State of Washington, General Obligation Unlimited
Series A,
5.00%, 01/01/2018 - 07/01/2018	200,000	205,565
Series B-1,
5.00%, 08/01/2017	185,000	185,000
Series C,
5.00%, 01/01/2033	100,000	101,773
Series E,
5.00%, 02/01/2018	150,000	153,154
Tobacco Settlement Authority, Revenue Bonds,
5.00%, 06/01/2018	250,000	257,977
University of Washington, Revenue Bonds,
Series C,
5.00%, 12/01/2018	500,000	527,525
Washington Health Care Facilities Authority, Revenue Bonds
5.25%, 10/01/2017	150,000	151,101
Series A,
4.00%, 08/15/2017	200,000	200,252
5.00%, 11/15/2017 - 08/15/2020	380,000	389,766
Series B,
4.00%, 08/15/2018	550,000	566,896
5.00%, 10/01/2018	250,000	261,387
Washington Higher Education Facilities Authority, Revenue Bonds,
AMBAC,
5.25%, 11/01/2023	215,000	217,348
Washington State Housing Finance Commission, Revenue Bonds,
3.20%, 07/01/2021 (A)	500,000	483,870
Yakima County School District No. 7, General Obligation Unlimited,
5.00%, 12/01/2021	235,000	256,669

		6,006,196

West Virginia - 0.2%
County of Mason, Revenue Bonds,
Series L,
1.63% (D), 10/01/2022	125,000	125,845
School Building Authority of West Virginia, Revenue Bonds,
Series B,
5.00%, 07/01/2018	100,000	103,715
West Virginia Economic Development Authority, Revenue Bonds,
5.00%, 06/01/2018	200,000	206,622
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,700,000	1,782,637
West Virginia University, Revenue Bonds,
Series A,
5.00%, 10/01/2024	25,000	29,236

		2,248,055

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 1.1%
Central Brown County Water Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2019	$ 50,000	$ 54,212
City of Muskego, General Obligation Unlimited,
Series A,
2.25%, 09/01/2018	300,000	300,318
County of Dane, General Obligation Unlimited,
Series A,
3.00%, 06/01/2018	250,000	254,470
Janesville School District, General Obligation Unlimited,
1.50%, 03/01/2018	230,000	230,766
Milwaukee County Metropolitan Sewer District, General Obligation Unlimited,
Series A,
5.00%, 10/01/2017	100,000	100,712
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	700,000	739,361
Public Finance Authority, Revenue Bonds
3.00%, 08/01/2017	65,000	65,000
Series A,
4.50%, 09/01/2026	170,000	167,875
5.00%, 06/01/2027	300,000	354,276
State of Wisconsin, General Obligation Unlimited,
Series C,
5.00%, 05/01/2022	220,000	226,741
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	26,745
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032	1,285,000	1,260,135
5.00%, 08/15/2022 - 12/01/2031	2,445,000	2,856,123
Series B,
4.00%, 08/15/2017	400,000	400,508
5.00%, 08/15/2018	125,000	130,101
Series B-4,
5.00% (D), 11/15/2043	105,000	119,135
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	6,830,000	6,926,849

		14,213,327

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	4,210,000	4,122,053

Total Municipal Government Obligations (Cost $1,287,082,917)		1,289,526,062

The notes are an integral part of this report. Transamerica Funds	Page 36	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.2%

State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $56,120,208 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 0.75%, due 01/12/2018, and with a value of $57,244,005.

	$ 56,120,021	$ 56,120,021

Total Repurchase Agreement (Cost $56,120,021)		56,120,021

Total Investments (Cost $1,343,202,938) (I)		1,345,646,083
Net Other Assets (Liabilities) - 0.2%		2,927,659

Net Assets - 100.0%		$ 1,348,573,742

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,289,526,062	$—	$1,289,526,062
Repurchase Agreement	—	56,120,021	—	56,120,021

Total Investments	$—	$1,345,646,083	$—	$1,345,646,083

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $28,618,953, representing 2.1% of the Fund’s net assets.
(B)	Illiquid security. At July 31, 2017, the value of such securities amounted to $6,329,445 or 0.5% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.

The notes are an integral part of this report. Transamerica Funds	Page 37	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted securities. At July 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Centerra Metropolitan District No. 1, Tax Allocation, 2.70%, 12/01/2019	04/20/2017	$705,010	$711,042	0.1%
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series A, 4.25%, 11/01/2024	05/11/2017	2,995,010	3,026,507	0.2
Municipal Government Obligations	Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026	10/07/2016	640,010	639,226	0.1
Municipal Government Obligations	Southglenn Metropolitan District, General Obligation Limited, 3.00%, 12/01/2021	09/14/2016	996,640	993,540	0.1
Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	129,665	136,911	0.0	(C)
Municipal Government Obligations	County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	07/29/2016	4,500,010	4,350,330	0.3
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 4.00%, 07/01/2026	08/04/2016	413,327	400,377	0.0	(C)
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,875	525,928	0.1
Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	353,670	0.0	(C)
Municipal Government Obligations	County of Carroll, Revenue Bonds, 1.05%, 09/01/2042	07/14/2017	2,718,990	2,725,030	0.2
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	217,400	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2021	07/20/2016	212,011	206,345	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2022	07/20/2016	435,138	422,024	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2023	07/20/2016	450,648	435,570	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2024	07/20/2016	458,614	441,698	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2025	07/20/2016	420,875	403,469	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2026	07/20/2016	253,770	243,085	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2027	07/20/2016	493,680	471,380	0.0	(C)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 4.00%, 02/01/2030	07/20/2016	800,148	765,555	0.1
Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	736,436	0.1

The notes are an integral part of this report. Transamerica Funds	Page 38	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 6.25%, 08/01/2030	03/08/2017	$511,380	$500,000	0.0	%(C)
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	203,622	0.0	(C)
Municipal Government Obligations	Mississippi Business Finance Corp., Revenue Bonds, 1.13%, 03/01/2029	05/23/2017	324,939	325,055	0.0	(C)
Municipal Government Obligations	St. Louis County Industrial Development Authority, Special Assessment, 2.38%, 03/01/2020	03/05/2015	299,232	299,169	0.0	(C)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	535,004	558,299	0.1
Municipal Government Obligations	New York State Dormitory Authority, Revenue Bonds, 6.13%, 12/01/2029	03/15/2017	108,258	106,901	0.0	(C)
Municipal Government Obligations	Niagara Frontier Transportation Authority, Revenue Bonds, AGM, 2.46%, 04/01/2024	07/27/2017	23,760	23,750	0.0	(C)
Municipal Government Obligations	Niagara Frontier Transportation Authority, Revenue Bonds, AGM, 2.47%, 04/01/2024	07/27/2017	71,260	71,250	0.0	(C)
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	736,745	0.1
Municipal Government Obligations	Harris County Health Facilities Development Corp., Revenue Bonds, Series A-4, AGM, 0.69%, 07/01/2031	03/29/2017- 06/29/2017	3,550,078	3,550,000	0.3
Municipal Government Obligations	Northside Independent School District, General Obligation Unlimited, 1.20%, 08/01/2040	03/22/2016- 01/24/2017	289,989	290,000	0.0	(C)

Total			$25,084,837	$24,870,314	1.8%

(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2017; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $1,343,202,938. Aggregate gross unrealized appreciation and depreciation for all securities is $13,547,080 and $11,103,935, respectively. Net unrealized appreciation for tax purposes is $2,443,145.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 39	July 31, 2017 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipt
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 40	July 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 3.5%
BHP Billiton PLC, ADR	805,969	$ 29,345,331
Challenger, Ltd.	3,643,439	37,454,553
Coca-Cola Amatil, Ltd.	5,161,900	34,027,245
Sonic Healthcare, Ltd.	2,917,400	52,023,077
South32, Ltd.	12,945,870	30,137,985

		182,988,191

Belgium - 2.1%
Groupe Bruxelles Lambert SA	512,320	52,564,022
KBC Group NV	694,200	57,525,597

		110,089,619

Canada - 0.1%
Fairfax Financial Holdings, Ltd.	12,100	5,769,858

Denmark - 2.0%
AP Moller - Maersk A/S, Class B	20,596	44,980,241
TDC A/S, Class B	8,969,300	55,324,187

		100,304,428

France - 10.0%
Airbus SE	380,200	31,775,712
Arkema SA	421,860	48,032,103
Engie SA	5,329,000	85,826,766
Publicis Groupe SA	673,568	50,959,921
Rexel SA	1,186,717	18,803,731
Sanofi	940,601	89,880,416
TOTAL SA	745,300	37,903,026
Veolia Environnement SA	3,350,251	75,572,673
Vivendi SA	3,379,224	78,286,394

		517,040,742

Germany - 12.1%
Allianz SE, Class A	284,302	60,580,228
Bayer AG	304,700	38,649,432
Deutsche Boerse AG (A)	660,900	69,169,658
Infineon Technologies AG (A)	3,207,827	69,815,693
LANXESS AG (A)	332,500	25,671,481
Merck KGaA	582,900	64,069,959
METRO AG	1,733,724	19,499,692
Metro Wholesale & Food Specialist AG (B)	1,701,724	34,377,469
SAP SE	751,747	79,807,882
Siemens AG, Class A	661,887	89,911,456
Talanx AG (B)	664,384	27,421,254
TUI AG	2,951,202	46,570,143

		625,544,347

Hong Kong - 3.3%
Cheung Kong Property Holdings, Ltd.	6,602,500	53,465,474
CK Hutchison Holdings, Ltd.	4,920,100	64,817,725
First Pacific Co., Ltd.	12,055,012	9,028,758
Guangdong Investment, Ltd.	29,868,000	42,063,297

		169,375,254

Ireland - 2.5%
DCC PLC	472,731	41,571,038
Ryanair Holdings PLC, ADR (B)	221,772	25,133,421
Smurfit Kappa Group PLC, Class B	2,098,615	62,406,653

		129,111,112

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	1,055,600	$ 33,958,652

Italy - 3.8%
Azimut Holding SpA (A)	1,659,386	37,205,392
Eni SpA, Class B	3,361,715	53,207,246
Mediobanca SpA	6,410,792	66,897,900
Prysmian SpA	1,285,387	41,160,406

		198,470,944

Japan - 23.9%
Astellas Pharma, Inc.	5,636,300	71,984,311
Bridgestone Corp.	1,138,000	48,071,713
Coca-Cola Bottlers Japan, Inc.	1,335,900	40,351,463
Daiwa Securities Group, Inc.	9,030,500	52,104,867
Denka Co., Ltd.	5,650,300	31,520,110
Electric Power Development Co., Ltd.	1,098,700	27,834,996
FamilyMart UNY Holdings Co., Ltd. (A)	500,700	28,067,722
FANUC Corp.	261,700	53,564,883
FUJIFILM Holdings Corp.	987,100	36,289,322
Hitachi, Ltd.	11,800,000	81,303,279
Japan Airlines Co., Ltd.	1,664,100	53,857,397
JXTG Holdings, Inc.	12,634,200	56,177,467
Komatsu, Ltd.	1,242,700	33,416,338
Kuraray Co., Ltd. (A)	2,636,400	51,415,121
Mitsubishi Heavy Industries, Ltd.	9,310,400	37,099,721
MS&AD Insurance Group Holdings, Inc.	2,091,100	73,443,142
Nippon Telegraph & Telephone Corp.	1,007,500	49,257,789
ORIX Corp.	5,379,100	85,459,600
Resona Holdings, Inc.	9,025,800	46,535,124
SoftBank Group Corp.	630,400	51,223,395
Sony Corp.	2,145,200	88,341,494
Square Enix Holdings Co., Ltd.	863,800	28,324,523
Sumitomo Mitsui Financial Group, Inc.	1,651,900	62,857,458
Toyota Industries Corp.	863,200	46,430,913

		1,234,932,148

Macau - 0.6%
MGM China Holdings, Ltd. (A)	16,475,372	32,441,136

Malta - 0.0% (C)
Brait SE (B)	350,000	1,670,758

Netherlands - 5.2%
Akzo Nobel NV	507,788	45,937,563
Boskalis Westminster	802,594	28,717,108
Heineken Holding NV, Class A (A)	906,978	89,126,253
Koninklijke Philips NV	2,733,027	104,760,907

		268,541,831

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	15,100	32,519,548

Republic of South Africa - 0.6%
Steinhoff International Holdings NV	6,425,137	32,177,486

Singapore - 1.3%
DBS Group Holdings, Ltd.	4,088,100	65,221,357

Spain - 1.3%
Aena SA (D)	110,719	21,659,185
Mediaset Espana Comunicacion SA	1,180,949	14,888,784
Siemens Gamesa Renewable Energy SA	1,807,500	29,635,111

		66,183,080

Sweden - 0.3%
Investor AB, B Shares	351,872	16,691,889

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 6.8%
ABB, Ltd.	2,270,400	$ 53,299,633
Nestle SA	1,321,464	111,653,766
Novartis AG	1,403,215	119,576,934
UBS Group AG (B)	3,907,674	67,973,604

		352,503,937

United Kingdom - 14.9%
Aviva PLC	11,401,501	81,082,555
British Land Co. PLC, REIT	5,201,100	41,894,548
GKN PLC	16,091,430	68,257,794
HSBC Holdings PLC	7,099,700	71,307,864
IG Group Holdings PLC	1,605,630	13,484,055
Imperial Brands PLC	1,862,394	76,665,997
Inchcape PLC	3,654,296	38,716,483
Inmarsat PLC	3,787,970	38,758,322
Kingfisher PLC	8,516,221	33,079,685
Micro Focus International PLC	1,231,600	36,285,661
National Grid PLC	3,553,702	43,924,267
Savills PLC	1,251,591	15,093,337
Sky PLC	1,251,969	15,940,338
TechnipFMC PLC (B)	2,055,863	58,674,330
UBM PLC	2,754,592	26,349,472
Unilever PLC	951,216	54,236,330
Vodafone Group PLC	19,287,920	56,495,649

		770,246,687

United States - 0.7%
Flex, Ltd. (B)	2,153,597	34,436,016

Total Common Stocks (Cost $4,500,521,792)		4,980,219,020

PREFERRED STOCK - 0.5%
Republic of Korea - 0.5%
Hyundai Motor Co. 4.08% (E)	268,391	24,223,664

Total Preferred Stock (Cost $22,990,215)		24,223,664

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (E)	91,073,605	91,073,605

Total Securities Lending Collateral (Cost $91,073,605)		91,073,605

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.12% (E), dated 07/31/2017, to be repurchased at $166,858,438 on 08/01/2017. Collateralized by U.S. Government Agency Obligations, 0.75% - 5.36%, due 11/03/2017 - 11/29/2017, and with a total value of $170,197,445.	$ 166,857,882	166,857,882

Total Repurchase Agreement (Cost $166,857,882)		166,857,882

Value
Total Investments (Cost $4,781,443,494) (F)	$ 5,262,374,171
Net Other Assets (Liabilities) - (1.8)%	(92,743,062)

Net Assets - 100.0%	$ 5,169,631,109

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.9%	$ 418,119,704
Banks	7.0	370,345,300
Industrial Conglomerates	5.7	301,061,126
Insurance	4.7	248,297,037
Capital Markets	4.6	241,608,334
Multi-Utilities	3.9	205,323,706
Chemicals	3.9	202,576,378
Diversified Financial Services	3.8	201,198,822
Media	3.5	186,424,909
Beverages	3.1	163,504,961
Auto Components	3.1	162,760,420
Oil, Gas & Consumable Fuels	2.8	147,287,739
Software	2.7	144,418,066
Diversified Telecommunication Services	2.7	143,340,298
Electrical Equipment	2.4	124,095,150
Machinery	2.4	124,080,942
Household Durables	2.3	120,518,980
Electronic Equipment, Instruments & Components	2.2	115,739,295
Food Products	2.1	111,653,766
Wireless Telecommunication Services	2.1	107,719,044
Food & Staples Retailing	1.6	81,944,883
Hotels, Restaurants & Leisure	1.5	79,011,279
Airlines	1.5	78,990,818
Tobacco	1.5	76,665,997
Semiconductors & Semiconductor Equipment	1.3	69,815,693
Technology Hardware, Storage & Peripherals	1.3	68,808,870
Real Estate Management & Development	1.3	68,558,811
Containers & Packaging	1.2	62,406,653
Metals & Mining	1.1	59,483,316
Energy Equipment & Services	1.1	58,674,330
Personal Products	1.0	54,236,330
Health Care Providers & Services	1.0	52,023,077
Marine	0.9	44,980,241
Water Utilities	0.8	42,063,297
Equity Real Estate Investment Trusts	0.8	41,894,548
Distributors	0.7	38,716,483
Specialty Retail	0.6	33,079,685
Aerospace & Defense	0.6	31,775,712
Construction & Engineering	0.6	28,717,108
Independent Power & Renewable Electricity Producers	0.5	27,834,996
Automobiles	0.5	24,223,664
Transportation Infrastructure	0.4	21,659,185
Trading Companies & Distributors	0.4	18,803,731

Investments, at Value	95.1	5,004,442,684
Short-Term Investments	4.9	257,931,487

Total Investments	100.0%	$ 5,262,374,171

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$187,317,608	$4,792,901,412	$—	$4,980,219,020
Preferred Stock	—	24,223,664	—	24,223,664
Securities Lending Collateral	91,073,605	—	—	91,073,605
Repurchase Agreement	—	166,857,882	—	166,857,882

Total Investments	$278,391,213	$4,983,982,958	$—	$5,262,374,171

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $86,699,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the value of the 144A security is $21,659,185, representing 0.4% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2017.
(F)	Aggregate cost for federal income tax purposes is $4,779,577,593. Aggregate gross unrealized appreciation and depreciation for all securities is $647,026,643 and $164,230,065, respectively. Net unrealized appreciation for tax purposes is $482,796,578.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 0.5%
Orica, Ltd.	429,350	$ 6,831,817

Belgium - 1.2%
KBC Group NV	190,996	15,827,080

Brazil - 0.9%
Ambev SA, ADR	2,045,156	12,434,549

Canada - 4.3%
Canadian National Railway Co.	367,888	29,070,510
Loblaw Cos., Ltd.	125,944	6,859,112
Suncor Energy, Inc.	677,851	22,112,051

		58,041,673

China - 1.8%
Alibaba Group Holding, Ltd., ADR (A)	101,361	15,705,887
Baidu, Inc., ADR (A)	37,704	8,534,300

		24,240,187

Denmark - 2.2%
Carlsberg A/S, Class B	81,951	9,111,827
Novo Nordisk A/S, Class B	492,172	21,003,830

		30,115,657

France - 14.6%
Air Liquide SA, Class A	244,892	30,062,967
Danone SA	247,301	18,469,914
Dassault Systemes SE	107,325	10,531,289
Engie SA	1,013,769	16,327,363
Hermes International	4,096	2,075,306
L’Oreal SA	65,157	13,505,968
Legrand SA	191,637	13,248,621
LVMH Moet Hennessy Louis Vuitton SE	101,784	25,628,636
Pernod Ricard SA (B)	240,523	33,384,736
Schneider Electric SE (A)	404,492	31,770,887

		195,005,687

Germany - 11.2%
Bayer AG (B)	366,911	46,540,537
Beiersdorf AG	259,759	28,505,511
Linde AG	57,927	11,095,274
Merck KGaA	129,343	14,216,848
MTU Aero Engines AG	56,437	8,281,117
ProSiebenSat.1 Media SE (B)	197,112	7,898,602
SAP SE	315,850	33,531,653

		150,069,542

Hong Kong - 2.8%
AIA Group, Ltd.	4,588,400	36,157,118
Global Brands Group Holding, Ltd. (A)	10,684,000	1,012,209

		37,169,327

Israel - 1.2%
Check Point Software Technologies, Ltd., Class A (A)	157,875	16,700,018

Italy - 1.1%
Eni SpA, Class B	786,590	12,449,683
Luxottica Group SpA	34,009	1,967,500

		14,417,183

	Shares	Value
COMMON STOCKS (continued)
Japan - 13.7%
Daikin Industries, Ltd.	151,300	$ 16,057,055
Denso Corp.	411,500	19,805,152
FANUC Corp.	75,800	15,514,781
Hoya Corp.	720,900	40,712,263
Japan Tobacco, Inc.	453,000	15,754,021
Kao Corp.	180,400	10,986,490
Kubota Corp.	760,000	13,232,527
Kyocera Corp.	334,600	20,371,311
Shin-Etsu Chemical Co., Ltd.	69,500	6,373,486
Terumo Corp.	639,000	24,199,057

		183,006,143

Netherlands - 6.4%
Akzo Nobel NV	233,984	21,167,603
Heineken NV (B)	47,227	4,929,350
ING Groep NV	1,812,560	33,934,392
QIAGEN NV (A) (B)	134,770	4,487,084
Randstad Holding NV	346,377	20,903,902

		85,422,331

Singapore - 2.5%
DBS Group Holdings, Ltd.	1,693,500	27,018,020
Singapore Telecommunications, Ltd.	2,048,450	6,001,068

		33,019,088

Spain - 1.9%
Amadeus IT Group SA, Class A	404,072	24,902,411

Sweden - 1.0%
Hennes & Mauritz AB, B Shares (B)	511,838	13,344,633

Switzerland - 13.2%
Julius Baer Group, Ltd. (A)	163,349	9,240,592
Keuhne & Nagel International AG	38,732	6,745,404
Nestle SA	614,891	51,953,663
Novartis AG	299,585	25,529,556
Roche Holding AG	151,418	38,349,727
UBS Group AG (A)	1,894,505	32,954,728
Zurich Insurance Group AG	41,793	12,741,689

		177,515,359

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	666,028	23,950,367

United Kingdom - 15.3%
Barclays PLC	3,694,536	9,895,382
Compass Group PLC	1,524,257	32,519,574
Delphi Automotive PLC, Class A	82,937	7,499,164
Diageo PLC	778,587	25,152,658
Experian PLC	482,243	9,588,614
Prudential PLC	443,618	10,816,525
Reckitt Benckiser Group PLC, Class A	309,095	30,052,262
RELX NV	730,631	15,378,300
Rio Tinto PLC	301,393	13,997,564
Rolls-Royce Holdings PLC (A)	896,005	10,497,842
Smiths Group PLC	422,337	8,553,506
WPP PLC, Class A	1,526,574	31,138,951

		205,090,342

United States - 1.4%
Yum China Holdings, Inc. (A)	528,419	18,912,116

Total Common Stocks (Cost $1,185,629,918)		1,326,015,510

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	64,956,629	$ 64,956,629

Total Securities Lending Collateral (Cost $64,956,629)		64,956,629

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $12,918,750 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $13,179,966.	$ 12,918,707	12,918,707

Total Repurchase Agreement (Cost $12,918,707)		12,918,707

Total Investments (Cost $1,263,505,254) (D)		1,403,890,846
Net Other Assets (Liabilities) - (4.8)%		(63,873,970)

Net Assets - 100.0%		$ 1,340,016,876

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.4%	$ 145,640,498
Banks	6.2	86,674,874
Beverages	6.1	85,013,120
Chemicals	5.4	75,531,147
Food Products	5.0	70,423,577
Health Care Equipment & Supplies	4.6	64,911,320
Software	4.3	60,762,960
Insurance	4.3	59,715,332
Personal Products	3.8	52,997,969
Hotels, Restaurants & Leisure	3.7	51,431,690
Professional Services	3.3	45,870,816
Electrical Equipment	3.2	45,019,508
Capital Markets	3.0	42,195,320
Media	2.8	39,037,553
Oil, Gas & Consumable Fuels	2.5	34,561,734
Textiles, Apparel & Luxury Goods	2.2	30,683,651
Household Products	2.1	30,052,262
Road & Rail	2.1	29,070,510
Machinery	2.0	28,747,308
Auto Components	1.9	27,304,316
IT Services	1.8	24,902,411
Internet Software & Services	1.7	24,240,187
Semiconductors & Semiconductor Equipment	1.7	23,950,367
Electronic Equipment, Instruments & Components	1.5	20,371,311
Aerospace & Defense	1.3	18,778,959
Multi-Utilities	1.2	16,327,363
Building Products	1.1	16,057,055
Tobacco	1.1	15,754,021
Metals & Mining	1.0	13,997,564
Specialty Retail	0.9	13,344,633
Industrial Conglomerates	0.6	8,553,506
Food & Staples Retailing	0.5	6,859,112
Marine	0.5	6,745,404
Diversified Telecommunication Services	0.4	6,001,068
Life Sciences Tools & Services	0.3	4,487,084

Investments, at Value	94.5	1,326,015,510
Short-Term Investments	5.5	77,875,336

Total Investments	100.0%	$ 1,403,890,846

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$161,778,074	$1,164,237,436	$—	$1,326,015,510
Securities Lending Collateral	64,956,629	—	—	64,956,629
Repurchase Agreement	—	12,918,707	—	12,918,707

Total Investments	$226,734,703	$1,177,156,143	$—	$1,403,890,846

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $61,836,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $1,263,505,254. Aggregate gross unrealized appreciation and depreciation for all securities is $167,041,754 and $26,656,162, respectively. Net unrealized appreciation for tax purposes is $140,385,592.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 2.5%
Ansell, Ltd.	24,579	$ 432,001
Bingo Industries, Ltd. (A)	450,023	727,237
Computershare, Ltd.	49,348	555,461
Fairfax Media, Ltd.	518,297	410,491
Iluka Resources, Ltd.	130,635	942,662
Link Administration Holdings, Ltd. (B)	47,610	293,658
Mirvac Group, REIT	186,171	323,193

		3,684,703

Austria - 0.8%
Lenzing AG	6,750	1,206,589

Belgium - 0.9%
Umicore SA	17,500	1,406,236

China - 2.5%
China Biologic Products Holdings, Inc. (A)	5,281	525,459
CSPC Pharmaceutical Group, Ltd.	296,000	461,576
Haitian International Holdings, Ltd., Series B	155,000	444,513
New Oriental Education & Technology Group, Inc., ADR (A)	9,686	771,587
Shenzhou International Group Holdings, Ltd.	123,000	822,803
SINA Corp. (A)	6,844	648,880

		3,674,818

Denmark - 1.1%
Ambu A/S, B Shares	5,800	378,065
FLSmidth & Co. A/S	7,500	459,031
Matas A/S	32,500	501,811
Nets A/S (A) (C)	15,000	361,495
OW Bunker A/S (A) (B) (D) (E) (F)	450,000	0	(G)

		1,700,402

Finland - 1.8%
Amer Sports OYJ (A) (B)	42,500	1,142,071
Huhtamaki OYJ (B)	37,500	1,453,411

		2,595,482

France - 7.2%
Albioma SA	45,801	1,076,252
Elis SA (B)	35,000	846,684
Kaufman & Broad SA	33,750	1,463,887
Marie Brizard Wine & Spirits SA (A) (B)	85,000	1,479,158
Nexity SA (A)	20,000	1,073,352
SPIE SA	60,000	1,685,495
Teleperformance	8,000	1,114,193
Ubisoft Entertainment SA (A)	30,000	1,897,514

		10,636,535

Germany - 3.0%
Aumann AG (A) (C)	3,073	204,264
Duerr AG (B)	7,500	914,486
KION Group AG (B)	8,500	737,869
RIB Software SE (B)	50,000	893,769
windeln.de SE (A) (B) (C)	88,087	340,674
XING AG (B)	4,500	1,321,121

		4,412,183

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 1.6%
Convenience Retail Asia, Ltd.	558,000	$ 277,900
Dah Sing Banking Group, Ltd.	262,044	561,609
Johnson Electric Holdings, Ltd.	124,000	441,337
Techtronic Industries Co., Ltd.	229,000	1,018,814

		2,299,660

Indonesia - 0.5%
Matahari Department Store Tbk PT	833,500	792,901

Ireland - 6.0%
COSMO Pharmaceuticals NV	3,250	519,624
Dalata Hotel Group PLC (A)	250,000	1,405,763
DCC PLC	4,000	351,752
Glanbia PLC	32,500	673,286
Grafton Group PLC	55,000	557,678
Irish Continental Group PLC	135,000	858,196
Irish Residential Properties REIT PLC	650,000	1,031,090
Kingspan Group PLC	30,000	998,654
Origin Enterprises PLC	175,000	1,363,146
Smurfit Kappa Group PLC, Class B	37,500	1,115,140

		8,874,329

Italy - 5.8%
Anima Holding SpA (C)	250,000	2,033,177
Banca Sistema SpA (B) (C)	500,000	1,311,651
Cerved Information Solutions SpA	75,000	861,215
Credito Emiliano SpA	90,000	776,691
doBank SpA (A) (C)	33,040	429,067
Maire Tecnimont SpA	187,500	1,051,659
Yoox Net-A-Porter Group SpA (A) (B)	62,500	2,067,951

		8,531,411

Japan - 21.8%
Ai Holdings Corp. (B)	55,800	1,538,682
AICA Kogyo Co., Ltd.	38,900	1,250,855
Arcs Co., Ltd.	29,700	643,327
Daibiru Corp.	119,000	1,342,791
Digital Garage, Inc. (B)	51,900	988,145
Eagle Industry Co., Ltd.	24,400	425,387
Fukushima Industries Corp.	26,600	1,105,066
Glory, Ltd.	36,000	1,200,054
Hitachi Transport System, Ltd.	52,600	1,212,360
JSP Corp.	40,700	1,288,430
Kakaku.com, Inc.	51,000	720,278
Kissei Pharmaceutical Co., Ltd.	17,000	440,247
Koito Manufacturing Co., Ltd.	22,700	1,330,147
Kumiai Chemical Industry Co., Ltd. (B)	23,300	136,108
Kureha Corp.	25,800	1,301,175
Lintec Corp.	22,100	537,039
Musashi Seimitsu Industry Co., Ltd.	30,200	842,351
Nabtesco Corp.	17,200	559,318
NEC Networks & System Integration Corp.	27,800	607,719
Nifco, Inc. (B)	12,700	732,659
Nihon Parkerizing Co., Ltd.	83,300	1,196,099
Nippon Densetsu Kogyo Co., Ltd.	77,800	1,547,602
Nippon Shinyaku Co., Ltd.	23,000	1,454,125
Nitta Corp.	39,800	1,279,795
Obara Group, Inc.	19,900	1,101,093
OBIC Business Consultants Co., Ltd.	13,100	665,427
Pola Orbis Holdings, Inc. (B)	29,800	828,491
Shinmaywa Industries, Ltd.	48,000	419,720
Tokai Tokyo Financial Holdings, Inc.	247,800	1,447,532
TPR Co., Ltd.	23,600	747,100
Trusco Nakayama Corp.	62,800	1,611,513
Tsuruha Holdings, Inc., Class B	12,200	1,281,473

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Unipres Corp.	14,300	$ 333,487
Yushin Precision Equipment Co., Ltd. (B)	5,300	133,311

		32,248,906

Luxembourg - 2.0%
Grand City Properties SA (B)	58,782	1,218,454
L’Occitane International SA	193,500	447,903
Senvion SA (A) (B)	90,000	1,365,336

		3,031,693

Malaysia - 0.3%
Bursa Malaysia Bhd.	196,000	474,264

Netherlands - 8.0%
AMG Advanced Metallurgical Group NV	55,000	1,899,881
Basic-Fit NV (A) (C)	87,500	1,640,748
Beter Bed Holding NV	30,000	557,570
Kendrion NV	18,750	799,065
OCI NV (A) (B)	55,000	1,179,450
Philips Lighting NV (C)	31,250	1,187,500
SIF Holding NV (B)	72,500	1,655,145
TKH Group NV, CVA	17,500	1,070,836
Van Lanschot NV, Class A, CVA	60,000	1,780,318

		11,770,513

New Zealand - 0.4%
Fletcher Building, Ltd.	107,018	642,160

Philippines - 0.3%
CEMEX Holdings Philippines, Inc. (A) (C)	1,268,300	152,819
Pilipinas Shell Petroleum Corp.	224,190	294,122

		446,941

Republic of Korea - 2.5%
Mando Corp.	5,096	1,168,066
Medy-Tox, Inc.	1,649	871,175
NCSoft Corp.	3,367	1,086,178
S-1 Corp.	7,015	577,975

		3,703,394

Singapore - 0.8%
First Resources, Ltd.	276,800	381,962
UOL Group, Ltd.	129,800	755,726

		1,137,688

Spain - 2.6%
Applus Services SA	50,000	645,171
Naturhouse Health SAU (B)	262,500	1,293,021
Prosegur Cash SA (A) (B) (C)	375,000	1,021,028
Unicaja Banco SA (A) (C)	585,000	851,111

		3,810,331

Sweden - 3.1%
Bravida Holding AB (C)	185,000	1,387,420
Bufab AB (B)	75,000	840,682
Coor Service Management Holding AB (C)	102,258	734,594
Nordax Group AB (C)	300,000	1,646,065

		4,608,761

Switzerland - 4.7%
Ascom Holding AG	55,000	1,089,250
Comet Holding AG (A)	6,500	927,659
Helvetia Holding AG	2,375	1,327,564
Interroll Holding AG	800	1,049,072
Logitech International SA	30,000	1,090,542

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
OC Oerlikon Corp. AG (A) (B)	55,000	$ 804,850
u-blox Holding AG (A)	3,000	595,998

		6,884,935

Taiwan - 3.7%
Aerospace Industrial Development Corp.	639,829	741,634
Chroma ATE, Inc.	331,000	1,046,861
CTCI Corp.	247,000	402,866
Gourmet Master Co., Ltd.	67,210	786,830
King Slide Works Co., Ltd.	46,000	646,686
Merida Industry Co., Ltd.	117,220	560,954
Novatek Microelectronics Corp.	108,000	411,320
ScinoPharm Taiwan, Ltd.	368,058	499,147
Toung Loong Textile Manufacturing	133,000	388,048

		5,484,346

Thailand - 0.2%
LPN Development PCL	940,600	327,888

United Kingdom - 13.8%
Auto Trader Group PLC (C)	134,000	676,612
Cineworld Group PLC	65,000	591,322
Coats Group PLC	647,231	677,188
Cranswick PLC	9,277	355,207
Crest Nicholson Holdings PLC	75,000	532,378
Dechra Pharmaceuticals PLC	27,000	632,323
Diploma PLC	32,327	460,644
Dunelm Group PLC (B)	60,000	476,567
Eddie Stobart Logistics PLC (A)	210,203	446,521
Elementis PLC	175,000	684,373
Grainger PLC	158,000	547,638
Halma PLC	38,000	551,008
HomeServe PLC	66,000	631,333
Howden Joinery Group PLC	82,000	459,703
IG Group Holdings PLC	50,000	419,899
Intermediate Capital Group PLC	56,000	670,519
J D Wetherspoon PLC	50,000	674,873
Just Group PLC	247,000	479,387
Keller Group PLC	38,000	441,208
Kennedy Wilson Europe Real Estate PLC	36,000	542,907
LondonMetric Property PLC, REIT	240,000	532,932
Lookers PLC	180,000	261,241
Micro Focus International PLC	19,000	559,782
Northgate PLC	95,000	541,106
Pets at Home Group PLC (B)	195,000	418,085
Photo-Me International PLC	330,000	711,883
Redrow PLC	68,167	532,442
Restaurant Group PLC	76,871	339,161
Ricardo PLC	40,903	416,899
Safestore Holdings PLC, REIT	125,000	696,643
SDL PLC	100,000	847,715
Soco International PLC	150,000	239,966
SSP Group PLC	120,000	806,681
SuperGroup PLC (B)	32,000	632,468
Ted Baker PLC (B)	23,600	784,363
Telecom Plus PLC	26,100	394,985
Zeal Network SE	25,000	689,564

		20,357,526

Total Common Stocks (Cost $121,370,577)		144,744,595

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (H)	21,425,533	$ 21,425,533

Total Securities Lending Collateral (Cost $21,425,533)		21,425,533

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $2,074,313 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $2,119,495.	$ 2,074,306	2,074,306

Total Repurchase Agreement (Cost $2,074,306)		2,074,306

Total Investments (Cost $144,870,416) (I)		168,244,434
Net Other Assets (Liabilities) - (13.8)%		(20,378,270)

Net Assets - 100.0%		$ 147,866,164

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	6.3%	$ 10,600,097
Chemicals	5.3	8,935,499
Commercial Services & Supplies	4.5	7,611,766
Banks	4.1	6,927,445
Electrical Equipment	3.9	6,519,219
Hotels, Restaurants & Leisure	3.8	6,343,620
Software	3.5	5,950,385
Real Estate Management & Development	3.5	5,808,756
Auto Components	3.3	5,579,197
Capital Markets	3.0	5,045,391
Specialty Retail	2.7	4,588,666
Electronic Equipment, Instruments & Components	2.4	4,064,210
Pharmaceuticals	2.4	4,007,042
Trading Companies & Distributors	2.3	3,930,220
Construction & Engineering	2.3	3,902,366
Household Durables	2.1	3,547,521
Internet Software & Services	2.0	3,366,891
Metals & Mining	1.7	2,842,543
IT Services	1.7	2,806,478
Food Products	1.7	2,773,601
Textiles, Apparel & Luxury Goods	1.6	2,672,402
Equity Real Estate Investment Trusts	1.5	2,583,858
Containers & Packaging	1.5	2,568,551
Leisure Products	1.4	2,414,908
Internet & Direct Marketing Retail	1.4	2,408,625
Building Products	1.3	2,249,509
Food & Staples Retailing	1.3	2,202,700
Road & Rail	1.3	2,199,987
Professional Services	1.3	2,176,263
Insurance	1.1	1,806,951
Beverages	0.9	1,479,158
Biotechnology	0.8	1,396,634
Diversified Financial Services	0.8	1,290,282
Technology Hardware, Storage & Peripherals	0.7	1,090,542
Communications Equipment	0.7	1,089,250
Independent Power & Renewable Electricity Producers	0.6	1,076,252
Semiconductors & Semiconductor Equipment	0.6	1,007,318
Media	0.6	1,001,813
Marine	0.5	858,196
Personal Products	0.5	828,491
Health Care Equipment & Supplies	0.5	810,066
Construction Materials	0.5	794,979
Multiline Retail	0.5	792,901
Diversified Consumer Services	0.5	771,587
Aerospace & Defense	0.4	741,634
Oil, Gas & Consumable Fuels	0.3	534,088
Multi-Utilities	0.2	394,985
Industrial Conglomerates	0.2	351,752

Investments, at Value	86.0	144,744,595
Short-Term Investments	14.0	23,499,839

Total Investments	100.0%	$ 168,244,434

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)		Value
ASSETS
Investments
Common Stocks	$1,945,926	$142,798,669	$—	(G)	$144,744,595
Securities Lending Collateral	21,425,533	—	—		21,425,533
Repurchase Agreement	—	2,074,306	—		2,074,306

Total Investments	$23,371,459	$144,872,975	$—	(G)	$168,244,434

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,365,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $13,978,225, representing 9.5% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(F)	Illiquid security. At July 31, 2017, the value of such securities amounted to $0 or less than 0.1% of the Fund’s net assets.
(G)	Security deemed worthless.
(H)	Rates disclosed reflect the yields at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $144,870,416. Aggregate gross unrealized appreciation and depreciation for all securities is $40,031,259 and $16,657,241, respectively. Net unrealized appreciation for tax purposes is $23,374,018.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 5.6%
APN Outdoor Group, Ltd. (A)	2,801,422	$ 10,331,644
Charter Hall Group, REIT	1,428,932	5,932,926
FlexiGroup, Ltd. (A)	4,120,226	6,361,629
IMF Bentham, Ltd. (A)	2,619,349	4,044,275
Pact Group Holdings, Ltd. (A)	2,243,990	10,286,450
Senex Energy, Ltd. (A) (B)	11,948,100	2,724,167
WPP Aunz, Ltd. (A)	8,067,326	7,421,940

		47,103,031

Belgium - 3.0%
Barco NV	85,362	8,549,973
D’ieteren SA	190,708	9,041,696
Fagron (B)	519,648	7,102,017

		24,693,686

Canada - 0.9%
Entertainment One, Ltd.	2,296,100	7,231,358

Denmark - 3.3%
NKT A/S (B)	116,574	10,252,240
Scandinavian Tobacco Group A/S (C)	325,200	5,248,960
Schouw & Co. AB	105,867	11,627,718

		27,128,918

Finland - 3.2%
Kesko OYJ, Class B	145,100	7,339,708
Raisio OYJ, V Shares	2,170,700	9,096,652
Ramirent OYJ	1,033,835	10,304,853

		26,741,213

France - 4.1%
ICADE, REIT	114,800	9,862,284
Rothschild & Co.	393,200	14,615,768
Sopra Steria Group	54,000	9,336,278

		33,814,330

Germany - 6.2%
Bertrandt AG (A)	80,409	7,667,410
DIC Asset AG	604,700	6,524,919
Gerresheimer AG	184,100	15,205,510
RHOEN-KLINIKUM AG (A)	131,156	4,133,088
SAF-Holland SA (A)	636,800	11,262,431
Takkt AG (A)	284,613	6,986,140

		51,779,498

Greece - 0.3%
Motor Oil Hellas Corinth Refineries SA	129,951	2,930,577

Hong Kong - 4.8%
AMVIG Holdings, Ltd.	3,998,000	1,161,912
First Pacific Co., Ltd.	16,168,950	12,109,945
Great Eagle Holdings, Ltd.	1,502,193	8,241,021
Kerry Logistics Network, Ltd.	6,143,300	8,840,412
NewOcean Energy Holdings, Ltd. (B)	9,605,220	2,840,690
Pacific Textiles Holdings, Ltd.	5,765,500	6,525,198

		39,719,178

Ireland - 1.9%
Smurfit Kappa Group PLC, Class B	532,710	15,841,232

	Shares	Value
COMMON STOCKS (continued)
Italy - 4.9%
ASTM SpA	672,500	$ 14,688,151
Danieli & C Officine Meccaniche SpA, Class B	487,090	9,116,320
Prysmian SpA	479,100	15,341,645
Salvatore Ferragamo SpA (A)	62,000	1,798,927

		40,945,043

Japan - 30.1%
Aida Engineering, Ltd.	548,500	5,557,390
Air Water, Inc.	493,100	9,585,136
Chugoku Marine Paints, Ltd.	1,245,100	9,712,785
Coca-Cola Bottlers Japan, Inc.	283,200	8,554,184
D.A. Consortium Holdings, Inc. (A)	471,200	6,146,180
Daiichikosho Co., Ltd.	86,800	4,180,761
Denka Co., Ltd.	4,448,200	24,814,214
Dynam Japan Holdings Co., Ltd.	4,250,700	7,150,894
Eiken Chemical Co., Ltd.	121,500	4,028,142
Electric Power Development Co., Ltd.	269,700	6,832,710
Hakuhodo DY Holdings, Inc.	979,700	13,765,298
Hikari Tsushin, Inc.	158,600	17,335,299
Kaken Pharmaceutical Co., Ltd.	127,000	6,773,641
Kenedix, Inc. (A)	696,900	3,571,577
Kintetsu World Express, Inc.	818,700	14,354,820
Kumiai Chemical Industry Co., Ltd. (A)	1,175,400	6,866,140
Matsumotokiyoshi Holdings Co., Ltd.	84,800	5,230,532
Nakanishi, Inc.	254,600	10,680,983
Nichiha Corp.	222,600	8,278,471
Rohto Pharmaceutical Co., Ltd.	539,800	10,923,795
Sanwa Holdings Corp.	1,413,800	15,312,052
Shinoken Group Co., Ltd.	29,900	711,666
SKY Perfect JSAT Holdings, Inc.	1,498,500	6,728,264
Sogo Medical Co., Ltd.	110,000	5,038,777
Square Enix Holdings Co., Ltd.	282,300	9,256,787
Token Corp.	96,200	12,242,605
Trend Micro, Inc.	81,700	4,090,743
Wakita & Co., Ltd.	443,400	5,007,329
Welcia Holdings Co., Ltd.	209,100	7,956,592

		250,687,767

Netherlands - 1.0%
BinckBank NV (A)	812,144	4,471,548
Boskalis Westminster	118,400	4,236,395

		8,707,943

New Zealand - 1.9%
Air New Zealand, Ltd.	6,309,602	15,874,011

Norway - 0.5%
ABG Sundal Collier Holding ASA	6,547,660	4,538,398

Philippines - 0.4%
Alliance Global Group, Inc.	10,443,400	2,972,002

Republic of Korea - 3.2%
Eugene Technology Co., Ltd.	366,509	5,616,933
Interpark Holdings Corp.	876,319	4,487,117
NongShim Co., Ltd.	25,900	7,394,710
Value Added Technologies Co., Ltd.	335,400	9,291,274

		26,790,034

Spain - 1.9%
Cia de Distribucion Integral Logista Holdings SA	615,864	15,929,962

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 4.3%
Cloetta AB, B Shares	3,407,900	$ 12,198,508
Dios Fastigheter AB	2,202,674	12,876,986
Nobina AB (C)	699,676	3,449,071
Scandic Hotels Group AB (C)	511,300	7,108,601

		35,633,166

Switzerland - 2.4%
Pargesa Holding SA	195,535	15,611,254
Swissquote Group Holding SA (A)	147,976	4,261,990

		19,873,244

United Kingdom - 15.4%
Berendsen PLC	409,151	6,882,884
IG Group Holdings PLC	1,243,035	10,438,988
Inchcape PLC	907,500	9,614,768
Inmarsat PLC	1,025,100	10,488,773
Intermediate Capital Group PLC	1,016,035	12,165,555
International Personal Finance PLC	1,856,880	4,654,940
Lancashire Holdings, Ltd. (A)	777,400	7,456,853
Northgate PLC	1,428,906	8,138,837
Pendragon PLC	14,177,964	5,611,924
Rentokil Initial PLC	2,934,500	11,251,395
Savills PLC	1,172,800	14,143,171
Stock Spirits Group PLC	1,521,452	3,282,106
Thomas Cook Group PLC	4,807,900	6,971,556
UBM PLC	1,776,764	16,995,908

		128,097,658

Total Common Stocks (Cost $738,504,303)		827,032,249

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (D)	26,902,943	26,902,943

Total Securities Lending Collateral (Cost $26,902,943)		26,902,943

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.12% (D), dated 07/31/2017, to be repurchased at $20,258,111 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $20,663,968.	$ 20,258,043	20,258,043

Total Repurchase Agreement (Cost $20,258,043)		20,258,043

Total Investments (Cost $785,665,289) (E)		874,193,235
Net Other Assets (Liabilities) - (4.9)%		(40,945,254)

Net Assets - 100.0%		$ 833,247,981

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	8.3%	$ 72,801,353
Chemicals	5.8	50,978,275
Capital Markets	5.8	50,492,247
Real Estate Management & Development	5.3	46,069,340
Food Products	4.6	40,317,588
Air Freight & Logistics	4.5	39,125,194
Diversified Financial Services	3.6	31,765,474
Containers & Packaging	3.1	27,289,594
Food & Staples Retailing	2.9	25,565,609
Machinery	2.8	24,925,950
Health Care Equipment & Supplies	2.7	24,000,399
Building Products	2.7	23,590,523
Specialty Retail	2.6	22,947,223
Hotels, Restaurants & Leisure	2.4	21,231,051
Distributors	2.1	18,656,464
Commercial Services & Supplies	2.1	18,134,279
Pharmaceuticals	2.0	17,697,436
Airlines	1.8	15,874,011
Equity Real Estate Investment Trusts	1.8	15,795,210
Electrical Equipment	1.8	15,341,645
Trading Companies & Distributors	1.8	15,312,182
Life Sciences Tools & Services	1.7	15,205,510
Transportation Infrastructure	1.7	14,688,151
Software	1.5	13,347,530
Household Durables	1.4	12,242,605
Beverages	1.4	11,836,290
Road & Rail	1.3	11,587,908
Auto Components	1.3	11,262,431
Health Care Providers & Services	1.3	11,235,105
Consumer Finance	1.3	11,016,569
Diversified Telecommunication Services	1.2	10,488,773
IT Services	1.1	9,336,278
Electronic Equipment, Instruments & Components	1.0	8,549,973
Oil, Gas & Consumable Fuels	1.0	8,495,434
Textiles, Apparel & Luxury Goods	1.0	8,324,125
Professional Services	0.9	7,667,410
Insurance	0.9	7,456,853
Internet & Catalog Retail	0.8	6,986,140
Independent Power & Renewable Electricity Producers	0.8	6,832,710
Semiconductors & Semiconductor Equipment	0.6	5,616,933
Tobacco	0.6	5,248,960
Internet & Direct Marketing Retail	0.5	4,487,117
Construction & Engineering	0.5	4,236,395
Industrial Conglomerates	0.3	2,972,002

Investments, at Value	94.6	827,032,249
Short-Term Investments	5.4	47,160,986

Total Investments	100.0%	$ 874,193,235

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$827,032,249	$—	$827,032,249
Securities Lending Collateral	26,902,943	—	—	26,902,943
Repurchase Agreement	—	20,258,043	—	20,258,043

Total Investments	$26,902,943	$847,290,292	$—	$874,193,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,516,608. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $15,806,632, representing 1.9% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2017.
(E)	Aggregate cost for federal income tax purposes is $785,665,289. Aggregate gross unrealized appreciation and depreciation for all securities is $150,527,070 and $61,999,124, respectively. Net unrealized appreciation for tax purposes is $88,527,946.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	1,779,699	$ 26,232,763

Banks - 14.6%
BankUnited, Inc.	845,392	29,098,393
Cadence BanCorp (A) (B)	724,910	16,556,944
Citigroup, Inc.	1,670,000	114,311,500
Huntington Bancshares, Inc., Class A	5,150,000	68,237,500
JPMorgan Chase & Co.	1,100,000	100,980,000

		329,184,337

Beverages - 3.2%
Cott Corp.	4,700,000	73,038,000

Capital Markets - 3.4%
Morgan Stanley	1,650,000	77,385,000

Chemicals - 6.7%
Dow Chemical Co.	1,350,000	86,724,000
Monsanto Co.	544,658	63,626,948

		150,350,948

Communications Equipment - 5.5%
Nokia OYJ, ADR	19,364,879	123,741,577

Construction Materials - 1.6%
Summit Materials, Inc., Class A (A)	1,265,000	35,976,600

Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	1,400,000	67,760,000

Electrical Equipment - 6.0%
Atkore International Group, Inc. (A)	2,025,000	42,160,500
Eaton Corp. PLC	1,207,517	94,488,205

		136,648,705

Electronic Equipment, Instruments & Components - 0.9%
VeriFone Systems, Inc. (A)	999,166	19,493,729

Food & Staples Retailing - 2.9%
CVS Health Corp.	827,779	66,164,375

Food Products - 9.5%
Pinnacle Foods, Inc.	1,462,933	86,868,961
Post Holdings, Inc. (A)	85,423	7,107,194
Tyson Foods, Inc., Class A	1,915,000	121,334,400

		215,310,555

Industrial Conglomerates - 3.7%
General Electric Co.	3,300,000	84,513,000

Insurance - 5.4%
Athene Holding, Ltd., Class A (A)	960,000	48,508,800
Chubb, Ltd.	500,000	73,230,000

		121,738,800

Life Sciences Tools & Services - 0.2%
Fluidigm Corp. (A) (B) (C)	1,098,376	4,129,894

Machinery - 1.0%
Milacron Holdings Corp. (A)	1,208,056	21,720,847

	Shares	Value
COMMON STOCKS (continued)
Media - 1.1%
Walt Disney Co.	222,120	$ 24,417,652

Multiline Retail - 2.1%
Macy’s, Inc.	2,050,000	48,687,500

Oil, Gas & Consumable Fuels - 8.8%
Hess Corp.	2,100,000	93,534,000
Occidental Petroleum Corp.	1,700,000	105,281,000

		198,815,000

Pharmaceuticals - 5.9%
Pfizer, Inc.	4,000,000	132,640,000

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	3,200,000	113,504,000
QUALCOMM, Inc.	500,000	26,595,000

		140,099,000

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	400,000	59,492,000
Seagate Technology PLC	271,524	8,949,431

		68,441,431

Total Common Stocks (Cost $1,914,860,154)		2,166,489,713

SECURITIES LENDING COLLATERAL - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (E)	41,096	41,096

Total Securities Lending Collateral (Cost $41,096)		41,096

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.12% (E), dated 07/31/2017, to be repurchased at $93,918,756 on 08/01/2017. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 0.13% - 0.75%, due 01/12/2018 - 04/15/2018, and with a total value of $95,799,989.	$ 93,918,443	93,918,443

Total Repurchase Agreement (Cost $93,918,443)		93,918,443

Total Investments (Cost $2,008,819,693) (F)		2,260,449,252
Net Other Assets (Liabilities) - (0.1)%		(3,053,219)

Net Assets - 100.0%		$ 2,257,396,033

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,166,489,713	$—	$—	$2,166,489,713
Securities Lending Collateral	41,096	—	—	41,096
Repurchase Agreement	—	93,918,443	—	93,918,443

Total Investments	$2,166,530,809	$93,918,443	$—	$2,260,449,252

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At July 31, 2017, the value of such securities amounted to $20,686,838 or 0.9% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $38,630. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at July 31, 2017.
(F)	Aggregate cost for federal income tax purposes is $2,008,819,693. Aggregate gross unrealized appreciation and depreciation for all securities is $323,113,864 and $71,484,305, respectively. Net unrealized appreciation for tax purposes is $251,629,559.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.4%
Northrop Grumman Corp.	15,383	$ 4,047,729
United Technologies Corp.	26,910	3,190,718

		7,238,447

Air Freight & Logistics - 0.4%
FedEx Corp.	6,042	1,256,917

Airlines - 3.2%
American Airlines Group, Inc.	29,000	1,462,760
Delta Air Lines, Inc.	74,375	3,671,150
Southwest Airlines Co.	40,507	2,248,544
United Continental Holdings, Inc. (A)	31,343	2,121,294

		9,503,748

Auto Components - 2.0%
Goodyear Tire & Rubber Co.	30,693	967,136
Lear Corp.	17,557	2,601,772
Magna International, Inc., Class A	50,126	2,390,509

		5,959,417

Automobiles - 1.8%
Fiat Chrysler Automobiles NV (A)	126,412	1,528,321
General Motors Co.	108,146	3,891,093

		5,419,414

Banks - 5.3%
Bank of America Corp.	278,379	6,714,501
Citizens Financial Group, Inc.	94,283	3,307,448
Comerica, Inc., Class A	8,254	596,847
JPMorgan Chase & Co.	51,759	4,751,476
SunTrust Banks, Inc.	6,817	390,546

		15,760,818

Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	36,134	3,293,976
PepsiCo, Inc.	49,292	5,747,940

		9,041,916

Biotechnology - 2.7%
Biogen, Inc. (A)	10,200	2,953,818
Gilead Sciences, Inc.	44,579	3,392,016
Vertex Pharmaceuticals, Inc. (A)	10,834	1,644,818

		7,990,652

Building Products - 1.0%
Masco Corp.	78,910	3,008,838

Capital Markets - 2.7%
Ameriprise Financial, Inc.	21,188	3,069,718
Morgan Stanley	72,897	3,418,869
S&P Global, Inc.	9,053	1,390,450

		7,879,037

Chemicals - 2.0%
Eastman Chemical Co.	27,866	2,317,336
LyondellBasell Industries NV, Class A	38,597	3,477,204

		5,794,540

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
F5 Networks, Inc., Class B (A)	10,093	$ 1,218,730
Juniper Networks, Inc.	11,410	318,909

		1,537,639

Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	92,793	3,129,908

Consumer Finance - 1.5%
Discover Financial Services	56,847	3,464,256
Navient Corp.	63,944	943,174

		4,407,430

Containers & Packaging - 1.0%
WestRock Co.	49,807	2,859,918

Diversified Financial Services - 0.3%
Leucadia National Corp.	36,366	946,607

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	9,309	363,051
Verizon Communications, Inc.	118,917	5,755,583

		6,118,634

Electric Utilities - 1.4%
Entergy Corp., Class B	44,664	3,426,622
Exelon Corp.	16,829	645,224

		4,071,846

Electronic Equipment, Instruments & Components - 2.4%
Corning, Inc.	121,797	3,549,165
TE Connectivity, Ltd.	44,619	3,586,921

		7,136,086

Equity Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	117,522	2,192,961

Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	65,026	5,201,430

Food Products - 1.9%
Bunge, Ltd.	12,618	989,125
Conagra Brands, Inc.	28,189	965,191
Hershey Co.	26,190	2,758,069
Tyson Foods, Inc., Class A	13,102	830,143

		5,542,528

Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	63,206	3,822,699

Health Care Providers & Services - 3.5%
Centene Corp. (A)	4,238	336,582
Express Scripts Holding Co. (A)	17,884	1,120,254
Henry Schein, Inc. (A)	4,140	754,349
Laboratory Corp. of America Holdings (A)	18,887	3,001,333
McKesson Corp.	9,007	1,457,963
Quest Diagnostics, Inc.	33,202	3,596,109

		10,266,590

Hotels, Restaurants & Leisure - 3.5%
Carnival Corp.	40,344	2,694,172
McDonald’s Corp.	33,764	5,238,147
Wyndham Worldwide Corp.	11,539	1,204,326
Yum! Brands, Inc.	15,613	1,178,469

		10,315,114

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	243,819	$ 2,725,896

Insurance - 5.1%
Aflac, Inc.	37,519	2,992,140
Allstate Corp.	44,003	4,004,273
Lincoln National Corp.	30,844	2,253,463
Prudential Financial, Inc.	36,083	4,085,678
Unum Group	37,620	1,885,891

		15,221,445

Internet & Direct Marketing Retail - 0.4%
Priceline Group, Inc. (A)	538	1,091,333

Internet Software & Services - 2.6%
Alphabet, Inc., Class A (A)	1,900	1,796,450
eBay, Inc. (A)	63,805	2,279,753
VeriSign, Inc. (A)	36,039	3,646,065

		7,722,268

IT Services - 0.7%
Mastercard, Inc., Class A	16,513	2,110,361

Machinery - 1.1%
Cummins, Inc.	18,783	3,153,666

Media - 2.5%
News Corp., Class A	130,099	1,861,717
Walt Disney Co.	50,855	5,590,490

		7,452,207

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	90,589	2,553,704
Public Service Enterprise Group, Inc.	13,589	611,097

		3,164,801

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp., Class A	4,843	221,180
Andeavor	20,190	2,009,511
Chevron Corp.	18,980	2,072,426
ConocoPhillips	36,471	1,654,689
Exxon Mobil Corp.	21,315	1,706,053
Marathon Petroleum Corp.	61,305	3,432,467
Murphy Oil Corp.	17,080	453,986
Phillips 66	12,852	1,076,355
Southwestern Energy Co. (A)	111,513	635,624
Valero Energy Corp.	43,952	3,031,369

		16,293,660

Pharmaceuticals - 8.0%
Eli Lilly & Co.	27,286	2,255,461
Johnson & Johnson	63,097	8,374,234
Mallinckrodt PLC (A)	20,739	949,846
Merck & Co., Inc.	88,116	5,628,850
Pfizer, Inc.	185,463	6,149,953
Zoetis, Inc., Class A	4,545	284,153

		23,642,497

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	66,837	2,539,138

Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc., Class A	88,519	3,922,277
Intel Corp.	157,927	5,601,671
KLA-Tencor Corp.	20,836	1,930,039
Lam Research Corp.	19,303	3,078,056

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (A)	45,213	$ 1,271,390
Texas Instruments, Inc.	5,667	461,180

		16,264,613

Software - 7.9%
CA, Inc.	50,885	1,579,470
Cadence Design Systems, Inc. (A)	24,452	902,279
Citrix Systems, Inc. (A)	22,400	1,769,152
Intuit, Inc.	15,593	2,139,515
Microsoft Corp.	155,826	11,328,550
Oracle Corp.	53,661	2,679,294
Synopsys, Inc. (A)	39,959	3,059,661

		23,457,921

Specialty Retail - 1.8%
Bed Bath & Beyond, Inc.	58,326	1,743,947
Best Buy Co., Inc.	21,817	1,272,804
Lowe’s Cos., Inc.	29,474	2,281,288

		5,298,039

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	48,331	7,188,270
HP, Inc.	117,509	2,244,422
NetApp, Inc.	43,638	1,894,762

		11,327,454

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings, Ltd. (A)	47,639	1,735,965

Tobacco - 1.2%
Altria Group, Inc.	43,322	2,814,630
Philip Morris International, Inc.	5,626	656,611

		3,471,241

Trading Companies & Distributors - 0.3%
United Rentals, Inc. (A)	8,360	994,506

Total Common Stocks (Cost $283,263,098)		294,070,145

Total Investments (Cost $283,263,098) (B)		294,070,145
Net Other Assets (Liabilities) - 0.6%		1,659,106

Net Assets - 100.0%		$ 295,729,251

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$294,070,145	$—	$—	$294,070,145

Total Investments	$294,070,145	$—	$—	$294,070,145

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Aggregate cost for federal income tax purposes is $273,526,747. Aggregate gross unrealized appreciation and depreciation for all securities is $24,051,828 and $3,508,430, respectively. Net unrealized appreciation for tax purposes is $20,543,398.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.3%
Boeing Co.	71,983	$ 17,452,998
General Dynamics Corp.	14,796	2,904,899

		20,357,897

Air Freight & Logistics - 0.5%
FedEx Corp.	22,740	4,730,602

Automobiles - 0.7%
Tesla, Inc. (A)	17,671	5,716,038

Banks - 1.4%
JPMorgan Chase & Co.	78,588	7,214,378
M&T Bank Corp.	17,233	2,811,564
SVB Financial Group (A)	14,468	2,581,670

		12,607,612

Beverages - 1.4%
Constellation Brands, Inc., Class A	4,882	943,935
Monster Beverage Corp. (A)	206,695	10,903,161

		11,847,096

Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (A)	9,176	1,260,232
Biogen, Inc. (A)	12,004	3,476,238
BioMarin Pharmaceutical, Inc. (A)	54,322	4,765,669
Celgene Corp. (A)	76,333	10,336,252
Incyte Corp. (A)	24,168	3,221,353
Regeneron Pharmaceuticals, Inc., Class A (A)	16,544	8,133,361
Shire PLC, Class B, ADR	19,406	3,251,281
TESARO, Inc. (A)	21,509	2,745,839
Vertex Pharmaceuticals, Inc. (A)	33,227	5,044,523

		42,234,748

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	50,339	3,305,762

Capital Markets - 1.5%
BlackRock, Inc., Class A	7,505	3,201,108
Goldman Sachs Group, Inc.	23,036	5,190,702
Intercontinental Exchange, Inc.	64,683	4,315,003

		12,706,813

Chemicals - 1.4%
Albemarle Corp.	42,327	4,901,467
PPG Industries, Inc.	50,856	5,352,594
Sherwin-Williams Co.	7,022	2,368,310

		12,622,371

Consumer Finance - 0.5%
Capital One Financial Corp.	48,719	4,198,603

Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	71,513	4,252,878

Electrical Equipment - 0.8%
AMETEK, Inc., Class A	63,930	3,936,809
Eaton Corp. PLC	38,494	3,012,156

		6,948,965

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	43,229	$ 1,259,693

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	42,443	1,565,722

Equity Real Estate Investment Trusts - 0.6%
Crown Castle International Corp.	53,216	5,352,465

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	71,600	11,349,316
Walgreens Boots Alliance, Inc.	40,018	3,228,252

		14,577,568

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	66,617	4,028,996
Hologic, Inc. (A)	107,959	4,772,867
Medtronic PLC	41,912	3,519,351

		12,321,214

Health Care Providers & Services - 2.7%
Aetna, Inc.	29,958	4,622,819
HCA Healthcare, Inc. (A)	52,816	4,243,238
UnitedHealth Group, Inc.	74,636	14,315,931

		23,181,988

Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc.	64,346	4,023,555
Marriott International, Inc., Class A	77,696	8,095,146
McDonald’s Corp.	47,661	7,394,128
Starbucks Corp.	116,821	6,305,998

		25,818,827

Household Durables - 0.6%
Mohawk Industries, Inc. (A)	21,029	5,236,011

Household Products - 0.5%
Colgate-Palmolive Co.	65,495	4,728,739

Insurance - 0.5%
Allstate Corp.	47,295	4,303,845

Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (A)	37,584	37,124,723
Expedia, Inc.	23,543	3,683,773
Netflix, Inc. (A)	119,216	21,656,779
Priceline Group, Inc. (A)	9,706	19,688,621

		82,153,896

Internet Software & Services - 14.5%
Alibaba Group Holding, Ltd., ADR (A)	116,327	18,024,869
Alphabet, Inc., Class A (A)	27,228	25,744,074
Alphabet, Inc., Class C (A)	20,134	18,734,687
eBay, Inc. (A)	155,537	5,557,337
Facebook, Inc., Class A (A)	232,740	39,391,245
GoDaddy, Inc., Class A (A)	125,983	5,414,749
Tencent Holdings, Ltd.	346,897	13,918,871

		126,785,832

IT Services - 6.4%
Accenture PLC, Class A	34,420	4,433,984
FleetCor Technologies, Inc. (A)	34,064	5,179,772
Global Payments, Inc.	48,664	4,592,422
Mastercard, Inc., Class A	187,593	23,974,385

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc. (A)	76,113	$ 4,456,416
Visa, Inc., Class A	130,369	12,979,538

		55,616,517

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	24,078	4,185,960
Thermo Fisher Scientific, Inc.	35,346	6,204,284

		10,390,244

Machinery - 2.6%
Caterpillar, Inc.	19,831	2,259,743
Illinois Tool Works, Inc., Class A	26,723	3,760,193
Middleby Corp. (A)	29,803	3,894,656
Nordson Corp.	23,643	3,002,661
Parker-Hannifin Corp.	34,728	5,764,153
Snap-on, Inc.	26,974	4,159,391

		22,840,797

Media - 2.2%
Charter Communications, Inc., Class A (A)	20,010	7,842,119
Comcast Corp., Class A	287,336	11,622,741

		19,464,860

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	59,043	4,255,819

Oil, Gas & Consumable Fuels - 0.5%
Concho Resources, Inc. (A)	32,571	4,242,699

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	84,222	8,337,136

Pharmaceuticals - 3.9%
Allergan PLC	57,112	14,411,071
Bristol-Myers Squibb Co.	277,871	15,810,860
Eli Lilly & Co.	43,873	3,626,542

		33,848,473

Professional Services - 0.8%
Equifax, Inc.	25,039	3,641,672
IHS Markit, Ltd. (A)	67,398	3,144,117

		6,785,789

Road & Rail - 0.4%
JB Hunt Transport Services, Inc.	35,871	3,253,858

Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc., Class A	43,796	3,460,322
Broadcom, Ltd.	69,460	17,133,004
NVIDIA Corp.	101,025	16,417,573
QUALCOMM, Inc.	83,381	4,435,035
Texas Instruments, Inc.	43,771	3,562,084

		45,008,018

Software - 10.8%
Activision Blizzard, Inc.	140,869	8,702,887
Adobe Systems, Inc. (A)	125,323	18,358,566
Electronic Arts, Inc. (A)	42,427	4,952,928
Microsoft Corp.	357,534	25,992,722
Red Hat, Inc. (A)	50,457	4,988,683
salesforce.com, Inc. (A)	175,102	15,899,262
ServiceNow, Inc. (A)	31,176	3,443,389
Splunk, Inc. (A)	50,919	3,055,649
Workday, Inc., Class A (A)	84,090	8,586,430

		93,980,516

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.7%
Home Depot, Inc.	43,547	$ 6,514,631
Industria de Diseno Textil SA	172,368	6,854,016
Lowe’s Cos., Inc.	34,593	2,677,498
TJX Cos., Inc.	81,519	5,731,601
Ulta Beauty, Inc. (A)	9,021	2,266,166

		24,043,912

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	369,737	54,990,984

Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	32,315	7,383,121
NIKE, Inc., Class B	139,272	8,224,012
VF Corp.	89,218	5,548,467

		21,155,600

Tobacco - 0.8%
Altria Group, Inc.	113,763	7,391,182

Total Common Stocks (Cost $781,855,357)		864,421,589

Total Investments (Cost $781,855,357) (B)		864,421,589
Net Other Assets (Liabilities) - 1.0%		9,038,270

Net Assets - 100.0%		$ 873,459,859

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$836,265,581	$28,156,008	$—	$864,421,589

Total Investments	$836,265,581	$28,156,008	$—	$864,421,589

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Aggregate cost for federal income tax purposes is $723,460,815. Aggregate gross unrealized appreciation and depreciation for all securities is $143,565,665 and $2,604,891, respectively. Net unrealized appreciation for tax purposes is $140,960,774.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 0.7%
Spirit Aerosystems Holdings, Inc., Class A	78,668	$ 4,753,907

Airlines - 3.2%
Delta Air Lines, Inc.	208,193	10,276,406
Hawaiian Holdings, Inc. (A)	78,408	3,246,091
JetBlue Airways Corp. (A)	137,892	3,023,972
Spirit Airlines, Inc. (A)	22,362	868,764
United Continental Holdings, Inc. (A)	82,873	5,608,845

		23,024,078

Auto Components - 2.9%
Dana, Inc.	160,944	3,817,592
Lear Corp.	52,743	7,815,985
Magna International, Inc., Class A	67,988	3,242,348
Tenneco, Inc.	75,886	4,196,496
Visteon Corp. (A)	14,253	1,589,779

		20,662,200

Automobiles - 1.1%
General Motors Co.	210,671	7,579,943

Banks - 9.1%
Bank of America Corp.	960,202	23,160,072
Citigroup, Inc.	123,256	8,436,873
Citizens Financial Group, Inc.	262,975	9,225,163
JPMorgan Chase & Co.	184,525	16,939,395
Popular, Inc.	110,857	4,671,514
SunTrust Banks, Inc.	26,924	1,542,476
Synovus Financial Corp.	37,992	1,651,892

		65,627,385

Beverages - 1.5%
PepsiCo, Inc.	90,276	10,527,084

Biotechnology - 1.5%
Gilead Sciences, Inc.	66,830	5,085,095
United Therapeutics Corp. (A)	21,897	2,811,575
Vertex Pharmaceuticals, Inc. (A)	18,270	2,773,751

		10,670,421

Building Products - 1.3%
Masco Corp.	69,911	2,665,706
Owens Corning	100,202	6,718,544

		9,384,250

Capital Markets - 2.7%
Ameriprise Financial, Inc.	35,134	5,090,214
Evercore Partners, Inc., Class A	65,715	5,168,484
Morgan Stanley	72,122	3,382,522
S&P Global, Inc.	39,993	6,142,525

		19,783,745

Chemicals - 2.6%
Cabot Corp.	51,484	2,797,126
Chemours Co.	62,741	2,987,099
LyondellBasell Industries NV, Class A	98,560	8,879,270
Trinseo SA	61,365	4,313,960

		18,977,455

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	239,354	$ 8,073,410

Consumer Finance - 0.6%
Ally Financial, Inc.	151,494	3,429,824
Navient Corp.	39,350	580,413

		4,010,237

Containers & Packaging - 0.9%
WestRock Co.	111,977	6,429,719

Diversified Financial Services - 1.2%
Leucadia National Corp.	30,160	785,065
Voya Financial, Inc.	200,701	7,875,507

		8,660,572

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	43,474	1,695,486
Verizon Communications, Inc.	296,650	14,357,860

		16,053,346

Electric Utilities - 3.1%
American Electric Power Co., Inc.	155,532	10,971,227
Entergy Corp., Class B	129,961	9,970,608
Exelon Corp.	44,875	1,720,508

		22,662,343

Electronic Equipment, Instruments & Components - 0.5%
Jabil, Inc.	118,362	3,610,041

Energy Equipment & Services - 0.6%
Dril-Quip, Inc., Class A (A)	24,746	1,103,672
Oceaneering International, Inc.	136,105	3,491,093

		4,594,765

Equity Real Estate Investment Trusts - 3.1%
Gaming and Leisure Properties, Inc.	119,454	4,532,085
Hospitality Properties Trust	210,039	6,103,733
Host Hotels & Resorts, Inc.	169,723	3,167,031
LaSalle Hotel Properties	122,752	3,626,094
Mack-Cali Realty Corp.	99,120	2,600,909
Ryman Hospitality Properties, Inc.	17,680	1,106,591
Senior Housing Properties Trust	60,280	1,172,446

		22,308,889

Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	203,601	16,286,044

Food Products - 3.2%
Bunge, Ltd.	61,619	4,830,314
Conagra Brands, Inc.	59,025	2,021,016
Dean Foods Co.	178,328	2,674,920
Ingredion, Inc.	38,900	4,797,148
Lancaster Colony Corp.	6,013	737,314
Sanderson Farms, Inc.	33,415	4,369,011
Tyson Foods, Inc., Class A	62,597	3,966,146

		23,395,869

Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	33,441	2,678,624

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	165,707	10,021,959

Health Care Providers & Services - 2.0%
Centene Corp. (A)	52,658	4,182,099

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	10,930	$ 1,769,239
Quest Diagnostics, Inc.	75,520	8,179,571

		14,130,909

Household Durables - 0.0% (B)
Taylor Morrison Home Corp., Class A (A) (B)	13,231	299,285

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	646,461	7,227,434

Insurance - 10.8%
Aflac, Inc.	108,416	8,646,176
Allstate Corp.	118,496	10,783,136
Assured Guaranty, Ltd.	130,308	5,865,163
Axis Capital Holdings, Ltd.	38,310	2,474,060
CNO Financial Group, Inc.	109,597	2,507,579
Everest Re Group, Ltd.	17,637	4,627,772
Lincoln National Corp.	116,680	8,524,641
Prudential Financial, Inc.	107,586	12,181,963
Reinsurance Group of America, Inc., Class A	63,348	8,881,390
Travelers Cos., Inc.	41,902	5,367,227
Unum Group	150,951	7,567,174

		77,426,281

Internet Software & Services - 1.8%
eBay, Inc. (A)	111,380	3,979,607
VeriSign, Inc. (A)	88,573	8,960,931

		12,940,538

Leisure Products - 0.5%
Brunswick Corp., Class B	59,389	3,362,011

Life Sciences Tools & Services - 0.3%
Bruker Corp.	77,892	2,233,943

Machinery - 1.3%
Cummins, Inc.	40,826	6,854,685
Timken Co.	55,949	2,545,680

		9,400,365

Media - 2.0%
AMC Networks, Inc., Class A (A)	28,382	1,815,029
John Wiley & Sons, Inc., Class A	4,326	239,011
Walt Disney Co.	114,130	12,546,311

		14,600,351

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	162,813	7,321,701

Multiline Retail - 0.1%
Big Lots, Inc.	21,425	1,064,180

Oil, Gas & Consumable Fuels - 9.0%
Andeavor	52,988	5,273,896
Chevron Corp.	69,155	7,551,034
ConocoPhillips	130,018	5,898,917
Devon Energy Corp., Class A	11,910	396,722
Exxon Mobil Corp.	300,010	24,012,800
Marathon Petroleum Corp.	161,414	9,037,570
Murphy Oil Corp.	30,136	801,015
Southwestern Energy Co. (A)	331,026	1,886,848
Valero Energy Corp.	118,862	8,197,912
World Fuel Services Corp.	62,882	2,033,604

		65,090,318

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (A)	79,463	$ 1,995,316

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	57,008	3,612,027

Pharmaceuticals - 9.9%
Eli Lilly & Co.	53,049	4,385,030
Johnson & Johnson	204,569	27,150,398
Merck & Co., Inc.	288,641	18,438,387
Pfizer, Inc.	625,750	20,749,870
Zoetis, Inc., Class A	9,381	586,500

		71,310,185

Professional Services - 0.8%
ManpowerGroup, Inc.	53,274	5,708,309

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	118,048	4,484,644
Jones Lang LaSalle, Inc.	11,806	1,501,959

		5,986,603

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (A)	11,757	852,970
Amkor Technology, Inc. (A)	175,540	1,820,350
Applied Materials, Inc., Class A	196,555	8,709,352
Entegris, Inc. (A)	67,062	1,750,318
Intel Corp.	88,188	3,128,028
Lam Research Corp.	39,953	6,370,906
Micron Technology, Inc. (A)	87,721	2,466,715
ON Semiconductor Corp. (A)	69,253	1,035,332

		26,133,971

Software - 3.0%
Aspen Technology, Inc. (A)	84,864	4,826,216
Cadence Design Systems, Inc. (A)	15,717	579,957
Citrix Systems, Inc. (A)	25,577	2,020,071
Intuit, Inc.	31,175	4,277,522
Microsoft Corp.	125,131	9,097,024
Synopsys, Inc. (A)	6,700	513,019

		21,313,809

Specialty Retail - 0.7%
Aaron’s, Inc.	50,098	2,318,536
Office Depot, Inc.	408,614	2,398,564

		4,717,100

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings, Ltd. (A)	58,024	2,114,395

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (A)	203,573	2,375,697

Tobacco - 0.7%
Philip Morris International, Inc.	43,971	5,131,855

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (A)	30,032	1,474,571
United Rentals, Inc. (A)	15,278	1,817,471

		3,292,042

Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	77,843	2,213,076

Total Common Stocks (Cost $688,132,628)		710,777,987

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
Lazard, Ltd., Class A	56,767	$ 2,651,587

Total Master Limited Partnership (Cost $2,426,051)		2,651,587

Total Investments (Cost $690,558,679) (C)		713,429,574
Net Other Assets (Liabilities) - 0.9%		6,287,964

Net Assets - 100.0%		$ 719,717,538

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$710,777,987	$—	$—	$710,777,987
Master Limited Partnership	2,651,587	—	—	2,651,587

Total Investments	$713,429,574	$—	$—	$713,429,574

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Aggregate cost for federal income tax purposes is $659,315,457. Aggregate gross unrealized appreciation and depreciation for all securities is $61,641,467 and $7,527,350, respectively. Net unrealized appreciation for tax purposes is $54,114,117.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 100.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	561	$ 110,141
L3 Technologies, Inc.	119	20,821
Northrop Grumman Corp.	414	108,936

		239,898

Air Freight & Logistics - 0.2%
FedEx Corp.	196	40,774

Airlines - 1.3%
Alaska Air Group, Inc.	716	61,025
Delta Air Lines, Inc.	1,809	89,292
United Continental Holdings, Inc. (A)	1,464	99,083

		249,400

Auto Components - 0.3%
Delphi Automotive PLC, Class A	624	56,422

Banks - 6.1%
Bank of America Corp. (B)	14,250	343,710
Citigroup, Inc. (B)	5,675	388,454
Comerica, Inc., Class A	1,029	74,407
KeyCorp	6,817	122,979
Prosperity Bancshares, Inc.	783	50,190
SVB Financial Group (A)	856	152,744

		1,132,484

Beverages - 3.5%
Constellation Brands, Inc., Class A	1,155	223,319
Molson Coors Brewing Co., Class B	911	81,061
PepsiCo, Inc. (B)	2,895	337,586

		641,966

Biotechnology - 1.8%
Biogen, Inc. (A)	56	16,217
BioMarin Pharmaceutical, Inc. (A)	214	18,774
Bioverativ, Inc. (A)	446	27,639
Celgene Corp. (A)	540	73,122
Incyte Corp. (A)	142	18,927
Vertex Pharmaceuticals, Inc. (A)	1,121	170,190

		324,869

Building Products - 0.3%
Allegion PLC	750	60,930

Capital Markets - 6.2%
Ameriprise Financial, Inc.	370	53,606
Bank of New York Mellon Corp.	1,106	58,651
Charles Schwab Corp.	4,479	192,149
Intercontinental Exchange, Inc.	3,433	229,016
Morgan Stanley (B)	10,418	488,604
State Street Corp.	1,409	131,361

		1,153,387

Chemicals - 3.7%
Albemarle Corp.	346	40,067
Celanese Corp., Series A	2,268	218,113
E.I. du Pont de Nemours & Co.	2,114	173,792
Eastman Chemical Co.	1,729	143,784

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	1,773	$ 52,268
Westlake Chemical Corp.	900	63,324

		691,348

Containers & Packaging - 1.7%
Avery Dennison Corp.	926	86,053
Crown Holdings, Inc. (A)	1,443	85,815
WestRock Co.	2,494	143,206

		315,074

Diversified Financial Services - 0.1%
Voya Financial, Inc.	680	26,683

Electric Utilities - 5.6%
American Electric Power Co., Inc.	538	37,950
Duke Energy Corp. (B)	3,289	279,960
Edison International	1,114	87,649
Exelon Corp.	1,011	38,762
NextEra Energy, Inc. (B)	1,802	263,254
PG&E Corp.	1,429	96,729
Xcel Energy, Inc.	5,051	238,963

		1,043,267

Electrical Equipment - 1.6%
Eaton Corp. PLC	1,395	109,159
Rockwell Automation, Inc., Class B	1,089	179,717

		288,876

Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	439	84,442
Extra Space Storage, Inc.	483	38,398
JBG SMITH Properties (A)	1	18
Public Storage	370	76,061
Vornado Realty Trust, Class A	507	40,230

		239,149

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	253	40,103
Walgreens Boots Alliance, Inc.	1,254	101,160

		141,263

Food Products - 2.1%
Kraft Heinz Co.	607	53,088
Mondelez International, Inc., Class A	4,916	216,402
Post Holdings, Inc. (A)	1,389	115,565

		385,055

Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (A)	4,917	130,891
Zimmer Biomet Holdings, Inc., Class A	620	75,218

		206,109

Health Care Providers & Services - 4.5%
Aetna, Inc.	541	83,482
Cigna Corp.	106	18,397
Humana, Inc., Class A (B)	1,421	328,535
UnitedHealth Group, Inc. (B)	2,141	410,665

		841,079

Hotels, Restaurants & Leisure - 3.5%
Hilton Worldwide Holdings, Inc.	1,890	118,182
McDonald’s Corp.	373	57,867
Royal Caribbean Cruises, Ltd., Class A	2,264	255,991

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	2,791	$ 150,658
Yum! Brands, Inc.	827	62,422

		645,120

Household Durables - 0.9%
MDC Holdings, Inc.	1,999	68,546
PulteGroup, Inc.	3,668	89,572

		158,118

Household Products - 0.3%
Kimberly-Clark Corp.	449	55,299

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	1,133	154,224

Insurance - 4.8%
American International Group, Inc.	1,385	90,648
Arthur J. Gallagher & Co.	3,679	216,288
Chubb, Ltd. (B)	1,389	203,433
Hartford Financial Services Group, Inc.	3,866	212,630
Lincoln National Corp.	712	52,019
MetLife, Inc.	1,567	86,185
Validus Holdings, Ltd.	548	29,477

		890,680

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (A) (B)	302	298,310

Internet Software & Services - 5.1%
Alphabet, Inc., Class C (A) (B)	774	720,207
Facebook, Inc., Class A (A)	1,294	219,009

		939,216

IT Services - 3.3%
Accenture PLC, Class A	1,586	204,309
International Business Machines Corp.	129	18,662
Visa, Inc., Class A	2,759	274,686
WEX, Inc. (A)	995	108,137

		605,794

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	729	43,587

Machinery - 3.3%
Deere & Co.	193	24,758
Ingersoll-Rand PLC	2,448	215,130
PACCAR, Inc.	1,064	72,831
Stanley Black & Decker, Inc. (B)	2,158	303,609

		616,328

Media - 4.9%
Charter Communications, Inc., Class A (A)	554	217,118
Comcast Corp., Class A	3,842	155,409
DISH Network Corp., Class A (A)	2,304	147,525
Sirius XM Holdings, Inc.	2,908	17,041
Time Warner, Inc.	981	100,474
Twenty-First Century Fox, Inc., Class B	4,279	122,765
Walt Disney Co.	1,342	147,526

		907,858

Metals & Mining - 0.7%
Alcoa Corp.	3,344	121,722

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.7%
CMS Energy Corp.	3,956	$ 182,926
NiSource, Inc., Class B	5,171	134,756

		317,682

Oil, Gas & Consumable Fuels - 5.6%
Concho Resources, Inc. (A)	868	113,066
Diamondback Energy, Inc. (A)	2,490	238,741
EOG Resources, Inc. (B)	3,543	337,081
Marathon Petroleum Corp.	923	51,679
Pioneer Natural Resources Co.	1,408	229,645
Valero Energy Corp.	924	63,728

		1,033,940

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	645	63,849

Pharmaceuticals - 1.7%
Allergan PLC	450	113,548
Bristol-Myers Squibb Co.	824	46,885
Eli Lilly & Co.	1,101	91,009
Pfizer, Inc.	1,723	57,135

		308,577

Road & Rail - 4.8%
Canadian Pacific Railway, Ltd. (B)	1,544	241,435
Norfolk Southern Corp.	1,027	115,620
Union Pacific Corp. (B)	5,198	535,186

		892,241

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc., Class A	2,203	174,059
Broadcom, Ltd. (B)	1,551	382,570
Maxim Integrated Products, Inc., Class A	803	36,488
Microchip Technology, Inc.	1,705	136,468
ON Semiconductor Corp. (A)	4,544	67,933
Texas Instruments, Inc. (B)	5,005	407,307

		1,204,825

Software - 2.8%
Adobe Systems, Inc. (A)	1,410	206,551
Microsoft Corp.	2,779	202,033
Symantec Corp.	1,584	49,088
Workday, Inc., Class A (A)	652	66,576

		524,248

Specialty Retail - 3.4%
Home Depot, Inc.	989	147,955
Lowe’s Cos., Inc.	1,786	138,236
O’Reilly Automotive, Inc. (A)	684	139,741
Ross Stores, Inc.	454	25,115
TJX Cos., Inc.	2,447	172,049

		623,096

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	312	46,404

Tobacco - 0.6%
Philip Morris International, Inc.	893	104,222

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	510	31,447

Total Common Stocks (Cost $16,253,846)		18,664,820

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 5.5%

State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $1,016,888 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $1,039,170.

	$ 1,016,885	$ 1,016,885

Total Repurchase Agreement (Cost $1,016,885)		1,016,885

Total Investments (Cost $17,270,731) (D)		19,681,705

	Shares	Value
SECURITIES SOLD SHORT - (71.6)% (E)
COMMON STOCKS - (71.6)%
Aerospace & Defense - (3.1)%
Arconic, Inc.	(1,757)	(43,556)
Boeing Co.	(1,184)	(287,073)
Lockheed Martin Corp.	(846)	(247,142)

		(577,771)

Air Freight & Logistics - (1.2)%
CH Robinson Worldwide, Inc.	(1,984)	(130,150)
Expeditors International of Washington, Inc.	(987)	(58,115)
United Parcel Service, Inc., Class B	(385)	(42,462)

		(230,727)

Auto Components - (0.4)%
Autoliv, Inc.	(750)	(81,292)

Automobiles - (0.6)%
General Motors Co.	(2,998)	(107,868)

Banks - (3.4)%
Associated Banc-Corp.	(1,214)	(29,075)
Bank of Hawaii Corp.	(938)	(78,483)
Fifth Third Bancorp	(2,609)	(69,660)
First Hawaiian, Inc.	(3,584)	(105,728)
Fulton Financial Corp.	(3,669)	(66,959)
People’s United Financial, Inc.	(8,023)	(139,921)
US Bancorp	(2,679)	(141,398)

		(631,224)

Beverages - (1.0)%
Coca-Cola Co.	(3,993)	(183,039)

Biotechnology - (1.3)%
AbbVie, Inc., Class G	(1,467)	(102,558)
Amgen, Inc.	(806)	(140,655)

		(243,213)

Capital Markets - (2.2)%
CME Group, Inc., Class A	(439)	(53,830)
Federated Investors, Inc., Class B	(2,347)	(67,664)
Franklin Resources, Inc.	(867)	(38,824)
Goldman Sachs Group, Inc.	(565)	(127,312)
Invesco, Ltd.	(759)	(26,390)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Capital Markets (continued)
Nasdaq, Inc.	(860)	$ (63,958)
T. Rowe Price Group, Inc.	(337)	(27,877)

		(405,855)

Chemicals - (3.1)%
Air Products & Chemicals, Inc.	(400)	(56,860)
CF Industries Holdings, Inc.	(782)	(22,952)
LyondellBasell Industries NV, Class A	(3,854)	(347,207)
Praxair, Inc.	(1,154)	(150,204)

		(577,223)

Communications Equipment - (0.9)%
Cisco Systems, Inc.	(2,982)	(93,784)
Juniper Networks, Inc.	(2,292)	(64,061)

		(157,845)

Consumer Finance - (0.2)%
Discover Financial Services	(512)	(31,201)

Containers & Packaging - (0.4)%
Sonoco Products Co.	(1,458)	(70,684)

Diversified Telecommunication Services - (1.8)%
AT&T, Inc.	(4,604)	(179,556)
Verizon Communications, Inc.	(2,986)	(144,522)

		(324,078)

Electric Utilities - (2.4)%
FirstEnergy Corp.	(1,212)	(38,675)
Southern Co.	(8,494)	(407,117)

		(445,792)

Electrical Equipment - (0.7)%
Emerson Electric Co.	(1,349)	(80,414)
Sensata Technologies Holding NV	(1,019)	(45,977)

		(126,391)

Electronic Equipment, Instruments & Components - (0.5)%
Amphenol Corp., Class A	(1,106)	(84,742)

Energy Equipment & Services - (1.4)%
Helmerich & Payne, Inc.	(855)	(43,280)
Schlumberger, Ltd.	(3,226)	(221,304)

		(264,584)

Equity Real Estate Investment Trusts - (1.6)%
Apple Hospitality REIT, Inc.	(1,511)	(27,893)
CBL & Associates Properties, Inc.	(2,726)	(23,962)
Host Hotels & Resorts, Inc.	(1,981)	(36,965)
Pennsylvania Real Estate Investment Trust	(1,232)	(14,649)
Prologis, Inc.	(254)	(15,446)
Regency Centers Corp.	(569)	(37,679)
Simon Property Group, Inc.	(230)	(36,455)
SL Green Realty Corp.	(357)	(36,867)
Taubman Centers, Inc.	(309)	(17,573)
Ventas, Inc.	(235)	(15,827)
Washington Prime Group, Inc.	(2,633)	(23,750)
Welltower, Inc.	(193)	(14,164)

		(301,230)

Food & Staples Retailing - (1.2)%
CVS Health Corp.	(1,138)	(90,960)
Kroger Co.	(640)	(15,693)
Sysco Corp.	(577)	(30,362)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	(805)	$ (64,392)
Whole Foods Market, Inc.	(565)	(23,594)

		(225,001)

Food Products - (2.5)%
Campbell Soup Co.	(934)	(49,343)
General Mills, Inc.	(4,265)	(237,390)
Kellogg Co.	(2,716)	(184,688)

		(471,421)

Gas Utilities - (0.4)%
National Fuel Gas Co.	(545)	(32,269)
UGI Corp.	(834)	(42,092)

		(74,361)

Health Care Equipment & Supplies - (0.8)%
CR Bard, Inc.	(104)	(33,342)
Medtronic PLC	(585)	(49,123)
Varian Medical Systems, Inc.	(758)	(73,617)

		(156,082)

Health Care Providers & Services - (1.8)%
AmerisourceBergen Corp., Class A	(635)	(59,576)
Cardinal Health, Inc.	(1,847)	(142,699)
DaVita, Inc.	(1,069)	(69,250)
Express Scripts Holding Co.	(846)	(52,993)

		(324,518)

Hotels, Restaurants & Leisure - (0.7)%
Aramark	(459)	(18,296)
Bloomin’ Brands, Inc.	(629)	(10,963)
Brinker International, Inc.	(1,053)	(37,350)
Cheesecake Factory, Inc.	(382)	(18,175)
Chipotle Mexican Grill, Inc., Class A	(153)	(52,597)

		(137,381)

Household Durables - (0.2)%
Garmin, Ltd.	(721)	(36,187)

Household Products - (3.1)%
Church & Dwight Co., Inc.	(2,966)	(158,236)
Clorox Co.	(1,837)	(245,221)
Procter & Gamble Co.	(1,802)	(163,658)

		(567,115)

Industrial Conglomerates - (1.6)%
3M Co.	(1,430)	(287,673)
General Electric Co.	(444)	(11,371)

		(299,044)

Insurance - (3.7)%
Aflac, Inc.	(572)	(45,617)
Allstate Corp.	(639)	(58,149)
Arch Capital Group, Ltd.	(1,095)	(106,500)
Axis Capital Holdings, Ltd.	(958)	(61,868)
Principal Financial Group, Inc.	(969)	(64,681)
Progressive Corp.	(873)	(41,144)
RenaissanceRe Holdings, Ltd.	(427)	(62,731)
Torchmark Corp.	(1,016)	(80,233)
Travelers Cos., Inc.	(709)	(90,816)
WR Berkley Corp.	(1,019)	(70,280)

		(682,019)

Internet & Direct Marketing Retail - (0.4)%
Netflix, Inc.	(455)	(82,655)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Internet Software & Services - (0.5)%
eBay, Inc.	(1,139)	$ (40,696)
GrubHub, Inc.	(415)	(19,144)
Twitter, Inc.	(1,772)	(28,512)

		(88,352)

IT Services - (0.8)%
Alliance Data Systems Corp.	(128)	(30,903)
Automatic Data Processing, Inc.	(257)	(30,560)
Mastercard, Inc., Class A	(720)	(92,016)

		(153,479)

Leisure Products - (0.6)%
Hasbro, Inc.	(219)	(23,188)
Mattel, Inc.	(4,004)	(80,160)

		(103,348)

Machinery - (0.6)%
Donaldson Co., Inc.	(555)	(26,357)
Flowserve Corp.	(883)	(36,318)
Illinois Tool Works, Inc., Class A	(283)	(39,821)

		(102,496)

Media - (4.7)%
CBS Corp., Class B	(591)	(38,906)
Discovery Communications, Inc., Series A	(2,561)	(63,001)
Interpublic Group of Cos., Inc.	(4,734)	(102,302)
News Corp., Class A	(7,884)	(112,820)
Omnicom Group, Inc.	(2,937)	(231,259)
Regal Entertainment Group, Class A	(4,614)	(87,758)
Scripps Networks Interactive, Inc., Class A	(2,693)	(235,395)

		(871,441)

Metals & Mining - (0.4)%
Compass Minerals International, Inc.	(1,022)	(70,569)

Multi-Utilities - (4.7)%
Ameren Corp.	(1,886)	(105,805)
Consolidated Edison, Inc.	(1,628)	(134,896)
Dominion Energy, Inc.	(3,902)	(301,156)
SCANA Corp.	(2,339)	(150,562)
Sempra Energy	(1,603)	(181,155)

		(873,574)

Multiline Retail - (1.7)%
Kohl’s Corp.	(2,466)	(101,969)
Nordstrom, Inc.	(854)	(41,479)
Target Corp.	(2,951)	(167,233)

		(310,681)

Oil, Gas & Consumable Fuels - (2.5)%
ConocoPhillips	(1,381)	(62,656)
Exxon Mobil Corp.	(3,201)	(256,208)
Hess Corp.	(1,836)	(81,775)
Murphy Oil Corp.	(1,576)	(41,890)
Noble Energy, Inc.	(639)	(18,474)

		(461,003)

Paper & Forest Products - (0.4)%
Domtar Corp.	(1,822)	(71,167)

Personal Products - (0.2)%
Coty, Inc., Class A	(2,083)	(42,660)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued) (E)
COMMON STOCKS (continued)
Pharmaceuticals - (0.8)%
Johnson & Johnson	(736)	$ (97,682)
Merck & Co., Inc.	(745)	(47,591)

		(145,273)

Professional Services - (0.9)%
Equifax, Inc.	(1,049)	(152,567)
Nielsen Holdings PLC	(440)	(18,924)

		(171,491)

Road & Rail - (2.1)%
Canadian National Railway Co.	(559)	(44,172)
Heartland Express, Inc.	(8,546)	(180,577)
Knight Transportation, Inc.	(2,271)	(80,961)
Werner Enterprises, Inc.	(3,086)	(91,500)

		(397,210)

Semiconductors & Semiconductor Equipment - (3.2)%
Applied Materials, Inc., Class A	(645)	(28,580)
Intel Corp.	(8,756)	(310,575)
QUALCOMM, Inc.	(2,172)	(115,529)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(1,610)	(57,896)
Xilinx, Inc.	(1,197)	(75,722)

		(588,302)

Software - (1.0)%
Oracle Corp.	(2,226)	(111,144)
salesforce.com, Inc.	(750)	(68,100)

		(179,244)

Specialty Retail - (1.2)%
Abercrombie & Fitch Co., Class A	(1,895)	(18,647)
American Eagle Outfitters, Inc.	(1,299)	(15,380)
Ascena Retail Group, Inc.	(8,766)	(20,513)
Bed Bath & Beyond, Inc.	(2,521)	(75,378)
DSW, Inc., Class A	(2,404)	(43,368)
Express, Inc.	(3,450)	(20,907)
L Brands, Inc.	(287)	(13,314)
Urban Outfitters, Inc.	(843)	(16,514)

		(224,021)

Technology Hardware, Storage & Peripherals - (0.8)%
Seagate Technology PLC	(4,736)	(156,099)

Textiles, Apparel & Luxury Goods - (0.9)%
Hanesbrands, Inc.	(1,178)	(27,000)
Michael Kors Holdings, Ltd.	(777)	(28,314)
Ralph Lauren Corp., Class A	(384)	(29,049)
Under Armour, Inc., Class C	(1,361)	(24,648)
Under Armour, Inc., Class A	(2,983)	(59,720)

		(168,731)

Tobacco - (0.3)%
Altria Group, Inc.	(753)	(48,922)

Trading Companies & Distributors - (0.7)%
Air Lease Corp., Class A	(1,339)	(52,998)
WW Grainger, Inc.	(421)	(70,197)

		(123,195)

Total Common Stocks (Proceeds $12,990,609)		(13,251,801)

Value
SECURITIES SOLD SHORT (continued) (E)
Total Securities Sold Short (Proceeds $12,990,609)	$ (13,251,801)

Net Other Assets (Liabilities) - 65.3%	12,090,802

Net Assets - 100.0%	$ 18,520,706

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$18,664,820	$—	$—	$18,664,820
Repurchase Agreement	—	1,016,885	—	1,016,885

Total Investments	$18,664,820	$1,016,885	$—	$19,681,705

LIABILITIES
Securities Sold Short
Common Stocks	$(13,251,801)	$—	$—	$(13,251,801)

Total Securities Sold Short	$(13,251,801)	$—	$—	$(13,251,801)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $4,354,216.
(C)	Rate disclosed reflects the yield at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $17,270,731. Aggregate gross unrealized appreciation and depreciation for all securities is $2,474,372 and $63,398, respectively. Net unrealized appreciation for tax purposes is $2,410,974.
(E)	Cash on deposit with custodian in the amount of $12,181,817 has been segregated as collateral for open securities sold short transactions.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 80.8%
U.S. Treasury Bill
0.93% (A), 10/05/2017	$ 1,017,000	$ 1,015,073
1.03% (A), 11/09/2017	1,291,000	1,287,149
1.04% (A), 11/16/2017	104,949,000	104,612,743
1.07% (A), 11/24/2017	24,667,000	24,583,774
1.12% (A), 12/14/2017	463,000	461,196

Total Short-Term U.S. Government Obligations (Cost $131,978,871)		131,959,935

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 11.1%
Money Market Funds - 11.1%
BlackRock Liquidity Funds T-Fund Portfolio	1,324,689	1,324,689
Dreyfus Treasury Cash Management	5,298,756	5,298,756
UBS Select Treasury Preferred	11,524,996	11,524,996

Total Short-Term Investment Companies (Cost $18,148,441)		18,148,441

Total Investments (Cost $150,127,312) (B)		150,108,376
Net Other Assets (Liabilities) - 8.1%		13,310,867

Net Assets - 100.0%		$ 163,419,243

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements (E)

Reference Entity	Counterparty	Pay/Receive	Expiration Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Receive	09/29/2017	238,000	$(19,635)	$—	$(19,635)
Aluminum Futures	CITI	Pay	09/18/2017	550	(22,938)	—	(22,938)
BM&F Bovespa Index Futures	BOA	Receive	08/16/2017	40	(53,557)	—	(53,557)
Cocoa Futures	MLI	Receive	08/31/2017	40	(4,671)	—	(4,671)
Cocoa Futures	CITI	Receive	08/31/2017	30	(5,772)	—	(5,772)
Cocoa Futures	CITI	Receive	11/03/2017	50	(56)	—	(56)
Coffee Futures	MLI	Receive	08/11/2017	562,500	(65,916)	—	(65,916)
Corn Futures	MLI	Receive	08/25/2017	5,000	(113)	—	(113)
Corn Futures	CITI	Receive	08/25/2017	50,000	1,204	—	1,204
Cotton No. 2 Futures	MLI	Receive	11/10/2017	550,000	(7,745)	—	(7,745)
FTSE China A50 Index Futures	BOA	Pay	08/30/2017	112	(8,072)	—	(8,072)
Gasoil Bullet Futures	MLI	Receive	09/11/2017	100	(6,725)	—	(6,725)
German Euro Schatz Futures	BOA	Receive	09/07/2017	49,000	(10,236)	—	(10,236)
Gold Futures	CITI	Receive	11/30/2017	4,800	(129,600)	—	(129,600)
Hang Seng Index Futures	BOA	Pay	08/30/2017	100	4,781	—	4,781
Hang Seng Index Futures	GSI	Pay	08/30/2017	800	35,992	—	35,992
HG Copper Futures	MLI	Pay	08/31/2017	275,000	59,019	—	59,019
HG Copper Futures	CITI	Pay	08/31/2017	200,000	42,255	—	42,255
HSCEI China Index Futures	BOA	Pay	08/30/2017	300	843	—	843
HSCEI China Index Futures	GSI	Pay	08/30/2017	1,950	3,765	—	3,765
KOSPI 200 Index Futures	GSI	Pay	09/14/2017	11,000,000	64,804	—	64,804
KOSPI 200 Index Futures	BOA	Pay	09/14/2017	4,000,000	22,249	—	22,249
Lean Hog Futures	MLI	Pay	10/13/2017	280,000	(9,217)	—	(9,217)
MSCI Brazil Index Futures	GSI	Pay	09/20/2017	1,763	(1,105)	—	(1,105)
MSCI Singapore Index Futures	GSI	Pay	08/31/2017	500	(238)	—	(238)
MSCI Singapore Index Futures	GSI	Receive	09/20/2017	44	367	—	367
MSCI Singapore Index Futures	GSI	Receive	09/20/2017	29	229	—	229
MSCI Singapore Index Futures	GSI	Receive	09/20/2017	25	(773)	—	(773)
MSCI Singapore Index Futures	GSI	Receive	09/20/2017	324	2,260	—	2,260
MSCI Switzerland Index Futures	BOA	Pay	09/20/2017	620,666	95	—	95
MSCI Switzerland Index Futures	BOA	Receive	09/20/2017	240	1,991	—	1,991
MSCI Taiwan Index Futures	BOA	Pay	08/30/2017	300	(312)	—	(312)
MSCI Taiwan Index Futures	GSI	Pay	08/30/2017	8,700	(17,927)	—	(17,927)
Natural Gas Futures	MLI	Receive	08/29/2017	130,000	12,090	—	12,090
OMX Stockholm 30 Index Futures	BOA	Pay	08/18/2017	4,600	(38,396)	—	(38,396)
Palladium Futures	CITI	Pay	08/31/2017	200	23,800	—	23,800
Platinum Futures	CITI	Receive	09/29/2017	200	(5,850)	—	(5,850)
Platinum Futures	MLI	Receive	09/29/2017	350	(10,270)	—	(10,270)
RBOB Gasoline Futures	CITI	Receive	08/30/2017	42,000	(8,156)	—	(8,156)
SGX CNX Nifty Index Futures	GSI	Pay	08/31/2017	108	8,433	—	8,433
Silver Futures	MLI	Receive	08/31/2017	25,000	(22,008)	—	(22,008)
Silver Futures	MLI	Receive	08/31/2017	25,000	(21,050)	—	(21,050)
Soybean Futures	CITI	Pay	10/27/2017	15,000	256	—	256
Soybean Meal Futures	CITI	Receive	11/24/2017	1,800	(34,303)	—	(34,303)
Soybean Meal Futures	MLI	Receive	11/24/2017	100	(40)	—	(40)
Soybean Oil Futures	MLI	Pay	11/24/2017	1,500,000	18,504	—	18,504
Soybean Oil Futures	CITI	Pay	11/24/2017	180,000	9	—	9
Sugar Futures	MLI	Receive	09/15/2017	1,680,000	(22,506)	—	(22,506)
Swiss Market Index Futures	BOA	Pay	09/15/2017	270	2,234	—	2,234
TAIEX Futures	BOA	Pay	08/16/2017	4,400	3,392	—	3,392
Wheat Futures	MLI	Pay	08/25/2017	75,000	(58,113)	—	(58,113)
Wheat Futures	MLI	Pay	08/25/2017	15,000	(4,600)	—	(4,600)
Wheat Futures	CITI	Pay	08/25/2017	210,000	(148,882)	—	(148,882)
WTI Crude Oil Futures	MLI	Receive	08/21/2017	5,000	(30,500)	—	(30,500)
Zinc Futures	CITI	Pay	09/18/2017	200	(1,800)	—	(1,800)

Total					$(462,510)	$—	$(462,510)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(133)	12/18/2017	$5,226	$—
90-Day Eurodollar	Short	(123)	03/19/2018	—	(4,960)
90-Day Eurodollar	Short	(74)	03/18/2019	—	(56,373)
90-Day Eurodollar	Short	(95)	06/18/2018	—	(15,364)
90-Day Eurodollar	Short	(95)	09/17/2018	—	(25,531)
90-Day Eurodollar	Short	(73)	06/17/2019	—	(14,169)
90-Day Eurodollar	Short	(84)	12/17/2018	—	(31,818)
90-Day Sterling	Short	(68)	06/20/2018	—	(11,862)
90-Day Sterling	Short	(45)	12/20/2017	—	(5,189)
90-Day Sterling	Short	(68)	12/19/2018	—	(9,630)
90-Day Sterling	Short	(71)	09/19/2018	—	(12,384)
90-Day Sterling	Short	(69)	03/21/2018	—	(10,700)
90-Day Sterling	Short	(64)	03/20/2019	—	(8,522)
90-Day Sterling	Short	(62)	06/19/2019	—	(7,729)
3-Month Aluminum	Long	6	08/02/2017	—	(2,726)
3-Month Aluminum	Short	(6)	08/02/2017	2,835	—
3-Month Aluminum	Long	5	08/03/2017	—	(3,221)
3-Month Aluminum	Short	(5)	08/03/2017	2,895	—
3-Month Aluminum	Long	4	08/04/2017	—	(2,094)
3-Month Aluminum	Short	(4)	08/04/2017	1,390	—
3-Month Aluminum	Long	2	08/08/2017	474	—
3-Month Aluminum	Short	(2)	08/08/2017	—	(807)
3-Month Aluminum	Long	3	08/11/2017	824	—
3-Month Aluminum	Short	(3)	08/11/2017	—	(1,279)
3-Month Aluminum	Long	2	08/25/2017	—	(2,687)
3-Month Aluminum	Short	(2)	08/25/2017	2,851	—
3-Month Aluminum	Long	2	09/06/2017	481	—
3-Month Aluminum	Short	(2)	09/06/2017	—	(333)
3-Month Aluminum	Long	2	09/15/2017	1,719	—
3-Month Aluminum	Short	(2)	09/15/2017	—	(1,781)
3-Month Aluminum	Long	1	09/19/2017	710	—
3-Month Aluminum	Long	4	08/09/2017	1,835	—
3-Month Aluminum	Long	3	08/31/2017	—	(828)
3-Month Aluminum	Long	3	08/10/2017	2,513	—
3-Month Aluminum	Short	(4)	08/09/2017	—	(1,914)
3-Month Aluminum	Short	(3)	08/31/2017	486	—
3-Month Aluminum	Short	(1)	09/19/2017	—	(773)
3-Month Aluminum	Long	7	09/22/2017	5,345	—
3-Month Aluminum	Short	(7)	09/22/2017	—	(5,972)
3-Month Aluminum	Short	(3)	08/10/2017	—	(1,985)
3-Month Aluminum	Long	2	10/27/2017	—	(876)
3-Month Aluminum	Short	(2)	10/27/2017	1,170	—
3-Month Canada Bankers’ Acceptance	Long	8	12/18/2017	—	(7,274)
3-Month Canada Bankers’ Acceptance	Short	(9)	03/19/2018	1,765	—
3-Month Copper	Long	1	08/09/2017	20,732	—
3-Month Copper	Short	(1)	08/09/2017	—	(20,492)
3-Month Copper	Long	1	08/11/2017	20,087	—
3-Month Copper	Short	(1)	08/11/2017	—	(19,691)
3-Month EURIBOR	Short	(20)	12/18/2017	—	(1,433)
3-Month EURIBOR	Short	(56)	03/19/2018	—	(6,210)
3-Month EURIBOR	Short	(65)	06/18/2018	—	(10,148)
3-Month EURIBOR	Short	(79)	09/17/2018	—	(15,479)
3-Month EURIBOR	Short	(92)	12/17/2018	—	(17,490)
3-Month EURIBOR	Short	(108)	03/18/2019	—	(22,354)
3-Month EURIBOR	Short	(74)	06/17/2019	—	(13,289)
3-Month Euroswiss	Short	(26)	12/18/2017	2,661	—
3-Month Euroswiss	Short	(21)	03/19/2018	1,987	—
3-Month Euroswiss	Short	(14)	06/18/2018	1,359	—
3-Month Nickel	Long	2	08/18/2017	11,956	—
3-Month Nickel	Short	(2)	08/18/2017	—	(10,926)
3-Month Nickel	Long	2	09/06/2017	15,708	—
3-Month Nickel	Short	(2)	09/06/2017	—	(15,515)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Long	1	10/25/2017	$1,669	$—
3-Month Nickel	Short	(1)	10/31/2017	355	—
3-Month Nickel	Long	1	10/31/2017	—	(275)
3-Month Nickel	Short	(1)	10/25/2017	—	(1,640)
3-Month Nickel	Long	1	10/26/2017	1,428	—
3-Month Nickel	Short	(1)	10/26/2017	—	(1,722)
3-Month Nickel	Long	2	10/27/2017	262	—
3-Month Nickel	Short	(2)	10/27/2017	—	(595)
3-Month Zinc	Long	1	10/31/2017	—	(223)
3-Month Zinc	Short	(1)	10/31/2017	316	—
3-Month Zinc	Long	1	10/25/2017	—	(980)
3-Month Zinc	Short	(1)	10/25/2017	1,048	—
3-Year Australia Treasury Bond	Short	(285)	09/15/2017	—	(3,890)
5-Year U.S. Treasury Note	Short	(95)	09/29/2017	—	(45,177)
10-Year Australia Treasury Bond	Short	(59)	09/15/2017	—	(23,036)
10-Year Canada Government Bond	Short	(24)	09/20/2017	36,974	—
10-Year Japan Government Bond	Short	(32)	09/12/2017	46,257	—
10-Year U.S. Treasury Note	Short	(74)	09/20/2017	—	(46,509)
Aluminum	Long	12	09/18/2017	—	(6,269)
Aluminum	Short	(10)	09/18/2017	—	(7,888)
Amsterdam Index	Long	14	08/18/2017	16,282	—
Brent Crude Oil	Short	(34)	08/31/2017	—	(126,220)
CAC 40 Index	Long	65	08/18/2017	—	(71,911)
Cocoa	Short	(4)	09/14/2017	142	—
Coffee “C”	Short	(16)	09/19/2017	—	(58,283)
Copper	Long	6	09/18/2017	99,831	—
Copper	Long	58	09/27/2017	337,423	—
Corn	Short	(8)	09/14/2017	249	—
Cotton No. 2	Short	(7)	12/06/2017	—	(7,515)
DAX® Index	Long	4	09/15/2017	—	(77,670)
DJIA Mini Index	Long	61	09/15/2017	181,616	—
Euro OAT	Short	(4)	09/07/2017	—	(832)
EURO STOXX 50® Index	Long	45	09/15/2017	—	(53,372)
FTSE 100 Index	Long	41	09/15/2017	—	(83,284)
FTSE China A50 Index	Long	68	08/30/2017	—	(7,990)
FTSE JSE Top 40 Index	Long	7	09/21/2017	1,172	—
FTSE MIB Index	Long	7	09/15/2017	14,154	—
German Euro BOBL	Short	(75)	09/07/2017	—	(34,435)
German Euro Bund	Short	(74)	09/07/2017	—	(50,636)
German Euro BUXL	Short	(18)	09/07/2017	72,345	—
Gold 100 oz	Short	(47)	12/27/2017	—	(104,818)
H-Shares Index	Long	13	08/30/2017	2,894	—
Hang Seng Index	Long	8	08/30/2017	19,208	—
IBEX 35 Index	Long	20	08/18/2017	—	(13,123)
KOSPI 200 Index	Long	14	09/14/2017	21,396	—
Low Sulfur Gasoil	Long	17	09/12/2017	3,257	—
MSCI EAFE Mini Index	Long	24	09/15/2017	44,744	—
MSCI Emerging Markets Mini Index	Long	94	09/15/2017	240,679	—
MSCI Singapore Index	Long	4	08/30/2017	—	(173)
MSCI Taiwan Index	Long	4	08/30/2017	—	(698)
NASDAQ-100 E-Mini Index	Long	57	09/15/2017	140,078	—
Natural Gas	Short	(118)	08/29/2017	205,278	—
New York Harbor ULSD	Long	6	08/31/2017	4,721	—
Nickel	Long	5	09/18/2017	3,453	—
Nickel	Short	(3)	09/18/2017	—	(20,650)
Nikkei 225 Index	Long	25	09/07/2017	—	(41,393)
OMX Stockholm 30 Index	Long	6	08/18/2017	—	(4,294)
Palladium	Long	9	09/27/2017	81,200	—
Platinum	Short	(9)	10/27/2017	—	(5,790)
RBOB Gasoline	Long	3	08/31/2017	1,973	—
Russell 2000® Mini Index	Long	37	09/15/2017	6,230	—
S&P 500® E-Mini	Long	55	09/15/2017	84,135	—
S&P Midcap 400® E-Mini Index	Long	10	09/15/2017	3,892	—
S&P/ASX 200 Index	Long	8	09/21/2017	—	(9,157)
S&P/TSX 60 Index	Long	19	09/14/2017	—	(40,961)
SGX CNX Nifty Index	Long	36	08/31/2017	8,155	—
Silver	Short	(29)	09/27/2017	—	(30,760)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS (continued): (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Soybean Meal	Short	(2)	12/14/2017	$—	$(1,947)
Soybean Oil	Short	(1)	12/14/2017	—	(1,834)
Sugar No. 11	Short	(107)	09/29/2017	—	(56,442)
TOPIX Index	Long	40	09/07/2017	59,270	—
U.K. Gilt	Short	(41)	09/27/2017	—	(35,577)
U.S. Treasury Bond	Short	(63)	09/20/2017	—	(54,288)
WTI Crude	Short	(50)	08/22/2017	—	(243,675)
Zinc	Long	2	09/18/2017	—	(1,437)

Total				$1,849,095	$(1,779,177)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/20/2017	AUD	42,219,000	USD	32,701,721	$1,056,385	$(4,720)
CITI	09/20/2017	BRL	12,931,000	USD	3,940,599	167,916	—
CITI	09/20/2017	CAD	74,156,000	USD	56,941,810	2,581,429	(985)
CITI	09/20/2017	CHF	110,000	USD	114,983	72	(920)
CITI	09/20/2017	CLP	1,378,326,000	USD	2,079,963	39,568	(795)
CITI	09/20/2017	COP	4,937,448,016	USD	1,665,675	1,858	(23,927)
CITI	09/20/2017	EUR	53,310,369	USD	60,243,199	3,041,171	—
CITI	09/20/2017	GBP	11,387,000	USD	14,777,713	272,598	—
CITI	09/20/2017	HKD	5,410,000	USD	694,986	—	(1,366)
CITI	09/20/2017	HUF	1,181,822,000	USD	4,350,677	261,013	—
CITI	09/20/2017	IDR	25,415,483,008	USD	1,890,429	6,420	(6)
CITI	09/20/2017	ILS	13,008,001	USD	3,669,110	3,697	(12,418)
CITI	09/20/2017	INR	286,645,000	USD	4,400,502	38,292	(192)
CITI	09/20/2017	JPY	2,153,982,032	USD	19,559,396	78,054	(53,426)
CITI	09/20/2017	KRW	21,351,785,009	USD	19,044,079	58,399	(13,388)
CITI	09/20/2017	MXN	187,914,000	USD	10,076,373	391,935	(144)
CITI	09/20/2017	NOK	141,594,000	USD	17,182,258	845,663	—
CITI	09/20/2017	NZD	66,614,000	USD	47,707,769	2,274,497	(1,786)
CITI	09/20/2017	PHP	48,882,000	USD	978,888	223	(12,472)
CITI	09/20/2017	PLN	31,129,000	USD	8,334,791	322,253	—
CITI	09/20/2017	SEK	159,413,000	USD	19,094,931	707,166	—
CITI	09/20/2017	SGD	4,745,000	USD	3,443,700	60,299	—
CITI	09/20/2017	TRY	20,020,000	USD	5,517,265	83,569	—
CITI	09/20/2017	TWD	150,482,000	USD	5,013,680	1,112	(19,981)
CITI	09/20/2017	USD	15,514,367	AUD	20,852,000	—	(1,156,458)
CITI	09/20/2017	USD	739,966	BRL	2,491,000	—	(51,489)
CITI	09/20/2017	USD	33,453,995	CAD	44,988,002	—	(2,656,195)
CITI	09/20/2017	USD	30,034	CHF	29,000	25	(82)
CITI	09/20/2017	USD	809,665	CLP	540,099,008	—	(20,563)
CITI	09/20/2017	USD	1,421,526	COP	4,374,667,032	276	(35,015)
CITI	09/20/2017	USD	43,233,856	EUR	37,863,000	—	(1,713,048)
CITI	09/20/2017	USD	26,349,148	GBP	20,407,000	—	(622,991)
CITI	09/20/2017	USD	689,539	HKD	5,370,000	1,047	—
CITI	09/20/2017	USD	1,136,946	HUF	310,681,000	—	(75,387)
CITI	09/20/2017	USD	39,693	IDR	535,715,000	—	(289)
CITI	09/20/2017	USD	1,827,066	ILS	6,471,000	7,976	(1,818)
CITI	09/20/2017	USD	1,958,049	INR	127,650,000	—	(18,572)
CITI	09/20/2017	USD	74,469,939	JPY	8,315,955,853	19,058	(1,157,859)
CITI	09/20/2017	USD	10,079,459	KRW	11,456,655,952	—	(163,110)
CITI	09/20/2017	USD	2,894,732	MXN	51,980,000	19,759	(20,687)
CITI	09/20/2017	USD	8,107,086	NOK	68,316,000	—	(590,992)
CITI	09/20/2017	USD	33,266,730	NZD	45,873,000	—	(1,151,778)
CITI	09/20/2017	USD	2,600,467	PHP	132,015,000	3,125	(13,249)
CITI	09/20/2017	USD	1,436,224	PLN	5,259,000	—	(26,316)
CITI	09/20/2017	USD	11,867,652	SEK	102,658,000	—	(884,402)
CITI	09/20/2017	USD	606,539	SGD	839,000	—	(13,030)
CITI	09/20/2017	USD	10,043,643	TRY	36,795,000	—	(250,202)
CITI	09/20/2017	USD	2,949,783	TWD	88,924,000	7,358	(9,148)
CITI	09/20/2017	USD	3,080,171	ZAR	40,979,000	16,721	(19,816)
CITI	09/20/2017	ZAR	90,477,000	USD	6,868,174	8,594	(69,268)

Total						$12,377,528	$(10,868,290)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$131,959,935	$—	$131,959,935
Short-Term Investment Companies	18,148,441	—	—	18,148,441

Total Investments	$18,148,441	$131,959,935	$—	$150,108,376

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$308,572	$—	$308,572
Futures Contracts (H)	1,849,095	—	—	1,849,095
Forward Foreign Currency Contracts (H)	—	12,377,528	—	12,377,528

Total Other Financial Instruments	$1,849,095	$12,686,100	$—	$14,535,195

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(771,082)	$—	$(771,082)
Futures Contracts (H)	(1,779,177)	—	—	(1,779,177)
Forward Foreign Currency Contracts (H)	—	(10,868,290)	—	(10,868,290)

Total Other Financial Instruments	$(1,779,177)	$(11,639,372)	$—	$(13,418,549)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at July 31, 2017.
(B)	Aggregate cost for federal income tax purposes is $150,127,312. Aggregate gross unrealized appreciation and depreciation for all securities is $106 and $19,042, respectively. Net unrealized depreciation for tax purposes is $18,936.
(C)	Cash on deposit with custodian in the amount of $7,330,334 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash deposit due to broker in the amount of $296,691 has been segregated as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Cash on deposit with broker in the amount of $6,505,581 has been segregated as collateral to cover margin requirements for open futures contracts.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 3.0%
Spirit Aerosystems Holdings, Inc., Class A	136,314	$ 8,237,455

Airlines - 3.8%
JetBlue Airways Corp. (A)	479,976	10,525,874

Auto Components - 5.1%
Delphi Automotive PLC, Class A	90,509	8,183,824
Goodyear Tire & Rubber Co.	182,989	5,765,983

		13,949,807

Banks - 8.4%
CIT Group, Inc.	257,112	12,251,387
FNB Corp.	789,266	10,812,944

		23,064,331

Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (A)	101,460	8,901,086

Chemicals - 5.5%
Eastman Chemical Co.	102,866	8,554,336
Olin Corp.	219,829	6,480,559

		15,034,895

Communications Equipment - 2.0%
Motorola Solutions, Inc.	59,067	5,356,196

Construction Materials - 2.1%
Eagle Materials, Inc.	60,829	5,724,009

Consumer Finance - 6.5%
Ally Financial, Inc.	410,157	9,285,954
Discover Financial Services	138,650	8,449,331

		17,735,285

Diversified Consumer Services - 2.2%
ServiceMaster Global Holdings, Inc. (A)	139,106	6,115,100

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories, Inc., Class A	111,128	5,750,874

Equity Real Estate Investment Trusts - 2.0%
Uniti Group, Inc.	216,616	5,545,370

Health Care Equipment & Supplies - 1.5%
DexCom, Inc. (A) (B)	59,798	3,983,145

Health Care Providers & Services - 6.3%
Cardinal Health, Inc.	130,536	10,085,211
Universal Health Services, Inc., Class B	64,903	7,193,200

		17,278,411

Hotels, Restaurants & Leisure - 5.0%
Chipotle Mexican Grill, Inc., Class A (A)	7,882	2,709,595
Wyndham Worldwide Corp.	104,995	10,958,328

		13,667,923

Household Durables - 2.0%
Whirlpool Corp.	30,111	5,356,145

Internet Software & Services - 2.1%
IAC/InterActiveCorp (A)	55,055	5,760,405

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.4%
Bio-Techne Corp.	56,817	$ 6,585,658

Machinery - 4.6%
Crane Co.	53,281	4,022,715
Ingersoll-Rand PLC	96,992	8,523,657

		12,546,372

Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc. (A)	105,327	4,760,780
Rice Energy, Inc. (A)	251,597	7,037,168

		11,797,948

Pharmaceuticals - 3.4%
Mylan NV (A)	236,558	9,223,396

Professional Services - 1.5%
Dun & Bradstreet Corp.	38,177	4,228,485

Road & Rail - 2.4%
Ryder System, Inc., Class A	89,045	6,478,914

Semiconductors & Semiconductor Equipment - 5.9%
Micron Technology, Inc. (A)	286,790	8,064,535
Skyworks Solutions, Inc.	78,403	8,222,122

		16,286,657

Software - 6.8%
Fortinet, Inc. (A)	170,003	6,274,811
Workday, Inc., Class A (A)	79,824	8,150,829
Zynga, Inc., Class A (A)	1,152,532	4,160,640

		18,586,280

Specialty Retail - 2.0%
Williams-Sonoma, Inc., Class A (B)	118,460	5,500,098

Trading Companies & Distributors - 3.8%
Air Lease Corp., Class A	265,527	10,509,559

Total Common Stocks (Cost $245,021,200)		273,729,678

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	9,991,057	9,991,057

Total Securities Lending Collateral (Cost $9,991,057)		9,991,057

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $710,021 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $728,199.	$ 710,018	710,018

Total Repurchase Agreement (Cost $710,018)		710,018

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

Value
Total Investments (Cost $255,722,275) (D)	$ 284,430,753
Net Other Assets (Liabilities) - (3.8)%	(10,289,933)

Net Assets - 100.0%	$ 274,140,820

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$273,729,678	$—	$—	$273,729,678
Securities Lending Collateral	9,991,057	—	—	9,991,057
Repurchase Agreement	—	710,018	—	710,018

Total Investments	$283,720,735	$710,018	$—	$284,430,753

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,659,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $248,513,450. Aggregate gross unrealized appreciation and depreciation for all securities is $39,555,233 and $3,637,930, respectively. Net unrealized appreciation for tax purposes is $35,917,303.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Auto Components - 0.9%
BorgWarner, Inc.	42,854	$ 2,002,996

Banks - 7.5%
Citizens Financial Group, Inc.	64,247	2,253,785
Fifth Third Bancorp	111,794	2,984,900
First Republic Bank, Class A	22,625	2,269,966
Huntington Bancshares, Inc., Class A	122,958	1,629,194
M&T Bank Corp.	23,090	3,767,133
SunTrust Banks, Inc.	52,388	3,001,309
Zions Bancorporation	20,239	917,231

		16,823,518

Beverages - 2.5%
Constellation Brands, Inc., Class A	11,283	2,181,568
Dr Pepper Snapple Group, Inc.	28,299	2,579,737
Molson Coors Brewing Co., Class B	8,345	742,538

		5,503,843

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	33,978	2,231,335

Capital Markets - 5.1%
Ameriprise Financial, Inc.	13,072	1,893,871
Invesco, Ltd.	69,688	2,423,052
Northern Trust Corp.	25,251	2,209,715
Raymond James Financial, Inc.	25,220	2,098,052
T. Rowe Price Group, Inc.	32,934	2,724,300

		11,348,990

Chemicals - 0.8%
Sherwin-Williams Co.	4,928	1,662,067

Communications Equipment - 1.0%
CommScope Holding Co., Inc. (A)	61,245	2,252,591

Consumer Finance - 0.8%
Ally Financial, Inc.	78,813	1,784,326

Containers & Packaging - 3.7%
Ball Corp.	81,409	3,411,037
Silgan Holdings, Inc.	68,218	2,067,006
WestRock Co.	49,948	2,868,014

		8,346,057

Distributors - 0.8%
Genuine Parts Co.	20,523	1,743,018

Electric Utilities - 3.3%
Edison International	42,404	3,336,346
Westar Energy, Inc., Class A	12,293	623,870
Xcel Energy, Inc.	73,483	3,476,481

		7,436,697

Electrical Equipment - 2.3%
AMETEK, Inc., Class A	32,701	2,013,728
Hubbell, Inc., Class B	17,227	2,046,395
Regal Beloit Corp.	12,603	1,050,460

		5,110,583

Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp., Class A	34,346	2,631,590

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc. (A)	33,895	$ 2,755,325
CDW Corp.	42,299	2,683,026
Keysight Technologies, Inc. (A)	60,000	2,495,400

		10,565,341

Equity Real Estate Investment Trusts - 9.8%
American Campus Communities, Inc.	21,307	1,021,458
American Homes 4 Rent, Class A	36,443	838,553
AvalonBay Communities, Inc.	10,501	2,019,867
Boston Properties, Inc.	14,571	1,761,780
Brixmor Property Group, Inc.	76,624	1,501,064
Essex Property Trust, Inc.	4,370	1,143,629
Federal Realty Investment Trust	9,173	1,216,615
GGP, Inc.	42,218	954,549
HCP, Inc.	12,989	411,102
JBG SMITH Properties (A)	10,829	384,213
Kimco Realty Corp.	85,534	1,726,076
Outfront Media, Inc.	61,781	1,412,931
Park Hotels & Resorts, Inc.	34,759	936,060
Rayonier, Inc.	48,918	1,422,046
Regency Centers Corp.	15,832	1,048,395
Vornado Realty Trust, Class A	21,658	1,718,562
Weyerhaeuser Co.	43,783	1,445,715
WP Carey, Inc. (B)	12,852	880,491

		21,843,106

Food & Staples Retailing - 0.8%
Kroger Co.	73,622	1,805,211

Food Products - 0.8%
TreeHouse Foods, Inc. (A) (B)	19,753	1,675,647

Gas Utilities - 1.0%
National Fuel Gas Co. (B)	38,439	2,275,973

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp., Class A	20,178	1,893,100
Cigna Corp.	13,628	2,365,276
Henry Schein, Inc. (A)	10,096	1,839,592
Humana, Inc., Class A	10,537	2,436,155
Laboratory Corp. of America Holdings (A)	6,755	1,073,437
Universal Health Services, Inc., Class B	16,345	1,811,516

		11,419,076

Hotels, Restaurants & Leisure - 1.6%
Hilton Grand Vacations, Inc. (A)	11,309	415,719
Hilton Worldwide Holdings, Inc.	35,733	2,234,384
Marriott International, Inc., Class A	9,694	1,010,018

		3,660,121

Household Durables - 3.5%
Mohawk Industries, Inc. (A)	18,506	4,607,809
Newell Brands, Inc.	61,444	3,239,328

		7,847,137

Household Products - 0.3%
Energizer Holdings, Inc.	16,300	750,941

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	25,600	2,498,304

Insurance - 8.8%
Alleghany Corp. (A)	2,018	1,237,720
Chubb, Ltd.	8,195	1,200,240
Hartford Financial Services Group, Inc.	57,385	3,156,175
Loews Corp.	86,368	4,204,394
Marsh & McLennan Cos., Inc.	34,370	2,679,829

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	30,319	$ 1,428,934
Unum Group	36,300	1,819,719
WR Berkley Corp.	14,368	990,961
XL Group, Ltd.	65,157	2,892,971

		19,610,943

Internet & Direct Marketing Retail - 1.5%
Expedia, Inc.	21,613	3,381,786

Internet Software & Services - 0.4%
Match Group, Inc. (A) (B)	49,616	905,492

IT Services - 1.3%
Jack Henry & Associates, Inc.	27,009	2,898,606

Machinery - 2.2%
IDEX Corp.	18,346	2,138,043
Snap-on, Inc.	17,883	2,757,558

		4,895,601

Media - 1.8%
CBS Corp., Class B	25,395	1,671,753
DISH Network Corp., Class A (A)	35,959	2,302,455

		3,974,208

Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	23,020	648,934
CMS Energy Corp.	71,732	3,316,888
Sempra Energy	24,692	2,790,443
WEC Energy Group, Inc.	50,925	3,206,747

		9,963,012

Multiline Retail - 1.8%
Kohl’s Corp.	55,438	2,292,361
Nordstrom, Inc. (B)	34,629	1,681,931

		3,974,292

Oil, Gas & Consumable Fuels - 6.2%
Energen Corp. (A)	81,810	4,358,837
EQT Corp.	71,056	4,526,267
PBF Energy, Inc., Class A (B)	77,283	1,759,734
Williams Cos., Inc.	100,102	3,181,241

		13,826,079

Personal Products - 1.8%
Coty, Inc., Class A	97,526	1,997,333
Edgewell Personal Care Co. (A)	29,055	2,097,771

		4,095,104

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (A)	39,290	1,492,627

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc., Class A	19,355	1,529,239

Software - 1.3%
Synopsys, Inc. (A)	37,832	2,896,796

Specialty Retail - 3.8%
AutoZone, Inc. (A)	3,439	1,856,441
Bed Bath & Beyond, Inc.	37,677	1,126,542
Best Buy Co., Inc.	32,362	1,887,999
Gap, Inc., Class A	68,629	1,635,429
Tiffany & Co.	21,232	2,027,869

		8,534,280

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	21,102	$ 2,517,258
Ralph Lauren Corp., Class A	15,568	1,177,719

		3,694,977

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	29,111	2,072,994

Total Common Stocks (Cost $130,391,568)		218,332,914

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	8,714,035	8,714,035

Total Securities Lending Collateral (Cost $8,714,035)		8,714,035

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $4,793,899 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $4,892,329.	$ 4,793,883	4,793,883

Total Repurchase Agreement (Cost $4,793,883)		4,793,883

Total Investments (Cost $143,899,486) (D)		231,840,832
Net Other Assets (Liabilities) - (3.9)%		(8,603,264)

Net Assets - 100.0%		$ 223,237,568

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$218,332,914	$—	$—	$218,332,914
Securities Lending Collateral	8,714,035	—	—	8,714,035
Repurchase Agreement	—	4,793,883	—	4,793,883

Total Investments	$227,046,949	$4,793,883	$—	$231,840,832

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,519,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $143,899,486. Aggregate gross unrealized appreciation and depreciation for all securities is $90,366,972 and $2,425,626, respectively. Net unrealized appreciation for tax purposes is $87,941,346.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Airlines - 3.9%
Alaska Air Group, Inc.	320,100	$ 27,282,123
JetBlue Airways Corp. (A)	1,089,700	23,897,121
United Continental Holdings, Inc. (A)	248,300	16,804,944

		67,984,188

Banks - 2.3%
CIT Group, Inc.	784,260	37,369,989
Huntington Bancshares, Inc., Class A	245,105	3,247,641

		40,617,630

Biotechnology - 1.1%
United Therapeutics Corp. (A)	154,500	19,837,800

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	600,900	24,636,900
T. Rowe Price Group, Inc.	65,156	5,389,704

		30,026,604

Chemicals - 0.7%
Mosaic Co.	539,000	13,011,460

Commercial Services & Supplies - 0.8%
Stericycle, Inc. (A)	171,500	13,219,220

Communications Equipment - 2.2%
ARRIS International PLC (A)	1,239,500	34,656,420
CommScope Holding Co., Inc. (A)	99,316	3,652,843

		38,309,263

Construction & Engineering - 0.3%
AECOM (A)	148,390	4,733,641

Consumer Finance - 1.6%
Ally Financial, Inc.	1,281,639	29,016,307

Diversified Consumer Services - 1.4%
H&R Block, Inc.	836,200	25,504,100

Diversified Financial Services - 1.1%
Voya Financial, Inc.	497,561	19,524,294

Electric Utilities - 7.3%
Alliant Energy Corp.	550,600	22,315,818
FirstEnergy Corp.	1,951,200	62,262,792
PPL Corp.	800,950	30,700,413
Xcel Energy, Inc.	268,970	12,724,971

		128,003,994

Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.	650,401	24,962,391
CDW Corp.	83,689	5,308,393

		30,270,784

Energy Equipment & Services - 0.9%
Transocean, Ltd. (A) (B)	1,867,000	16,149,550

Equity Real Estate Investment Trusts - 3.4%
Crown Castle International Corp.	130,500	13,125,690
Iron Mountain, Inc.	259,300	9,446,299
Uniti Group, Inc.	1,433,500	36,697,600

		59,269,589

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.8%
Casey’s General Stores, Inc. (B)	333,000	$ 35,547,750
Whole Foods Market, Inc.	316,910	13,234,162

		48,781,912

Food Products - 1.8%
Kellogg Co.	462,100	31,422,800

Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA, Inc.	353,043	21,899,257
Zimmer Biomet Holdings, Inc., Class A	70,000	8,492,400

		30,391,657

Health Care Providers & Services - 7.1%
AmerisourceBergen Corp., Class A	289,356	27,147,380
Cardinal Health, Inc.	419,468	32,408,098
Humana, Inc., Class A	22,576	5,219,571
Laboratory Corp. of America Holdings (A)	164,303	26,109,390
MEDNAX, Inc. (A)	709,100	33,313,518

		124,197,957

Household Durables - 0.5%
Mohawk Industries, Inc. (A)	36,647	9,124,737

Independent Power & Renewable Electricity Producers - 2.0%
AES Corp.	3,131,800	35,013,524

Insurance - 11.1%
Alleghany Corp. (A)	60,225	36,938,401
Allstate Corp.	206,500	18,791,500
FNF Group	756,724	36,973,535
Loews Corp.	661,720	32,212,529
Markel Corp. (A)	13,800	14,786,838
Progressive Corp.	703,305	33,146,765
Willis Towers Watson PLC	147,866	22,014,290

		194,863,858

Internet & Direct Marketing Retail - 1.8%
Expedia, Inc.	48,985	7,664,683
Liberty Expedia Holdings, Inc., Class A (A)	424,605	24,223,715

		31,888,398

IT Services - 1.1%
Western Union Co.	939,500	18,555,125

Media - 8.9%
AMC Networks, Inc., Class A (A)	494,075	31,596,096
Discovery Communications, Inc., Class C (A)	1,325,100	30,649,563
DISH Network Corp., Class A (A)	173,293	11,095,951
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	413,900	19,039,400
Madison Square Garden Co., Class A (A)	101,399	22,279,388
News Corp., Class A	2,333,100	33,386,661
Viacom, Inc., Class B	264,400	9,232,848

		157,279,907

Mortgage Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	2,596,945	31,241,248

Multi-Utilities - 3.1%
CMS Energy Corp.	190,987	8,831,239
SCANA Corp.	429,300	27,634,041
WEC Energy Group, Inc.	273,867	17,245,405

		53,710,685

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (A)	1,609,100	$ 33,179,642
Marathon Petroleum Corp.	253,100	14,171,069
Range Resources Corp.	1,278,300	26,984,913
Rice Energy, Inc. (A)	669,500	18,725,915

		93,061,539

Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (A)	458,736	17,427,381

Semiconductors & Semiconductor Equipment - 1.6%
First Solar, Inc. (A) (B)	398,300	19,640,173
KLA-Tencor Corp.	91,137	8,442,020

		28,082,193

Software - 3.9%
CA, Inc.	429,700	13,337,888
Citrix Systems, Inc. (A)	168,910	13,340,512
Dell Technologies, Inc., Class V (A)	375,000	24,101,250
Synopsys, Inc. (A)	237,443	18,181,010

		68,960,660

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	404,200	45,274,442
Bed Bath & Beyond, Inc.	757,860	22,660,014

		67,934,456

Technology Hardware, Storage & Peripherals - 2.2%
NetApp, Inc.	493,912	21,445,659
Western Digital Corp.	201,850	17,181,472

		38,627,131

Textiles, Apparel & Luxury Goods - 1.3%
Michael Kors Holdings, Ltd. (A)	651,540	23,742,118

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (A)	579,700	28,463,270

Total Common Stocks (Cost $1,538,436,040)		1,668,248,980

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	52,799,718	52,799,718

Total Securities Lending Collateral (Cost $52,799,718)		52,799,718

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $103,227,382 on 08/01/2017. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.63% - 2.13%, due 08/04/2017 - 02/29/2024, and with a total value of $105,293,465.	$ 103,227,038	103,227,038

Total Repurchase Agreement (Cost $103,227,038)		103,227,038

Value
Total Investments (Cost $1,694,462,796) (D)	$ 1,824,275,736
Net Other Assets (Liabilities) - (3.8)%	(66,439,593)

Net Assets - 100.0%	$ 1,757,836,143

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,668,248,980	$—	$—	$1,668,248,980
Securities Lending Collateral	52,799,718	—	—	52,799,718
Repurchase Agreement	—	103,227,038	—	103,227,038

Total Investments	$1,721,048,698	$103,227,038	$—	$1,824,275,736

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $51,431,219. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $1,653,353,816. Aggregate gross unrealized appreciation and depreciation for all securities is $229,321,339 and $58,399,419, respectively. Net unrealized appreciation for tax purposes is $170,921,920.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 53.5%
Equity Real Estate Investment Trusts - 1.8%
InfraREIT, Inc. (A)	276,911	$ 6,227,728

Oil, Gas & Consumable Fuels - 49.4%
Cheniere Energy Partners, LP Holdings LLC	359,320	9,403,404
Cheniere Energy, Inc. (A)	188,700	8,529,240
Enbridge Energy Management LLC (A)	868,143	13,178,411
Enbridge, Inc.	468,549	19,426,042
GasLog, Ltd.	273,747	4,995,883
Kinder Morgan, Inc.	791,600	16,172,388
ONEOK, Inc.	292,775	16,562,282
Pembina Pipeline Corp. (B)	520,700	17,755,870
Plains GP Holdings, LP, Class A	490,313	13,405,157
SemGroup Corp., Class A	191,031	5,167,389
Targa Resources Corp.	246,350	11,433,103
TransCanada Corp.	463,525	23,695,398
Williams Cos., Inc.	408,160	12,971,325

		172,695,892

Transportation Infrastructure - 2.3%
Macquarie Infrastructure Corp.	107,000	8,111,670

Total Common Stocks (Cost $177,442,741)		187,035,290

CONVERTIBLE PREFERRED STOCKS - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 7.50% (B)	44,204	1,762,855
Kinder Morgan, Inc. Series A, 9.75% (B)	75,000	3,320,250

Total Convertible Preferred Stocks (Cost $5,434,666)		5,083,105

MASTER LIMITED PARTNERSHIPS - 39.3%
Independent Power & Renewable Electricity Producers - 3.7%
NextEra Energy Partners, LP	311,000	12,819,420

Oil, Gas & Consumable Fuels - 35.6%
Andeavor Logistics, LP	56,400	2,940,132
Antero Midstream Partners, LP	10,000	346,900
Buckeye Partners, LP	51,500	3,264,585
DCP Midstream, LP	93,600	3,185,208
Energy Transfer Equity, LP	204,600	3,615,282
Energy Transfer Partners, LP	515,064	10,656,674
Enterprise Products Partners, LP	345,711	9,403,339
EQT GP Holdings, LP	68,348	1,995,762
EQT Midstream Partners, LP	76,021	5,909,112
GasLog Partners, LP	442,510	10,952,122
Golar LNG Partners, LP	374,356	8,426,754
Hoegh LNG Partners, LP	503,240	9,888,666
KNOT Offshore Partners, LP	139,302	3,203,946
Magellan Midstream Partners, LP	52,100	3,634,496
MPLX, LP	239,181	8,694,229
Phillips 66 Partners, LP	119,700	6,016,122
Shell Midstream Partners, LP	238,805	6,825,047
Summit Midstream Partners, LP	1,500	34,200

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy GP, LP, Class A	675,349	$ 17,525,307
Western Gas Partners, LP	152,900	7,940,097

		124,457,980

Total Master Limited Partnerships (Cost $120,195,416)		137,277,400

	Principal	Value
CORPORATE DEBT SECURITIES - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	$ 1,380,000	1,414,500
MEG Energy Corp.
7.00%, 03/31/2024 (B) (C)	2,000,000	1,645,000
Rockies Express Pipeline LLC
7.50%, 07/15/2038 (C)	2,000,000	2,275,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.38%, 02/01/2027 (C)	1,000,000	1,037,500
Williams Cos., Inc.
8.75%, 03/15/2032	950,000	1,223,125

Total Corporate Debt Securities (Cost $6,990,590)		7,595,125

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (D)	5,146,528	5,146,528

Total Securities Lending Collateral (Cost $5,146,528)		5,146,528

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.12% (D), dated 07/31/2017, to be repurchased at $13,811,269 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $14,089,069.	$ 13,811,223	13,811,223

Total Repurchase Agreement (Cost $13,811,223)		13,811,223

Total Investments (Cost $329,021,164) (E)		355,948,671
Net Other Assets (Liabilities) - (1.8)%		(6,431,941)

Net Assets - 100.0%		$ 349,516,730

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$187,035,290	$—	$—	$187,035,290
Convertible Preferred Stocks	5,083,105	—	—	5,083,105
Master Limited Partnerships	137,277,400	—	—	137,277,400
Corporate Debt Securities	—	7,595,125	—	7,595,125
Securities Lending Collateral	5,146,528	—	—	5,146,528
Repurchase Agreement	—	13,811,223	—	13,811,223

Total Investments	$334,542,323	$21,406,348	$—	$355,948,671

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,034,588. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $6,372,000, representing 1.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2017.
(E)	Aggregate cost for federal income tax purposes is $329,021,164. Aggregate gross unrealized appreciation and depreciation for all securities is $50,347,787 and $23,420,280, respectively. Net unrealized appreciation for tax purposes is $26,927,507.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Banks - 3.1%
Wells Fargo & Co.	148,500	$ 8,010,090

Beverages - 2.6%
PepsiCo, Inc.	58,000	6,763,380

Biotechnology - 3.3%
Celgene Corp. (A)	62,500	8,463,125

Chemicals - 6.5%
Ecolab, Inc.	67,000	8,821,890
Sherwin-Williams Co.	23,500	7,925,845

		16,747,735

Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B (A)	39,800	6,963,806

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	105,000	8,045,100

Food & Staples Retailing - 6.6%
Casey’s General Stores, Inc. (B)	72,500	7,739,375
CVS Health Corp.	117,000	9,351,810

		17,091,185

Health Care Technology - 3.0%
Cerner Corp. (A)	119,500	7,692,215

Insurance - 2.9%
Markel Corp. (A)	6,900	7,393,419

Internet & Direct Marketing Retail - 4.8%
Priceline Group, Inc. (A)	6,050	12,272,425

Internet Software & Services - 8.4%
Alphabet, Inc., Class A (A)	12,400	11,724,200
Facebook, Inc., Class A (A)	58,000	9,816,500

		21,540,700

IT Services - 13.5%
Broadridge Financial Solutions, Inc.	83,800	6,357,068
Cognizant Technology Solutions Corp., Class A	103,500	7,174,620
FleetCor Technologies, Inc. (A)	43,000	6,538,580
Mastercard, Inc., Class A	65,000	8,307,000
MAXIMUS, Inc., Class A	105,500	6,367,980

		34,745,248

Machinery - 3.6%
Middleby Corp. (A)	71,500	9,343,620

Multiline Retail - 3.2%
Dollar Tree, Inc. (A)	116,300	8,382,904

Oil, Gas & Consumable Fuels - 3.8%
Phillips 66	116,000	9,715,000

Pharmaceuticals - 6.4%
Allergan PLC	39,500	9,967,035
Novo Nordisk A/S, ADR	155,000	6,572,000

		16,539,035

Road & Rail - 3.0%
Union Pacific Corp.	74,300	7,649,928

	Shares	Value
COMMON STOCKS (continued)
Software - 2.5%
Intuit, Inc.	46,600	$ 6,393,986

Specialty Retail - 8.8%
Lowe’s Cos., Inc.	76,000	5,882,400
TJX Cos., Inc.	147,000	10,335,570
Tractor Supply Co.	114,500	6,425,740

		22,643,710

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	93,000	13,831,890

Trading Companies & Distributors - 2.4%
Fastenal Co.	146,500	6,293,640

Total Common Stocks (Cost $226,509,958)		256,522,141

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	7,823,475	7,823,475

Total Securities Lending Collateral (Cost $7,823,475)		7,823,475

Total Investments (Cost $234,333,433) (D)		264,345,616
Net Other Assets (Liabilities) - (2.7)%		(6,883,406)

Net Assets - 100.0%		$ 257,462,210

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$256,522,141	$—	$—	$256,522,141
Securities Lending Collateral	7,823,475	—	—	7,823,475

Total Investments	$264,345,616	$—	$—	$264,345,616

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $7,661,981. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $234,333,433. Aggregate gross unrealized appreciation and depreciation for all securities is $39,220,759 and $9,208,576, respectively. Net unrealized appreciation for tax purposes is $30,012,183.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	18,713	$ 3,673,923
L3 Technologies, Inc.	3,190	558,154
Northrop Grumman Corp.	10,262	2,700,240
United Technologies Corp.	13,054	1,547,813

		8,480,130

Air Freight & Logistics - 0.1%
FedEx Corp.	3,150	655,294

Airlines - 0.5%
Delta Air Lines, Inc.	50,855	2,510,203
United Continental Holdings, Inc. (A)	41,910	2,836,469

		5,346,672

Auto Components - 0.3%
Delphi Automotive PLC, Class A	23,617	2,135,449
Lear Corp.	4,523	670,264

		2,805,713

Automobiles - 0.3%
Ford Motor Co.	118,051	1,324,532
General Motors Co.	39,847	1,433,695

		2,758,227

Banks - 3.6%
Bank of America Corp.	480,266	11,584,016
Citigroup, Inc.	151,060	10,340,057
KeyCorp	130,803	2,359,686
PNC Financial Services Group, Inc.	8,900	1,146,320
Regions Financial Corp.	34,235	499,831
SunTrust Banks, Inc.	14,300	819,247
SVB Financial Group (A)	3,160	563,871
Wells Fargo & Co.	190,847	10,294,287
Zions Bancorporation	10,779	488,504

		38,095,819

Beverages - 1.8%
Brown-Forman Corp., Class B	12,100	597,740
Coca-Cola Co.	38,200	1,751,088
Constellation Brands, Inc., Class A	21,121	4,083,745
Molson Coors Brewing Co., Class B	49,820	4,432,984
PepsiCo, Inc.	76,702	8,944,220

		19,809,777

Biotechnology - 1.8%
AbbVie, Inc., Class G	14,200	992,722
Alexion Pharmaceuticals, Inc. (A)	7,399	1,016,179
Amgen, Inc.	1,910	333,314
Biogen, Inc. (A)	14,435	4,180,232
BioMarin Pharmaceutical, Inc. (A)	2,995	262,751
Celgene Corp. (A)	40,054	5,423,712
Gilead Sciences, Inc.	57,122	4,346,413
Vertex Pharmaceuticals, Inc. (A)	16,613	2,522,186

		19,077,509

Building Products - 0.3%
Allegion PLC	20,563	1,670,538
Masco Corp.	37,558	1,432,087

		3,102,625

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,600	$ 666,448
Bank of New York Mellon Corp.	78,232	4,148,643
BlackRock, Inc., Class A	1,085	462,785
Charles Schwab Corp.	119,763	5,137,833
Intercontinental Exchange, Inc.	44,400	2,961,924
Morgan Stanley	142,191	6,668,758
State Street Corp.	26,714	2,490,546

		22,536,937

Chemicals - 1.3%
Albemarle Corp.	4,800	555,840
Celanese Corp., Series A	9,880	950,160
Dow Chemical Co.	34,176	2,195,466
E.I. du Pont de Nemours & Co.	65,264	5,365,353
Eastman Chemical Co.	41,983	3,491,306
Mosaic Co.	54,661	1,319,517

		13,877,642

Communications Equipment - 0.2%
Cisco Systems, Inc.	71,533	2,249,713
Harris Corp.	3,440	393,777

		2,643,490

Construction Materials - 0.0% (B)
Vulcan Materials Co.	3,500	430,920

Consumer Finance - 0.6%
American Express Co.	22,800	1,943,244
Capital One Financial Corp.	22,643	1,951,374
Discover Financial Services	23,033	1,403,631
Synchrony Financial	21,320	646,422

		5,944,671

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	22,257	1,323,624
WestRock Co.	24,373	1,399,497

		2,723,121

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	52,793	9,237,191
Voya Financial, Inc.	9,154	359,203

		9,596,394

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	126,692	4,940,988
Verizon Communications, Inc.	62,349	3,017,692

		7,958,680

Electric Utilities - 1.6%
American Electric Power Co., Inc.	14,540	1,025,652
Duke Energy Corp.	17,100	1,455,552
Edison International	40,055	3,151,527
NextEra Energy, Inc.	38,729	5,657,920
PG&E Corp.	46,156	3,124,300
Xcel Energy, Inc.	66,518	3,146,966

		17,561,917

Electrical Equipment - 0.3%
Eaton Corp. PLC	45,503	3,560,610

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	52,095	4,187,917

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.2%
Halliburton Co.	19,596	$ 831,654
Schlumberger, Ltd.	25,540	1,752,044

		2,583,698

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	13,743	2,643,466
Boston Properties, Inc.	7,150	864,507
Brixmor Property Group, Inc.	17,300	338,907
Camden Property Trust	3,800	340,860
Digital Realty Trust, Inc.	4,800	553,632
Equinix, Inc.	2,749	1,239,057
Extra Space Storage, Inc.	12,200	969,900
Federal Realty Investment Trust	9,420	1,249,375
HCP, Inc.	30,162	954,627
Mid-America Apartment Communities, Inc.	3,010	311,625
Omega Healthcare Investors, Inc. (C)	9,440	298,210
Prologis, Inc., Class A	26,888	1,635,059
Public Storage	10,750	2,209,877
Regency Centers Corp.	6,543	433,277
SBA Communications Corp., Class A (A)	2,360	324,618
Vornado Realty Trust, Class A	13,400	1,063,290

		15,430,287

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	27,347	4,334,773
Wal-Mart Stores, Inc.	7,675	613,923
Walgreens Boots Alliance, Inc.	65,705	5,300,423

		10,249,119

Food Products - 0.6%
Archer-Daniels-Midland Co.	8,220	346,720
J.M. Smucker, Co.	1,797	219,054
Kraft Heinz Co.	16,805	1,469,765
Mondelez International, Inc., Class A	106,854	4,703,713

		6,739,252

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	83,875	4,124,973
Becton Dickinson and Co.	15,110	3,043,154
Boston Scientific Corp. (A)	133,916	3,564,844
Cooper Cos., Inc.	1,560	380,437
Danaher Corp.	18,409	1,500,149
Zimmer Biomet Holdings, Inc., Class A	17,757	2,154,279

		14,767,836

Health Care Providers & Services - 1.7%
Aetna, Inc.	18,380	2,836,218
Cigna Corp.	14,045	2,437,650
HCA Healthcare, Inc. (A)	3,977	319,512
Humana, Inc., Class A	7,170	1,657,704
UnitedHealth Group, Inc.	56,355	10,809,453

		18,060,537

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd., Class A	20,766	2,348,012
Starbucks Corp.	76,143	4,110,199
Yum! Brands, Inc.	10,430	787,256

		7,245,467

Household Durables - 0.3%
D.R. Horton, Inc.	21,136	754,344
Mohawk Industries, Inc. (A)	1,820	453,162
Newell Brands, Inc.	6,726	354,595

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	45,484	$ 1,110,719
Toll Brothers, Inc.	9,722	375,172

		3,047,992

Household Products - 0.7%
Kimberly-Clark Corp.	27,119	3,339,976
Procter & Gamble Co.	49,300	4,477,426

		7,817,402

Industrial Conglomerates - 1.4%
General Electric Co.	303,830	7,781,086
Honeywell International, Inc.	56,464	7,685,880

		15,466,966

Insurance - 1.6%
American International Group, Inc.	43,718	2,861,343
Arthur J. Gallagher & Co.	41,067	2,414,329
Chubb, Ltd.	29,916	4,381,497
Hartford Financial Services Group, Inc.	31,300	1,721,500
MetLife, Inc.	106,390	5,851,450

		17,230,119

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (A)	12,081	11,933,370
Priceline Group, Inc. (A)	600	1,217,100

		13,150,470

Internet Software & Services - 3.4%
Alphabet, Inc., Class A (A)	11,712	11,073,696
Alphabet, Inc., Class C (A)	11,855	11,031,077
Facebook, Inc., Class A (A)	85,483	14,467,998

		36,572,771

IT Services - 2.5%
Accenture PLC, Class A	68,238	8,790,419
Automatic Data Processing, Inc.	5,900	701,569
Fidelity National Information Services, Inc.	37,090	3,383,350
International Business Machines Corp.	10,379	1,501,530
Paychex, Inc.	4,970	287,514
Vantiv, Inc., Class A (A)	17,856	1,134,749
Visa, Inc., Class A	100,066	9,962,571
WEX, Inc. (A)	7,585	824,338

		26,586,040

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	22,234	1,329,371
Illumina, Inc. (A)	9,259	1,609,677
Thermo Fisher Scientific, Inc.	11,477	2,014,558

		4,953,606

Machinery - 1.5%
Deere & Co.	12,710	1,630,439
Fortive Corp.	4,594	297,415
Ingersoll-Rand PLC	56,484	4,963,814
PACCAR, Inc.	38,382	2,627,248
Parker-Hannifin Corp.	4,217	699,938
Snap-on, Inc.	10,843	1,671,990
Stanley Black & Decker, Inc.	31,468	4,427,233

		16,318,077

Media - 2.7%
Charter Communications, Inc., Class A (A)	16,293	6,385,390
Comcast Corp., Class A	192,590	7,790,265
DISH Network Corp., Class A (A)	29,876	1,912,960

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc. (C)	150,129	$ 879,756
Time Warner, Inc.	11,071	1,133,892
Twenty-First Century Fox, Inc., Class A	192,614	5,605,067
Walt Disney Co.	48,775	5,361,836

		29,069,166

Metals & Mining - 0.1%
Alcoa Corp. (A)	13,200	480,480
Newmont Mining Corp.	14,608	542,979

		1,023,459

Multi-Utilities - 0.3%
CMS Energy Corp.	47,530	2,197,787
NiSource, Inc., Class B	39,480	1,028,849

		3,226,636

Multiline Retail - 0.2%
Dollar General Corp.	7,423	557,913
Dollar Tree, Inc. (A)	14,000	1,009,120
Macy’s, Inc.	9,800	232,750

		1,799,783

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Class A	38,600	1,762,862
Apache Corp. (C)	11,855	586,586
Cabot Oil & Gas Corp.	13,657	339,650
Chevron Corp.	44,907	4,903,395
Concho Resources, Inc. (A)	8,916	1,161,398
Diamondback Energy, Inc. (A)	24,289	2,328,829
EOG Resources, Inc.	50,163	4,772,508
EQT Corp.	21,316	1,357,829
Exxon Mobil Corp.	102,927	8,238,277
Kinder Morgan, Inc.	45,656	932,752
Occidental Petroleum Corp.	60,684	3,758,160
Phillips 66	14,400	1,206,000
Pioneer Natural Resources Co.	22,828	3,723,247
Valero Energy Corp.	13,806	952,200

		36,023,693

Pharmaceuticals - 3.4%
Allergan PLC	22,076	5,570,437
Bristol-Myers Squibb Co.	83,625	4,758,263
Eli Lilly & Co.	58,961	4,873,716
Johnson & Johnson	52,401	6,954,661
Merck & Co., Inc.	67,238	4,295,163
Pfizer, Inc.	291,229	9,657,154

		36,109,394

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	4,123	644,713
Norfolk Southern Corp.	20,180	2,271,864
Union Pacific Corp.	63,587	6,546,918

		9,463,495

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	65,854	5,203,124
Broadcom, Ltd.	30,878	7,616,367
Lam Research Corp.	2,847	453,983
Microchip Technology, Inc.	20,200	1,616,808
NVIDIA Corp.	9,800	1,592,598
Texas Instruments, Inc.	85,178	6,931,786

		23,414,666

	Shares	Value
COMMON STOCKS (continued)
Software - 3.0%
Adobe Systems, Inc. (A)	55,571	$ 8,140,596
Microsoft Corp.	311,566	22,650,848
Oracle Corp.	8,434	421,110
Symantec Corp.	18,280	566,497
Workday, Inc., Class A (A)	7,217	736,928

		32,515,979

Specialty Retail - 2.3%
AutoZone, Inc. (A)	960	518,227
Best Buy Co., Inc.	20,326	1,185,819
Home Depot, Inc.	53,337	7,979,215
Lowe’s Cos., Inc.	68,316	5,287,658
O’Reilly Automotive, Inc. (A)	9,590	1,959,237
Ross Stores, Inc.	33,042	1,827,884
TJX Cos., Inc.	75,841	5,332,381

		24,090,421

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	171,481	25,504,369
HP, Inc.	135,019	2,578,863

		28,083,232

Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	21,300	1,257,765

Tobacco - 1.0%
Altria Group, Inc.	26,199	1,702,149
Philip Morris International, Inc.	74,418	8,685,325

		10,387,474

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	9,900	321,651

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	17,099	1,054,324

Total Common Stocks (Cost $484,319,450)		645,214,842

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII
7.68% (D)	12,963	354,019

Capital Markets - 0.0% (B)
State Street Corp.
Series D, 5.90% (D)	3,072	87,706

Electric Utilities - 0.0% (B)
SCE Trust III
Series H, 5.75% (D)	960	27,696

Total Preferred Stocks (Cost $456,527)		469,421

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 416,214	448,156
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043(E)	1,607,000	1,604,379

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	$ 230,000	$ 229,920
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	543,000	544,603
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.73% (D), 07/18/2027 (E)	755,000	758,132
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	711,457	715,474
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	820,005	810,937
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (E)	320,000	318,390
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	540,000	538,750
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.46% (D), 04/20/2026 (E)	1,565,000	1,560,709
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	282,803	286,146
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
2.64% (D), 04/15/2029 (E)	1,175,000	1,174,993
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	282,243	280,440
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	323,615	320,026
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	380,000	377,840
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	1,000,000	1,007,090
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,081,974
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.83% (D), 04/17/2027 (E)	750,000	750,048
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,100,000	1,097,963
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	497,165
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,005,092	1,005,976
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
2.52% (D), 10/17/2027 (E)	750,000	750,177
Series 2015-2A, Class A1AR,
2.58% (D), 07/20/2030 (E)	800,000	799,595
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,411,000	2,424,711

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 65,587	$ 65,668
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	148,174	147,989
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	126,161	125,980
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	104,381	104,432
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	108,501	109,041
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	539,372	539,140
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	116,169	116,019
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	440,280	429,948
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	836,648	841,738
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	400,000	401,151
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	880,170	890,789
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,009,278	1,017,788
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	744,130	750,564
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	787,285	794,453
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	793,750	800,608
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,358,633	1,373,046
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	682,725	681,316
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,307,964	1,303,888
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,147,653	1,158,155
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	985,848	995,347
Series 2017-3, Class A1,
2.75% (D), 06/25/2057 (E)	675,000	681,410
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
2.18% (D), 10/15/2018 (E)	1,250,000	1,250,893
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	359,128	358,173
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,130,185	1,130,024
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.96% (D), 10/20/2028 (E)	815,000	819,272

Total Asset-Backed Securities (Cost $36,265,864)		36,270,426

CORPORATE DEBT SECURITIES - 15.8%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	780,000	875,360
5.10%, 01/15/2044	160,000	182,224

		1,057,584

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 748,580	$ 747,832
3.70%, 04/01/2028	911,015	937,484
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	622,286	653,400
6.82%, 02/10/2024	1,117,749	1,275,631
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	495,083	545,641
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,512,317	1,557,687
US Airways Pass-Through Trust
5.38%, 05/15/2023	734,638	778,717

		6,496,392

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	349,429

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026 (C)	855,000	884,186
General Motors Co.
4.88%, 10/02/2023	905,000	978,064
6.25%, 10/02/2043	120,000	135,927

		1,998,177

Banks - 2.8%
Bank of America Corp.
4.10%, 07/24/2023	1,192,000	1,268,730
4.45%, 03/03/2026, MTN	1,069,000	1,127,241
5.75%, 12/01/2017	250,000	253,443
Bank One Capital III
8.75%, 09/01/2030	130,000	192,725
Bank One Corp.
8.00%, 04/29/2027	300,000	400,283
Barclays Bank PLC
10.18%, 06/12/2021 (E)	2,555,000	3,203,978
BNP Paribas SA
6.75% (D), 03/14/2022 (C) (E) (F)	190,000	206,625
Branch Banking & Trust Co.
3.80%, 10/30/2026	895,000	947,293
Citigroup, Inc.
1.70%, 04/27/2018	932,000	932,057
2.63% (D), 09/01/2023	810,000	827,650
3.38%, 03/01/2023	399,000	409,269
6.68%, 09/13/2043	60,000	81,142
Commerzbank AG
8.13%, 09/19/2023 (C) (E)	1,655,000	2,009,633
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	252,264
11.00% (D), 06/30/2019 (E) (F)	2,475,000	2,865,060
Discover Bank
3.45%, 07/27/2026	370,000	363,390
First Horizon National Corp.
3.50%, 12/15/2020	410,000	421,095
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	420,000	428,526
JPMorgan Chase & Co.
3.25%, 09/23/2022	2,099,000	2,167,390
3.38%, 05/01/2023	685,000	699,475
3.54% (D), 05/01/2028	660,000	664,301
4.85%, 02/01/2044	720,000	825,041
6.40%, 05/15/2038	410,000	548,856
6.75% (D), 02/01/2024 (F)	48,000	54,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase Bank NA
6.00%, 10/01/2017	$ 499,000	$ 502,696
KeyBank NA
3.40%, 05/20/2026, MTN	335,000	332,148
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,025,000	2,148,400
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	215,000	239,229
6.10%, 06/10/2023	270,000	300,779
6.40%, 10/21/2019	140,000	152,172
Societe Generale SA
5.00%, 01/17/2024 (E)	415,000	443,427
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	800,000	805,576
Toronto-Dominion Bank
3.63% (D), 09/15/2031	760,000	754,414
Wells Fargo & Co.
2.13%, 04/22/2019	526,000	529,329
3.58% (D), 05/22/2028, MTN	1,108,000	1,125,607
4.10%, 06/03/2026, MTN	405,000	422,743
5.38%, 11/02/2043	220,000	255,822
5.90% (D), 06/15/2024 (F)	139,000	150,989
Wells Fargo Bank NA
5.95%, 08/26/2036	320,000	407,285

		29,721,067

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	3,167,000	3,275,691
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048 (E)	1,090,000	1,150,078
Constellation Brands, Inc.
3.70%, 12/06/2026	304,000	312,261
Molson Coors Brewing Co.
2.10%, 07/15/2021	1,211,000	1,196,909
4.20%, 07/15/2046	129,000	127,458
Pernod Ricard SA
5.75%, 04/07/2021 (E)	1,095,000	1,223,798

		7,286,195

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	1,389,000	1,388,378
Amgen, Inc.
4.40%, 05/01/2045	183,000	192,061
Biogen, Inc.
4.05%, 09/15/2025	654,000	699,865
Celgene Corp.
2.88%, 08/15/2020	247,000	253,392
5.00%, 08/15/2045	1,352,000	1,537,297
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	211,000	208,375
4.15%, 03/01/2047	190,000	191,568

		4,470,936

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	844,000	896,281

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,220,000	1,277,561
7.30%, 06/28/2019	845,000	929,453
Charles Schwab Corp.
3.20%, 03/02/2027	300,000	302,823

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	$ 877,000	$ 889,680
3.80%, 06/09/2023	1,155,000	1,203,636
Deutsche Bank AG
2.48% (D), 08/20/2020	245,000	247,877
6.00%, 09/01/2017	490,000	491,603
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	701,000	711,057
5.75%, 01/24/2022	1,750,000	1,971,930
6.25%, 02/01/2041	130,000	169,905
6.75%, 10/01/2037	65,000	85,325
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	988,000	1,101,911
Morgan Stanley
5.00%, 11/24/2025	1,303,000	1,423,359
5.75%, 01/25/2021	1,785,000	1,980,115
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	545,000	598,244
UBS AG
1.80%, 03/26/2018	1,025,000	1,026,405
7.63%, 08/17/2022	730,000	868,700
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	403,000	428,015

		15,707,599

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	204,000	213,004
Monsanto Co.
4.40%, 07/15/2044	1,021,000	1,048,926

		1,261,930

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	196,936
3.85%, 11/15/2024 (E)	560,000	579,442
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	725,000	724,711

		1,501,089

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	176,635
Harris Corp.
5.55%, 10/01/2021	960,000	1,067,219

		1,243,854

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/09/2043 (E)	215,000	214,894
2.88%, 07/10/2046 (E)	607,000	604,535
3.17%, 04/09/2047 (E)	800,000	805,156

		1,624,585

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	780,000	813,979
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	945,000	1,004,461

		1,818,440

Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	710,000	720,650

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ally Financial, Inc. (continued)
4.13%, 03/30/2020	$ 915,000	$ 942,450
American Express Co.
4.05%, 12/03/2042	225,000	229,867
BMW US Capital LLC
2.80%, 04/11/2026 (C) (E)	754,000	736,870
Capital One Financial Corp.
2.50%, 05/12/2020	893,000	900,975
Discover Financial Services
3.75%, 03/04/2025	2,191,000	2,200,400

		5,731,212

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	520,000	569,226
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	426,262
5.75%, 10/15/2020	900,000	920,250

		1,915,738

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	72,429

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,381,000	1,465,820

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	1,592,000	1,611,067
3.40%, 05/15/2025	1,240,000	1,221,533
4.35%, 06/15/2045	345,000	312,564
4.60%, 02/15/2021	215,000	229,950
5.00%, 03/01/2021	115,000	125,062
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	163,366
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	205,000	235,238
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	147,150
Verizon Communications, Inc.
5.15%, 09/15/2023	1,398,000	1,555,391
5.50%, 03/16/2047	1,052,000	1,127,219

		6,728,540

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	462,626
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	150,416
8.88%, 11/15/2018	28,000	30,429
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,394,000	1,407,232
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	216,757
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	124,628
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	433,621
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	955,256
5.30%, 06/01/2042	75,000	90,443

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 1,077,000	$ 1,130,933
5.75%, 04/01/2037	125,000	157,283

		5,159,624

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.88%, 01/12/2028	870,000	877,175

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	459,000	468,543
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	111,045
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	100,800

		680,388

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	754,000	743,627
EPR Properties
4.50%, 04/01/2025	730,000	746,486
4.75%, 12/15/2026	861,000	890,505
HCP, Inc.
3.40%, 02/01/2025	1,090,000	1,089,280
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	977,961
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	892,338
6.63%, 06/01/2020	605,000	670,878
Realty Income Corp.
3.88%, 07/15/2024	750,000	775,160
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	680,000	687,461
4.13%, 06/01/2021	275,000	287,121

		7,760,817

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.13%, 06/01/2021	789,000	784,055
5.30%, 12/05/2043	162,000	189,144
Kroger Co.
2.80%, 08/01/2022	437,000	440,131
Sysco Corp.
3.25%, 07/15/2027	641,000	640,351
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	157,343
4.30%, 04/22/2044	635,000	705,538
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,221,000	1,265,172

		4,181,734

Food Products - 0.2%
Conagra Brands, Inc.
3.20%, 01/25/2023	525,000	530,312
Kraft Heinz Foods Co.
2.80%, 07/02/2020	182,000	185,603
4.88%, 02/15/2025 (E)	390,000	419,884
Tyson Foods, Inc.
3.95%, 08/15/2024	412,000	436,970

		1,572,769

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	1,367,000	1,410,493

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
3.70%, 06/06/2027	$ 1,436,000	$ 1,456,312
Boston Scientific Corp.
2.65%, 10/01/2018	588,000	593,625
Medtronic, Inc.
4.63%, 03/15/2045	700,000	793,723

		4,254,153

Health Care Providers & Services - 0.2%
Anthem, Inc.
1.88%, 01/15/2018	239,000	239,167
2.30%, 07/15/2018	564,000	567,374
3.30%, 01/15/2023	75,000	77,560
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	195,518
HCA Healthcare, Inc.
6.25%, 02/15/2021	255,000	276,994
UnitedHealth Group, Inc.
3.38%, 11/15/2021	428,000	447,493

		1,804,106

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	561,000	597,863
Newell Brands, Inc.
4.20%, 04/01/2026	201,000	215,027

		812,890

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
6.63%, 03/15/2023	700,000	724,938

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,356,000	2,483,907
5.50%, 01/08/2020, MTN	475,000	517,179
6.88%, 01/10/2039, MTN	818,000	1,182,207

		4,183,293

Insurance - 0.5%
American International Group, Inc.
8.18% (D), 05/15/2068	36,000	49,140
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	755,000	782,998
CNA Financial Corp.
5.88%, 08/15/2020	775,000	858,164
Enstar Group, Ltd.
4.50%, 03/10/2022	285,000	295,148
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	213,041
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	38,000	42,331
Lincoln National Corp.
8.75%, 07/01/2019	243,000	273,288
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	200,000	202,035
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	900,000	932,302
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	306,000	498,284
Reinsurance Group of America, Inc.
3.91% (D), 12/15/2065	1,442,000	1,384,320

		5,531,051

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.0% (B)
Mastercard, Inc. 2.00%, 04/01/2019	$ 173,000	$ 174,466
3.38%, 04/01/2024	278,000	291,240

		465,706

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	667,000	672,415

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	482,882

Media - 0.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	190,000	196,650
CBS Corp.
5.75%, 04/15/2020	636,000	695,696
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	715,013
Comcast Corp.
5.88%, 02/15/2018	326,000	333,340
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	214,000
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	982,815
4.45%, 01/15/2043	274,000	293,321

		3,430,835

Metals & Mining - 0.1%
Anglo American Capital PLC
4.75%, 04/10/2027 (E)	230,000	244,950
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	140,000	150,279
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	140,000	135,275
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	3,000	3,068

		533,572

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	73,217
4.88%, 03/01/2044	152,000	169,987
Dominion Energy, Inc.
2.58%, 07/01/2020	516,000	520,855
DTE Electric Co.
4.30%, 07/01/2044	1,034,000	1,118,245
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN (C)	455,000	460,412

		2,342,716

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	684,000	767,588
Apache Corp.
4.25%, 01/15/2044	47,000	44,479
4.75%, 04/15/2043	65,000	66,115
BP Capital Markets PLC
3.12%, 05/04/2026	1,426,000	1,434,292
Continental Resources, Inc.
3.80%, 06/01/2024	210,000	194,250
Energy Transfer, LP
5.15%, 02/01/2043	600,000	573,556
5.95%, 10/01/2043	535,000	562,341

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
4.85%, 07/15/2026	$ 436,000	$ 459,009
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	292,285
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	502,069
3.04%, 03/01/2026	975,000	994,344
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	142,835
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	177,523
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	858,000	885,526
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	186,525
Murphy Oil Corp.
3.50%, 12/01/2017	250,000	250,938
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,854
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	84,644
8.25%, 03/01/2019	139,000	152,099
Petrobras Global Finance BV
5.38%, 01/27/2021	250,000	256,875
6.25%, 03/17/2024	350,000	364,875
Petroleos Mexicanos
3.50%, 01/30/2023	910,000	891,800
6.88%, 08/04/2026	450,000	508,905
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	945,000	1,002,478
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	790,000	802,427
Shell International Finance BV
2.50%, 09/12/2026	873,000	844,686
3.75%, 09/12/2046	195,000	188,485
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	126,897
4.63%, 03/01/2034	110,000	119,938
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	241,952
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	63,340
7.88%, 09/01/2021	100,000	117,000
Williams Partners, LP
5.40%, 03/04/2044	104,000	110,723

		13,422,653

Pharmaceuticals - 0.3%
Actavis, Inc.
3.25%, 10/01/2022	545,000	561,272
Allergan Funding SCS
3.80%, 03/15/2025	667,000	693,367
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	783,000	810,825
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	833,000	822,586

		2,888,050

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (E)	639,000	640,750
7.13%, 10/15/2020 (E)	1,312,000	1,492,935

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 40,000	$ 41,186
3.75%, 04/01/2024	37,000	39,418

		2,214,289

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.88%, 05/11/2024	955,000	966,693
KLA-Tencor Corp.
4.13%, 11/01/2021	520,000	551,594
QUALCOMM, Inc.
3.25%, 05/20/2027	878,000	884,242

		2,402,529

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,355,000	1,401,097

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	1,342,000	1,376,055
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	748,000	833,145
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	978,000	1,012,067
HP, Inc.
3.75%, 12/01/2020	35,000	36,611
Seagate HDD Cayman
4.88%, 06/01/2027	207,000	197,773

		3,455,651

Tobacco - 0.0% (B)
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	340,000	378,695

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	741,000	875,600

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	205,672
4.38%, 07/16/2042 (C)	300,000	305,913
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	925,037
4.88%, 08/15/2040 (E)	525,000	559,606
6.11%, 01/15/2040 (E)	1,799,000	1,935,963
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	588,000	636,510
Sprint Corp.
7.88%, 09/15/2023	155,000	175,925
T-Mobile USA, Inc.
6.84%, 04/28/2023	15,000	15,919

		4,760,545

Total Corporate Debt Securities (Cost $165,452,750)		168,617,470

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	330,330

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	$ 235,000	$ 244,106
4.50%, 01/28/2026	650,000	691,275

		935,381

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	658,258
5.38%, 10/17/2023 (C) (E)	315,000	351,342

		1,009,600

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	1,070,000	1,126,710

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025 (C)	125,000	164,219

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	279,675

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	200,000	202,841
3.50%, 08/22/2017	515,000	515,467

		718,308

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	448,011

Total Foreign Government Obligations (Cost $4,869,932)		5,012,234

MORTGAGE-BACKED SECURITIES - 3.6%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	700,000	738,106
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	120,780
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,137,316
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,041,975
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	600,000	620,787
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	27,089	27,325
Series 2009-RR6, Class 2A1,
3.37% (D), 08/26/2035 (E)	281,578	280,686
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	90,231	90,868
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	1,550,000	1,597,335
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	153,020
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	235,390

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	$ 680,556	$ 694,399
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	449,222
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	77,816	77,394
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	112,553
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,192,047
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	265,000	281,010
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	1,500,000	1,527,434
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	526,934
Commercial Mortgage Pass Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	834,416
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	61,274	61,312
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,063,691
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.04% (D), 08/26/2036 (E)	320,422	318,191
CSMC Trust
Series 2014-4R, Class 21A1,
1.55% (D), 12/27/2035 (E)	693,799	672,081
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	318,900
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	674,164
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	702,514
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.29% (D), 12/26/2037 (E)	33,683	33,696
Series 2009-R7, Class 1A1,
3.16% (D), 02/26/2036 (E)	192,978	191,368
Series 2009-R9, Class 1A1,
3.05% (D), 08/26/2046 (E)	10,563	10,574
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	366,271
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,168,744	1,224,421
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
6.20% (D), 05/26/2037 (E)	351,167	352,187
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.19% (D), 09/15/2045	110,000	111,077
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.82% (D), 06/12/2050	24,535	24,501

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	$ 405,000	$ 406,428
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	331,246
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,250,000	1,239,215
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	3,287	3,295
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	817,654	809,538
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	930,000	930,319
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,085,000	2,087,132
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	387,686	404,513
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	165,445	170,767
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	408,760	424,325
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	306,415	310,477
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	725,950	753,307
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	480,231	497,784
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	498,632	509,451
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	577,858	598,415
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,457,583	1,523,064
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	688,543	719,958
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,005,776	2,092,243
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	843,620	882,195
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,432,212
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	956,843
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.81% (D), 05/25/2035	349,959	338,168
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	407,599
SCG Trust
Series 2013-SRP1, Class A,
2.81% (D), 11/15/2026 (E)	230,000	228,264
Series 2013-SRP1, Class AJ,
3.11% (D), 11/15/2026 (E)	770,000	766,044

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	$ 560,000	$ 576,874
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
3.73% (D), 06/15/2029 (E)	695,000	699,808

Total Mortgage-Backed Securities (Cost $37,824,684)		37,963,429

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	64,895
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	428,292
7.60%, 11/01/2040	350,000	547,477
7.70%, 11/01/2030	340,000	398,300
7.95%, 03/01/2036	905,000	1,034,469
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	41,764

		2,515,197

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	45,224

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	81,653

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	62,269
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	61,777
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	49,281
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	83,870

		257,197

Total Municipal Government Obligations (Cost $2,846,989)		2,899,271

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	407,811	450,034
5.50%, 09/01/2018 - 06/01/2041	157,906	175,365
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	614,419
2.01% (D), 02/01/2043	99,374	101,933

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.50%, TBA (G) (H)	$ 3,515,000	$ 3,544,246
3.00%, TBA (G) (H)	28,904,000	29,166,862
3.33% (D), 10/25/2023	190,000	198,962
3.50%, 07/01/2028 - 11/01/2028	504,651	528,769
3.50%, TBA (G) (H)	18,395,000	18,966,047
4.00%, 04/01/2026 - 06/01/2042	133,393	141,211
4.00%, TBA (G) (H)	4,517,000	4,755,377
4.50%, 02/01/2025 - 06/01/2026	331,883	349,237
5.00%, 05/01/2018 - 11/01/2039	1,728,955	1,920,206
5.00%, TBA (G) (H)	3,318,000	3,627,248
5.50%, 07/01/2019 - 12/01/2041	1,370,284	1,558,797
6.00%, 08/01/2036 - 06/01/2041	915,626	1,044,779
6.50%, 05/01/2040	177,351	201,860
Government National Mortgage Association, Interest Only STRIPS
0.79% (D), 02/16/2053	669,054	31,998

Total U.S. Government Agency Obligations (Cost $67,060,813)		67,377,350

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury - 7.5%
U.S. Treasury Bond
2.25%, 08/15/2046	3,429,000	2,983,765
2.50%, 02/15/2045 - 05/15/2046	8,372,000	7,721,511
2.75%, 08/15/2042	2,611,500	2,557,943
2.88%, 08/15/2045	430,000	427,984
3.13%, 02/15/2042	1,250,000	1,311,426
3.50%, 02/15/2039	3,780,000	4,239,062
3.63%, 02/15/2044	8,170,000	9,320,500
4.50%, 02/15/2036	3,864,500	4,956,523
4.75%, 02/15/2037	4,029,000	5,333,546
5.25%, 02/15/2029	1,022,000	1,318,300
U.S. Treasury Note
0.63%, 09/30/2017	1,618,000	1,616,835
0.75%, 01/31/2018	1,239,000	1,236,427
1.00%, 09/15/2017 - 11/30/2019	3,718,900	3,713,747
1.13%, 06/30/2021 - 09/30/2021	2,415,000	2,360,288
1.25%, 11/30/2018	7,749,000	7,744,761
1.50%, 08/15/2026	439,000	411,631
1.63%, 03/31/2019 - 05/15/2026	14,285,100	13,978,912
1.75%, 11/30/2021 - 05/15/2023	2,572,000	2,549,674
1.88%, 11/30/2021	943,000	947,678
2.00%, 12/31/2021 - 02/15/2025	2,747,000	2,742,596
2.25%, 11/15/2024	910,000	917,038
2.50%, 08/15/2023 - 05/15/2024	1,902,300	1,955,332

		80,345,479

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,183,346	1,325,732
2.50%, 01/15/2029	2,631,458	3,179,643
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	3,911,124	3,988,799

		8,494,174

Total U.S. Government Obligations (Cost $88,161,027)		88,839,653

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 4.7%
Banks - 0.7%
Macquarie Bank, Ltd.
1.33% (I), 09/22/2017	$ 3,900,000	$ 3,892,620
Standard Chartered Bank
1.32% (I), 10/27/2017	3,250,000	3,239,790

		7,132,410

Capital Markets - 0.3%
Cedar Spring Capital
1.22% (I), 08/09/2017	3,750,000	3,749,000

Diversified Financial Services - 3.4%
Alpine Securitization, Ltd.
1.24% (I), 08/02/2017	2,000,000	1,999,932
Angelsea Funding PLC
1.29% (I), 08/07/2017	4,000,000	3,999,153
Atlantic Asset Securitization LLC
1.35% (I), 10/05/2017	3,000,000	2,992,796
Barton Capital Corp.
1.17% (I), 08/03/2017	500,000	499,968
1.35% (I), 10/16/2017	3,500,000	3,490,173
Cancara Asset Securitisation LLC
1.32% (I), 10/05/2017	425,000	424,002
Kells Funding LLC
1.14% (I), 08/04/2017	3,750,000	3,749,650
Liberty Funding LLC
1.32% (I), 10/05/2017	3,275,000	3,267,313
Mont Blanc Capital Corp.
1.27% (I), 08/30/2017	1,900,000	1,898,087
NIEUW Amsterdam Receivable
1.28% (I), 09/13/2017	4,000,000	3,993,980
Old Line Funding LLC
1.31% (I), 10/12/2017	2,300,000	2,294,066
Sheffield Receivable
1.31% (I), 09/28/2017	1,500,000	1,496,883
1.35% (I), 10/11/2017	2,000,000	1,994,754
Victory Receivables Corp.
1.33% (I), 10/06/2017	3,850,000	3,840,754

		35,941,511

Health Care Providers & Services - 0.1%
United Healthcare
1.29% (I), 08/09/2017	1,300,000	1,299,633

Software - 0.2%
Manhattan Asset Funding Co. LLC
1.31% (I), 10/11/2017	2,100,000	2,094,657

Total Commercial Paper (Cost $50,217,211)		50,217,211

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.90% (I), 08/10/2017	2,761,000	2,760,348
0.97% (I), 09/21/2017	100,000	99,861
0.98% (I), 09/21/2017	2,832,000	2,828,058
1.04% (I), 10/12/2017	2,750,000	2,744,057
1.10% (I), 10/19/2017	1,835,000	1,830,600

Total Short-Term U.S. Government Obligations (Cost $10,263,379)		10,262,924

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (I)	9,011,736	$ 9,011,736

Total Securities Lending Collateral (Cost $9,011,736)		9,011,736

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.12% (I), dated 07/31/2017, to be repurchased at $13,113,744 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (I), due 11/03/2017, and with a value of $13,376,767.	$ 13,113,700	13,113,700

Total Repurchase Agreement (Cost $13,113,700)		13,113,700

Total Investments (Cost $969,864,062) (J)		1,135,269,667
Net Other Assets (Liabilities) - (6.2)%		(66,020,080)

Net Assets - 100.0%		$ 1,069,249,587

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS: (K)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	76	09/15/2017	$138,103	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$645,214,842	$—	$—	$645,214,842
Preferred Stocks	469,421	—	—	469,421
Asset-Backed Securities	—	36,270,426	—	36,270,426
Corporate Debt Securities	—	168,617,470	—	168,617,470
Foreign Government Obligations	—	5,012,234	—	5,012,234
Mortgage-Backed Securities	—	37,963,429	—	37,963,429
Municipal Government Obligations	—	2,899,271	—	2,899,271
U.S. Government Agency Obligations	—	67,377,350	—	67,377,350
U.S. Government Obligations	—	88,839,653	—	88,839,653
Commercial Paper	—	50,217,211	—	50,217,211
Short-Term U.S. Government Obligations	—	10,262,924	—	10,262,924
Securities Lending Collateral	9,011,736	—	—	9,011,736
Repurchase Agreement	—	13,113,700	—	13,113,700

Total Investments	$654,695,999	$480,573,668	$—	$1,135,269,667

Other Financial Instruments
Futures Contracts (M)	$138,103	$—	$—	$138,103

Total Other Financial Instruments	$138,103	$—	$—	$138,103

LIABILITIES

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,824,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $105,770,989, representing 9.9% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Cash deposit due to broker in the amount of $269,270 has been segregated as collateral for open TBA commitment transactions.
(H)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(I)	Rates disclosed reflect the yields at July 31, 2017.
(J)	Aggregate cost for federal income tax purposes is $969,864,062. Aggregate gross unrealized appreciation and depreciation for all securities is $172,666,825 and $7,261,220, respectively. Net unrealized appreciation for tax purposes is $165,405,605.
(K)	Cash on deposit with custodian in the amount of $393,034 has been segregated as collateral to cover margin requirements for open futures contracts.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
International Alternative Funds - 31.7%
Transamerica Global Multifactor Macro (A)	2,608,491	$ 23,450,335
Transamerica Unconstrained Bond (A)	3,083,873	31,332,146

		54,782,481

International Equity Funds - 7.4%
Transamerica Developing Markets Equity (A)	291,598	3,397,118
Transamerica Emerging Markets Equity (A)	304,679	3,247,877
Transamerica Global Real Estate Securities (A)	436,812	6,202,735

		12,847,730

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (A)	1,086,854	11,868,451
Transamerica Inflation Opportunities (A)	1,718,594	17,185,941

		29,054,392

U.S. Alternative Funds - 32.5%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E) (F)	22,689	220,318
Transamerica Event Driven (A)	1,910,769	19,489,847
Transamerica Long/Short Strategy (A)	2,804,316	18,312,186
Transamerica Managed Futures Strategy (A)	2,423,296	18,295,887

		56,318,238

U.S. Fixed Income Funds - 8.2%
Transamerica Core Bond (A)	346,196	3,458,497
Transamerica High Yield Bond (A)	1,121,687	10,633,594

		14,092,091

U.S. Mixed Allocation Fund - 2.8%
Transamerica MLP & Energy Income (A)	617,147	4,887,801

Total Investment Companies (Cost $176,218,171)		171,982,733

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.12% (G), dated 07/31/2017, to be repurchased at $530,080 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.08% (G), due 10/20/2017, and with a value of $543,700.	$ 530,078	530,078

Total Repurchase Agreement (Cost $530,078)		530,078

Total Investments (Cost $176,748,249) (H)		172,512,811
Net Other Assets (Liabilities) - 0.3%		572,335

Net Assets - 100.0%		$ 173,085,146

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$171,762,415	$—	$—	$171,762,415
Repurchase Agreement	—	530,078	—	530,078

Total	$171,762,415	$530,078	$—	$172,292,493

Investment Companies Measured at Net Asset Value (J)				220,318

Total Investments				$172,512,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in an affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2017, value of the security is $220,318, representing 0.1% of the Fund’s net assets.
(E)	Illiquid security. At July 31, 2017, the value of such securities amounted to $220,318 or 0.1% of the Fund’s net assets.
(F)	Restricted security. At July 31, 2017, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$220,318	0.1%

(G)	Rates disclosed reflect the yields at July 31, 2017.
(H)	Aggregate cost for federal income tax purposes is $176,748,249. Aggregate gross unrealized appreciation and depreciation for all securities is $4,140,853 and $8,376,291, respectively. Net unrealized depreciation for tax purposes is $4,235,438.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.4%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,959,220
Apidos CLO XIX
Series 2014-19A, Class BR,
2.85% (B), 10/17/2026 (A)	10,000,000	9,999,930
BlueMountain CLO, Ltd.
Series 2014-3A, Class A2R,
2.90% (B), 10/15/2026 (A)	14,000,000	13,999,902
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	5,214,941	5,163,665
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	10,916,267	10,985,595
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	9,842,557	9,846,313
CIFC Funding, Ltd.
Series 2014-2A, Class A2LR,
2.74% (B), 05/24/2026 (A)	7,000,000	6,999,930
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1.61% (B), 12/25/2033	1,606,484	1,596,458
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1.38% (B), 03/25/2047	10,417,530	9,769,048
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	2,531,407	2,516,160
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	3,836,923	3,818,333
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	1,395,194	1,387,291
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A,
2.11%, 03/23/2020 (A)	1,357,972	1,356,039
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3.16% (B), 03/08/2029 (A)	9,000,000	9,015,876
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class AT1,
2.38%, 10/15/2048 (A)	9,000,000	8,954,730
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R,
3.01% (B), 10/22/2025 (A)	10,000,000	9,999,950
Hertz Vehicle Financing LLC
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,164,892
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	1,947,568	1,942,383
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	3,930,969	3,871,418
Series 2014-AA, Class B,
2.07% (B), 11/25/2026 (A)	5,990,047	5,922,767
KVK CLO, Ltd.
Series 2014-1A, Class BR,
2.98% (B), 05/15/2026 (A)	9,135,000	9,136,270
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
2.63% (B), 10/28/2025 (A)	10,000,000	9,999,980

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	$ 4,450,747	$ 4,462,133
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	4,501,478	4,465,775
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	5,095,294	5,073,058
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	10,000,000	9,943,169
Newstar Trust
Series 2012-2A, Class A,
3.21% (B), 01/20/2023 (A)	2,799,309	2,800,227
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	20,095,000	20,057,784
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	15,900,000	15,828,525
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	993,494	999,129
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	5,534,107	5,506,860
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	8,477,006	8,491,000
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	16,491,245	16,505,753
Sierra Timeshare Receivables Funding LLC
Series 2013-2A, Class C,
4.75% (B), 11/20/2025 (A)	3,570,408	3,583,475
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,703,146	1,701,019
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	1,703,146	1,701,709
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	3,274,410	3,267,344
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	3,626,986	3,634,609
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,236,092	1,236,698
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,510,780	1,518,287
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	2,263,870	2,260,254
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	2,978,682	2,974,854
SLM Student Loan Trust
Series 2006-1, Class B,
1.51% (B), 01/25/2027	9,160,000	8,803,471
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	8,032,957	8,146,254
Spirit Master Funding LLC
Series 2014-2A, Class A,
5.76%, 03/20/2042 (A)	6,522,605	6,867,846
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	11,620,113	11,690,806
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	18,000,000	17,853,066

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	$ 5,482,295	$ 5,432,957
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class B1R,
2.85% (B), 04/18/2026 (A)	8,000,000	7,999,944
TICP CLO, Ltd.
Series 2014-3A, Class B1R,
2.91% (B), 01/20/2027 (A)	10,000,000	10,001,060
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,608,151	3,651,680
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	11,966,247	12,067,145
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	11,302,886	11,279,559
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	14,355,787	14,382,947
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	20,784,274	20,974,459
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	9,618,029	9,710,701
Series 2017-3, Class A1,
2.75% (B), 06/25/2057 (A)	9,600,000	9,691,162
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,997,957
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	5,960,058	5,997,361
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	6,451,388	6,437,358
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	9,090,620	9,089,325
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	2,541,480	2,546,875

Total Asset-Backed Securities (Cost $483,548,791)		485,039,745

CORPORATE DEBT SECURITIES - 66.5%
Aerospace & Defense - 0.3%
Bombardier, Inc.
4.75%, 04/15/2019 (A)	3,020,000	3,084,175
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,226,981

		10,311,156

Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
5.13%, 04/01/2019	5,500,000	5,809,529

Airlines - 1.6%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	759,473	797,447
8.06%, 01/02/2022	6,170,524	6,941,839
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	14,571,199	15,099,405
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	565,637	602,404
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	10,112,872
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	12,464,194	12,962,762

		46,516,729

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 (A)	$ 2,990,000	$ 3,119,865

Banks - 13.6%
Bank of America Corp.
2.63%, 04/19/2021, MTN	17,650,000	17,807,156
2.73% (B), 04/19/2021, MTN	3,700,000	3,810,053
5.88%, 01/05/2021	3,000,000	3,342,897
6.88%, 04/25/2018, MTN	7,983,000	8,276,176
Citigroup, Inc.
2.29% (B), 12/08/2021	5,000,000	5,069,870
2.90%, 12/08/2021	15,000,000	15,213,180
Citizens Bank NA
2.50%, 03/14/2019, MTN	5,000,000	5,041,190
Compass Bank
2.88%, 06/29/2022	8,476,000	8,471,058
Cooperatieve Rabobank UA
11.00% (B), 06/30/2019 (A) (C)	23,684,000	27,416,598
Discover Bank
3.10%, 06/04/2020	12,563,000	12,868,947
7.00%, 04/15/2020	16,576,000	18,400,338
Fifth Third Bank
2.30%, 03/15/2019	12,040,000	12,150,780
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,380,818
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	14,950,056
7.25%, 12/15/2021	6,340,000	7,511,645
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,643,475
JPMorgan Chase & Co.
2.55%, 10/29/2020	22,140,000	22,456,602
4.25%, 10/15/2020	6,865,000	7,319,470
6.30%, 04/23/2019	5,000,000	5,376,215
JPMorgan Chase Bank NA
6.00%, 10/01/2017	5,470,000	5,510,516
Lloyds Banking Group PLC
3.00%, 01/11/2022	10,000,000	10,107,360
3.10%, 07/06/2021	2,280,000	2,321,827
National City Corp.
6.88%, 05/15/2019	3,000,000	3,257,670
PNC Bank NA
1.54% (B), 05/19/2020	7,000,000	7,020,230
Regions Bank
7.50%, 05/15/2018	23,306,000	24,336,591
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	7,305,000	7,940,111
Santander Bank NA
8.75%, 05/30/2018	16,309,000	17,183,537
Santander Holdings USA, Inc.
2.70%, 05/24/2019	5,094,000	5,139,342
Svenska Handelsbanken AB
2.23% (B), 10/01/2020	13,900,000	13,959,061
2.45% (B), 03/30/2021, MTN	6,885,000	7,050,639
Synovus Financial Corp.
7.88%, 02/15/2019	17,282,000	18,712,950
US Bank NA
2.13%, 10/28/2019	21,212,000	21,382,884
Wells Fargo & Co.
1.99% (B), 01/30/2020, MTN	16,405,000	16,559,207
2.13%, 04/22/2019	3,762,000	3,785,806
2.34% (B), 07/26/2021	9,963,000	10,162,489

		401,936,744

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc.
2.57% (B), 02/01/2021	$ 9,333,000	$ 9,695,998
2.65%, 02/01/2021	17,902,000	18,204,651
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	6,927,000	7,524,003
Constellation Brands, Inc.
3.75%, 05/01/2021	12,965,000	13,564,852
Molson Coors Brewing Co.
2.10%, 07/15/2021	17,830,000	17,622,530
Pernod Ricard SA
5.75%, 04/07/2021 (A)	9,466,000	10,579,429

		77,191,463

Biotechnology - 0.9%
AbbVie, Inc.
2.50%, 05/14/2020	15,180,000	15,418,660
Amgen, Inc.
4.50%, 03/15/2020	3,695,000	3,926,392
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	5,112,110
Gilead Sciences, Inc.
2.55%, 09/01/2020	2,841,000	2,899,351

		27,356,513

Capital Markets - 7.1%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	18,320,000	20,150,974
Bank of New York Mellon Corp.
2.05% (B), 08/17/2020, MTN	6,000,000	6,120,792
Deutsche Bank AG
2.48% (B), 08/20/2020 (D)	10,275,000	10,395,649
2.75% (B), 01/18/2019 (D)	9,964,000	10,097,039
Goldman Sachs Group, Inc.
2.04% (B), 12/13/2019	12,000,000	12,095,460
2.75%, 09/15/2020	8,948,000	9,076,377
7.50%, 02/15/2019, MTN	17,297,000	18,747,146
Lazard Group LLC
4.25%, 11/14/2020	10,890,000	11,562,741
Morgan Stanley
2.46% (B), 01/27/2020	7,937,000	8,063,452
2.69% (B), 02/01/2019, MTN	8,000,000	8,121,672
2.71% (B), 04/21/2021, MTN	4,982,000	5,143,591
3.70% (B), 08/31/2017, MTN	1,500,000	1,486,875
5.75%, 01/25/2021	5,000,000	5,546,540
7.30%, 05/13/2019, MTN	12,235,000	13,359,152
Raymond James Financial, Inc.
8.60%, 08/15/2019	8,748,000	9,875,145
State Street Corp.
2.08% (B), 08/18/2020	16,120,000	16,451,750
2.55%, 08/18/2020	6,005,000	6,127,640
UBS AG
2.20%, 06/08/2020 (A)	9,800,000	9,852,499
UBS Group Funding Switzerland AG
2.74% (B), 09/24/2020 (A)	26,205,000	26,772,993

		209,047,487

Chemicals - 1.4%
Dow Chemical Co.
8.55%, 05/15/2019	24,461,000	27,320,197
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	6,000,000	6,051,102
Sherwin-Williams Co.
2.25%, 05/15/2020	9,500,000	9,556,620

		42,927,919

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
1.82% (B), 05/22/2020	$ 5,975,000	$ 5,991,216

Consumer Finance - 3.1%
Ally Financial, Inc.
3.50%, 01/27/2019	12,000,000	12,180,000
8.00%, 03/15/2020	5,717,000	6,488,795
American Express Credit Corp.
1.88%, 05/03/2019, MTN	9,960,000	9,986,145
1.93% (B), 05/26/2020, MTN	5,000,000	5,037,215
2.60%, 09/14/2020, MTN	8,694,000	8,848,840
Capital One Financial Corp.
2.50%, 05/12/2020	11,288,000	11,388,813
Ford Motor Credit Co. LLC
2.10% (B), 11/04/2019	4,750,000	4,781,250
5.00%, 05/15/2018	8,225,000	8,429,424
General Motors Financial Co., Inc.
2.86% (B), 01/15/2020 (D)	3,150,000	3,207,922
3.20%, 07/06/2021	9,970,000	10,122,262
3.36% (B), 01/15/2019	5,084,000	5,189,315
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,661,063

		93,321,044

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	3,035,000	3,118,463
Avery Dennison Corp.
6.63%, 10/01/2017 (A)	15,000,000	15,121,905

		18,240,368

Diversified Consumer Services - 0.1%
Princeton University
4.95%, 03/01/2019	3,805,000	4,001,536

Diversified Financial Services - 2.6%
AIG Global Funding
2.15%, 07/02/2020 (A)	4,895,000	4,905,612
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,800,000	5,862,292
Jefferies Group LLC
8.50%, 07/15/2019	7,475,000	8,345,299
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	19,410,000	21,490,073
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	21,300,374
Protective Life Global Funding
2.70%, 11/25/2020 (A)	15,000,000	15,165,615

		77,069,265

Diversified Telecommunication Services - 2.3%
AT&T, Inc.
3.20%, 03/01/2022 (D)	9,960,000	10,174,508
5.80%, 02/15/2019	3,012,000	3,193,446
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	9,573,750
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,552,690
Verizon Communications, Inc.
1.72% (B), 05/22/2020	9,000,000	9,019,674
4.50%, 09/15/2020	16,958,000	18,131,629

		68,645,697

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 2.3%
Entergy Texas, Inc.
7.13%, 02/01/2019	$ 22,351,000	$ 24,014,004
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,203,588
6.80%, 09/01/2018	8,000,000	8,430,848
PPL Capital Funding, Inc.
1.90%, 06/01/2018 (D)	11,500,000	11,522,034
Southern California Edison Co.
1.85%, 02/01/2022	18,928,572	18,744,434

		67,914,908

Electronic Equipment, Instruments & Components - 0.2%
Tyco Electronics Group SA
6.55%, 10/01/2017	4,685,000	4,723,604

Energy Equipment & Services - 0.9%
Nabors Industries, Inc.
6.15%, 02/15/2018	7,698,000	7,813,470
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A)	20,000,000	20,135,520

		27,948,990

Equity Real Estate Investment Trusts - 2.2%
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	25,096,755
Hospitality Properties Trust
6.70%, 01/15/2018	13,666,000	13,715,471
Realty Income Corp.
6.75%, 08/15/2019	5,000,000	5,461,945
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	8,972,000	9,070,441
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,695,059

		66,039,671

Food & Staples Retailing - 1.8%
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,905,980
4.75%, 12/01/2022 (D)	2,000,000	2,194,058
Kroger Co.
2.80%, 08/01/2022	3,089,000	3,111,133
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,763,295
2.60%, 10/01/2020	4,979,000	5,052,386
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	17,887,000	18,208,608

		53,235,460

Food Products - 1.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	18,330,000	18,692,842
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (A)	11,000,000	10,779,120
Smithfield Foods, Inc.
2.70%, 01/31/2020 (A)	12,333,000	12,408,892

		41,880,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 1.4%
DTE Gas Co.
5.00%, 10/01/2019	$ 28,400,000	$ 30,213,113
Southern California Gas Co.
1.55%, 06/15/2018	10,560,000	10,559,060

		40,772,173

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
2.90%, 11/30/2021	13,000,000	13,229,801
Becton Dickinson and Co.
2.25% (B), 06/06/2022	8,124,000	8,176,156
Boston Scientific Corp.
2.65%, 10/01/2018 (D)	3,000,000	3,028,698
Medtronic, Inc.
2.50%, 03/15/2020	8,655,000	8,804,342
Stryker Corp.
4.38%, 01/15/2020	4,221,000	4,457,515

		37,696,512

Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.
4.88%, 11/15/2019	2,281,000	2,432,730
Cigna Corp.
4.50%, 03/15/2021	10,143,000	10,858,193

		13,290,923

Household Durables - 0.2%
Newell Brands, Inc.
3.15%, 04/01/2021	5,351,000	5,502,797

Independent Power & Renewable Electricity Producers - 0.5%
Dynegy, Inc.
6.75%, 11/01/2019	4,985,000	5,168,822
Exelon Generation Co. LLC
4.00%, 10/01/2020 (D)	9,554,000	9,990,532

		15,159,354

Industrial Conglomerates - 0.2%
General Electric Co.
2.10% (B), 04/15/2020, MTN (D)	5,100,000	5,187,735

Insurance - 0.8%
Athene Global Funding
2.75%, 04/20/2020 (A)	4,661,000	4,687,148
3.00%, 07/01/2022 (A)	9,109,000	9,073,010
CNA Financial Corp.
5.88%, 08/15/2020	6,145,000	6,804,408
Enstar Group, Ltd.
4.50%, 03/10/2022	2,067,000	2,140,598

		22,705,164

IT Services - 0.2%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	5,577,000	5,832,694

Machinery - 0.5%
Caterpillar Financial Services Corp.
1.35%, 05/18/2019, MTN	10,000,000	9,943,200
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	4,500,000	4,546,458

		14,489,658

Media - 2.2%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	11,795,895

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cablevision Systems Corp. (continued)
8.63%, 09/15/2017	$ 2,867,000	$ 2,884,919
CBS Corp.
5.75%, 04/15/2020	15,459,000	16,910,012
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,829,815
Sky PLC
9.50%, 11/15/2018 (A)	14,244,000	15,560,744

		64,981,385

Multi-Utilities - 2.1%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	11,021,660
Dominion Energy, Inc.
2.58%, 07/01/2020	4,498,000	4,540,326
2.96% (E), 07/01/2019	5,274,000	5,368,410
5.20%, 08/15/2019	21,733,000	23,132,692
Public Service Co. of Colorado
5.80%, 08/01/2018	18,201,000	18,952,884

		63,015,972

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.
8.70%, 03/15/2019	2,857,000	3,149,574
BP Capital Markets PLC
2.24%, 09/26/2018	6,079,000	6,121,644
4.75%, 03/10/2019	1,992,000	2,087,692
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,842,140
Energy Transfer, LP
4.15%, 10/01/2020	8,000,000	8,343,008
Exxon Mobil Corp.
1.71%, 03/01/2019	9,765,000	9,788,133
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	8,938,000	10,132,680
YPF SA
8.50%, 03/23/2021 (A) (D)	1,743,000	1,934,730

		52,399,601

Pharmaceuticals - 1.3%
Allergan Funding SCS
2.35%, 03/12/2018	15,361,000	15,425,578
Baxalta, Inc.
2.88%, 06/23/2020	9,469,000	9,671,192
Forest Laboratories LLC
4.88%, 02/15/2021 (A)	2,375,000	2,563,563
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	9,959,000	9,948,951

		37,609,284

Real Estate Management & Development - 0.4%
First Industrial, LP
7.50%, 12/01/2017, MTN	11,650,000	11,864,756

Road & Rail - 0.9%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (A)	4,928,000	4,941,498
7.13%, 10/15/2020 (A)	18,266,000	20,785,027

		25,726,525

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%, 01/15/2020 (A)	14,946,000	15,035,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.
2.38%, 11/01/2017	$ 17,635,000	$ 17,663,534
QUALCOMM, Inc.
2.10%, 05/20/2020	14,938,000	15,049,228

		47,748,139

Software - 1.2%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	12,316,498
Microsoft Corp.
1.55%, 08/08/2021	14,950,000	14,706,748
Oracle Corp.
1.90%, 09/15/2021	10,000,000	9,953,820

		36,977,066

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
2.00%, 05/06/2020	9,000,000	9,065,691
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (A)	19,875,000	20,346,197
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	19,585,000	20,267,204

		49,679,092

Tobacco - 0.9%
Altria Group, Inc.
9.70%, 11/10/2018	12,724,000	14,000,166
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	11,299,000	12,584,928

		26,585,094

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	25,620,449

Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,597,000	3,893,753
Vodafone Group PLC
5.45%, 06/10/2019	10,000,000	10,642,350

		14,536,103

Total Corporate Debt Securities (Cost $1,953,755,756)		1,970,610,494

LOAN ASSIGNMENTS - 0.6%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B,
4.98% (B), 11/14/2022	11,470,663	11,456,325

Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Term Loan G,
3.96% (B), 12/31/2019	5,981,791	5,981,229

Total Loan Assignments (Cost $17,229,520)		17,437,554

MORTGAGE-BACKED SECURITIES - 13.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	4,306,067	4,343,150
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
3.43% (B), 12/15/2031 (A)	10,000,000	10,025,083

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust (continued)
Series 2014-IP, Class D,
2.72% (B), 06/15/2028 (A)	$ 11,000,000	$ 10,931,120
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	627,771	633,247
Series 2009-RR6, Class 2A1,
3.37% (B), 08/26/2035 (A)	1,939,125	1,932,980
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	1,212,827	1,221,389
Series 2010-RR7, Class 5A6,
5.50% (B), 10/26/2036 (A)	897,372	901,082
Series 2012-RR2, Class 7A3,
3.04% (B), 09/26/2035 (A)	238,495	238,301
Series 2012-RR4, Class 2A5,
2.78% (B), 04/26/2037 (A)	952,798	954,444
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL,
3.50% (B), 07/05/2033 (A)	15,000,000	15,224,136
BX Trust
Series 2017-SLCT, Class C,
2.65% (B), 07/15/2034 (A) (F)	15,000,000	15,000,696
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	2,900,000	2,960,808
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,081,488
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
2.95% (B), 07/15/2022 (A)	10,000,000	9,999,890
CGWF Commercial Mortgage Trust
Series 2013-RKWH, Class C,
3.46% (B), 11/15/2030 (A)	4,922,511	4,917,139
Chicago Skyscraper Trust
Series 2017-SKY, Class C,
2.48% (B), 02/15/2030 (A)	6,250,000	6,263,672
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	6,728,946	7,001,233
CLNS Trust
Series 2017-IKPR, Class C,
2.33% (B), 06/11/2032 (A)	14,800,000	14,860,297
COMM Mortgage Trust
Series 2014-PAT, Class D,
3.14% (B), 08/13/2027 (A)	15,000,000	15,024,640
Series 2014-PAT, Class E,
4.14% (B), 08/13/2027 (A)	5,000,000	5,022,535
Cosmopolitan Hotel Trust
Series 2016-CSMO, Class C,
3.88% (B), 11/15/2033 (A)	14,700,000	14,837,955
Credit Suisse Commercial Mortgage Trust
Series 2007-C5, Class A4,
5.70% (B), 09/15/2040	358,920	358,401
CSMC Trust
Series 2010-15R, Class 4A1,
3.50% (B), 04/26/2035 (A)	532,974	533,425
Series 2010-UD1, Class B,
6.19% (B), 12/16/2049 (A)	1,624,826	1,622,020
Series 2015-DEAL, Class B,
3.08% (B), 04/15/2029 (A)	18,020,000	18,048,209
Series 2015-DEAL, Class D,
4.33% (B), 04/15/2029 (A)	10,000,000	10,043,776
Series 2017-HD. Class C,
2.93% (B), 02/15/2031 (A)	4,500,000	4,519,715
DBCG Mortgage Trust
Series 2017-BBG, Class B,
2.08% (B), 06/15/2034 (A)	12,500,000	12,539,369

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust (continued)
Series 2017-BBG, Class C,
2.23% (B), 06/15/2034 (A)	$ 2,500,000	$ 2,509,392
GP Portfolio Trust
Series 2014-GPP, Class C,
3.36% (B), 02/15/2027 (A)	13,000,000	13,022,676
Series 2014-GPP, Class D,
4.16% (B), 02/15/2027 (A)	10,000,000	10,030,910
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	8,041,522	7,862,078
Hospitality Mortgage Trust
Series 2017-HIT, Class C,
2.57% (B), 05/08/2030 (A)	7,900,000	7,948,917
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class C,
3.33% (B), 11/15/2029 (A)	6,900,000	6,902,093
Impac CMB Trust
Series 2007-A, Class A,
1.73% (B), 05/25/2037 (A)	8,786,469	8,398,905
Jefferies Resecuritization Trust
Series 2009-R2, Class 2A,
3.29% (B), 12/26/2037 (A)	399,748	399,906
Series 2009-R7, Class 11A1,
3.21% (B), 03/26/2037 (A)	480,608	478,930
Series 2009-R9, Class 1A1,
3.05% (B), 08/26/2046 (A)	309,557	309,864
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	9,909,847
Series 2016-ASH, Class C,
3.91% (B), 10/15/2034 (A)	6,500,000	6,552,714
JPMorgan Resecuritization Trust
Series 2010-5, Class 2A2,
4.50% (B), 07/26/2035 (A)	1,501,343	1,509,362
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1.48% (B), 02/25/2030 (A)	3,630,348	3,539,540
MASTR Alternative Loan Trust
Series 2003-4, Class 1A1,
5.00%, 05/25/2018	874,612	883,540
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	1,923,817	1,920,655
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	6,585,595	5,745,932
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	3,817,951	3,940,770
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	4,711,035	4,773,495
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	7,276,728	7,535,598
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	13,468,039	14,048,634
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	9,719,125	10,163,539
Series 2017-5A, Class A1,
2.73% (B), 07/25/2056 (A)	12,400,000	12,693,652
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1.40% (B), 12/20/2036 (A)	9,789,914	9,316,150
SCG Trust
Series 2013-SRP1, Class A,
2.81% (B), 11/15/2026 (A)	550,000	545,849

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SCG Trust (continued)
Series 2013-SRP1, Class AJ,
3.11% (B), 11/15/2026 (A)	$ 20,000,000	$ 19,897,246
Series 2013-SRP1, Class B,
3.73% (B), 11/15/2026 (A)	22,500,000	21,791,614
Springleaf Mortgage Loan Trust
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (A)	1,027,866	1,026,072
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	711,245	717,882
TRU Trust
Series 2016-TOYS, Class A,
3.48% (B), 11/15/2030 (A)	9,837,604	9,846,017
VSD LLC
3.60%, 12/25/2043	4,462,195	4,468,428
Wells Fargo Mortgage Loan Trust
Series 2010-RR4, Class 1A1,
3.25% (B), 12/27/2046 (A)	448,552	449,893
Series 2011-RR3, Class A1,
3.29% (B), 03/27/2037 (A)	2,501,765	2,501,933

Total Mortgage-Backed Securities (Cost $404,080,552)		404,682,233

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp.
3.02% (B), 08/01/2037	390,094	411,965

Total U.S. Government Agency Obligation (Cost $395,564)		411,965

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (H)	31,136,857	31,136,857

Total Securities Lending Collateral (Cost $31,136,857)		31,136,857

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $76,868,138 on 08/01/2017. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 08/15/2024 - 08/15/2025, and with a total value of $78,405,761.	$ 76,867,882	76,867,882

Total Repurchase Agreement (Cost $76,867,882)		76,867,882

Total Investments (Cost $2,967,014,922) (I)		2,986,186,730
Net Other Assets (Liabilities) - (0.8)%		(22,329,682)

Net Assets - 100.0%		$ 2,963,857,048

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$485,039,745	$—	$485,039,745
Corporate Debt Securities	—	1,970,610,494	—	1,970,610,494
Loan Assignments	—	17,437,554	—	17,437,554
Mortgage-Backed Securities	—	404,682,233	—	404,682,233
U.S. Government Agency Obligation	—	411,965	—	411,965
Securities Lending Collateral	31,136,857	—	—	31,136,857
Repurchase Agreement	—	76,867,882	—	76,867,882

Total Investments	$31,136,857	$2,955,049,873	$—	$2,986,186,730

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $1,171,364,678, representing 39.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,519,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2017; the maturity date disclosed is the ultimate maturity date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after July 31, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $2,967,014,922. Aggregate gross unrealized appreciation and depreciation for all securities is $23,634,012 and $4,462,204, respectively. Net unrealized appreciation for tax purposes is $19,171,808.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.1%
Moog, Inc., Class A (A)	13,965	$ 1,037,879
Triumph Group, Inc.	31,345	802,432
Wesco Aircraft Holdings, Inc. (A)	97,370	1,056,464

		2,896,775

Auto Components - 0.4%
Visteon Corp. (A)	9,525	1,062,418

Banks - 8.0%
1st Source Corp.	17,165	842,802
Bank of the Ozarks, Inc.	18,725	807,984
Banner Corp.	16,870	974,580
Cathay General Bancorp	23,870	893,931
Central Pacific Financial Corp.	29,885	924,343
Community Trust Bancorp, Inc.	15,540	671,328
Customers Bancorp, Inc. (A)	31,665	945,200
Enterprise Financial Services Corp.	22,390	885,525
FCB Financial Holdings, Inc., Class A (A)	19,310	910,466
Financial Institutions, Inc.	26,550	780,570
First Busey Corp.	27,525	804,831
First Financial Corp.	14,500	667,725
First Merchants Corp.	22,435	907,271
Franklin Financial Network, Inc. (A)	16,360	565,238
Hanmi Financial Corp., Class B	31,855	912,646
Heritage Financial Corp.	32,755	890,936
IBERIABANK Corp.	11,320	915,222
MainSource Financial Group, Inc.	27,690	967,489
Peapack Gladstone Financial Corp.	21,570	674,494
Preferred Bank	17,715	994,697
Prosperity Bancshares, Inc.	14,920	956,372
Simmons First National Corp., Class A	18,240	994,992
State Bank Financial Corp.	31,045	852,185
TriCo Bancshares	20,620	760,878
United Community Banks, Inc.	33,760	937,178

		21,438,883

Biotechnology - 1.4%
AMAG Pharmaceuticals, Inc. (A)	50,025	982,991
Myriad Genetics, Inc. (A)	36,820	893,621
PDL BioPharma, Inc.	385,340	874,722
United Therapeutics Corp. (A)	7,415	952,086

		3,703,420

Capital Markets - 1.1%
Greenhill & Co., Inc. (B)	42,610	788,285
Legg Mason, Inc.	24,595	984,046
Waddell & Reed Financial, Inc., Class A (B)	52,200	1,078,974

		2,851,305

Chemicals - 2.0%
A. Schulman, Inc.	30,455	800,967
Cabot Corp.	16,595	901,606
Innophos Holdings, Inc.	19,635	820,154
Methanex Corp. (B)	20,535	909,700
Minerals Technologies, Inc.	12,150	860,220
Olin Corp.	31,925	941,149

		5,233,796

Commercial Services & Supplies - 2.8%
ACCO Brands Corp. (A)	80,495	937,767

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Brady Corp., Class A	24,700	$ 820,040
CECO Environmental Corp.	61,935	598,292
Ennis, Inc.	35,435	682,124
Essendant, Inc.	57,635	719,285
Quad/Graphics, Inc.	40,245	903,902
SP Plus Corp. (A)	31,010	1,014,027
Steelcase, Inc., Class A	66,360	905,814
Tetra Tech, Inc.	20,195	958,253

		7,539,504

Communications Equipment - 1.3%
Ceragon Networks, Ltd. (A)	235,245	550,473
Mitel Networks Corp. (A)	130,135	1,108,750
NETGEAR, Inc. (A)	21,140	1,012,606
Plantronics, Inc.	16,505	745,696

		3,417,525

Construction & Engineering - 2.3%
AECOM (A)	26,620	849,178
Aegion Corp., Class A (A)	40,290	964,542
Chicago Bridge & Iron Co. NV, Class Y (B)	44,940	842,176
EMCOR Group, Inc.	14,410	972,675
MYR Group, Inc. (A)	31,700	1,008,377
Orion Group Holdings, Inc. (A)	88,845	623,692
Tutor Perini Corp. (A)	33,845	900,277

		6,160,917

Consumer Finance - 1.0%
EZCORP, Inc., Class A (A)	91,665	714,987
Navient Corp.	59,220	873,495
Nelnet, Inc., Class A	20,640	1,013,218

		2,601,700

Containers & Packaging - 0.7%
Greif, Inc., Class A	16,195	908,378
Owens-Illinois, Inc. (A)	41,035	980,736

		1,889,114

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc.	24,165	785,362
American Public Education, Inc. (A)	29,505	628,457
Bridgepoint Education, Inc. (A)	57,250	555,898
Capella Education Co.	10,358	711,595
K12, Inc. (A)	46,357	820,982
Regis Corp. (A)	73,170	770,480

		4,272,774

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	21,730	907,228
Vonage Holdings Corp. (A)	132,005	872,553

		1,779,781

Electric Utilities - 1.0%
ALLETE, Inc.	12,880	943,718
Hawaiian Electric Industries, Inc.	26,620	878,194
Portland General Electric Co.	20,295	906,983

		2,728,895

Electrical Equipment - 0.6%
Powell Industries, Inc.	20,965	667,735
Regal Beloit Corp.	11,550	962,693

		1,630,428

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.9%
Anixter International, Inc. (A)	11,095	$ 873,731
Avnet, Inc.	24,495	940,118
AVX Corp.	51,640	922,807
Belden, Inc.	13,500	971,190
Benchmark Electronics, Inc. (A)	29,120	979,888
Celestica, Inc. (A)	63,010	749,189
Itron, Inc. (A)	13,920	1,016,160
Jabil, Inc.	31,355	956,328
Kemet Corp. (A)	68,555	1,155,152
Methode Electronics, Inc.	21,795	866,351
PCM, Inc. (A)	46,550	576,056
Plexus Corp. (A)	16,595	889,658
Sanmina Corp. (A)	22,660	812,361
ScanSource, Inc. (A)	22,280	882,288
Tech Data Corp. (A)	10,335	1,058,304
TTM Technologies, Inc. (A)	56,919	989,252
Vishay Intertechnology, Inc.	54,310	969,433

		15,608,266

Energy Equipment & Services - 2.6%
Ensco PLC, Class A	173,915	920,010
Matrix Service Co. (A)	87,865	909,403
McDermott International, Inc. (A)	134,240	908,805
Oceaneering International, Inc.	41,975	1,076,659
Rowan Cos. PLC, Class A (A)	89,025	1,038,922
Transocean, Ltd. (A) (B)	115,945	1,002,924
Unit Corp. (A)	53,255	957,525

		6,814,248

Equity Real Estate Investment Trusts - 6.2%
Apple Hospitality REIT, Inc.	48,120	888,295
CBL & Associates Properties, Inc. (B)	117,005	1,028,474
Cedar Realty Trust, Inc.	162,945	844,055
Chatham Lodging Trust	43,920	908,266
Chesapeake Lodging Trust	35,035	883,933
CoreCivic, Inc.	33,695	933,351
DiamondRock Hospitality Co.	83,935	980,361
Government Properties Income Trust (B)	41,400	734,022
Hersha Hospitality Trust, Class A	47,580	892,601
Kite Realty Group Trust	48,470	995,089
LaSalle Hotel Properties	29,625	875,122
Piedmont Office Realty Trust, Inc., Class A	44,135	927,276
Ramco-Gershenson Properties Trust	72,760	1,025,188
RLJ Lodging Trust	44,285	937,071
Sabra Health Care REIT, Inc.	36,750	852,600
Select Income REIT	38,110	894,442
Sunstone Hotel Investors, Inc.	58,360	950,101
Xenia Hotels & Resorts, Inc.	51,880	1,054,202

		16,604,449

Food & Staples Retailing - 1.1%
Chefs’ Warehouse, Inc. (A) (B)	49,270	714,415
SUPERVALU, Inc. (A)	308,800	1,105,504
United Natural Foods, Inc. (A)	26,770	1,031,448

		2,851,367

Food Products - 1.0%
Dean Foods Co.	52,980	794,700
Flowers Foods, Inc.	48,570	854,346
Fresh Del Monte Produce, Inc.	18,720	963,519

		2,612,565

Gas Utilities - 0.4%
National Fuel Gas Co.	16,820	995,912

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.8%
Analogic Corp.	12,850	$ 902,070
AngioDynamics, Inc. (A)	48,725	791,781
Haemonetics Corp. (A)	23,610	971,079
Halyard Health, Inc. (A)	23,955	963,470
Hill-Rom Holdings, Inc.	12,030	896,476
Lantheus Holdings, Inc. (A)	54,070	997,592
Masimo Corp. (A)	10,255	970,123
Meridian Bioscience, Inc.	61,795	837,322
Natus Medical, Inc. (A)	24,610	866,272
OraSure Technologies, Inc. (A)	54,085	948,651
Orthofix International NV, Series B (A)	21,815	946,335

		10,091,171

Health Care Providers & Services - 5.5%
Aceto Corp.	44,445	750,231
Addus HomeCare Corp. (A)	18,125	615,344
Amedisys, Inc. (A)	15,435	731,002
AMN Healthcare Services, Inc. (A)	24,805	915,304
Chemed Corp.	4,607	909,882
Community Health Systems, Inc. (A)	94,220	673,673
Cross Country Healthcare, Inc. (A)	79,580	935,861
HealthSouth Corp.	20,520	873,331
Landauer, Inc.	13,215	719,557
LHC Group, Inc. (A)	15,215	880,948
LifePoint Health, Inc. (A)	15,085	896,049
Magellan Health, Inc. (A)	12,220	911,001
Molina Healthcare, Inc. (A)	13,595	908,146
Owens & Minor, Inc.	25,825	832,340
Patterson Cos., Inc. (B)	19,650	819,798
Providence Service Corp. (A)	16,955	873,861
Triple-S Management Corp., Class B (A)	36,737	568,689
WellCare Health Plans, Inc. (A)	5,290	936,277

		14,751,294

Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (A)	76,350	939,869
Quality Systems, Inc. (A)	55,005	940,585

		1,880,454

Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc., Class A (A)	112,320	988,416
Brinker International, Inc.	24,570	871,498
Cheesecake Factory, Inc.	18,600	884,988

		2,744,902

Household Durables - 1.1%
Ethan Allen Interiors, Inc.	31,530	1,010,536
La-Z-Boy, Inc.	29,375	992,875
SodaStream International, Ltd. (A)	18,740	1,055,437

		3,058,848

Independent Power & Renewable Electricity Producers - 0.9%
Calpine Corp. (A)	69,070	993,227
NRG Energy, Inc.	57,025	1,403,955

		2,397,182

Insurance - 2.8%
Ambac Financial Group, Inc. (A)	54,415	1,111,698
American Equity Investment Life Holding Co.	37,410	1,001,840
Aspen Insurance Holdings, Ltd.	17,190	838,872
Assured Guaranty, Ltd.	23,455	1,055,710
CNO Financial Group, Inc.	44,335	1,014,385
Genworth Financial, Inc., Class A (A)	246,745	846,335

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Greenlight Capital Re, Ltd., A Shares (A)	37,180	$ 795,652
Safety Insurance Group, Inc.	12,945	918,448

		7,582,940

Internet Software & Services - 0.5%
Blucora, Inc. (A)	43,125	966,000
DHI Group, Inc. (A)	231,665	509,663

		1,475,663

IT Services - 2.5%
CACI International, Inc., Class A (A)	7,575	947,632
Convergys Corp.	38,510	923,085
CSG Systems International, Inc.	23,073	954,069
ManTech International Corp., Class A	25,100	996,972
Perficient, Inc. (A)	46,445	873,166
Sykes Enterprises, Inc. (A)	28,343	963,662
Teradata Corp. (A)	29,020	923,416

		6,582,002

Life Sciences Tools & Services - 1.5%
Bruker Corp.	33,635	964,652
Charles River Laboratories International, Inc. (A)	9,365	919,643
ICON PLC (A)	10,440	1,095,678
Luminex Corp.	45,785	935,387

		3,915,360

Machinery - 2.0%
FreightCar America, Inc., Class A	45,595	749,582
Harsco Corp. (A)	63,315	978,217
Oshkosh Corp.	13,240	911,706
SPX Corp. (A)	34,605	952,330
Timken Co.	20,205	919,327
Wabash National Corp.	43,790	835,513

		5,346,675

Marine - 0.3%
Costamare, Inc.	136,595	878,306

Media - 0.4%
Meredith Corp. (B)	16,665	990,734

Metals & Mining - 3.1%
Commercial Metals Co.	50,630	941,718
Hudbay Minerals, Inc.	167,085	1,303,263
Kaiser Aluminum Corp.	11,265	1,095,972
Materion Corp.	21,490	826,290
Schnitzer Steel Industries, Inc., Class A	41,130	1,061,154
SunCoke Energy, Inc. (A)	88,185	789,256
U.S. Steel Corp. (B)	46,515	1,092,637
Worthington Industries, Inc.	20,880	1,057,990

		8,168,280

Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	43,025	792,090
Dynex Capital, Inc.	93,595	646,742
MTGE Investment Corp.	53,150	988,590
PennyMac Mortgage Investment Trust	50,870	895,312

		3,322,734

Multi-Utilities - 0.7%
MDU Resources Group, Inc.	35,055	923,699
NorthWestern Corp.	15,955	922,040

		1,845,739

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.8%
Big Lots, Inc.	17,425	$ 865,500
Dillard’s, Inc., Class A (B)	16,440	1,213,601

		2,079,101

Oil, Gas & Consumable Fuels - 3.4%
Clean Energy Fuels Corp. (A)	309,785	811,637
Cloud Peak Energy, Inc. (A)	256,530	887,594
CONSOL Energy, Inc. (A)	58,665	983,225
Enerplus Corp. (B)	112,475	1,014,524
Overseas Shipholding Group, Inc., Class A (A)	259,865	800,384
Pacific Ethanol, Inc. (A)	142,605	891,281
Renewable Energy Group, Inc. (A) (B)	80,135	1,001,688
Teekay Tankers, Ltd., Class A (B)	497,695	895,851
Whiting Petroleum Corp. (A) (B)	170,740	896,385
World Fuel Services Corp.	25,340	819,496

		9,002,065

Paper & Forest Products - 1.4%
Domtar Corp.	24,325	950,134
KapStone Paper and Packaging Corp.	43,940	1,004,468
Louisiana-Pacific Corp. (A)	39,305	986,949
Mercer International, Inc.	65,095	716,045

		3,657,596

Personal Products - 1.7%
Avon Products, Inc. (A)	255,080	928,491
Edgewell Personal Care Co. (A)	12,145	876,869
Inter Parfums, Inc.	21,785	845,258
Medifast, Inc.	20,370	869,595
Nu Skin Enterprises, Inc., Class A	16,540	1,047,975

		4,568,188

Pharmaceuticals - 1.4%
Depomed, Inc. (A)	90,835	936,509
Endo International PLC (A)	82,435	908,434
Innoviva, Inc. (A)	71,315	978,442
Sucampo Pharmaceuticals, Inc., Class A (A) (B)	85,025	922,521

		3,745,906

Professional Services - 3.2%
Acacia Research Corp. (A)	150,055	517,690
CRA International, Inc.	19,095	741,077
FTI Consulting, Inc. (A)	27,215	892,924
Heidrick & Struggles International, Inc.	30,325	548,883
ICF International, Inc. (A)	17,325	783,956
Kelly Services, Inc., Class A	37,750	840,693
ManpowerGroup, Inc.	8,955	959,528
Navigant Consulting, Inc. (A)	46,790	792,155
Resources Connection, Inc.	53,980	720,633
RPX Corp. (A)	65,150	890,600
TrueBlue, Inc. (A)	34,555	882,880

		8,571,019

Road & Rail - 0.9%
ArcBest Corp.	47,916	1,332,065
YRC Worldwide, Inc. (A)	87,500	1,162,875

		2,494,940

Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (A)	92,365	957,825
AXT, Inc. (A)	130,295	1,140,081
Cirrus Logic, Inc. (A)	14,280	877,363

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (A)	36,595	$ 948,177
Kulicke & Soffa Industries, Inc. (A)	44,615	961,007
Photronics, Inc. (A)	100,610	1,011,131
Rudolph Technologies, Inc. (A)	39,620	980,595
Synaptics, Inc. (A) (B)	16,525	869,380

		7,745,559

Specialty Retail - 6.2%
Aaron’s, Inc.	19,205	888,807
American Eagle Outfitters, Inc.	63,620	753,261
Ascena Retail Group, Inc., Class B (A) (B)	343,875	804,667
Big 5 Sporting Goods Corp. (B)	53,220	572,115
Cato Corp., Class A	41,835	711,613
Chico’s FAS, Inc.	80,760	738,954
Children’s Place, Inc.	7,350	776,528
DSW, Inc., Class A	37,440	675,418
Express, Inc. (A)	111,605	676,326
Finish Line, Inc., Class A	50,475	694,536
Francesca’s Holdings Corp. (A)	67,840	660,083
Haverty Furniture Cos., Inc.	28,330	630,343
Hibbett Sports, Inc. (A)	36,380	567,528
Office Depot, Inc.	131,785	773,578
Pier 1 Imports, Inc.	138,985	640,721
Select Comfort Corp. (A)	22,300	753,963
Shoe Carnival, Inc.	38,020	694,245
Tailored Brands, Inc. (B)	73,700	924,198
Tilly’s, Inc., A Shares	67,070	669,359
Urban Outfitters, Inc. (A) (B)	40,825	799,762
Vitamin Shoppe, Inc. (A)	57,160	628,760
Williams-Sonoma, Inc., Class A	13,810	641,198
Zumiez, Inc. (A)	62,365	792,035

		16,467,998

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (A)	23,735	898,370

Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (A)	13,815	896,041
Iconix Brand Group, Inc. (A)	148,445	990,128
Movado Group, Inc.	36,510	898,146
Perry Ellis International, Inc. (A)	39,115	768,218
Ralph Lauren Corp., Class A	11,635	880,188
Vera Bradley, Inc. (A)	104,310	1,051,445

		5,484,166

Thrifts & Mortgage Finance - 1.6%
Flagstar Bancorp, Inc. (A)	31,945	1,040,129
Meta Financial Group, Inc.	10,650	759,345
Oritani Financial Corp.	47,325	785,595
Washington Federal, Inc.	26,980	902,481
Waterstone Financial, Inc.	36,850	694,623

		4,182,173

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	14,795	835,918
Rush Enterprises, Inc., Class A (A)	25,840	1,114,479
WESCO International, Inc. (A)	16,830	862,537

		2,812,934

Wireless Telecommunication Services - 1.0%
Spok Holdings, Inc.	42,315	693,966

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	33,395	$ 949,420
U.S. Cellular Corp. (A)	24,250	918,590

		2,561,976

Total Common Stocks (Cost $262,098,225)		263,998,317

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	17,417,083	17,417,083

Total Securities Lending Collateral (Cost $17,417,083)		17,417,083

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $2,642,401 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $2,696,447.	$ 2,642,392	2,642,392

Total Repurchase Agreement (Cost $2,642,392)		2,642,392

Total Investments (Cost $282,157,700) (D)		284,057,792
Net Other Assets (Liabilities) - (6.7)%		(17,945,803)

Net Assets - 100.0%		$ 266,111,989

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$263,998,317	$—	$—	$263,998,317
Securities Lending Collateral	17,417,083	—	—	17,417,083
Repurchase Agreement	—	2,642,392	—	2,642,392

Total Investments	$281,415,400	$2,642,392	$—	$284,057,792

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,888,079. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $277,714,839. Aggregate gross unrealized appreciation and depreciation for all securities is $21,919,810 and $15,576,857, respectively. Net unrealized appreciation for tax purposes is $6,342,953.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.5%
Mercury Systems, Inc. (A)	48,610	$ 2,134,465

Auto Components - 4.1%
Dorman Products, Inc. (A)	44,620	3,483,929
LCI Industries	21,505	2,295,659

		5,779,588

Banks - 11.2%
Banc of California, Inc. (B)	230,087	4,728,288
CenterState Banks, Inc.	70,520	1,762,295
LegacyTexas Financial Group, Inc.	66,050	2,557,456
Pinnacle Financial Partners, Inc.	32,200	2,057,580
South State Corp.	40,200	3,366,750
Veritex Holdings, Inc. (A)	50,880	1,355,952

		15,828,321

Biotechnology - 2.9%
Eagle Pharmaceuticals, Inc. (A)	2,073	101,888
Repligen Corp. (A)	98,480	3,965,790

		4,067,678

Building Products - 1.2%
PGT Innovations, Inc. (A)	127,320	1,655,160

Commercial Services & Supplies - 1.4%
Knoll, Inc.	102,700	1,988,272

Diversified Telecommunication Services - 2.0%
Cogent Communications Holdings, Inc.	66,985	2,796,624

Food Products - 4.5%
Calavo Growers, Inc. (B)	60,162	4,454,996
J&J Snack Foods Corp.	15,245	2,003,193

		6,458,189

Health Care Equipment & Supplies - 5.0%
Cantel Medical Corp.	57,155	4,240,901
LeMaitre Vascular, Inc.	6,655	240,046
Neogen Corp. (A)	38,830	2,557,732

		7,038,679

Health Care Technology - 5.8%
Cotiviti Holdings, Inc. (A)	107,422	4,624,517
Medidata Solutions, Inc. (A)	46,485	3,570,513

		8,195,030

Hotels, Restaurants & Leisure - 1.7%
Bojangles’, Inc. (A)	41,940	557,802
Sonic Corp. (B)	79,433	1,879,385

		2,437,187

Internet Software & Services - 2.6%
LogMeIn, Inc.	4,709	548,363
MINDBODY, Inc., Class A (A)	82,075	2,129,846
SPS Commerce, Inc. (A)	18,865	1,090,397

		3,768,606

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.8%
MAXIMUS, Inc., Class A	51,345	$ 3,099,184
WNS Holdings, Ltd., ADR (A)	25,558	883,029

		3,982,213

Life Sciences Tools & Services - 6.7%
Cambrex Corp. (A)	64,726	3,948,286
PRA Health Sciences, Inc. (A)	75,135	5,590,044

		9,538,330

Machinery - 1.2%
Kornit Digital, Ltd. (A)	79,975	1,655,482

Oil, Gas & Consumable Fuels - 3.5%
Callon Petroleum Co. (A) (B)	175,515	1,986,830
WildHorse Resource Development Corp. (A) (B)	224,340	2,965,775

		4,952,605

Personal Products - 2.3%
Inter Parfums, Inc.	83,567	3,242,400

Pharmaceuticals - 5.1%
Prestige Brands Holdings, Inc. (A)	54,406	2,917,794
Supernus Pharmaceuticals, Inc. (A)	108,650	4,394,892

		7,312,686

Professional Services - 3.0%
WageWorks, Inc. (A)	65,375	4,262,450

Road & Rail - 5.0%
Knight Transportation, Inc.	79,780	2,844,157
Saia, Inc. (A)	77,445	4,209,136

		7,053,293

Semiconductors & Semiconductor Equipment - 7.9%
Cabot Microelectronics Corp., Class A	36,228	2,686,306
CEVA, Inc. (A)	46,720	2,160,800
Inphi Corp. (A) (B)	56,975	2,187,840
MaxLinear, Inc., Class A (A)	86,540	2,267,348
Silicon Laboratories, Inc. (A)	25,080	1,883,508

		11,185,802

Software - 11.2%
BroadSoft, Inc. (A) (B)	78,540	3,459,687
Ellie Mae, Inc. (A)	33,160	2,892,215
Pegasystems, Inc.	100,340	6,065,553
Qualys, Inc. (A)	86,019	3,453,663

		15,871,118

Textiles, Apparel & Luxury Goods - 3.2%
Steven Madden, Ltd., Class B (A)	111,878	4,586,998

Trading Companies & Distributors - 2.0%
SiteOne Landscape Supply, Inc. (A)	55,230	2,899,575

Total Common Stocks (Cost $113,838,757)		138,690,751

SECURITIES LENDING COLLATERAL - 14.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	19,910,807	19,910,807

Total Securities Lending Collateral (Cost $19,910,807)		19,910,807

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $6,173,618 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $6,300,505.

	$ 6,173,597	$ 6,173,597

Total Repurchase Agreement (Cost $6,173,597)		6,173,597

Total Investments (Cost $139,923,161) (D)		164,775,155
Net Other Assets (Liabilities) - (16.2)%		(23,013,526)

Net Assets - 100.0%		$ 141,761,629

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$138,690,751	$—	$—	$138,690,751
Securities Lending Collateral	19,910,807	—	—	19,910,807
Repurchase Agreement	—	6,173,597	—	6,173,597

Total Investments	$158,601,558	$6,173,597	$—	$164,775,155

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,447,439. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $133,813,545. Aggregate gross unrealized appreciation and depreciation for all securities is $31,971,353 and $1,009,743, respectively. Net unrealized appreciation for tax purposes is $30,961,610.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Airlines - 1.0%
Hawaiian Holdings, Inc. (A)	73,810	$ 3,055,734

Auto Components - 1.6%
Fox Factory Holding Corp. (A)	132,930	5,111,159

Banks - 16.2%
Associated Banc-Corp.	219,090	5,247,205
Banc of California, Inc. (B)	158,950	3,266,423
Berkshire Hills Bancorp, Inc.	139,960	5,199,514
Cathay General Bancorp	121,495	4,549,988
Customers Bancorp, Inc. (A)	179,995	5,372,851
Enterprise Financial Services Corp.	67,320	2,662,506
First Citizens BancShares, Inc., Class A	12,350	4,545,047
Hanmi Financial Corp., Class B	114,605	3,283,433
Popular, Inc.	117,500	4,951,450
TriCo Bancshares	78,700	2,904,030
United Community Banks, Inc.	109,870	3,049,991
Valley National Bancorp	460,360	5,469,077

		50,501,515

Biotechnology - 2.1%
Repligen Corp. (A)	83,350	3,356,505
Retrophin, Inc. (A)	159,435	3,226,964

		6,583,469

Capital Markets - 7.2%
Donnelley Financial Solutions, Inc. (A)	190,770	4,425,864
Evercore Partners, Inc., Class A	66,845	5,257,359
Moelis & Co., Class A	115,050	4,705,545
Piper Jaffray Cos.	64,300	4,012,320
Stifel Financial Corp. (A)	77,190	3,925,112

		22,326,200

Chemicals - 0.5%
Ferro Corp. (A)	83,610	1,608,656

Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (A)	310,851	3,621,414

Construction & Engineering - 2.7%
EMCOR Group, Inc.	62,005	4,185,337
Tutor Perini Corp. (A)	164,290	4,370,114

		8,555,451

Construction Materials - 1.4%
US Concrete, Inc. (A) (B)	57,470	4,502,775

Electric Utilities - 2.5%
Portland General Electric Co.	96,910	4,330,908
Spark Energy, Inc., Class A (B)	158,790	3,302,832

		7,633,740

Electronic Equipment, Instruments & Components - 4.6%
ePlus, Inc. (A)	74,326	6,012,973
Sanmina Corp. (A)	80,760	2,895,246
Vishay Intertechnology, Inc.	312,135	5,571,610

		14,479,829

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.4%
McDermott International, Inc. (A)	530,430	$ 3,591,011
Unit Corp. (A)	220,260	3,960,275

		7,551,286

Equity Real Estate Investment Trusts - 10.9%
CareTrust REIT, Inc.	299,955	5,471,179
Corporate Office Properties Trust	164,660	5,481,532
National Storage Affiliates Trust	125,070	2,871,607
PS Business Parks, Inc.	41,440	5,572,023
Summit Hotel Properties, Inc.	309,940	5,557,224
Washington Prime Group, Inc.	344,450	3,106,939
Xenia Hotels & Resorts, Inc.	293,185	5,957,519

		34,018,023

Food Products - 1.5%
Darling Ingredients, Inc. (A)	286,100	4,654,847

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	46,725	3,742,673

Health Care Equipment & Supplies - 1.2%
Lantheus Holdings, Inc. (A)	200,190	3,693,506

Health Care Providers & Services - 1.4%
HealthSouth Corp.	104,340	4,440,710

Hotels, Restaurants & Leisure - 2.5%
Bloomin’ Brands, Inc.	208,050	3,626,312
Boyd Gaming Corp.	167,500	4,197,550

		7,823,862

Household Durables - 1.4%
LGI Homes, Inc. (A) (B)	101,200	4,483,160

Household Products - 1.0%
Central Garden & Pet Co., Class A (A)	104,554	3,216,081

Insurance - 3.1%
CNO Financial Group, Inc.	200,210	4,580,805
Selective Insurance Group, Inc.	98,790	5,003,713

		9,584,518

IT Services - 1.5%
CoreLogic, Inc. (A)	102,270	4,658,399

Leisure Products - 2.4%
Malibu Boats, Inc., Class A (A)	150,670	4,310,669
Nautilus, Inc., Class A (A)	187,574	3,301,302

		7,611,971

Machinery - 6.0%
Greenbrier Cos., Inc. (B)	106,125	4,775,625
Harsco Corp. (A)	305,650	4,722,292
Timken Co.	101,095	4,599,823
Wabash National Corp.	238,490	4,550,389

		18,648,129

Multi-Utilities - 1.3%
Black Hills Corp. (B)	58,990	4,109,243

Multiline Retail - 1.3%
Big Lots, Inc. (B)	83,535	4,149,183

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.4%
Delek US Holdings, Inc.	116,520	$ 3,042,337
Enerplus Corp. (B)	480,110	4,330,592

		7,372,929

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp. (A)	170,290	4,275,982

Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (A)	72,085	3,865,919

Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (A)	64,110	3,938,919
Rudolph Technologies, Inc. (A)	154,967	3,835,433

		7,774,352

Specialty Retail - 2.0%
Camping World Holdings, Inc., Class A	47,800	1,527,688
J. Jill, Inc. (A)	376,360	4,606,646

		6,134,334

Thrifts & Mortgage Finance - 5.5%
Dime Community Bancshares, Inc.	185,120	3,850,496
HomeStreet, Inc. (A)	191,180	5,018,475
Meta Financial Group, Inc.	44,100	3,144,330
Washington Federal, Inc.	149,925	5,014,991

		17,028,292

Trading Companies & Distributors - 3.6%
Rush Enterprises, Inc., Class A (A)	138,770	5,985,150
Triton International, Ltd.	145,790	5,257,187

		11,242,337

Total Common Stocks (Cost $268,894,735)		308,059,678

MASTER LIMITED PARTNERSHIP - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Tallgrass Energy Partners, LP	59,300	3,031,416

Total Master Limited Partnership (Cost $2,385,024)		3,031,416

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	29,593,698	29,593,698

Total Securities Lending Collateral (Cost $29,593,698)		29,593,698

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $3,610,151 on 08/01/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2018, and with a value of $3,683,210.	$ 3,610,139	3,610,139

Total Repurchase Agreement (Cost $3,610,139)		3,610,139

Value
Total Investments (Cost $304,483,596) (D)	$ 344,294,931
Net Other Assets (Liabilities) - (10.3)%	(32,107,312)

Net Assets - 100.0%	$ 312,187,619

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$308,059,678	$—	$—	$308,059,678
Master Limited Partnership	3,031,416	—	—	3,031,416
Securities Lending Collateral	29,593,698	—	—	29,593,698
Repurchase Agreement	—	3,610,139	—	3,610,139

Total Investments	$340,684,792	$3,610,139	$—	$344,294,931

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,838,436. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $301,455,902. Aggregate gross unrealized appreciation and depreciation for all securities is $47,513,879 and $4,674,850, respectively. Net unrealized appreciation for tax purposes is $42,839,029.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 0.7%
Aerovironment, Inc. (A)	61,839	$ 2,336,896
Curtiss-Wright Corp.	17,000	1,639,140
Orbital ATK, Inc.	27,062	2,765,195

		6,741,231

Airlines - 2.4%
Alaska Air Group, Inc.	97,500	8,309,925
JetBlue Airways Corp. (A)	367,800	8,065,854
United Continental Holdings, Inc. (A)	74,900	5,069,232

		21,445,011

Auto Components - 0.6%
Gentex Corp.	64,600	1,099,492
Stoneridge, Inc. (A)	88,500	1,350,510
Visteon Corp. (A)	27,750	3,095,235

		5,545,237

Banks - 6.6%
Berkshire Hills Bancorp, Inc.	118,131	4,388,566
CIT Group, Inc.	236,800	11,283,520
First Citizens BancShares, Inc., Class A	18,813	6,923,560
First Community Bancshares, Inc.	160,340	4,364,455
First Republic Bank, Class A	22,400	2,247,392
Hanmi Financial Corp., Class B	70,500	2,019,825
Hope Bancorp, Inc.	96,882	1,708,030
Lakeland Bancorp, Inc., Class A	260,500	5,040,675
Sandy Spring Bancorp, Inc.	112,000	4,484,480
Sterling Bancorp	204,300	4,719,330
Umpqua Holdings Corp.	155,800	2,888,532
Union Bankshares Corp.	50,200	1,550,678
United Community Banks, Inc.	104,000	2,887,040
Washington Trust Bancorp, Inc.	38,571	2,100,191
Webster Financial Corp.	36,800	1,911,024

		58,517,298

Biotechnology - 0.8%
United Therapeutics Corp. (A)	52,900	6,792,360

Building Products - 2.0%
American Woodmark Corp. (A)	20,000	1,963,000
Caesarstone, Ltd. (A)	139,300	4,889,430
Continental Building Products, Inc. (A)	219,500	4,829,000
Gibraltar Industries, Inc. (A)	37,165	1,109,375
Insteel Industries, Inc.	33,900	892,248
JELD-WEN Holding, Inc. (A)	60,900	1,988,385
Masonite International Corp. (A)	11,150	865,798
PGT Innovations, Inc. (A)	76,000	988,000

		17,525,236

Capital Markets - 1.7%
E*TRADE Financial Corp. (A)	153,700	6,301,700
Legg Mason, Inc.	63,600	2,544,636
Piper Jaffray Cos.	44,000	2,745,600
Stifel Financial Corp. (A)	55,500	2,822,175
Waddell & Reed Financial, Inc., Class A (B)	27,500	568,425

		14,982,536

Chemicals - 1.2%
Albemarle Corp.	25,750	2,981,850
Chase Corp.	9,100	983,255

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	161,400	$ 3,896,196
Trinseo SA	45,300	3,184,590

		11,045,891

Commercial Services & Supplies - 1.1%
HNI Corp.	33,500	1,264,625
Hudson Technologies, Inc. (A)	129,500	1,047,655
Knoll, Inc.	54,000	1,045,440
Stericycle, Inc. (A)	51,700	3,985,036
Tetra Tech, Inc.	49,000	2,325,050

		9,667,806

Communications Equipment - 1.7%
ARRIS International PLC (A)	312,864	8,747,677
Harmonic, Inc. (A) (B)	125,100	512,910
KVH Industries, Inc. (A)	353,000	3,847,700
NETGEAR, Inc. (A)	36,000	1,724,400

		14,832,687

Construction & Engineering - 1.3%
Comfort Systems USA, Inc., Class A	87,000	2,897,100
EMCOR Group, Inc.	55,800	3,766,500
Granite Construction, Inc.	53,800	2,637,276
KBR, Inc.	174,000	2,596,080

		11,896,956

Construction Materials - 0.4%
US Concrete, Inc. (A) (B)	42,850	3,357,298

Consumer Finance - 0.9%
Ally Financial, Inc.	344,600	7,801,744

Diversified Consumer Services - 0.9%
H&R Block, Inc.	251,900	7,682,950

Diversified Financial Services - 0.7%
Voya Financial, Inc.	149,976	5,885,058

Electric Utilities - 4.7%
Alliant Energy Corp.	165,800	6,719,874
FirstEnergy Corp.	588,700	18,785,417
PPL Corp.	275,700	10,567,581
Xcel Energy, Inc.	114,900	5,435,919

		41,508,791

Electrical Equipment - 0.7%
LSI Industries, Inc.	172,100	1,440,477
Regal Beloit Corp.	44,100	3,675,735
Revolution Lighting Technologies, Inc. (A)	115,900	856,501

		5,972,713

Electronic Equipment, Instruments & Components - 4.7%
Avnet, Inc.	195,759	7,513,230
Belden, Inc.	22,500	1,618,650
Benchmark Electronics, Inc. (A)	8,300	279,295
Coherent, Inc. (A)	30,100	7,976,500
Control4 Corp. (A)	328,600	7,508,510
Daktronics, Inc.	41,100	401,958
Methode Electronics, Inc.	28,600	1,136,850
Orbotech, Ltd. (A)	207,500	7,357,950
Universal Display Corp., Class A	43,300	5,221,980
Vishay Intertechnology, Inc. (B)	155,600	2,777,460

		41,792,383

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc. (B)	31,300	$ 1,584,406
Transocean, Ltd. (A) (B)	564,000	4,878,600

		6,463,006

Equity Real Estate Investment Trusts - 5.4%
Brandywine Realty Trust	200,000	3,362,000
Community Healthcare Trust, Inc.	178,100	4,518,397
Crown Castle International Corp.	52,500	5,280,450
DiamondRock Hospitality Co.	319,000	3,725,920
Iron Mountain, Inc.	77,500	2,823,325
Lexington Realty Trust	274,200	2,791,356
Liberty Property Trust, Series C	62,500	2,626,250
National Retail Properties, Inc.	34,500	1,379,310
Physicians Realty Trust	167,500	3,118,850
Piedmont Office Realty Trust, Inc., Class A	67,800	1,424,478
Sabra Health Care REIT, Inc. (B)	40,400	937,280
Summit Hotel Properties, Inc.	303,000	5,432,790
Uniti Group, Inc.	425,578	10,894,797

		48,315,203

Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc. (B)	110,500	11,795,875
Whole Foods Market, Inc.	95,600	3,992,256

		15,788,131

Food Products - 1.1%
Kellogg Co.	139,400	9,479,200

Health Care Equipment & Supplies - 1.3%
AngioDynamics, Inc. (A)	57,700	937,625
DENTSPLY SIRONA, Inc.	127,800	7,927,434
Zimmer Biomet Holdings, Inc., Class A	21,500	2,608,380

		11,473,439

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp., Class A	87,300	8,190,486
AMN Healthcare Services, Inc. (A)	35,050	1,293,345
Cardinal Health, Inc.	133,900	10,345,114
HealthSouth Corp.	63,000	2,681,280
Laboratory Corp. of America Holdings (A)	50,300	7,993,173
MEDNAX, Inc. (A)	198,470	9,324,121
PharMerica Corp. (A)	30,200	759,530
WellCare Health Plans, Inc. (A)	20,200	3,575,198

		44,162,247

Health Care Technology - 0.2%
Omnicell, Inc. (A)	34,800	1,726,080

Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	19,600	3,666,180

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	24,450	2,463,337
La-Z-Boy, Inc.	66,000	2,230,800

		4,694,137

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	34,500	3,982,680

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	941,200	10,522,616

Insurance - 8.6%
Alleghany Corp. (A)	20,400	12,512,136
Allstate Corp.	58,900	5,359,900

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	46,900	$ 2,288,720
FNF Group	223,500	10,920,210
Loews Corp.	191,500	9,322,220
Markel Corp. (A)	4,100	4,393,191
Progressive Corp.	199,900	9,421,287
Selective Insurance Group, Inc.	128,400	6,503,460
United Fire Group, Inc.	120,093	5,418,596
Validus Holdings, Ltd.	43,000	2,312,970
Willis Towers Watson PLC	53,500	7,965,080

		76,417,770

Internet & Direct Marketing Retail - 1.0%
Liberty Expedia Holdings, Inc., Class A (A)	140,300	8,004,115
Nutrisystem, Inc.	17,800	992,350

		8,996,465

Internet Software & Services - 0.4%
IAC/InterActiveCorp (A)	30,950	3,238,299

IT Services - 1.5%
Global Payments, Inc.	28,000	2,642,360
Leidos Holdings, Inc.	54,700	2,923,168
Sykes Enterprises, Inc. (A)	34,800	1,183,200
Western Union Co.	341,400	6,742,650

		13,491,378

Machinery - 1.6%
Altra Industrial Motion Corp.	62,400	2,779,920
Columbus McKinnon Corp.	59,842	1,543,924
Douglas Dynamics, Inc.	81,300	2,585,340
Gencor Industries, Inc. (A)	52,500	842,625
Mueller Industries, Inc.	83,000	2,614,500
Oshkosh Corp.	24,500	1,687,070
Watts Water Technologies, Inc., Class A	36,500	2,350,600

		14,403,979

Media - 5.7%
AMC Networks, Inc., Class A (A)	150,387	9,617,249
Discovery Communications, Inc., Class C (A)	398,081	9,207,613
DISH Network Corp., Class A (A)	43,700	2,798,111
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	143,373	6,595,158
Lions Gate Entertainment Corp., Class B (A)	90,319	2,484,676
Madison Square Garden Co., Class A (A)	30,464	6,693,550
News Corp., Class A	742,700	10,628,037
Viacom, Inc., Class B	73,100	2,552,652

		50,577,046

Metals & Mining - 0.3%
Kaiser Aluminum Corp.	26,500	2,578,185

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	895,242	10,769,761

Multi-Utilities - 2.5%
CMS Energy Corp.	55,500	2,566,320
NorthWestern Corp.	87,700	5,068,183
SCANA Corp.	129,500	8,335,915
WEC Energy Group, Inc.	103,300	6,504,801

		22,475,219

Oil, Gas & Consumable Fuels - 4.8%
Andeavor	17,323	1,724,158
Antero Resources Corp. (A) (B)	538,100	11,095,622
Callon Petroleum Co. (A) (B)	196,500	2,224,380
Delek US Holdings, Inc.	37,296	973,799

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Energen Corp. (A)	24,800	$ 1,321,344
Gulfport Energy Corp. (A)	116,200	1,466,444
Marathon Petroleum Corp.	101,700	5,694,183
Range Resources Corp.	385,600	8,140,016
REX American Resources Corp., Class A (A)	29,500	2,949,410
Rice Energy, Inc. (A)	242,800	6,791,116

		42,380,472

Paper & Forest Products - 0.6%
Domtar Corp.	96,500	3,769,290
P.H. Glatfelter Co.	64,000	1,310,080

		5,079,370

Pharmaceuticals - 0.4%
Nektar Therapeutics, Class A (A)	168,833	3,685,624

Professional Services - 0.7%
FTI Consulting, Inc. (A)	20,900	685,729
Heidrick & Struggles International, Inc.	149,400	2,704,140
On Assignment, Inc. (A)	57,000	2,807,250

		6,197,119

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	138,200	5,250,218

Road & Rail - 0.3%
AMERCO	6,575	2,554,782

Semiconductors & Semiconductor Equipment - 3.1%
AXT, Inc. (A)	84,300	737,625
Brooks Automation, Inc., Class A	65,300	1,603,768
Cohu, Inc.	198,600	3,618,492
Entegris, Inc. (A)	113,300	2,957,130
First Solar, Inc. (A) (B)	86,300	4,255,453
KLA-Tencor Corp.	27,400	2,538,062
MKS Instruments, Inc.	47,950	4,011,018
Qorvo, Inc. (A)	33,074	2,267,553
Silicon Motion Technology Corp., ADR (B)	67,200	2,762,592
Xcerra Corp. (A)	298,500	2,898,435

		27,650,128

Software - 2.7%
Barracuda Networks, Inc. (A)	18,400	413,448
CA, Inc.	125,300	3,889,312
Citrix Systems, Inc. (A)	29,900	2,361,502
Dell Technologies, Inc., Class V (A)	148,600	9,550,522
Synopsys, Inc. (A)	69,100	5,290,987
TiVo Corp.	126,698	2,483,281

		23,989,052

Specialty Retail - 3.6%
Abercrombie & Fitch Co., Class A	100,000	984,000
Advance Auto Parts, Inc.	121,000	13,553,210
American Eagle Outfitters, Inc.	276,000	3,267,840
Bed Bath & Beyond, Inc.	283,100	8,464,690
Foot Locker, Inc.	23,000	1,085,370
Urban Outfitters, Inc. (A) (B)	61,700	1,208,703
Williams-Sonoma, Inc., Class A (B)	67,600	3,138,668

		31,702,481

Technology Hardware, Storage & Peripherals - 1.2%
NetApp, Inc.	117,700	5,110,534
Western Digital Corp.	68,100	5,796,672

		10,907,206

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (A)	22,050	$ 1,430,163
Fossil Group, Inc. (A) (B)	219,907	2,473,954
Michael Kors Holdings, Ltd. (A)	320,900	11,693,596
Steven Madden, Ltd., Class B (A)	55,350	2,269,350

		17,867,063

Thrifts & Mortgage Finance - 2.0%
Dime Community Bancshares, Inc.	135,000	2,808,000
Oritani Financial Corp.	57,000	946,200
Provident Financial Services, Inc.	114,500	3,036,540
TrustCo Bank Corp.	171,200	1,420,960
United Financial Bancorp, Inc.	268,858	4,863,641
Washington Federal, Inc.	148,100	4,953,945

		18,029,286

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	161,600	7,934,560

Total Common Stocks (Cost $705,498,079)		859,441,568

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (C)	41,887,094	41,887,094

Total Securities Lending Collateral (Cost $41,887,094)		41,887,094

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.12% (C), dated 07/31/2017, to be repurchased at $8,276,083 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $8,441,969.	$ 8,276,056	8,276,056

Total Repurchase Agreement (Cost $8,276,056)		8,276,056

Total Investments (Cost $755,661,229) (D)		909,604,718
Net Other Assets (Liabilities) - (2.4)%		(21,093,726)

Net Assets - 100.0%		$ 888,510,992

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$859,441,568	$—	$—	$859,441,568
Securities Lending Collateral	41,887,094	—	—	41,887,094
Repurchase Agreement	—	8,276,056	—	8,276,056

Total Investments	$901,328,662	$8,276,056	$—	$909,604,718

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,868,438. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2017.
(D)	Aggregate cost for federal income tax purposes is $755,661,229. Aggregate gross unrealized appreciation and depreciation for all securities is $188,333,840 and $34,390,351, respectively. Net unrealized appreciation for tax purposes is $153,943,489.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 48.5%
Aerospace & Defense - 0.8%
BAE Systems PLC	130,000	$ 1,031,705

Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	2,500	275,725

Airlines - 2.4%
Alaska Air Group, Inc.	9,500	809,685
Delta Air Lines, Inc.	17,000	839,120
Japan Airlines Co., Ltd.	52,566	1,701,261

		3,350,066

Auto Components - 0.3%
Lear Corp.	3,025	448,275

Automobiles - 0.3%
Ford Motor Co.	37,000	415,140

Banks - 2.3%
Citigroup, Inc.	8,000	547,600
JPMorgan Chase & Co.	21,750	1,996,650
PNC Financial Services Group, Inc.	5,000	644,000

		3,188,250

Beverages - 0.0% (A)
Thai Beverage PCL (B)	3	2

Biotechnology - 2.8%
AbbVie, Inc., Class G	35,000	2,446,850
Gilead Sciences, Inc.	18,000	1,369,620

		3,816,470

Chemicals - 2.0%
Dow Chemical Co.	19,690	1,264,886
LyondellBasell Industries NV, Class A	16,000	1,441,440

		2,706,326

Communications Equipment - 1.8%
Cisco Systems, Inc.	78,000	2,453,100

Containers & Packaging - 0.6%
International Paper Co.	15,000	824,700

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	7,775	303,225
BCE, Inc.	15,000	704,071
HKT Trust & HKT, Ltd.	1,417,540	1,858,402
Verizon Communications, Inc.	18,625	901,450

		3,767,148

Equity Real Estate Investment Trusts - 1.6%
Ascendas Real Estate Investment Trust	400,000	796,960
STORE Capital Corp.	59,108	1,382,536

		2,179,496

Food & Staples Retailing - 2.6%
CVS Health Corp.	5,000	399,650
Wal-Mart de Mexico SAB de CV	1,372,330	3,175,958

		3,575,608

	Shares	Value
COMMON STOCKS (continued)
Food Products - 2.0%
Austevoll Seafood ASA	40,000	$ 356,105
Marine Harvest ASA (C)	125,000	2,328,990

		2,685,095

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp.	35,000	2,156,350

Household Products - 1.0%
Procter & Gamble Co.	6,825	619,847
Spectrum Brands Holdings, Inc., Class A (B)	6,426	741,817

		1,361,664

Insurance - 2.3%
MetLife, Inc.	23,275	1,280,125
Prudential Financial, Inc.	11,800	1,336,114
Swiss Re AG	5,000	482,186

		3,098,425

Internet Software & Services - 1.8%
Alphabet, Inc., Class C (C)	2,700	2,512,350

IT Services - 0.3%
Paychex, Inc.	6,000	347,100

Media - 0.9%
Regal Entertainment Group, Class A (B)	65,000	1,236,300

Mortgage Real Estate Investment Trusts - 3.6%
Blackstone Mortgage Trust, Inc., Class A (B)	80,000	2,469,600
Starwood Property Trust, Inc.	110,000	2,424,400

		4,894,000

Multiline Retail - 0.5%
Target Corp.	12,700	719,709

Oil, Gas & Consumable Fuels - 1.1%
Exxon Mobil Corp.	7,500	600,300
Royal Dutch Shell PLC, Class B, ADR	6,075	351,499
Valero Energy Corp.	8,575	591,418

		1,543,217

Pharmaceuticals - 2.6%
GlaxoSmithKline PLC	40,000	799,293
Johnson & Johnson	11,000	1,459,920
Merck & Co., Inc.	9,000	574,920
Pfizer, Inc.	21,000	696,360

		3,530,493

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	69,370	2,460,554
QUALCOMM, Inc.	10,000	531,900

		2,992,454

Software - 2.4%
Microsoft Corp.	45,000	3,271,500

Specialty Retail - 1.4%
Foot Locker, Inc.	10,050	474,259
Home Depot, Inc.	4,750	710,600
Lowe’s Cos., Inc.	10,000	774,000

		1,958,859

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	21,500	3,197,695

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure - 2.0%
Macquarie Infrastructure Corp.	37,000	$ 2,804,970

Total Common Stocks (Cost $59,493,284)		66,342,192

PREFERRED STOCKS - 5.6%
Banks - 2.0%
Bank of America Corp.
Series W, 6.63%	33,000	897,600
Citigroup, Inc.
Series J, 7.13% (B) (D)	12,000	356,880
Wells Fargo & Co.
6.63% (D)	50,000	1,501,500

		2,755,980

Capital Markets - 0.5%
Morgan Stanley
Series G, 6.63%	25,000	684,500

Equity Real Estate Investment Trusts - 0.6%
Colony NorthStar, Inc.
Series E, 8.75%	10,350	281,520
Series G, 7.50% (B)	8,250	214,747
DuPont Fabros Technology, Inc.
Series C, 6.63%	10,000	282,000

		778,267

Insurance - 1.5%
Kemper Corp.
7.38%	39,484	1,051,459
Maiden Holdings North America, Ltd.
7.75%	15,600	421,200
Maiden Holdings, Ltd.
Series A, 8.25%	1,400	35,602
Torchmark Corp.
6.13%	20,000	547,600

		2,055,861

Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.
Series B, 7.75%	15,000	389,850
Two Harbors Investment Corp.
Series B, 7.63% (D)	39,800	1,008,532

		1,398,382

Total Preferred Stocks (Cost $7,271,990)		7,672,990

MASTER LIMITED PARTNERSHIPS - 3.3%
Capital Markets - 0.7%
AllianceBernstein Holding, LP	40,000	990,000

Electric Utilities - 0.3%
Brookfield Infrastructure Partners, LP	10,000	404,600

Oil, Gas & Consumable Fuels - 2.3%
Enterprise Products Partners, LP	25,260	687,072
Spectra Energy Partners, LP	35,000	1,582,000
TC PipeLines, LP	15,000	859,350

		3,128,422

Total Master Limited Partnerships (Cost $3,951,424)		4,523,022

	Principal	Value
CORPORATE DEBT SECURITIES - 41.1%
Aerospace & Defense - 0.3%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 500,000	$ 471,250

Auto Components - 1.9%
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (B)	1,000,000	1,037,500
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	88,480
8.00%, 12/15/2019	300,000	334,500
Dana, Inc.
6.00%, 09/15/2023	1,130,000	1,182,262

		2,642,742

Banks - 0.4%
Wells Fargo & Co.
7.98% (D), 03/15/2018 (E)	500,000	518,125

Building Products - 1.2%
BMC East LLC
5.50%, 10/01/2024 (F)	1,500,000	1,578,750

Capital Markets - 1.0%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (F)	1,205,000	1,325,500

Chemicals - 0.6%
Blue Cube Spinco, Inc.
9.75%, 10/15/2023	500,000	610,000
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (F)	250,000	284,688

		894,688

Commercial Services & Supplies - 3.3%
ADT Corp.
6.25%, 10/15/2021	300,000	327,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	1,500,000	1,511,250
KAR Auction Services, Inc.
5.13%, 06/01/2025 (F)	1,000,000	1,042,500
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (F)	1,500,000	1,672,500

		4,554,000

Construction & Engineering - 1.0%
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (F)	1,250,000	1,343,750

Consumer Finance - 1.9%
Ally Financial, Inc.
8.00%, 03/15/2020	1,000,000	1,135,000
Navient Corp.
6.50%, 06/15/2022	1,000,000	1,065,000
7.25%, 01/25/2022, MTN	400,000	438,000

		2,638,000

Diversified Consumer Services - 0.6%
Service Corp. International / US
5.38%, 05/15/2024	738,000	783,203

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.4%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	$ 1,965,000	$ 2,019,037
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (F) (G)	1,250,000	1,253,125

		3,272,162

Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.
7.50%, 04/01/2024 (B)	1,500,000	1,629,375
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	500,000	573,750

		2,203,125

Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp.
7.25%, 10/15/2022	250,000	266,094

Energy Equipment & Services - 1.2%
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021 (F)	1,500,000	1,590,000

Equity Real Estate Investment Trusts - 2.1%
Equinix, Inc.
5.75%, 01/01/2025	1,000,000	1,075,000
Uniti Group, LP / Uniti Group Finance, Inc.
6.00%, 04/15/2023 (F)	1,000,000	1,030,000
8.25%, 10/15/2023	750,000	772,500

		2,877,500

Health Care Providers & Services - 1.4%
HCA, Inc.
7.50%, 02/15/2022	750,000	866,250
MEDNAX, Inc.
5.25%, 12/01/2023 (F)	500,000	515,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (F)	500,000	537,500

		1,918,750

Hotels, Restaurants & Leisure - 0.6%
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (F)	750,000	765,000

Household Durables - 1.0%
Meritage Homes Corp.
7.15%, 04/15/2020	1,225,000	1,353,625

Household Products - 1.2%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,500,000	1,605,000

Insurance - 0.8%
American Equity Investment Life Holding Co.
5.00%, 06/15/2027	1,000,000	1,040,970

Internet & Direct Marketing Retail - 0.5%
Netflix, Inc.
5.88%, 02/15/2025	625,000	700,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.7%
Mueller Industries, Inc.
6.00%, 03/01/2027	$ 1,000,000	$ 1,022,500

Mortgage Real Estate Investment Trusts - 1.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,500,000	1,563,750

Multiline Retail - 0.3%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	405,578

Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp.
5.00%, 03/01/2025	750,000	738,750
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (F)	300,000	312,375
HollyFrontier Corp.
5.88%, 04/01/2026	1,500,000	1,615,297
NGPL PipeCo LLC
4.38%, 08/15/2022 (F) (G)	1,000,000	1,028,750
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (B)	500,000	502,500
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,500,000	1,593,750
6.38%, 05/01/2024	450,000	491,625
Valero Energy Corp.
8.75%, 06/15/2030	300,000	411,186

		6,694,233

Professional Services - 0.4%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (F)	500,000	513,750

Road & Rail - 0.8%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (F)	1,000,000	1,037,500

Semiconductors & Semiconductor Equipment - 0.1%
Microsemi Corp.
9.13%, 04/15/2023 (F)	169,000	194,350

Software - 0.9%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (F)	1,250,000	1,301,563

Specialty Retail - 2.5%
Foot Locker, Inc.
8.50%, 01/15/2022	500,000	582,500
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	960,000
6.95%, 03/01/2033	400,000	385,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (F)	1,000,000	1,030,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (B)	542,000	516,255

		3,473,755

Technology Hardware, Storage & Peripherals - 3.7%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (F)	1,500,000	1,891,356

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	$ 1,250,000	$ 1,364,062
Western Digital Corp.
10.50%, 04/01/2024	1,500,000	1,775,625

		5,031,043

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	100,000	120,000

Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.
7.00%, 03/15/2021	500,000	559,375

Total Corporate Debt Securities (Cost $54,358,574)		56,259,631

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (H)	9,650,499	9,650,499

Total Securities Lending Collateral (Cost $9,650,499)		9,650,499

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.12% (H), dated 07/31/2017, to be repurchased at $621,116 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.10% (H), due 11/29/2017, and with a value of $637,677.	$ 621,114	621,114

Total Repurchase Agreement (Cost $621,114)		621,114

Total Investments (Cost $135,346,885) (I)		145,069,448
Net Other Assets (Liabilities) - (6.1)%		(8,371,375)

Net Assets - 100.0%		$ 136,698,073

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$56,987,288	$9,354,904	$—	$66,342,192
Preferred Stocks	7,672,990	—	—	7,672,990
Master Limited Partnerships	4,523,022	—	—	4,523,022
Corporate Debt Securities	—	56,259,631	—	56,259,631
Securities Lending Collateral	9,650,499	—	—	9,650,499
Repurchase Agreement	—	621,114	—	621,114

Total Investments	$78,833,799	$66,235,649	$—	$145,069,448

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,443,803. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $20,247,957, representing 14.8% of the Fund’s net assets.
(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(H)	Rates disclosed reflect the yields at July 31, 2017.
(I)	Aggregate cost for federal income tax purposes is $135,346,885. Aggregate gross unrealized appreciation and depreciation for all securities is $11,056,179 and $1,333,616, respectively. Net unrealized appreciation for tax purposes is $9,722,563.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.6%
ABFC Trust
Series 2004-OPT4, Class A1,
1.85% (A), 04/25/2034	$ 426,932	$ 426,650
Series 2004-OPT5, Class A1,
1.93% (A), 06/25/2034	213,809	210,653
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
1.43% (A), 02/25/2036	689,906	689,885
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.81% (A), 07/25/2032	3,744	3,574
Anchorage Capital CLO 4, Ltd.
Series 2014-4A, Class A1BR,
2.45% (A), 07/28/2026 (B)	1,000,000	1,000,049
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1.88% (A), 03/25/2035	1,529,735	1,526,201
Series 2006-HE1, Class 1M2,
1.66% (A), 12/25/2035	4,500,000	4,437,827
Series 2006-HE1, Class 2M2,
1.66% (A), 02/25/2036	1,300,000	1,281,834
Series 2006-HE10, Class 21A3,
1.47% (A), 12/25/2036	2,968,093	2,085,118
Series 2007-AQ1, Class A1,
1.34% (A), 04/25/2031	260,130	276,212
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.89% (A), 10/25/2032	5,627	5,520
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
0.00% (A), 10/29/2025 (B) (C)	1,600,000	1,600,000
C-BASS Trust
Series 2007-CB1, Class AF1A,
1.30% (A), 01/25/2037	360,710	149,833
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
2.47% (A), 07/27/2026 (B)	1,400,000	1,400,276
Chase Issuance Trust
Series 2017-A1, Class A,
1.53% (A), 01/18/2022	1,300,000	1,304,941
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.63%, 10/25/2037 (A) (B)	1,060,495	1,038,712
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
2.66% (A), 04/20/2023 (B)	284,532	284,607
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1,
1.63% (A), 06/25/2036	400,000	389,779
Series 2006-26, Class 1A,
1.37% (A), 06/25/2037	1,519,206	1,260,733
Series 2006-26, Class 2A3,
1.40% (A), 06/25/2037	1,895,469	1,878,773
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
2.45% (A), 01/16/2026 (B)	1,300,000	1,300,021
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1.69% (A), 05/25/2036	1,500,000	1,460,334
Series 2006-14, Class 1A,
1.37% (A), 02/25/2037	1,020,193	878,310

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Denali Capital CLO X, Ltd.
Series 2013-1A, Class A1L,
2.46% (A), 04/28/2025 (B)	$ 1,147,004	$ 1,145,836
Dryden 34 Senior Loan Fund
Series 2014-34A, Class A1R,
0.00% (A), 10/15/2026 (B)	1,400,000	1,402,310
Dryden XXV Senior Loan Fund
Series 2012-25A, Class AR,
2.50% (A), 01/15/2025 (B)	1,453,044	1,455,559
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A,
1.67%, 09/20/2019	1,600,000	1,600,833
Highlander Euro CDO III BV
Series 2007-3A, Class A,
0.00% (A), 05/01/2023 (B)	EUR 371,317	439,591
Home Equity Asset Trust
Series 2002-1, Class A4,
1.83% (A), 11/25/2032	$ 1,026	931
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	1,600,000	1,600,948
Series 2017-B, Class A2B,
1.51% (A), 12/16/2019 (B)	1,900,000	1,902,997
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
2.54% (A), 10/17/2025 (B)	1,400,000	1,400,052
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1.49% (A), 03/25/2037	3,500,000	3,286,172
Kitty Hawk CLO LLC
Series 2015-1A, Class A1R,
2.51% (A), 04/15/2027 (B)	1,000,000	1,000,016
KVK CLO, Ltd.
Series 2013-2A, Class AR,
2.45% (A), 01/15/2026 (B)	1,700,000	1,700,063
Lockwood Grove CLO, Ltd.
Series 2014-1A, Class A1R,
2.78% (A), 04/25/2025 (B)	1,700,000	1,700,326
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class AR,
2.42% (A), 01/19/2025 (B)	1,700,000	1,702,103
Malin CLO BV
Series 2007-1A, Class VFNE,
0.00% (A), 05/07/2023 (B)	EUR 662,570	782,382
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1.39% (A), 04/25/2037	$ 1,964,728	1,094,884
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	169,262	134,802
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	223,114	160,524
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
2.50% (A), 04/18/2025 (B)	1,100,000	1,099,994
Mountain View CLO, Ltd.
Series 2014-1A, Class AR,
2.54% (A), 10/15/2026 (B)	1,400,000	1,400,052
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
1.47% (A), 11/27/2028	29,162	29,155
Navient Private Education Loan Trust
Series 2015-CA, Class A,
2.73% (A), 01/16/2035 (B)	1,322,986	1,334,028
Nelnet Student Loan Trust
Series 2010-1A, Class A,
1.99% (A), 11/25/2048 (B)	722,937	731,469

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2010-3A, Class A,
2.09% (A), 07/27/2048 (B)	$ 1,076,380	$ 1,088,235
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1.41% (A), 05/25/2036	86,529	74,151
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
2.44% (A), 07/20/2026 (B)	1,400,000	1,402,516
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
2.53% (A), 10/20/2026 (B)	1,200,000	1,200,048
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
2.40% (A), 04/15/2026 (B)	1,400,000	1,400,052
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1.54% (A), 04/25/2037	4,797,652	3,009,877
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
2.43% (A), 01/17/2026 (B)	1,400,000	1,400,039
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WCW2, Class M2,
1.76% (A), 07/25/2035	500,000	488,076
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1.62% (A), 02/25/2036	500,000	473,929
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR,
2.47% (A), 10/25/2026 (B)	1,400,000	1,400,063
Santander Drive Auto Receivables Trust
Series 2017-1, Class A2,
1.49%, 02/18/2020	1,400,000	1,399,338
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1.29% (A), 12/25/2036	66,526	22,327
SLM Student Loan Trust
Series 2005-4, Class A3,
1.43% (A), 01/25/2027	1,520,638	1,511,835
Series 2007-3, Class A3,
1.35% (A), 04/25/2019	934,839	930,907
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	1,179,207	1,192,781
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	1,501,344	1,500,938
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
2.06% (A), 05/25/2035	3,014,140	2,956,472
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	1,084,544	1,091,142
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2006-BC1, Class A6,
1.50% (A), 03/25/2036	1,000,000	784,569
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
2.45% (A), 01/17/2026 (B)	1,100,000	1,100,018
Series 2013-1A, Class A2R,
2.47% (A), 01/17/2026 (B)	1,100,000	1,100,018

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICC CLO LLC
Series 2012-1A, Class A,
1.75% (A), 08/25/2023 (B)	$ 138,631	$ 138,711
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	8,089	8,605
Series 2004-20C, Class 1,
4.34%, 03/01/2024	65,345	67,714
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A,
1.53% (A), 07/22/2021 (B)	353,965	353,528
Wells Fargo Home Equity Asset-Backed
Securities Trust
Series 2005-4, Class M2,
1.71% (A), 12/25/2035	6,500,000	6,341,646
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2,
1.78%, 04/15/2020 (B)	1,300,000	1,301,577
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A2,
1.68%, 12/16/2019	1,700,000	1,701,143

Total Asset-Backed Securities (Cost $81,752,698)		87,435,124

CERTIFICATES OF DEPOSIT - 2.1%
Banks - 2.1%
Barclays Bank PLC
1.95% (A), 11/06/2017	2,300,000	2,300,164
Mitsubishi UFJ Trust & Banking Corp.
1.99% (A), 09/19/2017	1,300,000	1,300,000
Natixis SA
1.98% (A), 09/25/2017 - 10/02/2017	1,500,000	1,500,000
Norinchukin Bank
2.02% (A), 10/10/2017	2,800,000	2,800,000
Sumitomo Mitsui Banking Corp.
1.95% (A), 09/15/2017	2,700,000	2,700,000
Sumitomo Mitsui Trust Bank, Ltd.
2.00% (A), 09/18/2017	2,600,000	2,600,000

Total Certificates of Deposit (Cost $13,200,164)		13,200,164

CORPORATE DEBT SECURITIES - 32.5%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,389,808	1,386,333

Banks - 16.8%
Bank of America Corp.
5.65%, 05/01/2018, MTN	1,900,000	1,953,489
6.00%, 09/01/2017	1,000,000	1,003,560
6.40%, 08/28/2017, MTN	500,000	501,703
6.88%, 04/25/2018, MTN	3,300,000	3,421,192
7.63%, 06/01/2019, MTN	4,000,000	4,400,364
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,518,930
10.18%, 06/12/2021 (B)	1,840,000	2,307,365
Barclays PLC
3.68%, 01/10/2023	1,100,000	1,129,682
6.50% (A), 09/15/2019 (D)	EUR 800,000	998,654
8.25% (A), 12/15/2018 (D)	$ 700,000	743,890
CIT Group, Inc.
3.88%, 02/19/2019	2,100,000	2,149,875
Citigroup, Inc.
2.05%, 06/07/2019	300,000	300,542

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
2.15% (A), 06/07/2019	$ 900,000	$ 908,589
2.63% (A), 09/01/2023	500,000	510,895
2.68% (A), 03/30/2021	300,000	307,259
2.75%, 04/25/2022	1,700,000	1,705,125
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (E)	EUR 3,300,000	4,577,888
Discover Bank
2.60%, 11/13/2018	$ 1,400,000	1,412,380
JPMorgan Chase & Co.
2.21% (A), 04/25/2023	1,700,000	1,706,615
2.40%, 06/07/2021	1,500,000	1,504,585
KBC Bank NV
8.00% (A), 01/25/2023 (E)	2,000,000	2,054,976
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (D)	2,700,000	3,663,225
Lloyds Banking Group PLC
7.00% (A), 06/27/2019 (D) (E)	GBP 1,200,000	1,678,277
7.63% (A), 06/27/2023 (D) (E)	700,000	1,038,077
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	$ 1,400,000	1,404,084
Nordea Hypotek AB
2.25%, 06/19/2019	SEK 80,600,000	10,432,109
Nykredit Realkredit A/S
1.00%, 10/01/2017 - 04/01/2018, MTN	DKK 34,200,000	5,476,831
1.00%, 04/01/2018 - 07/01/2018	39,600,000	6,379,530
2.00%, 04/01/2018	19,800,000	3,202,795
Realkredit Danmark A/S
1.00%, 01/01/2018 - 04/01/2018, MTN	116,600,000	18,717,830
2.00%, 01/01/2018 - 04/01/2018	25,600,000	4,134,712
Royal Bank of Canada
2.30%, 03/22/2021	$ 1,400,000	1,404,130
Royal Bank of Scotland Group PLC
6.99% (A), 10/05/2017 (B) (D)	1,300,000	1,480,375
Societe Generale SA
8.25% (A), 11/29/2018, MTN (D) (E)	1,300,000	1,379,352
Sumitomo Mitsui Trust Bank, Ltd.
1.73% (A), 03/06/2019 (B)	1,400,000	1,400,993
Swedbank Hypotek AB
3.75%, 06/19/2019, MTN	SEK 30,000,000	3,987,420
Wells Fargo & Co.
7.98% (A), 03/15/2018 (D)	$ 3,400,000	3,523,250

		107,420,548

Biotechnology - 0.2%
AbbVie, Inc.
1.80%, 05/14/2018	1,100,000	1,101,608

Capital Markets - 4.5%
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,432,571
3.75%, 03/26/2025	1,600,000	1,623,134
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,817,865
Deutsche Bank AG
2.70%, 07/13/2020	1,500,000	1,508,020
2.75% (A), 01/18/2019	1,400,000	1,418,693
4.25%, 10/14/2021	2,700,000	2,839,625
Goldman Sachs Group, Inc.
2.28% (A), 11/15/2018, MTN	1,300,000	1,313,397
2.45% (A), 09/15/2020	1,600,000	1,628,592
Morgan Stanley
5.95%, 12/28/2017, MTN	4,900,000	4,985,471
6.63%, 04/01/2018, MTN	2,000,000	2,063,660
UBS AG
1.80% (A), 06/08/2020 (B)	2,600,000	2,610,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG (continued)
4.75% (A), 05/22/2023, MTN (E)	$ 1,900,000	$ 1,935,287
7.63%, 08/17/2022	600,000	714,000
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	2,200,000	2,241,925

		29,132,765

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B) (F) (G)	2,180,360	768,577

Consumer Finance - 0.6%
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	600,000	605,425
General Motors Financial Co., Inc.
2.23% (A), 04/13/2020	1,700,000	1,706,846
Springleaf Finance Corp.
8.25%, 12/15/2020	1,200,000	1,347,000
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B)	300,000	299,718

		3,958,989

Diversified Financial Services - 2.6%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	907,209
7.25%, 02/01/2018	2,100,000	2,157,676
BRFkredit A/S
1.00%, 01/01/2018, MTN (E)	DKK 17,900,000	2,866,761
2.00%, 10/01/2017	7,000,000	1,118,221
4.00%, 01/01/2018	11,700,000	1,896,559
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	$ 1,500,000	1,506,615
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/2018, MTN	DKK 8,000,000	1,286,493
Preferred Term Securities XVII, Ltd. /
Preferred Term Securities XVII, Inc.
1.67% (A), 06/23/2035 (B)	$ 1,473,394	1,202,888
Tayarra, Ltd.
3.63%, 02/15/2022	3,890,348	4,030,101

		16,972,523

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
2.25% (A), 07/15/2021	1,500,000	1,513,319
2.80%, 02/17/2021	2,000,000	2,028,784
SFR Group SA
7.38%, 05/01/2026 (B)	900,000	974,250
Verizon Communications, Inc.
1.72% (A), 05/22/2020	1,500,000	1,503,279
2.99% (A), 09/14/2018	4,500,000	4,582,530

		10,602,162

Electric Utilities - 0.8%
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,502,298
PG&E Corp.
2.40%, 03/01/2019	1,200,000	1,207,988
Progress Energy, Inc.
4.88%, 12/01/2019	600,000	637,136
Southern Co.
1.99% (A), 09/30/2020 (B)	2,000,000	2,006,436

		5,353,858

Equity Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,640,845

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
iStar, Inc.
7.13%, 02/15/2018	$ 400,000	$ 410,000
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,538,525

		4,589,370

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.13%, 06/06/2019	1,600,000	1,606,890
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,655,406

		3,262,296

Independent Power & Renewable Electricity Producers - 0.5%
Dynegy, Inc.
6.75%, 11/01/2019	2,300,000	2,384,813
7.38%, 11/01/2022 (H)	600,000	606,120

		2,990,933

Insurance - 0.2%
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	1,014,248

Internet Software & Services - 0.5%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	3,010,059

Oil, Gas & Consumable Fuels - 0.6%
Enbridge, Inc.
1.95% (A), 06/15/2020	1,500,000	1,499,160
Petrobras Global Finance BV
6.13%, 01/17/2022	1,200,000	1,261,080
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,124,055

		3,884,295

Pharmaceuticals - 0.4%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,498,487
Valeant Pharmaceuticals International, Inc.
4.50%, 05/15/2023 (E)	EUR 1,000,000	975,037

		2,473,524

Road & Rail - 0.3%
Hellenic Railways Organization SA
5.01%, 12/27/2017 (E)	100,000	116,605
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	1,605,931

		1,722,536

Software - 0.1%
Oracle Corp.
2.40%, 09/15/2023	800,000	795,694

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	800,000	844,304
5.45%, 06/15/2023 (B)	1,200,000	1,322,640
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	833,000	834,432

		3,001,376

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	$ 4,200,000	$ 4,434,142

Total Corporate Debt Securities (Cost $200,411,109)		207,875,836

FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
Brazil - 5.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2017 - 07/01/2018	BRL 94,000,000	29,114,532
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023	9,700,000	3,155,382

		32,269,914

Germany - 0.5%
Bundesobligation Zero Coupon, 04/17/2020 (E)	EUR 300,000	361,060
Bundesrepublik Deutschland
2.50%, 07/04/2044 (E)	600,000	908,357
3.25%, 07/04/2042 (E)	1,000,000	1,700,887

		2,970,304

Japan - 0.3%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,700,427

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,400,000	1,410,220

Total Foreign Government Obligations (Cost $37,907,819)		38,350,865

MORTGAGE-BACKED SECURITIES - 8.3%
Alternative Loan Trust
Series 2005-81, Class A1,
1.51% (A), 02/25/2037	330,601	276,762
Series 2005-82, Class A1,
1.50% (A), 02/25/2036	1,333,569	1,170,699
Series 2005-J12, Class 2A1,
1.50% (A), 08/25/2035	1,165,822	782,147
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	166,816	147,617
Series 2006-J8, Class A2,
6.00%, 02/25/2037	184,031	128,850
Series 2006-OA12, Class A1B,
1.42% (A), 09/20/2046	1,018,975	794,904
Series 2006-OA17, Class 1A1A,
1.42% (A), 12/20/2046	1,312,414	1,118,392
Series 2006-OC7, Class 2A2A,
1.40% (A), 07/25/2046	1,315,963	1,221,399
Series 2006-OC8, Class 2A2B,
1.40% (A), 11/25/2036	942,540	866,733
Series 2007-2CB, Class 1A13,
5.75% (A), 03/25/2037	265,399	223,809
Series 2007-HY4, Class 1A1,
3.44% (A), 06/25/2037	432,565	374,476
Series 2007-OA6, Class A1B,
1.43% (A), 06/25/2037	1,598,569	1,460,290
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1.44% (A), 10/25/2046	1,172,567	870,442

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2016-ASHF, Class A,
3.06% (A), 12/15/2033 (B)	$ 1,400,000	$ 1,407,392
Banc of America Funding Trust
Series 2005-D, Class A1,
3.23% (A), 05/25/2035	228,290	237,848
Series 2006-J, Class 4A1,
3.58% (A), 01/20/2047	37,499	35,123
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	2,988,361	3,075,823
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.52% (A), 08/26/2037 (B)	1,007,698	1,010,162
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1,
3.27% (A), 11/25/2036	231,762	189,299
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.36% (A), 08/25/2033	214,289	214,029
Series 2003-8, Class 2A1,
3.56% (A), 01/25/2034	5,826	5,910
Series 2003-8, Class 4A1,
3.49% (A), 01/25/2034	65,285	65,662
Series 2005-2, Class A2,
3.64% (A), 03/25/2035	126,322	127,616
Series 2005-5, Class A2,
2.82% (A), 08/25/2035	69,092	68,769
Series 2006-4, Class 1A1,
3.55% (A), 10/25/2036	87,418	82,265
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.35% (A), 01/26/2036	156,162	139,077
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.00% (A), 03/31/2048 (E)	EUR 2,301,512	2,714,731
Berica ABS Srl
Series 2011-1, Class A1,
0.00% (A), 12/31/2055 (E)	1,006,055	1,188,663
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2022 (B) (C)	$ 1,900,000	1,956,924
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1.48% (A), 08/25/2035 (B)	83,218	79,246
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.37% (A), 10/19/2032	7,632	7,056
Series 2004-12, Class 12A1,
3.50% (A), 08/25/2034	100,807	92,067
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
2.51% (A), 07/15/2027 (B)	1,800,000	1,801,672
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
3.18% (A), 09/25/2035	75,850	78,161
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,453,827
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
1.64% (A), 03/25/2032 (B)	251	236
Series 2003-AR15, Class 2A1,
3.07% (A), 06/25/2033	336,672	333,394

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR28, Class 2A1,
3.10% (A), 12/25/2033	$ 2,269,260	$ 2,223,224
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	333,296	293,885
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	169,677	132,201
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.27% (A), 08/25/2035	20,803	17,936
Fort Cre LLC
Series 2016-1A, Class A1,
2.73% (A), 05/21/2036 (B) (I)	1,415,398	1,417,310
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,439,979
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.12% (A), 09/25/2035	37,549	38,145
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.19% (A), 12/19/2035	240,457	196,565
Series 2006-12, Class 2A2A,
1.42% (A), 01/19/2038	559,550	525,663
Series 2006-6, Class 5A1A,
3.73% (A), 08/19/2036	134,717	125,396
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	1,700,000	1,704,842
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.25% (A), 08/25/2035	1,214,823	1,005,463
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
2.68% (A), 01/15/2033 (B)	995,571	995,570
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	767,699	770,674
Ludgate Funding PLC
Series 2007-1, Class A2A,
0.46% (A), 01/01/2061 (E)	GBP 1,735,734	2,167,286
Luminent Mortgage Trust
Series 2006-6, Class A1,
1.43% (A), 10/25/2046	$ 301,309	283,043
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1.63% (A), 03/25/2036	97,455	21,375
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
2.23% (A), 10/25/2035	12,710	12,101
Series 2005-3, Class 4A,
1.48% (A), 11/25/2035	5,881	5,594
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,449,702
RALI Trust
Series 2008-QR1, Class 1A1,
2.63% (A), 08/25/2036	706,908	628,318
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
3.27% (A), 01/26/2036 (B)	1,273,192	1,286,152

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	$ 157,606	$ 156,014
Series 2005-R2, Class 1AF1,
1.57% (A), 06/25/2035 (B)	451,479	416,274
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	872	895
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
1.38% (A), 06/12/2044 (E)	2,229,806	2,128,994
Sequoia Mortgage Trust
Series 2004-11, Class A2,
2.04% (A), 12/20/2034	968,392	930,019
Series 2007-1, Class 1A1,
3.14% (A), 01/20/2047	283,884	230,025
Series 2007-3, Class 2AA1,
3.51% (A), 07/20/2037 (C)	1,567,430	1,510,520
Series 2010, Class 2A1,
1.99% (A), 10/20/2027	9,325	8,843
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.36% (A), 09/25/2034	281,286	279,752
Series 2004-19, Class 2A1,
2.13% (A), 01/25/2035	117,060	105,264
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1.48% (A), 07/19/2035	22,272	21,181
Series 2005-AR5, Class A2,
1.48% (A), 07/19/2035	19,961	19,498
Series 2005-AR5, Class A3,
1.48% (A), 07/19/2035	47,187	45,934
Series 2005-AR8, Class A1A,
1.51% (A), 02/25/2036	303,786	277,613
Series 2006-AR3, Class 12A1,
1.45% (A), 05/25/2036	380,930	346,105
Series 2006-AR6, Class 2A1,
1.42% (A), 07/25/2046	1,362,450	1,124,230
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.89% (A), 09/19/2032	6,438	6,255
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.27% (A), 06/25/2033	329,357	322,747
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
2.18% (A), 08/25/2042	4,544	4,384
Series 2003-AR9, Class 2A,
2.86% (A), 09/25/2033	411,426	415,317
Series 2006-AR19, Class 1A,
1.52% (A), 01/25/2047	521,565	422,260
Series 2006-AR19, Class 1A1A,
1.51% (A), 01/25/2047	470,364	441,185
Series 2006-AR9, Class 2A,
2.15% (A), 08/25/2046	303,987	297,262
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.10% (A), 01/25/2035	59,106	60,161
Series 2005-AR2, Class 1A1,
3.15% (A), 03/25/2035	1,051,783	1,056,583

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2006-AR8, Class 2A4,
3.25% (A), 04/25/2036	$ 116,810	$ 117,395

Total Mortgage-Backed Securities (Cost $52,015,763)		53,286,606

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Illinois - 0.9%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	1,000,000	1,061,100
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	1,845,000	1,846,531
6.63%, 02/01/2035	1,500,000	1,656,540
7.35%, 07/01/2035	1,015,000	1,161,424

		5,725,595

New York - 0.0% (J)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
4.73%, 11/01/2023	100,000	110,288

South Carolina - 0.3%
South Carolina Student Loan Corp.,
Revenue Bonds,
Series A-3,
1.34% (A), 12/01/2023	1,650,307	1,648,475

West Virginia - 0.1%
Tobacco Settlement Finance Authority,
Revenue Bonds,
Series A,
7.47%, 06/01/2047	975,000	932,168

Total Municipal Government Obligations (Cost $7,975,201)		8,416,526

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.9%
Federal Home Loan Mortgage Corp.
2.66% (A), 09/01/2035	19,103	19,775
2.74% (A), 11/01/2033	42,103	44,220
2.81% (A), 01/01/2036	1,356,907	1,431,733
3.07% (A), 03/01/2034	51,057	53,636
3.12% (A), 09/01/2035	200,972	212,142
3.50%, TBA (K) (L) (M)	7,000,000	7,199,336
4.00%, TBA (K) (L) (M)	4,000,000	4,206,139
4.50%, 08/01/2025 - 05/01/2037	37,802	40,632
4.50%, TBA (K) (L) (M)	3,000,000	3,214,570
Federal Home Loan Mortgage Corp. REMIC
1.63% (A), 06/15/2041	1,519,037	1,523,026
6.50%, 04/15/2029	1,465	1,632
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.03% (A), 10/25/2044	200,021	203,146
2.13% (A), 07/25/2044	198,338	201,604
6.50%, 07/25/2043	10,511	12,313
Federal National Mortgage Association
1.58% (A), 09/25/2042	178,720	177,689
1.93% (A), 03/01/2044 - 10/01/2044	650,142	661,659
2.63% (A), 09/01/2035	210,821	220,743
2.81% (A), 01/01/2026 - 11/01/2033	49,811	52,544
2.85% (A), 01/01/2028	15,255	16,070
2.94% (A), 07/01/2035	117,302	121,827
3.00%, TBA (K) (L) (M)	74,000,000	74,054,687

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.33% (A), 03/01/2034	$ 110,798	$ 116,777
3.50%, 02/01/2027	171,246	178,813
3.50%, TBA (K) (L) (M)	77,800,000	79,991,373
4.00%, TBA (K) (L) (M)	52,000,000	54,642,654
4.50%, 11/01/2018 - 12/01/2024	235,138	246,832
4.50%, TBA (K) (L) (M)	19,000,000	20,377,283
5.00%, 08/01/2020 - 10/01/2029	270,706	293,430
5.00%, TBA (K) (L) (M)	9,000,000	9,758,281
6.00%, 07/01/2035 - 06/01/2040	1,372,811	1,558,037
Federal National Mortgage Association REMIC
1.33% (A), 01/25/2021	295	295
1.50% (A), 09/25/2046	1,252,386	1,255,202
6.30%, 10/17/2038	93,353	94,936
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.87% (A), 07/25/2034	493,812	90,084
Government National Mortgage Association
1.68% (A), 08/20/2065 - 10/20/2065	3,941,662	3,937,362
2.03% (A), 12/20/2066	1,294,676	1,314,431
2.08% (A), 12/20/2065	5,682,533	5,779,197
2.13% (A), 05/20/2024	17,498	17,913
3.00%, TBA (K) (L) (M)	1,000,000	1,013,879
3.50%, TBA (K) (L) (M)	1,000,000	1,037,402
4.00%, TBA (K) (L) (M)	5,000,000	5,256,855
Government National Mortgage Association, Interest Only STRIPS
5.33% (A), 04/16/2033 - 10/16/2033	489,388	84,391
5.37% (A), 08/16/2033 - 09/20/2034	1,340,481	266,972

Total U.S. Government Agency Obligations (Cost $280,097,873)		280,981,522

U.S. GOVERNMENT OBLIGATIONS - 33.8%
U.S. Treasury - 25.9%
U.S. Treasury Bond
2.25%, 08/15/2046 (N)	2,500,000	2,175,390
2.50%, 02/15/2046 (N)	600,000	552,492
2.75%, 08/15/2042 - 11/15/2042 (N)	10,000,000	9,785,897
2.88%, 05/15/2043	3,600,000	3,598,877
2.88%, 08/15/2045 (N)	9,800,000	9,754,058
3.00%, 05/15/2042 (N)	5,200,000	5,335,486
3.13%, 02/15/2043	1,000,000	1,046,328
3.13%, 08/15/2044 (N)	9,700,000	10,143,698
3.63%, 08/15/2043	2,800,000	3,190,250
3.75%, 11/15/2043	4,500,000	5,237,928
4.25%, 05/15/2039	900,000	1,119,340
4.38%, 11/15/2039 (N)	4,900,000	6,199,838
4.38%, 05/15/2040	1,400,000	1,773,297
4.63%, 02/15/2040	700,000	916,152
U.S. Treasury Note
1.88%, 07/31/2022	700,000	701,394
2.00%, 12/31/2021 (K) (N)	86,900,000	87,721,466
2.25%, 11/15/2024 (N) (O) (P) (Q)	13,800,000	13,906,729
2.38%, 05/15/2027	2,600,000	2,618,585

		165,777,205

U.S. Treasury Inflation-Protected Securities - 7.9%
U.S. Treasury Inflation Indexed Note
0.50%, 07/15/2027	4,201,848	4,158,472
U.S. Treasury Inflation-Indexed Bond
0.13%, 04/15/2022 (N) (O) (P)	4,930,800	4,929,188
0.75%, 02/15/2042	108,305	102,779
0.75%, 02/15/2045 (N)	415,704	388,931
1.75%, 01/15/2028 (N)	8,177,116	9,161,028

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
2.00%, 01/15/2026 (N)	$ 3,452,456	$ 3,885,933
2.38%, 01/15/2025 (N) (O) (P)	6,361,670	7,277,948
2.50%, 01/15/2029 (N)	13,564,215	16,389,912
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2025 (N)	2,992,713	2,988,418
0.63%, 01/15/2026 (N)	1,235,928	1,250,357

		50,532,966

Total U.S. Government Obligations (Cost $216,864,562)		216,310,171

	Shares	Value
COMMON STOCK - 0.0% (J)
Household Durables - 0.0% (J)
Urbi Desarrollos Urbanos SAB de CV (G)	7,629	3,484

Total Common Stock (Cost $1,000)		3,484

	Principal	Value
COMMERCIAL PAPER - 0.7%
Auto Components - 0.5%
Toyota Industries Corp.
1.56% (R), 02/22/2018	$ 3,000,000	2,974,034

Banks - 0.2%
Standard Chartered Bank
1.64% (R), 02/05/2018	1,600,000	1,586,631

Total Commercial Paper (Cost $4,560,665)		4,560,665

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
Argentina - 0.6%
Argentina Treasury Bill
2.86% (R), 10/27/2017	900,000	893,744
3.25% (R), 12/15/2017	1,100,000	1,087,972
3.35% (R), 04/27/2018	2,300,000	2,246,263

		4,227,979

Japan - 4.7%
Japan Treasury Discount Bill
0.00% (R) (S), 08/21/2017 - 08/28/2017	JPY 3,320,000,000	30,116,276

Mexico - 1.0%
Mexico Cetes
6.78% (R), 08/17/2017	MXN 111,300,000	6,231,300

Total Short-Term Foreign Government Obligations (Cost $39,872,581)		40,575,555

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (J)
U.S. Treasury Bill
0.95% (R), 08/31/2017 (K) (Q)	$ 155,000	154,877

Total Short-Term U.S. Government Obligation (Cost $154,879)		154,877

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (J)
Put - 90-Day Eurodollar Futures
Exercise Price $98
Expiration Date 03/19/2018	308	$ 17,325
Put - 05-Year U.S. Treasury Note Futures
Exercise Price $109
Expiration Date 08/25/2017	931	931
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $110
Expiration Date 08/25/2017	291	291
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $111
Expiration Date 08/25/2017	690	690
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $112
Expiration Date 08/25/2017	41	41
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $112
Expiration Date 08/25/2017	1	1

Total Exchange-Traded Options Purchased (Cost $43,564)		19,279

OVER-THE-COUNTER OPTIONS PURCHASED - 0.0% (T)
Put - Federal National Mortgage Association, 3.50%, TBA
Exercise Price $73
Expiration Date 08/07/2017, JPM	9,000,000	0	(U)

Total Over-the-Counter Options Purchased (Cost $351)		0	(U)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (J) (T)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSCS	$ 2,900,000	93,628
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSB	900,000	26,991

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $374,020)		120,619

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (R)	623,700	623,700

Total Securities Lending Collateral (Cost $623,700)		623,700

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.12% (R), dated 07/31/2017, to be repurchased at $1,535,155 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $1,569,044.

	$ 1,535,150	$ 1,535,150

Total Repurchase Agreement (Cost $1,535,150)		1,535,150

Total Investments (Cost $937,391,099) (V)		953,450,143
Net Other Assets (Liabilities) - (48.8)%		(312,889,519)

Net Assets - 100.0%		$ 640,560,624

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (4.9)%

Credit Agricole Corporate and Investment Bank 1.08% (R), dated 04/25/2017, to be repurchased at $(7,560,571) on 08/25/2017. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and Cash with a total value of $(7,545,619).

	$ (7,533,000)	$ (7,533,000)
Credit Agricole Corporate and Investment Bank 1.18% (R), dated 07/10/2017, to be repurchased at $(11,759,861) on 08/10/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and Cash with a total value of $(11,693,405).	(11,758,500)	(11,758,500)
Credit Agricole Corporate and Investment Bank 1.18% (R), dated 07/12/2017, to be repurchased at $(8,150,986) on 08/14/2017. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and Cash with a total value of $(8,095,314).	(8,150,625)	(8,150,625)
JPMorgan Securities LLC 0.45% (R), dated 07/27/2017, to be repurchased at $(3,724,614) on 08/02/2017. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $(3,723,147).	(3,721,113)	(3,721,113)

Total Reverse Repurchase Agreements (Cost $31,163,238)		$ (31,163,238)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 90-Day Eurodollar Futures	USD	98.75	03/19/2018	308	$(32,632)	$(9,625)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (T)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - USD vs. BRL	JPM	USD	3.51	09/27/2017	USD	8,400,000	$(130,200)	$(13,995)
Call - USD vs. BRL	DUB	USD	4.25	11/17/2017	USD	1,000,000	(29,200)	(71)
Call - USD vs. MXN	MSCS	USD	18.20	08/30/2017	USD	3,000,000	(16,800)	(18,594)
Call - USD vs. MXN	MSCS	USD	18.25	08/31/2017	USD	2,900,000	(17,690)	(17,043)
Put - AUD vs. USD	BOA	AUD	0.79	08/30/2017	AUD	3,000,000	(9,196)	(9,907)
Put - AUD vs. USD	GSB	AUD	0.79	08/18/2017	AUD	2,400,000	(7,732)	(6,545)

Total							$(210,818)	$(66,155)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (T)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80%	08/20/2018	USD	13,000,000	$(290,081)	$(40,473)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(12,764)

Total								$(381,399)	$(53,237)

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (W)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (X)

Reference Obligation	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at July 31, 2017 (Y)	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Motors Co., 3.50%, 10/02/2018	5.00%	06/20/2022	1.20%	USD	1,500,000	$272,413	$233,306	$39,107
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	06/20/2021	0.53	USD	1,000,000	19,047	13,437	5,610
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	12/20/2021	0.60	USD	1,400,000	25,545	17,516	8,029
MetLife, Inc., 4.75%, 02/08/2021	1.00	12/20/2021	0.50	USD	1,500,000	34,180	(11,334)	45,514
Royal Bank of Scotland Group PLC, 4.25%, 05/11/2016	1.00	12/20/2017	0.13	EUR	1,000,000	5,520	3,111	2,409
Tesco PLC, 6.00%, 12/14/2029	1.00	06/20/2022	1.31	EUR	1,200,000	(19,665)	(54,817)	35,152
Volkswagen International Finance NV, 5.38%, 05/22/2018	1.00	12/20/2017	0.13	EUR	1,500,000	8,164	3,869	4,295

Total						$345,204	$205,088	$140,116

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	12/16/2046	CAD	400,000	$63,001	$(5,171)	$68,172
3-Month USD-LIBOR	Pay	2.00	12/16/2019	USD	4,400,000	(40,692)	(10,749)	(29,943)
3-Month USD-LIBOR	Pay	2.00	12/16/2019	USD	9,000,000	(83,535)	(115,820)	32,285
6-Month EUR-EURIBOR	Receive	1.50	03/21/2048	EUR	1,500,000	(70,655)	(52,590)	(18,065)
6-Month GBP-LIBOR	Pay	1.00	09/20/2022	GBP	8,500,000	(39,500)	(51,542)	12,042
6-Month GBP-LIBOR	Pay	1.50	09/20/2027	GBP	11,000,000	(258,094)	(264,187)	6,093
6-Month GBP-LIBOR	Pay	1.75	03/21/2048	GBP	1,000,000	(45,069)	(53,823)	8,754
6-Month JPY-LIBOR	Pay	0.30	03/18/2026	JPY	3,050,000,000	(191,033)	(163,242)	(27,791)
6-Month JPY-LIBOR	Pay	0.30	09/20/2027	JPY	840,000,000	(11,139)	(34,149)	23,010

Total						$(676,716)	$(751,273)	$74,557

OVER-THE-COUNTER SWAP AGREEMENTS: (T)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (X)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Implied Credit Spread at July 31, 2017 (Y)	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	12/20/2019	1.41%	USD	400,000	$(3,652)	$(19,852)	$16,200

Credit Default Swap Agreements on Credit Indices – Sell Protection (X)

Reference Obligation	Counterparty	Fixed Rate Receivable	Expiration Date	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	09/17/2058	USD	3,600,000	$(30,032)	$(142,480)	$112,448

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS: (AB)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(212)	09/18/2017	$—	$(26,953)
90-Day Eurodollar	Short	(537)	12/18/2017	—	(16,464)
90-Day Eurodollar	Short	(78)	03/19/2018	9,878	—
90-Day Eurodollar	Short	(255)	06/18/2018	6,404	—
90-Day Eurodollar	Short	(88)	12/17/2018	—	(29,501)
90-Day Eurodollar	Short	(78)	03/18/2019	—	(28,045)
5-Year U.S. Treasury Note	Long	323	09/29/2017	—	(10,025)
10-Year Canada Government Bond	Short	(49)	09/20/2017	277,437	—
10-Year U.S. Treasury Note	Long	1,209	09/20/2017	2,182	—
Euro OAT	Short	(366)	09/07/2017	314,671	—
Euro-BTP Italy Government Bond	Short	(9)	09/07/2017	—	(22,384)
German Euro Bund	Long	183	09/07/2017	—	(209,456)
German Euro Schatz	Short	(104)	09/07/2017	—	(3,236)
OTC Put Options Exercise Price EUR 146.00 on German Euro Bund Futures (Counterparty: MSCS)	Long	168	08/25/2017	—	(169)
OTC Put Options Exercise Price EUR 157.00 on German Euro Bund Futures (Counterparty: MSCS)	Short	(48)	09/22/2017	4,284	—
OTC Put Options Exercise Price EUR 159.00 on German Euro Bund Futures (Counterparty: MSCS)	Short	(58)	08/25/2017	25,133	—
OTC Put Options Exercise Price EUR 159.50 on German Euro Bund Futures (Counterparty: MSCS)	Short	(33)	08/25/2017	10,656	—
OTC Put Options Exercise Price EUR 160.00 on German Euro Bund Futures (Counterparty: MSCS)	Short	(87)	08/25/2017	22,215	—
OTC Put Options Exercise Price EUR 160.50 on German Euro Bund Futures (Counterparty: MSCS)	Short	(45)	08/25/2017	5,282	—
U.K. Gilt	Short	(94)	09/27/2017	176,052	—
U.S. Treasury Bond	Short	(12)	09/20/2017	18,170	—

Total				$872,364	$(346,233)

FORWARD FOREIGN CURRENCY CONTRACTS: (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCI	08/02/2017	BRL	11,312,284	USD	3,548,952	$77,303	$—
BCI	08/02/2017	USD	3,613,340	BRL	11,312,284	—	(12,915)
BCI	09/05/2017	USD	3,526,053	BRL	11,312,284	—	(75,591)
BNP	08/02/2017	JPY	1,566,400,000	USD	14,008,415	201,125	—
BNP	08/02/2017	USD	3,811,663	EUR	3,346,000	—	(149,744)
BNP	08/04/2017	ZAR	1,452,000	USD	106,031	4,064	—
BNP	08/15/2017	USD	1,731,275	GBP	1,322,000	—	(13,907)
BNP	08/17/2017	USD	5,571,798	MXN	111,300,000	—	(661,303)
BNP	10/03/2017	USD	14,794,469	BRL	47,400,000	—	(237,259)
BNP	04/03/2018	USD	476,761	BRL	1,800,000	—	(79,564)
BNP	04/03/2018	USD	9,466,789	DKK	63,801,000	—	(835,352)
BOA	01/02/2018	USD	5,705,658	DKK	38,992,000	—	(556,977)
BOA	04/03/2018	USD	3,873,630	DKK	26,408,000	—	(390,549)
BOA	07/02/2018	USD	3,404,887	DKK	22,145,000	—	(190,895)
BOA	07/03/2018	USD	2,860,513	BRL	9,700,000	—	(97,673)
BOA	07/03/2018	USD	3,018,757	DKK	20,260,000	—	(271,153)
CITI	08/02/2017	USD	2,610,112	EUR	2,239,000	—	(40,693)
CITI	09/05/2017	EUR	875,000	USD	1,028,171	9,740	—
CITI	09/05/2017	GBP	5,743,000	USD	7,543,360	43,604	—
CITI	09/18/2017	SGD	1,295,000	USD	952,134	4,148	—
CITI	12/04/2017	INR	13,418,255	USD	203,615	2,239	—
CITI	01/02/2018	USD	3,223,307	DKK	21,796,000	—	(277,422)
CITI	07/02/2018	USD	3,298,238	DKK	21,427,000	—	(180,959)
DUB	08/02/2017	BRL	11,312,284	USD	3,613,340	12,915	—
DUB	08/02/2017	USD	3,388,027	BRL	11,312,284	—	(238,228)
DUB	09/18/2017	TWD	44,852,730	USD	1,482,000	6,635	—
DUB	01/03/2018	USD	26,472	BRL	100,000	—	(4,802)
GSB	08/02/2017	CHF	3,236,000	USD	3,371,543	—	(24,522)

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (T)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	08/02/2017	USD	2,372,050	GBP	1,820,000	$—	$(29,414)
GSB	08/04/2017	ZAR	7,996,556	USD	585,000	21,325	—
GSB	08/15/2017	SEK	2,940,000	USD	338,189	26,282	—
GSB	08/15/2017	USD	6,590,416	SEK	57,465,000	—	(533,513)
GSB	09/18/2017	SGD	1,184,000	USD	873,179	1,135	—
GSB	09/18/2017	TWD	92,691,320	USD	3,064,000	12,369	—
GSB	10/02/2017	DKK	38,070,000	USD	5,803,581	277,878	—
GSB	04/03/2018	USD	3,183,138	DKK	21,530,000	—	(293,377)
HSBC	08/15/2017	USD	7,216,690	SEK	62,485,000	—	(529,567)
HSBC	10/02/2017	USD	3,599,081	DKK	23,502,000	—	(155,226)
HSBC	01/03/2018	USD	5,246,355	BRL	17,600,000	—	(257,865)
HSBC	04/03/2018	USD	2,677,045	BRL	9,100,000	—	(135,485)
JPM	08/02/2017	CHF	473,000	USD	500,748	—	(11,521)
JPM	08/02/2017	EUR	5,866,000	USD	6,711,643	233,251	—
JPM	08/02/2017	GBP	1,868,000	USD	2,423,106	41,694	—
JPM	08/02/2017	JPY	132,100,000	USD	1,156,875	41,465	—
JPM	08/02/2017	USD	2,910,473	JPY	324,100,000	—	(29,588)
JPM	08/15/2017	JPY	188,700,000	USD	1,697,767	15,055	—
JPM	08/21/2017	USD	9,407,550	JPY	1,040,000,000	—	(35,296)
JPM	09/18/2017	USD	21,882,116	TWD	664,122,218	—	(159,703)
JPM	10/02/2017	USD	1,119,609	DKK	7,305,000	—	(47,322)
JPM	10/03/2017	BRL	9,500,000	USD	2,859,379	153,309	—
JPM	10/13/2017	IDR	8,426,530,000	USD	620,922	6,419	—
JPM	01/02/2018	DKK	156,000	USD	23,792	1,264	—
JPM	07/03/2018	USD	1,635,753	BRL	5,600,000	—	(72,066)
MSCS	07/03/2018	USD	3,999,698	BRL	13,600,000	—	(147,862)
SCB	09/05/2017	JPY	1,529,600,000	USD	13,856,114	41,507	—
SCB	09/18/2017	SGD	4,001,000	USD	2,944,530	9,974	—
SCB	09/18/2017	USD	10,462,269	SGD	14,436,361	—	(198,135)
SCB	10/03/2017	USD	2,581,662	BRL	9,500,000	—	(431,026)
SCB	04/03/2018	USD	8,393,603	DKK	56,290,000	—	(695,713)
UBS	08/02/2017	EUR	319,000	USD	364,576	13,096	—
UBS	08/02/2017	GBP	5,695,000	USD	7,305,244	209,230	—
UBS	08/02/2017	JPY	155,200,000	USD	1,387,864	20,027	—
UBS	08/02/2017	USD	142,174	NZD	195,000	—	(4,266)
UBS	08/28/2017	USD	20,609,834	JPY	2,280,000,000	—	(98,983)
UBS	09/18/2017	USD	14,256,687	KRW	16,000,280,202	—	(47,668)

Total						$1,487,053	$(8,253,104)

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AC)

Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$87,435,124	$—	$87,435,124
Certificates of Deposit	—	13,200,164	—	13,200,164
Corporate Debt Securities	—	207,875,836	—	207,875,836
Foreign Government Obligations	—	38,350,865	—	38,350,865
Mortgage-Backed Securities	—	53,286,606	—	53,286,606
Municipal Government Obligations	—	8,416,526	—	8,416,526
U.S. Government Agency Obligations	—	280,981,522	—	280,981,522
U.S. Government Obligations	—	216,310,171	—	216,310,171
Common Stock	3,484	—	—	3,484
Commercial Paper	—	4,560,665	—	4,560,665
Short-Term Foreign Government Obligations	—	40,575,555	—	40,575,555
Short-Term U.S. Government Obligation	—	154,877	—	154,877
Exchange-Traded Options Purchased	19,279	—	—	19,279
Over-the-Counter Options Purchased	—	0	(U)	—	0	(U)
Over-the-Counter Interest Rate Swaptions Purchased	—	120,619	—	120,619
Securities Lending Collateral	623,700	—	—	623,700
Repurchase Agreement	—	1,535,150	—	1,535,150

Total Investments	$646,463	$952,803,680	$—	$953,450,143

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$364,869	$—	$364,869
Centrally Cleared Interest Rate Swap Agreements	—	63,001	—	63,001
Futures Contracts (AD)	872,364	—	—	872,364
Forward Foreign Currency Contracts (AD)	—	1,487,053	—	1,487,053

Total Other Financial Instruments	$872,364	$1,914,923	$—	$2,787,287

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(31,163,238)	$—	$(31,163,238)
Exchange-Traded Options Written	(9,625)	—	—	(9,625)
Over-the-Counter Foreign Exchange Options Written	—	(66,155)	—	(66,155)
Over-the-Counter Interest Rate Swaptions Written	—	(53,237)	—	(53,237)
Centrally Cleared Credit Default Swap Agreements	—	(19,665)	—	(19,665)
Centrally Cleared Interest Rate Swap Agreements	—	(739,717)	—	(739,717)
Over-the-Counter Credit Default Swap Agreements	—	(33,684)	—	(33,684)
Futures Contracts (AD)	(346,233)	—	—	(346,233)
Forward Foreign Currency Contracts (AD)	—	(8,253,104)	—	(8,253,104)

Total Other Financial Instruments	$(355,858)	$(40,328,800)	$—	$(40,684,658)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$—	$1,417,310

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $93,786,816, representing 14.6% of the Fund’s net assets.
(C)	Illiquid security. At July 31, 2017, the value of such securities amounted to $5,188,063 or 0.8% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the total value of Regulation S securities is $27,792,238, representing 4.3% of the Fund’s net assets.
(F)	Security in default.
(G)	Non-income producing securities.
(H)	All or a portion of the security is on loan. The value of the security on loan is $610,862. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(I)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Securities with a total value of $91,157 have been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Cash deposit due to broker in the amount of $91,000 has been segregated as collateral for open TBA commitment transactions.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $2,440,850.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $3,135,758.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts is $5,800,203.
(R)	Rates disclosed reflect the yields at July 31, 2017.
(S)	Percentage rounds to less than 0.01% or (0.01)%.
(T)	Cash deposit due to broker in the amount of $180,000 has been segregated as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(U)	Security deemed worthless.
(V)	Aggregate cost for federal income tax purposes is $937,391,099. Aggregate gross unrealized appreciation and depreciation for all securities is $20,581,645 and $4,522,601, respectively. Net unrealized appreciation for tax purposes is $16,059,044.
(W)	Cash on deposit with broker in the amount of $1,007,000 has been segregated as collateral on centrally cleared swap agreements.
(X)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Y)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Z)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(AA)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(AB)	Cash on deposit with broker in the amount of $569,000 has been segregated as collateral to cover margin requirements for open futures contracts.
(AC)	The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(AD)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2017 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 24.1%
Allegro CLO I, Ltd.
Series 2013-1A, Class D,
5.92% (A), 01/30/2026 (B) (C)	$ 2,000,000	$ 1,959,754
Allegro CLO II, Ltd.
Series 2014-1A, Class E,
8.06% (A), 01/21/2027 (B) (C)	1,500,000	1,473,233
Allegro CLO III, Ltd.
Series 2015-1A, Class F,
7.11% (A), 07/25/2027 (B) (C)	2,000,000	1,810,198
American Express Credit Account Master Trust
Series 2014-1, Class A,
1.60% (A), 12/15/2021	1,860,000	1,867,993
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	2,008,617
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3,
1.46%, 05/10/2021	1,000,000	997,464
Atlas Senior Loan Fund V, Ltd.
Series 2014-1A, Class DR2,
5.30% (A), 07/16/2029 (B)	1,250,000	1,249,970
Atrium XI
Series 11A, Class E,
6.41% (A), 10/23/2025 (B) (C)	2,000,000	1,999,978
Avery Point VII CLO, Ltd.
Series 2015-7A, Class F,
9.30% (A), 01/15/2028 (B) (C)	1,700,000	1,701,042
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (B)	1,950,000	1,949,319
Series 2015-1A, Class A,
2.50%, 07/20/2021 (B)	1,000,000	1,001,988
BlueMountain CLO, Ltd.
Series 2015-3A, Class E,
8.11% (A), 10/20/2027 (B) (C)	2,000,000	1,900,428
BMW Vehicle Lease Trust
Series 2017-1, Class A3,
1.98%, 05/20/2020	300,000	301,088
Capital Auto Receivables Asset Trust
Series 2016-3, Class A3,
1.54%, 08/20/2020	2,000,000	1,996,356
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	958,936	951,810
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,400,000	1,407,347
CarMax Auto Owner Trust
Series 2014-4, Class C,
2.44%, 11/16/2020	1,320,000	1,326,994
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	267,570
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,708,069
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	1,626,000	1,617,051
Series 2016-A4, Class A4,
1.49%, 07/15/2022	1,000,000	990,877
Series 2016-A5, Class A5,
1.27%, 07/15/2021	2,000,000	1,983,831
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/2023	1,362,000	1,404,302

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2014-A6, Class A6,
2.15%, 07/15/2021	$ 1,755,000	$ 1,770,237
Series 2017-A3, Class A3,
1.92%, 04/07/2022	862,000	864,725
Discover Card Execution Note Trust
Series 2015-A3, Class A,
1.45%, 03/15/2021	2,000,000	1,997,779
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	2,018,245
Ford Credit Auto Owner Trust
Series 2015-2, Class A,
2.44%, 01/15/2027 (B)	990,000	1,003,045
Series 2016-A, Class A4,
1.60%, 06/15/2021	1,000,000	997,821
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,620,290
Ford Credit Floorplan Master Owner Trust
Series 2017-1, Class A1,
2.07%, 05/15/2022	1,250,000	1,253,314
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	800,000	798,934
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4,
1.56%, 10/18/2021	2,000,000	1,997,930
Series 2016-2, Class A4,
1.62%, 08/15/2022	880,000	877,544
Series 2017-2, Class A3,
1.68%, 08/16/2021	2,000,000	1,998,289
Hyundai Auto Lease Securitization Trust
Series 2016-C, Class A4,
1.65%, 07/15/2020 (B)	2,000,000	1,995,498
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,982,674
Northwoods Capital XI, Ltd.
Series 2014-11A, Class D,
4.61% (A), 04/15/2025 (B)	2,000,000	1,952,614
Santander Drive Auto Receivables Trust
Series 2014-5, Class C,
2.46%, 06/15/2020	500,000	501,951
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A,
1.74%, 09/15/2021	2,000,000	2,001,347
Series 2016-1, Class A,
2.04%, 03/15/2022	1,350,000	1,356,199
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	2,005,640
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4,
1.47%, 09/15/2021	2,000,000	1,991,468

Total Asset-Backed Securities (Cost $64,250,024)		64,860,823

CORPORATE DEBT SECURITIES - 30.1%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
1.85%, 11/23/2018	600,000	601,800

Banks - 12.4%
Australia & New Zealand Banking Group, Ltd.
6.75% (A), 06/15/2026 (B) (D) (E)	563,000	629,831

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
2.47% (A), 01/20/2023, MTN	$ 2,000,000	$ 2,023,316
2.63%, 04/19/2021, MTN	200,000	201,781
4.24% (A), 04/24/2038	200,000	207,657
6.11%, 01/29/2037	207,000	256,044
Barclays PLC
4.95%, 01/10/2047	200,000	219,046
8.25% (A), 12/15/2018 (D)	1,000,000	1,062,700
BNP Paribas SA
3.80%, 01/10/2024 (B)	400,000	415,156
6.75% (A), 03/14/2022 (B) (D) (E)	305,000	331,688
7.63% (A), 03/30/2021 (B) (D) (E)	1,775,000	1,965,812
Capital One NA
2.46% (A), 01/30/2023	1,454,000	1,464,368
Citigroup, Inc
2.28% (A), 05/17/2024	1,010,000	1,012,220
Citigroup, Inc.
2.29% (A), 12/08/2021	1,000,000	1,013,974
4.40%, 06/10/2025	148,000	155,200
Citizens Bank NA
2.25%, 03/02/2020	300,000	301,060
Credit Agricole SA
8.13% (A), 12/23/2025 (B) (D) (E)	1,553,000	1,853,894
Fifth Third Bancorp
2.88%, 07/27/2020	298,000	304,946
First Horizon National Corp.
3.50%, 12/15/2020	232,000	238,278
HSBC Holdings PLC
4.04% (A), 03/13/2028	200,000	209,473
6.00% (A), 05/22/2027 (D)	770,000	807,615
ING Groep NV
6.50% (A), 04/16/2025 (D)	500,000	539,750
Intesa Sanpaolo SpA
7.70% (A), 09/17/2025 (B) (D)	1,626,000	1,729,657
JPMorgan Chase & Co.
1.77% (A), 03/09/2021	3,000,000	3,001,494
2.55%, 10/29/2020	299,000	303,276
3.88% (A), 07/24/2038	300,000	299,607
Lloyds Banking Group PLC
7.50% (A), 06/27/2024 (D)	1,300,000	1,446,250
Macquarie Bank, Ltd.
6.13% (A), 03/08/2027 (B) (D) (E)	1,290,000	1,328,700
Regions Financial Corp.
7.38%, 12/10/2037	309,000	409,057
Royal Bank of Scotland Group PLC
8.63% (A), 08/15/2021 (D)	557,000	615,140
Societe Generale SA
7.88% (A), 12/18/2023 (B) (D) (E)	1,000,000	1,120,619
8.00% (A), 09/29/2025 (B) (D)	506,000	588,352
Standard Chartered PLC
2.31% (A), 08/19/2019 (B)	115,000	116,047
7.50% (A), 04/02/2022 (B) (D) (E)	1,488,000	1,633,824
Svenska Handelsbanken AB
1.76% (A), 06/17/2019	1,250,000	1,256,010
US Bank NA
1.45%, 01/29/2018, MTN	250,000	250,043
Wells Fargo & Co.
2.42% (A), 01/24/2023	2,000,000	2,027,274
4.30%, 07/22/2027, MTN	200,000	212,466
Wells Fargo Bank NA
1.79% (A), 05/24/2019	1,250,000	1,259,464
Westpac Banking Corp.
2.00% (A), 06/28/2022 (E)	300,000	300,800
4.32% (A), 11/23/2031, MTN	160,000	164,980

		33,276,869

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	$ 400,000	$ 401,760
2.57% (A), 02/01/2021	3,000,000	3,116,682
Coca-Cola Co.
0.88%, 10/27/2017	299,000	298,685
Heineken NV
3.50%, 01/29/2028 (B)	500,000	512,945

		4,330,072

Biotechnology - 0.1%
Celgene Corp.
2.13%, 08/15/2018	331,000	332,505

Building Products - 0.1%
Lennox International, Inc.
3.00%, 11/15/2023	283,000	284,220

Capital Markets - 3.9%
Credit Suisse Group AG
7.50% (A), 12/11/2023 (B) (D) (E)	1,700,000	1,933,750
Credit Suisse Group Funding Guernsey, Ltd.
3.59% (A), 04/16/2021	500,000	527,260
Goldman Sachs Group, Inc.
2.35% (A), 04/25/2019	250,000	252,746
2.47% (A), 04/23/2020	2,000,000	2,035,460
2.51% (A), 04/30/2018	1,000,000	1,006,957
5.25%, 07/27/2021	267,000	294,137
Moody’s Corp.
1.57% (A), 09/04/2018	1,220,000	1,221,798
Morgan Stanley
1.98% (A), 02/14/2020	470,000	471,965
2.59% (A), 04/25/2018, MTN	1,000,000	1,007,995
5.00%, 11/24/2025	159,000	173,687
UBS AG
7.63%, 08/17/2022	800,000	952,000
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	500,000	509,529

		10,387,284

Chemicals - 0.4%
Air Liquide Finance SA
1.75%, 09/27/2021 (B)	330,000	322,701
Airgas, Inc.
3.05%, 08/01/2020	106,000	108,818
Praxair, Inc.
2.25%, 09/24/2020	299,000	302,317
Sherwin-Williams Co.
2.75%, 06/01/2022	330,000	333,584

		1,067,420

Communications Equipment - 0.1%
Harris Corp.
2.70%, 04/27/2020	183,000	184,663

Consumer Finance - 2.6%
American Express Co.
1.76% (A), 05/22/2018	517,000	519,035
American Honda Finance Corp.
1.95%, 07/20/2020, MTN	125,000	125,201
BMW US Capital LLC
1.50%, 04/11/2019 (B)	240,000	239,389
Daimler Finance North America LLC
1.63% (A), 05/18/2018 (B)	500,000	501,078
1.93% (A), 10/30/2019 (B)	2,500,000	2,512,855
2.00%, 07/06/2021 (B) (E)	225,000	221,303

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
2.01% (A), 08/12/2019	$ 200,000	$ 200,806
2.10% (A), 11/04/2019	1,000,000	1,006,579
Harley-Davidson Financial Services, Inc.
1.57% (A), 03/08/2019 (B)	1,200,000	1,202,273
Hyundai Capital America
2.40%, 10/30/2018 (B)	239,000	239,809
Synchrony Financial
2.60%, 01/15/2019	250,000	251,894

		7,020,222

Diversified Financial Services - 0.2%
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	77,000	77,553
2.40%, 04/25/2022	215,000	216,226
4.75% (A), 04/30/2043	300,000	310,466

		604,245

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
2.85%, 02/14/2023 (F)	220,000	220,299
3.60%, 02/17/2023	300,000	310,328
5.30%, 08/14/2058 (F)	535,000	535,132
Verizon Communications, Inc.
2.04% (A), 06/17/2019 (E)	3,000,000	3,026,823
2.95%, 03/15/2022	200,000	202,047
5.25%, 03/16/2037	203,000	215,012

		4,509,641

Electric Utilities - 0.3%
Exelon Corp.
2.85%, 06/15/2020	594,000	605,794
Southern Power Co.
1.85%, 12/01/2017	239,000	239,220

		845,014

Equity Real Estate Investment Trusts - 0.2%
American Tower Corp.
2.25%, 01/15/2022	500,000	494,137

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.
2.15%, 05/18/2021	500,000	502,555

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	200,000	203,959
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	50,000	51,901

		255,860

Health Care Equipment & Supplies - 0.1%
Danaher Corp.
1.65%, 09/15/2018	137,000	137,192

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.
1.95%, 06/14/2019	250,000	251,032

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.
2.80%, 12/15/2021	230,000	232,549

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.3%
Jackson National Life Global Funding
2.02% (A), 06/27/2022 (B)	$ 500,000	$ 504,054
Pricoa Global Funding I
1.35%, 08/18/2017 (B)	175,000	174,991
XLIT, Ltd.
4.45%, 03/31/2025	238,000	247,818

		926,863

IT Services - 0.4%
Total System Services, Inc.
3.80%, 04/01/2021	160,000	166,850
Visa, Inc.
1.20%, 12/14/2017	1,000,000	999,800

		1,166,650

Machinery - 0.4%
Caterpillar Financial Services Corp.
1.89% (A), 02/23/2018, MTN	1,000,000	1,003,658

Media - 1.7%
Omnicom Group, Inc.
3.60%, 04/15/2026	125,000	126,827
Viacom, Inc.
5.25%, 04/01/2044	300,000	298,874
Walt Disney Co.
1.35% (A), 03/04/2020, MTN	1,000,000	1,001,791
1.61% (A), 03/04/2022, MTN (E)	3,000,000	3,015,963

		4,443,455

Metals & Mining - 0.3%
Glencore Funding LLC
4.00%, 03/27/2027 (B)	300,000	302,367
Rio Tinto Finance USA, Ltd.
3.75%, 06/15/2025 (E)	500,000	530,163

		832,530

Multi-Utilities - 0.0% (G)
NiSource Finance Corp.
3.49%, 05/15/2027	125,000	127,358

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	144,000	171,632
BP Capital Markets PLC
2.75%, 05/10/2023	300,000	301,983
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	340,000	340,604
Chevron Corp.
1.59% (A), 11/15/2019	1,000,000	1,007,963
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	345,000	346,599
EnLink Midstream Partners, LP
4.85%, 07/15/2026	300,000	315,832
Exxon Mobil Corp.
1.71%, 03/01/2019	200,000	200,474
Marathon Oil Corp.
2.80%, 11/01/2022	150,000	147,094
ONEOK, Inc.
4.00%, 07/13/2027	60,000	60,960
Total Capital International SA
2.88%, 02/17/2022	300,000	307,526

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
4.65%, 07/01/2026	$ 330,000	$ 345,258
Williams Partners, LP
3.75%, 06/15/2027	250,000	249,929

		3,795,854

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	486,000	504,322

Road & Rail - 0.0% (G)
GATX Corp.
3.25%, 09/15/2026 (E)	110,000	107,882

Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc.
4.35%, 04/01/2047	133,000	142,912
Intel Corp.
2.35%, 05/11/2022	250,000	251,824
QUALCOMM, Inc.
2.10%, 05/20/2020	285,000	287,122

		681,858

Software - 0.4%
Microsoft Corp.
1.10%, 08/08/2019	500,000	495,940
2.40%, 02/06/2022	500,000	506,495

		1,002,435

Specialty Retail - 0.1%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	137,000	148,604

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	230,000	235,453

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	596,000	602,401

Total Corporate Debt Securities (Cost $78,770,416)		80,896,603

FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
Argentina - 3.0%
Argentina Republic Government International Bond
6.88%, 04/22/2021	1,800,000	1,937,700
7.13%, 07/06/2036	4,850,000	4,789,375
7.50%, 04/22/2026	1,170,000	1,259,505

		7,986,580

Indonesia - 2.5%
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 29,700,000,000	2,340,513
8.38%, 03/15/2024	29,000,000,000	2,350,870
10.50%, 08/15/2030	22,200,000,000	2,085,895

		6,777,278

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 1.9%
Peru Government Bond
5.70%, 08/12/2024	PEN 6,600,000	$ 2,116,967
Peru Government International Bond
6.35%, 08/12/2028 (B)	9,160,000	2,997,945

		5,114,912

Supranational - 0.2%
European Investment Bank
1.38%, 06/15/2020	$ 500,000	495,665

Uruguay - 0.3%
Uruguay Government International Bond
9.88%, 06/20/2022 (B)	UYU 24,500,000	921,708

Total Foreign Government Obligations (Cost $21,185,900)		21,296,143

LOAN ASSIGNMENTS - 14.3%
Aerospace & Defense - 0.3%
Accudyne Industries LLC
Term Loan,
4.23% (A), 12/13/2019	$ 62,806	62,604
Doncasters Finance US LLC
Term Loan,
4.80% (A), 04/09/2020	423,202	402,042
TransDigm, Inc.
Term Loan E,
4.25% (A), 05/14/2022	248,790	249,609
Term Loan F,
4.23% (A), 06/09/2023	74,811	75,185

		789,440

Airlines - 0.2%
American Airlines, Inc.
Term Loan B,
3.73% (A), 12/14/2023	375,000	376,205
United Airlines, Inc.
Term Loan B,
3.56% (A), 04/01/2024	253,173	254,312

		630,517

Auto Components - 0.5%
American Axle and Manufacturing, Inc.
Term Loan B,
3.49% (A), 04/06/2024	228,151	227,486
Federal-Mogul Holdings Corp.
Term Loan C,
4.98% (A), 04/15/2021	275,558	276,764
Tower Automotive Holdings USA LLC
Term Loan B,
4.00% (A), 03/07/2024	428,611	429,325
USI, Inc.
Term Loan B,
4.18% (A), 05/16/2024	398,404	396,993

		1,330,568

Automobiles - 0.1%
Dragon Merger Sub LLC
1st Lien Term Loan,
5.31% (A), 07/12/2024	161,218	163,234

Biotechnology - 0.1%
Grifols Worldwide Operations USA, Inc.
Term Loan,
3.44% (A), 01/31/2025	374,063	375,678

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 0.1%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
4.48% (A), 07/29/2022	$ 348,315	$ 347,335

Capital Markets - 0.1%
LPL Holdings, Inc.
Term Loan B,
3.82% (A), 03/11/2024	142,229	142,807
RPI Finance Trust
Term Loan B6,
3.30% (A), 03/27/2023	30,488	30,607

		173,414

Chemicals - 0.4%
Ashland, Inc.
Term Loan B,
3.24% (A), 05/24/2024	39,841	40,040
Avantor Performance Materials Holdings LLC 1st Lien Term Loan,
5.24% (A), 03/10/2024	203,571	204,589
Axalta Coating Systems US Holdings, Inc.
Term Loan,
3.30% (A), 06/01/2024	79,470	79,759
Charter NEX US Holdings, Inc.
Term Loan B,
4.48% (A), 05/16/2024	380,335	381,167
MacDermid, Inc.
Term Loan B6,
4.23% (A), 06/07/2023	299,250	300,746
Unifrax Corp.
Term Loan B,
5.05% (A), 04/04/2024	82,305	83,025
Venator Materials Corp.
Term Loan B,
TBD, 06/20/2024 (F) (H)	27,285	27,387

		1,116,713

Commercial Services & Supplies - 0.3%
Asurion LLC
Term Loan B5,
TBD, 11/03/2023 (F) (H)	60,049	60,435
Clean Harbors, Inc.
Term Loan B,
3.23% (A), 06/27/2024	34,783	34,884
Garda World Security Corp.
Term Loan,
7.25% (A), 05/24/2024	226,011	227,989
Harland Clarke Holdings Corp.
Term Loan B6,
6.80% (A), 02/09/2022	461,391	461,968
Seminole Tribe of Florida
Term Loan B,
3.46% (A), 06/21/2024	86,741	87,084

		872,360

Construction & Engineering - 0.1%
Clark Equipment Co.
Term Loan B,
3.93% (A), 05/18/2024	35,098	35,288
STS Operating, Inc.
Term Loan,
4.98% (A), 02/12/2021	343,090	342,233

		377,521

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.2%
Forterra Finance LLC
Term Loan B,
4.23% (A), 10/25/2023	$ 610,556	$ 585,878

Consumer Finance - 0.3%
Altice Financing SA
Term Loan B,
4.05% (A), 07/15/2025	381,012	380,536
Altice US Finance I Corp.
Term Loan,
3.48% (A), 07/28/2025	191,433	191,146
FGI Operating Co. LLC
Term Loan,
5.50% (A), 04/19/2019	147,338	135,674

		707,356

Containers & Packaging - 0.2%
FPC Holdings, Inc.
1st Lien Term Loan,
5.30% (A), 11/19/2019	194,508	192,076
ICSH, Inc.
1st Lien Term Loan,
5.32% (A), 04/24/2024	236,585	237,029

		429,105

Distributors - 0.1%
American Tire Distributors Holdings, Inc.
Term Loan,
5.48% (A), 09/01/2021	373,282	374,993

Diversified Financial Services - 0.3%
AI Mistral Holdco, Ltd.
Term Loan B,
4.23% (A), 03/09/2024	249,375	249,167
AlixPartners LLP
Term Loan B,
4.30% (A), 04/04/2024	95,913	96,473
Camelot UK Holdco Ltd.
Term Loan B,
4.73% (A), 10/03/2023	374,063	376,478
Focus Financial Partners LLC
1st Lien Term Loan,
4.55% (A), 07/03/2024	86,393	87,122
NAB Holdings LLC
Term Loan,
4.80% (A), 07/01/2024	93,659	94,011

		903,251

Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.
Term Loan B,
2.75% (A), 01/31/2025	283,401	279,415
Intelsat Jackson Holdings SA
Term Loan B2,
4.00% (A), 06/30/2019	375,000	373,516

		652,931

Electric Utilities - 0.2%
Astoria Energy LLC
Term Loan B,
5.24% (A), 12/24/2021	473,212	474,986

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment - 0.2%
Gates Global LLC
Term Loan B,
4.55% (A), 04/01/2024	$ 377,962	$ 380,041
Penn Engineering & Manufacturing Corp.
Term Loan B,
3.98% (A), 05/30/2024	13,419	13,452

		393,493

Electronic Equipment, Instruments & Components - 0.1%
Excelitas Technologies Corp.
1st Lien Term Loan,
6.30% (A), 10/31/2020	247,830	247,210

Energy Equipment & Services - 0.2%
Entergy Rhode Island State Energy, LP
Term Loan B,
5.99% (A), 12/17/2022	398,987	394,249
Hi-Crush Partners, LP
Term Loan B,
5.05% (A), 04/28/2021	249,297	241,611

		635,860

Equity Real Estate Investment Trusts - 0.3%
ESH Hospitality, Inc.
Term Loan B,
3.73% (A), 08/30/2023	271,508	272,654
Geo Group, Inc.
Term Loan B,
3.48% (A), 03/22/2024	240,028	240,253
RHP Hotel Properties, LP
Term Loan B,
3.44% (A), 05/11/2024	171,967	172,684

		685,591

Food & Staples Retailing - 0.1%
Albertsons LLC
Term Loan B6,
4.25% (A), 06/22/2023	349,763	349,623

Food Products - 0.1%
Dole Food Co., Inc.
Term Loan B,
4.25% (A), 04/06/2024	82,576	82,943
Post Holdings, Inc.
Series A, Term Loan,
3.49% (A), 05/24/2024	137,143	137,615

		220,558

Gas Utilities - 0.0% (G)
TPF II Power LLC
Term Loan B,
5.23% (A), 10/02/2023	110,147	110,753

Health Care Equipment & Supplies - 0.1%
Immucor, Inc.
Refinance Term Loan B2,
5.00% (A), 08/17/2018	100,685	101,210
Mallinckrodt International Finance SA
Term Loan B,
4.05% (A), 09/24/2024	249,375	250,241

		351,451

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 1.0%
Air Medical Group Holdings, Inc.
Term Loan B,
4.48% (A), 04/28/2022	$ 249,364	$ 244,013
Community Health Systems, Inc.
Term Loan H,
4.21% (A), 01/27/2021 (F)	430,267	429,913
Envision Healthcare Corp.
Term Loan B,
4.30% (A), 12/01/2023	78,353	78,725
HC Group Holdings III, Inc.
Term Loan B,
6.23% (A), 04/07/2022	249,365	249,054
Ortho-Clinical Diagnostics, Inc.
Term Loan B,
5.05% (A), 06/30/2021	473,012	473,132
Quorum Health Corp.
Term Loan B,
7.98% (A), 04/29/2022	398,758	398,858
Sterigenics-Nordion Holdings LLC
Term Loan B,
4.23% (A), 05/15/2022	399,000	398,751
Surgery Center Holdings, Inc.
Term Loan B,
TBD, 06/06/2024 (F) (H)	86,136	86,836
Team Health Holdings, Inc.
1st Lien Term Loan,
3.98% (A), 02/06/2024	274,313	273,352

		2,632,634

Hotels, Restaurants & Leisure - 0.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
3.51% (A), 02/16/2024	107,572	107,415
Belmond Interfin, Ltd.
Term Loan B,
3.98% (A), 07/03/2024	96,923	97,044
Boyd Gaming Corp.
Term Loan B3,
3.69% (A), 09/15/2023	311,028	312,151
Eldorado Resorts LLC
Term Loan B,
3.56% (A), 04/17/2024	310,459	309,683
Landry’s, Inc.
Term Loan B,
3.97% (A), 10/04/2023	284,279	284,177
Mohegan Tribal Gaming Authority
Term Loan B,
5.23% (A), 10/13/2023	299,248	301,941
Scientific Games International, Inc.
Term Loan B4,
TBD, 08/14/2024 (F) (H)	65,476	65,763
Station Casinos LLC
Term Loan B,
3.73% (A), 06/08/2023	235,313	235,607

		1,713,781

Household Durables - 0.2%
LTI Holdings, Inc.
1st Lien Term Loan,
5.98% (A), 05/08/2024	359,712	357,374
Serta Simmons Bedding LLC
1st Lien Term Loan,
4.77% (A), 11/08/2023	299,248	299,273

		656,647

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 0.0% (G)
Diamond BV
Term Loan,
TBD, 07/12/2024 (F) (H)	$ 78,241	$ 78,241

Independent Power & Renewable Electricity Producers - 0.3%
Dynegy, Inc.
Term Loan C,
4.48% (A), 02/07/2024	448,875	450,446
Helix Gen Funding LLC
Term Loan B,
TBD, 06/02/2024 (F) (H)	94,479	95,336
Talen Energy Supply LLC
Term Loan B2,
5.23% (A), 04/15/2024	382,470	368,127

		913,909

Industrial Conglomerates - 0.2%
Opal Acquisition, Inc.
Term Loan B,
5.30% (A), 11/27/2020	448,770	422,965

Insurance - 0.4%
Alliant Holdings I, Inc.
Term Loan B,
4.56% (A), 08/12/2022	207,443	208,154
Cunningham Lindsey U.S., Inc.
1st Lien Term Loan,
5.05% (A), 12/10/2019	248,671	225,047
Hub International, Ltd.
Term Loan B,
4.42% (A), 10/02/2020	177,248	178,506
NFP Corp.
Term Loan B,
4.80% (A), 01/08/2024	36,029	36,217
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan,
3.98% (A), 03/01/2021	398,969	399,884

		1,047,808

IT Services - 0.5%
Allied Universal Holdco LLC
Term Loan B,
5.05% (A), 07/28/2022	400,000	400,167
First Data Corp.
Term Loan,
3.73% (A), 04/26/2024	562,766	565,228
Tempo Acquisition LLC
Term Loan,
4.23% (A), 05/01/2024	339,873	342,068

		1,307,463

Life Sciences Tools & Services - 0.1%
Albany Molecular Research, Inc.
1st Lien Term Loan,
TBD, 07/19/2024 (F) (H)	38,603	38,989
INC Research LLC
Term Loan B,
TBD, 06/27/2024 (F) (H)	122,036	122,608

		161,597

Machinery - 0.5%
Duravant LLC
1st Lien Delayed Draw Term Loan,
1.00%, 07/19/2024 (A) (F)	7,122	7,140

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Duravant LLC (continued)
1st Lien Term Loan,
TBD, 07/19/2024 (F) (H)	$ 54,788	$ 54,925
Dynacast International LLC
Term Loan B,
4.55% (A), 01/28/2022	349,107	350,853
Gardner Denver, Inc.
Term Loan,
4.55% (A), 07/30/2020	254,054	255,261
Hayward Industries, Inc.
Term Loan B,
TBD, 07/18/2024 (F) (H)	23,986	24,106
Rexnord LLC
Term Loan B,
4.05% (A), 08/21/2023	299,248	300,495
Tecomet, Inc.
Term Loan B,
4.92% (A), 05/02/2024	209,880	210,667

		1,203,447

Media - 1.4%
Cable One, Inc.
Term Loan B,
3.43% (A), 05/01/2024	18,904	19,022
CSC Holdings LLC
1st Lien Term Loan,
3.48% (A), 07/17/2025	485,942	484,879
Delta 2 SARL
Term Loan B3,
4.50% (A), 02/01/2024 (F)	370,156	370,773
ION Media Networks, Inc.
Term Loan B3,
4.13% (A), 12/18/2020	232,558	233,624
McGraw-Hill Global Education Holdings LLC
Term Loan B,
5.23% (A), 05/04/2022	224,433	221,301
Numericable Group SA
Term Loan B11,
4.06% (A), 07/31/2025	313,958	313,117
Rentpath, Inc.
1st Lien Term Loan,
6.49% (A), 12/17/2021	373,405	372,004
Sesac Holdco II LLC
1st Lien Term Loan,
4.48% (A), 02/23/2024	498,750	498,127
Telenet Financing LLC
Term Loan AI,
3.98% (A), 06/30/2025	417,970	419,985
Unitymedia Hessen GmbH & Co. KG
Term Loan B,
TBD, 09/30/2025 (F) (H)	64,378	64,228
Univision Communications, Inc.
Term Loan C5,
3.98% (A), 03/15/2024	223,821	222,764
Ziggo Secured Finance Partnership
Term Loan E,
3.73% (A), 04/15/2025	450,000	450,402

		3,670,226

Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer Equity, LP
Term Loan B,
3.97% (A), 02/02/2024	300,000	300,938
Jonah Energy LLC
2nd Lien Term Loan,
7.73% (A), 05/12/2021	325,000	320,125

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
Term Loan B,
4.73% (A), 12/31/2023	$ 498,750	$ 495,187
Southcross Energy Partners, LP
1st Lien Term Loan,
5.55% (A), 08/04/2021	148,897	132,146
TEX Operations Co. LLC
Term Loan B,
3.98% (A), 08/04/2023	243,064	243,611
Term Loan C,
3.98% (A), 08/04/2023	55,714	55,840

		1,547,847

Personal Products - 0.3%
Atrium Innovations, Inc.
Term Loan,
4.80% (A), 02/13/2021	372,750	373,682
Nature’s Bounty Co.
Term Loan B,
4.80% (A), 05/05/2023	374,060	374,450

		748,132

Pharmaceuticals - 0.5%
Alvogen Pharma US, Inc.
Term Loan,
6.23% (A), 04/02/2022	356,684	351,036
Endo Luxembourg Finance Co. I SARL
Term Loan B,
5.50% (A), 04/29/2024	196,226	198,609
Patheon Holdings I BV
Term Loan,
4.50% (A), 04/20/2024	300,000	300,500
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
5.98% (A), 04/01/2022 (F)	404,750	412,081

		1,262,226

Professional Services - 0.3%
Everi Payments, Inc.
Term Loan B,
5.75% (A), 05/09/2024	438,288	442,945
IBC Capital, Ltd.
1st Lien Term Loan,
4.98% (A), 09/09/2021	395,356	390,249

		833,194

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC
Term Loan B,
3.73% (A), 04/18/2024	248,296	249,111

Road & Rail - 0.1%
Fly Funding II SARL
Term Loan B,
3.43% (A), 02/09/2023	296,250	296,497

Semiconductors & Semiconductor Equipment - 0.2%
Bright Bidco BV
Term Loan B,
5.80% (A), 06/30/2024	66,644	67,450
MaxLinear, Inc.
Term Loan B,
3.72% (A), 05/12/2024	402,013	403,018

		470,468

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 1.3%
Almonde, Inc.
1st Lien Term Loan,
4.74% (A), 06/13/2024	$ 69,051	$ 69,495
BMC Software Finance, Inc.
Term Loan,
5.23% (A), 09/10/2022	248,309	249,674
CCC Information Services, Inc.
1st Lien Term Loan,
4.24% (A), 04/27/2024	338,501	339,030
Cengage Learning Acquisitions, Inc.
Term Loan B,
5.47% (A), 06/07/2023	221,315	208,906
Epicor Software Corp.
1st Lien Term Loan,
4.99% (A), 06/01/2022	500,000	500,893
Houghton Mifflin Harcourt Publishing Co.
Term Loan B,
4.23% (A), 05/31/2021	348,477	336,570
Infor, Inc.
Term Loan B6,
4.05% (A), 02/01/2022	473,813	472,882
Informatica Corp.
Term Loan,
4.80% (A), 08/05/2022	298,474	298,847
MA Finance Co. LLC
Term Loan B3,
3.98% (A), 06/21/2024	11,357	11,347
Seattle Spinco, Inc.
Term Loan B3,
4.03% (A), 06/21/2024	76,694	76,630
Sophia, LP
Term Loan B,
4.55% (A), 09/30/2022	524,250	525,186
VF Holding Corp.
Term Loan,
4.55% (A), 06/30/2023	349,121	350,103

		3,439,563

Specialty Retail - 0.2%
Michaels Stores, Inc.
Term Loan B1,
3.98% (A), 01/30/2023	522,654	522,654

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.
Term Loan B,
4.00% (A), 11/06/2023	448,875	448,875

Trading Companies & Distributors - 0.4%
BakerCorp International, Inc.
Term Loan,
4.31% (A), 02/07/2020 (F)	298,966	281,278
HD Supply Waterworks, Ltd.
Term Loan B,
TBD, 08/01/2024 (F) (H)	18,305	18,420
Neff Rental LLC
2nd Lien Term Loan,
TBD, 06/09/2021 (F) (H)	350,000	351,458
Univar, Inc.
Term Loan B,
3.98% (A), 07/01/2022	398,997	401,064

		1,052,220

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
1st Lien Term Loan B,
3.75% (A), 02/02/2024	$ 299,250	$ 300,060

Total Loan Assignments (Cost $38,300,523)		38,279,384

U.S. GOVERNMENT OBLIGATIONS - 6.2%
U.S. Treasury - 1.4%
U.S. Treasury Note
0.75%, 01/31/2018	1,000	998
2.00%, 11/15/2026	72,000	70,338
2.13%, 02/29/2024	2,000,000	2,007,656
2.25%, 02/15/2027	1,700,000	1,694,488

		3,773,480

U.S. Treasury Inflation-Protected Securities - 4.8%
U.S. Treasury Inflation-Indexed Bond
0.13%, 04/15/2022	1,061,636	1,061,289
1.00%, 02/15/2046	1,239,408	1,234,096
1.75%, 01/15/2028	584,080	654,359
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2018 - 07/15/2026	6,316,828	6,281,156
0.25%, 01/15/2025	1,549,860	1,531,263
0.38%, 07/15/2025 - 01/15/2027	919,343	912,087
0.63%, 01/15/2024	1,048,840	1,069,670

		12,743,920

Total U.S. Government Obligations (Cost $16,687,088)		16,517,400

	Shares	Value
COMMON STOCK - 0.0% (G)
Machinery - 0.0% (G)
Ameriforge Group, Inc.	2,679	91,086

Total Common Stock (Cost $91,086)		91,086

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.80% (I), 08/03/2017	$ 550,000	549,972
0.89% (I), 08/17/2017 (J)	13,731,000	13,725,068

Total Short-Term U.S. Government Obligations (Cost $14,275,612)		14,275,040

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.99% (I)	9,315,727	9,315,727

Total Securities Lending Collateral (Cost $9,315,727)		9,315,727

	Principal	Value
REPURCHASE AGREEMENT - 12.7%

State Street Bank & Trust Co. 0.12% (I), dated 07/31/2017, to be repurchased at $33,990,129 on 08/01/2017. Collateralized by a U.S. Government Agency Obligation, 1.01% (H), due 08/04/2017, and with a value of $34,671,151.

	$ 33,990,016	$ 33,990,016

Total Repurchase Agreement (Cost $33,990,016)		33,990,016

Total Investments (Cost $276,866,392) (K)		279,522,222
Net Other Assets (Liabilities) - (4.1)%		(10,890,267)

Net Assets - 100.0%		$ 268,631,955

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2017 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(471)	09/20/2017	$352,103	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$64,860,823	$—	$64,860,823
Corporate Debt Securities	—	80,896,603	—	80,896,603
Foreign Government Obligations	—	21,296,143	—	21,296,143
Loan Assignments	—	38,279,384	—	38,279,384
U.S. Government Obligations	—	16,517,400	—	16,517,400
Common Stock	91,086	—	—	91,086
Short-Term U.S. Government Obligations	—	14,275,040	—	14,275,040
Securities Lending Collateral	9,315,727	—	—	9,315,727
Repurchase Agreement	—	33,990,016	—	33,990,016

Total Investments	$9,406,813	$270,115,409	$—	$279,522,222

Other Financial Instruments
Futures Contracts (M)	$352,103	$—	$—	$352,103

Total Other Financial Instruments	$352,103	$—	$—	$352,103

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2017.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the total value of 144A securities is $46,201,421, representing 17.2% of the Fund’s net assets.
(C)	Illiquid security. At July 31, 2017, the value of such securities amounted to $10,844,633 or 4.0% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,122,681. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after July 31, 2017.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2017 where the rate will be determined at time of settlement.
(I)	Rates disclosed reflect the yields at July 31, 2017.
(J)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $730,684.
(K)	Aggregate cost for federal income tax purposes is $276,866,392. Aggregate gross unrealized appreciation and depreciation for all securities is $3,605,368 and $949,538, respectively. Net unrealized appreciation for tax purposes is $2,655,830.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

IDR	Indonesian Rupiah
PEN	Peruvian Sol
UYU	Uruguayan Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.6%
Boeing Co.	83,775	$ 20,312,087
General Dynamics Corp.	36,010	7,069,843

		27,381,930

Banks - 1.2%
M&T Bank Corp.	41,846	6,827,175
SVB Financial Group (A)	34,876	6,223,273

		13,050,448

Beverages - 1.3%
Monster Beverage Corp. (A)	257,705	13,593,939

Biotechnology - 3.1%
Biogen, Inc. (A)	28,937	8,379,866
Incyte Corp. (A)	58,900	7,850,781
Regeneron Pharmaceuticals, Inc., Class A (A)	20,220	9,940,556
TESARO, Inc. (A)	52,319	6,679,044

		32,850,247

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	122,373	8,036,235

Capital Markets - 1.7%
BlackRock, Inc., Class A	17,827	7,603,750
Intercontinental Exchange, Inc.	157,418	10,501,355

		18,105,105

Chemicals - 1.8%
PPG Industries, Inc.	123,623	13,011,321
Sherwin-Williams Co.	16,927	5,708,969

		18,720,290

Consumer Finance - 1.0%
Capital One Financial Corp.	118,566	10,218,018

Containers & Packaging - 1.0%
Crown Holdings, Inc. (A)	174,041	10,350,218

Electrical Equipment - 1.6%
AMETEK, Inc., Class A	154,111	9,490,155
Eaton Corp. PLC	93,683	7,330,695

		16,820,850

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	99,833	3,682,839

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	98,403	15,597,859
Walgreens Boots Alliance, Inc.	96,468	7,782,074

		23,379,933

Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	160,926	9,732,804
Hologic, Inc. (A)	260,246	11,505,476
Medtronic PLC	101,999	8,564,856

		29,803,136

Health Care Providers & Services - 4.3%
Aetna, Inc.	72,216	11,143,651

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc. (A)	127,318	$ 10,228,728
UnitedHealth Group, Inc.	124,008	23,785,975

		45,158,354

Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Holdings, Inc.	156,596	9,791,948
Starbucks Corp.	281,717	15,207,084

		24,999,032

Household Durables - 1.2%
Mohawk Industries, Inc. (A)	50,692	12,621,801

Household Products - 1.1%
Colgate-Palmolive Co.	158,442	11,439,512

Insurance - 1.0%
Allstate Corp.	115,102	10,474,282

Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (A)	39,441	38,959,031
Netflix, Inc. (A)	84,396	15,331,377
Priceline Group, Inc. (A)	10,603	21,508,186

		75,798,594

Internet Software & Services - 12.1%
Alphabet, Inc., Class A (A)	39,880	37,706,540
Alphabet, Inc., Class C (A)	22,272	20,724,096
eBay, Inc. (A)	374,938	13,396,535
Facebook, Inc., Class A (A)	248,136	41,997,018
GoDaddy, Inc., Class A (A)	305,772	13,142,080

		126,966,269

IT Services - 5.6%
Accenture PLC, Class A	83,767	10,790,865
Global Payments, Inc.	118,360	11,169,633
Mastercard, Inc., Class A	204,912	26,187,754
PayPal Holdings, Inc. (A)	182,870	10,707,038

		58,855,290

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	85,205	14,956,034

Machinery - 3.4%
Illinois Tool Works, Inc., Class A	65,035	9,151,075
Middleby Corp. (A)	72,530	9,478,220
Nordson Corp.	57,652	7,321,804
Snap-on, Inc.	65,645	10,122,459

		36,073,558

Media - 2.7%
Comcast Corp., Class A	692,651	28,017,733

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	143,534	10,345,931

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	159,863	15,824,838

Pharmaceuticals - 4.0%
Allergan PLC	66,805	16,856,906
Bristol-Myers Squibb Co.	294,594	16,762,399
Eli Lilly & Co.	105,761	8,742,204

		42,361,509

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.6%
Equifax, Inc.	60,360	$ 8,778,759
IHS Markit, Ltd. (A)	164,025	7,651,766

		16,430,525

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	87,298	7,918,802

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc., Class A	106,443	8,410,061
Broadcom, Ltd.	79,453	19,597,877
NVIDIA Corp.	76,605	12,449,079
QUALCOMM, Inc.	100,725	5,357,563

		45,814,580

Software - 8.4%
Adobe Systems, Inc. (A)	129,760	19,008,543
Electronic Arts, Inc. (A)	102,635	11,981,610
Microsoft Corp.	367,690	26,731,063
salesforce.com, Inc. (A)	144,894	13,156,375
ServiceNow, Inc. (A)	75,805	8,372,662
Workday, Inc., Class A (A)	85,836	8,764,714

		88,014,967

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	84,088	6,508,411
TJX Cos., Inc.	196,510	13,816,618

		20,325,029

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	484,780	72,101,329

Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc., Class B	335,728	19,824,738
VF Corp.	215,147	13,379,992

		33,204,730

Tobacco - 1.7%
Altria Group, Inc.	274,236	17,817,113

Total Common Stocks (Cost $725,361,767)		1,041,513,000

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.12% (B), dated 07/31/2017, to be repurchased at $10,147,526 on 08/01/2017. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2018, and with a value of $10,350,543.	$ 10,147,492	10,147,492

Total Repurchase Agreement (Cost $10,147,492)		10,147,492

Total Investments (Cost $735,509,259) (C)		1,051,660,492
Net Other Assets (Liabilities) - (0.1)%		(995,468)

Net Assets - 100.0%		$ 1,050,665,024

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2017 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,041,513,000	$—	$—	$1,041,513,000
Repurchase Agreement	—	10,147,492	—	10,147,492

Total Investments	$1,041,513,000	$10,147,492	$—	$1,051,660,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2017.
(C)	Aggregate cost for federal income tax purposes is $735,509,259. Aggregate gross unrealized appreciation and depreciation for all securities is $318,391,125 and $2,239,892, respectively. Net unrealized appreciation for tax purposes is $316,151,233.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund	Fund
ClearTrack® 2015	Transamerica Government Money Market (“Government Money Market”)
ClearTrack® 2020	Transamerica Growth (“Growth”)
ClearTrack® 2025	Transamerica High Quality Bond (“High Quality Bond”) (B)
ClearTrack® 2030	Transamerica High Yield Bond (“High Yield Bond”) (B)
Transamerica High Yield Muni (“High Yield Muni”)
ClearTrack® 2035	Transamerica Inflation Opportunities (“Inflation Opportunities”)
ClearTrack® 2040	Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”) (B)
ClearTrack® 2045	Transamerica Intermediate Bond (“Intermediate Bond”) (B)
ClearTrack® 2050	Transamerica Intermediate Muni (“Intermediate Muni”)
ClearTrack® 2055 (A)	Transamerica International Equity (“International Equity”) (B)
ClearTrack® 2060 (A)	Transamerica International Equity Opportunities (“International Equity Opportunities”)
ClearTrack® Retirement Income	Transamerica International Small Cap (“International Small Cap”)
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	Transamerica International Small Cap Value (“International Small Cap Value”)
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	Transamerica Large Cap Value (“Large Cap Value”)
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	Transamerica Large Core (“Large Cap Core”) (B)
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	Transamerica Large Growth (“Large Growth”)
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”) (B)	Transamerica Large Value Opportunities (“Large Value Opportunities”) (B)
Transamerica Asset Allocation Long Horizon (“Long Horizon”) (B)	Transamerica Long/Short Strategy (“Long/Short Strategy”)
Transamerica Asset Allocation Short Horizon (“Short Horizon”) (B)	Transamerica Managed Futures Strategy (“Managed Futures Strategy”)
Transamerica Bond (“Bond”)	Transamerica Mid Cap Growth (“Mid Cap Growth”) (B)
Transamerica Capital Growth (“Capital Growth”)	Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Concentrated Growth (“Concentrated Growth”)	Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”) (B)
Transamerica Core Bond (“Core Bond”)	Transamerica MLP & Energy Income (“MLP & Energy Income”)
Transamerica Developing Markets Equity (“Developing Markets Equity”)	Transamerica Multi-Cap Growth (“Multi-Cap Growth”)
Transamerica Dividend Focused (“Dividend Focused”)	Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)
Transamerica Dynamic Allocation (“Dynamic Allocation”)	Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)
Transamerica Dynamic Income (“Dynamic Income”)	Transamerica Short-Term Bond (“Short-Term Bond”)
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	Transamerica Small Cap Core (“Small Cap Core”) (B)
Transamerica Emerging Markets Equity (“Emerging Markets Equity”)	Transamerica Small Cap Growth (“Small Cap Growth”) (B)
Transamerica Event Driven (“Event Driven”)	Transamerica Small Cap Value (“Small Cap Value”) (B)
Transamerica Flexible Income (“Flexible Income”)	Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)
Transamerica Floating Rate (“Floating Rate”)	Transamerica Strategic High Income (“Strategic High Income”) (C)
Transamerica Global Equity (“Global Equity”)	Transamerica Total Return (“Total Return”)
Transamerica Global Multifactor Macro (“Global Multifactor Macro”)	Transamerica Unconstrained Bond (“Unconstrained Bond”)
Transamerica Global Real Estate Securities (“Global Real Estate Securities”)	Transamerica US Growth (“US Growth”)

(A)	Fund commenced operations on July 7, 2017.
(B)	The Funds’ Board of Trustees (the “Board”) approved the reorganization of certain series of Transamerica Partners Funds Group, Transamerica Partners Institutional Funds Group and Transamerica Partners Portfolios into new and existing Funds within the Trust. Please reference the Reorganization section of the Notes to Schedules of Investments for more information.
(C)	Transamerica Income and Growth merged into Strategic High Income on December 2, 2016.

Transamerica Funds	Page 1	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

1. ORGANIZATION (continued)

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy, and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Transamerica Funds	Page 2	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

For the Funds impacted by the Transamerica Partners reorganizations where the accounting survivor is not the new or existing Fund within the Trust (“Destination Fund”), security transactions and investment income prior to the reorganization date (“Reorganization Date”) are allocated proportionally on a daily basis from its investment in the corresponding series of the Transamerica Partners Portfolios (“Series Portfolio”). All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio were allocated pro rata among the investors and recorded on a daily basis. Please reference the Reorganization section of the Notes to the Schedule of Investments for more information.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Funds	Page 3	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Investment companies are valued at the NAV of the underlying funds. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 4	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Funds	Page 5	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
DuBois Chemicals, Inc., Delayed Draw Term Loan	$156,667	$1,822
Idera, Inc., Delayed Draw Term Loan	270,455	(563)
TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan	79,545	1,320
USAGM HoldCo LLC, Delayed Draw Term Loan	500,000	3,997
USS Parent Holding Corp., Delayed Draw Term Loan	71,795	669

Total	$1,078,462	$7,245

Unconstrained Bond
ICSH, Inc., Delayed Draw Term Loan	$42,717	$288

Total	$42,717	$288

Open secured loan participations and assignments at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 6	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2017, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to each other as well as to other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of July 31, 2017, the Funds have not utilized the program.

Reverse repurchase agreements: The Funds, with the exception of Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

Transamerica Funds	Page 7	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

For the period ended July 31, 2017, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$51,944,584	270	0.91%

Open reverse repurchase agreements at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended July 31, 2017, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$1,027,484	78	0.82%

Open sale-buyback financing transactions at July 31, 2017, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at July 31, 2017.

Repurchase agreements at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Line of credit: For the period November 1, 2016 to February 8, 2017, Event Driven entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. An upfront facility fee, calculated as 0.25% of the entire commitment, was due to Citibank, N.A. on the closing date of the agreement. Interest was charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”). The Fund agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month. Effective February 8, 2017, the line of credit was closed.

For the period November 1, 2016 to February 8, 2017 the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Event Driven	$14,700,000	100	1.85%

Transamerica Funds	Page 8	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$15,823,043	$—	$—	$—	$15,823,043

Total Borrowings	$15,823,043	$—	$—	$—	$15,823,043

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$1,786,275	$—	$—	$—	$1,786,275

Total Borrowings	$1,786,275	$—	$—	$—	$1,786,275

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$801,184	$—	$—	$—	$801,184

Total Borrowings	$801,184	$—	$—	$—	$801,184

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$11,668,233	$—	$—	$—	$11,668,233

Total Borrowings	$11,668,233	$—	$—	$—	$11,668,233

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$20,514,307	$—	$—	$—	$20,514,307

Total Borrowings	$20,514,307	$—	$—	$—	$20,514,307

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$13,649,659	$—	$—	$—	$13,649,659

Total Borrowings	$13,649,659	$—	$—	$—	$13,649,659

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$11,326,151	$—	$—	$—	$11,326,151

Total Borrowings	$11,326,151	$—	$—	$—	$11,326,151

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$8,500,284	$—	$—	$—	$8,500,284

Total Borrowings	$8,500,284	$—	$—	$—	$8,500,284

Transamerica Funds	Page 9	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$7,591,631	$—	$—	$—	$7,591,631

Total Borrowings	$7,591,631	$—	$—	$—	$7,591,631

Bond
Securities Lending Transactions
Convertible Bonds	$501,195	$—	$—	$—	$501,195
Corporate Debt Securities	10,329,985	—	—	—	10,329,985

Total Securities Lending Transactions	$10,831,180	$—	$—	$—	$10,831,180

Total Borrowings	$10,831,180	$—	$—	$—	$10,831,180

Capital Growth
Securities Lending Transactions
Common Stocks	$18,309,695	$—	$—	$—	$18,309,695

Total Borrowings	$18,309,695	$—	$—	$—	$18,309,695

Concentrated Growth
Securities Lending Transactions
Common Stocks	$4,608,444	$—	$—	$—	$4,608,444

Total Borrowings	$4,608,444	$—	$—	$—	$4,608,444

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$5,559,657	$—	$—	$—	$5,559,657
U.S. Government Obligations	6,852,079	—	—	—	6,852,079

Total Securities Lending Transactions	$12,411,736	$—	$—	$—	$12,411,736

Total Borrowings	$12,411,736	$—	$—	$—	$12,411,736

Developing Markets Equity
Securities Lending Transactions
Common Stocks	$14,912,363	$—	$—	$—	$14,912,363

Total Borrowings	$14,912,363	$—	$—	$—	$14,912,363

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$4,207,004	$—	$—	$—	$4,207,004

Total Borrowings	$4,207,004	$—	$—	$—	$4,207,004

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$77,851,184	$—	$—	$—	$77,851,184

Total Borrowings	$77,851,184	$—	$—	$—	$77,851,184

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$42,931,020	$—	$—	$—	$42,931,020
Foreign Government Obligations	35,237,891	—	—	—	35,237,891

Total Securities Lending Transactions	$78,168,911	$—	$—	$—	$78,168,911

Total Borrowings	$78,168,911	$—	$—	$—	$78,168,911

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$2,094,434	$—	$—	$—	$2,094,434

Total Borrowings	$2,094,434	$—	$—	$—	$2,094,434

Transamerica Funds	Page 10	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Event Driven
Securities Lending Transactions
Common Stocks	$507,997	$—	$—	$—	$507,997
Convertible Preferred Stocks	3,319,123	—	—	—	3,319,123
Convertible Bonds	1,692,120	—	—	—	1,692,120
Corporate Debt Securities	131,872	—	—	—	131,872

Total Securities Lending Transactions	$5,651,112	$—	$—	$—	$5,651,112

Total Borrowings	$5,651,112	$—	$—	$—	$5,651,112

Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$13,110,289	$—	$—	$—	$13,110,289
Foreign Government Obligations	2,287,346	—	—	—	2,287,346

Total Securities Lending Transactions	$15,397,635	$—	$—	$—	$15,397,635

Total Borrowings	$15,397,635	$—	$—	$—	$15,397,635

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,736,125	$—	$—	$—	$2,736,125

Total Borrowings	$2,736,125	$—	$—	$—	$2,736,125

Global Equity
Securities Lending Transactions
Common Stocks	$607,217	$—	$—	$—	$607,217

Total Borrowings	$607,217	$—	$—	$—	$607,217

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$635,201	$—	$—	$—	$635,201
Rights	9,656	—	—	—	9,656

Total Securities Lending Transactions	$644,857	$—	$—	$—	$644,857

Total Borrowings	$644,857	$—	$—	$—	$644,857

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$148,830,350	$—	$—	$—	$148,830,350

Total Borrowings	$148,830,350	$—	$—	$—	$148,830,350

Inflation Opportunities
Securities Lending Transactions
U.S. Government Obligations	$8,680,625	$—	$—	$—	$8,680,625

Total Borrowings	$8,680,625	$—	$—	$—	$8,680,625

Inflation-Protected Securities
Securities Lending Transactions
U.S. Government Obligations	$14,843,869	$—	$—	$—	$14,843,869

Total Borrowings	$14,843,869	$—	$—	$—	$14,843,869

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$24,716,720	$—	$—	$—	$24,716,720
Foreign Government Obligations	4,042,938	—	—	—	4,042,938
Short-Term U.S. Government Obligations	33,259,387	—	—	—	33,259,387

Total Securities Lending Transactions	$62,019,045	$—	$—	$—	$62,019,045

Total Borrowings	$62,019,045	$—	$—	$—	$62,019,045

Transamerica Funds	Page 11	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
International Equity
Securities Lending Transactions
Common Stocks	$91,073,605	$—	$—	$—	$91,073,605

Total Borrowings	$91,073,605	$—	$—	$—	$91,073,605

International Equity Opportunities
Securities Lending Transactions
Common Stocks	$64,956,629	$—	$—	$—	$64,956,629

Total Borrowings	$64,956,629	$—	$—	$—	$64,956,629

International Small Cap
Securities Lending Transactions
Common Stocks	$21,425,533	$—	$—	$—	$21,425,533

Total Borrowings	$21,425,533	$—	$—	$—	$21,425,533

International Small Cap Value
Securities Lending Transactions
Common Stocks	$26,902,943	$—	$—	$—	$26,902,943

Total Borrowings	$26,902,943	$—	$—	$—	$26,902,943

Large Cap Value
Securities Lending Transactions
Common Stocks	$41,096	$—	$—	$—	$41,096

Total Borrowings	$41,096	$—	$—	$—	$41,096

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$9,991,057	$—	$—	$—	$9,991,057

Total Borrowings	$9,991,057	$—	$—	$—	$9,991,057

Mid Cap Value
Securities Lending Transactions
Common Stocks	$8,714,035	$—	$—	$—	$8,714,035

Total Borrowings	$8,714,035	$—	$—	$—	$8,714,035

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$52,799,718	$—	$—	$—	$52,799,718

Total Borrowings	$52,799,718	$—	$—	$—	$52,799,718

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$468,365	$—	$—	$—	$468,365
Convertible Preferred Stocks	4,186,656	—	—	—	4,186,656
Corporate Debt Securities	491,507	—	—	—	491,507

Total Securities Lending Transactions	$5,146,528	$—	$—	$—	$5,146,528

Total Borrowings	$5,146,528	$—	$—	$—	$5,146,528

Multi-Cap Growth
Securities Lending Transactions
Common Stocks	$7,823,475	$—	$—	$—	$7,823,475

Total Borrowings	$7,823,475	$—	$—	$—	$7,823,475

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,803,690	$—	$—	$—	$1,803,690
Corporate Debt Securities	6,668,610	—	—	—	6,668,610
Foreign Government Obligations	539,436	—	—	—	539,436

Total Securities Lending Transactions	$9,011,736	$—	$—	$—	$9,011,736

Total Borrowings	$9,011,736	$—	$—	$—	$9,011,736

Transamerica Funds	Page 12	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$31,136,857	$—	$—	$—	$31,136,857

Total Borrowings	$31,136,857	$—	$—	$—	$31,136,857

Small Cap Core
Securities Lending Transactions
Common Stocks	$17,417,083	$—	$—	$—	$17,417,083

Total Borrowings	$17,417,083	$—	$—	$—	$17,417,083

Small Cap Growth
Securities Lending Transactions
Common Stocks	$19,910,807	$—	$—	$—	$19,910,807

Total Borrowings	$19,910,807	$—	$—	$—	$19,910,807

Small Cap Value
Securities Lending Transactions
Common Stocks	$29,593,698	$—	$—	$—	$29,593,698

Total Borrowings	$29,593,698	$—	$—	$—	$29,593,698

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$41,887,094	$—	$—	$—	$41,887,094

Total Borrowings	$41,887,094	$—	$—	$—	$41,887,094

Strategic High Income
Securities Lending Transactions
Common Stocks	$3,386,876	$—	$—	$—	$3,386,876
Preferred Stocks	94,993	—	—	—	94,993
Corporate Debt Securities	6,168,630	—	—	—	6,168,630

Total Securities Lending Transactions	$9,650,499	$—	$—	$—	$9,650,499

Total Borrowings	$9,650,499	$—	$—	$—	$9,650,499

Total Return
Securities Lending Transactions
Corporate Debt Securities	$623,700	$—	$—	$—	$623,700

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$31,163,238	$—	$—	$31,163,238

Sale Buy-back Transactions
U.S. Government Obligations	$12,339,153	$7,080,417	$—	$—	$19,419,570

Total Borrowings	$12,962,853	$38,243,655	$—	$—	$51,206,508

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$9,315,727	$—	$—	$—	$9,315,727

Total Borrowings	$9,315,727	$—	$—	$—	$9,315,727

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Funds	Page 13	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Transamerica Funds	Page 14	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

As of July 31, 2017, transactions in written options are as follows:

	Call Options		Put Options
Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—	$—	—
Options written	17,722	185	110,775	1,887
Options closed	(17,722)	(185)	(73,144)	(810)
Options expired	—	—	(37,631)	(1,077)
Options exercised	—	—	—	—

Balance at July 31, 2017	$—	—	$—	—

	Call Options		Put Options
Inflation Protected-Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—	$—	—
Options written	190,994	1,031	36,987	140
Options closed	(170,558)	(899)	(15,212)	(70)
Options expired	(20,436)	(132)	—	—
Options exercised	—	—	—	—

Balance at July 31, 2017	$—	—	$21,775	70

	Call Options
MLP & Energy Income	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—
Options written	160,714	1,350
Options closed	(65,727)	(500)
Options expired	(44,259)	(350)
Options exercised	(50,728)	(500)

Balance at July 31, 2017	$—	—

	Call Options		Put Options
Total Return	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at October 31, 2016	$—	—	$21,708	78
Options written	93,480	582	86,978	325
Options closed	—	—	—	—
Options expired	(33,169)	(155)	(44,455)	(191)
Options exercised	(27,679)	(119)	(64,231)	(212)

Balance at July 31, 2017	$32,632	308	$—	—

As of July 31, 2017, transactions in written foreign exchange options and swaptions are as follows:

	Call Options					Put Options
Inflation Protected-Securities	Amount of Premiums		Notional Amount		Notional Amount	Amount of Premiums		Notional Amount

Balance at October 31, 2016	$—	EUR	—	USD	—	$—	USD	—
Options written	83,147		3,725,000		23,520,000	122,319		23,520,000
Options closed	(57,133)				(23,520,000)	(122,319)		(23,520,000)
Options expired	—		—		—	—		—
Options exercised	—		—		—	—		—

Balance at July 31, 2017	$26,014	EUR	3,725,000	USD	—	$—	USD	—

Transamerica Funds	Page 15	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options
Total Return	Amount of Premiums		Notional Amount		Notional Amount

Balance at October 31, 2016	$508,341	AUD	4,300,000	USD	76,100,000
Options written	902,730		—		102,900,000
Options closed	(194,490)		—		(29,400,000)
Options expired	(751,784)		(4,300,000)		(102,600,000)
Options exercised	(270,907)		—		(31,700,000)

Balance at July 31, 2017	$193,890	AUD	—	USD	15,300,000

	Put Options
Total Return	Amount of Premiums		Notional Amount		Notional Amount		Notional Amount

Balance at October 31, 2016	$447,806	AUD	3,000,000	GBP	3,700,000	USD	26,700,000
Options written	350,656		10,700,000		10,000,000		59,500,000
Options closed	—		—		—		—
Options expired	(386,988)		(8,300,000)		(10,900,000)		(69,100,000)
Options exercised	(13,147)		—		(2,800,000)		—

Balance at July 31, 2017	$398,327	AUD	5,400,000	GBP	—	USD	17,100,000

Open option contracts at July 31, 2017, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds	Page 16	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.
Open OTC and centrally cleared swap agreements at July 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at July 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at July 31, 2017, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Transamerica Funds	Page 17	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

7. RISK FACTORS (continued)

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Transamerica Funds	Page 18	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

7. RISK FACTORS (continued)

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund focuses its investments in a single state or territory, it is subject to greater risk of adverse economic and regulatory changes in that state or territory than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the market values of these bonds to decline.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

For the period ended July 31, 2017, the Funds’ transactions in and earnings from investments in affiliates of TAM are as follows:

Asset Allocation - Conservative Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$130,554	$—	$—	$—	$(1,880)	$128,674	$—	$—
Transamerica Bond	60,684,396	6,904,470	(3,954,694)	(135,243)	(983,700)	62,515,229	1,478,983	2,569,950
Transamerica Capital Growth	19,266,057	6,107,486	(7,227,920)	869,260	(1,206,723)	17,808,160	—	5,001,843
Transamerica Concentrated Growth	17,965,360	3,570,140	(6,367,473)	325,915	(525,097)	14,968,845	130,794	2,552,579
Transamerica Core Bond	151,980,447	26,786,420	(43,337,765)	(1,409,803)	(1,169,304)	132,849,995	2,876,950	—
Transamerica Developing Markets Equity	27,206,911	8,733,307	(1,669,281)	(96,531)	5,436,110	39,610,516	27,134	—
Transamerica Dividend Focused	56,014,477	11,382,588	(20,471,555)	162,890	(31,592)	47,056,808	1,027,144	7,510,022
Transamerica Emerging Markets Debt	29,011,635	16,647,102	(1,984,125)	(67,021)	1,688,614	45,296,205	1,456,765	—
Transamerica Emerging Markets Equity	6,716,834	2,383,764	(468,630)	(18,923)	1,576,195	10,189,240	134,434	—
Transamerica Event Driven	10,543,014	822,888	(862,295)	(1,364)	402,894	10,905,137	168,745	—
Transamerica Flexible Income	22,466,461	1,771,814	(1,467,851)	(11,773)	137,749	22,896,400	700,087	—
Transamerica Floating Rate	19,652,885	33,366,295	(1,262,358)	(2,501)	71,238	51,825,559	1,050,048	—
Transamerica Global Allocation Liquidating Trust	45,856	—	—	—	(1,310)	44,546	—	—
Transamerica Global Multifactor Macro	14,172,051	751,011	(476,190)	(23,736)	(1,156,701)	13,266,435	—	484,658
Transamerica Growth	29,411,777	7,522,254	(10,862,354)	925,878	(564,327)	26,433,228	21,855	5,799,413
Transamerica High Yield Bond	30,140,067	1,591,768	(32,443,415)	4,151,291	(3,439,274)	437	704,915	—
Transamerica Inflation Opportunities	48,781,116	2,943,465	(3,220,625)	(36,042)	(210,114)	48,257,800	597,342	—
Transamerica Intermediate Bond	60,188,304	42,383,176	(2,968,659)	(28,713)	(71,089)	99,503,019	1,402,760	199,623
Transamerica International Equity	36,706,659	12,155,184	(1,747,244)	(28,459)	5,608,318	52,694,458	622,592	94,166
Transamerica International Equity Opportunities	15,992,863	5,588,876	(1,171,837)	(30,133)	3,398,573	23,778,342	174,476	—

Transamerica Funds	Page 19	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Conservative Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap	$8,577,843	$6,672,314	$(745,852)	$(367,968)	$(985,897)	$13,150,440	$537,744	$3,087,389
Transamerica International Small Cap Value	8,171,768	2,853,094	(433,834)	(6,363)	1,503,108	12,087,773	180,349	55,470
Transamerica Large Cap Value	61,023,536	8,815,751	(22,306,961)	1,340,032	3,085,944	51,958,302	761,287	5,133,198
Transamerica Managed Futures Strategy	28,866,631	1,387,248	(1,548,382)	(230,364)	(2,923,041)	25,552,092	312,094	—
Transamerica Mid Cap Value	11,878,364	1,430,378	(4,265,980)	236,732	593,893	9,873,387	110,217	767,261
Transamerica Mid Cap Value Opportunities	5,653,957	715,572	(1,992,168)	149,471	95,433	4,622,265	66,339	398,081
Transamerica MLP & Energy Income	17,406,369	1,080,139	(5,647,586)	1,182,171	(526,111)	13,494,982	716,282	—
Transamerica Multi-Cap Growth	15,202,493	3,657,356	(5,618,182)	(121,879)	(240,036)	12,879,752	40,599	2,776,623
Transamerica Short-Term Bond	68,914,010	4,861,502	(4,927,442)	(6,345)	76,368	68,918,093	1,197,698	—
Transamerica Small Cap Core	6,124,292	320,106	(2,293,566)	334,122	533,750	5,018,704	15,556	—
Transamerica Small Cap Growth	3,013,756	2,114,843	(1,257,741)	(166,012)	(1,101,923)	2,602,923	—	1,850,102
Transamerica Small Cap Value	5,733,565	215,119	(2,001,912)	385,513	592,011	4,924,296	62,012	—
Transamerica Small Company Growth Liquidating Trust	949	—	—	—	1	950	—	—
Transamerica Total Return	152,370,190	33,708,480	(17,262,908)	(157,870)	(1,688,893)	166,968,999	1,087,786	3,898,249
Transamerica US Growth	20,169,691	1,715,931	(7,509,511)	2,753,872	449,492	17,579,475	105,694	434,990

Total	$1,070,185,138	$260,959,841	$(219,776,296)	$9,870,104	$8,422,679	$1,129,661,466	$17,768,681	$42,613,617

Asset Allocation - Growth Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$67,762,229	$17,374,865	$(17,658,007)	$3,621,815	$(5,020,669)	$66,080,233	$—	$17,285,870
Transamerica Concentrated Growth	61,980,072	9,196,464	(15,116,040)	870,446	(1,522,777)	55,408,165	445,037	8,685,381
Transamerica Developing Markets Equity	112,565,742	32,108,891	(9,818,747)	(729,602)	21,771,841	155,898,125	111,274	—
Transamerica Dividend Focused	180,449,404	27,363,113	(45,987,138)	(2,051,212)	2,768,311	162,542,478	3,309,759	23,845,008
Transamerica Emerging Markets Equity	41,177,737	12,978,336	(3,378,515)	(386,419)	9,620,953	60,012,092	819,300	—
Transamerica Event Driven	17,543,168	5,923,896	(921,002)	277	781,039	23,327,378	281,619	—
Transamerica Global Allocation Liquidating Trust	29,921	—	—	—	(855)	29,066	—	—
Transamerica Global Multifactor Macro	19,049,595	6,325,004	(943,893)	(47,640)	(1,468,555)	22,914,511	—	651,461
Transamerica Global Real Estate Securities	5,206,688	166,178	(555,650)	120,548	3,245	4,941,009	160,500	—
Transamerica Growth	104,406,325	20,446,367	(26,995,813)	3,034,015	(1,856,828)	99,034,066	76,243	20,231,987
Transamerica International Equity	115,881,068	35,926,450	(9,534,483)	(353,280)	17,324,210	159,243,965	1,950,693	295,040
Transamerica International Equity Opportunities	65,073,009	19,168,409	(7,960,204)	(440,223)	13,197,682	89,038,673	697,360	—
Transamerica International Small Cap	29,381,834	20,409,720	(4,249,473)	(2,615,659)	(2,425,362)	40,501,060	1,798,746	10,327,253
Transamerica International Small Cap Value	33,261,335	10,779,705	(2,637,220)	(130,720)	6,008,431	47,281,531	729,428	224,350
Transamerica Large Cap Value	203,649,842	19,708,343	(50,807,479)	1,852,152	13,157,643	187,560,501	2,586,961	16,916,759
Transamerica Managed Futures Strategy	39,830,676	10,519,312	(7,073,214)	(1,624,201)	(2,488,375)	39,164,198	414,500	—
Transamerica Mid Cap Value	73,676,100	5,448,226	(18,267,747)	187,899	5,126,188	66,170,666	674,660	4,696,563
Transamerica Mid Cap Value Opportunities	30,992,241	2,544,245	(7,507,680)	671,983	754,634	27,455,423	359,087	2,154,781
Transamerica MLP & Energy Income	79,233,102	3,373,773	(15,680,080)	2,140,680	1,047,004	70,114,479	3,370,325	—
Transamerica Multi-Cap Growth	37,041,315	6,787,234	(9,911,468)	(306,602)	(594,629)	33,015,850	97,030	6,635,989
Transamerica Small Cap Core	3,911,340	14,454	(1,024,341)	142,190	413,315	3,456,958	9,790	—
Transamerica Small Cap Growth	18,526,184	11,179,721	(5,323,664)	(698,000)	(6,927,613)	16,756,628	—	11,147,757
Transamerica Small Cap Value	39,946,926	461,797	(9,878,542)	1,531,596	5,335,905	37,397,682	427,019	—
Transamerica Small Company Growth Liquidating Trust	3,173	—	—	—	1	3,174	—	—
Transamerica US Growth	71,172,323	1,969,735	(18,538,712)	8,148,382	2,836,193	65,587,921	366,597	1,508,748

Total	$1,451,751,349	$280,174,238	$(289,769,112)	$12,938,425	$77,840,932	$1,532,935,832	$18,685,928	$124,606,947

Transamerica Funds	Page 20	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Moderate Growth Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$426,339	$—	$—	$—	$(6,141)	$420,198		$—	$—
Transamerica Bond	61,864,318	3,887,185	(14,008,902)	(1,111,311)	(246,960)	50,384,330		1,283,499	2,588,626
Transamerica Capital Growth	91,624,646	23,211,833	(29,057,504)	5,977,399	(8,383,391)	83,372,983		—	23,172,908
Transamerica Concentrated Growth	82,378,645	13,995,237	(26,330,298)	1,494,554	(2,569,291)	68,968,847		587,517	11,466,044
Transamerica Core Bond	161,593,314	33,625,404	(54,614,107)	(1,648,053)	(1,152,695)	137,803,863		2,943,927	—
Transamerica Developing Markets Equity	133,124,317	39,461,783	(16,662,063)	(316,435)	24,709,484	180,317,086		130,996	—
Transamerica Dividend Focused	254,324,475	44,247,652	(84,102,571)	(2,796,252)	3,671,500	215,344,804		4,544,521	33,422,489
Transamerica Emerging Markets Debt	63,704,717	19,533,581	(5,441,089)	(236,711)	3,221,508	80,782,006		2,767,734	—
Transamerica Emerging Markets Equity	59,365,124	19,546,661	(6,913,932)	(629,804)	13,778,027	85,146,076		1,178,062	—
Transamerica Event Driven	24,394,834	895,641	(4,826,489)	(22,356)	853,090	21,294,720		376,859	—
Transamerica Flexible Income	45,865,158	1,302,113	(9,376,092)	(130,033)	289,528	37,950,674		1,275,833	—
Transamerica Floating Rate	29,943,202	42,739,268	(2,575,564)	(3,360)	106,794	70,210,340		1,440,872	—
Transamerica Global Allocation Liquidating Trust	200,006	—	—	—	(5,714)	194,292		—	—
Transamerica Global Multifactor Macro	45,417,379	1,557,486	(2,414,272)	(194,316)	(3,589,876)	40,776,401		—	1,553,191
Transamerica Global Real Estate Securities	13,401,557	699,299	(1,893,645)	378,772	(71,823)	12,514,160		411,155	—
Transamerica Growth	140,094,122	27,081,016	(44,057,479)	5,719,347	(4,866,723)	123,970,283		101,445	26,919,644
Transamerica High Yield Bond	53,710,652	1,215,713	(56,154,083)	5,205,111	(3,977,393)	—	(B)	1,225,045	—
Transamerica Inflation Opportunities	45,161,076	1,285,641	(12,165,930)	(225,507)	(61,291)	33,993,989		461,801	—
Transamerica Intermediate Bond	73,580,720	40,072,415	(6,759,374)	(47,193)	(302,896)	106,543,672		1,518,084	244,040
Transamerica International Equity	168,930,720	51,080,448	(14,336,971)	(531,304)	25,224,829	230,367,722		2,843,488	430,074
Transamerica International Equity Opportunities	80,476,246	22,470,172	(11,918,276)	(1,425,502)	16,789,652	106,392,292		855,106	—
Transamerica International Small Cap	40,827,550	27,478,983	(7,139,439)	(4,373,028)	(2,775,592)	54,018,474		2,472,966	14,198,200
Transamerica International Small Cap Value	46,021,934	14,316,589	(4,557,664)	(293,992)	8,251,620	63,738,487		1,003,722	308,715
Transamerica Large Cap Value	282,092,523	33,776,305	(91,859,958)	2,207,461	18,124,545	244,340,876		3,475,236	23,309,451
Transamerica Managed Futures Strategy	58,466,906	639,122	(9,757,698)	(1,886,019)	(3,969,366)	43,492,945		609,471	—
Transamerica Mid Cap Value	109,930,335	10,665,929	(35,083,101)	1,643,511	6,090,606	93,247,280		1,002,811	6,980,951
Transamerica Mid Cap Value Opportunities	49,093,933	5,154,843	(15,323,275)	1,579,653	590,505	41,095,659		566,743	3,400,860
Transamerica MLP & Energy Income	104,575,058	6,987,246	(27,474,162)	4,079,720	60,321	88,228,183		4,392,381	—
Transamerica Multi-Cap Growth	67,813,874	13,881,602	(23,125,520)	306,862	(2,037,397)	56,839,421		176,612	12,078,709
Transamerica Short-Term Bond	44,054,761	710,410	(8,178,107)	(66,783)	85,067	36,605,348		697,036	—
Transamerica Small Cap Core	16,515,312	460,408	(5,554,510)	757,636	1,586,590	13,765,436		41,184	—
Transamerica Small Cap Growth	14,330,430	8,933,556	(5,170,988)	(668,456)	(5,208,903)	12,215,639		—	8,581,431
Transamerica Small Cap Value	30,610,201	1,106,230	(9,861,864)	1,739,593	3,473,604	27,067,764		326,019	—
Transamerica Small Company Growth Liquidating Trust	2,893	—	—	—	1	2,894		—	—
Transamerica Total Return	120,483,034	80,811,482	(33,643,247)	(1,194,249)	492,576	166,949,596		932,387	2,886,903
Transamerica US Growth	96,539,613	4,809,031	(32,806,806)	14,781,601	(303,058)	83,020,381		493,189	2,029,749

Total	$2,710,939,924	$597,640,284	$(713,144,980)	$28,070,556	$87,871,337	$2,711,377,121		$40,135,701	$173,571,985

Transamerica Funds	Page 21	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Moderate Portfolio	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$279,510	$—	$—	$—	$(4,026)	$275,484	$—	$—
Transamerica Bond	82,653,525	5,586,001	(9,133,857)	(610,973)	(1,002,042)	77,492,654	1,892,363	3,432,297
Transamerica Capital Growth	47,964,699	12,329,964	(16,249,691)	3,288,042	(4,471,514)	42,861,500	—	12,145,920
Transamerica Concentrated Growth	48,223,322	7,223,256	(15,179,786)	866,306	(1,475,523)	39,657,575	345,042	6,733,874
Transamerica Core Bond	230,896,450	29,403,019	(75,715,984)	(2,457,473)	(1,601,248)	180,524,764	4,089,220	—
Transamerica Developing Markets Equity	73,310,409	19,756,506	(6,169,299)	(459,965)	14,149,997	100,587,648	72,411	—
Transamerica Dividend Focused	136,558,289	20,853,627	(44,941,827)	(1,502,807)	1,917,797	112,885,079	2,434,015	17,969,827
Transamerica Emerging Markets Debt	53,126,346	23,506,477	(5,493,369)	(242,142)	2,935,456	73,832,768	2,465,637	—
Transamerica Emerging Markets Equity	30,706,719	9,165,942	(2,430,674)	(261,761)	7,127,448	44,307,674	610,884	—
Transamerica Event Driven	18,984,649	381,989	(2,752,361)	(16,840)	681,810	17,279,247	294,629	—
Transamerica Flexible Income	57,832,282	1,913,349	(6,379,867)	(44,533)	307,267	53,628,498	1,706,661	—
Transamerica Floating Rate	32,605,765	44,126,031	(2,839,882)	(3,730)	119,714	74,007,898	1,570,562	—
Transamerica Global Allocation Liquidating Trust	124,153	—	—	—	(3,547)	120,606	—	—
Transamerica Global Multifactor Macro	31,834,474	1,110,766	(1,637,959)	(130,493)	(2,524,664)	28,652,124	—	1,088,680
Transamerica Growth	72,341,005	14,249,205	(24,253,122)	2,304,536	(1,813,608)	62,828,016	52,445	13,916,798
Transamerica High Yield Bond	42,844,359	1,081,702	(44,917,385)	4,285,707	(3,292,862)	1,521	1,007,228	—
Transamerica Inflation Opportunities	54,876,527	810,492	(6,179,098)	(139,075)	(163,963)	49,204,883	630,469	—
Transamerica Intermediate Bond	99,765,435	44,865,549	(6,443,956)	(77,378)	(417,865)	137,691,785	2,040,858	330,886
Transamerica International Equity	92,258,533	27,033,760	(7,557,871)	(261,612)	13,759,679	125,232,489	1,551,186	234,615
Transamerica International Equity Opportunities	41,033,985	11,251,310	(5,839,515)	(512,439)	8,381,365	54,314,706	434,358	—
Transamerica International Small Cap	21,473,745	14,507,057	(3,198,457)	(1,682,204)	(1,967,254)	29,132,887	1,303,956	7,486,483
Transamerica International Small Cap Value	23,178,270	7,064,513	(2,003,574)	(65,973)	4,117,563	32,290,799	506,359	155,741
Transamerica Large Cap Value	149,428,332	14,638,068	(48,741,945)	1,102,477	9,603,790	126,030,722	1,826,057	12,361,225
Transamerica Managed Futures Strategy	44,364,156	676,829	(6,554,530)	(1,212,581)	(3,295,109)	33,978,765	462,483	—
Transamerica Mid Cap Value	52,571,474	3,976,426	(16,876,039)	424,964	3,228,773	43,325,598	479,817	3,340,193
Transamerica Mid Cap Value Opportunities	24,179,887	2,023,303	(7,599,021)	750,189	294,567	19,648,925	279,241	1,675,652
Transamerica MLP & Energy Income	53,233,224	2,250,775	(14,577,712)	2,707,404	(637,301)	42,976,390	2,209,775	—
Transamerica Multi-Cap Growth	37,918,913	7,007,327	(12,824,315)	(980,149)	25,327	31,147,103	98,874	6,762,110
Transamerica Short-Term Bond	73,497,941	1,658,637	(10,897,858)	136,211	(99,990)	64,294,941	1,176,753	—
Transamerica Small Cap Core	10,093,294	57,798	(3,393,449)	495,023	932,854	8,185,520	25,192	—
Transamerica Small Cap Growth	8,981,100	5,413,314	(3,259,865)	(302,809)	(3,375,780)	7,455,960	—	5,372,385
Transamerica Small Cap Value	18,993,571	252,081	(6,152,008)	1,106,103	2,114,414	16,314,161	202,528	—
Transamerica Small Company Growth Liquidating Trust	1,792	—	—	—	1	1,793	—	—
Transamerica Total Return	206,699,147	51,427,851	(31,970,226)	(700,381)	(1,765,838)	223,690,553	1,451,157	5,103,544
Transamerica US Growth	49,274,308	1,480,677	(16,649,298)	8,308,781	(869,869)	41,544,599	251,976	1,037,020

Total	$2,022,109,590	$387,083,601	$(468,813,800)	$14,110,425	$40,915,819	$1,995,405,635	$31,472,136	$99,147,250

Transamerica Funds	Page 22	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation Intermediate Horizon (C)	Value December 31, 2016 (D)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$—	$85,723,182	$(85,028,892)	$—	$—	$694,290		$1,140	$—
Transamerica High Quality Bond (E)	5,884,097	47,049,259	(13,271,284)	(451,525)	(647,142)	38,563,405		174,358	—
Transamerica High Yield Bond (E)	4,770,472	33,529,838	(8,939,103)	(151,555)	153,620	29,363,272		578,529	—
Transamerica Inflation-Protected Securities (E)	8,752,013	54,967,317	(9,948,001)	(295,337)	(423,245)	53,052,747		262,885	—
Transamerica Intermediate Bond (E)	18,361,369	123,310,321	(21,095,094)	(225,262)	(371,620)	119,979,714		899,843	—
Transamerica International Equity (E)	8,740,929	45,871,440	(9,979,899)	757,358	3,289,316	48,679,144		25,785	—
Transamerica Large Growth (E)	10,605,066	56,208,069	(12,446,479)	4,491,748	2,354,178	61,212,582		89,505	—
Transamerica Large Value Opportunities (E)	11,399,999	48,261,408	(11,779,604)	4,300,474	5,213,112	57,395,389		265,211	—
Transamerica Partners Institutional Government Money Market	157,625	9,793,065	(9,950,690)	—	—	—	(B)	—	—
Transamerica Mid Cap Growth (E)	2,502,119	13,250,362	(2,796,014)	(59,495)	628,347	13,525,319		15,403	46,791
Transamerica Mid Cap Value Opportunities (E)	2,522,063	11,848,657	(2,704,882)	569,049	1,007,412	13,242,299		38,405	50,672
Transamerica Small Cap Core (E)	—	3,450,546	(3,827,921)	377,375	—	—	(B)	—	—
Transamerica Small Cap Growth (E)	2,577,082	12,275,651	(2,587,379)	523,386	160,936	12,949,676		17,041	39,644
Transamerica Small Cap Value (E)	2,540,231	11,924,380	(2,461,597)	806,450	368,844	13,178,308		2,281	—

Total	$78,813,065	$557,463,495	$(196,816,839)	$10,642,666	$11,733,758	$461,836,145		$2,370,386	$137,107

Asset Allocation Long Horizon (F)	Value December 31, 2016 (D)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$—	$49,299,360	$(48,825,399)	$306	$—	$474,267		$794	$—
Transamerica High Quality Bond (E)	135,508	4,461,744	(3,048,054)	(86,784)	(9,644)	1,452,770		6,213	—
Transamerica High Yield Bond (E)	587,137	10,089,554	(4,777,149)	(131,977)	125,820	5,893,385		119,491	—
Transamerica Inflation Protected Securities (E)	902,844	20,221,365	(11,266,598)	(262,196)	(42,720)	9,552,695		44,389	—
Transamerica Intermediate Bond (E)	1,062,027	32,298,778	(21,453,061)	(237,107)	27,326	11,697,963		83,457	—
Transamerica International Equity (E)	5,920,266	68,703,127	(11,715,675)	1,059,988	3,272,252	67,239,958		16,895	—
Transamerica Large Growth (E)	6,159,072	56,248,119	(10,973,272)	4,534,531	7,325,594	63,294,044		91,782	—
Transamerica Large Value Opportunities (E)	6,195,737	46,152,789	(9,976,596)	4,633,255	9,237,553	56,242,738		238,998	—
Transamerica Partners Institutional Government Money Market	74,511	4,302,170	(4,376,681)	—	—	—	(B)	—	—
Transamerica Mid Cap Growth (E)	1,778,877	17,145,398	(2,949,699)	(318,371)	573,336	16,229,541		10,579	32,134
Transamerica Mid Cap Value Opportunities (E)	1,917,767	14,660,764	(3,011,355)	1,299,511	1,587,506	16,454,193		28,724	37,898
Transamerica Small Cap Growth (E)	1,852,229	15,510,302	(2,943,580)	934,863	899,129	16,252,943		11,829	27,518
Transamerica Small Cap Value (E)	1,905,694	14,383,175	(2,930,147)	1,456,147	2,141,850	16,956,719		1,683	—

Total	$28,491,669	$353,476,645	$(138,247,266)	$12,882,166	$25,138,002	$281,741,216		$654,834	$97,550

Asset Allocation Short Horizon (G)	Value December 31, 2016 (D)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value July 31, 2017		Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$—	$11,726,561	$(11,354,027)	$—	$—	$372,534		$470	$—
Transamerica High Quality Bond (E)	1,886,201	34,251,222	(1,769,851)	(80,917)	(684,009)	33,602,646		124,959	—
Transamerica High Yield Bond (E)	1,295,496	21,813,952	(2,217,093)	3,144	427,096	21,322,595		342,567	—
Transamerica Inflation-Protected Securities (E)	1,853,222	32,017,833	(1,691,922)	(174,594)	(896,843)	31,107,696		126,482	—
Transamerica Intermediate Bond (E)	5,589,585	92,994,679	(5,093,796)	(8,638)	(721,366)	92,760,464		594,764	—
Transamerica International Equity (E)	239,309	4,011,276	(240,314)	36,292	463,552	4,510,115		645	—
Transamerica Large Growth (E)	367,832	6,088,705	(385,000)	100,553	666,636	6,838,726		8,934	—
Transamerica Large Value Opportunities (E)	388,319	5,499,558	(359,699)	128,113	1,104,803	6,761,094		24,701	—
Transamerica Partners Institutional Government Money Market	18,668	2,485,731	(2,504,399)	—	—	—	(B)	—	—
Transamerica Small Cap Core (E)	258,868	3,481,041	(229,326)	69,104	580,194	4,159,881		230	—

Total	$11,897,500	$214,370,558	$(25,845,427)	$73,057	$940,063	$201,435,751		$1,223,752	$—

Transamerica Funds	Page 23	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

(A)	Does not reflect certain tax adjustments.
(B)	No longer held at Period Ended end.
(C)	Formerly, Transamerica Institutional Asset Allocation – Intermediate Horizon. For accounting purposes, the Fund, a target fund, is considered the accounting survivor.
(D)	Pursuant to a Plan of Reorganization the fiscal year end became October 31 at the close of business on May 19, 2017.
(E)	Includes activity from the applicable Transamerica Partners Institutional Fund. Please reference the Reorganization section of the Notes to the Schedule of Investments for more information.
(F)	Formerly, Transamerica Institutional Asset Allocation – Long Horizon. For accounting purposes, the Fund, a target fund, is considered the accounting survivor.
(G)	Formerly, Transamerica Institutional Asset Allocation – Short Horizon. For accounting purposes, the Fund, a target fund, is considered the accounting survivor.

10. NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

11. REORGANIZATION

Following the close of business on the date listed in the subsequent table, the Target Funds reorganized into new or existing Destination Funds within the Trust. The reorganizations into existing Destination Funds were as follows:

Target Fund	Destination Fund	Reorganization Date
Transamerica Partners High Yield Bond	High Yield Bond (A)	March 24, 2017
Transamerica Partners Institutional High Yield Bond
Transamerica Partners High Yield Bond Portfolio
Transamerica Partners Core Bond	Intermediate Bond	March 24, 2017
Transamerica Partners Institutional Core Bond (A)
Transamerica Partners Core Bond Portfolio
Transamerica Partners International Equity	International Equity (A)	March 10, 2017
Transamerica Partners Institutional International Equity
Transamerica Partners International Equity Portfolio
Transamerica Partners Mid Growth	Mid Cap Growth	March 10, 2017
Transamerica Partners Institutional Mid Growth (A)
Transamerica Partners Mid Growth Portfolio
Transamerica Partners Mid Value	Mid Cap Value Opportunities (A)	March 24, 2017
Transamerica Partners Institutional Mid Value
Transamerica Partners Mid Value Portfolio
Transamerica Partners Small Core	Small Cap Core	March 10, 2017
Transamerica Partners Institutional Small Core (A)
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth	Small Cap Growth (A)	March 10, 2017
Transamerica Partners Institutional Small Growth
Transamerica Partners Small Growth Portfolio
Transamerica Partners Small Value	Small Cap Value	April 21, 2017
Transamerica Partners Institutional Small Value (A)
Transamerica Partners Small Value Portfolio

Transamerica Funds	Page 24	July 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2017

(unaudited)

11. REORGANIZATION (continued)

The reorganizations into newly organized Destination Funds were as follows:

Target Fund	Destination Fund	Reorganization Date
Transamerica Partners High Quality Bond	High Quality Bond	April 21, 2017
Transamerica Partners Institutional High Quality Bond (A)
Transamerica Partners High Quality Bond Portfolio
Transamerica Partners Inflation-Protected Securities	Inflation-Protected Securities	April 21, 2017
Transamerica Partners Institutional Inflation-Protected Securities (A)
Transamerica Partners Inflation-Protected Securities Portfolio
Transamerica Asset Allocation – Intermediate Horizon	Intermediate Horizon	May 19, 2017
Transamerica Asset Allocation – Short/Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate Horizon (A)
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Large Core	Large Core	March 10, 2017
Transamerica Partners Institutional Large Core (A)
Transamerica Partners Large Core Portfolio
Transamerica Partners Large Growth	Large Growth	March 10, 2017
Transamerica Partners Institutional Large Growth (A)
Transamerica Partners Large Growth Portfolio
Transamerica Partners Large Value	Large Value Opportunities	May 5, 2017
Transamerica Partners Institutional Large Value (A)
Transamerica Partners Large Value Portfolio
Transamerica Asset Allocation – Intermediate/Long Horizon	Long Horizon	May 19, 2017
Transamerica Asset Allocation – Long Horizon
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Institutional Asset Allocation – Long Horizon (A)
Transamerica Asset Allocation – Short Horizon	Short Horizon	May 19, 2017
Transamerica Institutional Asset Allocation – Short Horizon (A)

(A)	Accounting Survivor.

12. SUBSEQUENT EVENT

The Board approved the reorganization of Transamerica Partners Balanced and Transamerica Partners Balanced Portfolio into Transamerica Balanced II, a new Fund within the Trust. Transamerica Partners Balanced and Transamerica Partners Balanced Portfolio would receive newly-issued Class R or Class I3 shares, as applicable, in the reorganization, which is scheduled to occur following the close of business on or about September 15, 2017.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Funds	Page 25	July 31, 2017 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 26, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	September 26, 2017